UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Deborah Djeu, Esq. Chief Compliance Officer SA Funds – Investment Trust 10 Almaden Blvd., 15th Floor, San Jose, CA 95113 (Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: June 30, 2018

Item 1. Report to Shareholders.
ANNUAL REPORT June 30, 2018

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within two years from the date of settlement.

Effective July 3, 2017, the formerly single class of shares of the SA U.S. Fixed Income Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 0.17%, compared to a return of 0.27% for the Fund’s benchmark index, the ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/ Government Bond Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Before deducting operating expenses, the Fund’s portfolio outperformed the benchmark index for the fiscal year primarily due to two reasons: strong performance in the very short sector of the yield curve (0 to 1-year maturities) where the benchmark has no exposure, and by avoiding any longer-term exposures (2 to 3-year maturities) which were the weakest maturity segment of the benchmark, but for which the Fund has no exposure. However, after the application of the Fund’s Investor Class’s net operating expenses for the year, the performance of the Fund’s Investor Class relative to the benchmark for the fiscal year was slightly negative at -0.10%.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Fixed
Income Fund - Investor Class vs. the ICE BofA Merrill Lynch 1-3 Year U.S.
Corporate/Government Bond Index from June 30, 2008 through June 30, 2018

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Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is a subset of the BofA Merrill Lynch Corporate/Government Index and includes investment grade debt securities with a remaining term to final maturity of less than 3 years. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Fixed Income Fund – Investor Class	2.82%	(a)	0.17%	0.80%	1.75%
SA U.S. Fixed Income Fund – Select Class	0.25%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if LWI Financial Inc. (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 0.63% and 0.43%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the FTSE World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

Effective July 3, 2017, the formerly single class of shares of the SA Global Fixed Income Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 0.04%, compared to a return of 0.89% for the Fund’s benchmark index, the FTSE World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class’s underperformance relative to the benchmark across the fiscal year was primarily the result of the presence of corporate securities in the Fund. While the Fund’s portfolio of government securities generally outperformed the government bonds in the benchmark, the Fund also holds corporate securities which are not present in the benchmark. The performance of the Fund’s corporate bonds was generally lower than the performance of the benchmark. Because the Fund held a majority of its assets over the fiscal year in corporate bonds, the Fund’s Investor Class underperformed its benchmark by 0.85%.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed
Income Fund - Investor Class vs. the FTSE World Government Bond 1-5 Year
Currency Hedged U.S. Dollar Index from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The FTSE World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of more than 20 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018:

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Global Fixed Income Fund – Investor Class	2.82%	(a)	0.04%	0.80%	1.75%
SA Global Fixed Income Fund – Select Class	0.25%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on July 29, 1999.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 0.71% and 0.51%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently Dimensional Fund Advisors LP, the Fund’s investment sub-adviser (the “Sub-Adviser”), has narrowed the universe of eligible securities to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate registered investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

Effective July 3, 2017, the formerly single class of shares of the SA U.S. Core Market Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 15.91%, compared to a return of 14.78% for the Fund’s benchmark index, the Russell 3000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Across the fiscal year the Fund held a larger position than that of the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. This strategy was successful during the fiscal year in helping the Fund’s Investor Class outperform its benchmark due to the fact that during the fiscal year the stocks of companies with higher profitability (in which the Fund had a strong position) performed better than the stocks of companies with lower profitability (stocks which the Fund sought to avoid). After accounting for the Fund’s Investor Class’s net operating expenses, the overall performance of the Fund’s Investor Class relative to its benchmark net of Investor Class’s expenses was +1.13%.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund -
Investor Class vs. the Russell 3000 Index from June 30, 2008 through June 30, 2018

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Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Core Market Fund – Investor Class	6.15%	(a)	15.91%	12.81%	9.76%
SA U.S. Core Market Fund – Select Class	15.99%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 0.88% and 0.68%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

Effective July 3, 2017, the formerly single class of shares of the SA U.S. Value Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 9.59%, compared to a return of 6.77% for the Fund’s benchmark index, the Russell 1000 Value Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was either below average or well below average in the marketplace (known as “value stocks”). The Fund generally avoided holding stocks found in the benchmark that did not meet these qualifications. Due to the strength of performance across the fiscal year in the marketplace of the kinds of value stocks held by the Fund, the Fund’s Investor Class outperformed the benchmark during the fiscal year by 2.82%, net of Investor Class’s expenses.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value
Fund - Investor Class vs. the Russell 1000 Value Index from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Value Fund – Investor Class	6.24%	(a)	9.59%	11.18%	8.92%
SA U.S. Value Fund – Select Class	9.20%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on August 5, 1999, not annualized.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratio for fiscal year 2017 of Investor Class and Select Class were 0.95% and 0.75%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

Effective July 3, 2017, the formerly single class of shares of the SA U.S. Small Company Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 14.64%, compared to a return of 17.57% for the Fund’s benchmark index, the Russell 2000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class’s underperformance relative to the benchmark index over the fiscal year was primarily the result of one single effect – the securities selected for the Fund from within the mid-cap segment of the market significantly underperformed the broader set of mid-cap securities found in the benchmark. The remainder of the stocks in the Fund, generally in the smaller capitalization range, performed equivalently to their segment counterparts in the benchmark. As a result of the relative underperformance of the selection of mid-cap securities in the Fund, however, the Fund’s Investor Class shares underperformed the benchmark during the fiscal year by -2.93%, net of Investor Class’s expenses.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund -
Investor Class vs. the Russell 2000 Index from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current membership in the Russell 3000 Index. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Small Company Fund – Investor Class	9.16%	(a)	14.64%	11.33%	10.96%
SA U.S. Small Company Fund – Select Class	14.05%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 1.12% and 0.92%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large- and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

Effective July 3, 2017, the formerly single class of shares of the SA International Value Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 8.61%, compared to a return of 4.80% for the Fund’s benchmark index, the MSCI World Ex. U.S. Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The outperformance of the Fund’s Investor Class relative to the benchmark index by 3.81% during the fiscal year was largely due to the Fund’s strong security selection across a number of important segments of the benchmark, most notably the selection of securities with both deeper value characteristics and higher operating profitability. Also contributing positively to the performance of the Fund’s Investor Class against the benchmark during the fiscal year was a significant overweight position in the Fund (relative to weights held in the benchmark) of stocks with higher value characteristics.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International
Value Fund - Investor Class vs. the MSCI World Ex. U.S. Value Index (net div.)
from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The MSCI World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 of 23 developed market countries (excluding the United States), covering approximately 85% of the equity market capitalization of those countries. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Value Fund – Investor Class	4.60%	(a)	8.61%	5.81%	1.77%
SA International Value Fund – Select Class	8.16%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 1.08% and 0.88%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

Effective July 3, 2017, the formerly single class of shares of the SA International Small Company Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 8.35%, compared to a return of 11.87% for the Fund’s benchmark index, the MSCI World Ex. U.S. Small Cap Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s underperformance relative to its benchmark index of -3.52% was primarily the result of the Fund’s security selection within the largest of its mid-cap securities. The underperformance was most notable in the Fund’s holdings in Germany, the United Kingdom and the Scandinavian countries.

Comparison of Change in Value of a $10,000 Investment in the SA International Small
Company Fund - Investor Class vs. the MSCI World Ex. U.S. Small Cap Index (net div.)
from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The MSCI World Ex. U.S. Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 22 of 23 developed market countries (excluding the United States), covering approximately 14% of the market capitalization of those countries, and is composed of stocks which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Small Company Fund – Investor Class	7.67%	(a)	8.35%	9.27%	5.17%
SA International Small Company Fund – Select Class	8.98%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 1.24% and 1.04%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets. The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

Effective July 3, 2017, the formerly single class of shares of the SA Emerging Markets Value Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 5.23%, compared to a return of 4.28% for the Fund’s benchmark index, the MSCI Emerging Markets Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class’s outperformance relative to its benchmark index of 0.96% over the fiscal year was primarily the result of the Fund’s overweight position (relative to the benchmark) in stocks with both strong value characteristics and with high operating profitability. Such stocks, taken as a group in the market, were the strongest category of performers over the fiscal year, hence an overweight position in such stocks contributed strongly to the Fund’s Investor Class’s outperformance of the benchmark.

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund -
Investor Class vs. the MSCI Emerging Markets Value Index (net div.) from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The MSCI Emerging Markets Value Index (net div.) is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Emerging Markets Value Fund – Investor Class	1.85%	(a)	5.23%	2.72%	1.31%
SA Emerging Markets Value Fund – Select Class	4.87%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 1.35% and 1.15%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, management, construction or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITS”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

Effective July 3, 2017, the formerly single class of shares of the SA Real Estate Securities Fund was renamed Investor Class shares. Also, effective July 3, 2017, the Fund began offering Select Class shares. Because of differences in shareholder servicing arrangements, the Select Class does not pay the same fees as the Investor Class under the Fund’s shareholder services agreement. Accordingly, the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement.

For the fiscal year ended June 30, 2018, the Fund’s Investor Class had a net return of 3.14%, compared to a return of 4.23% for the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class underperformed the benchmark index by -1.09% for the fiscal year, which is roughly equivalent to the Fund’s Investor Class’s operating expenses for that fiscal year. Exclusive of the Fund’s Investor Class’s operating expenses, the Fund’s Investor Class’s performance in its portfolio roughly matched that of its benchmark for the fiscal year.

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund -
Investor Class vs. the Dow Jones U.S. Select REIT Index from June 30, 2008 through June 30, 2018

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2008, including the reinvestment of income dividends and other distributions, through June 30, 2018. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Real Estate Securities Fund – Investor Class	3.52%	(a)	3.14%	7.40%	7.12%
SA Real Estate Securities Fund – Select Class	2.03%	(b)	N/A	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017, not annualized.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2017 of Investor Class and Select Class were 0.95% and 0.75%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

For the fiscal year ended June 30, 2018, the Fund had a net return of 8.11%, compared to a return of 8.63% for the Fund’s benchmark index, the Worldwide Moderate Growth Composite Index. Since the Fund invests only in Underlying SA Funds, the performance of the Fund across the fiscal year was primarily the result of the performance of its Underlying SA Funds. Most notably, the SA Emerging Markets Value Fund and the SA Real Estate Securities Fund underperformed the equity portion of the Fund’s benchmark index, significantly contributing to the Fund’s -0.52% underperformance for the fiscal year relative to its benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide
Moderate Growth Fund vs. the Benchmark since Commencement of Fund
Operations through June 30, 2018

The MSCI ACWI Investable Market Index (IMI) (net div.) captures large, mid and small cap representation across 23 Developed Markets and 24 Emerging Markets countries. With more than 8,000 constituent securities, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set. The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 3 years. The Worldwide Moderate Growth Composite Index is a weighted blend of the following indexes: 75% MSCI ACWI IMI (net div.) and 25% ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index. The Worldwide Moderate Growth Composite Index is rebalanced on an annual basis in January of each year. Investors cannot invest directly in an index. Indexes are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries that impose such withholding taxes.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2018

	Since		One
	Inception		Year
SA Worldwide Moderate Growth Fund	6.13%	(a)	8.11%

(a)	From commencement of Fund operations on July 1, 2015.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2017 was 0.78% (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.1%
Australia — 3.8%
Australia & New Zealand
Banking Group Ltd.,
2.250%, 12/19/19±	USD	500,000	$494,884
Australia & New Zealand
Banking Group Ltd. MTN,
1.600%, 7/15/19	USD	2,250,000	2,220,113
Australia & New Zealand
Banking Group Ltd. MTN,
2.250%, 6/13/19	USD	2,500,000	2,487,603
Commonwealth Bank of
Australia, 2.300%, 9/06/19	USD	1,902,000	1,888,415
Commonwealth
Bank of Australia,
5.000%, 10/15/19	USD	1,400,000	1,436,342
National Australia Bank Ltd.,
1.375%, 7/12/19	USD	1,000,000	985,323
National Australia Bank Ltd.,
2.250%, 7/01/19	USD	2,500,000	2,484,918
National Australia Bank Ltd.,
2.250%, 1/10/20	USD	1,000,000	988,159
Westpac Banking Corp.,
1.650%, 5/13/19	USD	1,000,000	990,783
Westpac Banking Corp.,
1.950%, 11/23/18	USD	612,000	610,589
Westpac Banking Corp.,
2.250%, 1/17/19	USD	9,253,000	9,229,273
			23,816,402
Canada — 5.7%
Province of Ontario Canada,
1.650%, 9/27/19	USD	4,500,000	4,446,582
Province of Ontario Canada,
1.875%, 5/21/20	USD	2,000,000	1,965,584
Province of Ontario Canada,
4.400%, 4/14/20	USD	2,650,000	2,724,223
Royal Bank of Canada,
1.500%, 7/29/19	USD	6,000,000	5,915,431
Royal Bank of Canada GMTN,
1.625%, 4/15/19	USD	1,000,000	991,514
Royal Bank of Canada GMTN,
2.150%, 3/15/19	USD	2,000,000	1,993,360
Toronto-Dominion Bank (The),
2.125%, 7/02/19	USD	11,247,000	11,181,974
Toronto-Dominion Bank (The)
MTN, 1.900%, 10/24/19	USD	6,000,000	5,932,500
			35,151,168
Japan — 0.3%
MUFG Bank Ltd.,
2.300%, 3/05/20±	USD	1,000,000	984,568
Mizuho Bank Ltd.,
2.400%, 3/26/20±	USD	1,000,000	985,649
			1,970,217
Netherlands — 2.5%
Cooperatieve Rabobank UA,
1.375%, 8/09/19	USD	880,000	865,378
Cooperatieve Rabobank UA,
2.250%, 1/14/19	USD	7,000,000	6,987,205
Nederlandse Waterschapsbank
NV, 1.750%, 9/05/19±	USD	1,000,000	990,134
Shell International Finance BV,
1.375%, 9/12/19	USD	1,500,000	1,475,996
Shell International Finance BV,
2.125%, 5/11/20	USD	2,000,000	1,976,564
Shell International Finance BV,
4.375%, 3/25/20	USD	3,000,000	3,078,790
			15,374,067
New Zealand — 0.1%
ANZ New Zealand Int’l Ltd.,
2.600%, 9/23/19	USD	336,000	334,297

Norway — 0.1%
Equinor ASA,
2.250%, 11/08/19	USD	600,000	595,816

Sweden — 1.4%
Svenska Handelsbanken AB,
2.500%, 1/25/19	USD	5,000,000	4,994,847
Svenska Handelsbanken AB
MTN, 2.250%, 6/17/19	USD	3,912,000	3,892,322
			8,887,169
United Kingdom — 0.7%
AstraZeneca PLC,
1.750%, 11/16/18	USD	875,000	872,398
AstraZeneca PLC,
1.950%, 9/18/19	USD	3,500,000	3,464,712
			4,337,110
United States — 84.5%
3M Co. MTN,
1.625%, 6/15/19		$10,000,000	9,907,705
Aflac, Inc., 2.400%, 3/16/20		5,645,000	5,583,552
Apple, Inc., 1.500%, 9/12/19		3,300,000	3,259,587
Apple, Inc., 1.800%,
11/13/19		5,000,000	4,948,130
Apple, Inc., 1.800%, 5/11/20		2,909,000	2,860,487
Apple, Inc., 2.100%, 5/06/19		6,450,000	6,431,054
AT&T, Inc., 2.300%, 3/11/19		3,250,000	3,238,515
AT&T, Inc., 2.375%, 11/27/18		1,000,000	999,083
AT&T, Inc., 5.200%, 3/15/20		1,000,000	1,030,386
Berkshire Hathaway Finance
Corp., 1.300%, 8/15/19		3,000,000	2,955,345
Berkshire Hathaway, Inc.,
2.100%, 8/14/19		603,000	599,698
Bristol-Myers Squibb Co.,
1.600%, 2/27/19		4,000,000	3,976,343
Cardinal Health, Inc.,
2.400%, 11/15/19		1,869,000	1,850,245

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Caterpillar Financial
Services Corp. MTN,
1.900%, 3/22/19	$440,000	$438,056
Caterpillar Financial
Services Corp. MTN,
2.000%, 3/05/20	4,361,000	4,295,368
Chevron Corp.,
1.561%, 5/16/19	11,100,000	11,001,012
Chevron Corp.,
1.991%, 3/03/20	4,750,000	4,693,142
Cisco Systems, Inc.,
1.400%, 9/20/19	1,852,000	1,826,241
Cisco Systems, Inc.,
4.450%, 1/15/20	5,000,000	5,127,817
Citigroup, Inc.,
2.400%, 2/18/20	2,500,000	2,469,102
Citigroup, Inc.,
2.500%, 9/26/18	1,340,000	1,339,697
Coca-Cola Co. (The),
1.375%, 5/30/19	1,128,000	1,116,322
Comcast Corp.,
5.150%, 3/01/20	1,000,000	1,032,441
EI du Pont de Nemours & Co.,
4.625%, 1/15/20	463,000	475,561
Federal Home Loan Banks,
1.500%, 10/21/19	39,000,000	38,512,539
Federal Home Loan Banks,
1.875%, 3/13/20	21,000,000	20,767,215
Federal Home Loan Banks,
2.000%, 9/13/19	5,000,000	4,974,135
Federal Home Loan Banks,
2.125%, 2/11/20	16,000,000	15,904,768
Federal Home Loan Banks,
2.375%, 3/30/20	15,000,000	14,956,860
Federal Home Loan Banks,
2.625%, 5/28/20	20,500,000	20,510,086
Federal Home Loan Banks,
3.375%, 6/12/20	39,000,000	39,548,769
Federal Home Loan Banks,
4.125%, 3/13/20	19,200,000	19,699,776
Federal Home Loan Mortgage
Corp., 1.250%, 10/02/19	14,100,000	13,887,471
Federal National
Mortgage Association,
1.000%, 10/24/19	6,500,000	6,377,078
Ford Motor Credit Co. LLC,
2.551%, 10/05/18	1,500,000	1,499,154
Ford Motor Credit Co. LLC,
2.681%, 1/09/20	1,000,000	990,986
General Dynamics Corp.,
2.875%, 5/11/20	3,000,000	2,997,546
General Electric Co. GMTN,
5.500%, 1/08/20	2,000,000	2,073,552
Georgia Power Co.,
1.950%, 12/01/18	758,000	754,944
Gilead Sciences, Inc.,
2.350%, 2/01/20	3,505,000	3,471,493
Goldman Sachs Group Inc.,
2.550%, 10/23/19	2,000,000	1,988,380
Goldman Sachs Group Inc. (The)
GMTN, 5.375%, 3/15/20	500,000	517,995
Harley-Davidson
Financial Services, Inc.,
2.250%, 1/15/19±	680,000	678,204
John Deere Capital Corp. MTN,
1.250%, 10/09/19	470,000	461,412
John Deere Capital Corp. MTN,
2.050%, 3/10/20	2,260,000	2,227,276
JPMorgan Chase & Co.,
4.950%, 3/25/20	1,791,000	1,844,891
KeyBank NA/Cleveland OH,
2.350%, 3/08/19	1,000,000	997,218
Kraft Heinz Foods Co.,
5.375%, 2/10/20	4,500,000	4,655,580
Laboratory Corp. of America
Holdings, 2.625%, 2/01/20	881,000	874,311
Medtronic, Inc.,
2.500%, 3/15/20	2,000,000	1,986,612
Merck & Co., Inc.,
1.850%, 2/10/20	5,633,000	5,550,511
Morgan Stanley GMTN,
2.450%, 2/01/19	5,500,000	5,491,458
Novartis Capital Corp.,
1.800%, 2/14/20	1,493,000	1,470,218
Oracle Corp.,
2.250%, 10/08/19	8,093,000	8,052,198
Pfizer, Inc., 2.100%, 5/15/19	3,777,000	3,765,122
Philip Morris International, Inc.,
1.875%, 11/01/19	1,000,000	987,270
Philip Morris International, Inc.,
2.000%, 2/21/20	1,915,000	1,884,668
Philip Morris International, Inc.,
4.500%, 3/26/20	1,500,000	1,535,656
Procter & Gamble Co. (The),
1.750%, 10/25/19	10,862,000	10,753,910
Procter & Gamble Co. (The),
1.900%, 11/01/19	1,000,000	989,760
QUALCOMM, Inc., 2.250%,
5/20/20	1,000,000	985,707
Quest Diagnostics, Inc.,
4.750%, 1/30/20	1,000,000	1,023,996
Sherwin-Williams Co. (The),
2.250%, 5/15/20	2,000,000	1,967,665
TD Ameritrade Holding Corp.,
5.600%, 12/01/19	1,500,000	1,553,108
Toyota Motor Credit Corp.,
1.950%, 4/17/20	6,300,000	6,193,237
Toyota Motor Credit Corp.
GMTN, 2.200%, 1/10/20	2,000,000	1,982,120
Toyota Motor Credit Corp. MTN,
1.400%, 5/20/19	1,600,000	1,582,830
Toyota Motor Credit Corp. MTN,
1.700%, 1/09/19	1,000,000	995,882
Toyota Motor Credit Corp. MTN,
1.700%, 2/19/19	2,220,000	2,208,111

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Toyota Motor Credit Corp. MTN,
2.125%, 7/18/19	$669,000	$665,028
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	4,831,000	4,774,014
Unilever Capital Corp.,
1.800%, 5/05/20	500,000	491,636
United States Treasury Note,
1.000%, 10/15/19	32,000,000	31,420,000
United States Treasury Note,
1.000%, 11/15/19	7,000,000	6,863,418
United States Treasury Note,
1.125%, 4/30/20	1,000,000	975,254
United States Treasury Note,
1.250%, 1/31/20	11,500,000	11,281,455
United States Treasury Note,
1.250%, 2/29/20	28,000,000	27,429,609
United States Treasury Note,
1.375%, 12/15/19	6,500,000	6,399,072
United States Treasury Note,
1.375%, 2/15/20	18,000,000	17,681,133
United States Treasury Note,
1.375%, 3/31/20	2,000,000	1,961,367
United States Treasury Note,
1.500%, 11/30/19	7,500,000	7,399,951
United States Treasury Note,
1.500%, 4/15/20	4,000,000	3,929,375
United States Treasury Note,
1.625%, 3/15/20	13,500,000	13,301,455
United States Treasury Note,
1.875%, 12/31/19	1,000,000	991,191
Verizon Communications, Inc.,
2.625%, 2/21/20	1,785,000	1,779,829
Wal-Mart Stores, Inc.,
1.750%, 10/09/19	18,377,000	18,191,977
Wells Fargo & Co.,
2.150%, 1/30/20	4,938,000	4,869,843
		523,992,174
TOTAL BONDS AND NOTES
(Identified Cost $617,401,792)		614,458,420

SHORT-TERM INVESTMENTS — 0.5%

	SHARES
Investment Company — 0.5%
State Street Institutional
U.S. Government Money
Market Fund, 1.820%	3,033,627	3,033,627

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $3,033,627)		3,033,627

Total Investments — 99.6%
(Identified Cost $620,435,419)		617,492,047
Cash and Other Assets,
Less Liabilities — 0.4%		2,340,961
Net Assets — 100.0%		$619,833,008

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2018 amounted to $4,133,439 or 0.67% of the net assets of the Fund.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.1%
Australia — 8.1%
Australia & New Zealand
Banking Group Ltd,
2.550%, 11/23/21	USD	1,200,000	$1,166,215
Australia & New Zealand
Banking Group Ltd. MTN,
2.300%, 6/01/21	USD	7,850,000	7,633,173
Australia & New Zealand
Banking Group Ltd. MTN,
2.700%, 11/16/20	USD	1,661,000	1,639,844
Commonwealth Bank of
Australia, 0.500%, 7/11/22	EUR	500,000	586,801
Commonwealth Bank of
Australia, 2.050%, 9/18/20±	USD	2,000,000	1,947,993
Commonwealth Bank of
Australia, 2.250%, 3/10/20±	USD	2,950,000	2,908,530
Commonwealth Bank of
Australia, 2.300%, 9/06/19	USD	850,000	843,929
Commonwealth Bank of
Australia, 7.250%, 2/05/20	AUD	3,000,000	2,381,795
Commonwealth Bank of Australia
GMTN, 2.300%, 3/12/20	USD	3,000,000	2,958,772
National Australia Bank Ltd.,
2.400%, 12/09/19±	USD	8,000,000	7,936,209
National Australia Bank Ltd.
GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,669,539
National Australia Bank Ltd.
GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,785,496
National Australia Bank Ltd.
GMTN, 2.625%, 7/23/20@	USD	5,000,000	4,943,701
Westpac Banking Corp.,
0.250%, 1/17/22	EUR	1,000,000	1,164,707
Westpac Banking Corp.,
2.600%, 11/23/20	USD	16,825,000	16,564,733
Westpac Banking Corp.,
4.875%, 11/19/19	USD	1,500,000	1,538,271
			59,669,708

Austria — 0.2%
Republic of Austria Government
Bond, 0.000%, 9/20/22±	EUR	1,000,000	1,183,322

Belgium — 0.5%
Kingdom of Belgium Government
Bond, 4.250%, 9/28/22	EUR	2,750,000	3,839,301

Canada — 21.4%
Canada Housing Trust No 1,
1.250%, 12/15/20±	CAD	3,000,000	2,236,086
Canada Housing Trust No. 1,
1.200%, 6/15/20±	CAD	3,000,000	2,246,560
Canada Housing Trust No. 1,
1.750%, 6/15/22±	CAD	3,000,000	2,235,561
CPPIB Capital, Inc.,
1.400%, 6/04/20	CAD	19,500,000	14,630,674
CPPIB Capital, Inc.,
2.250%, 1/25/22±@	USD	4,000,000	3,900,599
Province of Alberta Canada,
1.250%, 6/01/20	CAD	5,000,000	3,741,072
Province of Alberta Canada,
1.350%, 9/01/21	CAD	11,000,000	8,126,437
Province of Alberta Canada,
1.750%, 8/26/20±@	USD	2,000,000	1,952,945
Province of British Columbia
Canada, 3.700%, 12/18/20	CAD	23,500,000	18,530,974
Province of Manitoba Canada,
1.550%, 9/05/21	CAD	10,000,000	7,430,190
Province of Manitoba Canada,
2.050%, 11/30/20	USD	3,000,000	2,939,635
Province of Ontario Canada,
1.350%, 3/08/22	CAD	3,000,000	2,200,373
Province of Ontario Canada,
2.500%, 9/10/21@	USD	11,082,000	10,904,802
Province of Ontario Canada,
4.200%, 6/02/20	CAD	8,500,000	6,716,335
Province of Quebec Canada,
2.750%, 8/25/21	USD	8,000,000	7,947,563
Province of Quebec Canada,
4.500%, 12/01/20	CAD	13,000,000	10,428,578
Royal Bank of Canada,
1.583%, 9/13/21	CAD	2,500,000	1,833,226
Royal Bank of Canada,
1.920%, 7/17/20	CAD	14,000,000	10,516,320
Royal Bank of Canada,
2.350%, 12/09/19	CAD	2,500,000	1,901,247
Royal Bank of Canada GMTN,
2.500%, 1/19/21	USD	5,000,000	4,914,000
Royal Bank of Canada MTN,
2.350%, 10/30/20	USD	1,910,000	1,873,829
Toronto-Dominion Bank (The),
1.800%, 7/13/21@	USD	9,750,000	9,341,174
Toronto-Dominion Bank (The)
GMTN, 2.500%, 12/14/20	USD	1,500,000	1,476,350
Toronto-Dominion Bank (The)
MTN, 2.125%, 4/07/21	USD	10,000,000	9,710,363
Total Capital Canada Ltd.,
1.125%, 3/18/22	EUR	2,000,000	2,421,298
Toyota Credit Canada, Inc.
MTN, 1.800%, 2/19/20	CAD	11,000,000	8,272,696
			158,428,887
Denmark — 0.2%
Kommunekredit,
0.250%, 3/29/23	EUR	1,000,000	1,177,221

Finland — 1.8%
Finland Government Bond,
1.500%, 4/15/23±	EUR	7,800,000	9,855,565
OP Corporate Bank PLC,
0.375%, 10/11/22	EUR	300,000	350,785
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	900,000	1,069,851
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,244,744
			13,520,945

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France — 13.6%
Agence Francaise de
Developpement,
0.500%, 10/25/22	EUR	300,000	$358,327
Agence Francaise de
Developpement,
1.625%, 1/21/20	USD	20,000,000	19,647,600
Caisse d’Amortissement
de la Dette Sociale,
0.125%, 11/25/22	EUR	10,800,000	12,769,527
Caisse d’Amortissement
de la Dette Sociale,
2.000%, 3/22/21	USD	7,000,000	6,836,123
Dexia Credit Local SA,
0.250%, 6/02/22	EUR	5,850,000	6,898,341
Dexia Credit Local SA,
0.750%, 1/25/23	EUR	1,200,000	1,441,345
Dexia Credit Local SA,
1.125%, 6/15/22	GBP	1,500,000	1,959,766
Dexia Credit Local SA,
1.875%, 1/29/20	USD	5,898,000	5,809,736
Dexia Credit Local SA,
2.000%, 1/22/21	EUR	3,000,000	3,702,498
French Republic Government
Bond OAT, 0.000%, 5/25/22	EUR	5,500,000	6,503,771
French Republic Government
Bond OAT, 0.000%, 3/25/23	EUR	6,100,000	7,179,856
French Republic Government
Bond OAT, 3.000%, 4/25/22	EUR	2,800,000	3,691,264
IXIS Corporate & Investment
Bank SA, 5.875%, 2/24/20	GBP	1,000,000	1,419,984
Sanofi, 0.500%, 3/21/23	EUR	1,800,000	2,125,503
Sanofi, 4.000%, 3/29/21	USD	4,280,000	4,386,375
Total Capital International SA,
2.125%, 3/15/23	EUR	1,200,000	1,518,940
Total Capital International SA,
2.750%, 6/19/21	USD	8,922,000	8,858,946
UNEDIC ASSEO,
0.125%, 5/25/22	EUR	2,000,000	2,362,471
UNEDIC ASSEO,
0.875%, 10/25/22	EUR	2,500,000	3,046,621
			100,516,994
Germany — 4.7%
FMS Wertmanagement,
1.000%, 9/07/22	GBP	600,000	785,178
FMS Wertmanagement AoeR,
1.375%, 6/08/21	USD	5,000,000	4,799,396
KFW, 0.000%, 12/15/22	EUR	10,000,000	11,737,044
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,307,988
Kreditanstalt fuer Wiederaufbau,
0.125%, 6/07/23	EUR	3,250,000	3,825,056
Kreditanstalt fuer Wiederaufbau,
0.125%, 2/24/23	EUR	400,000	471,557
Landwirtschaftliche Rentenbank,
1.250%, 5/20/22	EUR	600,000	739,988
Landwirtschaftliche Rentenbank
MTN, 5.500%, 3/29/22	AUD	3,000,000	2,454,181
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,054,318
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,751,220
State of North Rhine-Westphalia
Germany, 0.200%, 4/17/23	EUR	1,000,000	1,178,363
State of North Rhine-Westphalia
Germany, 0.375%, 2/16/23	EUR	900,000	1,070,464
			35,174,753
Ireland — 0.7%
GE Capital International
Funding Co., Unlimited Co.,
2.342%, 11/15/20	USD	5,500,000	5,377,981

Luxembourg — 3.0%
European Financial Stability
Facility, 0.000%, 11/17/22	EUR	6,500,000	7,621,207
European Financial Stability
Facility, 0.100%, 1/19/21	EUR	5,800,000	6,848,884
European Financial Stability
Facility, 0.500%, 1/20/23	EUR	6,200,000	7,415,874
			21,885,965
Netherlands — 8.1%
Bank Nederlandse Gemeenten
NV, 0.250%, 2/22/23	EUR	2,000,000	2,364,461
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	655,304
Bank Nederlandse Gemeenten
NV, 1.625%, 4/19/21	USD	14,500,000	14,018,731
Bank Nederlandse Gemeenten
NV, 2.375%, 2/01/22	USD	3,000,000	2,940,399
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
4.750%, 6/06/22	EUR	5,370,000	7,382,448
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA GMTN,
2.500%, 1/19/21	USD	12,391,000	12,158,030
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA GMTN,
4.000%, 1/11/22	EUR	1,000,000	1,325,718
Shell International Finance BV,
1.625%, 3/24/21	EUR	1,179,000	1,439,299
Shell International Finance BV,
1.750%, 9/12/21	USD	2,500,000	2,395,676
Shell International Finance BV,
2.125%, 5/11/20	USD	10,495,000	10,372,017
Shell International Finance BV,
2.250%, 11/10/20	USD	5,100,000	5,020,029
			60,072,112
New Zealand — 0.2%
ANZ New Zealand Int’l Ltd.,
0.400%, 3/01/22	EUR	355,000	414,354
ASB Finance Ltd.,
0.500%, 6/10/22	EUR	800,000	934,429
			1,348,783

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Norway — 1.7%
Equinor ASA,
2.250%, 11/08/19	USD	4,800,000	$4,766,531
Equinor ASA,
2.900%, 11/08/20	USD	3,000,000	2,994,110
Kommunalbanken AS,
1.625%, 2/10/21	USD	5,000,000	4,853,170
			12,613,811
Singapore — 0.6%
Singapore Government Bond,
1.250%, 10/01/21	SGD	6,000,000	4,289,174

Supranational — 0.5%
Asian Development Bank GMTN,
0.200%, 5/25/23	EUR	371,000	437,240
European Investment Bank,
1.625%, 6/15/21	USD	2,250,000	2,174,681
European Investment Bank,
1.625%, 3/15/23	EUR	600,000	754,673
European Stability Mechanism,
0.000%, 10/18/22	EUR	450,000	527,201
			3,893,795
Sweden — 8.6%
Kommuninvest I Sverige AB,
0.250%, 6/01/22	SEK	113,000,000	12,641,958
Kommuninvest I Sverige AB,
0.750%, 2/22/23	SEK	40,000,000	4,548,431
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	15,000,000	1,777,525
Nordea Bank AB,
2.500%, 9/17/20±	USD	4,000,000	3,935,083
Skandinaviska Enskilda Banken
AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,075,602
Svensk Exportkredit AB GMTN,
1.750%, 3/10/21@	USD	3,500,000	3,402,346
Svensk Exportkredit AB GMTN,
2.375%, 3/09/22	USD	5,000,000	4,900,238
Svenska Handelsbanken AB,
0.250%, 2/28/22	EUR	250,000	292,229
Svenska Handelsbanken AB,
1.125%, 12/14/22	EUR	1,633,000	1,971,324
Svenska Handelsbanken AB,
1.950%, 9/08/20	USD	5,355,000	5,211,974
Svenska Handelsbanken AB,
2.450%, 3/30/21	USD	1,000,000	977,833
Svenska Handelsbanken AB,
5.125%, 3/30/20±	USD	5,000,000	5,164,148
Sweden Government Bond,
3.500%, 6/01/22	SEK	100,000,000	12,839,590
Sweden Government Bond,
5.000%, 12/01/20	SEK	41,100,000	5,210,388
			63,948,669
United Kingdom — 0.0%
United Kingdom Gilt,
1.500%, 1/22/21	GBP	220,000	296,000

United States — 24.2%
3M Co., 0.950%, 5/15/23	EUR	120,000	144,888
Alphabet, Inc.,
3.625%, 5/19/21	USD	6,929,000	7,078,763
Apple, Inc., 1.550%, 2/07/20	USD	3,000,000	2,944,543
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,793,926
Apple, Inc., 2.850%, 5/06/21	USD	3,000,000	2,994,024
Berkshire Hathaway, Inc.,
0.750%, 3/16/23	EUR	400,000	473,155
Berkshire Hathaway, Inc.,
2.100%, 8/14/19	USD	4,989,000	4,961,678
Berkshire Hathaway, Inc.,
2.200%, 3/15/21	USD	2,500,000	2,460,896
Berkshire Hathaway, Inc.,
3.750%, 8/15/21@	USD	1,200,000	1,233,618
Chevron Corp.,
1.961%, 3/03/20@	USD	2,600,000	2,567,619
Chevron Corp.,
2.100%, 5/16/21	USD	2,048,000	2,000,905
Chevron Corp.,
2.193%, 11/15/19	USD	10,000,000	9,931,827
Cisco Systems, Inc.,
2.200%, 2/28/21	USD	7,950,000	7,802,733
Cisco Systems, Inc.,
4.450%, 1/15/20	USD	7,000,000	7,178,944
Coca-Cola Co. (The),
3.300%, 9/01/21	USD	10,645,000	10,738,980
Coca-Cola Co. (The) MTN,
2.600%, 6/09/20	AUD	2,500,000	1,851,372
Exxon Mobil Corp.,
2.222%, 3/01/21	USD	6,450,000	6,333,722
Federal Home Loan Banks,
2.250%, 3/11/22	USD	6,000,000	5,895,630
Federal Home Loan Banks,
2.500%, 3/11/22	USD	2,000,000	1,980,246
Federal Home Loan Banks,
2.875%, 9/11/20	USD	900,000	904,589
Federal Home Loan Mortgage
Corp., 1.625%, 9/29/20	USD	3,600,000	3,522,820
General Electric Co.,
0.375%, 5/17/22	EUR	400,000	466,302
International Business Machines
Corp., 2.500%, 1/27/22	USD	5,620,000	5,494,793
Johnson & Johnson,
2.250%, 3/03/22	USD	800,000	782,724
Merck & Co., Inc.,
1.850%, 2/10/20	USD	15,500,000	15,273,021
Merck Sharp & Dohme Corp.,
5.000%, 6/30/19	USD	1,250,000	1,278,571
Microsoft Corp.,
1.550%, 8/08/21	USD	11,000,000	10,552,713
Nestle Holdings, Inc.,
1.750%, 12/09/20	GBP	600,000	803,281
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,146,429
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,417,396
Pfizer, Inc., 0.250%, 3/06/22	EUR	400,000	469,261
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,893,849
Pfizer, Inc., 2.100%, 5/15/19	USD	2,725,000	2,716,430

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Pfizer, Inc., 2.200%, 12/15/21	USD	1,970,000	$1,919,022
Procter & Gamble Co. (The),
2.000%, 8/16/22	EUR	600,000	754,141
Toyota Motor Credit Corp. MTN,
1.550%, 10/18/19	USD	863,000	851,031
Toyota Motor Credit Corp. MTN,
2.125%, 7/18/19	USD	3,000,000	2,982,187
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	USD	3,000,000	2,964,612
Toyota Motor Credit Corp. MTN,
2.600%, 1/11/22	USD	1,000,000	980,004
Toyota Motor Credit Corp. MTN,
2.750%, 5/17/21	USD	5,000,000	4,958,137
United States Treasury Note,
1.125%, 7/31/21	USD	3,000,000	2,867,109
United States Treasury Note,
1.500%, 7/15/20	USD	6,000,000	5,876,719
US Bank NA/Cincinnati OH,
2.125%, 10/28/19	USD	4,500,000	4,459,556
			178,702,166
TOTAL BONDS AND
NOTES (Identified
Cost $745,145,415)			725,939,587

	SHARES
SHORT-TERM INVESTMENTS — 4.1%
Investment Company — 1.1%
State Street Institutional U.S.
Government Money Market
Fund, 1.820%		7,642,873	7,642,873

Collateral For Securities On Loan — 3.0%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.930%		22,366,345	22,366,345

TOTAL SHORT-TERM
INVESTMENTS (Identified
Cost $30,009,218)			30,009,218

Total Investments — 102.2%
(Identified Cost
$775,154,633)			755,948,805
Liabilities, Less Cash and Other
Assets — (2.2%)			(16,495,468)
Net Assets — 100.0%			$739,453,337

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2018 amounted to $45,502,601 or 6.15% of the net assets of the Fund.

@	A portion or all of the security were held on loan. As of June 30, 2018, the market value of the securities on loan was $25,275,867

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

Country Weightings
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2018
Settlement	Currency		Currency			Total Value as of	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	June 30, 2018	Appreciation	Depreciation
07/03/18	USD	6,332,422	EUR	5,401,511	Bank of America, N.A.	$6,307,884	$24,538	$—
07/03/18	USD	1,284,714	EUR	1,086,632	HSBC Bank USA	1,268,969	15,745	—
07/03/18	USD	5,154,456	EUR	4,442,610	HSBC Bank USA	5,188,080	—	(33,624)
07/03/18	USD	3,515,236	EUR	3,033,645	Morgan Stanley & Co., Inc.	3,542,691	—	(27,455)
07/03/18	USD	132,532,935	EUR	107,378,761	State Street Bank and Trust Co.	125,396,919	7,136,016	—
07/03/18	USD	2,707,680	EUR	2,331,145	State Street Bank and Trust Co.	2,722,311	—	(14,631)
07/09/18	USD	1,343,149	GBP	999,562	Bank of America, N.A.	1,319,515	23,634	—
07/09/18	USD	770,050	GBP	586,975	Bank of America, N.A.	774,862	—	(4,812)
07/09/18	USD	7,623,192	GBP	5,630,239	State Street Bank and Trust Co.	7,432,441	190,751	—
07/13/18	USD	3,868,772	CAD	4,958,663	Bank of America, N.A.	3,772,582	96,190	—
07/13/18	USD	4,287,945	CAD	5,685,541	Morgan Stanley & Co., Inc.	4,325,595	—	(37,650)
07/13/18	USD	97,800,115	CAD	123,148,344	State Street Bank and Trust Co.	93,692,037	4,108,078	—
07/26/18	USD	14,109,820	AUD	18,609,811	State Street Bank and Trust Co.	13,773,122	336,698	—
07/26/18	USD	8,216,172	SGD	10,867,720	HSBC Bank USA	7,979,744	236,428	—
08/02/18	USD	37,813,466	SEK	334,212,279	Morgan Stanley & Co., Inc.	37,396,714	416,752	—
09/28/18	USD	3,800,012	EUR	3,236,089	HSBC Bank USA	3,803,873	—	(3,861)
09/28/18	USD	145,103,648	EUR	123,674,304	Morgan Stanley & Co., Inc.	145,373,408	—	(269,760)
							$12,584,830	$(391,793)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2018
Settlement	Currency			Currency		Total Value as of	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	June 30, 2018	Appreciation	Depreciation
07/03/18	EUR	123,674,304	USD	144,172,083	Morgan Stanley & Co., Inc.	$144,426,854	$254,771	$—
07/26/18	AUD	3,962,875	USD	2,940,314	Bank of America, N.A.	2,932,924	—	(7,390)
07/26/18	AUD	5,448,685	USD	4,135,818	Citibank, N.A.	4,032,572	—	(103,246)
07/26/18	SGD	5,009,136	USD	3,733,394	Bank of America, N.A.	3,678,014	—	(55,380)
							$254,771	$(166,016)
Total							$12,839,601	$(557,809)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
COMMON STOCKS — 95.3%
Aerospace & Defense — 3.1%
Aerojet Rocketdyne Holdings, Inc.*	2,418	$71,307
Arconic, Inc.	4,351	74,011
Boeing Co. (The)	25,620	8,595,766
BWX Technologies, Inc.	4,263	265,670
Curtiss-Wright Corp.	1,160	138,063
Esterline Technologies Corp.*	736	54,317
General Dynamics Corp.	10,085	1,879,945
Harris Corp.	4,350	628,749
HEICO Corp.	1,321	96,359
HEICO Corp., Class A	2,394	145,899
HEXCEL Corp.	3,100	205,778
Huntington Ingalls Industries, Inc.	1,972	427,510
KLX, Inc.*	1,200	86,280
L3 Technologies, Inc.	1,426	274,248
Lockheed Martin Corp.	8,150	2,407,754
Moog, Inc., Class A	1,100	85,756
Northrop Grumman Corp.	7,133	2,194,824
Raytheon Co.	8,584	1,658,257
Rockwell Collins, Inc.	5,762	776,026
Spirit Aerosystems Holdings,
Inc., Class A	5,105	438,571
Teledyne Technologies, Inc.*	800	159,248
Textron, Inc.	4,852	319,795
TransDigm Group, Inc.	1,620	559,127
United Technologies Corp.	23,745	2,968,837
		24,512,097
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	535,424
Expeditors International of
Washington, Inc.	5,723	418,351
FedEx Corp.	9,639	2,188,632
United Parcel Service, Inc., Class B	32,513	3,453,856
XPO Logistics, Inc.*@	3,544	355,038
		6,951,301
Airlines — 0.7%
Alaska Air Group, Inc.	5,364	323,932
Allegiant Travel Co.	800	111,160
American Airlines Group, Inc.	20,595	781,786
Copa Holdings SA, Class A	999	94,525
Delta Air Lines, Inc.	33,461	1,657,658
Hawaiian Holdings, Inc.	2,703	97,173
JetBlue Airways Corp.*	12,225	232,031
Skywest, Inc.	1,469	76,241
Southwest Airlines Co.	26,121	1,329,036
Spirit Airlines, Inc.*	2,600	94,510
United Continental Holdings, Inc.*	14,937	1,041,557
		5,839,609
Auto Components — 0.4%
Adient PLC@	2,002	98,478
Aptiv PLC	12,677	1,161,594
Autoliv, Inc.	2,200	315,084
BorgWarner, Inc.	5,449	235,179
Cooper-Standard Holdings, Inc.*	400	52,268
Dana, Inc.	6,712	135,515
Delphi Technologies PLC	4,225	192,069
Dorman Products, Inc.*	1,109	75,756
Gentex Corp.	10,100	232,502
Goodyear Tire & Rubber Co. (The)	7,653	178,238
LCI Industries	900	81,135
Lear Corp.	2,724	506,146
Tenneco, Inc.	1,900	83,524
Visteon Corp.*	1,205	155,734
		3,503,222
Automobiles — 0.5%
Ford Motor Co.	120,220	1,330,836
General Motors Co.	52,835	2,081,699
Harley-Davidson, Inc.	6,616	278,401
Tesla, Inc.*@	903	309,684
Thor Industries, Inc.	1,900	185,041
		4,185,661
Beverages — 2.3%
Boston Beer Co., Inc. (The), Class A*@	422	126,474
Brown-Forman Corp., Class A	1,902	92,932
Brown-Forman Corp., Class B	13,775	675,113
Coca-Cola Co. (The)	159,849	7,010,977
Constellation Brands, Inc., Class A	5,161	1,129,588
Dr Pepper Snapple Group, Inc.	8,222	1,003,084
Molson Coors Brewing Co., Class B	3,106	211,332
Monster Beverage Corp.*	11,491	658,434
National Beverage Corp.*@	500	53,450
PepsiCo, Inc.	64,570	7,029,736
		17,991,120
Biotechnology — 3.0%
AbbVie, Inc.	75,823	7,025,001
Agios Pharmaceuticals, Inc.*@	539	45,400
Alexion Pharmaceuticals, Inc.*	1,911	237,251
Alkermes PLC*@	1,579	64,992
Alnylam Pharmaceuticals, Inc.*	1,136	111,885
Amgen, Inc.	23,036	4,252,215
Biogen, Inc.*	7,478	2,170,415
BioMarin Pharmaceutical, Inc.*	1,327	125,003
Bluebird Bio, Inc.*@	676	106,098
Celgene Corp.*	27,905	2,216,215
Emergent BioSolutions, Inc.*	882	44,532
Exact Sciences Corp.*@	2,356	140,865
Exelixis, Inc.*	10,395	223,700
FibroGen, Inc.*	187	11,706
Gilead Sciences, Inc.	60,965	4,318,761
Halozyme Therapeutics, Inc.*	2,304	38,868
Incyte Corp.*	1,173	78,591
Ionis Pharmaceuticals, Inc.*@	1,221	50,879
Ligand Pharmaceuticals, Inc.*@	202	41,848
Myriad Genetics, Inc.*@	2,380	88,941
Neurocrine Biosciences, Inc.*	1,008	99,026
Regeneron Pharmaceuticals, Inc.*	2,358	813,486
Sage Therapeutics, Inc.*@	386	60,421
Sarepta Therapeutics, Inc.*	770	101,779
Seattle Genetics, Inc.*@	880	58,423
United Therapeutics Corp.*	1,803	204,009
Vertex Pharmaceuticals, Inc.*	4,510	766,520
		23,496,830
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products — 0.3%
A.O. Smith Corp.	3,947	$233,465
Allegion PLC	4,161	321,895
Armstrong World Industries, Inc.*	1,690	106,808
Builders FirstSource, Inc.*	4,368	79,891
Fortune Brands Home & Security, Inc.	4,718	253,310
Johnson Controls International PLC	8,733	292,119
Lennox International, Inc.	1,236	247,385
Masco Corp.	8,930	334,161
Owens Corning	3,497	221,605
Simpson Manufacturing Co., Inc.	1,080	67,165
Trex Co., Inc.*	2,000	125,180
Universal Forest Products, Inc.	1,791	65,586
USG Corp.*	2,828	121,943
		2,470,513
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,196	177,809
Ameriprise Financial, Inc.	4,953	692,826
Artisan Partners Asset Management,
Inc., Class A	2,051	61,838
Bank of New York Mellon Corp. (The)	18,824	1,015,178
BGC Partners, Inc., Class A	8,437	95,507
BlackRock, Inc.	2,286	1,140,805
CBOE Holdings, Inc.	2,123	220,941
Charles Schwab Corp. (The)	24,349	1,244,234
CME Group, Inc.	3,139	514,545
Cohen & Steers, Inc.	900	37,539
E*Trade Financial Corp.*	5,476	334,912
Eaton Vance Corp.	4,868	254,061
Evercore, Inc., Class A	1,680	177,156
FactSet Research Systems, Inc.	1,698	336,374
Federated Investors, Inc., Class B	3,536	82,460
Financial Engines, Inc.	700	31,430
Franklin Resources, Inc.	4,676	149,866
Goldman Sachs Group, Inc. (The)	7,722	1,703,242
Houlihan Lokey, Inc.	400	20,488
Interactive Brokers Group, Inc., Class A	2,779	178,995
Intercontinental Exchange, Inc.	11,367	836,043
Invesco Ltd.	9,419	250,169
Janus Henderson Group PLC	3,343	102,730
Lazard Ltd., Class A	1,209	59,132
Legg Mason, Inc.	1,900	65,987
LPL Financial Holdings, Inc.	2,967	194,457
MarketAxess Holdings, Inc.	1,300	257,218
Moelis & Co., Class A	1,315	77,125
Moody’s Corp.	5,070	864,739
Morgan Stanley	23,701	1,123,427
Morningstar, Inc.	700	89,775
MSCI, Inc., Class A	3,889	643,357
Nasdaq, Inc.	2,219	202,528
Northern Trust Corp.	4,208	432,961
Raymond James Financial, Inc.	2,130	190,315
S&P Global, Inc.	11,733	2,392,241
SEI Investments Co.	4,110	256,957
State Street Corp.	4,828	449,439
Stifel Financial Corp.	1,686	88,094
T. Rowe Price Group, Inc.	10,102	1,172,741
TD Ameritrade Holding Corp.	4,481	245,424
		18,465,065
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,849	599,405
Albemarle Corp.	1,113	104,989
Ashland Global Holdings, Inc.	1,329	103,901
Axalta Coating Systems Ltd.*	6,803	206,199
Balchem Corp.	893	87,639
Cabot Corp.	1,800	111,186
Celanese Corp., Series A	4,185	464,786
CF Industries Holdings, Inc.	4,884	216,850
Chemours Co. (The)	6,313	280,045
DowDuPont, Inc.	23,528	1,550,966
Eastman Chemical Co.	4,916	491,403
Ecolab, Inc.	8,305	1,165,441
FMC Corp.	2,013	179,580
GCP Applied Technologies, Inc.*	2,293	66,382
H.B. Fuller Co.	1,077	57,813
Huntsman Corp.	8,447	246,652
Ingevity Corp.*	1,630	131,802
International Flavors & Fragrances, Inc.	2,395	296,884
LyondellBasell Industries NV, Class A	16,269	1,787,150
Minerals Technologies, Inc.	1,316	99,161
Mosaic Co. (The)	4,575	128,329
NewMarket Corp.	462	186,879
Olin Corp.	3,768	108,217
Platform Specialty Products Corp.*	2,280	26,448
PolyOne Corp.	2,800	121,016
PPG Industries, Inc.	10,110	1,048,710
Praxair, Inc.	14,061	2,223,747
Quaker Chemical Corp.	100	15,487
RPM International, Inc.	4,528	264,073
Scotts Miracle-Gro Co. (The)	2,064	171,642
Sensient Technologies Corp.	1,000	71,550
Sherwin Williams Co. (The)	3,887	1,584,224
Trinseo SA	1,665	118,132
Tronox Ltd., Class A	3,326	65,456
Valvoline, Inc.	6,562	141,542
W.R. Grace & Co.	2,716	199,110
Westlake Chemical Corp.	1,143	123,021
		14,845,817
Commercial Banks — 3.6%
Ameris Bancorp	930	49,616
Associated Banc-Corp.	2,802	76,495
BancorpSouth Bank	2,260	74,467
Bank of America Corp.	105,201	2,965,616
Bank of Hawaii Corp.	1,300	108,446
Bank of NT Butterfield & Son Ltd/The	527	24,094
Bank of the Ozarks, Inc.	3,146	141,696
BankUnited, Inc.	2,500	102,125
BB&T Corp.	5,935	299,361
BOK Financial Corp.	536	50,389
Cathay General Bancorp	2,395	96,974

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
CenterState Bank Corp.	1,300	$38,766
Chemical Financial Corp.	1,945	108,278
CIT Group, Inc.	2,584	130,259
Citigroup, Inc.	25,532	1,708,601
Citizens Financial Group, Inc.	4,398	171,082
Columbia Banking System, Inc.	2,822	115,420
Comerica, Inc.	2,162	196,569
Commerce Bancshares, Inc.	2,536	164,105
Community Bank System, Inc.	2,066	122,039
Cullen/Frost Bankers, Inc.	998	108,024
CVB Financial Corp.	2,712	60,803
Eagle Bancorp, Inc.*	1,253	76,809
East West Bancorp, Inc.	2,883	187,972
FCB Financial Holdings, Inc., Class A*	1,301	76,499
Fifth Third Bancorp	15,975	458,483
First Citizens Bancshares, Inc.,
Class A	212	85,500
First Financial Bancorp	1,211	37,117
First Financial Bankshares, Inc.@	1,547	78,742
First Hawaiian, Inc.	711	20,633
First Horizon National Corp.	6,040	107,754
First Interstate Bancsystem, Inc.	976	41,187
First Merchants Corp.	1,466	68,022
First Midwest Bancorp, Inc.	3,292	83,847
First Republic Bank	1,236	119,632
FNB Corp.	9,200	123,464
Fulton Financial Corp.	5,467	90,206
Glacier Bancorp, Inc.	1,416	54,771
Great Western Bancorp, Inc.	2,188	91,874
Hancock Whiteny Corp.	2,048	95,539
Hilltop Holdings, Inc.	2,327	51,357
Home Bancshares, Inc.	4,877	110,025
Hope Bancorp, Inc.	5,717	101,934
Huntington Bancshares, Inc.	14,526	214,404
Iberiabank Corp.	1,548	117,338
Independent Bank Corp.	523	41,003
Independent Bank Group, Inc.	172	11,490
International Bancshares Corp.	1,350	57,780
Investors Bancorp, Inc.	5,282	67,557
JPMorgan Chase & Co.	72,295	7,533,139
KeyCorp	17,893	349,629
LegacyTexas Financial Group, Inc.	399	15,569
M&T Bank Corp.	1,800	306,270
MB Financial, Inc.	1,600	74,720
Old National Bancorp	2,800	52,080
PacWest Bancorp	2,694	133,137
People’s United Financial, Inc.	6,502	117,621
Pinnacle Financial Partners, Inc.	1,595	97,853
PNC Financial Services Group,
Inc. (The)	6,531	882,338
Popular, Inc.	2,182	98,648
Prosperity Bancshares, Inc.	1,226	83,809
Regions Financial Corp.	18,937	336,700
Renasant Corp.	916	41,696
ServisFirst Bancshares, Inc.	434	18,111
Signature Bank*	645	82,483
Simmons First National Corp., Class A	1,200	35,880
South State Corp.	799	68,914
Sterling Bancorp	4,073	95,716
SunTrust Banks, Inc.	3,374	222,751
SVB Financial Group*	1,071	309,262
Synovus Financial Corp.	3,089	163,192
TCF Financial Corp.	4,700	115,714
Texas Capital Bancshares, Inc.*	1,332	121,878
TowneBank	1,119	35,920
Trustmark Corp.	1,900	61,997
UMB Financial Corp.	900	68,607
Umpqua Holdings Corp.	4,700	106,173
Union Bankshares Corp.	1,323	51,438
United Bankshares, Inc.@	2,162	78,697
United Community Banks, Inc.	860	26,376
US Bancorp	29,949	1,498,049
Valley National Bancorp	5,707	69,397
Webster Financial Corp.	1,771	112,813
Wells Fargo & Co.	90,672	5,026,856
WesBanco, Inc.	233	10,494
Western Alliance Bancorp*	2,242	126,920
Wintrust Financial Corp.	1,701	148,072
Zions Bancorp	2,092	110,227
		28,473,310
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,525	44,500
Brady Corp., Class A	1,200	46,260
Brink’s Co. (The)	1,830	145,942
Cimpress NV*	1,180	171,053
Cintas Corp.	3,174	587,412
Clean Harbors, Inc.*	1,735	96,379
Copart, Inc.*	8,342	471,824
Covanta Holding Corp.	3,570	58,905
Deluxe Corp.	2,000	132,420
Healthcare Services Group, Inc.@	2,553	110,264
Herman Miller, Inc.	2,059	69,800
KAR Auction Services, Inc.	5,425	297,290
MSA Safety, Inc.	377	36,320
Republic Services, Inc.	7,222	493,696
Rollins, Inc.	4,221	221,940
Stericycle, Inc.*	1,544	100,808
Tetra Tech, Inc.	1,092	63,882
UniFirst Corp.	477	84,381
Waste Management, Inc.	20,670	1,681,298
		4,914,374
Communications Equipment — 1.0%
Arista Networks, Inc.*	1,315	338,599
ARRIS International PLC*	5,691	139,117
Ciena Corp.*	2,569	68,104
Cisco Systems, Inc.	125,498	5,400,179
CommScope Holding Co., Inc.*	7,058	206,129
EchoStar Corp., Class A*	1,040	46,176
F5 Networks, Inc.*	2,445	421,640
InterDigital, Inc.	1,372	110,995
Juniper Networks, Inc.	4,904	134,468
Lumentum Holdings, Inc.*@	1,528	88,471

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Motorola Solutions, Inc.	4,755	$553,339
NETGEAR, Inc.*	226	14,125
NetScout Systems, Inc.*	2,150	63,855
Palo Alto Networks, Inc.*	795	163,349
Plantronics, Inc.	1,300	99,125
Ubiquiti Networks, Inc.*@	932	78,959
Viasat, Inc.*@	1,131	74,329
Viavi Solutions, Inc.*	5,100	52,224
		8,053,183
Computers & Peripherals — 4.9%
Apple, Inc.	193,269	35,776,025
Hewlett Packard Enterprise Co.	16,762	244,893
HP, Inc.	47,958	1,088,167
NCR Corp.*	4,927	147,711
NetApp, Inc.	7,606	597,299
Seagate Technology PLC	14,030	792,274
Western Digital Corp.	5,725	443,172
Xerox Corp.	4,155	99,720
		39,189,261
Construction & Engineering — 0.1%
AECOM*	2,700	89,181
Dycom Industries, Inc.*@	1,788	168,984
EMCOR Group, Inc.	1,700	129,506
Fluor Corp.	3,681	179,559
Granite Construction, Inc.	871	48,480
Jacobs Engineering Group, Inc.	1,761	111,806
KBR, Inc.	2,987	53,527
MasTec, Inc.*	2,200	111,650
Quanta Services, Inc.*	3,524	117,701
Valmont Industries, Inc.	432	65,124
		1,075,518
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	154,411
Martin Marietta Materials, Inc.	988	220,650
Summit Materials, Inc., Class A*	1,216	31,920
Vulcan Materials Co.	1,851	238,890
		645,871
Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	333,734
American Express Co.	30,084	2,948,232
Capital One Financial Corp.	9,741	895,198
Credit Acceptance Corp.*@	284	100,366
Discover Financial Services.	13,557	954,548
FirstCash, Inc.	1,400	125,790
Green Dot Corp., Class A*	1,372	100,691
Navient Corp.	7,353	95,810
Nelnet, Inc., Class A	156	9,112
OneMain Holdings, Inc.*	2,157	71,807
Santander Consumer USA
Holdings, Inc.	3,992	76,207
SLM Corp.*	15,724	180,040
Synchrony Financial	19,251	642,598
		6,534,133
Containers & Packaging — 0.5%
AptarGroup, Inc.	2,021	188,721
Avery Dennison Corp.	4,184	427,186
Ball Corp.	7,723	274,553
Bemis Co., Inc.	3,317	140,011
Berry Plastics Group, Inc.*	4,752	218,307
Crown Holdings, Inc.*	6,068	271,604
Graphic Packaging Holding Co.	13,226	191,909
Greif, Inc., Class A	1,000	52,890
International Paper Co.	12,268	638,917
Owens-Illinois, Inc.*	4,200	70,602
Packaging Corp. of America	4,365	487,963
Sealed Air Corp.	6,267	266,034
Silgan Holdings, Inc.	3,936	105,603
Sonoco Products Co.	3,106	163,065
WestRock Co.	2,625	149,678
		3,647,043
Distributors — 0.1%
Genuine Parts Co.	4,651	426,915
LKQ Corp.*	7,445	237,496
Pool Corp.	1,885	285,577
		949,988
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	1,600	76,960
Bright Horizons Family Solutions, Inc.*	1,729	177,257
Graham Holdings Co., Class B	100	58,610
Grand Canyon Education, Inc.*	1,784	199,112
H&R Block, Inc.	6,927	157,797
Service Corp. International	8,225	294,373
ServiceMaster Global Holdings, Inc.*	6,209	369,249
Sotheby’s*	622	33,800
Weight Watchers International, Inc.*	608	61,469
		1,428,627
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	29,473	5,501,136
Cannae Holdings, Inc.*	2,320	43,036
Jefferies Financial Group, Inc.	5,172	117,611
Voya Financial, Inc.	2,876	135,172
		5,796,955
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	233,350	7,492,869
CenturyLink, Inc.	18,703	348,624
Cogent Communications
Holdings, Inc.	1,228	65,575
Verizon Communications, Inc.	193,995	9,759,888
Vonage Holdings Corp.*	2,009	25,896
Zayo Group Holdings, Inc.*	7,662	279,510
		17,972,362
Electric Utilities — 1.6%
Allete, Inc.	2,070	160,239
Alliant Energy Corp.	6,292	266,277
American Electric Power Co., Inc.	11,742	813,134
Avangrid, Inc.	1,433	75,849
Duke Energy Corp.	16,530	1,307,192

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Edison International	9,834	$622,197
El Paso Electric Co.	1,200	70,920
Entergy Corp.	4,037	326,149
Evergy, Inc.	8,974	503,890
Eversource Energy	6,803	398,724
Exelon Corp.	29,315	1,248,819
FirstEnergy Corp.	12,570	451,389
Hawaiian Electric Industries, Inc.	3,245	111,304
IDACORP, Inc.	1,546	142,603
MGE Energy, Inc.	573	36,128
NextEra Energy, Inc.	13,982	2,335,414
OGE Energy Corp.	5,722	201,472
PG&E Corp.	12,422	528,680
Pinnacle West Capital Corp.	3,190	256,986
PNM Resources, Inc.	2,600	101,140
Portland General Electric Co.	2,100	89,796
PPL Corp.@	19,020	543,021
Southern Co. (The)	25,224	1,168,123
Xcel Energy, Inc.	15,130	691,138
		12,450,584
Electrical Equipment — 0.5%
Acuity Brands, Inc.@	1,000	115,870
AMETEK, Inc.	5,356	386,489
Eaton Corp. PLC	9,125	682,002
Emerson Electric Co.	19,728	1,363,994
EnerSys	1,200	89,568
Generac Holdings, Inc.*	2,200	113,806
Hubbell, Inc.	1,588	167,915
nVent Electric PLC*	3,472	87,147
Regal Beloit Corp.	967	79,101
Rockwell Automation, Inc.	5,133	853,259
Sensata Technologies Holding PLC*	5,617	267,257
		4,206,408
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,806	1,028,893
Anixter International, Inc.*	800	50,640
Arrow Electronics, Inc.*	2,368	178,263
Avnet, Inc.	2,380	102,078
Belden, Inc.@	1,299	79,395
CDW Corp.	6,754	545,656
Cognex Corp.	4,589	204,715
Coherent, Inc.*	580	90,724
Corning, Inc.	15,148	416,721
Dolby Laboratories, Inc., Class A	1,582	97,594
Flex Ltd.*	21,283	300,303
FLIR Systems, Inc.	3,073	159,704
II-VI, Inc.*	908	39,453
IPG Photonics Corp.*	990	218,424
Itron, Inc.*	545	32,727
Jabil, Inc.	5,400	149,364
Keysight Technologies, Inc.*	3,142	185,472
Littelfuse, Inc.	580	132,344
National Instruments Corp.	1,675	70,316
OSI Systems, Inc.*	572	44,233
Plexus Corp.*	900	53,586
Rogers Corp.*	268	29,871
Sanmina Corp.*	1,400	41,020
SYNNEX Corp.	735	70,935
TE Connectivity Ltd.	11,219	1,010,383
Tech Data Corp.*	763	62,658
Trimble, Inc.*	3,825	125,613
VeriFone Systems, Inc.*	2,891	65,973
Vishay Intertechnology, Inc.	4,130	95,816
Zebra Technologies Corp., Class A*	2,214	317,155
		6,000,029
Energy Equipment & Services — 0.3%
Apergy Corp.*	2,188	91,349
Baker Hughes a GE Co.	4,045	133,606
Core Laboratories NV@	2,191	276,526
Diamond Offshore Drilling, Inc.*@	1,386	28,912
Ensco PLC@	7,433	53,964
Halliburton Co.	9,600	432,576
Helmerich & Payne, Inc.	2,451	156,276
McDermott International, Inc.*@	2,650	52,072
Nabors Industries Ltd.	4,934	31,627
National Oilwell Varco, Inc.	3,420	148,428
Oceaneering International, Inc.	2,700	68,742
Oil States International, Inc.*	1,100	35,310
Patterson-UTI Energy, Inc.	4,300	77,400
RPC, Inc.@	1,205	17,557
Schlumberger Ltd.	12,548	841,092
TechnipFMC PLC	3,165	100,457
Transocean Ltd.*@	8,229	110,598
U.S. Silica Holdings, Inc.@	1,940	49,839
		2,706,331
Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc.	1,701	178,741
Costco Wholesale Corp.	17,244	3,603,651
Kroger Co. (The)	41,913	1,192,425
Performance Food Group Co.*	2,733	100,301
PriceSmart, Inc.	600	54,300
Rite Aid Corp.*@	44,924	77,719
Sprouts Farmers Market, Inc.*	2,993	66,056
Sysco Corp.	21,676	1,480,254
United Natural Foods, Inc.*	1,400	59,724
US Foods Holding Corp.*	5,611	212,208
Walgreens Boots Alliance, Inc.	15,599	936,174
Walmart, Inc.	59,410	5,088,466
		13,050,019
Food Products — 1.0%
Archer-Daniels-Midland Co.	3,267	149,726
B&G Foods, Inc.@	470	14,053
Bunge Ltd.	1,194	83,234
Cal-Maine Foods, Inc.*	389	17,836
Campbell Soup Co.@	8,657	350,955
ConAgra Brands, Inc.	8,610	307,635
Darling Ingredients, Inc.*	5,610	111,527
Flowers Foods, Inc.	5,407	112,628
Fresh Del Monte Produce, Inc.	1,100	49,005
General Mills, Inc.	24,938	1,103,756
Hain Celestial Group, Inc. (The)*	2,595	77,331

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Hershey Co. (The)	6,749	$628,062
Hormel Foods Corp.@	9,190	341,960
Ingredion, Inc.	2,464	272,765
J&J Snack Foods Corp.	457	69,679
J.M. Smucker Co. (The)	2,349	252,470
Kellogg Co.	11,146	778,771
Kraft Heinz Co. (The)	5,673	356,378
Lamb Weston Holdings, Inc.	4,692	321,449
Lancaster Colony Corp.	722	99,939
McCormick & Co., Inc.	3,658	424,657
Mondelez International, Inc., Class A	19,245	789,045
Pilgrim’s Pride Corp.*	1,700	34,221
Pinnacle Foods, Inc.	2,322	151,069
Post Holdings, Inc.*@	1,937	166,621
Sanderson Farms, Inc.	839	88,221
Tootsie Roll Industries, Inc.@	359	11,075
TreeHouse Foods, Inc.*	916	48,099
Tyson Foods, Inc., Class A	8,773	604,021
		7,816,188

Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	212,730
National Fuel Gas Co.	2,513	133,089
New Jersey Resources Corp.	2,300	102,925
ONE Gas, Inc.	953	71,227
South Jersey Industries, Inc.@	1,600	53,552
Southwest Gas Corp.	1,343	102,431
Spire, Inc.	1,631	115,230
UGI Corp.	5,299	275,919
WGL Holdings, Inc.	1,400	124,250
		1,191,353

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	19,222	1,172,350
ABIOMED, Inc.*	957	391,461
Align Technology, Inc.*	2,300	786,922
Avanos Medical, Inc.*	1,856	106,256
Baxter International, Inc.	9,285	685,604
Becton Dickinson & Co.	3,872	927,576
Boston Scientific Corp.*	29,724	971,975
Cantel Medical Corp.	1,074	105,639
Cooper Companies, Inc. (The)	939	221,088
Danaher Corp.	5,495	542,247
Dentsply Sirona, Inc.	1,676	73,359
DexCom, Inc.*	1,183	112,361
Edwards Lifesciences Corp.*	6,374	927,863
Globus Medical, Inc., Class A*	1,500	75,690
Haemonetics Corp.*	1,000	89,680
Hill-Rom Holdings, Inc.	2,124	185,510
Hologic, Inc.*	9,185	365,104
ICU Medical, Inc.*	148	43,460
Idexx Laboratories, Inc.*	2,754	600,207
Inogen, Inc.*	301	56,085
Insulet Corp.*	901	77,216
Integer Holdings Corp.*	200	12,930
Integra LifeSciences Holdings Corp.*	1,168	75,231
Intuitive Surgical, Inc.*	2,428	1,161,749
LivaNova PLC*	1,115	111,299
Masimo Corp.*	1,500	146,475
Medtronic PLC	19,905	1,704,067
Neogen Corp.*	222	17,802
NuVasive, Inc.*	1,369	71,352
Penumbra, Inc.*	89	12,295
ResMed, Inc.	4,096	424,264
STERIS PLC	722	75,817
Stryker Corp.	9,773	1,650,269
Teleflex, Inc.	764	204,912
Varian Medical Systems, Inc.*	2,725	309,887
West Pharmaceutical Services, Inc.	1,511	150,027
Zimmer Biomet Holdings, Inc.	1,997	222,546
		14,868,575

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.*@	1,540	63,001
Aetna, Inc.	7,150	1,312,025
Amedisys, Inc.*	578	49,396
AmerisourceBergen Corp.	6,392	545,046
AMN Healthcare Services, Inc.*	2,000	117,200
Anthem, Inc.	5,792	1,378,670
Cardinal Health, Inc.	10,263	501,142
Centene Corp.*	3,639	448,361
Chemed Corp.	623	200,488
CIGNA Corp.	7,444	1,265,108
CVS Health Corp.	31,968	2,057,141
DaVita, Inc.*	5,848	406,085
Encompass Health Corp.	3,958	268,036
Envision Healthcare Corp.*	2,293	100,915
Express Scripts Holding Co.*	23,331	1,801,386
HCA Holdings, Inc.	9,284	952,538
HealthEquity, Inc.*	1,189	89,294
Henry Schein, Inc.*	4,568	331,819
Humana, Inc.	4,311	1,283,083
Laboratory Corp. of
America Holdings*	2,258	405,379
LHC Group, Inc.*	200	17,118
Magellan Health, Inc.*	708	67,933
McKesson Corp.	6,526	870,568
MEDNAX, Inc.*	2,600	112,528
Molina Healthcare, Inc.*	1,317	128,987
Patterson Cos., Inc.	2,215	50,214
Premier, Inc., Class A*@	1,155	42,019
Quest Diagnostics, Inc.	4,438	487,914
Select Medical Holdings Corp.*	2,804	50,893
Tenet Healthcare Corp.*	4,329	145,325
UnitedHealth Group, Inc.	29,475	7,231,396
Universal Health Services, Inc.,
Class B	2,755	307,017
WellCare Health Plans, Inc.*	936	230,481
		23,318,506

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	5,500	$66,000
athenahealth, Inc.*	1,077	171,394
Cerner Corp.*	9,214	550,905
Cotiviti Holdings, Inc.*	1,217	53,706
Medidata Solutions, Inc.*	618	49,786
Veeva Systems, Inc., Class A*	1,900	146,034
		1,037,825
Hotels, Restaurants & Leisure — 2.1%
Aramark	9,125	338,537
Bloomin’ Brands, Inc.	5,602	112,600
Brinker International, Inc.@	900	42,840
Carnival Corp.	6,226	356,812
Cheesecake Factory, Inc. (The)@	1,877	103,348
Chipotle Mexican Grill, Inc.*	475	204,901
Choice Hotels International, Inc.	1,000	75,600
Churchill Downs, Inc.	150	44,475
Cracker Barrel Old Country Store, Inc.@	1,060	165,583
Darden Restaurants, Inc.	3,965	424,493
Domino’s Pizza, Inc.	1,295	365,410
Dunkin’ Brands Group, Inc.@	2,994	206,796
Extended Stay America, Inc.	3,350	72,393
Hilton Grand Vacations, Inc.*	3,233	112,185
Hilton Worldwide Holdings, Inc.	8,416	666,211
Hyatt Hotels Corp., Class A	300	23,145
ILG, Inc.	3,339	110,287
International Game Technology PLC@	1,437	33,396
Jack in the Box, Inc.	752	64,010
Las Vegas Sands Corp.	17,765	1,356,535
Marriott International, Inc., Class A	11,320	1,433,112
Marriott Vacations Worldwide Corp.@	675	76,248
McDonald’s Corp.	23,524	3,685,976
MGM Resorts International	9,774	283,739
Norwegian Cruise Line Holdings Ltd.*	4,996	236,061
Papa John’s International, Inc.@	761	38,598
Penn National Gaming, Inc.*	1,552	52,132
Planet Fitness, Inc. Class A*	2,043	89,769
Red Rock Resorts, Inc., Class A	2,662	89,177
Royal Caribbean Cruises Ltd.	3,090	320,124
Scientific Games Corp., Class A*	1,200	58,980
Six Flags Entertainment Corp.@	2,452	171,763
Starbucks Corp.	62,921	3,073,691
Texas Roadhouse, Inc.	1,857	121,652
Vail Resorts, Inc.	1,332	365,221
Wendy’s Co. (The)	7,777	133,609
Wyndham Hotels & Resorts, Inc.	4,574	269,088
Wyndham Worldwide Corp.	4,574	202,491
Wynn Resorts Ltd.	2,638	441,443
Yum! Brands, Inc.	9,738	761,706
		16,784,137
Household Durables — 0.4%
DR Horton, Inc.	7,540	309,140
Garmin Ltd.@	2,389	145,729
Helen of Troy Ltd.*	818	80,532
KB Home	2,554	69,571
Leggett & Platt, Inc.	4,900	218,736
Lennar Corp., Class A	3,574	187,635
Lennar Corp.,B Shares	72	3,074
Meritage Homes Corp.*	900	39,555
Mohawk Industries, Inc.*	1,266	271,266
Newell Brands, Inc.@	3,579	92,302
NVR, Inc.*	159	472,286
PulteGroup, Inc.	5,100	146,625
Taylor Morrison Home Corp., Class A*	1,307	27,159
Tempur Sealy International, Inc.*@	1,941	93,265
Toll Brothers, Inc.	2,101	77,716
TopBuild Corp.*	1,180	92,441
TRI Pointe Group, Inc.*	854	13,971
Tupperware Brands Corp.	1,400	57,736
Whirlpool Corp.@	2,346	343,056
		2,741,795
Household Products — 1.3%
Church & Dwight Co., Inc.	7,943	422,250
Clorox Co. (The)	5,655	764,839
Colgate-Palmolive Co.	24,981	1,619,019
Energizer Holdings, Inc.@	2,587	162,877
HRG Group, Inc.*	3,569	46,718
Kimberly-Clark Corp.	12,102	1,274,825
Procter & Gamble Co. (The)	77,190	6,025,451
Spectrum Brands Holdings, Inc.@	817	66,684
		10,382,663
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	313,083
NRG Energy, Inc.	11,937	366,466
NRG Yield, Inc., Class A	475	8,099
NRG Yield, Inc., Class C	475	8,170
Ormat Technologies, Inc.	441	23,457
Vistra Energy Corp.*	2,607	61,681
		780,956
Industrial Conglomerates — 1.4%
3M Co.	28,438	5,594,323
Carlisle Cos., Inc.	1,971	213,479
General Electric Co.	64,000	871,040
Honeywell International, Inc.	28,340	4,082,377
Roper Technologies, Inc.	1,844	508,778
		11,269,997
Insurance — 1.6%
Aflac, Inc.	16,518	710,604
Alleghany Corp.	225	129,368
Allstate Corp. (The)	6,281	573,267
American Equity Investment Life Holding Co.	3,500	126,000
American Financial Group, Inc.	953	102,286
American International Group, Inc.	8,541	452,844
American National Insurance Co.	117	13,992
AmTrust Financial Services, Inc.	2,204	32,112
Aon PLC	7,576	1,039,200
Arch Capital Group Ltd.*	3,648	96,526
Arthur J. Gallagher & Co.	3,802	248,195

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Aspen Insurance Holdings Ltd.	1,350	$54,945
Assurant, Inc.	1,143	118,289
Assured Guaranty Ltd.	3,836	137,060
Athene Holding Ltd., Class A*	893	39,149
Axis Capital Holdings Ltd.	1,600	88,992
Brighthouse Financial, Inc.*	1,815	72,727
Brown & Brown, Inc.	5,611	155,593
Chubb Ltd.	4,017	510,239
Cincinnati Financial Corp.	1,756	117,406
CNO Financial Group, Inc.	5,300	100,912
Enstar Group Ltd.*	300	62,190
Erie Indemnity Co., Class A	830	97,326
Everest Re Group Ltd.	328	75,597
First American Financial Corp.	3,390	175,331
FNF Group	3,562	134,002
Genworth Financial, Inc., Class A*	12,668	57,006
Hanover Insurance Group, Inc. (The)	1,146	137,016
Hartford Financial Services Group, Inc.	4,510	230,596
Kemper Corp.	1,200	90,780
Lincoln National Corp.	1,140	70,965
Loews Corp.	2,937	141,798
Markel Corp.*	100	108,435
Marsh & McLennan Cos., Inc.	20,780	1,703,337
MBIA, Inc.*@	3,900	35,256
Mercury General Corp.	800	36,448
MetLife, Inc.	7,518	327,785
National General Holdings Corp.	1,173	30,885
Old Republic International Corp.	4,650	92,582
Primerica, Inc.	1,400	139,440
Principal Financial Group, Inc.	6,204	328,502
ProAssurance Corp.	1,193	42,292
Progressive Corp. (The)	14,182	838,865
Prudential Financial, Inc.	3,369	315,035
Reinsurance Group of America, Inc.	777	103,714
RenaissanceRe Holdings Ltd.	883	106,243
RLI Corp.	1,000	66,190
Selective Insurance Group, Inc.	1,695	93,225
Torchmark Corp.	1,112	90,528
Travelers Companies, Inc. (The)	9,080	1,110,847
Unum Group	2,795	103,387
Validus Holdings Ltd.	1,760	118,976
White Mountains Insurance Group Ltd.	84	76,155
Willis Towers Watson PLC	1,188	180,101
WR Berkley Corp.	2,350	170,164
XL Group Ltd.	1,736	97,129
		12,507,834
Internet & Catalog Retail — 5.1%
Amazon.com, Inc.*	19,551	33,232,790
Booking Holdings, Inc.*	1,342	2,720,355
Expedia Group, Inc.	2,480	298,071
Groupon, Inc.*@	10,075	43,322
Liberty Expedia Holdings, Inc., Class A*	1,430	62,834
Netflix, Inc.*	9,485	3,712,713
Qurate Retail, Inc.*	13,550	287,531
Shutterfly, Inc.*	562	50,597
TripAdvisor, Inc.*@	2,215	123,398
Wayfair, Inc.*	542	64,368
		40,595,979
Internet Software & Services — 3.9%
2U, Inc.*	613	51,222
Akamai Technologies, Inc.*	3,829	280,398
Alphabet, Inc., Class A*	5,868	6,626,087
Alphabet, Inc., Class C*	6,139	6,848,975
Cars.com, Inc.*@	2,311	65,609
eBay, Inc.*	29,427	1,067,023
Envestnet, Inc.*	90	4,945
Facebook, Inc., Class A*	72,830	14,152,326
GoDaddy, Inc., Class A*	4,305	303,933
GrubHub, Inc.*	1,212	127,151
GTT Communications, Inc.*@	1,466	65,970
IAC/InterActiveCorp*	1,298	197,932
j2 Global, Inc.	1,413	122,380
LogMeIn, Inc.	1,043	107,690
Match Group, Inc.*@	1,404	54,391
New Relic, Inc.*	369	37,118
Nutanix, Inc., Class A*	954	49,198
Okta, Inc.*@	555	27,955
Stamps.com, Inc.*	493	124,754
Trade Desk Inc/The*@	483	45,305
Twitter, Inc.*	8,301	362,505
VeriSign, Inc.*	2,830	388,899
Yelp, Inc.*	1,443	56,537
Zillow Group, Inc., Class A*@	436	26,051
Zillow Group, Inc., Class C*@	1,159	68,450
		31,262,804
IT Services — 5.7%
Accenture PLC, Class A	28,710	4,696,669
Alliance Data Systems Corp.	2,466	575,071
Amdocs Ltd.	2,698	178,581
Automatic Data Processing, Inc.	20,025	2,686,153
Black Knight, Inc.*	3,517	188,335
Booz Allen Hamilton Holding Corp.	6,462	282,583
Broadridge Financial Solutions, Inc.	5,758	662,746
CACI International, Inc., Class A*	756	127,424
Cognizant Technology Solutions Corp., Class A	16,045	1,267,395
Conduent, Inc.*	6,416	116,579
Convergys Corp.	3,200	78,208
CoreLogic, Inc.*	2,907	150,873
DXC Technology Co.	4,221	340,255
EPAM Systems, Inc.*	1,205	149,818
Euronet Worldwide, Inc.*	1,435	120,210
ExlService Holdings, Inc.*	1,156	65,441
Fidelity National Information Services, Inc.	7,524	797,770
First Data Corp., Class A*	2,811	58,834
Fiserv, Inc.*	18,800	1,392,892
FleetCor Technologies, Inc.*	2,576	542,634

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Gartner, Inc., Class A*	1,555	$206,659
Genpact Ltd.	4,492	129,954
Global Payments, Inc.	2,649	295,337
International Business Machines Corp.	40,357	5,637,873
Jack Henry & Associates, Inc.	3,100	404,116
Leidos Holdings, Inc.	2,174	128,266
Mantech International Corp., Class A	400	21,456
MasterCard, Inc., Class A	45,592	8,959,740
MAXIMUS, Inc.	2,782	172,790
Paychex, Inc.	14,712	1,005,565
PayPal Holdings, Inc.*	25,887	2,155,610
Perspecta, Inc.	2,110	43,361
Sabre Corp.	8,718	214,812
Science Applications International Corp.	1,571	127,141
Square, Inc., Class A*	3,167	195,214
Syntel, Inc.*	1,200	38,508
Teradata Corp.*	3,627	145,624
Total System Services, Inc.	5,935	501,626
Travelport Worldwide Ltd.	3,264	60,515
Visa, Inc., Class A	70,380	9,321,831
Western Union Co. (The)	14,812	301,128
WEX, Inc.*	1,026	195,432
Worldpay, Inc.*	4,180	341,840
		45,082,869
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	178,352
Hasbro, Inc.	4,346	401,179
Mattel, Inc.@	8,102	133,035
Polaris Industries, Inc.	2,893	353,467
		1,066,033
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	6,058	374,627
Bio-Rad Laboratories, Inc., Class A*	308	88,870
Bio-Techne Corp.	800	118,360
Bruker Corp.	3,952	114,766
Charles River Laboratories International, Inc.*	1,850	207,681
Illumina, Inc.*	3,086	861,889
IQVIA Holdings, Inc.*	2,600	259,532
Mettler-Toledo International, Inc.*	1,116	645,751
PerkinElmer, Inc.	1,576	115,411
PRA Health Sciences, Inc.*	1,053	98,308
Syneos Health, Inc.*	927	43,476
Thermo Fisher Scientific, Inc.	8,195	1,697,512
Waters Corp.*	2,267	438,869
		5,065,052
Machinery — 2.0%
AGCO Corp.	1,297	78,754
Allison Transmission Holdings, Inc.	6,306	255,330
Barnes Group, Inc.	1,200	70,680
Caterpillar, Inc.	22,217	3,014,180
Colfax Corp.*	1,602	49,101
Crane Co.	1,115	89,345
Cummins, Inc.	4,895	651,035
Deere & Co.	12,239	1,711,012
Donaldson Co., Inc.	5,304	239,317
Dover Corp.	4,377	320,396
Flowserve Corp.	2,584	104,394
Fortive Corp.	7,738	596,677
Franklin Electric Co., Inc.	1,200	54,120
Gardner Denver Holdings, Inc.*	600	17,634
Graco, Inc.	8,169	369,402
Hillenbrand, Inc.	1,890	89,114
IDEX Corp.	2,054	280,330
Illinois Tool Works, Inc.	14,668	2,032,105
Ingersoll-Rand PLC	7,939	712,367
ITT, Inc.	2,957	154,562
John Bean Technologies Corp.	1,192	105,969
Kennametal, Inc.	2,100	75,390
Lincoln Electric Holdings, Inc.	1,791	157,178
Meritor, Inc.*	996	20,488
Middleby Corp.*@	1,500	156,630
Navistar International Corp.*	302	12,297
Nordson Corp.	2,147	275,696
Oshkosh Corp.	2,000	140,640
PACCAR, Inc.	11,883	736,271
Parker Hannifin Corp.	4,040	629,634
Pentair PLC	3,472	146,102
Proto Labs, Inc.*	473	56,263
RBC Bearings, Inc.*	421	54,229
Rexnord Corp.*	3,100	90,086
Snap-On, Inc.	1,800	289,296
SPX FLOW, Inc.*	700	30,639
Stanley Black & Decker, Inc.	2,738	363,634
Terex Corp.	2,693	113,618
Timken Co., (The)	1,644	71,596
Toro Co. (The)	4,654	280,404
Trinity Industries, Inc.	3,800	130,188
WABCO Holdings, Inc.*	2,200	257,444
Wabtec Corp.@	1,642	161,868
Watts Water Technologies, Inc., Class A	400	31,360
Welbilt, Inc.*	5,372	119,849
Woodward, Inc.	1,254	96,382
Xylem, Inc.	4,353	293,305
		15,786,311
Marine — 0.0%
Kirby Corp.*	1,520	127,072

Media — 2.6%
AMC Networks, Inc., Class A*@	2,046	127,261
Cable One, Inc.	211	154,724
CBS Corp., Class A	1,116	63,210
CBS Corp., Class B	15,429	867,418
Charter Communications, Inc., Class A*	5,473	1,604,738
Cinemark Holdings, Inc.	4,417	154,948
Comcast Corp., Class A	142,048	4,660,595
Discovery, Inc., Class A*@	5,911	162,553

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Discovery, Inc., Class C*	6,303	$160,727
DISH Network Corp., Class A*	6,700	225,187
GCI Liberty, Inc., Class A*	1,244	56,080
Interpublic Group of Cos., Inc. (The)	14,910	349,490
John Wiley & Sons, Inc., Class A	1,300	81,120
Liberty Braves Group, Class A*	126	3,239
Liberty Braves Group, Class C*@	117	3,026
Liberty Broadband Corp., Class A*	315	23,827
Liberty Broadband Corp., Class C*	1,005	76,099
Liberty Media Corp-Liberty Formula One, Class A*@	315	11,123
Liberty Media Corp-Liberty Formula One, Class C*@	294	10,916
Liberty SiriusXM Group, Class A*	1,263	56,898
Liberty SiriusXM Group, Class C*	1,178	53,434
Lions Gate Entertainment Corp., Class A	632	15,686
Lions Gate Entertainment Corp., Class B	902	21,161
Live Nation Entertainment, Inc.*	5,674	275,586
Madison Square Garden Co. (The), Class A*	447	138,655
Meredith Corp.@	900	45,900
New York Times Co. (The), Class A	1,201	31,106
News Corp., Class A	4,798	74,369
News Corp., Class B	1,525	24,171
Nexstar Media Group, Inc.@	900	66,060
Omnicom Group, Inc.	10,945	834,775
Sinclair Broadcast Group, Inc., Class A	2,200	70,730
Sirius XM Holdings, Inc.@	48,887	330,965
TEGNA, Inc.	6,935	75,245
Twenty-First Century Fox, Inc., Class A	41,745	2,074,309
Twenty-First Century Fox, Inc., Class B	17,373	855,968
Viacom, Inc., Class A@	294	10,422
Viacom, Inc., Class B	6,502	196,100
Walt Disney Co. (The)	59,466	6,232,632
World Wrestling Entertainment, Inc., Class A@	778	56,654
		20,337,107
Metals & Mining — 0.4%
Alcoa Corp.*	6,138	287,749
Allegheny Technologies, Inc.*@	3,100	77,872
Carpenter Technology Corp.	1,500	78,855
Cleveland-Cliffs, Inc.*@	11,473	96,717
Commercial Metals Co.	3,500	73,885
Compass Minerals International, Inc.@	1,484	97,573
Freeport-McMoRan, Inc.	58,344	1,007,018
Newmont Mining Corp.	4,847	182,780
Nucor Corp.	7,801	487,563
Reliance Steel & Aluminum Co.	1,390	121,681
Royal Gold, Inc.	1,115	103,517
Southern Copper Corp.	2,789	130,720
Steel Dynamics, Inc.	8,092	371,827
United States Steel Corp.@	4,320	150,120
Worthington Industries, Inc.	1,249	52,421
		3,320,298
Multi-Utilities — 0.8%
Ameren Corp.	6,985	425,037
Avista Corp.	1,575	82,939
Black Hills Corp.@	1,500	91,815
Centerpoint Energy, Inc.	11,464	317,667
CMS Energy Corp.	9,645	456,016
Consolidated Edison, Inc.	7,006	546,328
Dominion Resources, Inc.	19,684	1,342,055
DTE Energy Co.	4,720	489,134
MDU Resources Group, Inc.	5,125	146,985
NiSource, Inc.	9,353	245,797
NorthWestern Corp.	1,200	68,700
Public Service Enterprise Group, Inc.	11,020	596,623
SCANA Corp.	3,636	140,059
Sempra Energy	5,538	643,017
Vectren Corp.	2,300	164,335
WEC Energy Group, Inc.	7,624	492,892
		6,249,399
Multiline Retail — 0.7%
Dillard’s, Inc., Class A@	915	86,468
Dollar General Corp.	11,236	1,107,870
Dollar Tree, Inc.*	8,858	752,930
Kohl’s Corp.@	7,588	553,165
Macy’s, Inc.	13,498	505,230
Nordstrom, Inc.	5,825	301,618
Ollie’s Bargain Outlet Holdings, Inc.*	1,239	89,828
Target Corp.	25,095	1,910,231
		5,307,340
Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	13,841	1,013,853
Andeavor	3,627	475,790
Antero Resources Corp.*	7,426	158,545
Apache Corp.	3,851	180,034
Cabot Oil & Gas Corp.	4,334	103,149
Callon Petroleum Co.*@	6,817	73,215
Carrizo Oil & Gas, Inc.*@	1,790	49,852
Centennial Resource Development, Inc., Class A*@	2,672	48,256
Cheniere Energy Partners LP Holdings LLC	406	12,769
Cheniere Energy, Inc.*	6,794	442,901
Chesapeake Energy Corp.*	6,700	35,108
Chevron Corp.	19,135	2,419,238
Cimarex Energy Co.	3,358	341,643
CNX Resources Corp.*	6,400	113,792
Concho Resources, Inc.*	2,870	397,065
ConocoPhillips	16,023	1,115,521
Continental Resources, Inc.*	2,869	185,796
CVR Energy, Inc.@	600	22,194
Delek US Holdings, Inc.	3,459	173,538
Devon Energy Corp.	6,226	273,695
Diamondback Energy, Inc.	605	79,600

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Energen Corp.*	3,196	$232,733
EnLink Midstream LLC	1,100	18,095
EOG Resources, Inc.	14,017	1,744,135
EQT Corp.	5,981	330,032
Exxon Mobil Corp.	81,776	6,765,329
Hess Corp.	2,133	142,676
HollyFrontier Corp.	3,759	257,228
Kinder Morgan, Inc.	26,154	462,141
Kosmos Energy Ltd.*	3,400	28,118
Laredo Petroleum, Inc.*@	2,729	26,253
Marathon Oil Corp.	12,000	250,320
Marathon Petroleum Corp.	18,303	1,284,138
Matador Resources Co.*	2,928	87,986
Murphy Oil Corp.	3,038	102,593
Newfield Exploration Co.*	7,469	225,937
Noble Energy, Inc.	4,158	146,694
Oasis Petroleum, Inc.*	3,085	40,012
Occidental Petroleum Corp.	14,435	1,207,921
ONEOK, Inc.	7,567	528,404
Parsley Energy, Inc., Class A*	3,133	94,867
PBF Energy, Inc., Class A	3,569	149,648
PDC Energy, Inc.*	1,026	62,022
Peabody Energy Corp.	3,822	173,825
Phillips 66	4,952	556,159
Pioneer Natural Resources Co.	3,024	572,262
QEP Resources, Inc.*	4,300	52,718
Range Resources Corp.	2,234	37,375
RSP Permian, Inc.*	1,906	83,902
SM Energy Co.@	2,100	53,949
Southwestern Energy Co.*	10,263	54,394
SRC Energy, Inc.*@	4,000	44,080
Targa Resources Corp.	2,196	108,680
Valero Energy Corp.	9,729	1,078,265
Whiting Petroleum Corp.*	2,511	132,380
Williams Cos., Inc. (The)	15,144	410,554
WPX Energy, Inc.*	8,368	150,875
		25,412,254
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	95,480
KapStone Paper & Packaging Corp.	2,832	97,704
Louisiana-Pacific Corp.	3,743	101,884
		295,068
Personal Products — 0.2%
Edgewell Personal Care Co.*	1,061	53,538
Estee Lauder Companies, Inc. (The), Class A	9,234	1,317,599
Herbalife Nutriation Ltd.*	5,860	314,799
Nu Skin Enterprises, Inc., Class A	1,688	131,985
		1,817,921
Pharmaceuticals — 3.8%
Allergan PLC	3,165	527,669
Amneal Pharmaceuticals, Inc.*	1,887	30,966
Bristol-Myers Squibb Co.	45,196	2,501,147
Catalent, Inc.*	5,834	244,386
Corcept Therapeutics, Inc.*@	1,000	15,720
Eli Lilly & Co.	29,084	2,481,738
Jazz Pharmaceuticals PLC*	1,375	236,912
Johnson & Johnson	80,471	9,764,351
Merck & Co., Inc.	83,169	5,048,358
Mylan NV*	5,698	205,926
Nektar Therapeutics*	1,398	68,264
Perrigo Co. PLC	821	59,859
Pfizer, Inc.	183,764	6,666,958
Supernus Pharmaceuticals, Inc.*	1,614	96,598
Taro Pharmaceutical Industries Ltd.*	475	54,953
Zoetis, Inc.	22,005	1,874,606
		29,878,411
Professional Services — 0.4%
Asgn, Inc.*	1,277	99,849
CoStar Group, Inc.*	438	180,732
Dun & Bradstreet Corp.	1,200	147,180
Equifax, Inc.	3,810	476,669
Exponent, Inc.	1,126	54,386
Insperity, Inc.	1,714	163,259
Korn/Ferry International	800	49,544
Manpowergroup, Inc.	2,190	188,471
Nielsen Holdings PLC	8,630	266,926
Robert Half International, Inc.	5,675	369,442
TransUnion	4,425	317,007
TriNet Group, Inc.*	1,165	65,170
Verisk Analytics, Inc., Class A*	6,676	718,605
		3,097,240
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,806	42,441
CBRE Group, Inc., Class A*	9,107	434,768
CorePoint Lodging, Inc.*	307	7,951
HFF, Inc., Class A	499	17,141
Howard Hughes Corp. (The)*	803	106,398
Jones Lang LaSalle, Inc.	1,173	194,706
Kennedy-Wilson Holdings, Inc.	1,369	28,954
Realogy Holdings Corp.@	1,879	42,841
		875,200
Road & Rail — 1.2%
AMERCO	336	119,667
Avis Budget Group, Inc.*	4,512	146,640
CSX Corp.	26,289	1,676,713
Genesee & Wyoming, Inc., Class A*	1,701	138,325
JB Hunt Transport Services, Inc.	4,393	533,969
Kansas City Southern	2,591	274,542
Knight-Swift Transportation Holdings, Inc.	2,249	85,934
Landstar System, Inc.	1,847	201,693
Norfolk Southern Corp.	8,876	1,339,122
Old Dominion Freight Line, Inc.	2,371	353,184
Ryder System, Inc.	2,122	152,487
Saia, Inc.*	476	38,485
Schneider National, Inc., Class B@	1,175	32,324
Union Pacific Corp.	30,668	4,345,042
Werner Enterprises, Inc.	1,200	45,060
		9,483,187

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	1,413	$82,081
Advanced Micro Devices, Inc.*@	4,686	70,243
Amkor Technology, Inc.*	1,137	9,767
Analog Devices, Inc.	6,939	665,589
Applied Materials, Inc.	40,297	1,861,319
Broadcom, Inc.	10,472	2,540,926
Cabot Microelectronics Corp.	836	89,920
Cavium, Inc.*	870	75,255
Cirrus Logic, Inc.*	1,900	72,827
Cree, Inc.*	3,245	134,895
Cypress Semiconductor Corp.	9,792	152,559
Entegris, Inc.	4,137	140,244
First Solar, Inc.*	1,402	73,829
Integrated Device Technology, Inc.*	3,400	108,392
Intel Corp.	156,896	7,799,300
Kla-Tencor Corp.	6,527	669,213
Lam Research Corp.	5,624	972,108
Marvell Technology Group Ltd.	4,536	97,252
Maxim Integrated Products, Inc.	10,140	594,812
Microchip Technology, Inc.@	6,823	620,552
Micron Technology, Inc.*	50,640	2,655,562
MKS Instruments, Inc.	1,696	162,307
Monolithic Power Systems, Inc.	706	94,371
NVIDIA Corp.	22,802	5,401,794
ON Semiconductor Corp.*	14,830	329,745
Power Integrations, Inc.	73	5,333
Qorvo, Inc.*	1,562	125,226
QUALCOMM, Inc.	25,786	1,447,110
Semtech Corp.*	600	28,230
Silicon Laboratories, Inc.*	600	59,760
Skyworks Solutions, Inc.	7,317	707,188
SolarEdge Technologies, Inc.*@	706	33,782
Teradyne, Inc.	6,144	233,902
Texas Instruments, Inc.	44,499	4,906,015
Universal Display Corp.@	786	67,596
Versum Materials, Inc.	3,951	146,780
Xilinx, Inc.	7,467	487,296
		33,723,080
Software — 6.1%
ACI Worldwide, Inc.*	2,645	65,252
Activision Blizzard, Inc.	16,919	1,291,258
Adobe Systems, Inc.*	14,839	3,617,897
ANSYS, Inc.*	1,739	302,899
Aspen Technology, Inc.*	2,399	222,483
Atlassian Corp. PLC, Class A*	854	53,392
Autodesk, Inc.*	2,053	269,128
Blackbaud, Inc.	1,688	172,936
CA, Inc.	5,596	199,497
Cadence Design Systems, Inc.*	10,300	446,093
CDK Global, Inc.	3,619	235,416
Citrix Systems, Inc.*	5,699	597,483
Dell Technologies, Inc., Class V*	6,122	517,799
Ebix, Inc.@	571	43,539
Electronic Arts, Inc.*	8,776	1,237,591
Ellie Mae, Inc.*@	328	34,059
Fair Isaac Corp.*	1,150	222,318
Fortinet, Inc.*	2,910	181,671
Guidewire Software, Inc.*	1,327	117,811
HubSpot, Inc.*	757	94,928
Intuit, Inc.	11,110	2,269,829
Manhattan Associates, Inc.*	3,523	165,616
Microsoft Corp.	294,435	29,034,235
Nuance Communications, Inc.*	4,400	61,094
Oracle Corp.	66,833	2,944,662
Paycom Software, Inc.*@	2,140	211,496
Pegasystems, Inc.	255	13,974
Progress Software Corp.	502	19,488
Proofpoint, Inc.*	470	54,196
PTC, Inc.*	1,937	181,710
RealPage, Inc.*	1,381	76,093
Red Hat, Inc.*	5,521	741,857
RingCentral, Inc., Class A*	628	44,180
Salesforce.com, Inc.*	5,265	718,146
ServiceNow, Inc.*	2,389	412,031
Splunk, Inc.*	1,731	171,559
SS&C Technologies Holdings, Inc.	3,681	191,044
Symantec Corp.	6,790	140,213
Synchronoss Technologies, Inc.*	800	4,936
Synopsys, Inc.*	1,994	170,627
Tableau Software, Inc., Class A*	700	68,425
Take-Two Interactive Software, Inc.*	2,296	271,755
TiVo Corp.	1,378	18,534
Tyler Technologies, Inc.*	749	166,353
Ultimate Software Group, Inc.*	338	86,971
Verint Systems, Inc.*	1,038	46,035
VMware, Inc., Class A*	1,425	209,432
Workday, Inc., Class A*	523	63,346
Zendesk, Inc.*	1,651	89,963
Zynga, Inc., Class A*	18,104	73,683
		48,644,933
Specialty Retail — 3.3%
Aaron’s, Inc.	2,250	97,763
Advance Auto Parts, Inc.	1,480	200,836
American Eagle Outfitters, Inc.	7,250	168,563
AutoNation, Inc.*@	2,137	103,815
AutoZone, Inc.*	902	605,179
Bed Bath & Beyond, Inc.@	2,068	41,205
Best Buy Co., Inc.	10,525	784,954
Burlington Stores, Inc.*	2,269	341,553
Carmax, Inc.*@	6,946	506,155
Children’s Place, Inc. (The)@	873	105,458
Dick’s Sporting Goods, Inc.	3,200	112,800
Five Below, Inc.*	2,400	234,504
Floor & Decor Holdings, Inc., Class A*@	199	9,817
Foot Locker, Inc.	5,009	263,724
Gap, Inc. (The)	11,172	361,861
Home Depot, Inc. (The)	54,078	10,550,618
L Brands, Inc.	6,819	251,485
Lithia Motors, Inc., Class A@	900	85,113
Lowe’s Cos., Inc.	39,150	3,741,565
Michaels Companies, Inc. (The)*	1,873	35,905
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Murphy USA, Inc.*	1,648	$122,430
O’Reilly Automotive, Inc.*	4,146	1,134,221
Penske Auto Group, Inc.	1,318	61,748
RH*	585	81,725
Ross Stores, Inc.	18,898	1,601,605
Sally Beauty Holdings, Inc.*@	5,102	81,785
Signet Jewelers Ltd.	1,778	99,124
Sleep Number Corp.*	1,700	49,334
Tiffany & Co.	3,557	468,101
TJX Cos., Inc.	27,983	2,663,422
Tractor Supply Co.	6,137	469,419
Ulta Salon Cosmetics &
Fragrance, Inc.*	2,100	490,266
Urban Outfitters, Inc.*	3,400	151,470
Williams-Sonoma, Inc.@	3,040	186,595
		26,264,118
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	2,255	244,419
Columbia Sportswear Co.	858	78,481
Deckers Outdoor Corp.*	977	110,294
G-III Apparel Group Ltd.*	566	25,130
Hanesbrands, Inc.@	17,125	377,093
Lululemon Athletica, Inc.*	3,400	424,490
Michael Kors Holdings Ltd.*	6,273	417,782
NIKE, Inc., Class B	49,339	3,931,332
PVH Corp.	1,062	159,003
Ralph Lauren Corp.	1,100	138,292
Skechers U.S.A., Inc., Class A*	3,300	99,033
Steven Madden Ltd.	1,944	103,226
Tapestry, Inc.	7,810	364,805
Under Armour, Inc., Class A*@	2,760	62,045
Under Armour, Inc., Class C*@	5,438	114,633
VF Corp.	11,674	951,664
Wolverine World Wide, Inc.	2,452	85,256
		7,686,978
Thrifts & Mortgage Finance — 0.1%
BofI Holding, Inc.*	2,000	81,820
Essent Group Ltd.*	2,110	75,580
LendingTree, Inc.*@	202	43,188
New York Community Bancorp, Inc.	9,133	100,828
PHH Corp.*	405	4,398
TFS Financial Corp.	1,093	17,237
Washington Federal, Inc.	1,476	48,265
		371,316
Tobacco — 1.1%
Altria Group, Inc.	91,208	5,179,702
Philip Morris International, Inc.	46,340	3,741,492
Vector Group Ltd.	1,758	33,543
		8,954,737
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	144,293
Applied Industrial Technologies, Inc.	1,164	81,655
Beacon Roofing Supply, Inc.*	2,207	94,062
Fastenal Co.	11,794	567,645
GATX Corp.	1,100	81,653
HD Supply Holdings, Inc.*	5,845	250,692
Herc Holdings, Inc.*	514	28,959
MSC Industrial Direct Co., Class A	1,509	128,039
SiteOne Landscape Supply, Inc.*@	1,507	126,543
Triton International Ltd.	773	23,700
United Rentals, Inc.*	4,075	601,552
Univar, Inc.*	2,106	55,261
Watsco, Inc.	1,100	196,108
WESCO International, Inc.*	1,300	74,230
WW Grainger, Inc.	2,476	763,598
		3,217,990
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.@	1,285	54,227

Water Utilities — 0.1%
American States Water Co.	180	10,289
American Water Works Co., Inc.	4,798	409,653
Aqua America, Inc.	4,781	168,195
California Water Service Group	488	19,008
		607,145
Wireless Telecommunication Services — 0.1%
Sprint Corp.*@	15,015	81,682
T-Mobile US, Inc.*	11,985	716,104
Telephone & Data Systems, Inc.	2,613	71,648
United States Cellular Corp.*	400	14,816
		884,250
TOTAL COMMON STOCKS
(Identified Cost $326,701,174)		757,523,379

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR*¶§~	1,858	5,946
TOTAL RIGHTS AND WARRANTS
(Identified Cost $2,062)		5,946

MUTUAL FUNDS — 4.4%
Other — 4.4%
DFA U.S. Micro Cap Portfolio	1,492,285	35,277,609
TOTAL MUTUAL FUNDS
(Identified Cost $19,685,127)		35,277,609

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund, 1.820%	2,150,361	$2,150,361

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.93%	1,950,337	1,950,337

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,100,698)		4,100,698

Total Investments — 100.2%
(Identified Cost $350,489,061)		796,907,632
Liabilities, Less Cash and Other
Assets — (0.2%)		(1,953,264)
Net Assets — 100.0%		$794,954,368

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of June 30, 2018, the market value of the securities on loan was $12,374,916.
¶	Contingent value rights based on future performance.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:
CVR — Contingent Value Rights

Portfolio Sectors
(% of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
Arconic, Inc.	20,047	$340,999
Curtiss-Wright Corp.	599	71,293
L3 Technologies, Inc.	9,636	1,853,196
Textron, Inc.	43,757	2,884,024
United Technologies Corp.	5,863	733,051
		5,882,563
Air Freight & Logistics — 0.5%
FedEx Corp.	5,879	1,334,886
XPO Logistics, Inc.*@	15,841	1,586,951
		2,921,837
Airlines — 1.3%
Copa Holdings SA, Class A	1,123	106,258
Delta Air Lines, Inc.	68,152	3,376,250
JetBlue Airways Corp.*	53,475	1,014,956
Southwest Airlines Co.	22,295	1,134,370
United Continental Holdings, Inc.*	32,813	2,288,050
		7,919,884
Auto Components — 0.9%
Adient PLC@	972	47,813
Autoliv, Inc.@	11,805	1,690,712
BorgWarner, Inc.	24,241	1,046,242
Gentex Corp.	22,375	515,072
Goodyear Tire & Rubber Co. (The)	33,229	773,903
Lear Corp.	6,341	1,178,221
		5,251,963
Automobiles — 1.5%
Ford Motor Co.	260,489	2,883,613
General Motors Co.	153,506	6,048,137
		8,931,750
Beverages — 0.2%
Molson Coors Brewing Co., Class B	18,590	1,264,864

Biotechnology — 0.1%
United Therapeutics Corp.*	3,786	428,386

Building Products — 0.4%
Johnson Controls International PLC	31,050	1,038,623
Owens Corning	19,528	1,237,489
USG Corp.*	6,301	271,699
		2,547,811
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	82,786	4,464,649
Goldman Sachs Group, Inc. (The)	26,310	5,803,197
Invesco Ltd.	13,425	356,568
Janus Henderson Group PLC	710	21,818
Morgan Stanley	114,092	5,407,961
State Street Corp.	5,158	480,158
		16,534,351
Chemicals — 1.8%
Albemarle Corp.@	9,985	941,885
Ashland Global Holdings, Inc.	7,593	593,621
CF Industries Holdings, Inc.	25,378	1,126,783
DowDuPont, Inc.	54,227	3,574,644
Eastman Chemical Co.	23,262	2,325,270
Huntsman Corp.	11,951	348,969
Olin Corp.	16,354	469,687
Valvoline, Inc.	20,825	449,195
Westlake Chemical Corp.	7,168	771,492
		10,601,546
Commercial Banks — 14.4%
Bank of America Corp.	538,404	15,177,609
Bank of the Ozarks, Inc.	1,340	60,353
BB&T Corp.	38,546	1,944,260
CIT Group, Inc.	9,004	453,892
Citigroup, Inc.	137,990	9,234,291
Citizens Financial Group, Inc.	18,613	724,046
Fifth Third Bancorp	86,881	2,493,485
Huntington Bancshares, Inc.	95,253	1,405,934
JPMorgan Chase & Co.	203,554	21,210,327
KeyCorp	48,905	955,604
M&T Bank Corp.	3,071	522,531
PacWest Bancorp	5,207	257,330
People’s United Financial, Inc.	5,834	105,537
PNC Financial Services Group,
Inc. (The)	15,810	2,135,931
Regions Financial Corp.	155,307	2,761,358
SunTrust Banks, Inc.	34,538	2,280,199
Wells Fargo & Co.	421,460	23,365,742
Zions Bancorp	23,470	1,236,634
		86,325,063
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	40,514	2,769,537
Stericycle, Inc.*	3,915	255,610
		3,025,147
Communications Equipment — 2.4%
ARRIS International PLC*	15,215	371,931
Cisco Systems, Inc.	289,933	12,475,817
EchoStar Corp., Class A*	3,599	159,795
Juniper Networks, Inc.	57,350	1,572,537
		14,580,080
Computers & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	177,268	2,589,885
HP, Inc.	196,800	4,465,392
Western Digital Corp.	31,938	2,472,321
Xerox Corp.	43,557	1,045,368
		10,572,966
Construction & Engineering — 0.4%
AECOM*	11,462	378,590
Fluor Corp.	17,248	841,357
Jacobs Engineering Group, Inc.	8,552	542,967
Quanta Services, Inc.*	13,887	463,826
		2,226,740

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	2,310	$515,892
Vulcan Materials Co.	6,066	782,878
		1,298,770
Consumer Finance — 1.1%
Ally Financial, Inc.	66,748	1,753,470
Capital One Financial Corp.	47,279	4,344,940
Santander Consumer USA
Holdings, Inc.	13,899	265,332
		6,363,742
Containers & Packaging — 0.3%
Ball Corp.	5,246	186,495
International Paper Co.	7,700	401,016
WestRock Co.	24,453	1,394,310
		1,981,821
Distributors — 0.2%
LKQ Corp.*	47,648	1,519,971

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B*	53,038	9,899,543
Jefferies Financial Group, Inc.	6,993	159,021
Voya Financial, Inc.	7,020	329,940
		10,388,504
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	742,427	23,839,331
CenturyLink, Inc.	124,532	2,321,276
		26,160,607
Electrical Equipment — 0.6%
Eaton Corp. PLC	40,532	3,029,362
nVent Electric PLC*	21,089	529,334
		3,558,696
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	17,315	1,303,473
Avnet, Inc.	10,213	438,036
Corning, Inc.	75,228	2,069,522
Flex Ltd.*	31,420	443,336
Jabil, Inc.	17,551	485,461
SYNNEX Corp.	3,501	337,881
TE Connectivity Ltd.	16,768	1,510,126
		6,587,835
Energy Equipment & Services — 1.1%
Apergy Corp.*	8,204	342,517
Baker Hughes a GE Co.	20,187	666,777
Helmerich & Payne, Inc.	9,938	633,647
National Oilwell Varco, Inc.	29,834	1,294,795
Schlumberger Ltd.	37,399	2,506,855
TechnipFMC PLC	34,156	1,084,111
		6,528,702
Food & Staples Retailing — 2.3%
Kroger Co. (The)	23,105	657,337
US Foods Holding Corp.*	20,840	788,169
Walgreens Boots Alliance, Inc.	56,297	3,378,665
Walmart, Inc.	104,402	8,942,031
		13,766,202
Food Products — 2.0%
Archer-Daniels-Midland Co.	29,804	1,365,917
Bunge Ltd.	12,845	895,425
Ingredion, Inc.	3,073	340,181
J.M. Smucker Co. (The)	18,460	1,984,081
Kraft Heinz Co. (The)	3,992	250,778
Mondelez International, Inc.,
Class A	74,783	3,066,103
Pinnacle Foods, Inc.	9,922	645,525
Post Holdings, Inc.*@	7,076	608,678
Seaboard Corp.	64	253,615
Tyson Foods, Inc., Class A	41,844	2,880,959
		12,291,262
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	80,600	4,915,794
Danaher Corp.	37,915	3,741,452
Medtronic PLC	94,115	8,057,185
STERIS PLC	3,637	381,921
Zimmer Biomet Holdings, Inc.	6,835	761,693
		17,858,045
Health Care Providers & Services — 7.3%
Aetna, Inc.	36,478	6,693,713
Anthem, Inc.	30,249	7,200,170
Cardinal Health, Inc.	4,489	219,198
Centene Corp.*	25,707	3,167,359
CIGNA Corp.	8,595	1,460,720
CVS Health Corp.	95,357	6,136,223
DaVita, Inc.*	30,386	2,110,004
Express Scripts Holding Co.*	63,449	4,898,897
Humana, Inc.	13,061	3,887,345
Laboratory Corp. of
America Holdings*	16,237	2,915,029
McKesson Corp.	12,123	1,617,208
Quest Diagnostics, Inc.	21,432	2,356,234
Universal Health Services, Inc.,
Class B	10,322	1,150,284
		43,812,384
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	27,865	1,596,943
Hyatt Hotels Corp., Class A	3,874	298,879
MGM Resorts International	67,948	1,972,531
Norwegian Cruise Line
Holdings Ltd.*	34,226	1,617,179
Royal Caribbean Cruises Ltd.	26,539	2,749,440
		8,234,972

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Household Durables — 1.7%
DR Horton, Inc.	65,701	$2,693,741
Garmin Ltd.@	12,982	791,902
Lennar Corp., Class A	25,582	1,343,055
Lennar Corp.,B Shares	573	24,461
Mohawk Industries, Inc.*	5,383	1,153,416
Newell Brands, Inc.@	19,061	491,583
PulteGroup, Inc.	50,018	1,438,018
Toll Brothers, Inc.	11,379	420,909
Whirlpool Corp.@	12,182	1,781,374
		10,138,459
Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.	22,148	679,944

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	6,915	748,964

Insurance — 4.9%
Aflac, Inc.	68,070	2,928,371
Alleghany Corp.	855	491,599
Allstate Corp. (The)	18,955	1,730,023
American Financial Group, Inc.	7,658	821,933
American International Group, Inc.	41,993	2,226,469
Arch Capital Group Ltd.*	13,749	363,798
Assurant, Inc.	4,786	495,303
Athene Holding Ltd., Class A*	493	21,613
Axis Capital Holdings Ltd.	2,004	111,462
Brighthouse Financial, Inc.*	4,222	169,176
Chubb Ltd.	11,440	1,453,109
CNA Financial Corp.	7,604	347,351
Everest Re Group Ltd.	3,455	796,308
First American Financial Corp.	3,372	174,400
Hartford Financial Services
Group, Inc.	35,866	1,833,829
Lincoln National Corp.	18,122	1,128,094
Loews Corp.	28,152	1,359,179
MetLife, Inc.	39,945	1,741,602
Old Republic International Corp.	23,484	467,566
Principal Financial Group, Inc.	32,419	1,716,586
Prudential Financial, Inc.	20,566	1,923,127
Reinsurance Group of America, Inc.	6,556	875,095
RenaissanceRe Holdings Ltd.	2,534	304,891
Travelers Companies, Inc. (The)	27,179	3,325,079
Unum Group	32,590	1,205,504
WR Berkley Corp.	6,648	481,382
XL Group Ltd.	21,178	1,184,909
		29,677,758
Internet & Catalog Retail — 0.3%
Qurate Retail, Inc.*	71,603	1,519,416

IT Services — 1.0%
Amdocs Ltd.	10,115	669,512
DXC Technology Co.	18,001	1,451,061
Fidelity National Information
Services, Inc.	26,170	2,774,805
Leidos Holdings, Inc.	20,264	1,195,576
Perspecta, Inc.	9,000	184,950
		6,275,904
Life Sciences Tools & Services — 0.9%
Bio-Rad Laboratories, Inc., Class A*	172	49,629
IQVIA Holdings, Inc.*	11,514	1,149,327
Thermo Fisher Scientific, Inc.	19,434	4,025,559
		5,224,515
Machinery — 1.6%
AGCO Corp.	11,477	696,883
Cummins, Inc.	3,839	510,587
Dover Corp.	16,408	1,201,066
Ingersoll-Rand PLC	16,931	1,519,219
Oshkosh Corp.	7,274	511,508
PACCAR, Inc.	13,511	837,142
Pentair PLC	24,999	1,051,958
Snap-On, Inc.	3,149	506,107
Stanley Black & Decker, Inc.	17,914	2,379,158
Trinity Industries, Inc.	1,343	46,011
Wabtec Corp.@	4,473	440,948
		9,700,587
Media — 3.3%
Charter Communications, Inc.,
Class A*	20,763	6,087,919
Comcast Corp., Class A	341,065	11,190,343
Discovery, Inc., Class A*@	13,510	371,525
Discovery, Inc., Class C*	20,881	532,466
Liberty Braves Group, Class A*	1	26
Liberty Braves Group, Class C*@	877	22,679
Liberty Broadband Corp., Class C*	1,360	102,979
Liberty Media Corp-Liberty Formula
One, Class A*@	1,097	38,735
Liberty Media Corp-Liberty Formula
One, Class C*@	2,194	81,463
Liberty SiriusXM Group, Class A*	4,389	197,724
Liberty SiriusXM Group, Class C*	8,778	398,170
Madison Square Garden Co. (The),
Class A*	443	137,414
News Corp., Class A	8,320	128,960
News Corp., Class B	1,734	27,484
Viacom, Inc., Class B	21,350	643,916
		19,961,803
Metals & Mining — 1.9%
Alcoa Corp.*	18,058	846,559
Freeport-McMoRan, Inc.	88,065	1,520,002
Newmont Mining Corp.	49,992	1,885,198
Nucor Corp.	56,664	3,541,500
Reliance Steel & Aluminum Co.	12,373	1,083,132
Royal Gold, Inc.	1,245	115,586
Steel Dynamics, Inc.	33,820	1,554,029
United States Steel Corp.@	21,228	737,673
		11,283,679

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (continued)
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	$146,870

Multiline Retail — 1.1%
Dollar Tree, Inc.*	7,894	670,990
Kohl’s Corp.@	39,722	2,895,734
Macy’s, Inc.	35,738	1,337,673
Target Corp.	20,753	1,579,719
		6,484,116
Oil, Gas & Consumable Fuels — 14.0%
Anadarko Petroleum Corp.	23,533	1,723,792
Andeavor	26,742	3,508,016
Antero Resources Corp.*	5,507	117,574
Apache Corp.	22,897	1,070,435
Chevron Corp.	122,891	15,537,109
Concho Resources, Inc.*	15,284	2,114,541
ConocoPhillips	62,993	4,385,573
Devon Energy Corp.	52,433	2,304,955
Diamondback Energy, Inc.	6,687	879,809
Exxon Mobil Corp.	292,675	24,213,003
Hess Corp.	20,959	1,401,948
HollyFrontier Corp.	23,643	1,617,890
Kinder Morgan, Inc.	132,947	2,349,173
Marathon Oil Corp.	82,694	1,724,997
Marathon Petroleum Corp.	58,629	4,113,411
Murphy Oil Corp.	5,416	182,898
Noble Energy, Inc.	6,789	239,516
Occidental Petroleum Corp.	53,897	4,510,101
Peabody Energy Corp.	5,440	247,411
Phillips 66	21,239	2,385,352
Pioneer Natural Resources Co.	3,164	598,755
Targa Resources Corp.	19,687	974,310
Valero Energy Corp.	64,869	7,189,431
Williams Cos., Inc. (The)	22,011	596,718
		83,986,718
Personal Products — 0.0%
Coty, Inc., Class A@	8,741	123,248

Pharmaceuticals — 3.7%
Mylan NV*	53,901	1,947,982
Perrigo Co. PLC	10,679	778,606
Pfizer, Inc.	545,228	19,780,872
		22,507,460
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	748,120
Nielsen Holdings PLC	7,599	235,037
		983,157
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	5,491	911,451

Road & Rail — 1.0%
AMERCO	583	207,635
Genesee & Wyoming, Inc., Class A*	1,210	98,397
Kansas City Southern	14,222	1,506,963
Knight-Swift Transportation
Holdings, Inc.	900	34,389
Norfolk Southern Corp.	27,918	4,211,989
		6,059,373
Semiconductors & Semiconductor Equipment — 5.8%
Intel Corp.	487,454	24,231,338
Lam Research Corp.	5,378	929,587
Marvell Technology Group Ltd.	18,929	405,838
Micron Technology, Inc.*	110,111	5,774,221
MKS Instruments, Inc.	1,267	121,252
ON Semiconductor Corp.*	14,063	312,691
Qorvo, Inc.*	6,724	539,063
QUALCOMM, Inc.	43,468	2,439,424
		34,753,414
Software — 0.7%
CA, Inc.	75,041	2,675,212
Dell Technologies, Inc., Class V*	16,758	1,417,392
SS&C Technologies Holdings, Inc.	3,456	179,366
		4,271,970
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	2,696	365,847
AutoNation, Inc.*@	7,025	341,275
Foot Locker, Inc.	6,612	348,122
		1,055,244
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,424,736
Ralph Lauren Corp.	4,113	517,086
Skechers U.S.A., Inc., Class A*	538	16,145
		1,957,967
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	93,122

Wireless Telecommunication Services — 0.3%
Sprint Corp.*@	29,977	163,075
T-Mobile US, Inc.*	24,396	1,457,661
		1,620,736
TOTAL COMMON STOCKS
(Identified Cost $415,965,708)		599,532,339

SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund, 1.820%	1,772,893	1,772,893

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.930%	1,766,686	1,766,686

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

VALUE†
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,539,579)	$3,539,579

Total Investments — 100.3%
(Identified Cost $419,505,287)	603,071,918
Liabilities, Less Cash and
Other Assets — (0.3%)	(1,690,420)
Net Assets — 100.0%	$601,381,498

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of June 30, 2018, the market value of the securities on loan was $12,987,897.

Portfolio Sectors
(% of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.7%
AAR Corp.	9,865	$458,624
Aerojet Rocketdyne Holdings, Inc.*	23,951	706,315
Aerovironment, Inc.*	7,438	531,296
Arotech Corp.*	9,457	35,464
Astronics Corp.*	6,500	233,805
Axon Enterprise, Inc.*	16,262	1,027,433
BWX Technologies, Inc.	3,185	198,489
CPI Aerostructures, Inc.*	1,342	14,091
Cubic Corp.	6,500	417,300
Curtiss-Wright Corp.	2,920	347,538
Ducommun, Inc.*	3,610	119,455
Engility Holdings, Inc.*	5,031	154,150
Esterline Technologies Corp.*	7,884	581,839
HEXCEL Corp.	3,763	249,788
Innovative Solutions & Support, Inc.*	3,248	9,452
KEYW Holding Corp. (The)*@	5,770	50,430
KLX, Inc.*	9,583	689,018
Kratos Defense & Security Solutions, Inc.*@	17,754	204,349
Mercury Systems, Inc.*	8,267	314,642
Moog, Inc., Class A	8,996	701,328
National Presto Industries, Inc.@	1,177	145,948
SIFCO Industries, Inc.*	1,187	6,380
Sparton Corp.*	2,587	49,127
Teledyne Technologies, Inc.*	675	134,366
Triumph Group, Inc.@	6,027	118,129
Vectrus, Inc.*	3,560	109,719
Wesco Aircraft Holdings, Inc.*	12,061	135,686
		7,744,161
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	22,295	503,644
Atlas Air Worldwide Holdings, Inc.*	6,536	468,631
Echo Global Logistics, Inc.*	7,622	222,944
Forward Air Corp.	6,951	410,665
HUB Group, Inc., Class A*	11,481	571,754
Radiant Logistics, Inc.*	9,354	36,574
		2,214,212
Airlines — 0.5%
Allegiant Travel Co.	4,774	663,347
Hawaiian Holdings, Inc.	12,656	454,983
JetBlue Airways Corp.*	16,798	318,826
Skywest, Inc.	12,976	673,455
Spirit Airlines, Inc.*	3,315	120,500
		2,231,111
Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	41,084	639,267
Cooper Tire & Rubber Co.@	15,551	408,991
Cooper-Standard Holdings, Inc.*	4,019	525,163
Dana, Inc.	32,214	650,401
Delphi Technologies PLC	2,052	93,284
Dorman Products, Inc.*	8,380	572,438
Fox Factory Holding Corp.*	8,405	391,253
Gentex Corp.	3,177	73,134
Gentherm, Inc.*	9,644	379,009
Goodyear Tire & Rubber Co. (The)	10,906	254,001
Horizon Global Corp.*	3,431	20,449
LCI Industries	6,043	544,776
Modine Manufacturing Co.*	11,514	210,130
Motorcar Parts of America, Inc.*@	6,077	113,701
Shiloh Industries, Inc.*	7,004	60,935
Standard Motor Products, Inc.	8,131	393,052
Stoneridge, Inc.*	10,350	363,699
Strattec Security Corp.	1,541	47,077
Superior Industries International, Inc.	3,031	54,255
Tenneco, Inc.	10,923	480,175
Tower International, Inc.	6,346	201,803
Visteon Corp.*	7,099	917,475
VOXX International Corp.*	3,284	17,734
		7,412,202
Automobiles — 0.1%
Thor Industries, Inc.	875	85,216
Winnebago Industries, Inc.	10,123	410,994
		496,210
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A*@	1,852	555,045
Coca-Cola Bottling Co., Consolidated	1,354	182,966
Craft Brew Alliance, Inc.*	6,018	124,272
MGP Ingredients, Inc.@	5,354	475,489
National Beverage Corp.*@	4,756	508,416
Primo Water Corp.*	5,815	101,704
		1,947,892
Biotechnology — 1.5%
Achillion Pharmaceuticals, Inc.*	23,152	65,520
Acorda Therapeutics, Inc.*	13,332	382,628
Aduro Biotech, Inc.*@	1,186	8,302
Adverum Biotechnologies, Inc.*	8,282	43,895
Agios Pharmaceuticals, Inc.*@	1,978	166,607
Alder Biopharmaceuticals, Inc.*@	11,560	182,648
Aldeyra Therapeutics, Inc.*	2,489	19,788
AMAG Pharmaceuticals, Inc.*	2,638	51,441
Applied Genetic Technologies Corp.*	2,241	8,292
Aptevo Therapeutics, Inc.*	11,461	57,190
Aquinox Pharmaceuticals, Inc.*	1,970	5,221
Ardelyx, Inc.*	10,642	39,375
Arrowhead Pharmaceuticals, Inc.*@	4,070	55,352
BioSpecifics Technologies Corp.*	2,311	103,671
BioTime, Inc.*@	3,419	7,043
Calithera Biosciences, Inc.*	3,632	18,160
Cellular Biomedicine Group, Inc.*@	2,000	39,100
Chimerix, Inc.*	13,027	62,009
Concert Pharmaceuticals, Inc.*	4,026	67,758
Corvus Pharmaceuticals, Inc.*@	1,065	11,694

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Emergent BioSolutions, Inc.*	9,812	$495,408
Enanta Pharmaceuticals, Inc.*	5,023	582,166
Exact Sciences Corp.*@	4,673	279,399
Exelixis, Inc.*	12,272	264,093
FibroGen, Inc.*	579	36,245
Five Prime Therapeutics, Inc.*	4,603	72,773
Immunomedics, Inc.*@	839	19,859
Infinity Pharmaceuticals, Inc.*@	17,874	34,139
Intrexon Corp.*@	872	12,156
Ionis Pharmaceuticals, Inc.*@	4,594	191,432
Karyopharm Therapeutics, Inc.*	2,354	39,994
Kindred Biosciences, Inc.*	3,345	35,624
Ligand Pharmaceuticals, Inc.*@	2,408	498,865
Loxo Oncology, Inc.*@	348	60,371
MacroGenics, Inc.*	2,337	48,259
Madrigal Pharmaceuticals, Inc.*	101	28,249
MEI Pharma, Inc.*	13,204	52,024
Merrimack Pharmaceuticals, Inc.*@	4,336	21,290
Minerva Neurosciences, Inc.*	5,077	41,885
Miragen Therapeutics, Inc.*@	3,286	21,063
Mirati Therapeutics, Inc.*@	1,950	96,135
Myriad Genetics, Inc.*@	19,349	723,072
Neurocrine Biosciences, Inc.*	144	14,147
Ophthotech Corp.*	6,730	18,373
OPKO Health, Inc.*@	23,063	108,396
PDL BioPharma, Inc.*	18,262	42,733
Pfenex, Inc.*	2,903	15,705
Proteostasis Therapeutics, Inc.*@	1,871	5,220
PTC Therapeutics, Inc.*	1,434	48,369
Recro Pharma, Inc.*	2,713	13,619
Repligen Corp.*	5,344	251,382
Retrophin, Inc.*@	8,973	244,604
Sage Therapeutics, Inc.*	1,909	298,816
Sarepta Therapeutics, Inc.*	1,300	171,834
Sierra Oncology, Inc.*	10,246	30,328
Spectrum Pharmaceuticals, Inc.*	7,139	149,633
Stemline Therapeutics, Inc.*@	1,284	20,608
Syndax Pharmaceuticals, Inc.*@	6,974	48,958
United Therapeutics Corp.*	400	45,260
Verastem, Inc.*@	9,653	66,413
Versartis, Inc.*	11,623	23,537
Zafgen, Inc.*	3,913	40,030
		6,708,160
Building Products — 1.9%
AAON, Inc.	14,109	469,124
Advanced Drainage Systems, Inc.	21,755	621,105
American Woodmark Corp.*	5,832	533,920
Apogee Enterprises, Inc.	9,796	471,873
Armstrong Flooring, Inc.*	9,454	132,734
Armstrong World Industries, Inc.*	16,791	1,061,191
Builders FirstSource, Inc.*	24,352	445,398
Continental Building Products, Inc.*	9,323	294,141
CSW Industrials, Inc.*	1,329	70,238
Gibraltar Industries, Inc.*	8,000	300,000
Griffon Corp.	12,945	230,421
Insteel Industries, Inc.	6,600	220,440
Masonite International Corp.*	169	12,143
NCI Building Systems, Inc.*	12,026	252,546
Patrick Industries, Inc.*	5,679	322,851
PGT Innovations, Inc.*	20,387	425,069
Quanex Building Products Corp.	9,211	165,338
Simpson Manufacturing Co., Inc.	12,600	783,594
Trex Co., Inc.*	16,324	1,021,719
Universal Forest Products, Inc.	16,500	604,230
		8,438,075
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	19,172	578,036
BGC Partners, Inc., Class A	58,742	664,959
BrightSphere Investment Group PLC	5,801	82,722
Cohen & Steers, Inc.	7,453	310,865
Cowen Group, Inc., Class A*@	6,131	84,914
Diamond Hill Investment Group, Inc.	739	143,684
Donnelley Financial Solutions, Inc.*	7,095	123,240
Eaton Vance Corp.	4,124	215,232
Evercore, Inc., Class A	9,789	1,032,250
Federated Investors, Inc., Class B	20,626	480,998
Financial Engines, Inc.	3,187	143,096
Gain Capital Holdings, Inc.@	9,997	75,477
GAMCO Investors, Inc., Class A	1,700	45,492
Greenhill & Co., Inc.@	3,087	87,671
Houlihan Lokey, Inc.	1,002	51,322
Interactive Brokers Group, Inc., Class A	16,151	1,040,286
Intl FCStone, Inc.*	3,859	199,549
Investment Technology Group, Inc.	9,451	197,715
Janus Henderson Group PLC	16,584	509,626
Ladenburg Thalmann Financial Services, Inc.	35,937	122,186
LPL Financial Holdings, Inc.	4,719	309,283
Manning & Napier, Inc.	2,524	7,824
Moelis & Co., Class A	3,839	225,157
Morningstar, Inc.	1,068	136,971
Oppenheimer Holdings, Inc., Class A	3,360	94,080
Piper Jaffray Cos.	4,033	309,936
PJT Partners, Inc., Class A	597	31,874
Pzena Investment Management, Inc., Class A	4,481	41,270
Safeguard Scientifics, Inc.*	8,623	110,374
Silvercrest Asset Management Group, Inc., Class A	759	12,372
Stifel Financial Corp.	12,616	659,186
Virtu Financial, Inc.	5,099	135,379
Virtus Investment Partners, Inc.	2,370	303,242
Waddell & Reed Financial, Inc., Class A@	3,742	67,244
Westwood Holdings Group, Inc.	2,775	165,224
WisdomTree Investments, Inc.	32,848	298,260
		9,096,996

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals — 2.7%
A. Schulman, Inc.	6,827	$303,801
Advanced Emissions Solutions, Inc.	2,266	25,742
AdvanSix, Inc.*	10,598	388,205
AgroFresh Solutions, Inc.*	3,359	23,547
American Vanguard Corp.	8,647	198,449
Ashland Global Holdings, Inc.	1,895	148,151
Balchem Corp.	11,654	1,143,724
Cabot Corp.	9,527	588,483
Chase Corp.	2,101	246,342
Core Molding Technologies, Inc.	1,500	21,420
Ferro Corp.*	25,241	526,275
Flotek Industries, Inc.*@	6,893	22,264
FutureFuel Corp.	10,473	146,727
GCP Applied Technologies, Inc.*	2,256	65,311
H.B. Fuller Co.	13,143	705,516
Hawkins, Inc.	2,398	84,769
Innophos Holdings, Inc.	5,400	257,040
Innospec, Inc.	5,850	447,817
Intrepid Potash, Inc.*	15,892	65,157
KMG Chemicals, Inc.	3,001	221,414
Koppers Holdings, Inc.*	4,597	176,295
Kraton Corp.*	6,776	312,645
Kronos Worldwide, Inc.	10,857	244,608
Minerals Technologies, Inc.	9,665	728,258
NewMarket Corp.	218	88,181
Northern Technologies International Corp.	800	28,640
Olin Corp.	837	24,039
Omnova Solutions, Inc.*	17,097	177,809
Platform Specialty Products Corp.*	30,212	350,459
PolyOne Corp.	24,872	1,074,968
Quaker Chemical Corp.	3,387	524,545
Rayonier Advanced Materials, Inc.	16,098	275,115
RPM International, Inc.	2,594	151,282
Scotts Miracle-Gro Co. (The)@	1,346	111,933
Sensient Technologies Corp.	9,729	696,110
Stepan Co.	3,991	311,338
Trecora Resources*	5,488	81,497
Tredegar Corp.	8,700	204,450
Trinseo SA	8,507	603,572
Tronox Ltd., Class A	12,458	245,173
Valvoline, Inc.	3,829	82,591
W.R. Grace & Co.	634	46,478
		12,170,140
Commercial Banks — 10.8%
1st Source Corp.	7,264	388,116
Access National Corp.	2,671	76,391
Allegiance Bancshares, Inc.*	1,614	69,967
American National Bankshares, Inc.	2,923	116,920
Ameris Bancorp	13,899	741,512
AmeriServ Financial, Inc.	4,400	18,040
Arrow Financial Corp.	4,984	181,418
Associated Banc-Corp.	41,516	1,133,387
Atlantic Capital Bancshares, Inc.*	2,502	49,164
Banc of California, Inc.	8,558	167,309
Bancfirst Corp.	10,839	641,669
Bancorp, Inc. (The)*	19,032	199,075
BancorpSouth Bank	31,791	1,047,513
Bank of Hawaii Corp.	11,233	937,057
Bank of Marin Bancorp	1,050	84,892
Bank of the Ozarks, Inc.	3,630	163,495
BankUnited, Inc.	3,750	153,187
Bankwell Financial Group, Inc.	326	10,481
Banner Corp.	7,617	458,010
Bar Harbor Bankshares	2,489	75,392
BCB Bancorp, Inc.	878	13,170
Berkshire Hills Bancorp, Inc.	6,936	281,602
Blue Hills Bancorp, Inc.	3,496	77,611
Boston Private Financial Holdings, Inc.	21,569	342,947
Bridge Bancorp, Inc.	2,975	106,951
Brookline Bancorp, Inc.	18,706	347,932
Bryn Mawr Bank Corp.	5,616	260,021
C&F Financial Corp.	962	60,173
Camden National Corp.	4,996	228,367
Capital City Bank Group, Inc.	1,890	44,661
Carolina Financial Corp.	4,074	174,856
Cathay General Bancorp	21,914	887,298
CenterState Bank Corp.	9,586	285,855
Central Pacific Financial Corp.	7,849	224,874
Central Valley Community Bancorp	2,688	56,878
Century Bancorp, Inc., Class A	975	74,490
Chemical Financial Corp.	13,615	757,947
CIT Group, Inc.	6,060	305,485
Citizens & Northern Corp.	852	22,033
City Holding Co.	5,429	408,424
Civista Bancshares, Inc.	270	6,545
CNB Financial Corp.	3,877	116,543
CoBiz Financial, Inc.	14,871	319,429
Columbia Banking System, Inc.	18,941	774,687
Community Bank System, Inc.	10,370	612,556
Community Trust Bancorp, Inc.	4,634	231,468
Connectone Bancorp, Inc.	6,144	152,986
Customers Bancorp, Inc.*	5,348	151,776
CVB Financial Corp.	27,325	612,626
Eagle Bancorp, Inc.*	6,777	415,430
Enterprise Bancorp, Inc.	331	13,382
Enterprise Financial Services Corp.	3,837	207,006
Equity Bancshares, Inc., Class A*	2,190	90,841
Farmers & Merchants Bancorp, Inc./Archbold OH	1,205	48,622
Farmers Capital Bank Corp.	2,729	142,181
Farmers National Banc Corp.	6,489	103,500
FB Financial Corp.	630	25,654
FCB Financial Holdings, Inc., Class A*	6,632	389,962
Fidelity Southern Corp.	8,276	210,293
Financial Institutions, Inc.	5,615	184,733
First Bancorp, Inc.	3,442	97,133
First Bancorp/Puerto Rico*	35,131	268,752
First Bancorp/Southern Pines NC	4,576	187,204
First Busey Corp.	7,922	251,286
First Business Financial Services, Inc.	551	14,326
First Citizens Bancshares, Inc., Class A	305	123,006
First Commonwealth Financial Corp.	23,740	368,207

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Community Bancshares, Inc.	5,007	$159,523
First Connecticut Bancorp, Inc.	2,745	83,997
First Financial Bancorp	22,565	691,617
First Financial Bankshares, Inc.@	13,804	702,624
First Financial Corp.	2,698	122,354
First Financial Northwest, Inc.	2,239	43,705
First Foundation, Inc.*	6,207	115,078
First Hawaiian, Inc.	1,200	34,824
First Horizon National Corp.	16,958	302,531
First Internet Bancorp	1,284	43,784
First Interstate Bancsystem, Inc.	6,668	281,390
First Merchants Corp.	8,330	386,512
First Mid-Illinois Bancshares, Inc.	500	19,650
First Midwest Bancorp, Inc.	18,632	474,557
First of Long Island Corp. (The)	5,134	127,580
Flushing Financial Corp.	7,140	186,354
FNB Corp.	24,564	329,649
Franklin Financial Network, Inc.*	2,740	103,024
Fulton Financial Corp.	44,920	741,180
German American Bancorp, Inc.	4,050	145,192
Glacier Bancorp, Inc.	19,481	753,525
Great Southern Bancorp, Inc.	3,742	214,042
Great Western Bancorp, Inc.	1,271	53,369
Green Bancorp, Inc.	5,182	111,931
Guaranty Bancorp	4,394	130,941
Hancock Whiteny Corp.	6,326	295,108
Hanmi Financial Corp.	8,053	228,303
HarborOne Bancorp, Inc.*	4,196	79,472
Heartland Financial USA, Inc.	5,400	296,190
Heritage Commerce Corp.	12,190	207,108
Heritage Financial Corp.	5,733	199,795
Hilltop Holdings, Inc.	25,969	573,136
Home Bancshares, Inc.	14,737	332,467
HomeTrust Bancshares, Inc.*	2,644	74,429
Hope Bancorp, Inc.	34,605	617,007
Horizon Bancorp, Inc.	9,114	188,569
Howard Bancorp, Inc.*@	499	8,982
Iberiabank Corp.	4,398	333,368
Independent Bank Corp.	4,840	379,456
Independent Bank Group, Inc.	500	33,400
International Bancshares Corp.	15,750	674,100
Investors Bancorp, Inc.	2,762	35,326
Lakeland Bancorp, Inc.	6,732	133,630
Lakeland Financial Corp.	5,055	243,600
LegacyTexas Financial Group, Inc.	11,096	432,966
Live Oak Bancshares, Inc.	500	15,325
Macatawa Bank Corp.	10,065	122,189
MB Financial, Inc.	15,151	707,552
MBT Financial Corp.	5,012	53,378
Mercantile Bank Corp.	4,860	179,626
Midland States Bancorp, Inc.	1,086	37,206
Midsouth Bancorp, Inc.	3,530	46,772
MidWestOne Financial Group, Inc.	613	20,707
National Bank Holdings Corp., Class A	5,759	222,240
National Commerce Corp.*	1,943	89,961
NBT Bancorp, Inc.	10,025	382,454
Nicolet Bankshares, Inc.*	1,020	56,212
Northeast Bancorp	2,190	47,742
Northrim Bancorp, Inc.	2,391	94,564
OFG Bancorp	10,569	148,494
Old Line Bancshares, Inc.	3,023	105,533
Old National Bancorp	29,051	540,349
Old Second Bancorp, Inc.	2,244	32,314
Opus Bank	4,401	126,309
Pacific Mercantile Bancorp*	2,500	24,375
Pacific Premier Bancorp, Inc.*	6,414	244,694
PacWest Bancorp	4,400	217,448
Park National Corp.	3,450	384,399
Peapack Gladstone Financial Corp.	4,278	147,976
Penns Woods Bancorp, Inc.	1,159	51,900
People’s United Financial, Inc.	20,348	368,095
People’s Utah Bancorp	3,598	128,449
Peoples Bancorp, Inc.	4,491	169,670
Pinnacle Financial Partners, Inc.	2,726	167,240
Popular, Inc.	10,180	460,238
Preferred Bank	3,769	231,643
Premier Financial Bancorp, Inc.	1,726	32,224
Prosperity Bancshares, Inc.	2,313	158,117
QCR Holdings, Inc.	3,022	143,394
Renasant Corp.	8,712	396,570
Republic Bancorp, Inc., Class A	6,120	277,236
Republic First Bancorp, Inc.*	3,546	27,836
S&T Bancorp, Inc.	8,302	358,978
Sandy Spring Bancorp, Inc.	6,300	258,363
Seacoast Banking Corp. of Florida*	5,668	178,995
Select Bancorp, Inc.*	200	2,694
ServisFirst Bancshares, Inc.	6,378	266,154
Sierra Bancorp	4,469	126,205
Simmons First National Corp., Class A	15,870	474,513
South State Corp.	6,422	553,897
Southern First Bancshares, Inc.*	1,759	77,748
Southern National Bancorp of Virginia, Inc.	3,875	69,130
Southside Bancshares, Inc.	6,142	206,863
State Bank Financial Corp.	4,771	159,351
Sterling Bancorp	50,859	1,195,186
Stock Yards Bancorp, Inc.	4,336	165,418
Summit Financial Group, Inc.	392	10,521
Synovus Financial Corp.	674	35,607
TCF Financial Corp.	43,473	1,070,305
Texas Capital Bancshares, Inc.*	3,548	324,642
Tompkins Financial Corp.	2,420	207,830
TowneBank	6,582	211,282
Trico Bancshares	5,350	200,357
TriState Capital Holdings, Inc.*	6,765	176,566
Triumph Bancorp, Inc.*	4,016	163,652
Trustmark Corp.	17,352	566,196
UMB Financial Corp.	10,571	805,827
Umpqua Holdings Corp.	8,486	191,699
Union Bankshares Corp.	10,118	393,388
United Bankshares, Inc.@	11,450	416,780
United Community Banks, Inc.	15,888	487,285

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Univest Corp. of Pennsylvania	6,110	$168,025
Valley National Bancorp	57,348	697,352
Veritex Holdings, Inc.*	5,336	165,790
Washington Trust Bancorp, Inc.	3,000	174,300
Webster Financial Corp.	2,448	155,938
WesBanco, Inc.	8,410	378,786
West Bancorp, Inc.	5,527	139,004
Westamerica Bancorp	6,329	357,652
Western Alliance Bancorp*	500	28,305
Wintrust Financial Corp.	5,592	486,784
		48,287,848
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	14,023	409,191
ACCO Brands Corp.	26,340	364,809
ARC Document Solutions, Inc.*	5,486	9,710
Brady Corp., Class A	11,602	447,257
Brink’s Co. (The)	7,356	586,641
Casella Waste Systems, Inc., Class A*	17,057	436,830
Ceco Environmental Corp.	4,211	25,856
Cimpress NV*	6,915	1,002,398
Civeo Corp.*	16,915	73,749
Clean Harbors, Inc.*	12,448	691,486
Covanta Holding Corp.	31,607	521,515
Deluxe Corp.	9,989	661,372
Document Security Systems, Inc.*@	6,484	8,300
Ennis, Inc.	5,800	118,030
Essendant, Inc.	9,904	130,931
Healthcare Services Group, Inc.@	7,841	338,653
Heritage-Crystal Clean, Inc.*	3,229	64,903
Herman Miller, Inc.	14,286	484,295
HNI Corp.	11,460	426,312
Hudson Technologies, Inc.*@	13,375	26,884
Interface, Inc.	19,482	447,112
Kimball International, Inc., Class B	14,278	230,732
Knoll, Inc.	12,851	267,429
LSC Communications, Inc.	4,787	74,964
Matthews International Corp., Class A	8,044	472,987
Mcgrath Rentcorp	5,300	335,331
Mobile Mini, Inc.	13,404	628,648
MSA Safety, Inc.	8,900	857,426
Multi-Color Corp.	4,321	279,353
NL Industries, Inc.*	7,891	68,652
Pitney Bowes, Inc.	4,177	35,797
Quad/Graphics, Inc.	4,591	95,631
SP Plus Corp.*	5,458	203,038
Steelcase, Inc., Class A	26,730	360,855
Stericycle, Inc.*	1,600	104,464
Team, Inc.*@	6,603	152,529
Tetra Tech, Inc.	15,308	895,518
UniFirst Corp.	3,000	530,700
US Ecology, Inc.	5,445	346,847
Viad Corp.	4,500	244,125
Virco Manufacturing Corp.	2,494	11,098
VSE Corp.	2,564	122,508
		13,594,866
Communications Equipment — 1.4%
Acacia Communications, Inc.*@	545	18,971
ADTRAN, Inc.	17,760	263,736
Applied Optoelectronics, Inc.*@	4,381	196,707
ARRIS International PLC*	4,888	119,487
BK Technologies, Inc.	2,000	7,400
Black Box Corp.	7,012	14,199
CalAmp Corp.*	11,956	280,129
Ciena Corp.*	27,004	715,876
Clearfield, Inc.*	3,231	35,703
CommScope Holding Co., Inc.*	1,600	46,728
Communications Systems, Inc.	1,418	5,403
Comtech Telecommunications Corp.	5,725	182,513
Digi International, Inc.*	7,600	100,320
EMCORE Corp.*	4,428	22,361
Finisar Corp.*@	25,900	466,200
Harmonic, Inc.*	10,330	43,903
Infinera Corp.*	22,351	221,945
InterDigital, Inc.	9,067	733,520
KVH Industries, Inc.*	5,534	74,156
Lantronix, Inc.*	1,100	3,124
Lumentum Holdings, Inc.*@	5,125	296,738
NETGEAR, Inc.*	8,086	505,375
NetScout Systems, Inc.*	12,873	382,328
Network-1 Technologies, Inc.	1,343	4,163
Oclaro, Inc.*	7,713	68,877
Optical Cable Corp.*	374	1,477
PC-Tel, Inc.*	4,100	25,584
Plantronics, Inc.	8,418	641,873
Ribbon Communications, Inc.*	13,960	99,395
Tessco Technologies, Inc.	1,000	17,300
Ubiquiti Networks, Inc.*@	1,816	153,852
Viasat, Inc.*@	4,646	305,335
Viavi Solutions, Inc.*	33,947	347,617
		6,402,295
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	29,632
Avid Technology, Inc.*	14,913	77,548
CCUR Holdings, Inc.	1,362	7,246
Cray, Inc.*	9,970	245,262
Diebold Nixdorf, Inc.@	5,013	59,905
Eastman Kodak Co.*@	8,012	30,446
Electronics for Imaging, Inc.*	11,783	383,654
Intevac, Inc.*	4,883	23,683
Pure Storage, Inc., Class A*	5,700	136,116
Super Micro Computer, Inc.*@	11,510	272,211
Transact Technologies, Inc.	1,515	18,937
Xplore Technologies Corp.*	3,115	11,962
		1,296,602
Construction & Engineering — 1.5%
AECOM*	6,494	214,497
Aegion Corp.*	9,201	236,926
Ameresco, Inc., Class A*	6,298	75,576
Argan, Inc.	1,886	77,232
Comfort Systems USA, Inc.	8,930	408,994

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Dycom Industries, Inc.*@	9,800	$926,198
EMCOR Group, Inc.	9,013	686,610
Fluor Corp.	909	44,341
Goldfield Corp. (The)*	11,707	49,755
Granite Construction, Inc.@	10,531	586,155
Great Lakes Dredge & Dock Corp.*	17,460	91,665
IES Holdings, Inc.*	6,062	101,539
KBR, Inc.	27,114	485,883
MasTec, Inc.*	7,480	379,610
MYR Group, Inc.*	5,036	178,577
Northwest Pipe Co.*	3,331	64,521
NV5 Global, Inc.*	2,453	169,993
Orion Marine Group, Inc.*	3,431	28,340
Primoris Services Corp.	16,878	459,588
Quanta Services, Inc.*	5,826	194,588
Sterling Construction Co., Inc.*	8,350	108,800
Tutor Perini Corp.*	11,189	206,437
Valmont Industries, Inc.	5,127	772,895
		6,548,720
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	151,052
Forterra, Inc.*@	1,512	14,712
Summit Materials, Inc., Class A*	5,300	139,125
United States Lime & Minerals, Inc.	1,679	140,868
US Concrete, Inc.*@	3,055	160,387
		606,144
Consumer Finance — 1.2%
Atlanticus Holdings Corp.*	5,476	11,335
Consumer Portfolio Services, Inc.*	7,272	29,597
Credit Acceptance Corp.*	322	113,795
Encore Capital Group, Inc.*	6,224	227,798
Enova International, Inc.*	13,315	486,663
Ezcorp, Inc., Class A*@	14,462	174,267
FirstCash, Inc.	13,459	1,209,291
Green Dot Corp., Class A*	12,631	926,989
LendingClub Corp.*@	41,757	158,259
Navient Corp.	25,118	327,288
Nelnet, Inc., Class A	9,709	567,103
OneMain Holdings, Inc.*	8,524	283,764
PRA Group, Inc.*@	12,540	483,417
Regional Management Corp.*	3,472	121,590
SLM Corp.*	2,461	28,179
World Acceptance Corp.*	3,742	415,399
		5,564,734
Containers & Packaging — 0.4%
AptarGroup, Inc.	2,151	200,860
Berry Plastics Group, Inc.*	3,917	179,947
Crown Holdings, Inc.*	2,845	127,342
Graphic Packaging Holding Co.	6,187	89,773
Greif, Inc., Class B	1,193	68,717
Greif, Inc., Class A	5,187	274,341
Myers Industries, Inc.	11,631	223,315
Sealed Air Corp.	4,298	182,450
Silgan Holdings, Inc.	16,218	435,129
UFP Technologies, Inc.*	913	28,166
		1,810,040
Distributors — 0.2%
Core-Mark Holding Co., Inc.	11,498	261,005
Pool Corp.	2,619	396,778
Weyco Group, Inc.	1,489	54,200
		711,983
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.*	15,103	726,454
American Public Education, Inc.*	6,643	279,670
Ascent Capital Group, Inc., Class A*	5,125	14,401
Bridgepoint Education, Inc.*	3,315	21,647
Bright Horizons Family Solutions, Inc.*	2,527	259,068
Cambium Learning Group, Inc.*	2,973	33,149
Capella Education Co.	2,356	232,537
Career Education Corp.*	24,321	393,271
Carriage Services, Inc.	5,101	125,230
Collectors Universe, Inc.	1,790	26,385
Graham Holdings Co., Class B	523	306,530
Grand Canyon Education, Inc.*	8,480	946,453
H&R Block, Inc.	5,826	132,716
Houghton Mifflin Harcourt Co.*	14,959	114,436
K12, Inc.*	10,696	175,094
Regis Corp.*	11,780	194,841
Service Corp. International	4,000	143,160
ServiceMaster Global Holdings, Inc.*	5,420	322,327
Sotheby’s*	14,093	765,814
Strayer Education, Inc.	3,342	377,679
Universal Technical Institute, Inc.*	5,900	18,585
Weight Watchers International, Inc.*	6,398	646,838
		6,256,285
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,856	24,648
Cannae Holdings, Inc.*	4,237	78,596
Marlin Business Services Corp.	4,578	136,653
On Deck Capital, Inc.*	14,292	100,044
		339,941
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc.*	2,448	4,333
ATN International, Inc.	3,600	189,972
Cincinnati Bell, Inc.*	6,558	102,961
Cogent Communications Holdings, Inc.	11,951	638,184
Consolidated Communications Holdings, Inc.@	8,637	106,753
Hawaiian Telcom Holdco, Inc.*	187	5,408
IDT Corp., Class B*	6,820	38,328
Intelsat SA*	9,952	165,800
Orbcomm, Inc.*	17,501	176,760
Vonage Holdings Corp.*	52,898	681,855
		2,110,354

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities — 1.0%
Allete, Inc.	12,640	$978,462
El Paso Electric Co.	11,005	650,396
Evergy, Inc.	2,789	156,602
Genie Energy Ltd., Class B	4,900	24,304
Hawaiian Electric Industries, Inc.	8,115	278,345
IDACORP, Inc.	3,214	296,459
MGE Energy, Inc.	7,437	468,903
OGE Energy Corp.	4,121	145,100
Otter Tail Corp.	8,433	401,411
PNM Resources, Inc.	21,371	831,332
Portland General Electric Co.	6,399	273,621
Spark Energy, Inc., Class A@	2,000	19,500
		4,524,435
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	3,705	177,395
Atkore International Group, Inc.*	14,665	304,592
AZZ, Inc.	7,657	332,697
Babcock & Wilcox Enterprises, Inc.*@	40,918	97,385
Encore Wire Corp.	5,600	265,720
EnerSys	12,221	912,175
Espey Manufacturing & Electronics Corp.	565	15,160
Generac Holdings, Inc.*	15,486	801,091
Hubbell, Inc.	521	55,091
LSI Industries, Inc.	3,137	16,752
Powell Industries, Inc.	3,321	115,670
Preformed Line Products Co.	1,398	124,114
Regal Beloit Corp.	6,159	503,806
Sunrun, Inc.*@	8,165	107,370
Thermon Group Holdings, Inc.*	7,945	181,702
TPI Composites, Inc.*	564	16,491
Ultralife Corp.*	3,600	34,560
Vicor Corp.*	7,156	311,644
		4,373,415
Electronic Equipment, Instruments & Components — 3.2%
Anixter International, Inc.*	12,609	798,150
Arrow Electronics, Inc.*	623	46,899
Avnet, Inc.	4,523	193,992
AVX Corp.	15,493	242,775
Badger Meter, Inc.	8,072	360,818
Bel Fuse, Inc., Class B	3,168	66,211
Belden, Inc.@	10,515	642,677
Benchmark Electronics, Inc.	7,901	230,314
Coherent, Inc.*	520	81,338
Control4 Corp.*	5,091	123,762
CTS Corp.	9,329	335,844
Daktronics, Inc.	16,961	144,338
Data I/O Corp.*	4,458	28,308
Electro Scientific Industries, Inc.*@	9,034	142,466
ePlus, Inc.*	2,400	225,840
Fabrinet*	9,194	339,167
FARO Technologies, Inc.*	4,728	256,967
Frequency Electronics, Inc.*	1,400	11,284
IEC Electronics Corp.*	800	4,664
II-VI, Inc.*	15,632	679,210
Insight Enterprises, Inc.*	9,272	453,679
Itron, Inc.*	9,844	591,132
Kemet Corp.*	14,541	351,165
Key Tronic Corp.*	1,700	12,886
Kimball Electronics, Inc.*	5,879	107,586
Knowles Corp.*	11,920	182,376
LightPath Technologies, Inc., Class A*@	4,009	9,221
Littelfuse, Inc.	4,934	1,125,840
Maxwell Technologies, Inc.*@	7,005	36,426
Mesa Laboratories, Inc.	965	203,692
Methode Electronics, Inc.	9,109	367,093
MTS Systems Corp.	3,800	200,070
NAPCO Security Technologies, Inc.*	4,850	71,053
National Instruments Corp.	5,262	220,899
Novanta, Inc.*	4,922	306,641
OSI Systems, Inc.*	5,346	413,406
PAR Technology Corp.*	3,000	53,040
Park Electrochemical Corp.	6,063	140,601
PC Connection, Inc.	6,200	205,840
PCM, Inc.*	5,438	82,386
Perceptron, Inc.*	1,100	11,605
Plexus Corp.*	9,156	545,148
Richardson Electronics Ltd.	2,700	26,298
Rogers Corp.*	3,742	417,083
Sanmina Corp.*	18,814	551,250
Scansource, Inc.*	6,290	253,487
SYNNEX Corp.	695	67,075
Tech Data Corp.*	4,480	367,898
TTM Technologies, Inc.*	20,635	363,795
VeriFone Systems, Inc.*	15,616	356,357
Vishay Intertechnology, Inc.	34,292	795,574
Vishay Precision Group, Inc.*	4,187	159,734
Wayside Technology Group, Inc.	315	4,426
Zebra Technologies Corp., Class A*	1,204	172,473
		14,182,259
Energy Equipment & Services — 1.6%
Archrock, Inc.	21,713	260,556
Basic Energy Services, Inc.*	3,202	35,574
Bristow Group, Inc.@	4,322	60,983
CARBO Ceramics, Inc.*	4,505	41,311
Core Laboratories NV@	2,189	276,274
Dawson Geophysical Co.*	2,775	21,922
Diamond Offshore Drilling, Inc.*@	20,830	434,514
Dril-Quip, Inc.*	9,369	481,567
Ensco PLC@	47,451	344,494
Era Group, Inc.*	8,463	109,596
Exterran Corp.*	10,006	250,550
Forum Energy Technologies, Inc.*	13,194	162,946
Frank’s International NV@	12,111	94,466
Geospace Technologies Corp.*	1,646	23,143
Gulf Island Fabrication, Inc.	1,823	16,407
Helix Energy Solutions Group, Inc.*	17,953	149,548
Hornbeck Offshore Services, Inc.*	9,178	36,345
ION Geophysical Corp.*	1,706	41,456
Matrix Service Co.*	8,076	148,195
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
McDermott International, Inc.*@	19,039	$374,116
Mitcham Industries, Inc.*	2,601	10,456
Nabors Industries Ltd.	50,859	326,006
Natural Gas Services Group, Inc.*	3,685	86,966
Newpark Resources, Inc.*	25,686	278,693
Noble Corp. PLC*@	29,917	189,375
Oceaneering International, Inc.	19,653	500,365
Oil States International, Inc.*	7,268	233,303
Patterson-UTI Energy, Inc.	599	10,782
PHI, Inc.*	2,300	23,391
Pioneer Energy Services Corp.*	29,293	171,364
RigNet, Inc.*	2,347	24,174
Rowan Cos. PLC, Class A*	21,417	347,384
SEACOR Holdings, Inc.*	5,019	287,438
SEACOR Marine Holdings, Inc.*	5,046	116,512
Superior Energy Services, Inc.*	18,698	182,118
Tetra Technologies, Inc.*	15,222	67,738
Transocean Ltd.*@	46,000	618,240
U.S. Silica Holdings, Inc.@	13,442	345,325
Unit Corp.*	6,551	167,444
		7,351,037
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	8,013	274,045
Chefs’ Warehouse Inc. (The)*@	7,751	220,904
Ingles Markets, Inc., Class A	2,846	90,503
Natural Grocers by Vitamin Cottage, Inc.*	2,710	34,525
Performance Food Group Co.*	1,300	47,710
PriceSmart, Inc.	7,615	689,157
Smart & Final Stores, Inc.*	6,519	36,180
SpartanNash Co.	9,360	238,867
Sprouts Farmers Market, Inc.*	8,100	178,767
SUPERVALU, Inc.*@	4,655	95,521
United Natural Foods, Inc.*	8,554	364,914
Village Super Market, Inc., Class A	2,388	70,350
Weis Markets, Inc.	6,390	340,843
		2,682,286
Food Products — 1.4%
B&G Foods, Inc.@	24,646	736,915
Cal-Maine Foods, Inc.*	10,494	481,150
Calavo Growers, Inc.@	5,041	484,692
Coffee Holding Co., Inc.*	600	3,240
Darling Ingredients, Inc.*	37,935	754,148
Dean Foods Co.	11,073	116,377
Farmer Bros. Co.*	4,956	151,406
Fresh Del Monte Produce, Inc.	15,520	691,416
Hostess Brands, Inc.*	4,664	63,430
J&J Snack Foods Corp.	4,900	747,103
John B. Sanfilippo & Son, Inc.	2,650	197,293
Lancaster Colony Corp.	5,159	714,109
Landec Corp.*	9,074	135,203
Lifeway Foods, Inc.*	3,800	19,114
Limoneira Co.	2,072	50,992
Post Holdings, Inc.*@	1,100	94,622
Rocky Mountain Chocolate Factory, Inc.	1,260	14,414
Sanderson Farms, Inc.	6,194	651,299
Seneca Foods Corp., Class A*	2,138	57,726
Tootsie Roll Industries, Inc.@	8,207	253,186
TreeHouse Foods, Inc.*	225	11,815
		6,429,650
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	3,064	244,967
National Fuel Gas Co.	2,585	136,902
New Jersey Resources Corp.	19,713	882,157
Northwest Natural Gas Co.	6,553	418,081
ONE Gas, Inc.	9,334	697,623
RGC Resources, Inc.	600	17,508
South Jersey Industries, Inc.@	17,084	571,801
Southwest Gas Corp.	4,554	347,334
Spire, Inc.	11,344	801,454
WGL Holdings, Inc.	12,415	1,101,831
		5,219,658
Health Care Equipment & Supplies — 3.6%
Abaxis, Inc.	9,248	767,676
Accuray, Inc.*@	14,711	60,315
Angiodynamics, Inc.*	8,960	199,270
Anika Therapeutics, Inc.*	5,106	163,392
Apollo Endosurgery, Inc.*@	1,905	13,297
Atrion Corp.	599	359,041
Avanos Medical, Inc.*	9,638	551,776
Cantel Medical Corp.	10,310	1,014,092
Conmed Corp.	7,150	523,380
CryoLife, Inc.*	15,417	429,363
Cutera, Inc.*	3,187	128,436
DexCom, Inc.*	4,670	443,557
Electromed, Inc.*	2,929	15,875
FONAR Corp.*	2,792	74,128
Globus Medical, Inc., Class A*	18,325	924,679
Haemonetics Corp.*	12,126	1,087,460
Heska Corp.*	1,387	143,957
ICU Medical, Inc.*	3,065	900,037
Inogen, Inc.*	3,628	676,005
Insulet Corp.*	2,127	182,284
Integer Holdings Corp.*	7,181	464,252
Integra LifeSciences Holdings Corp.*	16,147	1,040,028
IntriCon Corp.*	1,000	40,300
Invacare Corp.@	12,579	233,969
Iridex Corp.*	671	4,549
Lantheus Holdings, Inc.*	10,055	146,300
LeMaitre Vascular, Inc.	7,298	244,337
LivaNova PLC*	5,780	576,960
Masimo Corp.*	3,574	349,001
Meridian Bioscience, Inc.	15,309	243,413
Merit Medical Systems, Inc.*	11,860	607,232
Misonix, Inc.*	2,200	27,280
Natus Medical, Inc.*	8,702	300,219
Neogen Corp.*	7,090	568,547
NuVasive, Inc.*	9,715	506,346
Nuvectra Corp.*	5,996	123,098

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
OraSure Technologies, Inc.*	17,474	$287,797
Orthofix International NV*	3,915	222,450
Penumbra, Inc.*	568	78,469
Quidel Corp.*	7,203	479,000
RTI Surgical, Inc.*	15,534	71,456
SeaSpine Holdings Corp.*	2,964	37,406
SurModics, Inc.*	4,940	272,688
Utah Medical Products, Inc.	831	91,535
Varex Imaging Corp.*	2,200	81,598
West Pharmaceutical Services, Inc.	1,000	99,290
		15,855,540
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.*@	4,406	180,249
Addus HomeCare Corp.*	4,394	251,557
Amedisys, Inc.*	13,387	1,144,053
American Renal Associates Holdings, Inc.*	3,424	53,997
AMN Healthcare Services, Inc.*	12,615	739,239
BioScrip, Inc.*@	9,341	27,369
BioTelemetry, Inc.*	9,637	433,665
Brookdale Senior Living, Inc.*	15,683	142,558
Capital Senior Living Corp.*	10,327	110,189
Chemed Corp.	4,206	1,353,533
Civitas Solutions, Inc.*	2,842	46,609
Corvel Corp.*	5,100	275,400
Cross Country Healthcare, Inc.*	10,203	114,784
CynergisTek, Inc.*@	2,905	11,446
Digirad Corp.	2,100	3,255
Diplomat Pharmacy, Inc.*	7,290	186,332
Ensign Group, Inc. (The)	12,996	465,517
HealthEquity, Inc.*	7,664	575,566
Kindred Healthcare, Inc.*	20,494	184,446
LHC Group, Inc.*	7,449	637,560
LifePoint Health, Inc.*	11,178	545,486
Magellan Health, Inc.*	7,580	727,301
Medcath Corp.*§~	3,122	—
MEDNAX, Inc.*	1,642	71,066
Molina Healthcare, Inc.*	2,071	202,834
National Healthcare Corp.	3,000	211,140
National Research Corp., Class A	5,162	193,059
Owens & Minor, Inc.	7,490	125,158
Patterson Cos., Inc.	6,194	140,418
Providence Service Corp. (The)*	4,498	353,318
Psychemedics Corp.	2,439	46,926
Quorum Health Corp.*	13,455	67,275
R1 RCM, Inc.*	12,119	105,193
RadNet, Inc.*	14,650	219,750
Select Medical Holdings Corp.*	33,903	615,339
Surgery Partners, Inc.*	1,077	16,047
Tenet Healthcare Corp.*	16,691	560,317
Tivity Health, Inc.*@	9,735	342,672
Triple-S Management Corp., Class B*	5,369	209,713
U.S. Physical Therapy, Inc.	2,650	254,400
		11,944,736
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	65,732	788,784
athenahealth, Inc.*	1,140	181,420
Computer Programs & Systems, Inc.	2,670	87,843
Cotiviti Holdings, Inc.*	1,600	70,608
Evolent Health, Inc., Class A*@	3,026	63,697
HealthStream, Inc.	7,364	201,111
HMS Holdings Corp.*	20,254	437,891
Medidata Solutions, Inc.*	1,212	97,639
Omnicell, Inc.*	8,824	462,819
Quality Systems, Inc.*	14,776	288,132
Simulations Plus, Inc.	3,432	76,362
		2,756,306
Hotels, Restaurants & Leisure — 3.6%
BBX Capital Corp.	2,088	18,855
Belmond Ltd., Class A*	24,303	270,978
Biglari Holdings, Inc., Class A*	7	6,650
Biglari Holdings, Inc., Class B*	74	13,578
BJ’s Restaurants, Inc.	7,002	420,120
Bloomin’ Brands, Inc.	29,474	592,427
Bojangles’, Inc.*	3,962	57,053
Brinker International, Inc.@	14,448	687,725
Carrols Restaurant Group, Inc.*	12,779	189,768
Cheesecake Factory, Inc. (The)@	14,048	773,483
Choice Hotels International, Inc.	10,908	824,645
Churchill Downs, Inc.@	1,439	426,663
Chuy’s Holdings, Inc.*	5,251	161,206
Cracker Barrel Old Country Store, Inc.@	3,034	473,941
Dave & Buster’s Entertainment, Inc.*	8,459	402,648
Del Frisco’s Restaurant Group, Inc.*	2,470	31,122
Del Taco Restaurants, Inc.*	11,150	158,107
Denny’s Corp.*	20,830	331,822
DineEquity, Inc.@	3,175	237,490
Dover Motorsports, Inc.	4,000	9,000
Drive Shack, Inc.*	17,393	134,274
Dunkin’ Brands Group, Inc.@	5,347	369,317
El Pollo Loco Holdings, Inc.*	4,284	48,838
Eldorado Resorts, Inc.*@	7,498	293,172
Extended Stay America, Inc.	8,000	172,880
Famous Dave’s of America, Inc.*	2,602	17,564
Fiesta Restaurant Group, Inc.*	8,023	230,260
Habit Restaurants, Inc. (The), Class A*	2,386	23,860
Hilton Grand Vacations, Inc.*	559	19,397
ILG, Inc.	23,589	779,145
Jack in the Box, Inc.	8,843	752,716
Lindblad Expeditions Holdings, Inc.*	9,143	121,145
Luby’s, Inc.*	7,260	18,803
Marriott Vacations Worldwide Corp.@	8,070	911,587
Monarch Casino & Resort, Inc.*	1,490	65,634
Nathan’s Famous, Inc.	1,394	131,175
Papa John’s International, Inc.@	12,036	610,466
Papa Murphy’s Holdings, Inc.*@	672	3,730
Penn National Gaming, Inc.*	8,352	280,544
Pinnacle Entertainment, Inc.*	8,372	282,388
Planet Fitness, Inc. Class A*	14,937	656,332
Playa Hotels & Resorts NV*	1,000	10,800

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Potbelly Corp.*	6,131	$79,396
RCI Hospitality Holdings, Inc.	2,209	69,915
Red Lion Hotels Corp.*	7,375	85,919
Red Robin Gourmet Burgers, Inc.*@	4,318	201,219
Ruth’s Hospitality Group, Inc.	10,142	284,483
Scientific Games Corp., Class A*	900	44,235
SeaWorld Entertainment, Inc.*	3,757	81,978
Shake Shack, Inc., Class A*	2,567	169,884
Six Flags Entertainment Corp.@	2,932	205,387
Sonic Corp.@	13,946	480,021
Speedway Motorsports, Inc.	4,469	77,582
Texas Roadhouse, Inc.	19,524	1,279,017
Town Sports International Holdings, Inc.*	8,000	116,400
Wendy’s Co. (The)	49,718	854,155
Wingstop, Inc.	2,302	119,980
		16,170,879
Household Durables — 1.8%
AV Homes, Inc.*@	4,112	87,997
Bassett Furniture Industries, Inc.	2,600	71,630
Beazer Homes USA, Inc.*	1,643	24,234
Cavco Industries, Inc.*	2,107	437,519
Century Communities, Inc.*	5,284	166,710
CSS Industries, Inc.	2,100	35,490
Dixie Group, Inc. (The)*	1,200	2,760
Ethan Allen Interiors, Inc.	8,443	206,853
Flexsteel Industries, Inc.	1,493	59,571
Green Brick Partners, Inc.*	4,024	39,435
Hamilton Beach Brands Holding Co., Class A	2,000	58,100
Helen of Troy Ltd.*	7,429	731,385
Hooker Furniture Corp.	2,500	117,250
Installed Building Products, Inc.*	6,010	339,865
iRobot Corp.*@	6,627	502,128
KB Home	22,962	625,485
La-Z-Boy, Inc.	12,996	397,678
Leggett & Platt, Inc.	1,783	79,593
Libbey, Inc.	7,340	59,674
Lifetime Brands, Inc.	3,200	40,480
M.D.C. Holdings, Inc.	13,406	412,503
M/I Homes, Inc.*	5,641	149,374
Meritage Homes Corp.*	10,314	453,300
New Home Co., Inc. (The)*	3,433	34,227
Orleans Homebuilders, Inc.@§~	4,953	—
Pico Holdings, Inc.*	2,830	32,969
Skyline Champion Corp.@	2,906	101,826
Taylor Morrison Home Corp., Class A*	9,818	204,018
Tempur Sealy International, Inc.*@	6,494	312,037
Toll Brothers, Inc.	7,458	275,871
TopBuild Corp.*	4,720	369,765
TRI Pointe Group, Inc.*	35,203	575,921
Tupperware Brands Corp.	11,712	483,003
Universal Electronics, Inc.*	3,832	126,648
William Lyon Homes, Class A*	5,111	118,575
ZAGG, Inc.*	6,699	115,893
		7,849,767
Household Products — 0.5%
Central Garden & Pet Co.*	3,317	144,223
Central Garden & Pet Co., Class A*	7,899	319,672
Energizer Holdings, Inc.@	11,460	721,522
HRG Group, Inc.*	23,417	306,529
Orchids Paper Products Co.*	2,619	10,424
WD-40 Co.@	4,702	687,667
		2,190,037
Independent Power Producers & Energy Traders — 0.3%
AES Corp.	2,079	27,879
Atlantica Yield PLC	1,800	36,324
NRG Yield, Inc., Class A	6,260	106,733
NRG Yield, Inc., Class C	11,658	200,518
Ormat Technologies, Inc.	8,775	466,742
Pattern Energy Group, Inc.@	11,892	222,975
TerraForm Power, Inc., Class A	1,900	22,230
Vistra Energy Corp.*	1,882	44,528
		1,127,929
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	1,200	129,972
Raven Industries, Inc.	9,755	375,080
		505,052
Insurance — 3.8%
Ambac Financial Group, Inc.*^^	10,842	215,214
American Equity Investment Life Holding Co.	24,199	871,164
American National Insurance Co.	1,527	182,614
AMERISAFE, Inc.	6,879	397,262
AmTrust Financial Services, Inc.	13,360	194,655
Argo Group International Holdings Ltd.	10,649	619,239
Aspen Insurance Holdings Ltd.	18,484	752,299
Assured Guaranty Ltd.	1,286	45,949
Atlas Financial Holdings, Inc.*	1,218	10,658
Axis Capital Holdings Ltd.	978	54,396
Baldwin & Lyons, Inc., Class B	1,818	44,359
Brighthouse Financial, Inc.*	2,000	80,140
Citizens, Inc.*@	11,958	93,153
CNO Financial Group, Inc.	45,733	870,756
Crawford & Co., Class B	4,945	42,774
Crawford & Co., Class A	10,528	90,646
Donegal Group, Inc., Class A	5,984	81,442
eHealth, Inc.*	4,939	109,152
EMC Insurance Group, Inc.	5,700	158,346
Employers Holdings, Inc.	8,660	348,132
Enstar Group Ltd.*	1,353	280,477
Erie Indemnity Co., Class A	856	100,375
FBL Financial Group, Inc., Class A	6,600	519,750
FedNat Holding Co.	4,368	100,770
First Acceptance Corp.*	9,380	10,693
First American Financial Corp.	4,800	248,256
Genworth Financial, Inc., Class A*	14,918	67,131
Global Indemnity Ltd.	3,524	137,366
Greenlight Capital Re Ltd., Class A*	9,364	132,969
Hallmark Financial Services, Inc.*	5,700	56,886

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Hanover Insurance Group, Inc. (The)	1,341	$160,330
HCI Group, Inc.	3,024	125,708
Health Insurance Innovations, Inc., Class A*	1,669	53,992
Heritage Insurance Holdings, Inc.@	3,869	64,496
Horace Mann Educators Corp.	10,778	480,699
Independence Holding Co.	3,520	117,040
Infinity Property & Casualty Corp.	3,270	465,484
Investors Title Co.	393	72,571
James River Group Holdings Ltd.	829	32,571
Kemper Corp.	15,116	1,143,525
Kingstone Cos, Inc.	2,759	46,627
Kinsale Capital Group, Inc.	400	21,944
Maiden Holdings Ltd.	18,753	145,336
MBIA, Inc.*@	29,495	266,635
Mercury General Corp.	12,090	550,820
National General Holdings Corp.	17,357	457,010
Navigators Group, Inc. (The)	7,200	410,400
Old Republic International Corp.	12,968	258,193
Primerica, Inc.	10,078	1,003,769
ProAssurance Corp.	11,624	412,071
RenaissanceRe Holdings Ltd.	1,402	168,689
RLI Corp.	13,400	886,946
Safety Insurance Group, Inc.	3,996	341,258
Selective Insurance Group, Inc.	13,673	752,015
State Auto Financial Corp.	9,900	296,109
Stewart Information Services Corp.	5,055	217,719
Third Point Reinsurance Ltd.*	655	8,188
Unico American Corp.*	1,700	13,430
United Fire Group, Inc.	6,100	332,511
United Insurance Holdings Corp.@	9,819	192,256
Universal Insurance Holdings, Inc.	12,620	442,962
Validus Holdings Ltd.	2,213	149,599
White Mountains Insurance Group Ltd.	28	25,385
WMIH Corp.*@	2,492	3,339
		17,036,650
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	13,623	170,969
FTD Cos., Inc.*	7,083	32,865
Gaia, Inc.*	1,407	28,492
Groupon, Inc.*@	8,500	36,550
Liberty Expedia Holdings, Inc., Class A*	1,750	76,895
Liberty TripAdvisor Holdings, Inc., Class A*	3,488	56,157
NutriSystem, Inc.	7,768	299,068
Overstock.com, Inc.*@	4,366	146,916
PetMed Express, Inc.@	6,065	267,163
Shutterfly, Inc.*	10,368	933,431
TripAdvisor, Inc.*@	2,162	120,445
		2,168,951
Internet Software & Services — 1.2%
2U, Inc.*	2,835	236,893
ANGI Homeservices, Inc., Class A*@	2,836	43,618
Appfolio, Inc., Class A*	4,708	287,894
Blucora, Inc.*	10,400	384,800
Carbonite, Inc.*	7,780	271,522
DHI Group, Inc.*	8,881	20,870
eGain Corp.*	6,644	100,324
Endurance International Group Holdings, Inc.*	1,300	12,935
Envestnet, Inc.*	1,760	96,712
Etsy, Inc.*	3,246	136,949
GTT Communications, Inc.*@	7,000	315,000
Internap Corp.*@	3,747	39,044
j2 Global, Inc.	3,394	293,954
Limelight Networks, Inc.*	35,094	156,870
Liquidity Services, Inc.*	11,034	72,273
LogMeIn, Inc.	261	26,948
Meet Group, Inc. (The)*	26,238	117,546
New Relic, Inc.*	2,806	282,256
NIC, Inc.	16,603	258,177
Nutanix, Inc., Class A*	659	33,985
Okta, Inc.*@	2,800	141,036
QuinStreet, Inc.*	5,714	72,568
Reis, Inc.	2,969	64,724
Shutterstock, Inc.*	4,226	200,566
Stamps.com, Inc.*	2,543	643,506
TechTarget, Inc.*	4,551	129,248
Travelzoo, Inc.*	2,482	42,442
Twilio, Inc., Class A*	1,450	81,229
Web.com Group, Inc.*	14,150	365,778
XO Group, Inc.*	6,998	223,936
Yelp, Inc.*	812	31,814
		5,185,417
IT Services — 1.9%
Acxiom Corp.*	28,195	844,440
Booz Allen Hamilton Holding Corp.	8,116	354,913
CACI International, Inc., Class A*	6,111	1,030,009
Cardtronics PLC, Class A*	5,567	134,610
Cass Information Systems, Inc.	3,034	208,800
Computer Task Group, Inc.*	4,027	31,169
Conduent, Inc.*	2,319	42,136
Convergys Corp.	23,323	570,014
CoreLogic, Inc.*	4,731	245,539
CSG Systems International, Inc.	9,625	393,374
Edgewater Technology, Inc.*	2,300	12,466
EPAM Systems, Inc.*	2,126	264,326
Euronet Worldwide, Inc.*	1,100	92,147
Everi Holdings, Inc.*	4,400	31,680
ExlService Holdings, Inc.*	9,262	524,322
Hackett Group, Inc. (The)	7,235	116,266
Luxoft Holding, Inc.*	600	22,110
Mantech International Corp., Class A	5,860	314,330
MoneyGram International, Inc.*	6,731	45,030
Perficient, Inc.*	9,692	255,578
PFSweb, Inc.*	6,940	67,457
PRGX Global, Inc.*	4,649	45,095

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Sabre Corp.	7,908	$194,853
Science Applications
International Corp.	11,148	902,208
ServiceSource International, Inc.*	10,651	41,965
Steel Connect, Inc.*	6,850	14,796
SYKES Enterprises, Inc.*	11,744	337,992
Syntel, Inc.*	3,554	114,048
Teradata Corp.*	3,316	133,137
Travelport Worldwide Ltd.	21,337	395,588
TTEC Holdings, Inc.	11,596	400,642
Virtusa Corp.*	8,976	436,952
		8,617,992
Leisure Equipment & Products — 0.5%
American Outdoor Brands Corp.*	11,555	139,007
Brunswick Corp.	1,501	96,785
Callaway Golf Co.	21,022	398,787
Clarus Corp.*	1,900	15,675
Escalade, Inc.	1,950	27,495
Jakks Pacific, Inc.*	5,129	16,797
Johnson Outdoors, Inc., Class A	1,000	84,530
Malibu Boats, Inc., Class A*	4,760	199,634
Marine Products Corp.	4,652	82,713
Mattel, Inc.@	10,801	177,352
MCBC Holdings, Inc.*	2,852	82,565
Nautilus, Inc.*	10,601	166,436
Polaris Industries, Inc.	1,300	158,834
Sturm Ruger & Co., Inc.	5,480	306,880
Vista Outdoor, Inc.*	4,965	76,908
		2,030,398
Life Sciences Tools & Services — 0.3%
Bio-Techne Corp.	815	120,580
Bruker Corp.	2,743	79,657
Cambrex Corp.*	7,454	389,844
Enzo Biochem, Inc.*	17,038	88,427
Harvard Bioscience, Inc.*	10,123	54,158
Luminex Corp.	10,896	321,759
NeoGenomics, Inc.*@	4,184	54,852
PRA Health Sciences, Inc.*	1,931	180,278
Syneos Health, Inc.*	310	14,539
		1,304,094
Machinery — 5.2%
Actuant Corp., Class A	17,446	512,040
AGCO Corp.	2,451	148,825
Alamo Group, Inc.	4,027	363,880
Albany International Corp., Class A	10,203	613,710
Allison Transmission Holdings, Inc.	6,606	267,477
Altra Industrial Motion Corp.	10,980	473,238
American Railcar Industries, Inc.	5,900	232,932
Astec Industries, Inc.	6,986	417,763
Barnes Group, Inc.	13,891	818,180
Blue Bird Corp.*@	2,811	62,826
Briggs & Stratton Corp.	11,874	209,101
Chart Industries, Inc.*	6,711	413,934
CIRCOR International, Inc.	4,836	178,739
Columbus McKinnon Corp.	5,051	219,011
Commercial Vehicle Group, Inc.*	3,758	27,584
Crane Co.	1,462	117,150
DMC Global, Inc.	3,484	156,432
Donaldson Co., Inc.	5,841	263,546
Douglas Dynamics, Inc.	6,768	324,864
Eastern Co. (The)	1,272	35,680
EnPro Industries, Inc.	5,561	388,992
ESCO Technologies, Inc.	5,761	332,410
Federal Signal Corp.	16,169	376,576
Flowserve Corp.	3,035	122,614
Franklin Electric Co., Inc.	13,269	598,432
FreightCar America, Inc.	1,800	30,222
Gardner Denver Holdings, Inc.*	6,065	178,250
Global Brass & Copper Holdings, Inc.	6,925	217,099
Gorman-Rupp Co. (The)	6,055	211,925
Graham Corp.	2,904	74,952
Greenbrier Cos., Inc. (The)@	6,690	352,898
Harsco Corp.*	19,401	428,762
Hillenbrand, Inc.	18,458	870,295
Hurco Cos., Inc.	1,000	44,750
Hyster-Yale Materials Handling, Inc.	2,000	128,500
ITT, Inc.	4,948	258,632
John Bean Technologies Corp.	8,769	779,564
Kadant, Inc.	3,400	326,910
Kennametal, Inc.	14,622	524,930
LB Foster Co., Class A*	3,471	79,659
Lincoln Electric Holdings, Inc.	2,599	228,088
Lindsay Corp.	2,399	232,679
Lydall, Inc.*	3,767	164,430
Manitex International, Inc.*	1,300	16,224
Manitowoc Co., Inc. (The)*	8,164	211,121
Meritor, Inc.*	24,635	506,742
Middleby Corp.*@	529	55,238
Milacron Holdings Corp.*	1,600	30,288
Miller Industries, Inc.	2,958	75,577
Mueller Industries, Inc.	17,150	506,096
Mueller Water Products, Inc., Class A	41,506	486,450
Navistar International Corp.*	6,372	259,468
NN, Inc.	7,482	141,410
Omega Flex, Inc.	1,525	120,643
Park-Ohio Holdings Corp.	3,551	132,452
Perma-Pipe International
Holdings, Inc.*	1,900	17,765
Proto Labs, Inc.*	5,527	657,437
RBC Bearings, Inc.*	5,604	721,851
Rexnord Corp.*	24,475	711,243
Spartan Motors, Inc.	10,808	163,201
SPX Corp.*	6,967	244,193
SPX FLOW, Inc.*	6,533	285,949
Standex International Corp.	3,825	390,915
Sun Hydraulics Corp.	6,200	298,778
Tennant Co.	4,939	390,181
Terex Corp.	11,454	483,244
Timken Co. (The)	11,431	497,820
Titan International, Inc.	17,688	189,792
Toro Co. (The)	4,255	256,364

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Trimas Corp.*	12,810	$376,614
Trinity Industries, Inc.	5,561	190,520
Twin Disc, Inc.*	4,162	103,301
Wabash National Corp.	20,517	382,847
WABCO Holdings, Inc.*	509	59,563
Watts Water Technologies, Inc.,
Class A	7,800	611,520
Welbilt, Inc.*	32,658	728,600
Xerium Technologies, Inc.*	2,113	27,976
		23,139,864
Marine — 0.2%
Costamare, Inc.	5,728	45,710
Eagle Bulk Shipping, Inc.*	3,052	16,603
Kirby Corp.*	4,949	413,736
Matson, Inc.	10,731	411,856
Scorpio Bulkers, Inc.	4,203	29,841
		917,746
Media — 1.6%
AH Belo Corp., Class A	3,878	18,227
AMC Entertainment Holdings, Inc.,
Class A	6,707	106,641
AMC Networks, Inc., Class A*@	4,654	289,479
Ballantyne Strong, Inc.*	3,464	16,800
Beasley Broadcast Group, Inc.,
Class A	1,657	18,558
Central European Media Enterprises
Ltd., Class A*@	4,512	18,725
Cinemark Holdings, Inc.	489	17,154
Clear Channel Outdoor Holdings, Inc.,
Class A	3,398	14,611
Entercom Communications Corp.,
Class A@	4,435	33,484
Entravision Communications Corp.,
Class A	20,577	102,885
EW Scripps Co. (The), Class A	22,625	302,949
Gannett Co., Inc.	19,363	207,184
GCI Liberty, Inc., Class A*	8,984	404,999
Global Eagle Entertainment, Inc.*@	2,123	5,350
Gray Television, Inc.*	15,960	252,168
Hemisphere Media Group, Inc.*	2,950	38,645
IMAX Corp.*	4,817	106,697
John Wiley & Sons, Inc., Class A	10,578	660,067
Lions Gate Entertainment Corp.,
Class A	2,040	50,633
Lions Gate Entertainment Corp.,
Class B	2,830	66,392
Madison Square Garden Co. (The),
Class A*	300	93,057
Marcus Corp. (The)	4,500	146,250
McClatchy Co. (The), Class A*@	73	726
Meredith Corp.@	9,652	492,252
MSG Networks, Inc., Class A*	12,409	297,196
National CineMedia, Inc.	9,576	80,438
New Media Investment Group, Inc.	5,037	93,084
New York Times Co. (The), Class A	39,959	1,034,938
Nexstar Media Group, Inc.@	11,553	847,990
Reading International, Inc., Class A*	4,951	78,968
Saga Communications, Inc., Class A	1,116	42,966
Salem Media Group, Inc., Class A	1,041	5,361
Scholastic Corp.	7,171	317,747
Sinclair Broadcast Group, Inc.,
Class A	17,023	547,289
tronc, Inc.*	4,438	76,689
Urban One, Inc.*@	6,700	14,070
World Wrestling Entertainment, Inc.,
Class A@	625	45,513
		6,946,182
Metals & Mining — 1.5%
AK Steel Holding Corp.*@	41,100	178,374
Allegheny Technologies, Inc.*@	21,731	545,883
Ampco-Pittsburgh Corp.*	1,498	15,355
Carpenter Technology Corp.	9,739	511,979
Century Aluminum Co.*	20,953	330,010
Cleveland-Cliffs, Inc.*@	42,686	359,843
Coeur Mining, Inc.*	19,749	150,092
Commercial Metals Co.	31,042	655,297
Compass Minerals International, Inc.@	7,742	509,036
Ferroglobe PLC	20,848	178,667
Ferroglobe Representation & Warranty
Insurance Trust§~	24,025	—
Friedman Industries, Inc.	700	5,670
Gold Resource Corp.	16,351	107,753
Haynes International, Inc.	1,520	55,845
Hecla Mining Co.	48,568	169,017
Kaiser Aluminum Corp.	4,533	471,931
Materion Corp.	5,300	286,995
McEwen Mining, Inc.*@	21,736	44,994
Olympic Steel, Inc.	1,900	38,779
Reliance Steel & Aluminum Co.	3,499	306,302
Royal Gold, Inc.	700	64,988
Ryerson Holding Corp.*	6,828	76,132
Schnitzer Steel Industries, Inc.,
Class A	8,719	293,830
SunCoke Energy, Inc.*	18,141	243,089
TimkenSteel Corp.*@	12,411	202,920
United States Steel Corp.@	4,229	146,958
Universal Stainless & Alloy
Products, Inc.*	1,092	25,848
Worthington Industries, Inc.	17,054	715,756
		6,691,343
Multi-Utilities — 0.7%
Avista Corp.	25,390	1,337,037
Black Hills Corp.@	10,799	661,007
MDU Resources Group, Inc.	4,907	140,733
NorthWestern Corp.	11,897	681,103
Unitil Corp.	4,584	233,967
Vectren Corp.	728	52,016
		3,105,863

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.3%
Big Lots, Inc.	14,777	$617,383
Dillard’s, Inc., Class A@	1,249	118,031
J.C. Penney Co., Inc.*@	37,504	87,759
Ollie’s Bargain Outlet Holdings, Inc.*	4,252	308,270
Tuesday Morning Corp.*@	9,803	29,899
		1,161,342
Oil, Gas & Consumable Fuels — 3.4%
Abraxas Petroleum Corp.*	28,096	81,197
Adams Resources & Energy, Inc.	900	38,700
Antero Resources Corp.*	12,142	259,232
Approach Resources, Inc.*@	1,249	3,048
Arch Coal, Inc., Class A	6,358	498,658
Ardmore Shipping Corp.*	1,612	13,218
Bonanza Creek Energy, Inc.*	1,752	66,348
California Resources Corp.*@	1,945	88,381
Callon Petroleum Co.*@	31,063	333,617
Carrizo Oil & Gas, Inc.*	559	15,568
Centennial Resource Development,
Inc., Class A*@	4,197	75,798
Cheniere Energy Partners LP
Holdings LLC	500	15,725
Chesapeake Energy Corp.*@	12,133	63,577
Clean Energy Fuels Corp.*	22,203	81,929
Cloud Peak Energy, Inc.*	9,186	32,059
CNX Resources Corp.*	19,013	338,051
CONSOL Energy, Inc.*	2,376	91,120
Contango Oil & Gas Co.*	3,109	17,659
CVR Energy, Inc.@	1,556	57,556
Delek US Holdings, Inc.	23,251	1,166,503
Denbury Resources, Inc.*	32,490	156,277
DHT Holdings, Inc.	19,547	91,675
Dorian LPG Ltd.*	8,036	61,395
Earthstone Energy, Inc. Class A*	3,602	31,878
Eclipse Resources Corp.*	9,526	15,242
Energen Corp.*	4,879	355,289
EnLink Midstream LLC	18,577	305,592
EP Energy Corp., Class A*@	9,937	29,811
Evolution Petroleum Corp.	8,084	79,627
Extraction Oil & Gas, Inc.*@	1,577	23,166
GasLog Ltd.	18,166	346,971
Goodrich Petroleum Corp.*	401	4,960
Green Plains, Inc.	9,194	168,250
Gulfport Energy Corp.*	12,179	153,090
Halcon Resources Corp.*@	7,203	31,621
HighPoint Resources Corp.*@	21,993	133,717
International Seaways, Inc.*@	4,383	101,423
Kosmos Energy Ltd.*@	63,708	526,865
Laredo Petroleum, Inc.*@	36,599	352,082
Matador Resources Co.*@	18,366	551,898
Midstates Petroleum Co., Inc.*	579	7,880
Murphy Oil Corp.	6,714	226,732
NACCO Industries, Inc., Class A	1,000	33,750
Newfield Exploration Co.*	8,397	254,009
Oasis Petroleum, Inc.*	38,552	500,019
Overseas Shipholding Group, Inc.,
Class A*	11,837	45,928
Pacific Ethanol, Inc.*	12,792	33,259
Panhandle Oil & Gas, Inc., Class A	5,216	99,626
Par Pacific Holdings, Inc.*	4,135	71,866
PBF Energy, Inc., Class A	23,970	1,005,062
PDC Energy, Inc.*	11,615	702,127
Peabody Energy Corp.	15,042	684,110
Penn Virginia Corp.*@	1,880	159,593
QEP Resources, Inc.*	23,580	289,091
Range Resources Corp.	1,248	20,879
Renewable Energy Group, Inc.*@	11,376	203,062
Resolute Energy Corp.*@	2,115	65,988
Rex American Resources Corp.*	1,575	127,528
Ring Energy, Inc.*	11,864	149,724
Sanchez Energy Corp.*@	9,678	43,745
SandRidge Energy, Inc.*	4,227	74,987
Scorpio Tankers, Inc.@	42,198	118,576
SemGroup Corp., Class A@	9,580	243,332
Ship Finance International Ltd.@	20,026	299,389
SilverBow Resources, Inc.*	1,024	29,573
SM Energy Co.@	13,539	347,817
Southwestern Energy Co.*	85,859	455,053
SRC Energy, Inc.*@	47,630	524,883
Talos Energy, Inc.*	4,465	143,460
Teekay Corp.@	5,035	39,021
Ultra Petroleum Corp.*@	7,738	17,875
W&T Offshore, Inc.*	31,492	225,168
Whiting Petroleum Corp.*	13,670	720,682
World Fuel Services Corp.	6,251	127,583
WPX Energy, Inc.*	3,200	57,696
		15,007,846
Paper & Forest Products — 1.0%
Boise Cascade Co.	9,706	433,858
Clearwater Paper Corp.*	5,623	129,891
Domtar Corp.	13,884	662,822
KapStone Paper & Packaging Corp.	25,673	885,719
Louisiana-Pacific Corp.	32,123	874,388
Mercer International, Inc.	13,909	243,408
Neenah Paper, Inc.	3,300	280,005
P. H. Glatfelter Co.	11,389	223,111
Resolute Forest Products, Inc.*	8,572	88,720
Schweitzer-Mauduit International, Inc.	8,407	367,554
Verso Corp. Class A*	5,404	117,591
		4,307,067
Personal Products — 0.8%
CCA Industries, Inc.*	556	1,612
Edgewell Personal Care Co.*	5,042	254,419
Herbalife Nutriation Ltd.*	1,258	67,580
Inter Parfums, Inc.	10,446	558,861
Medifast, Inc.	5,232	837,957
Natural Alternatives International, Inc.*	1,000	10,150
Natural Health Trends Corp.	1,100	27,522
Natures Sunshine Products, Inc.*	1,700	15,895
Nu Skin Enterprises, Inc., Class A	8,973	701,599
Revlon, Inc., Class A*@	8,005	140,488

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
United-Guardian, Inc.	600	$11,490
USANA Health Sciences, Inc.*	6,574	757,982
		3,385,555
Pharmaceuticals — 0.8%
Adamis Pharmaceuticals Corp.*@	2,905	9,296
Akorn, Inc.*	7,475	124,010
Amneal Pharmaceuticals, Inc.*	16,335	268,057
Amphastar Pharmaceuticals, Inc.*	16,266	248,219
ANI Pharmaceuticals, Inc.*	2,753	183,900
Aratana Therapeutics, Inc.*	16,344	69,462
Catalent, Inc.*	3,187	133,503
Corcept Therapeutics, Inc.*@	6,100	95,892
Cumberland Pharmaceuticals, Inc.*	5,912	36,241
Depomed, Inc.*	7,708	51,412
Endo International PLC*@	13,442	126,758
Horizon Pharma PLC*	8,517	141,042
Innoviva, Inc.*	9,199	126,946
Intra-Cellular Therapies, Inc.*	3,760	66,439
Juniper Pharmaceuticals, Inc.*	1,500	13,050
Lannett Co., Inc.*	4,608	62,669
Mallinckrodt PLC*@	7,995	149,187
Melinta Therapeutics, Inc.*	3,225	20,479
Otonomy, Inc.*	6,289	24,213
Phibro Animal Health Corp., Class A	3,593	165,458
Prestige Brands Holdings, Inc.*@	14,555	558,621
SCYNEXIS, Inc.*@	9,050	14,842
Supernus Pharmaceuticals, Inc.*	12,411	742,798
Tetraphase Pharmaceuticals, Inc.*	11,038	39,406
Zogenix, Inc.*@	2,380	105,196
Zynerba Pharmaceuticals, Inc.*	1,626	15,837
		3,592,933
Professional Services — 2.1%
Acacia Research Corp.*	7,978	33,109
Asgn, Inc.*	15,403	1,204,360
Barrett Business Services, Inc.	2,486	240,073
CBIZ, Inc.*	15,700	361,100
CRA International, Inc.	2,200	111,958
Dun & Bradstreet Corp.	1,122	137,613
Exponent, Inc.	13,302	642,487
Forrester Research, Inc.	4,906	205,807
Franklin Covey Co.*	5,596	137,382
FTI Consulting, Inc.*	9,657	584,055
GP Strategies Corp.*	5,007	88,123
Heidrick & Struggles International, Inc.	4,281	149,835
Hill International, Inc.*	15,634	92,241
Huron Consulting Group, Inc.*	5,658	231,412
ICF International, Inc.	4,955	352,053
Innerworkings, Inc.*	17,740	154,161
Insperity, Inc.	11,400	1,085,850
Kelly Services, Inc., Class A	7,420	166,579
Kforce, Inc.	11,164	382,925
Korn/Ferry International	13,550	839,151
Mastech Digital, Inc.*	1,061	17,082
Mistras Group, Inc.*	7,175	135,464
Navigant Consulting, Inc.*	11,322	250,669
RCM Technologies, Inc.	2,995	14,795
Resources Connection, Inc.	9,997	168,949
Robert Half International, Inc.	3,097	201,615
TriNet Group, Inc.*	13,099	732,758
TrueBlue, Inc.*	10,021	270,066
Volt Information Sciences, Inc.*	2,024	6,882
WageWorks, Inc.*	800	40,000
Willdan Group, Inc.*@	3,462	107,218
		9,145,772
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	10,997	258,429
Altisource Asset Management
Corp.*@	306	21,343
Altisource Portfolio Solutions SA*@	5,434	158,510
Consolidated-Tomoka Land Co.	1,549	95,279
CorePoint Lodging, Inc.*	9,368	242,631
Forestar Group, Inc.*@	1,150	23,862
Griffin Industrial Realty, Inc.	420	18,476
HFF, Inc., Class A	9,968	342,401
Howard Hughes Corp. (The)*	246	32,595
Kennedy-Wilson Holdings, Inc.	22,178	469,065
Marcus & Millichap, Inc.*	7,383	288,011
Maui Land & Pineapple Co., Inc.*	3,255	36,456
Rafael Holdings, Inc., Class B*	3,410	31,338
RE/MAX Holdings, Inc., Class A	3,519	184,571
Realogy Holdings Corp.@	5,347	121,912
RMR Group, Inc. (The), Class A	1,159	90,924
St. Joe Co. (The)*	3,249	58,320
Stratus Properties, Inc.*	313	9,562
Tejon Ranch Co.*	7,644	185,749
		2,669,434
Road & Rail — 1.0%
ArcBest Corp.	6,195	283,112
Avis Budget Group, Inc.*	25,496	828,620
Covenant Transportation Group, Inc.,
Class A*	3,731	117,527
Genesee & Wyoming, Inc., Class A*	2,026	164,754
Heartland Express, Inc.	22,347	414,537
Landstar System, Inc.	3,248	354,682
Marten Transport Ltd.	14,945	350,460
P.A.M. Transportation Services, Inc.*	1,523	71,535
Saia, Inc.*	7,375	596,269
Schneider National, Inc., Class B@	1,500	41,265
Universal Truckload Services, Inc.	3,300	86,625
USA Truck, Inc.*	3,632	85,243
Werner Enterprises, Inc.	21,804	818,740
YRC Worldwide, Inc.*	11,286	113,424
		4,326,793
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.*	14,428	838,123
Alpha & Omega Semiconductor Ltd.*	6,435	91,634
Ambarella, Inc.*@	1,829	70,618
Amkor Technology, Inc.*	79,913	686,453
Amtech Systems, Inc.*	4,964	30,032

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Axcelis Technologies, Inc.*	9,827	$194,575
AXT, Inc.*	13,995	98,665
Brooks Automation, Inc.	16,972	553,627
Cabot Microelectronics Corp.	5,995	644,822
Ceva, Inc.*	4,958	149,732
Cirrus Logic, Inc.*	7,387	283,144
Cohu, Inc.	6,032	147,844
Cree, Inc.*	18,393	764,597
Cyberoptics Corp.*@	2,334	40,612
Cypress Semiconductor Corp.	1,769	27,561
Diodes, Inc.*	11,325	390,373
DSP Group, Inc.*	3,919	48,792
Entegris, Inc.	31,223	1,058,460
First Solar, Inc.*	1,560	82,150
FormFactor, Inc.*	16,807	223,533
GSI Technology, Inc.*	8,514	64,025
Impinj, Inc.*@	1,813	40,085
Integrated Device Technology, Inc.*	21,680	691,158
inTEST Corp.*	5,556	40,559
Kopin Corp.*@	28,174	80,578
Kulicke & Soffa Industries, Inc.	18,438	439,193
Lattice Semiconductor Corp.*	28,018	183,798
MACOM Technology Solutions
Holdings, Inc.*@	447	10,299
Magnachip Semiconductor Corp.*@	4,588	47,027
MaxLinear, Inc.*	9,792	152,657
MKS Instruments, Inc.	9,585	917,285
Monolithic Power Systems, Inc.	1,947	260,255
Nanometrics, Inc.*	8,652	306,367
NeoPhotonics Corp.*@	5,402	33,654
NVE Corp.	1,137	138,464
PDF Solutions, Inc.*@	9,388	112,468
Photronics, Inc.*	16,333	130,256
Pixelworks, Inc.*	6,964	25,140
Power Integrations, Inc.	8,043	587,541
Rambus, Inc.*	28,336	355,333
Rudolph Technologies, Inc.*	9,379	277,618
Semtech Corp.*	16,278	765,880
Sigma Designs, Inc.*	15,433	94,141
Silicon Laboratories, Inc.*	10,644	1,060,142
SolarEdge Technologies, Inc.*@	1,621	77,565
Synaptics, Inc.*@	8,494	427,843
Ultra Clean Holdings, Inc.*	8,834	146,644
Universal Display Corp.@	1,672	143,792
Veeco Instruments, Inc.*	6,421	91,499
Versum Materials, Inc.	3,500	130,025
Xcerra Corp.*	12,391	173,102
Xperi Corp.	14,056	226,302
		14,656,042
Software — 2.2%
ACI Worldwide, Inc.*	29,488	727,469
Agilysys, Inc.*	12,275	190,262
American Software, Inc., Class A	10,022	146,021
Aspen Technology, Inc.*	1,631	151,259
Asure Software, Inc.*@	6,029	96,163
Aware, Inc.*	4,900	19,845
Blackbaud, Inc.	7,542	772,678
Bottomline Technologies de, Inc.*@	3,996	199,121
Bsquare Corp.*	2,300	6,210
Datawatch Corp.*	2,445	23,228
Ebix, Inc.@	2,155	164,319
Ellie Mae, Inc.*@	2,021	209,861
Fair Isaac Corp.*	1,285	248,416
Finjan Holdings, Inc.*	9,872	33,565
Globant SA*	760	43,160
Glu Mobile, Inc.*	14,543	93,221
GSE Systems, Inc.*@	2,896	9,412
Guidewire Software, Inc.*	2,842	252,313
HubSpot, Inc.*	1,233	154,618
Manhattan Associates, Inc.*	2,600	122,226
MicroStrategy, Inc., Class A*	1,426	182,171
Monotype Imaging Holdings, Inc.	9,997	202,939
OneSpan, Inc.*	7,796	153,191
Paycom Software, Inc.*@	5,007	494,842
Paylocity Holding Corp.*	500	29,430
Pegasystems, Inc.	15,185	832,138
Progress Software Corp.	13,610	528,340
Proofpoint, Inc.*	2,951	340,280
QAD, Inc., Class B	1,219	49,369
QAD, Inc., Class A	4,909	246,186
Qualys, Inc.*	4,710	397,053
RealNetworks, Inc.*	7,399	27,376
RealPage, Inc.*	4,600	253,460
RingCentral, Inc., Class A*	2,517	177,071
Rosetta Stone, Inc.*	4,575	73,337
Rubicon Project, Inc. (The)*	6,096	17,374
Seachange International, Inc.*	5,137	17,569
Tableau Software, Inc., Class A*	2,005	195,989
TiVo Corp.	30,394	408,799
Tyler Technologies, Inc.*	200	44,420
Ultimate Software Group, Inc.*	235	60,468
Verint Systems, Inc.*	12,694	562,979
Zedge, Inc., Class B*	2,411	9,065
Zendesk, Inc.*	5,613	305,852
Zix Corp.*	16,383	88,304
Zynga, Inc., Class A*	155,342	632,242
		9,993,611
Specialty Retail — 3.5%
Aaron’s, Inc.	18,376	798,437
Abercrombie & Fitch Co., Class A	16,988	415,866
America’s Car-Mart, Inc.*	2,367	146,517
American Eagle Outfitters, Inc.	70,092	1,629,639
Asbury Automotive Group, Inc.*	7,235	495,959
Ascena Retail Group, Inc.*	61,700	245,874
At Home Group, Inc.*@	6,138	240,303
AutoNation, Inc.*@	900	43,722
Barnes & Noble Education, Inc.*	5,686	32,069
Barnes & Noble, Inc.	8,824	56,032
Bed Bath & Beyond, Inc.@	3,408	67,904
Big 5 Sporting Goods Corp.	3,022	22,967
Boot Barn Holdings, Inc.*	5,243	108,792
Buckle, Inc. (The)@	12,544	337,434

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Build-A-Bear Workshop, Inc.*	8,093	$61,507
Caleres, Inc.	11,677	401,572
Cato Corp. (The), Class A	6,792	167,219
Chico’s FAS, Inc.	15,662	127,489
Children’s Place, Inc. (The)@	4,800	579,840
Christopher & Banks Corp.*@	7,704	7,242
Citi Trends, Inc.	4,246	116,510
Conn’s, Inc.*@	8,299	273,867
Destination Maternity Corp.*	2,800	16,296
Dick’s Sporting Goods, Inc.	10,466	368,926
DSW, Inc., Class A	17,801	459,622
Express, Inc.*	9,133	83,567
Five Below, Inc.*	13,253	1,294,951
Floor & Decor Holdings, Inc.,
Class A*@	1,517	74,834
Foot Locker, Inc.	4,891	257,511
Francesca’s Holdings Corp.*	4,206	31,755
GameStop Corp., Class A@	11,233	163,665
Genesco, Inc.*	5,569	221,089
Group 1 Automotive, Inc.	6,400	403,200
Guess?, Inc.	19,715	421,901
Haverty Furniture Cos., Inc.	4,500	97,200
Hibbett Sports, Inc.*@	5,873	134,492
Kirkland’s, Inc.*	5,977	69,572
Lithia Motors, Inc., Class A	7,255	686,105
MarineMax, Inc.*	6,241	118,267
Monro, Inc.@	9,650	560,665
Murphy USA, Inc.*	11,169	829,745
New York & Co., Inc.*	9,814	50,248
Office Depot, Inc.	67,627	172,449
Penske Auto Group, Inc.	1,742	81,613
Pier 1 Imports, Inc.	10,058	23,938
Rent-A-Center, Inc.	11,080	163,098
Sally Beauty Holdings, Inc.*@	4,925	78,948
Shoe Carnival, Inc.	2,788	90,471
Signet Jewelers Ltd.	9,096	507,102
Sleep Number Corp.*	13,560	393,511
Sonic Automotive, Inc., Class A@	8,861	182,537
Sportsman’s Warehouse Holdings,
Inc.*@	7,232	37,028
Stage Stores, Inc.	7,304	17,603
Tailored Brands, Inc.	7,289	186,015
Tandy Leather Factory, Inc.*	3,611	28,166
Tile Shop Holdings, Inc.	4,471	34,427
Tilly’s, Inc., Class A	3,349	50,737
Trans World Entertainment Corp.*	4,400	3,828
TravelCenters of America LLC*	6,721	23,523
Urban Outfitters, Inc.*	4,462	198,782
Vitamin Shoppe, Inc.*@	3,037	21,107
Winmark Corp.	1,294	192,094
Zumiez, Inc.*	7,694	192,735
		15,400,084
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	1,548	167,788
Columbia Sportswear Co.	1,363	124,674
Crocs, Inc.*	21,632	380,939
Culp, Inc.	3,922	96,285
Deckers Outdoor Corp.*	7,708	870,156
Delta Apparel, Inc.*	1,153	22,311
Fossil Group, Inc.*@	2,477	66,557
G-III Apparel Group Ltd.*	11,805	524,142
Hanesbrands, Inc.@	8,778	193,292
Lakeland Industries, Inc.*	3,373	47,728
Movado Group, Inc.	4,486	216,674
Oxford Industries, Inc.	4,436	368,099
Perry Ellis International, Inc.*	3,333	90,558
Rocky Brands, Inc.	1,000	30,000
Skechers U.S.A., Inc., Class A*	5,619	168,626
Steven Madden Ltd.	18,385	976,243
Superior Group of Cos., Inc.	2,200	45,562
Under Armour, Inc., Class A*@	1,370	30,798
Unifi, Inc.*	4,533	143,696
Vera Bradley, Inc.*	13,056	183,306
Wolverine World Wide, Inc.	26,290	914,103
		5,661,537
Thrifts & Mortgage Finance — 2.2%
BankFinancial Corp.	4,900	86,485
Beneficial Bancorp, Inc.	19,038	308,416
BofI Holding, Inc.*	16,994	695,224
Capitol Federal Financial, Inc.	37,390	492,052
Charter Financial Corp.	2,285	55,183
Citizens Community Bancorp, Inc.	400	5,660
Dime Community Bancshares, Inc.	10,354	201,903
ESSA Bancorp, Inc.	1,900	30,077
Federal Agricultural Mortgage Corp.,
Class C	1,400	125,272
First Defiance Financial Corp.	2,401	161,011
Flagstar Bancorp, Inc.*	13,420	459,769
FS Bancorp, Inc.	481	30,423
Hingham Institution for Savings	348	76,456
Home Bancorp, Inc.	994	46,271
HomeStreet, Inc.*	6,890	185,685
HopFed Bancorp, Inc.	415	6,881
Impac Mortgage Holdings, Inc.*@	301	2,868
Kearny Financial Corp.	29,322	394,381
LendingTree, Inc.*@	2,115	452,187
Meridian Bancorp, Inc.	11,660	223,289
Meta Financial Group, Inc.	3,623	352,880
MGIC Investment Corp.*	12,435	133,303
Nationstar Mortgage Holdings, Inc.*@	5,124	89,824
New York Community Bancorp, Inc.	15,366	169,641
NMI Holdings, Inc., Class A*	8,926	145,494
Northfield Bancorp, Inc.	14,040	233,345
Northwest Bancshares, Inc.	24,492	425,916
OceanFirst Financial Corp.	7,799	233,658
Ocwen Financial Corp.*	14,766	58,473
Oritani Financial Corp.	13,995	226,719
PennyMac Financial Services, Inc.,
Class A*	1,561	30,674
PHH Corp.*	18,850	204,711
Provident Financial Holdings, Inc.	1,124	21,446
Provident Financial Services, Inc.	15,994	440,315

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Radian Group, Inc.	8,095	$131,301
Riverview Bancorp, Inc.	8,887	75,006
SI Financial Group, Inc.	2,065	30,459
Southern Missouri Bancorp, Inc.	686	26,768
Territorial Bancorp, Inc.	2,866	88,846
Timberland Bancorp, Inc.	2,600	97,084
Trustco Bank Corp. NY	32,342	287,844
United Community Financial Corp.	14,792	162,564
United Financial Bancorp, Inc.	13,701	240,041
Walker & Dunlop, Inc.	7,823	435,350
Washington Federal, Inc.	25,804	843,791
Waterstone Financial, Inc.	8,664	147,721
Western New England Bancorp, Inc.	8,306	91,366
WSFS Financial Corp.	6,327	337,229
		9,801,262
Tobacco — 0.3%
Alliance One International, Inc.*	3,932	62,322
Turning Point Brands, Inc.	1,280	40,832
Universal Corp.	5,600	369,880
Vector Group Ltd.	36,481	696,058
		1,169,092
Trading Companies & Distributors — 1.7%
Air Lease Corp.	2,048	85,955
Applied Industrial Technologies, Inc.	12,439	872,596
Beacon Roofing Supply, Inc.*	16,149	688,270
BlueLinx Holdings, Inc.*	4,085	153,310
BMC Stock Holdings, Inc.*	20,166	420,461
CAI International, Inc.*	4,985	115,851
DXP Enterprises, Inc.*	5,842	223,164
GATX Corp.	11,502	853,793
GMS, Inc.*	2,900	78,561
H&E Equipment Services, Inc.	12,565	472,570
Herc Holdings, Inc.*	5,162	290,827
Huttig Building Products, Inc.*@	1,858	8,826
Kaman Corp., Class A	7,224	503,441
Lawson Products, Inc.*	1,575	38,351
MRC Global, Inc.*	23,031	499,082
MSC Industrial Direct Co., Class A	936	79,420
Nexeo Solutions, Inc.*	2,400	21,912
NOW, Inc.*@	21,709	289,381
Rush Enterprises, Inc., Class A*	8,185	355,065
Systemax, Inc.	8,559	293,830
Textainer Group Holdings Ltd.*	6,922	110,060
Titan Machinery, Inc.*	5,750	89,413
Triton International Ltd.	13,664	418,938
Univar, Inc.*	411	10,785
Veritiv Corp.*	1,000	39,850
Watsco, Inc.	741	132,105
WESCO International, Inc.*	7,914	451,889
Willis Lease Finance Corp.*	900	28,431
		7,626,137
Water Utilities — 0.5%
American States Water Co.	13,399	765,887
Aqua America, Inc.	4,505	158,486
Artesian Resources Corp., Class A	3,018	117,008
California Water Service Group	11,688	455,248
Connecticut Water Service, Inc.	3,754	245,211
Consolidated Water Co., Ltd.	2,822	36,404
Middlesex Water Co.	5,644	238,007
Pure Cycle Corp.*	1,000	9,550
SJW Corp.	4,400	291,368
York Water Co.	3,670	116,706
		2,433,875
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	15,932	359,904
Shenandoah Telecommunications Co.	17,605	575,684
Spok Holdings, Inc.	5,786	87,079
Telephone & Data Systems, Inc.	18,553	508,723
United States Cellular Corp.*	933	34,558
		1,565,948
TOTAL COMMON STOCKS
(Identified Cost $274,058,182)		444,200,787

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR*§~¶	13,144	6,471

Media — 0.0%
Media General, Inc. CVR*§~¶	3,965	155

Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR*§~¶	656	—

TOTAL RIGHTS AND WARRANTS
(Identified Cost $6,470)		6,626

Preferred Stocks — 0.0%
Media — 0.0%
GCI Liberty, Inc., 5.000%	2,852	68,876

TOTAL PREFERRED STOCKS
(Identified Cost $11,572)		68,876

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 2.5%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market
Fund, 1.820%	960,491	$960,491

Collateral For Securities On Loan — 2.3%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.930%	10,266,890	10,266,890

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,227,381)		11,227,381

Total Investments — 102.4%
(Identified Cost $285,303,605)		455,503,670

Liabilities, Less Cash and
Other Assets — (2.4%)		(10,497,284)
Net Assets — 100.0%		$445,006,386

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of June 30, 2018, the market value of the securities on loan was $40,827,991.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
^^	Illiquid
¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights

Portfolio Sectors
(% of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Australia — 5.9%
Australia & New Zealand Banking
Group Ltd.	471,772	$9,859,569
Bank of Queensland Ltd.	68,694	518,029
Bendigo & Adelaide Bank Ltd.	95,463	765,818
BHP Billiton Ltd.	133,145	3,341,286
BlueScope Steel Ltd.	158,346	2,022,595
Boral Ltd.	149,072	720,394
Crown Resorts Ltd.	32,298	322,679
Downer EDI Ltd.	52,623	264,038
Fortescue Metals Group Ltd.	494,723	1,607,266
Harvey Norman Holdings Ltd.@	54,282	133,369
Incitec Pivot Ltd.	303,039	814,078
National Australia Bank Ltd.	223,642	4,536,527
Newcrest Mining Ltd.	111,782	1,803,389
Oil Search Ltd.	20,049	132,052
Origin Energy Ltd.*	261,406	1,940,339
QBE Insurance Group Ltd.	157,936	1,138,416
Santos Ltd.*	294,384	1,365,975
South32 Ltd.	935,716	2,499,841
South32 Ltd., ADR	27,785	369,957
Star Entertainment Group Ltd. (The)	202,229	737,822
Suncorp Group Ltd.	116,752	1,260,610
TABCORP Holdings Ltd.	193,458	638,532
Whitehaven Coal Ltd.	141,739	606,287
Woodside Petroleum Ltd.	235,132	6,170,375
		43,569,243
Austria — 0.1%
Erste Group Bank AG*	6,463	269,823
Raiffeisen Bank International AG	16,029	492,114
Voestalpine AG	4,518	208,143
		970,080
Belgium — 1.1%
Ageas	34,647	1,748,310
KBC Groep NV	34,355	2,652,719
Solvay SA	21,530	2,719,187
UCB SA	16,819	1,322,640
		8,442,856
Canada — 8.7%
ARC Resources Ltd.	22,756	235,064
Bank of Montreal	98,482	7,608,719
Barrick Gold Corp.	174,169	2,286,839
Cameco Corp.¥	27,448	308,794
Cameco Corp.@	49,846	560,768
Canadian Imperial Bank of
Commerce@	1,497	130,119
Canadian Natural Resources Ltd.	123,848	4,467,197
Cenovus Energy, Inc.	104,410	1,083,776
Crescent Point Energy Corp.@¥	46,074	338,550
Crescent Point Energy Corp.@	109,595	805,523
Empire Co., Ltd., Class A	30,792	618,112
Enbridge Income Fund Holdings, Inc.@	9,900	242,784
EnCana Corp.@¥	29,500	385,285
Encana Corp.	99,224	1,294,873
Fairfax Financial Holdings Ltd.	5,084	2,848,803
First Quantum Minerals Ltd.	108,608	1,600,226
Goldcorp, Inc.¥	8,798	120,796
Goldcorp, Inc.	118,744	1,627,980
Great-West Lifeco, Inc.	6,485	159,430
Husky Energy, Inc.@	93,283	1,453,899
IAMGOLD Corp.*	46,265	269,570
Imperial Oil Ltd.@	29,298	974,159
Industrial Alliance Insurance & Financial
Services, Inc.	31,827	1,228,631
Kinross Gold Corp.*	345,631	1,301,391
Linamar Corp.	10,731	471,882
Lundin Mining Corp.	167,662	932,270
Magna International, Inc.	29,699	1,726,403
Manulife Financial Corp.¥	55,041	988,908
Manulife Financial Corp.	184,732	3,319,634
Nutrien Ltd.	18,595	1,011,196
Seven Generations Energy Ltd.,
Class A*	18,879	208,083
Sun Life Financial, Inc.@¥	18,119	728,123
Sun Life Financial, Inc.@	55,699	2,235,758
Suncor Energy, Inc.¥	250,998	10,214,424
Suncor Energy, Inc.	26,634	1,083,471
Teck Resources Ltd., Class A	500	12,460
Teck Resources Ltd., Class B¥	75,600	1,925,869
Teck Resources Ltd., Class B@	94,542	2,406,094
TMX Group Ltd.	2,200	144,218
Tourmaline Oil Corp.@	63,000	1,125,676
Turquoise Hill Resources Ltd.*	106,042	300,062
Valeant Pharmaceuticals
International, Inc.*¥	3,622	84,306
Valeant Pharmaceuticals
International, Inc.*	67,312	1,564,331
Whitecap Resources, Inc.@	62,500	423,592
WSP Global, Inc.@	5,749	302,701
Yamana Gold, Inc.	165,308	481,596
		63,642,345
Denmark — 1.4%
AP Moeller - Maersk A/S, Class A	508	603,155
AP Moeller - Maersk A/S, Class B	668	832,180
Carlsberg A/S, Class B	15,445	1,819,522
Danske Bank A/S	41,578	1,301,767
DSV A/S	13,398	1,082,769
H Lundbeck A/S	10,921	767,557
ISS A/S	29,861	1,026,421
Jyske Bank A/S	1,891	103,739
Novozymes A/S, B Shares	6,176	313,352
Rockwool International A/S, B Shares	742	289,824
Tryg A/S	3,774	88,613
Vestas Wind Systems A/S	30,886	1,912,236
William Demant Holding A/S*	10,115	407,140
		10,548,275
Finland — 1.0%
Fortum Oyj	60,214	1,437,298
Nokia Oyj	405,995	2,337,416
Stora Enso Oyj, R Shares	69,495	1,360,179
The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland (Continued)
UPM-Kymmene Oyj	67,421	$2,410,843
		7,545,736
France — 9.6%
AXA SA	161,385	3,960,601
BNP Paribas SA	147,260	9,147,097
Bollore SA	127,885	594,987
Bouygues SA	52,596	2,267,072
Carrefour SA	118,861	1,925,238
Casino Guichard Perrachon SA	8,022	311,489
Cie de Saint-Gobain	37,739	1,686,620
Cie Generale des
Etablissements Michelin	6,031	734,585
CNP Assurances	38,417	874,387
Credit Agricole SA	58,593	782,439
Electricite de France SA	99,129	1,363,686
Engie SA	236,562	3,627,256
Natixis SA	145,098	1,029,889
Orange SA	358,763	6,010,030
Peugeot SA	170,171	3,887,075
Renault SA	54,771	4,658,321
Sanofi	18,966	1,520,494
SCOR SE	16,613	617,329
Societe Generale SA	72,978	3,077,854
Total SA@	368,853	22,489,277
		70,565,726
Germany — 6.4%
Allianz SE	3,898	805,810
Bayerische Motoren Werke AG	67,669	6,134,622
Commerzbank AG*	185,085	1,774,744
Daimler AG	192,207	12,374,443
Deutsche Bank AG	177,432	1,884,328
Deutsche Lufthansa AG	76,690	1,844,907
Deutsche Telekom AG*	186,512	2,890,322
Evonik Industries AG	22,857	782,888
Fraport AG Frankfurt Airport
Services Worldwide	8,679	837,382
Hapag-Lloyd AG*±	3,538	126,016
HeidelbergCement AG	33,275	2,800,924
Innogy SE±	19,367	829,810
Linde AG	11,662	2,783,700
METRO AG	39,061	482,839
Muenchener Rueckversicherungs AG	12,888	2,724,912
RWE AG	174,145	3,970,732
Talanx AG*	13,218	482,838
Telefonica Deutschland Holding AG	160,310	632,021
Uniper SE	57,491	1,714,704
Volkswagen AG	6,709	1,108,620
Wacker Chemie AG	1,082	141,708
		47,128,270
Hong Kong — 3.0%
Cathay Pacific Airways Ltd.	274,000	430,963
CK Asset Holdings Ltd.	102,500	813,927
CK Hutchison Holdings Ltd.	414,624	4,396,951
Guoco Group Ltd.	5,000	75,201
Hang Lung Group Ltd.	195,000	546,803
Hang Lung Properties Ltd.	312,000	643,438
Henderson Land Development
Co., Ltd.	72,531	383,659
Hongkong Land Holdings Ltd.	74,700	534,105
Hopewell Holdings Ltd.	63,500	217,721
Kerry Properties Ltd.	162,000	775,352
Li & Fung Ltd.	16,000	5,873
Melco International Development Ltd.	132,000	406,317
MTR Corp. Ltd.	211,539	1,170,184
New World Development Co., Ltd.	1,189,436	1,673,725
NWS Holdings Ltd.	222,715	385,499
Orient Overseas International Ltd.	11,500	111,986
Shangri-La Asia Ltd.	175,143	329,498
Sino Land Co., Ltd.	397,579	646,618
SJM Holdings Ltd.	433,000	538,656
Sun Hung Kai Properties Ltd.	181,677	2,741,735
Swire Pacific Ltd., Series A	132,000	1,398,134
Swire Pacific Ltd., Series B	210,000	373,662
Tsim Sha Tsui Properties	60,907	196,021
Wharf Holdings Ltd. (The)	270,000	867,238
Wheelock & Co., Ltd.	251,000	1,748,388
Yue Yuen Industrial Holdings Ltd.	173,000	488,420
		21,900,074
Ireland — 0.4%
AIB Group PLC	25,043	135,990
Bank of Ireland Group PLC	114,057	890,414
CRH PLC, ADR@	42,861	1,515,136
Paddy Power Betfair PLC	5,421	601,411
		3,142,951
Israel — 0.3%
Bank Hapoalim B.M.	138,244	935,294
Bank Leumi Le-Israel	194,010	1,145,525
First International Bank Of Israel Ltd.	2,536	52,928
Israel Discount Bank Ltd., Series A	—	1
Mizrahi Tefahot Bank Ltd.	4,155	76,291
Teva Pharmaceutical Industries
Ltd., ADR	10,292	250,301
		2,460,340
Italy — 1.5%
Eni SpA	21,143	392,732
Intesa Sanpaolo SpA	537,820	1,561,687
Mediobanca SpA	73,596	684,297
Telecom Italia SpA*	4,533,229	3,374,335
UniCredit SpA	291,782	4,871,262
		10,884,313
Japan — 22.8%
Aeon Co., Ltd.	2,000	42,813
Aisin Seiki Co., Ltd.	7,700	351,217
Alfresa Holdings Corp.	5,800	136,468
Amada Holdings Co., Ltd.	20,600	198,157
Aoyama Trading Co., Ltd.	4,500	150,386
Asahi Glass Co., Ltd.@	48,500	1,890,236

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Bank of Kyoto Ltd. (The)	8,000	$370,682
Canon Marketing Japan, Inc.	12,000	250,156
Chiba Bank Ltd. (The)	79,000	558,705
Chugoku Bank Ltd. (The)	19,700	199,464
Citizen Watch Co., Ltd.	64,400	423,458
Coca-Cola West Co., Ltd.@	3,675	146,881
Concordia Financial Group Ltd.	156,300	796,217
Credit Saison Co., Ltd.	7,600	119,716
Dai Nippon Printing Co., Ltd.	30,000	671,725
Dai-ichi Life Holdings, Inc. (The)	99,400	1,774,054
Daicel Corp.	52,000	575,821
Daido Steel Co., Ltd.	6,200	286,718
Daiwa Securities Group, Inc.	239,000	1,388,689
DeNA Co. Ltd.	23,900	448,361
Denka Co., Ltd.	16,200	540,658
Denso Corp.	53,100	2,595,648
DIC Corp.@	16,000	500,023
Dowa Holdings Co., Ltd.	2,700	83,281
Ebara Corp.@	16,800	522,748
FUJIFILM Holdings Corp.	68,700	2,684,336
Fujikura Ltd.	7,100	45,211
Fukuoka Financial Group, Inc.	90,000	452,784
Furukawa Electric Co., Ltd.	7,500	262,498
Glory Ltd.	11,200	313,598
Gunma Bank Ltd. (The)	47,000	247,067
H2O Retailing Corp.	14,000	223,691
Hachijuni Bank Ltd. (The)	48,000	205,501
Hankyu Hanshin Holdings, Inc.	48,700	1,959,613
Heiwa Corp.	4,300	103,854
Hiroshima Bank Ltd. (The)	24,000	159,978
Hitachi Capital Corp.	9,900	256,095
Hitachi Chemical Co., Ltd.	21,300	429,982
Hitachi Ltd.	656,000	4,631,076
Hitachi Metals Ltd.	47,400	492,345
Hitachi Transport System Ltd.	7,700	197,377
Hokuhoku Financial Group, Inc.	15,000	199,837
Honda Motor Co., Ltd.	271,700	7,983,020
House Foods Group, Inc.	700	24,784
Ibiden Co., Ltd.	32,600	522,648
Idemitsu Kosan Co., Ltd.	32,600	1,163,076
Iida Group Holdings Co., Ltd.	36,900	712,237
Isetan Mitsukoshi Holdings Ltd.	26,300	328,765
ITOCHU Corp.	36,900	669,076
Itoham Yonekyu Holdings, Inc.	6,800	58,532
Iyo Bank Ltd. (The)	29,500	195,041
J. Front Retailing Co., Ltd.	51,400	783,198
Japan Post Holdings Co., Ltd.	57,500	629,973
JFE Holdings, Inc.	116,100	2,197,946
JSR Corp.	20,000	340,695
JTEKT Corp.	49,700	676,942
JX Holdings, Inc.	478,800	3,330,820
K's Holdings Corp.	15,600	162,179
Kamigumi Co., Ltd.	15,700	326,578
Kaneka Corp.	80,000	717,518
Kawasaki Heavy Industries Ltd.	22,400	660,579
Kawasaki Kisen Kaisha Ltd.@*	12,200	225,565
Kobe Steel Ltd.	68,700	629,199
Konica Minolta, Inc.	142,000	1,319,767
Kuraray Co., Ltd.	76,400	1,053,032
Kurita Water Industries Ltd.	3,100	88,479
Kyushu Financial Group, Inc.	44,870	216,822
LIXIL Group Corp.	48,000	960,737
Maeda Corp.	10,900	125,427
Marubeni Corp.	244,500	1,866,296
Mazda Motor Corp.	153,300	1,883,105
Mebuki Financial Group, Inc.	83,070	279,113
Mitsubishi Chemical Holdings Corp.	185,800	1,556,347
Mitsubishi Corp.	136,600	3,797,632
Mitsubishi Gas Chemical Co., Inc.	1,600	36,273
Mitsubishi Heavy Industries Ltd.	73,600	2,679,688
Mitsubishi Logistics Corp.	2,500	54,035
Mitsubishi Materials Corp.	35,500	976,358
Mitsubishi Tanabe Pharma Corp.	16,600	286,975
Mitsubishi UFJ Financial Group, Inc.	300,400	1,712,347
Mitsubishi UFJ Financial Group,
Inc., ADR	791,747	4,473,371
Mitsubishi UFJ Lease & Finance
Co., Ltd.	110,200	677,832
Mitsui Chemicals, Inc.	47,200	1,257,644
Mitsui Fudosan Co., Ltd.	39,900	963,669
Mitsui OSK Lines Ltd.	24,600	592,809
Mizuho Financial Group, Inc.	1,992,700	3,356,714
MS&AD Insurance Group Holdings, Inc.	43,428	1,350,910
NEC Corp.	73,400	2,015,409
NH Foods Ltd.	21,733	878,428
NHK Spring Co., Ltd.	42,200	397,930
Nikon Corp.	10,000	159,238
Nippo Corp.	11,000	200,696
Nippon Electric Glass Co., Ltd.	14,700	408,942
Nippon Express Co., Ltd.	23,300	1,692,020
Nippon Paper Industries Co., Ltd.	30,700	490,246
Nippon Shokubai Co., Ltd.	4,600	332,800
Nippon Steel Sumitomo Metal Corp.	124,127	2,439,040
Nippon Yusen KK	50,100	995,077
Nipro Corp.	6,400	73,992
Nissan Motor Co., Ltd.	426,800	4,155,628
Nisshinbo Holdings, Inc.	23,000	247,211
NOK Corp.	19,900	385,364
Nomura Holdings, Inc.	465,300	2,261,884
Nomura Real Estate Holdings, Inc.	18,700	415,161
NTN Corp.	95,000	389,559
Obayashi Corp.	113,200	1,178,879
Oji Holdings Corp.	226,000	1,402,357
Rengo Co., Ltd.	5,600	49,316
Resona Holdings, Inc.	371,600	1,988,982
Ricoh Co., Ltd.	230,800	2,117,986
Sankyo Co., Ltd.	5,400	211,435
Sega Sammy Holdings, Inc.	11,000	188,574
Seino Holdings Co., Ltd.	20,400	361,881
Sekisui House Ltd.	145,600	2,577,573
Shimamura Co., Ltd.	2,600	228,966
Shimizu Corp.	68,400	709,855
Shinsei Bank Ltd.	18,500	285,065
Shizuoka Bank Ltd. (The)	58,000	524,391
Sojitz Corp.	179,100	650,302
Sompo Holdings, Inc.	19,943	806,979

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Sumitomo Chemical Co., Ltd.	471,000	$2,671,616
Sumitomo Corp.	55,600	913,986
Sumitomo Dainippon Pharma Co., Ltd.	30,100	637,533
Sumitomo Electric Industries Ltd.	181,800	2,709,389
Sumitomo Forestry Co., Ltd.	33,800	511,969
Sumitomo Heavy Industries Ltd.	26,000	878,291
Sumitomo Mitsui Financial Group, Inc.	217,400	8,455,263
Sumitomo Mitsui Trust Holdings, Inc.	27,100	1,075,286
Sumitomo Rubber Industries Ltd.	42,800	680,378
Suzuken Co., Ltd.	3,040	128,778
T&D Holdings, Inc.	70,300	1,056,897
Taiheiyo Cement Corp.	20,700	681,493
Takashimaya Co., Ltd.	47,000	402,439
TDK Corp.	13,400	1,370,076
Teijin Ltd.	53,199	976,384
Toda Corp.	28,000	243,797
TOKAI RIKA Co., Ltd.	11,500	218,543
Tokio Marine Holdings, Inc.	20,400	956,846
Tokyo Tatemono Co., Ltd.	27,000	370,925
Tokyu Fudosan Holdings Corp.	101,100	714,088
Tosoh Corp.	58,300	904,133
Toyo Seikan Group Holdings Ltd.	35,200	618,699
Toyoda Gosei Co., Ltd.	15,300	388,183
Toyota Motor Corp.	276,090	17,879,829
Toyota Motor Corp., ADR	38,241	4,925,823
Toyota Tsusho Corp.	47,800	1,601,752
Ube Industries Ltd.	24,700	642,292
Yamada Denki Co., Ltd.@	165,300	822,656
Yamaguchi Financial Group, Inc.	23,000	259,260
Yokohama Rubber Co., Ltd. (The)@	27,600	574,112
Zeon Corp.	8,000	94,657
		167,377,417
Luxembourg — 0.2%
SES SA	60,528	1,109,041

Netherlands — 3.7%
ABN AMRO Group NV±	55,543	1,441,258
Aegon NV	305,691	1,833,480
Akzo Nobel NV	2,525	216,198
ArcelorMittal@	79,834	2,297,623
ArcelorMittal=	28,247	828,300
Fiat Chrysler Automobiles NV*	91,126	1,738,214
ING Groep NV	386,479	5,563,998
Koninklijke Ahold Delhaize NV	285,058	6,825,925
Koninklijke DSM NV	37,161	3,737,317
Koninklijke Philips NV	17,973	759,719
NN Group NV	42,662	1,735,753
Randstad Holding NV	2,608	153,560
		27,131,345
New Zealand — 0.2%
Air New Zealand Ltd.	126,439	271,898
Auckland International Airport Ltd.	100,469	461,363
Fletcher Building Ltd.	104,034	489,712
Fonterra Co-operative Group, Ltd.	6,088	22,431
SKYCITY Entertainment Group, Ltd.	9,800	26,816
		1,272,220
Norway — 0.9%
Aker ASA, A Shares	3,994	305,520
Austevoll Seafood ASA	5,770	69,288
DNB ASA	97,949	1,915,841
Norsk Hydro ASA	188,625	1,129,988
SpareBank 1 SR-Bank ASA	23,757	252,028
Statoil ASA	2	53
Storebrand ASA	56,200	453,638
Subsea 7 SA	66,388	1,062,537
Yara International ASA	25,784	1,070,066
		6,258,959
Portugal — 0.0%
Banco Espirito Santo SA*§	414,564	—
EDP Renovaveis SA	32,371	337,580
		337,580
Singapore — 0.9%
BOC Aviation Ltd.±	47,800	297,014
CapitaLand Ltd.	476,100	1,104,203
City Developments Ltd.	76,000	609,673
Frasers Centrepoint Ltd.	23,300	28,216
Golden Agri-Resources Ltd.	938,200	210,019
Hutchison Port Holdings Trust	1,160,800	325,024
Keppel Corp. Ltd.	224,800	1,179,684
Olam International Ltd.	34,600	54,344
Sembcorp Industries Ltd.	293,200	591,780
Singapore Airlines Ltd.	158,940	1,247,023
United Industrial Corp. Ltd.	63,243	150,855
UOL Group Ltd.	47,218	264,074
Wilmar International Ltd.	274,500	616,492
		6,678,401
South Africa — 0.1%
Old Mutual Ltd.@*	235,200	466,850

Spain — 2.7%
Banco de Sabadell SA	1,148,372	1,925,104
Banco Santander SA	1,954,152	10,479,214
Bankia SA	80,316	300,794
Mapfre SA	21,274	64,221
Repsol SA	358,039	7,009,748
		19,779,081
Sweden — 2.9%
Arjo AB, B Shares	21,456	76,537
BillerudKorsnas AB	23,216	328,537
Boliden AB	68,429	2,220,166
Dometic Group AB±	42,022	412,866
Getinge AB, B Shares@	35,164	319,967
Holmen AB	23,456	533,058
ICA Gruppen AB@	15,184	465,687
Millicom International Cellular SA@	11,580	683,933
Nordea Bank AB	470,789	4,535,091

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden (Continued)
SSAB AB, A Shares@	32,802	$154,950
SSAB AB, B Shares	227,651	2,164,486
SSAB AB, Series B	71,560	269,885
Svenska Cellulosa AB, Series A	244	2,667
Svenska Cellulosa AB, Series B	133,128	1,446,509
Svenska Handelsbanken AB, A Shares	177,513	1,973,170
Svenska Handelsbanken AB, B Shares	1,918	22,014
Swedbank AB, A Shares	49,134	1,052,156
Tele2 AB, B Shares	31,603	371,541
Telefonaktiebolaget LM Ericsson,
B Shares	236,809	1,831,177
Telia Co. AB	390,069	1,783,820
Trelleborg AB	39,848	851,081
		21,499,298
Switzerland — 7.7%
Adecco Group SA	36,654	2,174,885
Baloise Holding AG	10,839	1,579,388
Banque Cantonale Vaudoise	173	133,117
Cie Financiere Richemont SA	44,638	3,791,728
Clariant AG*	70,701	1,700,594
Credit Suisse Group AG*	139,027	2,098,812
Dufry AG*	8,794	1,122,449
Flughafen Zuerich AG	2,721	556,125
Helvetia Holding AG	352	201,361
Julius Baer Group Ltd.*	38,000	2,236,332
LafargeHolcim Ltd.*	79,934	3,905,086
Lonza Group AG*	2,027	539,346
Novartis AG	152,920	11,624,576
Novartis AG, ADR	19,570	1,478,318
Swatch Group AG (The)µ	12,219	1,059,276
Swatch Group AG (The)µ	8,156	3,879,927
Swiss Life Holding AG*	5,678	1,978,098
Swiss Re AG	27,273	2,360,190
Swisscom AG	1,058	473,499
UBS Group AG*	335,725	5,195,381
Vifor Pharma AG	3,119	499,676
Zurich Insurance Group AG	26,257	7,797,823
		56,385,987
United Kingdom — 16.2%
Anglo American PLC@	308,715	6,905,069
Antofagasta PLC	11,948	156,107
Aviva PLC	438,506	2,916,741
Barclays PLC, ADR@	391,123	3,922,964
Barratt Developments PLC	179,945	1,223,985
BHP Billiton PLC, ADR	630	28,319
BP PLC, ADR	477,584	21,806,486
Coca-Cola European Partners PLC	3,617	146,908
Glencore PLC*	1,157,519	5,530,043
HSBC Holdings PLC	140,729	1,319,963
HSBC Holdings PLC, ADR@	296,103	13,958,295
J Sainsbury PLC	422,622	1,791,511
John Wood Group PLC	27,920	231,328
Kingfisher PLC	420,977	1,650,086
Lloyds Banking Group PLC	9,063,876	7,542,075
Lloyds Banking Group PLC, ADR@	414,401	1,379,955
Mediclinic International PLC	22,489	156,294
Pearson PLC	48,365	564,893
Pearson PLC, ADR	32,293	374,599
Quilter Plc Common Stock Gbp.01*±	78,400	149,947
Royal Bank of Scotland Group PLC*	83,038	280,659
Royal Bank of Scotland Group PLC,
ADR@*	81,693	555,512
Royal Dutch Shell PLC, ADR, Class A	178,446	12,353,817
Royal Dutch Shell PLC, ADR, Class B@	198,253	14,403,081
Royal Mail PLC	145,510	970,554
Standard Chartered PLC	286,653	2,620,178
Standard Life Aberdeen PLC	45,546	195,776
Tesco PLC	28,781	97,504
Vodafone Group PLC	6,054,224	14,687,337
WM Morrison Supermarkets PLC	368,150	1,224,383
		119,144,369
United States — 0.2%
Shire PLC	27,024	1,521,110

TOTAL COMMON STOCKS
(Identified Cost $661,015,145)		719,761,867

PREFERRED STOCKS — 1.1%
Germany — 1.1%
Bayerische Motoren Werke
AG, 4.500%	10,816	862,692
Porsche Automobil Holding
SE, 4.640%	17,284	1,101,253
Volkswagen AG, 4.550%	37,559	6,237,968
		8,201,913
TOTAL PREFERRED STOCKS
(Identified Cost $10,861,932)		8,201,913

RIGHTS AND WARRANTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA Rights*§~	537,820	—

Spain — 0.0%
Repsol SA Right@*	358,039	203,247

TOTAL RIGHTS AND WARRANTS
(Identified Cost $201,545)		203,247

SHORT-TERM INVESTMENTS — 3.6%
Investment Company — 0.5%
State Street Institutional U.S.
Government Money Market
Fund, 1.820%	3,626,429	3,626,429

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 3.1%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.930%	22,852,008	$22,852,008

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $26,478,437)		26,478,437

Total Investments — 102.6% (Identified
Cost $698,557,059)		754,645,464
Liabilities, Less Cash and
Other Assets — (2.6%)		(19,360,197)
Net Assets — 100.0%		$735,285,267

†	See Note 1
@	A portion or all of the security were held on loan. As of June 30, 2018, the market value of the securities on loan was $43,340,399.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2018 amounted to $3,256,911 or 0.44% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.
~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depositary Receipt

Ten largest industry holdings as of June 30, 2018
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	19.4%
Oil, Gas & Consumable Fuels	16.1%
Automobiles	10.2%
Insurance	7.2%
Metals & Mining	7.0%
Chemicals	3.8%
Pharmaceuticals	2.7%
Real Estate Management & Development	2.4%
Capital Markets	2.2%
Wireless Telecommunication Services	2.1%

Country Weightings
(% of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small
Company Portfolio£	17,144,998	$355,244,358

TOTAL MUTUAL FUNDS
(Identified Cost $205,859,961)		355,244,358

Total Investments — 100.1%
(Identified Cost $205,859,961)		355,244,358
Liabilities, Less Cash and
Other Assets — (0.1%)		(196,651)
Net Assets — 100.0%		$355,047,707

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Brazil — 6.4%
Aliansce Shopping Centers SA	9,447	$36,172
Banco Bradesco SA*	27,012	169,916
Banco Bradesco SA, ADR	11,200	76,832
Banco do Brasil SA	80,144	592,434
Banco Santander Brasil SA	29,020	219,386
Cia Siderurgica Nacional SA*	115,400	234,031
Construtora Tenda SA*	10,255	62,947
Cosan SA Industria e Comercio	14,100	127,985
Direcional Engenharia SA*	12,000	18,453
Duratex SA	42,639	95,713
Embraer SA, ADR	18,374	457,513
Ez Tec Empreendimentos e
Participacoes SA	8,658	36,033
Gerdau SA	9,327	25,798
Gerdau SA, ADR	121,279	429,328
Guararapes Confeccoes SA	300	7,308
International Meal Co.
Alimentacao SA	24,900	50,947
Iochpe Maxion SA	12,897	69,580
JBS SA	129,293	310,243
Kroton Educacional SA	115,663	278,134
Magnesita Refratarios SA	6,000	98,149
Marfrig Global Foods SA*	6,100	12,812
MRV Engenharia e Participacoes SA	47,664	148,068
Petroleo Brasileiro SA	386,643	1,937,330
Petroleo Brasileiro SA, ADR	4,167	41,795
Restoque Comercio e Confeccoes de
Roupas SA	1,216	7,480
Santos Brasil Participacoes SA	32,700	23,539
Sao Martinho SA	24,581	113,209
SLC Agricola SA	8,505	111,827
Sul America SA	32,934	155,333
Suzano Papel e Celulose SA	44,700	518,650
Tupy SA	9,747	45,092
Usinas Siderurgicas de
Minas Gerais SA	9,100	26,367
Vale SA	546,337	6,990,351
Valid Solucoes e Servicos de
Seguranca em Meios de
Pagamento e Identificacao SA	7,543	32,326
		13,561,081
Chile — 1.3%
Besalco SA	22,668	20,816
CAP SA	14,531	144,508
Cencosud SA	156,242	386,184
Cia Sud Americana de Vapores SA*	231,075	6,543
Empresas CMPC SA	101,455	369,551
Empresas COPEC SA	23,706	362,809
Empresas Hites SA	11,264	10,169
Empresas La Polar SA*	254,406	16,742
Enel Americas SA	2,256,965	398,927
Enel Chile SA, ADR	32,412	158,171
Enersis Americas SA, ADR	10,932	96,311
ENTEL Chile SA	11,652	107,000
Grupo Security SA	151,161	69,164
Inversiones Aguas
Metropolitanas SA	40,036	61,145
Itau CorpBanca	9,991,522	97,576
Latam Airlines Group SA, ADR@	17,808	176,121
Masisa SA	174,355	10,941
PAZ Corp. SA	9,073	13,094
Ripley Corp. SA	107,262	101,780
Salfacorp SA	43,600	67,402
Sigdo Koppers SA	27,803	44,896
SMU SA*	12,651	3,727
Sociedad Matriz SAAM SA	550,961	50,341
Socovesa SA	38,881	21,724
Vina Concha y Toro SA	22,108	45,509
		2,841,151
China — 17.2%
361 Degrees International Ltd.	71,000	21,810
Agile Group Holdings Ltd.	167,091	284,533
Agricultural Bank of China Ltd.,
H Shares	1,804,000	843,872
Air China Ltd., Class H	36,000	34,781
Ajisen China Holdings Ltd.	37,000	14,572
Angang Steel Co., Ltd., H Shares@	94,000	84,827
Anton Oilfield Services Group*	94,000	13,539
AviChina Industry &
Technology Co., Ltd.	62,000	36,905
BAIC Motor Corp., Ltd., H Shares±	61,000	58,313
Bank of China Ltd., H Shares	4,025,902	1,996,120
Bank of Chongqing Co., Ltd.,
H Shares	46,500	29,575
Bank of Communications Co., Ltd.,
H Shares	384,400	294,464
Baoye Group Co., Ltd. Class H*	22,000	13,516
BBMG Corp., H Shares	143,000	52,858
Beijing Capital Land Ltd., H Shares	100,000	43,081
Beijing Enterprises Holdings Ltd.	33,500	163,111
Beijing North Star Co., Ltd., Class H	26,000	8,285
Bosideng International Holdings Ltd.	64,000	8,810
BYD Electronic
International Co., Ltd.@	24,000	32,854
C C Land Holdings Ltd.	172,500	38,477
Central China Real Estate Ltd.	56,000	26,124
CGN Meiya Power
Holdings Co., Ltd.*±	152,000	26,930
Chaowei Power Holdings Ltd.@	37,000	18,864
China Aerospace International
Holdings Ltd.	318,000	30,805
China Agri-Industries Holdings Ltd.	203,700	77,891
China Aoyuan Property Group Ltd.	113,000	82,817
China BlueChemical Ltd., H Shares	192,000	70,725
China Cinda Asset Management
Co., Ltd., Class H	330,000	105,996
China Citic Bank Corp., Ltd.,
H Shares	417,000	260,970
China Coal Energy Co., Ltd.,
H Shares	120,000	49,709
China Communication Services
Corp., Ltd., H Shares	227,600	144,179

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Communications
Construction Co., Ltd., H Shares	296,000	$285,979
China Construction Bank Corp.,
H Shares	5,003,810	4,623,945
China Development Bank Financial
Leasing Co., Ltd., H Shares±	68,000	13,088
China Electronics Optics Valley Union
Holding Co., Ltd.	140,000	10,885
China Energy Engineering Corp., Ltd.,
H Shares	122,000	18,660
China Everbright Bank Co., Ltd.,
H Shares	213,000	91,492
China Everbright Ltd.	26,000	47,721
China Evergrande Group*@	11,000	28,041
China Foods Ltd.	46,000	23,980
China Galaxy Securities Co., Ltd.,
H Shares	40,500	20,803
China Harmony New Energy Auto
Holding Ltd.@	41,000	17,611
China High Speed Transmission
Equipment Group Co., Ltd.@	23,000	35,472
China Hongqiao Group Ltd.@	162,500	153,271
China Huiyuan Juice Group Ltd.*§	84,500	21,756
China International Capital Corp., Ltd.,
H Shares@±	22,400	39,914
China Jinmao Holdings Group Ltd.	450,000	225,987
China Lesso Group Holdings Ltd.	73,000	46,337
China Lumena New
Materials Corp.*@§~	224,000	—
China Merchants Bank Co., Ltd.,
H Shares	8,500	31,365
China Merchants Land Ltd.	118,000	20,304
China Merchants Port
Holdings Co., Ltd.	18,421	37,426
China Minsheng Banking Corp., Ltd.,
H Shares	323,880	231,591
China Mobile Ltd.	279,000	2,478,625
China National Building Material
Co., Ltd., H Shares	422,850	418,775
China Oil & Gas Group Ltd.*	200,000	15,550
China Oilfield Services Ltd.,
H Shares	124,000	117,115
China Oriental Group Co., Ltd.	38,000	26,784
China Overseas Grand Oceans
Group Ltd.@	115,500	42,545
China Overseas Land &
Investment Ltd.	338,000	1,113,656
China Petroleum & Chemical
Corp., ADR	4,361	391,792
China Petroleum & Chemical Corp.,
H Shares	2,062,400	1,842,743
China Railway Construction Corp., Ltd.,
H Shares	171,500	173,782
China Railway Group Ltd., H Shares	206,000	155,440
China Reinsurance Group Corp.,
H Shares	196,000	42,969
China Resources Cement
Holdings Ltd.	150,000	151,996
China Resources Enterprise Ltd.	3,456	16,783
China Resources Land Ltd.	246,000	829,344
China Resources Pharmaceutical
Group Ltd.±	75,000	103,816
China SCE Property Holdings Ltd.	151,000	71,597
China Shanshui Cement
Group Ltd.*@§	112,501	47,320
China Shengmu Organic
Milk Ltd.*@±	123,000	10,661
China Shenhua Energy Co., Ltd.	295,500	701,312
China Shineway Pharmaceutical
Group Ltd.	19,000	37,149
China Silver Group Ltd.	116,000	19,073
China Singyes Solar Technologies
Holdings Ltd.@	36,000	11,013
China South City Holdings Ltd.	308,000	60,064
China Southern Airlines Co., Ltd.,
H Shares	40,000	31,457
China Taiping Insurance
Holdings Co., Ltd.	9,600	30,040
China Traditional Chinese Medicine
Holdings Co., Ltd.	58,000	50,196
China Travel International Investment
Hong Kong Ltd.	180,000	70,205
China Unicom Hong Kong Ltd.	132,000	164,882
China Unicom Hong Kong Ltd., ADR	55,304	691,853
China Yurun Food Group Ltd.*@	23,000	3,078
China ZhengTong Auto Services
Holdings Ltd.@	41,000	27,331
China Zhongwang Holdings Ltd.@	154,000	81,460
Chongqing Rural Commercial Bank Co.,
Ltd., H Shares	226,000	134,524
CIFI Holdings Group Co., Ltd.	60,000	38,161
CIMC Enric Holdings Ltd.	4,000	3,808
CITIC Ltd.	289,000	407,405
Citic Resources Holdings Ltd.	150,000	15,869
CITIC Securities Co., Ltd., Class H	19,500	38,972
CNOOC Ltd.	1,424,000	2,457,551
Comba Telecom Systems
Holdings Ltd.*@	193,600	27,637
Concord New Energy Group Ltd.	420,000	18,469
Coolpad Group Ltd.*§	240,200	4,804
COSCO SHIPPING Development Co.,
Ltd., H Shares*	70,200	11,721
COSCO SHIPPING Energy
Transportation Co., Ltd., H Shares	92,000	44,325
COSCO SHIPPING Ports Ltd.	101,835	84,888
Country Garden Holdings Co., Ltd.	23,000	40,456
Country Garden Services
Holdings Co. Ltd.*	2,643	3,389
CPMC Holdings Ltd.@	25,000	15,455
CRCC High-Tech Equipment Corp.,
Ltd., H Shares	64,000	14,520
CSMall Group Ltd.*@	1,933	458
Dah Chong Hong Holdings Ltd.	81,000	40,368
Dongfeng Motor Group Co., Ltd.,
H Shares	168,000	177,730

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Dongyue Group Ltd.	39,000	$32,808
Everbright Securities Co., Ltd.,
Class H±	16,000	19,496
Fantasia Holdings Group Co., Ltd.	142,500	23,794
Far East Horizon Ltd.	32,000	31,039
Fosun International Ltd.	128,000	240,808
Fufeng Group Ltd.@	123,000	55,342
Fullshare Holdings Ltd.@	77,500	38,327
Future Land Development
Holdings Ltd.	58,000	52,488
GCL-Poly Energy Holdings Ltd.*@	899,000	84,794
Gemdale Properties &
Investment Corp., Ltd.	226,000	24,485
Glorious Property Holdings Ltd.*	228,000	12,206
GOME Retail Holdings Ltd.*@	570,000	58,122
Grand Baoxin Auto Group Ltd.	23,000	8,824
Greenland Hong Kong Holdings Ltd.	112,000	41,542
Greentown China Holdings Ltd.@	26,000	34,863
Guangshen Railway Co., Ltd., ADR	2,674	75,193
Guangzhou R&F Properties Co., Ltd.,
H Shares	109,600	221,279
Haitong Securities Co., Ltd., Class H	155,200	156,870
Harbin Bank Co., Ltd., H Shares±	57,000	12,787
Harbin Electric Co., Ltd., H Shares	54,000	15,831
Hengdeli Holdings Ltd.	184,000	8,326
Hi Sun Technology China Ltd.*	72,000	10,554
Hilong Holding Ltd.	109,000	16,950
Hopson Development Holdings Ltd.	58,000	51,675
Hua Han Health Industry
Holdings Ltd.*@§	640,000	16,217
Huaneng Renewables Corp. Ltd.,
H Shares	480,000	159,682
Huishang Bank Corp. Ltd., H Shares	64,000	30,346
Industrial & Commercial
Bank of China Ltd., H Shares	5,636,000	4,216,799
Jiangxi Copper Co., Ltd., H Shares	79,000	100,693
JinkoSolar Holding Co., Ltd. ADR*@	2,344	32,277
Joy City Property Ltd.	226,000	28,230
Ju Teng International Holdings Ltd.	56,000	9,279
K Wah International Holdings Ltd.	55,000	31,687
Kaisa Group Holdings Ltd.	74,000	31,597
Kingboard Chemical Holdings Ltd.	71,000	259,725
Kingboard Laminates Holdings Ltd.	35,500	43,846
Kunlun Energy Co., Ltd.@	318,000	278,457
KWG Property Holding Ltd.	112,500	141,385
Legend Holdings Corp., H Shares±	19,000	57,880
Logan Property Holdings Co., Ltd.	34,000	46,023
Longfor Properties Co., Ltd.	51,500	138,833
Lonking Holdings Ltd.	99,000	45,553
Maanshan Iron & Steel Co., Ltd.,
H Shares*@	116,000	51,601
Maoye International Holdings Ltd.	82,000	8,361
Metallurgical Corp. of China Ltd.,
H Shares	76,000	22,474
Mingfa Group International
Co., Ltd.*§	91,000	652
Minmetals Land Ltd.	152,000	27,123
MMG Ltd.*	55,999	39,186
Modern Land China Co., Ltd.@	50,000	8,476
Nine Dragons Paper Holdings Ltd.	51,000	65,005
PAX Global Technology Ltd.@	52,000	25,650
People’s Insurance Co. Group of China
Ltd. (The), H Shares	379,000	178,254
PetroChina Co., Ltd., H Shares	1,874,000	1,425,994
Poly Culture Group Corp., Ltd.
H Shares	6,400	10,197
Poly Property Group Co., Ltd.	229,000	94,570
Postal Savings Bank of China Co., Ltd.,
Class H±	153,000	99,652
Pou Sheng International
Holdings Ltd.	87,000	16,634
Powerlong Real Estate Holdings Ltd.	165,000	88,961
PW Medtech Group Ltd.*	97,000	19,164
Qinhuangdao Port Co., Ltd.
H Shares	26,500	6,249
Red Star Macalline Group Corp. Ltd.,
H Shares±	34,200	46,120
Renhe Commercial
Holdings Co., Ltd.*	726,000	14,343
Ronshine China Holdings Ltd.*	24,000	31,080
Seaspan Corp.@	3,228	32,861
Semiconductor Manufacturing
International Corp.*@	271,800	353,365
Shandong Chenming Paper Holdings
Ltd., H Shares	35,250	29,204
Shanghai Electric Group Co., Ltd.,
H Shares*	104,000	34,995
Shanghai Industrial Holdings Ltd.	45,000	104,849
Shanghai Industrial Urban Development
Group Ltd.	52,000	9,544
Shanghai Jin Jiang International Hotels
Group Co., Ltd., H Shares	148,000	59,988
Shanghai Prime Machinery Co., Ltd.,
Class H*	106,000	16,348
Shengjing Bank Co., Ltd., H Shares±	28,000	17,059
Shenzhen International Holdings Ltd.	43,597	90,244
Shenzhen Investment Ltd.	347,143	126,546
Shimao Property Holdings Ltd.	131,500	345,276
Shougang Concord International
Enterprises Co., Ltd.*	1,212,000	31,360
Shougang Fushan Resources
Group Ltd.	176,000	41,950
Shui On Land Ltd.	127,500	32,340
Shunfeng International Clean
Energy Ltd.*	220,000	5,945
Sino-Ocean Land Holdings Ltd.	246,212	143,103
Sinofert Holdings Ltd.*	244,000	28,923
Sinopec Engineering Group Co., Ltd.,
H Shares	93,000	97,201
Sinopec Kantons Holdings Ltd.	64,000	30,264
Sinotrans Ltd., H Shares	170,000	89,706
Sinotrans Shipping Ltd.@	51,573	13,607
Sinotruk Hong Kong Ltd.	60,000	98,807
Skyworth Digital Holdings Ltd.	224,477	100,141

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
SOHO China Ltd.	209,000	$99,364
Springland International
Holdings Ltd.	99,000	26,499
Sunac China Holdings Ltd.	12,000	41,985
TCL Electronics Holdings Ltd.	38,667	18,482
Technovator International Ltd.*	34,000	8,451
Texhong Textile Group Ltd.	18,000	27,164
Tian An China Investment Co., Ltd.	10,000	5,595
Tianjin Port Development
Holdings Ltd.*	180,000	21,796
Tianneng Power International Ltd.	26,000	40,497
Tomson Group Ltd.	24,000	8,902
Truly International Holdings Ltd.	120,000	22,943
United Energy Group Ltd.	402,000	53,288
Universal Medical Financial & Technical
Advisory Services Co., Ltd.@±	32,000	25,492
Wasion Group Holdings Ltd.	48,000	26,063
Weichai Power Co., Ltd., H Shares	40,000	55,165
West China Cement Ltd.	198,000	31,546
Xiamen International Port Co., Ltd.,
Class H	94,000	15,096
Xingda International Holdings Ltd.	73,932	21,674
Xtep International Holdings Ltd.	37,500	25,667
Yanzhou Coal Mining Co., Ltd.,
H Shares	120,000	156,929
YuanShengTai Dairy Farm Ltd.*	226,000	5,732
Yuexiu Property Co., Ltd.	785,033	150,090
Yuzhou Properties Co., Ltd.	60,000	35,255
Zhong An Real Estate Ltd.*@	89,000	4,538
Zhongsheng Group Holdings Ltd.	10,000	30,017
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares@	57,000	24,338
		36,798,709
Colombia — 0.4%
Almacenes Exito SA	33,596	185,686
Constructora Conconcreto SA	52,618	14,164
Grupo Argos SA	49,281	333,915
Grupo de Inversiones
Suramericana SA	27,214	349,106
Grupo Nutresa SA	2,733	25,175
		908,046
Czech Republic — 0.2%
CEZ, AS	20,203	478,913

Greece — 0.1%
Alpha Bank AE*	927	2,073
Ellaktor SA*	11,652	26,126
GEK Terna Holding Real Estate
Construction SA*	8,282	49,713
Hellenic Petroleum SA	4,212	35,268
Marfin Investment Group
Holdings SA*	45,244	5,442
Mytilineos Holdings SA	9,411	94,405
		213,027
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	37,874	365,578
OTP Bank PLC	8,053	291,564
Richter Gedeon Nyrt	3,388	61,873
		719,015
India — 12.7%
ACC Ltd.	3,896	76,072
Adani Enterprises Ltd.	48,033	79,044
Adani Green Energy Ltd.*	36,553	14,431
Adani Power Ltd.*	109,878	25,820
Adani Transmissions Ltd.*	32,173	74,616
Aditya Birla Capital Ltd.*	28,455	55,278
Aditya Birla Fashion & Retail Ltd.*	27,428	55,044
Allahabad Bank Ltd.*	20,823	12,689
Ambuja Cements Ltd.	58,052	176,236
Andhra Bank*	22,882	10,871
Apollo Tyres Ltd.	56,881	210,621
Arvind Ltd.	13,452	78,230
Ashoka Buildcon Ltd.	4,899	16,238
Aurobindo Pharma Ltd.	21,564	190,493
Axis Bank Ltd.	134,335	996,312
Axis Bank Ltd. GDR	315	11,750
Bajaj Finserv Ltd.	870	74,029
Bajaj Holdings & Investment Ltd.	5,460	229,748
Balkrishna Industries Ltd.	4,100	62,294
Balrampur Chini Mills Ltd.	11,186	10,359
Bank of Baroda	55,295	90,995
Bank of India*	14,398	18,388
Bharat Electronics Ltd.	37,449	59,359
Bharat Heavy Electricals Ltd.	102,622	107,617
Bharti Airtel Ltd.	220,511	1,227,511
Birla Corp. Ltd.	2,074	21,743
Brigade Enterprises Ltd.	6,374	19,653
Canara Bank	16,899	61,958
Ceat Ltd.	3,536	64,829
CG Power and Industrial
Solutions Ltd.*	49,779	40,614
Chambal Fertilizers and
Chemicals Ltd.	14,403	32,930
Cipla Ltd.	13,757	124,087
City Union Bank Ltd.	17,146	46,046
Coffee Day Enterprises Ltd.*±	3,077	12,301
Container Corp. Of India Ltd.	3,036	28,780
Coromandel International Ltd.	4,611	26,469
Corporation Bank*	735	280
Cox & Kings Ltd.	11,953	36,636
Crompton Greaves Consumer
Electricals Ltd.	21,044	69,415
Cyient Ltd.	7,451	83,422
DCB Bank Ltd.	19,962	47,927
DCM Shriram Ltd.	4,319	18,659
Dewan Housing Finance Corp. Ltd.	30,512	283,232
DLF Ltd.	45,152	124,157
Dr Reddys Laboratories Ltd., ADR	9,596	308,991
EID Parry India Ltd.*	7,288	25,205
EIH Ltd.	13,530	33,591
Engineers India Ltd.	5,986	10,829

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Exide Industries Ltd.	17,849	$67,225
Federal Bank Ltd.	199,378	237,455
Finolex Industries Ltd.	1,266	10,662
Firstsource Solutions Ltd.*	20,730	21,315
Fortis Healthcare Ltd.*	35,112	69,107
GAIL India Ltd.	99,156	492,415
GAIL India Ltd., GDR	276	8,087
Gateway Distriparks Ltd.	5,474	14,149
Glenmark Pharmaceuticals Ltd.	11,671	99,650
Graphite India Ltd.	7,288	89,362
Grasim Industries Ltd.	31,951	469,134
Great Eastern Shipping
Co., Ltd. (The)	11,618	47,810
Gujarat Alkalies & Chemicals Ltd.	2,551	19,808
Gujarat Fluorochemicals Ltd.	5,933	63,790
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	26,956
Gujarat Pipavav Port Ltd.	5,702	8,755
Gujarat State Petronet Ltd.	27,123	71,257
Himachal Futuristic
Communications Ltd.*	111,266	47,095
Hindalco Industries Ltd.	169,579	569,760
Housing Development &
Infrastructure Ltd.*	33,952	10,208
HSIL Ltd.	2,665	13,019
ICICI Bank Ltd.	103,310	414,205
ICICI Bank Ltd., ADR	82,445	662,033
IDBI Bank Ltd.*	16,131	12,949
Idea Cellular Ltd.*	260,350	224,004
IDFC Bank Ltd.	137,152	77,669
IDFC Ltd.	100,426	67,644
IFCI Ltd.*	68,818	15,066
IIFL Holdings Ltd.	25,376	248,149
India Cements Ltd. (The)	43,497	67,072
Indiabulls Housing Finance Ltd.	4,756	79,064
Indiabulls Real Estate Ltd.*	29,702	67,606
Indian Bank*	10,338	51,709
Indian Hotels Co., Ltd. (The)	37,324	71,935
Infosys Ltd.	22,300	426,585
Ipca Laboratories Ltd.	4,046	41,296
J Kumar Infraprojects Ltd.	2,087	7,012
Jagran Prakashan Ltd.	9,161	18,920
Jain Irrigation Systems Ltd.	44,473	49,851
Jaiprakash Associates Ltd.*	179,807	41,990
Jammu & Kashmir Bank Ltd. (The)*	24,690	18,378
Jindal Saw Ltd.	14,261	16,547
Jindal Steel & Power Ltd.*	69,062	224,377
JK Cement Ltd.	1,001	12,769
JM Financial Ltd.	26,872	45,692
JSW Energy Ltd.*	86,186	81,953
JSW Steel Ltd.	146,710	699,557
Jubilant Life Sciences Ltd.	9,690	99,212
Kalpataru Power Transmission Ltd.	5,415	31,827
Karnataka Bank Ltd. (The)	25,825	41,254
Karur Vysya Bank Ltd. (The)	46,053	69,737
Kaveri Seed Co., Ltd.	2,781	22,653
KPIT Technologies Ltd.	21,169	83,962
KPR Mill Ltd.	1,232	11,436
L&T Finance Holdings Ltd.	33,892	74,942
Larsen & Toubro Ltd.	3,836	70,352
Larsen & Toubro Ltd.	25,272	470,288
Laurus Labs Ltd.±	757	5,075
LIC Housing Finance Ltd.	23,128	158,046
Lupin Ltd.	19,092	252,461
Mahindra & Mahindra Financial
Services Ltd.	8,560	58,970
Mahindra & Mahindra Ltd.	55,496	726,231
Mahindra CIE Automotive Ltd.*	2,909	10,997
Manappuram Finance Ltd.	52,506	75,600
Max India Ltd.*	8,945	9,531
Mindtree Ltd.	7,326	105,466
Mphasis Ltd.	16,347	257,677
MRF Ltd.	96	105,227
Muthoot Finance Ltd.	15,546	85,995
National Aluminium Co., Ltd.	68,213	64,415
Nava Bharat Ventures Ltd.	7,718	14,622
NCC Ltd.	58,777	82,012
NIIT Technologies Ltd.	6,690	107,895
Oberoi Realty Ltd.	10,366	72,175
Oriental Bank of Commerce*	14,300	15,810
PC Jeweller Ltd.	7,610	15,156
Persistent Systems Ltd.	5,293	62,567
Petronet LNG Ltd.	18,380	59,018
Piramal Enterprises Ltd.	7,132	263,368
Power Finance Corp. Ltd.	107,658	121,698
Prakash Industries Ltd.*	3,119	6,592
Prestige Estates Projects Ltd.	14,610	57,574
PTC India Ltd.	28,037	30,998
Punjab National Bank*	42,980	47,769
Rain Industries Ltd.	7,350	20,694
Rajesh Exports Ltd.	2,563	22,482
Ramco Cements Ltd. (The)	1,003	10,277
Rashtriya Chemicals &
Fertilizers Ltd.	7,262	7,515
Raymond Ltd.	3,276	43,894
Redington India Ltd.	29,666	47,628
Reliance Communications Ltd.*	167,238	33,318
Reliance Industries Ltd.	354,872	5,040,669
Reliance Industries Ltd., GDR±	20,938	588,358
Reliance Power Ltd.*	91,910	42,927
Repco Home Finance Ltd.	2,062	16,581
Rural Electrification Corp. Ltd.	117,454	180,857
Sadbhav Engineering Ltd.	2,353	9,956
Shilpa Medicare Ltd.	1,821	10,591
Shipping Corp. of India Ltd.*	14,166	12,157
Shriram City Union Finance Ltd.	2,207	65,422
Shriram Transport Finance Co., Ltd.	20,278	383,170
Sintex Plastics Technology Ltd.*	60,470	37,421
Sobha Ltd.	6,105	39,135
Solara Active Pharma Sciences Ltd.*	583	1,934
South Indian Bank Ltd. (The)	112,022	36,379
Srei Infrastructure Finance Ltd.	9,293	8,464
SRF Ltd.	2,665	66,043
State Bank of India*	115,109	435,470
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
State Bank of India Ltd., GDR	2,800	$105,000
Steel Authority of India Ltd.*	48,344	58,459
Strides Shasun Ltd.	3,502	20,138
Sun Pharmaceutical Industries Ltd.	10,119	83,253
Syndicate Bank*	19,381	11,654
Tata Chemicals Ltd.	12,834	130,251
Tata Global Beverages Ltd.	53,503	210,217
Tata Motors Ltd.*	174,932	686,554
Tata Steel Ltd.	55,068	455,719
Tata Steel Ltd.*	3,626	7,319
Tech Mahindra Ltd.	63,552	605,931
TI Financial Holdings Ltd.	7,629	68,479
Time Technoplast Ltd.	13,782	23,495
Tube Investments of India Ltd.	7,629	25,415
TV18 Broadcast Ltd.*	55,772	42,776
Uflex Ltd.	3,166	11,987
Union Bank of India*	28,863	34,628
UPL Ltd.	2,720	24,550
VA Tech Wabag Ltd.	3,303	18,739
Vardhman Textiles Ltd.	2,832	50,427
Vedanta Ltd.	216,392	745,994
Vedanta Ltd., ADR	14,869	202,218
Vijaya Bank	27,968	21,247
Welspun Corp. Ltd.	11,246	19,286
Welspun India Ltd.	16,161	12,725
Wipro Ltd.	160,253	610,114
Wockhardt Ltd.*	4,111	38,401
Zensar Technologies Ltd.	1,122	20,897
		27,042,673
Indonesia — 2.5%
Adaro Energy Tbk PT	2,688,600	335,840
Adhi Karya Persero Tbk PT	265,600	33,177
Agung Podomoro Land Tbk PT	1,262,900	14,630
Alam Sutera Realty Tbk PT	2,593,800	59,370
Aneka Tambang Tbk PT	812,316	50,451
Astra Agro Lestari Tbk PT	61,744	48,258
Astra Otoparts Tbk PT	19,600	1,983
Bank Bukopin Tbk PT	428,300	10,341
Bank Danamon Indonesia Tbk PT	378,773	168,505
Bank Mandiri Tbk PT	1,445,700	691,071
Bank Negara Indonesia
Persero Tbk PT	1,027,766	505,635
Bank Pan Indonesia Tbk PT*	763,800	45,306
Bank Pembangunan Daerah Jawa
Barat Dan Banten Tbk PT	287,000	41,858
Bank Pembangunan Daerah Jawa
Timur Tbk PT	69,000	3,274
Bank Tabungan Negara Tbk PT	671,490	114,805
Bank Tabungan Pensiunan Nasional
Tbk PT	239,100	66,741
Barito Pacific Tbk PT	184,800	25,534
BISI International Tbk PT	94,000	11,315
Bumi Serpong Damai Tbk PT	972,900	106,252
Ciputra Development Tbk PT	1,672,677	119,060
Eagle High Plantations Tbk PT*	1,380,100	17,239
Energi Mega Persada Tbk PT*	93,200	813
Gajah Tunggal Tbk PT	177,100	8,528
Garuda Indonesia Persero Tbk PT*	400,470	6,763
Global Mediacom Tbk PT	1,084,300	41,995
Hanson International Tbk PT*	6,335,700	58,361
Holcim Indonesia Tbk PT*	278,000	10,961
Indah Kiat Pulp & Paper
Corp., Tbk PT	344,500	447,153
Indika Energy Tbk PT	35,200	8,401
Indo Tambangraya Megah Tbk PT	43,600	68,077
Indocement Tunggal
Prakarsa Tbk PT	12,300	11,716
Indofood Sukses Makmur Tbk PT	571,200	265,072
Intiland Development Tbk PT	1,370,300	35,381
Japfa Comfeed Indonesia Tbk PT	565,400	63,326
Krakatau Steel Persero Tbk PT*	255,200	8,121
Lippo Cikarang Tbk PT*	74,400	9,294
Lippo Karawaci Tbk PT	2,849,275	67,603
Medco Energi Internasional Tbk PT*	1,439,066	96,909
Media Nusantara Citra Tbk PT	501,200	32,178
Mitra Adiperkasa Tbk PT	518,000	32,533
MNC Investama Tbk PT*	4,910,300	35,294
Modernland Realty Tbk PT	1,758,100	35,579
Multipolar Tbk PT	1,293,500	9,027
Pabrik Kertas Tjiwi Kimia Tbk PT	98,800	112,727
Panin Financial Tbk PT*	2,998,200	42,682
Pembangunan Perumahan
Persero Tbk PT	281,400	39,176
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT	731,500	50,536
Ramayana Lestari Sentosa Tbk PT	356,300	37,047
Salim Ivomas Pratama Tbk PT	482,300	16,559
Semen Indonesia Persero Tbk PT	326,800	162,488
Sentul City Tbk PT*	1,477,400	11,341
Siloam International
Hospitals Tbk PT*	40,400	14,731
Sri Rejeki Isman Tbk PT	996,900	23,931
Summarecon Agung Tbk PT	674,800	42,616
Surya Semesta Internusa Tbk PT	393,100	15,499
Tambang Batubara Bukit Asam
Persero Tbk PT	411,800	114,086
Tiga Pilar Sejahtera Food Tbk PT*	168,600	2,871
Timah Tbk PT	762,382	43,093
Tunas Baru Lampung Tbk PT	317,700	19,621
United Tractors Tbk PT	155,400	342,682
Vale Indonesia Tbk PT*	326,300	91,992
Visi Media Asia Tbk PT*	498,300	6,607
Waskita Beton Precast Tbk PT	1,138,000	29,065
Waskita Karya Persero Tbk PT	362,700	48,723
Wijaya Karya Persero Tbk PT	459,200	42,459
XL Axiata Tbk PT*	600,900	105,671
		5,239,933
Korea — 17.2%
Asiana Airlines, Inc.*	18,788	69,791
BGF Co. Ltd.	1,134	10,989
BNK Financial Group, Inc.	43,541	365,283
Chongkundang Holdings Corp.	360	20,931
CJ Corp.	1,333	169,839
CJ E&M Corp.§	246	25,328

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
CJ Hellovision Co., Ltd.	4,225	$40,942
CJ O Shopping Co., Ltd.	354	88,810
Daeduck Electronics Co.	4,060	30,418
Daeduck GDS Co., Ltd.	2,075	24,855
Daelim Industrial Co., Ltd.	4,243	291,242
Daesang Corp.	3,420	81,472
Daesang Holdings Co., Ltd.	3,626	29,737
Daewoo Engineering &
Construction Co., Ltd.*	18,477	97,317
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.*	4,385	106,232
Daishin Securities Co., Ltd.	5,898	61,917
Daou Technology, Inc.	1,120	23,264
DGB Financial Group, Inc.	24,113	221,766
Dong Ah Tire & Rubber Co., Ltd.*	897	11,348
Dong Ah Tire & Rubber Co., Ltd.	652	19,393
Dong-A Socio Holdings Co., Ltd.	427	39,271
Dongbu Insurance Co., Ltd.	5,871	310,802
Dongkuk Steel Mill Co., Ltd.	7,956	60,250
Dongwon Development Co., Ltd.	7,412	25,937
Doosan Bobcat, Inc.*	3,213	92,253
Doosan Corp.	1,027	95,835
Doosan Heavy Industries &
Construction Co., Ltd.*	8,678	121,858
Doosan Infracore Co., Ltd.*	21,468	185,690
E-Mart Co., Ltd.	2,632	601,027
Easy Bio, Inc.	6,222	46,728
Eugene Corp.	10,995	74,484
Eugene Investment &
Securities Co., Ltd.*	8,694	23,441
Fila Korea Ltd.	3,795	114,582
GS Engineering &
Construction Corp.	6,437	265,681
GS Holdings Corp.	9,519	464,633
Halla Holdings Corp.	1,447	57,192
Hana Financial Group, Inc.	40,725	1,565,784
Handsome Co., Ltd.	1,970	73,621
Hanil Cement Co., Ltd.§	425	54,722
Hanjin Kal Corp.	4,736	71,816
Hanjin Transportation Co., Ltd.	2,144	40,976
Hankook Tire Co., Ltd.	8,868	334,987
Hansol Holdings Co., Ltd.	6,970	27,986
Hansol Paper Co., Ltd.	2,232	33,545
Hanwha Chem Corp.	20,042	392,928
Hanwha Corp.	8,404	237,906
Hanwha General Insurance Co., Ltd.	8,055	47,195
Hanwha Investment &
Securities Co., Ltd.*	18,065	42,144
Hanwha Life Insurance Co., Ltd.	58,215	276,841
Hanwha Techwin Co., Ltd.*	3,619	76,147
HDC Hyundai Development Co.-
Engineering & Construction*	1,703	82,361
Heungkuk Fire & Marine
Insurance Co., Ltd.*	7,083	41,373
HMC Investment Securities Co. Ltd.	1,658	14,787
Humax Co., Ltd.*	1,390	10,389
Hy-Lok Corp.	918	21,086
Hyosung Corp.§	1,155	138,869
Hyundai Construction
Equipment Co., Ltd.*	684	86,536
Hyundai Department Store Co., Ltd.	2,735	283,439
Hyundai Development Co.	1,219	31,282
Hyundai Electric & Energy
System Co., Ltd.*	612	38,439
Hyundai Engineering &
Construction Co., Ltd.	12,316	635,415
Hyundai Greenfood Co., Ltd.	4,553	58,215
Hyundai Heavy Industries Co., Ltd.*	4,783	437,744
Hyundai Hy Communications &
Networks Co., Ltd.	3,997	16,031
Hyundai Marine & Fire
Insurance Co., Ltd.	2,045	61,836
Hyundai Mobis Co., Ltd.	188	35,761
Hyundai Motor Co.	18,352	2,066,555
Hyundai Robotics Co., Ltd.*	1,370	434,540
Hyundai Rotem Co., Ltd.*	1,321	33,247
Hyundai Steel Co.	15,304	722,288
Hyundai Wia Corp.	3,011	110,093
Ilshin Spinning Co., Ltd.	296	30,543
iMarketKorea, Inc.	1,693	10,497
Industrial Bank of Korea	40,096	554,041
Interpark Holdings Corp.	7,348	18,626
IS Dongseo Co., Ltd.	1,670	41,581
JB Financial Group Co., Ltd.	14,459	72,263
KB Financial Group, Inc.	6,566	311,068
KB Financial Group, Inc., ADR	38,730	1,800,170
KCC Corp.	88	25,899
KH Vatec Co., Ltd.*	2,458	23,599
Kia Motors Corp.	32,165	890,346
KISWIRE Ltd.	933	24,403
Kolon Corp.	460	17,376
Kolon Industries, Inc.	2,613	158,492
Korea Electric Terminal Co. Ltd.	682	26,864
Korea Investment Holdings Co., Ltd.	3,603	271,882
Korea Line Corp.*	2,642	52,982
Korean Air Lines Co., Ltd.	4,515	114,445
Korean Reinsurance Co.	11,902	126,549
KT Skylife Co. Ltd.	2,021	24,843
Kukdo Chemical Co. Ltd.	393	21,686
Kumho Tire Co., Inc.*	15,238	86,273
Kwang Dong Pharmaceutical
Co., Ltd.	2,450	16,861
Kwangju Bank	4,582	43,991
Kyobo Securities Co. Ltd.	2,156	18,474
LF Corp.	3,054	77,001
LG Chem Ltd.	202	60,446
LG Corp.	8,648	559,462
LG Display Co., Ltd.	12,166	199,765
LG Display Co., Ltd., ADR@	62,695	516,607
LG Electronics, Inc.	10,008	745,324
LG Hausys Ltd.	907	56,479
LG International Corp.	4,279	92,721
LG Uplus Corp.	25,664	322,383
Lotte Chemical Corp.	860	268,533
Lotte Chilsung Beverage Co., Ltd.	47	64,817

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Lotte Confectionery Co. Ltd.	72	$11,693
LOTTE Fine Chemicals Co., Ltd.	2,950	172,050
LOTTE Himart Co., Ltd.	1,781	125,924
Lotte Shopping Co., Ltd.	1,381	260,215
LS Corp.	3,430	230,821
Lumens Co. Ltd.*	5,701	18,262
Mando Corp.	645	22,223
Meritz Financial Group, Inc.	3,430	41,240
Meritz Fire & Marine
Insurance Co., Ltd.	4,237	72,993
Meritz Securities Co., Ltd.	51,373	163,638
Mirae Asset Daewoo Co., Ltd.	34,721	265,431
Mirae Asset Life Insurance Co., Ltd.	13,679	68,119
Muhak Co., Ltd.	2,076	28,220
Namyang Dairy Products Co., Ltd.	41	23,691
Nexen Corp.	2,630	15,433
Nexen Tire Corp.	5,151	47,374
NH Investment & Securities Co., Ltd.	15,768	211,513
NHN Entertainment Corp.*	628	36,570
Nong Shim Co., Ltd.	339	98,856
Nong Shim Holdings Co., Ltd.	185	17,097
NS Shopping Co. Ltd.	816	9,665
OCI Co., Ltd.	2,081	192,322
Orion Holdings Corp.	472	11,647
Pan Ocean Co., Ltd.*	16,538	72,488
Poongsan Corp.	2,993	91,442
Posco Daewoo Corp.	5,839	112,117
POSCO, ADR	48,762	3,614,239
S&T Dynamics Co., Ltd.*	1,950	12,108
S&T Motiv Co., Ltd.	1,233	36,509
S-Oil Corp.	233	22,892
Sajo Industries Co., Ltd.	327	18,661
Samsung C&T Corp.	4,273	446,662
Samsung Card Co., Ltd.	3,768	129,488
Samsung Electro-Mechanics
Co., Ltd.	352	46,902
Samsung Electronics Co., Ltd.	1,450	60,693
Samsung Fire & Marine
Insurance Co., Ltd.	1,907	451,725
Samsung Heavy Industries Co., Ltd.*	44,479	284,953
Samsung Life Insurance Co., Ltd.	9,605	848,032
Samsung SDI Co., Ltd.	335	64,325
Samsung Securities Co., Ltd.	7,286	227,177
Samyang Corp.	427	31,417
Samyang Holdings Corp.	578	61,716
SeAH Besteel Corp.	1,570	30,217
SeAH Steel Corp.	446	30,454
Sebang Co., Ltd.	1,306	14,706
Sebang Global Battery Co., Ltd.	944	26,808
Seohan Co., Ltd.	5,607	10,389
Shinhan Financial Group Co., Ltd.	20,588	799,875
Shinhan Financial
Group Co., Ltd., ADR@	38,643	1,486,983
Shinsegae Co., Ltd.	1,093	393,755
SK Chemicals Co., Ltd.	1,596	52,770
SK Chemicals Co., Ltd.*	1,713	142,788
SK Gas Co., Ltd.	881	74,227
SK Holdings Co., Ltd.*	395	91,795
SK Hynix, Inc.	764	58,748
SK Innovation Co., Ltd.	11,354	2,057,881
SK Networks Co., Ltd.	19,140	77,281
SK Securities Co. Ltd.*	28,708	27,047
SKC Co., Ltd.	4,392	170,045
SL Corp.	2,574	41,918
Ssangyong Cement
Industrial Co., Ltd.	3,604	91,838
Ssangyong Motor Co.*	7,906	32,419
Sung Kwang Bend Co., Ltd.	4,581	47,680
Sungwoo Hitech Co., Ltd.	7,756	30,064
Taekwang Industrial Co., Ltd.	61	76,024
Taewoong Co., Ltd.*	2,152	31,281
Taeyoung Engineering &
Construction Co., Ltd.	6,376	79,235
Tongyang Life Insurance Co., Ltd.	6,487	43,014
Tongyang, Inc.	18,180	31,890
Unid Co., Ltd.	1,035	48,291
Wonik Holdings Co., Ltd.*	5,077	25,920
Woori Bank	44,495	650,757
Woori Bank, ADR@	4,791	210,660
Young Poong Corp.	19	13,673
Youngone Corp.	2,011	60,447
Youngone Holdings Co., Ltd.	787	38,767
Yuanta Securities Korea Co., Ltd.*	15,682	51,851
		36,684,755
Malaysia — 2.8%
Aeon Co. M Bhd	37,500	21,073
Affin Holdings Bhd	65,370	41,428
AirAsia Bhd	129,400	95,781
Alliance Financial Group Berhad	167,400	167,421
AMMB Holdings Berhad	305,987	284,058
Batu Kawan Berhad	18,800	83,307
Berjaya Corp. Berhad*	455,775	33,849
Berjaya Land Berhad*	215,200	15,183
Boustead Holdings Berhad	114,039	69,448
Boustead Plantations Bhd	55,720	17,242
Bumi Armada Bhd*	442,100	78,800
Cahya Mata Sarawak Bhd	38,500	22,398
CIMB Group Holdings Bhd	720,287	971,795
Coastal Contracts Bhd	53,100	12,488
DRB-Hicom Berhad	191,500	92,917
Eastern & Oriental Bhd	81,600	31,715
Eco World Development Group Bhd*	176,300	53,682
Ekovest Bhd	165,800	27,089
Felda Global Ventures Holdings Bhd	258,800	96,742
Gamuda Berhad	21,900	17,728
Genting Bhd	20,800	43,304
Genting Malaysia Bhd	292,500	353,361
HAP Seng Consolidated Berhad	44,800	108,687
Hap Seng Plantations
Holdings Berhad	19,600	10,869
Hengyuan Refining Co. Bhd	4,800	7,427
Hong Leong Bank Bhd	14,300	64,429
Hong Leong Financial Group Berhad	35,521	158,281

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
IJM Corp. Berhad	421,460	$186,759
IOI Properties Group Bhd	244,750	96,943
Jaya Tiasa Holdings Bhd	54,200	8,990
KNM Group Bhd*	258,360	11,512
KSL Holdings Bhd*	91,419	19,010
Mah Sing Group Bhd	205,885	54,536
Malayan Banking Bhd	128,645	286,621
Malaysia Airports Holdings Bhd	35,800	77,990
Malaysia Building Society Bhd	235,486	67,623
Malaysian Pacific Industries Bhd	9,700	24,589
Malaysian Resources Corp. Bhd	336,800	50,026
Matrix Concepts Holdings Bhd	42,800	21,085
Media Prima Bhd	120,700	14,342
Mega First Corp. Bhd	24,800	22,347
MISC Berhad	214,220	313,945
MKH Bhd	63,050	21,852
MMC Corp. Berhad	115,100	38,181
Muhibbah Engineering M Bhd	47,400	35,202
Multi-Purpose Holdings Bhd	86,100	44,547
Oriental Holdings Berhad	23,560	35,811
OSK Holdings Berhad	74,455	17,971
Parkson Holdings Bhd*	57,151	8,206
Pos Malaysia Berhad	21,200	20,888
PPB Group Berhad	18,000	87,694
Press Metal Bhd	21,560	23,271
RHB Capital Berhad	130,771	176,757
Sapura Energy Bhd*	662,200	104,916
Sarawak Oil Palms Bhd	20,500	15,986
Selangor Properties Bhd	6,500	6,565
Sime Darby Bhd	189,000	114,630
Sime Darby Property Bhd	142,300	42,273
SP Setia Bhd Group	146,611	112,512
Star Publications Malaysia Bhd	2,200	594
Sunway Bhd	260,647	100,013
Supermax Corp. Bhd	55,800	57,603
Ta Ann Holdings Bhd	33,360	21,720
TA Enterprise Bhd	140,200	22,733
TA Global Berhad	55,560	4,401
TAN Chong Motor Holdings Bhd	9,600	4,278
Time dotCom Bhd	35,580	67,293
UEM Sunrise Bhd	225,600	39,652
UMW Holdings Bhd	48,300	71,383
UMW Oil & Gas Corp. Bhd*	716,531	49,667
Unisem M Bhd	98,500	56,328
United Malacca Bhd	7,800	11,701
UOA Development Bhd	105,700	62,276
Wah Seong Corp. Bhd*	3,573	1,123
WCT Holdings Bhd	159,955	32,074
YTL Corp. Berhad	868,845	243,049
		5,989,970
Mexico — 3.6%
Alfa SAB de CV, Class A	432,223	501,860
Alpek SA de CV	61,784	91,430
Axtel SAB de CV*	61,878	12,369
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand Class B	230,619	310,507
Cemex SAB de CV*	1,439,154	947,105
Coca-Cola Femsa SAB de CV,
Series L	24,353	137,373
Consorcio ARA SAB de CV	72,788	24,739
Corp. Actinver SAB de CV	700	469
Corpovael SA de CV	14,843	11,278
Credito Real SAB de CV SOFOM ER	28,241	33,004
El Puerto de Liverpool SAB de CV,
Series C	19,347	123,786
Elementia SAB de CV*±	22,420	15,195
Fomento Economico Mexicano SAB
de CV	3,325	29,221
Genomma Lab Internacional SAB
de CV, Series B*	44,630	37,371
Gentera SAB de CV	77,854	68,602
Grupo Aeromexico SAB de CV*	36,839	49,860
Grupo Carso SAB de CV, Series A	48,027	162,482
Grupo Cementos de Chihuahua SAB
de CV	12,907	83,543
Grupo Comercial Chedraui SA de CV	54,670	126,626
Grupo Elektra SAB de CV	3,140	85,566
Grupo Financiero Banorte SAB
de CV	217,860	1,281,036
Grupo Financiero Inbursa SA	193,280	271,523
Grupo Financiero Interacciones SA
de CV	16,197	77,722
Grupo Herdez SAB de CV	19,563	40,721
Grupo Hotelero Santa Fe SAB
de CV*	22,600	11,618
Grupo Industrial Saltillo SAB de CV	17,740	24,118
Grupo Mexico SAB de CV, Series B	472,560	1,339,379
Grupo Rotoplas SAB de CV	8,503	11,192
Grupo Sanborns SAB de CV	49,041	46,917
Grupo Simec SAB de CV, Series B*	9,186	28,820
Grupo Televisa SAB	31,478	119,396
Hoteles City Express SAB de CV*	17,476	18,673
Industrias Bachoco SAB de CV, ADR	1,639	94,456
Industrias Bachoco SAB de CV,
Series B	5,634	27,004
Industrias CH SAB de CV, Series B*	23,916	103,562
Industrias Penoles SAB de CV	13,511	242,589
La Comer SAB de CV*	37,216	38,921
Mexichem SAB de CV	150,008	433,401
Minera Frisco SAB de CV, Class A1*	59,337	22,318
Nemak SAB de CV±	56,001	38,490
OHL Mexico SAB de CV	17,691	25,788
Organizacion Cultiba SAB de CV	12,807	10,640
Organizacion Soriana SAB de CV,
Class B*	92,061	162,426
Promotora y Operadora de
Infraestructura SAB de CV	1,600	11,601
Promotora y Operadora de
Infraestructura SAB de CV	15,765	141,105
Rassini SAB de CV	7,030	24,067
Rassini SAB de CV, Class A	5,574	10,101

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
TV Azteca SAB de CV	109,303	$13,264
Unifin Financiera SAB de CV
SOFOM ENR	6,817	18,288
Vitro SAB de CV, Series A	11,941	37,278
		7,578,800
Philippines — 1.0%
Alliance Global Group, Inc.*	479,100	104,317
Ayala Corp.	1,760	30,341
Bank of the Philippine Islands	35,859	59,465
BDO Unibank, Inc.	90,417	212,626
Belle Corp.	180,000	10,591
Bloomberry Resorts Corp.	110,000	20,096
Cebu Air, Inc.	23,560	30,594
CEMEX Holdings Philippines, Inc.*±	125,000	7,401
China Banking Corp.	80,076	50,416
Cosco Capital, Inc.	257,000	29,279
DMCI Holdings, Inc.	109,000	21,446
East West Banking Corp.	72,150	19,116
Emperador, Inc.	147,300	20,397
Energy Development Corp.*	161,936	15,870
Filinvest Land, Inc.	1,435,000	37,645
First Philippine Holdings Corp.	33,750	38,640
GT Capital Holdings, Inc.	6,900	117,656
International Container Terminal
Services, Inc.	6,840	9,907
JG Summit Holdings, Inc.	312,620	292,894
Lopez Holdings Corp.	414,200	27,708
LT Group, Inc.	220,200	74,600
Megaworld Corp.	1,270,700	101,908
Metropolitan Bank & Trust	47,880	65,853
Petron Corp.	421,800	70,185
Philex Mining Corp.	66,900	5,641
Philippine National Bank*	30,748	27,771
Pilipinas Shell Petroleum Corp.	22,540	21,667
Premium Leisure Corp.	846,000	13,791
Rizal Commercial Banking Corp.	47,790	25,074
Robinsons Land Corp.	405,855	141,451
Robinsons Retail Holdings, Inc.	22,800	33,964
San Miguel Corp.	67,120	173,562
San Miguel Food and Beverage, Inc.	11,200	12,550
Security Bank Corp.	27,840	104,333
Top Frontier Investment
Holdings, Inc.*	8,630	41,883
Travellers International Hotel
Group, Inc.	183,800	16,738
Union Bank of the Philippines	8,590	14,084
Vista Land & Lifescapes, Inc.	871,900	100,313
		2,201,773
Poland — 1.4%
Alior Bank SA*	2,291	40,919
Amica SA	306	8,888
Asseco Poland SA	14,266	152,500
Bank Millennium SA*	74,860	160,287
Ciech SA	1,973	28,154
Cyfrowy Polsat SA	19,613	121,166
Enea SA	32,379	79,010
Grupa Azoty SA	6,701	77,106
Grupa Lotos SA	18,149	275,798
Kernel Holding SA	6,315	80,167
KGHM Polska Miedz SA	13,620	319,987
LC Corp. SA	26,490	17,327
Lubelski Wegiel Bogdanka SA	963	13,858
mBank SA	263	28,072
Netia SA	17,231	23,231
Orbis SA	1,581	37,397
PGE SA*	122,611	305,738
PKP Cargo SA*	3,933	46,621
Polski Koncern Naftowy Orlen SA	34,685	778,402
Powszechna Kasa Oszczednosci Bank
Polski SA*	21,670	214,001
Stalprodukt SA	83	10,038
Tauron Polska Energia SA*	117,990	72,136
Vistula Group SA*	11,906	14,590
		2,905,393
Russia — 2.2%
Gazprom PAO, ADR	313,569	1,380,017
Lukoil PJSC, ADR	38,049	2,601,790
Magnitogorsk Iron & Steel Works
PJSC, GDR	5,895	52,112
Rosneft Oil Co. PJSC, GDR	53,458	332,509
RusHydro PJSC, ADR	61,905	65,000
VTB Bank PJSC	115,250	175,526
		4,606,954
Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	906	9,510

South Africa — 7.1%
Adcock Ingram Holdings Ltd.	2,265	9,932
Aeci Ltd.	22,951	176,932
African Oxygen Ltd.	8,358	18,096
African Phoenix Investments Ltd.*	72,611	3,494
African Rainbow Minerals Ltd.	10,821	86,063
Alexander Forbes Group
Holdings Ltd.	100,385	42,225
Allied Electronics Corp. Ltd.,
Class A*	12,228	13,817
Alviva Holdings Ltd.	14,413	18,913
Anglo American Platinum Ltd.	5,113	133,812
AngloGold Ashanti Ltd.	9,833	80,370
AngloGold Ashanti Ltd., ADR	47,680	391,453
ArcelorMittal South Africa Ltd.*	23,974	3,705
Ascendis Health Ltd.	19,546	15,531
Aspen Pharmacare Holdings Ltd.	8,866	166,895
Assore Ltd.	2,711	57,819
Aveng Ltd.*@	559,813	5,713
Barclays Africa Group Ltd.	80,281	936,334
Barloworld Ltd.	39,661	374,998
Bidvest Group Ltd. (The)	2,102	30,189
Blue Label Telecoms Ltd.	17,959	13,603
Caxton & CTP Publishers &
Printers Ltd.	18,814	13,715
Clover Industries Ltd.	27,051	32,341

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Consolidated Infrastructure
Group Ltd.*	13,903	$3,476
DataTec Ltd.	54,410	84,168
EOH Holdings Ltd.	6,411	15,133
Exxaro Resources Ltd.	30,820	282,418
Gold Fields Ltd., ADR@	163,422	583,417
Grindrod Ltd.*	36,236	24,778
Group Five Ltd.*	12,182	1,190
Harmony Gold Mining Co.,
Ltd., ADR@	55,043	85,867
Hudaco Industries Ltd.	4,134	45,642
Impala Platinum Holdings Ltd.*@	51,101	75,436
Imperial Holdings Ltd.	34,161	487,829
Investec Ltd.	35,003	245,117
Invicta Holdings Ltd.@	2,388	6,438
KAP Industrial Holdings Ltd.	132,422	72,305
Kumba Iron Ore Ltd.@	9,150	196,614
Lewis Group Ltd.	16,007	36,302
Liberty Holdings Ltd.	21,825	185,069
Life Healthcare Group
Holdings Ltd.@	69,241	125,585
Merafe Resources Ltd.	282,183	35,382
Metair Investments Ltd.	23,331	26,380
Mmi Holdings Ltd.	152,272	196,147
Mondi Ltd.	1,108	30,014
Mpact Ltd.	27,799	47,624
MTN Group Ltd.	258,486	2,033,216
Murray & Roberts Holdings Ltd.	70,150	89,544
Nampak Ltd.*	66,852	76,416
Nedbank Group Ltd.	27,286	496,449
Omnia Holdings Ltd.	11,411	109,805
Peregrine Holdings Ltd.	23,191	36,450
PPC Ltd.*	147,503	77,744
Raubex Group Ltd.	16,897	23,872
RCL Foods Ltd.	15,951	20,094
Reunert Ltd.	18,811	110,075
Rhodes Food Group Pty Ltd.@	12,062	16,118
Royal Bafokeng Platinum Ltd.*	9,415	13,672
Sanlam Ltd.	5,068	25,888
Sappi Ltd.	69,419	463,046
Sasol Ltd.	25,120	920,856
Sasol Ltd., ADR	42,583	1,555,983
Sibanye-Stillwater*@	218,513	131,100
Standard Bank Group Ltd.	200,112	2,799,015
Steinhoff International
Holdings NV*@	277,126	26,061
Super Group Ltd.*	56,256	143,700
Telkom SA SOC Ltd.@	55,054	196,818
Tongaat Hulett Ltd.	15,539	90,646
Trencor Ltd.	18,684	46,174
Tsogo Sun Holdings Ltd.	43,003	64,265
Wilson Bayly Holmes-Ovcon Ltd.	6,827	74,404
		15,159,692
Taiwan — 17.4%
A-DATA Technology Co., Ltd.	20,000	43,098
Ability Enterprise Co., Ltd.	25,195	13,553
AcBel Polytech, Inc.	46,000	28,591
Acer, Inc.*	267,884	218,781
Alpha Networks, Inc.	53,200	37,778
Altek Corp.	23,905	31,519
Ambassador Hotel (The)	20,000	15,022
AmTRAN Technology Co., Ltd.	99,360	44,973
Arcadyan Technology Corp.	17,000	41,094
Ardentec Corp.	61,092	67,627
Asia Cement Corp.	269,269	295,866
Asia Optical Co., Inc.	13,000	40,081
Asia Pacific Telecom Co., Ltd.*	192,000	50,380
Asia Polymer Corp.	27,578	15,875
Asia Vital Components Co., Ltd.	53,000	49,804
Asustek Computer, Inc.	78,000	712,498
AU Optronics Corp.	868,000	367,260
AU Optronics Corp., ADR@	73,574	311,218
BES Engineering Corp.	229,000	63,393
Capital Securities Corp.	239,661	88,826
Career Technology MFG. Co., Ltd.	46,418	95,459
Casetek Holdings Ltd.	23,751	57,803
Cathay Financial Holding Co., Ltd.	1,067,000	1,882,828
Cathay Real Estate
Development Co., Ltd.	70,000	36,735
Chang Hwa Commercial Bank Ltd.	597,265	346,740
Cheng Loong Corp.	114,000	64,126
Cheng Uei Precision
Industry Co., Ltd.	62,543	66,669
Chia Hsin Cement Corp.	22,000	9,272
Chin-Poon Industrial Co., Ltd.	55,000	69,633
China Airlines Ltd.*	422,111	131,804
China Bills Finance Corp.	110,000	51,774
China Chemical &
Pharmaceutical Co. Ltd.	19,000	12,339
China Development Financial
Holding Corp.	1,322,468	483,642
China Life Insurance Co., Ltd.	245,513	258,490
China Metal Products	31,000	29,232
China Motor Corp.	56,195	52,253
China Steel Corp.	2,044,800	1,589,509
China Synthetic Rubber Corp.	64,324	98,632
Chipbond Technology Corp.	82,000	170,248
ChipMOS TECHNOLOGIES, Inc.	34,000	25,705
Chun Yuan Steel	30,000	11,119
Chung Hung Steel Corp.*	105,000	43,566
Chung Hwa Pulp Corp.	79,367	27,724
Chung-Hsin Electric & Machinery
Manufacturing Corp.	87,000	59,924
Clevo Co.	71,000	79,876
CMC Magnetics Corp.*	288,337	85,115
Compal Electronics, Inc.	671,000	422,559
Compeq Manufacturing Co., Ltd.	127,000	134,754
Continental Holdings Corp.	42,000	18,115
Coretronic Corp.	64,800	90,435
CSBC Corp.*	67,240	39,367
CTBC Financial Holding Co., Ltd.	2,578,280	1,856,216
CyberTAN Technology, Inc.	37,000	21,905
D-Link Corp.	77,112	35,156
Darfon Electronics Corp.	17,000	45,165
Darwin Precisions Corp.	38,000	35,771

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Depo Auto Parts Ind Co., Ltd.	12,000	$31,684
Dynapack International
Technology Corp.	23,000	30,817
E Ink Holdings, Inc.	75,000	83,392
E.Sun Financial Holding Co., Ltd.	1,043,299	727,163
Elite Semiconductor Memory
Technology, Inc.	45,000	59,481
Elitegroup Computer
Systems Co., Ltd.*	58,877	33,891
Entie Commercial Bank Co., Ltd.	45,000	20,516
Epistar Corp.*	146,828	183,725
Eternal Materials Co., Ltd.	42,048	38,409
Eva Airways Corp.	334,469	161,812
Everest Textile Co., Ltd.	43,680	18,840
Evergreen International Storage &
Transport Corp.	54,000	23,379
Evergreen Marine Corp. Taiwan Ltd.*	245,938	104,866
Everlight Chemical Industrial Corp.	56,000	34,164
Everlight Electronics Co., Ltd.	51,000	64,234
Far Eastern Department Stores Ltd.	134,220	86,065
Far Eastern International Bank	308,101	102,065
Far Eastern New Century Corp.	519,338	492,280
Farglory Land Development Co., Ltd.	51,721	54,964
Federal Corp.	75,590	30,495
Feng Hsin Iron & Steel Co.	54,000	103,613
First Financial Holding Co., Ltd.	1,168,658	789,621
First Steamship Co., Ltd.*	36,000	14,819
FocalTech Systems Co., Ltd.	26,000	22,684
Formosa Chemicals & Fibre Corp.	54,000	215,196
Formosa Taffeta Co., Ltd.	46,000	50,317
Formosan Rubber Group, Inc.	55,080	26,195
Formosan Union Chemical	19,715	12,221
Foxconn Technology Co., Ltd.	41,127	100,631
Fubon Financial Holding Co., Ltd.	1,119,211	1,875,844
Fulltech Fiber Glass Corp.	31,000	18,658
Gemtek Technology Corp.	47,000	42,008
Genius Electronic Optical Co., Ltd.*	4,000	62,778
Getac Technology Corp.	45,000	64,943
Giantplus Technology Co. Ltd.	37,000	16,990
Gigabyte Technology Co., Ltd.	65,000	143,694
Gigastorage Corp.*	77,000	26,771
Gintech Energy Corp.*	57,805	24,647
Gloria Material Technology Corp.	94,392	58,669
Goldsun Building Materials Co., Ltd.*	193,953	59,671
Grand Pacific Petrochemical	148,000	142,231
Great Wall Enterprise Co., Ltd.	88,300	118,019
Greatek Electronics, Inc.	33,000	58,556
Green Energy Technology, Inc.*	40,149	16,395
Green Seal Holding Ltd.	13,000	12,898
Hannstar Board Corp.	36,000	35,482
HannStar Display Corp.	443,770	132,599
HannsTouch Solution, Inc.*	30,000	8,167
Hey Song Corp.	31,750	33,116
Highwealth Construction Corp.	86,000	127,638
Hiroca Holdings Ltd.	8,000	27,027
Ho Tung Chemical Corp.*	108,688	30,373
Hon Hai Precision Industry Co., Ltd.	780,335	2,129,454
Hong Pu Real Estate
Development Co., Ltd.	45,000	32,324
Hsin Kuang Steel Co., Ltd.	20,000	25,518
HTC Corp.*	69,000	128,773
Hua Nan Financial
Holdings Co., Ltd.	891,245	518,871
Huaku Development Co., Ltd.	39,000	84,809
Hung Sheng Construction Co., Ltd.	66,000	88,430
Ichia Technologies, Inc.*§	72,000	43,807
Innolux Corp.	1,550,757	556,957
Inventec Co., Ltd.	261,282	205,248
ITEQ Corp.	20,000	46,641
Jih Sun Financial Holdings Co., Ltd.	235,822	70,541
KEE TAI Properties Co., Ltd.	99,000	36,530
Kindom Construction Corp.	42,000	30,444
King Yuan Electronics Co., Ltd.	185,100	168,474
King’s Town Bank Co., Ltd.	121,000	129,777
Kinpo Electronics	230,000	75,061
Kinsus Interconnect
Technology Corp.	44,000	75,478
Kuoyang Construction Co., Ltd.*	39,000	17,525
L&K Engineering Co., Ltd.	16,000	17,554
LCY Chemical Corp.	61,000	94,336
Lealea Enterprise Co., Ltd.*	109,406	38,576
Lextar Electronics Corp.*	40,000	25,059
Li Peng Enterprise Co., Ltd.*	91,245	24,301
Lien Hwa Industrial Corp.	48,923	60,575
Lingsen Precision Industries Ltd.	41,000	16,608
Lite-On Semiconductor Corp.	21,000	29,377
Lite-On Technology Corp.	319,874	387,141
Long Bon International Co., Ltd.	56,000	24,888
Long Chen Paper Co., Ltd.	86,249	73,551
Lotes Co., Ltd.	12,000	77,341
Lumax International Corp., Ltd.	7,200	14,949
Macronix International*	41,344	58,853
Masterlink Securities Corp.	120,725	42,567
MediaTek, Inc.	19,000	186,956
Mega Financial Holding Co., Ltd.	1,210,850	1,068,333
Mercuries & Associates
Holdings Ltd.	56,014	44,553
Mercuries Life Insurance Co., Ltd.*	112,790	60,486
Micro-Star International Co., Ltd.	14,374	44,411
MIN AIK Technology Co., Ltd.	25,600	17,717
Mitac Holdings Corp.	36,059	39,089
Motech Industries, Inc.*	36,775	18,575
Nan Ya Printed Circuit Board Corp.*	24,200	22,106
Nantex Industry Co., Ltd.	33,000	30,739
Nanya Technology Corp.	31,000	84,596
Neo Solar Power Corp.*	91,849	30,427
Nien Hsing Textile Co., Ltd.	21,957	16,816
O-Bank Co. Ltd.	43,000	11,960
OptoTech Corp.	57,722	55,661
Orient Semiconductor
Electronics Ltd.*	62,000	20,641
Oriental Union Chemical Corp.	58,000	62,588
Pan Jit International, Inc.	24,000	44,869
Pan-International Industrial Corp.	34,380	24,244

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Pegatron Corp.	288,249	$592,788
POU Chen Corp.	310,133	360,093
Powertech Technology, Inc.	23,000	66,763
President Securities Corp.*	109,122	53,150
Prince Housing & Development Corp.	148,970	54,236
Qisda Corp.	288,400	203,375
Radiant Opto-Electronics Corp.	66,000	132,050
Radium Life Tech Co., Ltd.*	99,488	36,547
Realtek Semiconductor Corp.	14,000	50,970
Rich Development Co., Ltd.	120,978	41,267
Ritek Corp.*	188,247	90,454
Ruentex Development Co., Ltd.*	84,916	98,038
Ruentex Industries Ltd.*	17,000	34,682
Sampo Corp.	62,000	27,758
San Fang Chemical Industry Co., Ltd.	13,000	12,813
Sanyang Industry Co., Ltd.	76,573	54,877
Sesoda Corp.	22,000	20,457
Shihlin Electric & Engineering Corp.	27,000	36,574
Shin Kong Financial Holding Co., Ltd.	942,813	363,352
Shin Zu Shing Co., Ltd.	16,000	47,231
Shining Building Business Co., Ltd.*	68,145	29,168
Shinkong Insurance Co., Ltd.	30,000	34,931
Shinkong Synthetic Fibers Corp.	186,151	71,741
Sigurd Microelectronics Corp.	53,000	65,971
Simplo Technology Co., Ltd.	12,600	73,975
Sincere Navigation Corp.	27,000	13,549
Sino-American Silicon
Products, Inc.*	47,000	189,612
Sinon Corp.	25,000	14,145
SinoPac Financial Holdings Co., Ltd.	1,143,230	412,468
Sirtec International Co., Ltd.	15,000	13,825
Solar Applied Materials
Technology Co.*	22,039	15,903
Supreme Electronics Co., Ltd.	39,000	43,812
Synnex Technology
International Corp.	138,300	208,662
Systex Corp.	20,000	43,229
TA Chen Stainless Pipe Co., Ltd.	94,348	112,177
Ta Ya Electric Wire & Cable*	46,000	20,821
Taichung Commercial Bank Co., Ltd.	338,259	115,939
Taiflex Scientific Co., Ltd.	25,740	35,543
Tainan Spinning Co., Ltd.	142,427	62,832
Taishin Financial Holding Co., Ltd.	990,450	467,799
Taiwan Business Bank	480,264	148,229
Taiwan Cement Corp.	609,092	846,058
Taiwan Cogeneration Corp.	19,000	16,951
Taiwan Cooperative Financial
Holding Co., Ltd.	830,676	486,333
Taiwan Fertilizer Co., Ltd.	87,000	119,420
Taiwan FU Hsing Industrial Co., Ltd.	21,000	23,866
Taiwan Glass Industrial Corp.*	169,321	95,522
Taiwan Hon Chuan
Enterprise Co., Ltd.	36,925	65,037
Taiwan PCB Techvest Co., Ltd.	28,000	26,174
Taiwan Shin Kong Security Co., Ltd.	10,000	12,415
Taiwan Styrene Monomer	46,000	34,777
Taiwan Surface Mounting
Technology Co., Ltd.	27,518	24,640
Taiwan Union Technology Corp.	24,000	84,622
Tatung Co., Ltd.*	217,784	193,579
Teco Electric & Machinery Co., Ltd.	229,000	172,003
Test Rite International Co., Ltd.	36,000	27,099
Thye Ming Industrial Co., Ltd.	10,000	12,907
Ton Yi Industrial Corp.	120,000	49,396
Tong Hsing Electronic Industries Ltd.	17,000	59,104
Tong Yang Industry Co., Ltd.	2,921	4,498
TPK Holding Co., Ltd.*	35,000	73,929
Tripod Technology Corp.	25,000	68,714
TSRC Corp.	72,000	77,459
Tung Ho Steel Enterprise Corp.	119,000	87,820
TXC Corp.	56,000	70,072
TYC Brother Industrial Co., Ltd.	21,000	22,110
U-Ming Marine Transport Corp.	47,000	51,642
Unimicron Technology Corp.	197,000	105,322
Union Bank of Taiwan	147,593	48,893
Unitech Printed Circuit Board Corp.*	66,000	44,810
United Microelectronics Corp. §	2,099,513	1,184,434
Universal Cement Corp.	46,836	30,877
UPC Technology Corp.	130,303	87,614
USI Corp.	129,540	60,121
Wah Lee Industrial Corp.	25,000	43,623
Walsin Lihwa Corp.	385,000	261,394
Wan Hai Lines Ltd.	100,650	55,791
Waterland Financial
Holdings Co., Ltd.	162,000	57,120
Weikeng Industrial Co. Ltd.	30,000	22,238
Winbond Electronics Corp.	447,893	286,466
Wisdom Marine Lines Co., Ltd.*	58,280	54,861
Wistron Corp.	444,380	330,131
WPG Holdings Ltd.	245,000	347,147
WT Microelectronics Co., Ltd.	71,265	103,899
Xxentria Technology Materials Corp.	11,000	28,466
Yageo Corp.*	8,439	311,392
Yang Ming Marine Transport Corp.*	145,100	42,833
YC Co. Ltd.	20,000	13,054
YC INOX Co., Ltd.	50,000	43,623
Yea Shin International
Development Co. Ltd.	33,000	25,436
Yeong Guan Energy Technology
Group Co., Ltd.	18,000	34,538
YFY, Inc.*	150,385	59,437
Yieh Phui Enterprise Co., Ltd.	151,691	51,495
Youngtek Electronics Corp.	12,000	21,844
Yuanta Financial Holding Co., Ltd.	1,225,815	558,861
Yulon Motor Co., Ltd.	123,272	85,312
Yung Chi Paint & Varnish
Manufacturing Co., Ltd.	5,000	13,152
Zhen Ding Technology Holding Ltd.	62,000	137,061
Zinwell Corp.	43,000	35,259
		37,231,172
Thailand — 3.3%
Ananda Development PCL	180,700	26,071
AP Thailand PCL	185,700	45,682

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Asia Aviation PCL	299,900	$45,261
Bangchak Corp. PCL	74,000	71,476
Bangkok Bank PCL, NVDR	23,100	136,313
Bangkok Insurance PCL	2,100	22,059
Bangkok Land PCL	1,039,700	58,371
Bangkok Life Assurance PCL	32,500	30,165
Banpu PCL	232,250	136,700
Cal-Comp Electronics Thailand PCL	121,100	6,543
Charoen Pokphand Foods PCL	380,400	277,865
Esso Thailand PCL	67,600	23,669
GFPT PCL	49,100	17,784
Golden Land Property
Development PCL	80,600	26,031
Grand Canal Land PCL	252,300	18,886
Hana Microelectronics PCL	63,900	63,649
Indorama Ventures PCL	47,600	78,663
IRPC PCL	1,038,700	181,843
Italian-Thai Development PCL*	193,100	15,621
Kasikornbank PCL, NVDR	111,700	654,084
Khon Kaen Sugar Industry PCL	135,600	12,197
Kiatnakin Bank PCL	37,800	77,300
Krung Thai Bank PCL	451,875	227,779
LH Financial Group PCL	653,200	28,589
LPN Development PCL	56,200	16,963
MBK PCL	41,900	27,191
Polyplex Thailand PCL	40,600	17,034
Precious Shipping PCL*	87,600	29,350
Pruksa Holding PCL	59,400	34,066
PTT Exploration & Production PCL	200,100	848,598
PTT Global Chemical PCL	267,428	581,190
PTT PCL	1,290,000	1,869,001
Quality Houses PCL	280,800	26,105
Rojana Industrial Park PCL	98,400	15,148
Sansiri PCL	950,800	44,197
SC Asset Corp. PCL	188,600	18,786
Siam Commercial Bank PCL	123,800	442,810
Star Petroleum Refining PCL	180,700	70,906
Supalai PCL*	39,300	27,877
SVI PCL	75,100	9,249
Thai Airways International PCL*	92,500	35,180
Thai Oil PCL	106,700	250,405
Thaicom PCL	48,300	10,205
Thanachart Capital PCL	81,200	114,582
Thoresen Thai Agencies PCL	166,348	31,884
Tisco Financial Group PCL	8,700	22,059
TMB Bank PCL	899,300	62,433
TPI Polene PCL	755,100	38,291
True Corp. PCL	725,800	116,110
Vinythai PCL	42,500	31,942
		7,074,163
Turkey — 1.1%
Akbank TAS	265,407	434,464
Anadolu Efes Biracilik Ve Malt
Sanayii AS	4,490	23,066
Dogan Sirketler Grubu Holding AS*	220,612	46,583
Enka Insaat ve Sanayi AS	42,972	43,684
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class A*	17,056	12,475
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class D*	116,190	111,540
Koza Altin Isletmeleri AS*	2,999	27,745
Sekerbank TAS*	54,778	15,144
Selcuk Ecza Deposu Ticaret ve
Sanayi AS	11,784	9,850
Tekfen Holding AS	22,706	85,756
Trakya Cam Sanayi AS	69,227	62,538
Turk Hava Yollari*	59,294	174,764
Turk Sise ve Cam Fabrikalari AS	107,062	98,582
Turkiye Garanti Bankasi AS	256,011	467,010
Turkiye Halk Bankasi AS	82,633	133,109
Turkiye Is Bankasi	231,697	287,487
Turkiye Sinai Kalkinma Bankasi AS	190,047	40,129
Turkiye Vakiflar Bankasi TAO	113,664	121,486
Yapi ve Kredi Bankasi AS*	194,984	105,263
		2,300,675
TOTAL COMMON STOCKS
(Identified Cost $199,429,634)		209,545,405

PREFERRED STOCKS — 1.5%
Brazil — 1.4%
Banco ABC Brasil SA, 6.940%*	15,083	58,647
Banco do Estado do Rio Grande
do Sul SA, PF B, 7.010%	22,800	86,770
Banco Pan SA, 3.51%*	11,300	4,956
Cia Brasileira de
Distribuicao, 1.270%	3,300	66,319
Cia Ferro Ligas da Bahia - FERBASA,
6.720%	4,895	22,986
Marcopolo SA, 0.058%	88,210	76,244
Petroleo Brasileiro SA, 0.280%	325,907	1,445,486
Petroleo Brasileiro SA, ADR, 0.900%	112,158	991,477
Unipar Carbocloro SA, 13.370%	3,300	33,292
Usinas Siderurgicas de Minas
Gerais SA, PF A, 0.580%	44,412	83,880
		2,870,057
Malaysia — 0.0%
SP Setia Bhd Group, 5.930%*	31,310	6,511

Colombia — 0.1%
Avianca Holdings SA, 4.320%	41,262	33,153
Grupo Argos SA, 1.870%	12,517	76,014
Grupo de Inversiones
Suramericana SA, 1.450%	12,842	156,590
		265,757
Korea — 0.0%
Mirae Asset Daewoo Co. Ltd.*	5,585	21,323

TOTAL PREFERRED STOCKS
(Identified Cost $3,526,319)		3,163,648

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
China — 0.0%
Renhe Commercial
Holdings Co. Ltd. Right*	217,800	$278

Indonesia — 0.0%
Medco Energi Internasional Tbk PT*	207,566	5,301

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		5,579

SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 0.1%
State Street Institutional
U.S. Government Money
Market Fund, 1.820%	166,191	166,191

Collateral For Securities On Loan — 1.8%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.930%	3,899,594	3,899,594

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,065,785)		4,065,785

Total Investments — 101.6%
(Identified Cost $207,021,738)		216,780,417
Liabilities, Less Cash and
Other Assets — (1.6%)		(3,349,673)
Net Assets — 100.0%		$213,430,744

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of June 30, 2018, the market value of the securities on loan was $4,975,743.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2018 amounted to $1,198,028 or 0.56% of the net assets of the Fund.

§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Ten largest industry holdings as of June 30, 2018 (As a percentage of net assets):

Industry	Percentage
Commercial Banks	22.8%
Oil, Gas & Consumable Fuels	14.6%
Metals & Mining	10.7%
Real Estate Management & Development	3.9%
Chemicals	3.8%
Electronic Equipment, Instruments & Components	3.7%
Wireless Telecommunication Services	2.9%
Insurance	2.8%
Industrial Conglomerates	2.5%
Automobiles	2.4%

Country Weightings
(As a percentage of long term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	17,192	$470,545
Agree Realty Corp.	5,009	264,325
Alexander’s, Inc.	518	198,202
Alexandria Real Estate Equities, Inc.	17,452	2,201,919
American Assets Trust, Inc.	8,315	318,381
American Campus Communities, Inc.	27,869	1,195,023
American Homes 4 Rent., Class A	39,177	868,946
American Tower Corp.	82,734	11,927,761
Apartment Investment &
Management Co., Class A	31,298	1,323,905
Apple Hospitality REIT, Inc.	33,183	593,312
Ashford Hospitality Trust, Inc.	19,998	161,984
AvalonBay Communities, Inc.	25,991	4,467,593
Bluerock Residential Growth REIT, Inc.@	3,300	29,436
Boston Properties, Inc.	29,150	3,655,993
Braemar Hotels & Resorts, Inc.	7,756	88,574
Brandywine Realty Trust	39,490	666,591
Brixmor Property Group, Inc.	55,900	974,337
BRT Apartments Corp.	400	5,100
Camden Property Trust	18,428	1,679,344
CareTrust REIT, Inc.	11,450	191,100
CBL & Associates Properties, Inc.@	34,365	191,413
Cedar Realty Trust, Inc.	17,672	83,412
Chatham Lodging Trust	8,674	184,062
Chesapeake Lodging Trust	14,236	450,427
City Office REIT, Inc.	2,976	38,182
Clipper Realty, Inc.	1,167	9,966
Columbia Property Trust, Inc.	20,692	469,916
Community Healthcare Trust, Inc.	223	6,661
Condor Hospitality Trust, Inc.	1,057	10,993
CoreSite Realty Corp.@	7,619	844,338
Corporate Office Properties Trust	20,988	608,442
Cousins Properties, Inc.	67,428	653,377
Crown Castle International Corp.	76,702	8,270,010
CubeSmart	36,747	1,183,988
CyrusOne, Inc.	15,754	919,403
DCT Industrial Trust, Inc.	18,489	1,233,771
DDR Corp.	35,286	631,619
DiamondRock Hospitality Co.	45,908	563,750
Digital Realty Trust, Inc.	38,709	4,319,150
Douglas Emmett, Inc.	32,605	1,310,069
Duke Realty Corp.	67,964	1,972,995
Easterly Government Properties, Inc.	1,300	25,688
EastGroup Properties, Inc.	7,513	717,942
Education Realty Trust, Inc.	11,809	490,073
Empire State Realty Trust, Inc., Class A	25,972	444,121
EPR Properties	14,464	937,123
Equinix, Inc.	14,575	6,265,647
Equity Commonwealth*	27,081	853,051
Equity LifeStyle Properties, Inc.	16,346	1,502,197
Equity Residential	68,923	4,389,706
Essex Property Trust, Inc.	12,759	3,050,294
Extra Space Storage, Inc.	24,417	2,437,061
Federal Realty Investment Trust	14,487	1,833,330
First Industrial Realty Trust, Inc.	26,455	882,010
Forest City Realty Trust, Inc., Class A	43,199	985,369
Four Corners Property Trust, Inc.	3,827	94,259
Franklin Street Properties Corp.	22,915	196,152
Gaming & Leisure Properties, Inc.	37,864	1,355,531
Getty Realty Corp.	6,637	186,964
GGP, Inc.	123,337	2,519,775
Gladstone Commercial Corp.	5,964	114,628
Global Medical REIT, Inc.@	5,127	45,425
Global Net Lease, Inc.@	5,051	103,192
Government Properties Income Trust@	17,229	273,080
Gramercy Property Trust	17,137	468,183
HCP, Inc.	92,668	2,392,688
Healthcare Realty Trust, Inc.	24,902	724,150
Healthcare Trust of
America, Inc., Class A	31,584	851,505
Hersha Hospitality Trust	9,632	206,606
Highwoods Properties, Inc.	21,342	1,082,680
Hospitality Properties Trust	34,398	984,127
Host Hotels & Resorts, Inc.	144,951	3,054,118
Hudson Pacific Properties, Inc.	26,464	937,620
Independence Realty Trust, Inc.	6,510	67,118
Investors Real Estate Trust	26,116	144,421
Invitation Homes, Inc.	47,114	1,086,449
Iron Mountain, Inc.	49,787	1,743,043
JBG SMITH Properties	18,267	666,197
Kilroy Realty Corp.	18,991	1,436,479
Kimco Realty Corp.	87,047	1,478,929
Kite Realty Group Trust	19,357	330,618
Lamar Advertising Co., Class A	12,205	833,724
LaSalle Hotel Properties	25,244	864,102
Lexington Realty Trust	48,883	426,749
Liberty Property Trust	30,565	1,354,946
Life Storage, Inc.	8,992	875,012
LTC Properties, Inc.	8,869	379,061
Macerich Co. (The)	23,544	1,338,006
Mack-Cali Realty Corp.	19,584	397,164
MedEquities Realty Trust, Inc.	3,453	38,052
Medical Properties Trust, Inc.	58,588	822,576
MGM Growth Properties LLC, Class A@	3,699	112,672
Mid-America Apartment
Communities, Inc.	22,000	2,214,740
Monmouth Real Estate
Investment Corp., Class A	14,037	232,032
National Health Investors, Inc.	8,820	649,858
National Retail Properties, Inc.	30,083	1,322,449
National Storage Affiliates Trust	1,654	50,976
New Senior Investment Group, Inc.	17,592	133,171
NexPoint Residential Trust, Inc.	2,800	79,660
NorthStar Realty Europe Corp.	7,232	104,792
Omega Healthcare Investors, Inc.@	38,695	1,199,545
One Liberty Properties, Inc.	2,871	75,823
Outfront Media, Inc.	14,049	273,253
Paramount Group, Inc.	26,438	407,145
Park Hotels & Resorts, Inc.	28,011	857,977
Pebblebrook Hotel Trust@	15,826	614,049
Pennsylvania REIT@	14,993	164,773
Physicians Realty Trust	20,043	319,485
Piedmont Office Realty
Trust, Inc., Class A	29,547	588,872
Prologis, Inc.	97,711	6,418,636

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
PS Business Parks, Inc.	4,655	$598,167
Public Storage	28,949	6,567,370
QTS Realty Trust, Inc., Class A	8,920	352,340
Quality Care Properties, Inc.*	20,620	443,536
Ramco-Gershenson Properties Trust	18,901	249,682
Realty Income Corp.	53,716	2,889,384
Regency Centers Corp.	30,405	1,887,542
Retail Opportunity Investments Corp.	24,585	471,049
Retail Properties of
America, Inc., Class A	50,799	649,211
Rexford Industrial Realty, Inc.	12,916	405,433
RLJ Lodging Trust	38,055	839,113
Ryman Hospitality Properties	9,994	831,001
Sabra Healthcare REIT, Inc.@	37,581	816,635
Saul Centers, Inc.	3,327	178,261
SBA Communications Corp.*	20,207	3,336,580
Select Income REIT	15,667	352,037
Senior Housing Properties Trust	49,883	902,383
Seritage Growth Properties, Class A@	164	6,959
Simon Property Group, Inc.	57,579	9,799,370
SL Green Realty Corp.	16,792	1,688,100
Sotherly Hotels, Inc.	3,111	21,715
Spirit MTA REIT*	9,141	94,152
Spirit Realty Capital, Inc.	91,410	734,022
STAG Industrial, Inc.	16,666	453,815
STORE Capital Corp.	26,841	735,443
Summit Hotel Properties, Inc.	21,227	303,758
Sun Communities, Inc.	13,063	1,278,606
Sunstone Hotel Investors, Inc.	48,579	807,383
Tanger Factory Outlet Centers, Inc.@	21,805	512,199
Taubman Centers, Inc.	13,717	806,011
Terreno Realty Corp.	10,190	383,857
Tier REIT, Inc.	2,000	47,560
UDR, Inc.	52,968	1,988,419
UMH Properties, Inc.	5,369	82,414
Uniti Group, Inc.@*	19,305	386,679
Universal Health Realty Income Trust	3,394	217,148
Urban Edge Properties	22,808	521,619
Urstadt Biddle Properties, Inc.	1,000	18,270
Urstadt Biddle Properties, Inc., Class A	6,307	142,727
Ventas, Inc.	66,204	3,770,318
VEREIT, Inc.	197,221	1,467,324
Vornado Realty Trust	33,691	2,490,439
Washington Prime Group, Inc.@	43,142	349,882
Washington REIT	16,908	512,820
Weingarten Realty Investors	27,738	854,608
Welltower, Inc.	69,482	4,355,827
Wheeler Real Estate
Investment Trust, Inc.@	1,401	5,660
Whitestone REIT@	7,118	88,833
WP Carey, Inc.	19,958	1,324,213
Xenia Hotels & Resorts, Inc.	10,828	263,770
		184,028,808
TOTAL COMMON STOCKS
(Identified Cost $124,003,836)		184,028,808

SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.7%
State Street Institutional U.S. Government
Money Market Fund 1.820%	1,273,015	1,273,015

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities
Lending Government Money
Market Portfolio 1.930%	429,379	429,379

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,702,394)		1,702,394

Total Investments — 100.1%
(Identified Cost $125,706,230)		185,731,202
Liabilities, Less Cash and
Other Assets — (0.1%)		(168,554)
Net Assets — 100.0%		$185,562,648
†	See Note 1
@	A portion or all of the security were held on loan. As of June 30, 2018, the market value of the securities on loan was $5,222,096.
*	Non-income producing security

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2018

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund€	358,289	$3,561,391
SA Global Fixed Income Fund€	484,575	4,647,075
SA International Value Fund€	569,677	6,773,459
SA Real Estate Securities Fund€	163,641	1,867,139
SA U.S. Core Market Fund€	265,159	6,416,838
SA U.S. Fixed Income Fund€	424,599	4,288,449
SA U.S. Small Company Fund€	117,079	3,209,140
SA U.S. Value Fund€	270,846	4,986,282
		35,749,773
TOTAL MUTUAL FUNDS
(Identified Cost $33,294,502)		35,749,773

Total Investments — 100.0%
(Identified Cost $33,294,502)		35,749,773
Liabilities, Less Cash
and Other Assets — 0.0%		(4,718)
Net Assets — 100.0%.		$35,745,055

†	See Note 1
€	Affiliated company

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2018

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value	$617,492,047	$755,948,805
Investments in affiliated securities, at value	—	—
Cash	—	—
Foreign currency, at value	—	426,222
Receivable for investments sold	16,419,221	6,955,672
Dividends and interest receivable	3,309,946	3,877,401
Receivable for fund shares sold	438,861	386,989
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	12,839,601
Receivable from the Adviser (Note 2)	4,309	16,203
Receivable for tax reclaims	—	—
Prepaid expenses	27,979	28,098
Other assets	—	—
Total Assets	637,692,363	780,478,991

LIABILITIES
Payable for investments purchased	17,125,753	17,210,139
Payable for fund shares redeemed	421,539	451,084
Due to custodian bank	—	—
Collateral for securities on loan (Note 1)	—	22,366,345
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	557,809
Advisory fee payable (Note 2)	76,573	152,073
Sub-Advisory fee payable (Note 2)	15,315	18,249
Administration fee payable (Note 2)	51,049	60,829
Sub-Administration fee payable (Note 2)	28,359	33,646
Custody and accounting fees payable	22,302	35,274
Shareholder servicing fee payable (Note 2)	49,806	58,534
Transfer agent fee payable	11,787	12,755
Professional fees payable	37,450	45,868
Accrued expenses and other liabilities	19,422	23,049
Total Liabilities	17,859,355	41,025,654

NET ASSETS	$619,833,008	$739,453,337
NET ASSETS CONSIST OF:
Paid-in capital	$625,167,113	$742,093,648
Undistributed (overdistributed) net investment income (loss)	1,239,730	6,020,626
Accumulated net realized gain (loss)	(3,630,463)	(1,708,368)
Net unrealized appreciation (depreciation) on:
Investments(1)	(2,943,372)	(19,205,828)
Foreign currency and forward currency transactions	—	12,253,259

NET ASSETS	$619,833,008	$739,453,337

The accompanying notes are an integral part of these financial statements.

SA	SA	SA U.S.	SA	SA International	SA	SA
U.S. Core	U.S. Value	Small Company	International	Small Company	Emerging Markets	Real Estate
Market Fund	Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund

$796,907,632	$603,071,918	$455,503,670	$754,645,464	$355,244,358	$216,780,417	$185,731,202
—	—	—	—	—	—	—
4,446	7,619	614	23,848	—	—	—
—	—	—	985,818	—	745,868	—
—	942,211	982,509	249	9,000	297,370	—
533,809	376,910	268,908	1,526,258	—	635,112	738,488
630,393	512,409	305,971	639,517	228,368	247,595	139,857

—	—	—	—	—	—	—
14,243	30,393	13,355	16,122	17,416	48,600	14,506
—	—	—	1,349,228	—	198	—
26,959	26,556	25,106	27,171	24,584	22,701	22,204
880	—	—	—	—	—	—
798,118,362	604,968,016	457,100,133	759,213,675	355,523,726	218,777,861	186,646,257

—	935,608	927,351	—	—	327,293	364,693
642,934	394,134	470,284	389,874	245,092	110,490	123,042
—	—	—	—	8,497	—	—
1,950,337	1,766,686	10,266,890	22,852,008	—	3,899,594	429,379

—	—	—	—	—	—	—
265,937	218,645	149,501	278,013	74,814	82,209	52,090
19,945	50,580	93,438	123,561	—	85,863	14,883
66,484	50,580	37,375	61,781	29,926	18,269	14,883
36,810	28,744	19,887	36,360	17,439	10,952	7,671
31,091	20,415	26,326	47,778	7,133	71,489	10,848
67,782	51,063	37,715	60,345	30,293	17,641	14,670
14,482	14,105	13,927	14,454	13,856	12,649	12,922
46,193	38,496	38,316	43,139	39,318	40,796	32,328
21,999	17,462	12,737	21,095	9,651	669,872	6,200
3,163,994	3,586,518	12,093,747	23,928,408	476,019	5,347,117	1,083,609

$794,954,368	$601,381,498	$445,006,386	$735,285,267	$355,047,707	$213,430,744	$185,562,648

$328,957,733	$387,313,055	$267,587,443	$664,280,155	$219,305,498	$206,066,368	$124,740,753
3,536,386	3,699,064	234,707	15,397,626	—	843,964	2,001,306
16,041,678	26,802,748	6,984,171	(449,678)	(13,642,188)	(2,571,700)	(1,204,383)

446,418,571	183,566,631	170,200,065	56,088,405	149,384,397	9,099,426	60,024,972
—	—	—	(31,241)	—	(7,314)	—

$794,954,368	$601,381,498	$445,006,386	$735,285,267	$355,047,707	$213,430,744	$185,562,648

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2018 (Continued)

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
INVESTOR CLASS SHARES
Net Assets	$147,431,168	$170,557,544
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	14,583,984	17,790,774
Net asset value per share	$10.11	$9.59

SELECT CLASS SHARES(2)
Net Assets	$472,401,840	$568,895,793
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	46,764,608	59,344,216
Net asset value per share	$10.10	$9.59
Identified cost of unaffiliated investments	$620,435,419	$775,154,633
Identified cost of affiliated investments	$—	$—
Cost of foreign currency	$—	$425,416
(1) Net of deferred capital gain country tax of:	$—	$—
(2) For the period from July 3, 2017
(commencement of class operations) to June 30, 2018

The accompanying notes are an integral part of these financial statements.

SA	SA	SA U.S.	SA	SA International	SA	SA
U.S. Core	U.S. Value	Small Company	International	Small Company	Emerging Markets	Real Estate
Market Fund	Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund

$205,989,092	$152,687,828	$113,006,996	$174,609,627	$90,583,685	$49,383,652	$44,915,519

8,517,978	8,302,669	4,129,181	14,712,701	3,949,576	4,974,324	3,939,164
$24.18	$18.39	$27.37	$11.87	$22.94	$9.93	$11.40

$588,965,276	$448,693,670	$331,999,390	$560,675,640	$264,464,022	$164,047,092	$140,647,129

24,339,943	24,376,026	12,113,205	47,171,684	11,516,297	16,509,916	12,326,367
$24.20	$18.41	$27.41	$11.89	$22.96	$9.94	$11.41
$350,489,061	$419,505,287	$285,303,605	$698,557,059	$205,859,961	$207,021,738	$125,706,230
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$987,732	$—	$752,179	$—
$—	$—	$—	$—	$—	$659,253	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2018 (Continued)

SA
Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$35,749,773
Cash	1,000
Receivable for fund shares sold	380,825
Receivable from the Adviser (Note 2)	20,615
Prepaid expenses	19,089
Total Assets	36,171,302

LIABILITIES
Payable for investments purchased	377,118
Payable for fund shares redeemed	4,707
Sub-Administration fee payable (Note 2)	1,467
Custody and accounting fees payable	7,036
Transfer agent fee payable	493
Professional fees payable	34,228
Accrued expenses and other liabilities	1,198
Total Liabilities	426,247

NET ASSETS	$35,745,055
NET ASSETS CONSIST OF:
Paid-in capital	$31,896,996
Undistributed net investment income	20,617
Accumulated net realized gain (loss)	1,372,171
Net unrealized appreciation (depreciation) on investments:	2,455,271

NET ASSETS	$35,745,055
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	3,166,566
Net asset value per share	$11.29
Identified cost of affiliated investments	$33,294,502

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2018

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$13,794,697
Affiliated dividends	—	—	—
Interest (1)	10,149,926	12,533,281	91,937
Other income	—	—	19,367
Taxes withheld	—	—	(1,023)
Total Income	10,149,926	12,533,281	13,904,978
Expenses:
Advisory fees (Note 2)	916,972	1,817,228	3,279,129
Shareholder Services fees (Note 2)
Investor Class	1,216,096	1,452,331	1,540,565
Select Class (†)	62,438	72,979	78,074
Administration fees (Note 2)	611,315	726,891	772,373
Sub-Advisory fees (Note 2)	244,449	290,732	280,906
Expense recouped by the Adviser (Note 2)	44,133	—	—
Sub-Administration fees (Note 2)	112,095	133,232	142,612
Trustees’ fees and expenses (Note 2)	28,830	28,830	28,830
Custody and accounting fees	88,279	133,938	128,365
Transfer agent fees	125,686	131,920	151,201
Professional fees *	106,366	124,542	126,373
Registration fees	36,176	36,550	35,679
Other expenses **	52,163	59,812	59,000
Total expenses before waivers and reimbursements:	3,644,998	5,008,985	6,623,107
Less: Fee waiver by the Adviser (Note 2)	(4,309)	(25,193)	(17,436)
Net expenses	3,640,689	4,983,792	6,605,671
Net investment income	6,509,237	7,549,489	7,299,307

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	(3,106,955)	(1,563,375)	23,093,446
Investments in affiliates	—	—	—
Forward currency transactions	—	943,655	—
Foreign currency transactions	—	(67,337)	25
Capital gain distributions from underlying funds	—	—	1,439,186
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments (3)	(2,163,920)	(19,612,110)	81,709,885
Investments in affiliates	—	—	—
Forward currency transactions	—	13,200,268	—
Foreign currency transactions	—	(37,944)	(14)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	(5,270,875)	(7,136,843)	106,242,528
Net increase in net assets resulting from operations	$1,238,362	$412,646	$113,541,835
(1) Interest income includes security lending income of:	$—	$49,980	$71,557
(2)Net of capital gain country tax of:	$—	$—	$—
(3)Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.
(†) For the period from July 3, 2017 (commencement of class
operations to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA	SA	SA Worldwide
Value	Small Company	International	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund

$13,950,698	$5,580,956	$28,043,913	$7,449,845	$6,857,094	$5,767,974	$—
—	—	—	—	—	—	349,076
33,984	373,324	438,661	—	72,067	14,831	—
95,311	51,864	22,041	—	—	—	—
—	(1,778)	(2,466,984)	—	(886,139)	—	—
14,079,993	6,004,366	26,037,631	7,449,845	6,043,022	5,782,805	349,076

2,550,142	1,793,572	3,617,053	1,385,339	1,061,740	599,891	—

1,200,939	843,405	1,520,986	750,557	438,553	338,438	N/A
60,109	42,595	76,754	34,629	24,221	18,011	N/A
600,594	422,552	761,903	369,482	223,864	171,398	—
600,594	1,263,105	1,523,806	—	1,084,772	215,010	—
—	—	—	—	—	—	—
111,207	77,364	141,267	68,637	41,754	31,293	5,882
28,830	28,830	28,830	28,830	28,830	28,830	28,830
85,761	106,721	191,208	30,829	300,941	43,610	30,542
147,838	145,868	151,425	145,248	132,777	136,025	247
109,916	100,269	120,930	99,894	117,382	78,123	92,115
33,982	29,981	34,456	29,020	26,937	25,915	23,617
48,755	37,596	67,438	43,397	34,483	23,349	11,308
5,578,667	4,891,858	8,236,056	2,985,862	3,516,254	1,709,893	192,541
(17,556)	(159,209)	(19,231)	(21,188)	(536,623)	(110,048)	(192,541)
5,561,111	4,732,649	8,216,825	2,964,674	2,979,631	1,599,845	—
8,518,882	1,271,717	17,820,806	4,485,171	3,063,391	4,182,960	349,076

51,890,926	15,174,061	36,124,748	6,836,066	6,094,458	2,714,765	—
—	—	—	—	—	—	772,862
—	—	(98)	—	(24)	—	—
—	274	27,878	—	(26,802)	—	—
—	—	—	11,429,952	—	—	726,338

(5,755,832)	41,714,267	8,661,106	7,176,612	1,660,240	(815,500)	—
—	—	—	—	—	—	511,370
—	—	—	—	—	—	—
—	(136)	(76,019)	—	(1,998)	—	—

46,135,094	56,888,466	44,737,615	25,442,630	7,725,874	1,899,265	2,010,570
$54,653,976	$58,160,183	$62,558,421	$29,927,801	$10,789,265	$6,082,225	$2,359,646
$18,884	$361,685	$413,573	$—	$67,104	$6,800	$—
$—	$—	$—	$—	$75,242	$—	$—
$—	$—	$—	$—	$415,316	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended		Year Ended
	June 30, 2018		June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,509,237		$3,443,441
Net realized gain (loss) on investments and foreign
currency transactions	(3,106,955)		(354,642)
Net increase (decrease) in unrealized appreciation (depreciation)	(2,163,920)		(2,773,730)
Net increase (decrease) in net assets from operations	1,238,362		315,069

Distributions to shareholders from:
Net investment income
Investor Class	(4,374,092)		(3,028,691)
Select Class	(1,430,454	)(1)	N/A
Net realized gains
Investor Class	—		—
Select Class	—	(1)	N/A
Total distributions to shareholders	(5,804,546)		(3,028,691)

Capital share transactions
Proceeds from sale of shares
Investor Class	106,664,073		130,171,250
Select Class	26,742,862	(1)	N/A
	133,406,935		130,171,250
Value of distributions reinvested
Investor Class	4,293,812		2,961,766
Select Class	1,413,186	(1)	N/A
	5,706,998		2,961,766
Cost of shares redeemed
Investor Class	(94,141,149)		(138,893,261)
Select Class	(27,213,466	)(1)	N/A
	(121,354,615)		(138,893,261)
Tax-free interclass conversion
Investor Class	(471,553,088)		N/A
Select Class	471,553,088	(1)	N/A
	—		N/A
Total capital share transactions	17,759,318		(5,760,245)
Total increase (decrease) in net assets	13,193,134		(8,473,867)

NET ASSETS
Beginning of year	$606,639,874		$615,113,741
End of year	$619,833,008		$606,639,874

Undistributed net investment income, end of year	$1,239,730		$535,039

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2018		June 30, 2017	June 30, 2018		June 30, 2017

$7,549,489		$7,655,120	$7,299,307		$7,506,785

(687,057)		(334,195)	24,532,657		30,901,617
(6,449,786)		(9,495,654)	81,709,871		77,147,008
412,646		(2,174,729)	113,541,835		115,555,410

(2,737,263)		(7,763,676)	(6,376,377)		(8,633,633)
(221,325	)(1)	N/A	(727,316	)(1)	N/A

(312,389)		(1,734,126)	(21,953,159)		(32,247,166)
(21,364	)(1)	N/A	(2,193,389	)(1)	N/A
(3,292,341)		(9,497,802)	(31,250,241)		(40,880,799)

120,921,263		140,492,197	75,642,192		104,634,092
29,675,511	(1)	N/A	57,684,404	(1)	N/A
150,596,774		140,492,197	133,326,596		104,634,092

3,006,938		9,316,096	27,947,398		40,306,226
238,741	(1)	N/A	1,998,525	(1)	N/A
3,245,679		9,316,096	29,945,923		40,306,226

(104,702,711)		(149,964,558)	(151,424,164)		(156,537,202)
(27,927,009	)(1)	N/A	(30,864,657	)(1)	N/A
(132,629,720)		(149,964,558)	(182,288,821)		(156,537,202)

(564,978,921)		N/A	(546,054,786)		N/A
564,978,921	(1)	N/A	546,054,786	(1)	N/A
—		N/A	—		N/A
21,212,733		(156,265)	(19,016,302)		(11,596,884)
18,333,038		(11,828,796)	63,275,292		63,077,727

$721,120,299		$732,949,095	$731,679,076		$668,601,349
$739,453,337		$721,120,299	$794,954,368		$731,679,076

$6,020,626		$788,216	$3,536,386		$3,427,572

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended		Year Ended
	June 30, 2018		June 30, 2017
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	10,511,560		12,774,169
Select Class	2,645,013	(1)	N/A
Shares issued for distributions reinvested
Investor Class	424,021		291,166
Select Class	139,944	(1)	N/A
Shares redeemed
Investor Class	(9,276,413)		(13,629,121)
Select Class	(2,689,220	)(1)	N/A
Tax-free interclass conversion
Investor Class	(46,674,809)		N/A
Select Class	46,668,871	(1)	N/A
Net increase (decrease) in fund shares	1,748,967		(563,786)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2018		June 30, 2017	June 30, 2018		June 30, 2017

12,580,839		14,549,799	3,253,198		5,048,517
3,101,812	(1)	N/A	2,395,700	(1)	N/A

313,058		969,471	1,189,757		2,004,288
24,878	(1)	N/A	85,116	(1)	N/A

(10,885,858)		(15,517,283)	(6,468,667)		(7,531,462)
(2,914,213	)(1)	N/A	(1,294,074	)(1)	N/A

(59,073,312)		N/A	(23,153,275)		N/A
59,131,739	(1)	N/A	23,153,201	(1)	N/A
2,278,943		1,987	(839,044)		(478,657)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended		Year Ended
	June 30, 2018		June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,518,882		$7,172,022
Net realized gain (loss) on investments and foreign
currency transactions	51,890,926		35,469,478
Net increase (decrease) in unrealized appreciation (depreciation)	(5,755,832)		61,430,872
Net increase (decrease) in net assets from operations	54,653,976		104,072,372

Distributions to shareholders from:
Net investment income
Investor Class	(6,579,513)		(7,687,159)
Select Class	(706,396	)(1)	N/A
Net realized gains
Investor Class	(47,202,215)		(19,834,192)
Select Class	(4,569,227	)(1)	N/A
Total distributions to shareholders	(59,057,351)		(27,521,351)

Capital share transactions
Proceeds from sale of shares
Investor Class	61,861,963		82,768,801
Select Class	46,909,014	(1)	N/A
	108,770,977		82,768,801
Value of distributions reinvested
Investor Class	53,091,509		27,138,589
Select Class	3,567,875	(1)	N/A
	56,659,384		27,138,589
Cost of shares redeemed
Investor Class	(111,569,714)		(132,832,978)
Select Class	(20,916,578	)(1)	N/A
	(132,486,292)		(132,832,978)
Tax-free interclass conversion
Investor Class	(427,326,946)		N/A
Select Class	427,326,946	(1)	N/A
	—		N/A
Total capital share transactions	32,944,069		(22,925,588)
Total increase (decrease) in net assets	28,540,694		53,625,433

NET ASSETS
Beginning of year	$572,840,804		$519,215,371
End of year	$601,381,498		$572,840,804

Undistributed (overdistributed) net investment income, end of period	$3,699,064		$3,122,102

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2018		June 30, 2017	June 30, 2018		June 30, 2017

$1,271,717		$1,037,648	$17,820,806		$16,936,186

15,174,335		31,047,112	36,152,528		5,694,691
41,714,131		42,324,618	8,585,087		129,249,138
58,160,183		74,409,378	62,558,421		151,880,015

(735,460)		(1,239,797)	(17,356,689)		(19,000,352)
(105,024	)(1)	N/A	(1,643,321	)(1)	N/A

(28,648,112)		(19,100,258)	—		—
(2,548,769	)(1)	N/A	—	(1)	N/A
(32,037,365)		(20,340,055)	(19,000,010)		(19,000,352)

42,481,624		55,110,337	74,033,982		103,877,668
31,096,319	(1)	N/A	56,271,892	(1)	N/A
73,577,943		55,110,337	130,305,874		103,877,668

28,994,832		20,070,441	17,130,230		18,741,852
1,772,015	(1)	N/A	1,111,519	(1)	N/A
30,766,847		20,070,441	18,241,749		18,741,852

(71,105,616)		(92,644,131)	(143,535,141)		(143,125,130)
(17,126,054	)(1)	N/A	(28,224,488	)(1)	N/A
(88,231,670)		(92,644,131)	(171,759,629)		(143,125,130)

(304,406,768)		N/A	(562,133,925)		N/A
304,406,768	(1)	N/A	562,133,925	(1)	N/A
—		N/A	—		N/A
16,113,120		(17,463,353)	(23,212,006)		(20,505,610)
42,235,938		36,605,970	20,346,405		112,374,053

$402,770,448		$366,164,478	$714,938,862		$602,564,809
$445,006,386		$402,770,448	$735,285,267		$714,938,862

$234,707		$(76,810)	$15,397,626		$14,437,653

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended		Year Ended
	June 30, 2018		June 30, 2017
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	3,253,031		4,700,043
Select Class	2,419,591	(1)	N/A
Shares issued for distributions reinvested
Investor Class	2,812,050		1,534,120
Select Class	188,976	(1)	N/A
Shares redeemed
Investor Class	(5,819,875)		(7,515,721)
Select Class	(1,103,944	)(1)	N/A
Tax-free interclass conversion
Investor Class	(22,882,689)		N/A
Select Class	22,871,403	(1)	N/A
Net increase in fund shares	1,738,543		(1,281,558)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2018		June 30, 2017	June 30, 2018		June 30, 2017

1,613,718		2,219,009	6,048,170		9,996,607
1,137,318	(1)	N/A	4,500,009	(1)	N/A

1,100,373		788,003	1,382,585		1,832,048
67,249	(1)	N/A	89,711	(1)	N/A

(2,673,817)		(3,716,376)	(11,686,200)		(13,721,237)
(631,795	)(1)	N/A	(2,271,198	)(1)	N/A

(11,549,387)		N/A	(44,891,620)		N/A
11,540,433	(1)	N/A	44,853,162	(1)	N/A
604,092		(709,364)	(1,975,381)		(1,892,582)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended		Year Ended
	June 30, 2018		June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,485,171		$2,105,583
Net realized gain (loss) on investments and foreign currency transactions	18,266,018		9,009,423
Net increase (decrease) in unrealized appreciation (depreciation)	7,176,612		57,529,930
Net increase (decrease) in net assets from operations	29,927,801		68,644,936

Distributions to shareholders from:
Net investment income
Investor Class	(6,137,546)		(5,697,798)
Select Class	(425,634	)(1)	N/A
Net realized gains
Investor Class	(8,374,869)		(6,714,423)
Select Class	(542,246	)(1)	N/A
Total distributions to shareholders	(15,480,295)		(12,412,221)

Capital share transactions
Proceeds from sale of shares
Investor Class	34,867,810		48,160,383
Select Class	9,008,770	(1)	N/A
	43,876,580		48,160,383
Value of distributions reinvested
Investor Class	14,300,429		12,250,170
Select Class	948,594	(1)	N/A
	15,249,023		12,250,170
Cost of shares redeemed
Investor Class	(60,788,356)		(68,187,244)
Select Class	(13,695,567	)(1)	N/A
	(74,483,923)		(68,187,244)
Tax-free interclass conversion
Investor Class	(277,927,088)		N/A
Select Class	277,927,088	(1)	N/A
	—		N/A
Total capital share transactions	(15,358,320)		(7,776,691)
Total increase (decrease) in net assets	(910,814)		48,456,024

NET ASSETS
Beginning of year	$355,958,521		$307,502,497
End of year	$355,047,707		$355,958,521

Undistributed (overdistributed) net investment income (loss), end of year	$—		$498,276

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2018		June 30, 2017	June 30, 2018		June 30, 2017

$3,063,391		$1,744,529	$4,182,960		$2,657,215

6,067,632		1,497,927	2,714,765		3,711,505
1,658,242		37,309,754	(815,500)		(11,814,816)
10,789,265		40,552,210	6,082,225		(5,446,096)

(2,620,220)		(2,156,931)	(1,951,404)		(5,124,578)
(306,319	)(1)	N/A	(229,997	)(1)	N/A

—		—	(2,568,625)		(935,057)
—	(1)	N/A	(272,556	)(1)	N/A
(2,926,539)		(2,156,931)	(5,022,582)		(6,059,635)

26,279,504		37,445,922	23,406,354		29,133,080
21,201,378	(1)	N/A	17,175,721	(1)	N/A
47,480,882		37,445,922	40,582,075		29,133,080

2,588,562		2,128,135	4,460,664		5,971,264
218,812	(1)	N/A	349,651	(1)	N/A
2,807,374		2,128,135	4,810,315		5,971,264

(40,109,439)		(40,203,719)	(26,991,279)		(37,664,788)
(9,164,002	)(1)	N/A	(6,047,764	)(1)	N/A
(49,273,441)		(40,203,719)	(33,039,043)		(37,664,788)

(167,353,278)		N/A	(119,649,299)		N/A
167,353,278	(1)	N/A	119,649,299	(1)	N/A
—		N/A	—		N/A
1,014,815		(629,662)	12,353,347		(2,560,444)
8,877,541		37,765,617	13,412,990		(14,066,175)

$204,553,203		$166,787,586	$172,149,658		$186,215,833
$213,430,744		$204,553,203	$185,562,648		$172,149,658

$843,964		$406,569	$2,001,306		$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended		Year Ended
	June 30, 2018		June 30, 2017
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	1,485,854		2,382,101
Select Class	380,412	(1)	N/A
Shares issued for distributions reinvested
Investor Class	615,072		650,567
Select Class	40,817	(1)	N/A
Shares redeemed
Investor Class	(2,586,779)		(3,347,665)
Select Class	(579,642	)(1)	N/A
Tax-free interclass conversion
Investor Class	(11,680,106)		N/A
Select Class	11,674,710	(1)	N/A
Net decrease in fund shares	(649,662)		(314,997)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2018		June 30, 2017	June 30, 2018		June 30, 2017

2,489,868		4,252,033	2,123,815		2,545,186
1,988,733	(1)	N/A	1,550,880	(1)	N/A

247,473		262,086	401,862		546,319
20,899	(1)	N/A	31,500	(1)	N/A

(3,787,719)		(4,549,544)	(2,419,831)		(3,256,155)
(856,685	)(1)	N/A	(551,198	)(1)	N/A

(15,369,734)		N/A	(11,300,596)		N/A
15,356,969	(1)	N/A	11,295,185	(1)	N/A
89,804		(35,425)	1,131,617		(164,650)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$349,076	$250,885
Net realized gain (loss) on investments and foreign currency transactions	1,499,200	371,817
Net increase (decrease) in unrealized appreciation (depreciation)	511,370	1,834,977
Net increase (decrease) in net assets from operations	2,359,646	2,457,679

Distributions to shareholders from:
Net investment income	(374,586)	(242,453)
Net realized gains	(429,421)	(90,385)
Total distributions to shareholders	(804,007)	(332,838)

Capital share transactions
Proceeds from sale of shares	15,755,502	18,266,626
Value of distributions reinvested	796,946	329,206
Cost of shares redeemed	(9,785,495)	(4,960,697)
Total capital share transactions	6,766,953	13,635,135
Total increase (decrease) in net assets	8,322,592	15,759,976

NET ASSETS
Beginning of year	27,422,463	11,662,487
End of year	$35,745,055	$27,422,463

Undistributed net investment income, end of period	$20,617	$19,729

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,395,198	1,777,616
Shares issued for distributions reinvested	70,216	32,627
Shares redeemed	(855,588)	(480,028)
Net increase in fund shares	609,826	1,330,215

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015		2014
Net asset value, beginning of period	$10.18	$10.22	$10.20	$10.19		$10.20

Income from investment operations:
Net investment income (loss)	(0.05)	0.06	0.03	0.00	(1)	(0.02)
Net realized and unrealized gain
(loss) on investments	0.07	(0.05)	0.03	0.01		0.01
Total from investment operations	0.02	0.01	0.06	0.01		(0.01)

Less distributions from:
Net investment income	(0.09)	(0.05)	(0.03)	—		—
Capital gains	—	—	(0.01)	(0.00	)(1)	(0.00	)(1)
Total distributions	(0.09)	(0.05)	(0.04)	(0.00	)(1)	(0.00	)(1)

Net asset value, end of period	$10.11	$10.18	$10.22	$10.20		$10.19

Total return	0.17%	0.10%	0.53%	0.22%		(0.07)%
Net assets, end of period (000s)	$147,431	$606,640	$615,114	$612,129		$564,205
Ratio of net expenses to average net assets	0.64%	0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets	0.64%	0.65%	0.65%	0.74	%(2)	0.75	%(2)
Ratio of net investment income
(loss) to average net assets	0.94%	0.56%	0.31%	(0.01)%		(0.23)%
Portfolio turnover rate	107%	115%	140%	202%		94%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.05)	$0.06	$0.03	$(0.01)		$(0.03)
(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$10.18

Income from investment operations:
Net investment loss	(0.10)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	0.03

Less distributions from:
Net investment income	(0.11)
Capital gains	—
Total distributions	(0.11)

Net asset value, end of period	$10.10

Total return	0.33	%(2)
Net assets, end of period (000s)	$472,402
Ratio of net expenses to average net assets	0.43	%(3)
Ratio of gross expenses to average net assets	0.43	%(3)
Ratio of net investment income to average net assets	1.55	%(3)
Portfolio turnover rate	107%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.63	$9.79	$9.63	$9.69	$9.68

Income from investment operations:
Net investment income	0.20	0.09	0.06	0.11	0.10
Net realized and unrealized gain
(loss) on investments	(0.20)	(0.13)	0.17	(0.01)	—
Total from investment operations	—	(0.04)	0.23	0.10	0.10

Less distributions from:
Net investment income	(0.04)	(0.10)	(0.06)	(0.15)	(0.09)
Capital gains	— (1)	(0.02)	(0.01)	(0.01)	—
Total distributions	(0.04)	(0.12)	(0.07)	(0.16)	(0.09)

Net asset value, end of period	$9.59	$9.63	$9.79	$9.63	$9.69

Total return	0.04%	(0.33)%	2.32%	1.00%	0.99%
Net assets, end of period (000s)	$170,558	$721,120	$732,949	$753,463	$724,587
Ratio of net expenses to average net assets	0.73%	0.73%	0.73%	0.79%	0.80%
Ratio of gross expenses to average net assets	0.73%	0.73%	0.73%	0.79%	0.80	%(2)
Ratio of net investment income
to average net assets	1.02%	1.06%	0.91%	1.04%	1.00%
Portfolio turnover rate	46%	41%	42%	72%	24%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.20	$0.09	$0.06	$0.11	$0.10

(1) Amount rounds to less than $0.005 per share.
(2) Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$9.62

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investments	0.04
Total from investment operations	0.02

Less distributions from:
Net investment income	(0.05)
Capital gains	—
Total distributions	(0.05)

Net asset value, end of period	$9.59

Total return	0.25	%(2)
Net assets, end of period (000s)	$568,896
Ratio of net expenses to average net assets	0.52	%(3)
Ratio of gross expenses to average net assets	0.54	%(3)
Ratio of net investment income to average net assets	1.12	%(3)
Portfolio turnover rate	46%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.02)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.71	$19.56	$19.47	$18.49	$14.99

Income from investment operations:
Net investment income (loss)	(0.02)	0.22	0.21	0.19	0.14
Net realized and unrealized gain
on investments	3.45	3.16	0.05	0.95	3.50
Total from investment operations	3.43	3.38	0.26	1.14	3.64

Less distributions from:
Net investment income	(0.22)	(0.26)	(0.17)	(0.16)	(0.14)
Capital gains	(0.74)	(0.97)	—	—	—
Total distributions	(0.96)	(1.23)	(0.17)	(0.16)	(0.14)

Net asset value, end of period	$24.18	$21.71	$19.56	$19.47	$18.49

Total return	15.91%	17.81%	1.31%	6.22%	24.36%
Net assets, end of period (000s)	$205,989	$731,679	$668,601	$699,644	$662,126
Ratio of net expenses to average net assets	0.90%	0.93%	0.98%	1.00%	1.00%
Ratio of gross expenses to average net assets	0.90%	0.93%	0.98%	1.00%	1.00	%(1)
Ratio of net investment income
to average net assets	0.90%	1.06%	1.09%	0.99%	0.89%
Portfolio turnover rate	6%	8%	11%	10%	11%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.02)	$0.22	$0.21	$0.19	$0.14

(1)      Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$21.74

Income from investment operations:
Net investment loss	(0.20)
Net realized and unrealized gain (loss) on investments	3.65
Total from investment operations	3.45

Less distributions from:
Net investment income	(0.25)
Capital gains	(0.74)
Total distributions	(0.99)

Net asset value, end of period	$24.20

Total return	15.99	%(2)
Net assets, end of period (000s)	$588,965
Ratio of net expenses to average net assets	0.67	%(3)
Ratio of gross expenses to average net assets	0.68	%(3)(4)
Ratio of net investment income to average net assets	1.12	%(3)
Portfolio turnover rate	6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.20)

(1) For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2) Periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015		2014
Net asset value, beginning of period	$18.51	$16.11	$17.45	$18.08		$14.63

Income from investment operations:
Net investment income	— (1)	0.22	0.24	0.20		0.14
Net realized and unrealized gain
(loss) on investments	1.83	3.07	(0.52)	0.23		3.77
Total from investment operations	1.83	3.29	(0.28)	0.43		3.91

Less distributions from:
Net investment income	(0.24)	(0.25)	(0.22)	(0.17)		(0.13)
Capital gains	(1.71)	(0.64)	(0.84)	(0.89)		(0.33)
Total distributions	(1.95)	(0.89)	(1.06)	(1.06)		(0.46)

Net asset value, end of period	$18.39	$18.51	$16.11	$17.45		$18.08

Total return	9.59%	20.67%	(1.35)%	2.54%		27.01%
Net assets, end of period (000s)	$152,688	$572,841	$519,215	$546,453		$526,814
Ratio of net expenses to average net assets	0.97%	1.00%	1.05%	1.05%		1.05%
Ratio of gross expenses to average net assets	0.97%	1.00%	1.05%	1.05	%(2)	1.06	%(2)
Ratio of net investment income
to average net assets	1.41%	1.29%	1.55%	1.17%		0.90%
Portfolio turnover rate	19%	16%	21%	23%		20%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.00 (1)	$0.22	$0.24	$0.20		$0.14

(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$18.62

Income from investment operations:
Net investment loss	(0.23)
Net realized and unrealized gain (loss) on investments	1.99
Total from investment operations	1.76

Less distributions from:
Net investment income	(0.26)
Capital gains	(1.71)
Total distributions	(1.97)

Net asset value, end of period	$18.41

Total return	9.20	%(2)
Net assets, end of period (000s)	$448,694
Ratio of net expenses to average net assets	0.75	%(3)
Ratio of gross expenses to average net assets	0.76	%(3)(4)
Ratio of net investment income to average net assets	1.46	%(3)
Portfolio turnover rate	19%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.23)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015	2014
Net asset value, beginning of period	$25.76	$22.40	$25.64	$25.77	$21.29

Income from investment operations:
Net investment income (loss)	(0.06)	0.05	0.09	0.07	0.01
Net realized and unrealized gain
(loss) on investments	3.75	4.62	(1.48)	1.11	5.12
Total from investment operations	3.69	4.67	(1.39)	1.18	5.13

Less distributions from:
Net investment income	(0.05)	(0.08)	(0.09)	(0.03)	(0.03)
Capital gains	(2.03)	(1.23)	(1.76)	(1.28)	(0.62)
Total distributions	(2.08)	(1.31)	(1.85)	(1.31)	(0.65)

Net asset value, end of period	$27.37	$25.76	$22.40	$25.64	$25.77

Total return	14.64%	20.90%	(5.23)%	4.81%	24.29%
Net assets, end of period (000s)	$113,007	$402,770	$366,164	$404,400	$385,094
Ratio of net expenses to average net assets	1.17%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets(1)	1.21%	1.27%	1.28%	1.34%	1.35%
Ratio of net investment income
to average net assets	0.26%	0.26%	0.42%	0.27%	0.05%
Portfolio turnover rate	16%	12%	12%	11%	13%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.09)	$0.03	$0.07	$0.03	$(0.01)

(1)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$25.96

Income from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investments	3.62
Total from investment operations	3.56

Less distributions from:
Net investment income	(0.08)
Capital gains	(2.03)
Total distributions	(2.11)

Net asset value, end of period	$27.41

Total return	14.05	%(2)
Net assets, end of period (000s)	$331,999
Ratio of net expenses to average net assets	0.93	%(3)
Ratio of gross expenses to average net assets	0.95	%(3)(4)
Ratio of net investment income to average net assets	0.48	%(3)
Portfolio turnover rate	16%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.06)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
Investor Class	2018	2017		2016	2015	2014
Net asset value, beginning of period	$11.20	$9.16		$11.34	$12.59	$10.16

Income from investment operations:
Net investment income	0.15	0.27		0.25	0.22	0.40
Net realized and unrealized gain
(loss) on investments	0.83	2.07		(2.24)	(1.08)	2.25
Total from investment operations	0.98	2.34		(1.99)	(0.86)	2.65

Less distributions from:
Net investment income	(0.31)	(0.30)		(0.19)	(0.39)	(0.22)
Capital gains	—	—		—	—	—
Total distributions	(0.31)	(0.30)		(0.19)	(0.39)	(0.22)

Net asset value, end of period	$11.87	$11.20		$9.16	$11.34	$12.59

Total return	8.61%	25.81%		(17.66)%	(6.62)%	26.23%
Net assets, end of period (000s)	$174,610	$714,939		$602,565	$710,710	$725,911
Ratio of net expenses to average net assets	1.12%	1.13	%(1)	1.16%	1.26%	1.26%
Ratio of gross expenses to average net assets	1.12%	1.13	%(1)	1.16%	1.26%	1.26%
Ratio of net investment income
to average net assets	1.86%	2.51%		2.51%	2.12%	3.58%
Portfolio turnover rate	21%	17%		21%	21%	15%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.15	$0.27		$0.25	$0.22	$0.40

(1)	Reflects the Fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$11.28

Income from investment operations:
Net investment loss	(0.21)
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	0.93

Less distributions from:
Net investment income	(0.32)
Capital gains	—
Total distributions	(0.32)

Net asset value, end of period	$11.89

Total return	8.16	%(2)
Net assets, end of period (000s)	$560,676
Ratio of net expenses to average net assets	0.90	%(3)(4)
Ratio of gross expenses to average net assets	0.92%
Ratio of net investment income to average net assets	4.25	%(3)
Portfolio turnover rate	21%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.21)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
Investor Class	2018	2017		2016	2015		2014
Net asset value, beginning of period	$22.09	$18.72		$20.43	$22.05		$17.30

Income from investment operations:
Net investment income (loss)	(0.60)	0.18		0.42	0.23		0.15
Net realized and unrealized gain
(loss) on investments	2.46	3.97		(1.40)	(1.42)		4.95
Total from investment operations	1.86	4.15		(0.98)	(1.19)		5.10

Less distributions from:
Net investment income	(0.43)	(0.36)		(0.19)	(0.31)		(0.35)
Capital gains	(0.58)	(0.42)		(0.54)	(0.12)		—
Total distributions	(1.01)	(0.78)		(0.73)	(0.43)		(0.35)

Net asset value, end of period	$22.94	$22.09		$18.72	$20.43		$22.05

Total return	8.35%	22.87%		(4.81)%	(5.21)%		29.68%
Net assets, end of period (000s)	$90,584	$355,959		$307,502	$337,659		$337,334
Ratio of net expenses to average net assets †	0.86%	0.96	%(1)	1.04%	1.10%		1.10%
Ratio of gross expenses to average net assets †	0.86%	0.96	%(1)	1.04%	1.12	%(2)	1.10	%(2)
Ratio of net investment income
to average net assets †	1.27%	0.64%		2.15%	1.15%		0.75%
Ratio of expenses to average net assets
for the DFA Portfolio (unaudited) (3)†	0.53%	0.53%		0.53%	0.53%		0.53%
Ratio of expenses to average net
assets for the DFA Portfolio (4)†	0.53%	0.53%		0.54%	0.53%		0.54%
Portfolio turnover rate (5)	6%	0%		0%	0%		0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.60)	$0.18		$0.42	$0.23		$0.15

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Reflects the Fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(2)	Gross expenses before waivers of expenses.
(3)	The DFA Portfolio expense ratios are as of April 30, 2018, 2017, 2016, 2015 and 2014, respectively and are unaudited.
(4)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.
(5)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small
	Company Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$22.01

Income from investment operations:
Net investment loss	(0.41)
Net realized and unrealized gain (loss) on investments	2.40
Total from investment operations	1.99

Less distributions from:
Net investment income	(0.46)
Capital gains	(0.58)
Total distributions	(1.04)

Net asset value, end of period	$22.96

Total return	8.98	%(2)
Net assets, end of period (000s)	$264,464
Ratio of net expenses to average net assets †	0.54%
Ratio of gross expenses to average net assets †	0.57	%(3)(4)
Ratio of net investment income to average net assets †	0.98	%(3)
Ratio of expenses to average net assets for the DFA Portfolio (unaudited) (5)†	0.53%
Ratio of expenses to average net assets for the DFA Portfolio (6)†	0.53%
Portfolio turnover rate (7)	6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.41)

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2018 and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2017.
(7)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.56	$7.78	$9.05	$10.51	$9.32

Income from investment operations:
Net investment income (loss)	(0.11)	0.09	0.11	0.11	0.10
Net realized and unrealized gain
(loss) on investments	0.62	1.79	(1.29)	(1.43)	1.26
Total from investment operations	0.51	1.88	(1.18)	(1.32)	1.36

Less distributions from:
Net investment income	(0.14)	(0.10)	(0.09)	(0.13)	(0.08)
Capital gains	—	—	—	(0.01)	(0.09)
Total distributions	(0.14)	(0.10)	(0.09)	(0.14)	(0.17)

Net asset value, end of period	$9.93	$9.56	$7.78	$9.05	$10.51

Total return	5.23%	24.42%	(12.95)%	(12.53)%	14.70%
Net assets, end of period (000s)	$49,384	$204,553	$166,788	$167,220	$162,333
Ratio of net expenses to average net assets	1.38%	1.40%	1.40%	1.45%	1.45%
Ratio of gross expenses to average net assets (1)	1.61%	1.66%	1.72%	1.83%	1.93%
Ratio of net investment income
to average net assets	1.26%	0.93%	1.52%	1.17%	1.12%
Portfolio turnover rate	18%	21%	13%	14%	10%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$(0.19)	$0.07	$0.09	$0.07	$0.06

(1)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets
	Value Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$9.61

Income from investment operations:
Net investment loss	(0.11)
Net realized and unrealized gain (loss) on investments	0.59
Total from investment operations	0.48

Less distributions from:
Net investment income	(0.15)
Capital gains	—
Total distributions	(0.15)

Net asset value, end of period	$9.94

Total return	4.87	%(2)
Net assets, end of period (000s)	$164,047
Ratio of net expenses to average net assets	1.16	%(3)
Ratio of gross expenses to average net assets	1.41	%(3)(4)
Ratio of net investment income to average net assets	1.74	%(3)
Portfolio turnover rate	18%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
Investor Class	2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.38	$12.17	$10.03	$9.94	$9.04

Income from investment operations:
Net investment income	0.14	0.21	0.26	0.19	0.20
Net realized and unrealized gain
(loss) on investments	0.21	(0.59)	2.07	0.13	0.86
Total from investment operations	0.35	(0.38)	2.33	0.32	1.06

Less distributions from:
Net investment income	(0.14)	(0.35)	(0.19)	(0.23)	(0.16)
Capital gains	(0.19)	(0.06)	—	—	—
Total distributions	(0.33)	(0.41)	(0.19)	(0.23)	(0.16)

Net asset value, end of period	$11.40	$11.38	$12.17	$10.03	$9.94

Total return	3.14%	(2.98)%	23.56%	3.12%	12.10%
Net assets, end of period (000s)	$44,916	$172,150	$186,216	$160,246	$150,198
Ratio of net expenses to average net assets	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.04%	1.05%	1.06%	1.23%	1.31%
Ratio of net investment income
to average net assets	2.27%	1.53%	2.43%	1.85%	2.43%
Portfolio turnover rate	6%	7%	7%	3%	0	%(2)
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.12	$0.20	$0.25	$0.17	$0.18

(1)	Gross expenses before waivers of expenses.
(2)	Amount rounds to less than 0.5%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
Select Class	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$11.53

Income from investment operations:
Net investment loss	(0.09)
Net realized and unrealized gain (loss) on investments	0.32
Total from investment operations	0.23

Less distributions from:
Net investment income	(0.16)
Capital gains	(0.19)
Total distributions	(0.35)

Net asset value, end of period	$11.41

Total return	2.03	%(2)
Net assets, end of period (000s)	$140,647
Ratio of net expenses to average net assets	0.76	%(3)
Ratio of gross expenses to average net assets	0.85	%(3)(4)
Ratio of net investment income to average net assets	3.10	%(3)
Portfolio turnover rate	6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.08)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2018	2017	2016‡
Net asset value, beginning of period	$10.73	$9.51	$10.00

Income from investment operations:
Net investment income (loss)	(0.15)	0.14	0.10
Net realized and unrealized gain (loss) on investments	1.03	1.27	(0.49)
Total from investment operations	0.88	1.41	(0.39)

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.10)
Capital gains	(0.17)	(0.05)	—
Total distributions	(0.32)	(0.19)	(0.10)

Net asset value, end of period	$11.29	$10.73	$9.51

Total return	8.11%	15.04%	(3.89	)%(1)
Net assets, end of period (000s)	$35,745	$27,422	$11,662
Ratio of net expenses to average net assets	0.00%	0.00%	0.00	%(2)
Ratio of gross expenses to average net assets(3)	0.60%	0.61%	2.72	%(2)
Ratio of net investment income to average net assets	1.09%	1.32%	1.11	%(2)
Portfolio turnover rate	20%	11%	5%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.21)	$0.10	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

All of the Funds commenced investment operations on August 5, 1999, except the SA Global Fixed Income Fund, which commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, which commenced operations on July 1, 2015.

Effective July 3, 2017, the formerly single class of shares of each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, was renamed Investor Class shares. Also, effective July 3, 2017, each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, began offering Select Class shares.

Select Class shares are available to investors that invest through the Adviser’s Strategist Program and certain registered investment companies at the discretion of the Adviser. In addition, beginning on April 1, 2018, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2018, the SA International Small Company Fund held approximately 2.56% of the DFA Portfolio. The performance of the SA International Small Company Fund

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Effective January 1, 2018, purchases by the SA Worldwide Moderate Growth Fund in Underlying SA Funds receive Select Class shares. Existing Investor Class shares of SA Funds held by the Fund were converted (via an inter-class tax free exchange) into Select Class shares on the first business day of 2018.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its Designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its Designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its Designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

The tables below provide a summary of the inputs as of June 30, 2018, in valuing each Fund’s investments

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Balance
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2018
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$614,458,420	$—	$614,458,420
Short-Term Investments	3,033,627	—	—	3,033,627
Total Investments	$3,033,627	$614,458,420	$—	$617,492,047
SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$725,939,587	$—	$725,939,587
Short-Term Investments	30,009,218	—	—	30,009,218
Other Financial Instruments
Forward Foreign Currency Contracts	—	12,839,601	—	12,839,601
Total Investments	$30,009,218	$738,779,188	$—	$768,788,406
Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(557,809)	$—	$(557,809)
SA U.S. Core Market Fund (a)
Common Stocks	$757,523,379	$—	$—	$757,523,379
Rights and Warrants	—	—	5,946	5,946
Mutual Funds	35,277,609	—	—	35,277,609
Short-Term Investments	4,100,698	—	—	4,100,698
Total Investments	$796,901,686	$—	$5,946	$796,907,632
SA U.S. Value Fund (a)
Common Stocks	$599,532,339	$—	$—	$599,532,339
Short-Term Investments	3,539,579	—	—	3,539,579
Total Investments	$603,071,918	$—	$—	$603,071,918
SA U.S. Small Company Fund (a)
Common Stocks	$444,200,787	$—	$—	$444,200,787
Rights and Warrants	—	—	6,626 †	6,626 †
Preferred Stocks	68,876	—	—	68,876
Short-Term Investments	11,227,381	—	—	11,227,381
Total Investments	$455,497,044	$—	$6,626	$455,503,670

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Balance
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2018
SA International Value Fund (a)
Common Stocks	$719,761,867	$—	$—	$719,761,867
Preferred Stocks	8,201,913	—	—	8,201,913
Rights and Warrants	203,247	—	— †	203,247 †
Short-Term Investments	26,478,437	—	—	26,478,437
Total Investments	$754,645,464	$—	$—	$754,645,464
SA International Small Company Fund (a)
Mutual Funds	$355,244,358	$—	$—	$355,244,358
Total Investments	$355,244,358	$—	$—	$355,244,358
SA Emerging Markets Value Fund (b)
Common Stocks	$208,007,495	$1,308,291	$229,619 †	$209,545,405 †
Preferred Stocks	3,163,648	—	—	3,163,648
Rights and Warrants	5,579	—	—	5,579
Short-Term Investments	4,065,785	—	—	4,065,785
Total Investments	$215,242,507	$1,308,291	$229,619	$216,780,417
SA Real Estate Securities Fund (a)
Common Stocks	$184,028,808	$—	$—	$184,028,808
Short-Term Investments	1,702,394	—	—	1,702,394
Total Investments	$185,731,202	$—	$—	$185,731,202
SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$35,749,773	$—	$—	$35,749,773
Total Investments	$35,749,773	$—	$—	$35,749,773

†	Contains securities with a market value of zero.
(a)	For the year end June 30, 2018, there was no transfer activity between Level 1 and Level 2.
(b)	For the year ended June 30, 2018, common stocks valued at $1,308,291 were transferred from Level 1 to Level 2; common stocks valued at $160,625 were transferred from Level 1 to Level 3; common stocks valued at $114,855 were transferred from Level 2 to Level 1 and common stocks valued at $259,502 were transferred from Level 3 to Level 1.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds’ policy is to recognize transfers between the levels as of the end of the fiscal year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal year.

									Net Change
									in Unrealized
					Total				Appreciation
					realized and				(Depreciation)
	Beginning			Accrued	unrealized	Transfers	Transfers	Ending	on Investments
	Balance			discounts	gains	in to	out of	Balance	Held at
	July 1, 2017	Purchases	Sales	(premiums)	(losses)*	Level 3	Level 3	June 30, 2018	June 30, 2018*
SA U.S. Core
Market Fund
Rights and Warrants	$13,348	—	(9,938)	—	2,536	—	—	$5,946	3,883
SA U.S. Small
Company Fund
Rights and
Warrants(1)(2)	$7,534	7,099	(628)	—	(7,379)	—	—	6,626	(7,379)
SA Emerging Markets
Value Fund
Common Stocks(1)(2)	261,486	63,221	—	—	3,789	160,625	(259,502)	229,619	3,789

(1)	Level 3 at July 1, 2017 included securities with a fair value of $0.
(2)	Level 3 at June 30, 2018 included securities with fair value of $0.
*	All net realized and change in unrealized gains (losses) are reflected on the accompanying Statements of Operations.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

As of June 30, 2018, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of	(Including
	Value	Value of Cash	Non-Cash	Calculated
	of Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$25,275,867	$22,366,345	$3,431,708	$25,822,428
SA U.S. Core Market Fund	$12,374,916	$1,950,337	$10,771,206	$12,672,568
SA U.S. Value Fund	$12,987,897	$1,766,686	$11,512,999	$13,275,762
SA U.S. Small Company Fund	$40,827,991	$10,266,890	$31,719,534	$41,857,441
SA International Value Fund	$43,340,399	$22,852,008	$21,690,008	$44,883,173
SA Emerging Markets Value Fund	$4,975,743	$3,899,594	$1,331,538	$5,296,264
SA Real Estate Securities Fund	$5,222,096	$429,379	$4,965,713	$5,356,603

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2018
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$22,366,345	$—	$—	$—	$22,366,345
Total Borrowings	$22,366,345	$—	$—	$—	$22,366,345
Gross amount of recognized liabilities for securities lending transactions					$22,366,345

SA U.S. Core Market Fund
Common Stocks	$1,950,337	$—	$—	$—	$1,950,337
Total Borrowings	$1,950,337	$—	$—	$—	$1,950,337
Gross amount of recognized liabilities for securities lending transactions					$1,950,337

SA U.S. Value Fund
Common Stocks	$1,766,686	$—	$—	$—	$1,766,686
Total Borrowings	$1,766,686	$—	$—	$—	$1,766,686
Gross amount of recognized liabilities for securities lending transactions					$1,766,686

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2018
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA U.S. Small Company Fund
Common Stocks	$10,266,890	$—	$—	$—	$10,266,890
Total Borrowings	$10,266,890	$—	$—	$—	$10,266,890
Gross amount of recognized liabilities for securities lending transactions					$10,266,890

SA International Value Fund
Common Stocks	$22,852,008	$—	$—	$—	$22,852,008
Total Borrowings	$22,852,008	$—	$—	$—	$22,852,008
Gross amount of recognized liabilities for securities lending transactions					$22,852,008

SA Emerging Markets Value Fund
Common Stocks	$3,899,594	$—	$—	$—	$3,899,594
Total Borrowings	$3,899,594	$—	$—	$—	$3,899,594
Gross amount of recognized liabilities for securities lending transactions					$3,899,594

SA Real Estate Securities Fund
Common Stocks	$429,379	$—	$—	$—	$429,379
Total Borrowings	$429,379	$—	$—	$—	$429,379
Gross amount of recognized liabilities for securities lending transactions					$429,379

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

The following tables, grouped into appropriate risk categories, discloses the amounts related to the Fund’s use of derivative instruments and hedging activities at June 30, 2018, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign currency	$12,839,601	$557,809	$943,655	$13,200,267

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: Forward currency transactions.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward currency translations.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2018:

	Gross Amount
	of Assets
	Presented in	Financial
	Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
Bank of America, N.A.	$144,362	$(67,582)	—	$76,780
HSBC Bank USA	252,173	(37,485)	—	214,688
Morgan Stanley & Co., Inc.	671,523	(334,865)	—	336,658
State Street Bank and Trust Co.	11,771,543	(14,631)	—	11,756,912

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2018:

	Gross Amounts
	of Liabilities
	Presented in	Financial
	Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Pledged	Net Amount
Bank of America, N.A.	$67,582	$(67,582)	—	—
Citibank, N.A.	103,246	—	—	$103,246
HSBC Bank USA	37,485	(37,485)	—	—
Morgan Stanley & Co., Inc.	334,865	(334,865)	—	—
State Street Bank and Trust Co.	14,631	(14,631)	—	—

For the fiscal year ended June 30, 2018, the average monthly principal amount of forward foreign currency exchange contracts was $240,824,655.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2018, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2018, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.
The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2015- 2017), or expected to be taken in the Funds’ 2018 tax returns.

For federal income tax purposes, realized capital losses may be carried over to offset future realized capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a fund in taxable years beginning after December 22, 2010 are not subject to expiration and retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment taxable years.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

As of June 30, 2018, for U.S. federal income tax purposes, the SA U.S. Fixed Income Fund had an amount of $2,603,751 in unlimited short-term losses, and the SA U.S. Fixed Income Fund and SA Emerging Markets Value Fund had an amount of $1,026,712 and $2,531,848 in unlimited long-term losses, respectively, available to offset future net realized gains.

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2018 and 2017 were as follows:

	2018		2017
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
SA U.S. Fixed Income Fund	$5,804,546	$—	$3,028,691	$—
SA Global Fixed Income Fund	2,985,398	306,943	8,412,698	1,085,104
SA U.S. Core Market Fund	7,187,623	24,062,618	8,724,485	32,156,314
SA U.S. Value Fund	9,148,615	49,908,736	7,687,159	19,834,192
SA U.S. Small Company Fund	2,964,389	29,072,976	2,083,890	18,256,165
SA International Value Fund	19,000,010	—	19,000,352	—
SA International Small Company Fund	6,291,205	9,189,090	5,697,798	6,714,423
SA Emerging Markets Value Fund	2,926,539	—	2,156,931	—
SA Real Estate Securities Fund	2,199,183	2,823,399	4,732,336	1,327,299
SA Worldwide Moderate Growth Fund	374,586	429,421	246,882	85,956

As of June 30, 2018, the components of distributable earnings on a federal income tax basis were:

				Post October
	Undistributed	Undistributed	Unrealized	Capital/
	Ordinary	Long-Term	Appreciation/	Late Year	Capital Loss
	Income	Capital Gains	(Depreciation)	Ordinary Loss	Carryforward
SA U.S. Fixed Income Fund	$1,239,730	$—	$(2,943,372)	$—	$(3,630,463)
SA Global Fixed Income Fund	18,482,133	—	(18,831,202)	(1,708,368)	—
SA U.S. Core Market Fund	3,571,731	15,939,280	446,485,624	—	—
SA U.S. Value Fund	3,699,064	26,711,029	183,658,350	—	—
SA U.S. Small Company Fund	234,707	6,401,357	170,782,879	—	—
SA International Value Fund	15,398,761	—	55,606,351	—	—
SA International Small Company Fund	—	13,599,285	122,142,924	—	—
SA Emerging Markets Value Fund	1,283,547	—	8,612,677	—	(2,531,848)
SA Real Estate Securities Fund	2,011,178	1,053,945	57,756,772	—	—
SA Worldwide Moderate Growth Fund	20,617	1,376,886	2,450,557	—	—

During the fiscal year ended June 30, 2018, SA International Value Fund and SA Emerging Markets Value Fund utilized $34,126,082 and $5,782,380 of capital loss carryforward, respectively. As of fiscal year ending June 30, 2018, SA International Value Fund expired capital losses of $1,296,577.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

At June 30, 2018, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$620,435,419	$22,548	$2,965,920	$(2,943,372)
SA Global Fixed Income Fund	775,154,633	12,829,940	31,584,290	(18,754,350)
SA U.S. Core Market Fund	350,422,008	449,669,424	3,183,800	446,485,624
SA U.S. Value Fund	419,413,568	193,654,478	9,996,128	183,658,350
SA U.S. Small Company Fund	284,720,791	186,685,958	15,903,079	170,782,879
SA International Value Fund	699,007,872	110,728,991	55,091,399	55,637,592
SA International Small Company Fund	233,101,434	122,142,924	—	122,142,924
SA Emerging Markets Value Fund	207,501,173	35,324,163	26,044,919	9,279,244
SA Real Estate Securities Fund	127,974,430	61,903,254	4,146,482	57,756,772
SA Worldwide Moderate Growth Fund	33,299,216	2,491,532	40,975	2,450,557

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2018, as a result of permanent book-to-tax difference, the following reclassification and adjustments were made on the Statement of Assets and Liabilities:

		Undistributed	Accumulated
	Paid in	Net Investment	Net Realized
	Capital	Income	Gain (Loss)
SA U.S. Fixed Income Fund	$—	$—	$—
SA Global Fixed Income Fund	—	641,509	(641,509)
SA U.S. Core Market Fund	—	(86,800)	86,800
SA U.S. Value Fund	(1)	(656,011)	656,012
SA U.S. Small Company Fund	19	(119,716)	119,697
SA International Value Fund	(1,296,578)	2,139,177	(842,599)
SA International Small Company Fund	—	1,579,733	(1,579,733)
SA Emerging Markets Value Fund	—	300,543	(300,543)
SA Real Estate Securities Fund	—	(253)	253
SA Worldwide Moderate Growth Fund	—	26,398	(26,398)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Loring Ward Holdings, Inc., a U.S. company based in San Jose, California. Loring Ward Holdings, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of ten trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Loring Ward Holdings, Inc. For the advisory services provided to the Funds, the Adviser is

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. Effective January 1, 2018, the Board of Trustees of the Trust approved a lowering of the advisory fee for certain Funds of the Trust as follows:

	Advisory Fees
	July 1, 2017
	through	Effective
	December 31, 2017	January 1, 2018
SA U.S. Fixed Income Fund	0.15%	0.15%
SA Global Fixed Income Fund	0.25%	0.25%
SA U.S. Core Market Fund	0.45%	0.40%
SA U.S. Value Fund	0.45%	0.40%
SA U.S. Small Company Fund	0.45%	0.40%
SA International Value Fund	0.50%	0.45%
SA International Small Company Fund	0.50%	0.25%
SA Emerging Markets Value Fund	0.50%	0.45%
SA Real Estate Securities Fund	0.35%	0.35%
SA Worldwide Moderate Growth Fund*	0.00%	0.00%

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds, except the SA Worldwide Moderate Growth Fund, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. The SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests. The Sub-Advisory Agreement were amended effective January 1, 2018 and new annual sub-advisory fee rates are in effect January 1, 2018.

	Sub-Advisory Fees
	July 1, 2017
	through	Effective
	December 31, 2017	January 1, 2018
SA U.S. Fixed Income Fund	0.05%	0.03%
SA Global Fixed Income Fund	0.05%	0.03%
SA U.S. Core Market Fund	0.0462%*	0.03%*
SA U.S. Value Fund	0.10%	0.10%
SA U.S. Small Company Fund	0.35%	0.25%
SA International Value Fund	0.20%	0.20%
SA Emerging Markets Value Fund	0.50%	0.47%
SA Real Estate Securities Fund	0.15%	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. Effective January 1, 2018, the Board of Trustees of the Trust approved an amendment to the fee waiver and/or expense reimbursement for certain Funds of the Trust as follows:

	Expense Limitation
	Investor Class	Investor Class	Select Class	Select Class
	July 1, 2017 through	Effective	July 3, 2017 through	Effective
	December 31, 2017	January 1, 2018	December 31, 2017*	January 1, 2018
SA U.S. Fixed Income Fund	0.65%	0.65%	0.45%	0.45%
SA Global Fixed Income Fund	0.80%	0.75%	0.60%	0.55%
SA U.S. Core Market Fund	1.00%	0.90%	0.80%	0.70%
SA U.S. Value Fund	1.05%	1.00%	0.85%	0.80%
SA U.S. Small Company Fund	1.20%	1.15%	1.00%	0.95%
SA International Value Fund	1.20%	1.15%	1.00%	0.95%
SA International Small Company Fund	1.10%	0.75%	0.90%	0.55%
SA Emerging Markets Value Fund	1.40%	1.35%	1.20%	1.15%
SA Real Estate Securities Fund	1.00%	0.95%	0.80%	0.75%

* Select Class commenced operations on July 3, 2017

Up to January 1, 2018, the Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. From July 1, 2017 through December 31, 2017, the Adviser recaptured $44,132 from the SA U.S. Fixed Income Fund pursuant to these conditions. Effective January 1, 2018, the Adviser will no longer seek to recapture any amounts waived or reimbursed under the fee waiver and/or expense reimbursement arrangements in place.

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $96,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $9,600 per year.

Prior to January 1, 2018, the annual compensation of each Trustee was $90,000. In addition, the Chairman of the Board’s annual supplemental compensation was $9,000.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2018 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
SA U.S. Fixed Income Fund	$430,054,462	$237,892,568	$353,847,785	$293,482,459
SA Global Fixed Income Fund	18,201,456	343,998,404	4,437,620	322,216,708
SA U.S. Core Market Fund	0	49,523,816	0	88,102,141
SA U.S. Value Fund	0	116,049,410	0	128,755,709
SA U.S. Small Company Fund	0	66,119,922	0	78,627,711
SA International Value Fund	0	156,847,107	0	183,222,590
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	0	41,620,717	0	40,504,463
SA Real Estate Securities Fund	0	22,957,717	0	10,206,825
SA Worldwide Moderate Growth Fund	0	13,274,165	0	6,222,278

N/A — The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2018 (Continued)

4. Capital Shares and Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2018 follows:

				Net
				Realized				Dividend
				Gain (Loss)		Ending		Income	Capital Gain
	Beginning			on Sales of	Change in	Value	Shares	from	Distributions
	Value			Affiliated	Unrealized	as of	as of	Affiliated	from Affiliated
Affiliated Investment	as of	Purchases	Proceeds	Investment	Appreciation/	June 30,	June 30,	Investment	Investment
Companies	July 1, 2017	at Cost	from Sales	Companies	Depreciation	2018	2018	Companies	Companies
SA Emerging Markets
Value Fund	$2,739,719	$1,466,486	$(728,414)	$150,651	$(67,051)	$3,561,391	358,289	$38,675	$—
SA Global Fixed
Income Fund	3,553,104	1,813,477	(707,594)	(10,022)	(1,890)	4,647,075	484,575	15,627	1,792
SA International
Value Fund	5,237,285	2,417,616	(1,199,393)	229,632	88,319	6,773,459	569,677	137,909	—
SA Real Estate
Securities Fund	1,361,451	817,484	(347,632)	(10,850)	46,686	1,867,139	163,641	18,225	23,990
SA U.S. Core
Market Fund	4,927,527	1,915,925	(1,078,239)	173,914	477,711	6,416,838	265,159	47,241	162,647
SA U.S. Fixed
Income Fund	3,283,757	1,692,977	(658,615)	(3,799)	(25,871)	4,288,449	424,599	38,327	—
SA U.S. Small
Company Fund	2,470,640	1,170,236	(649,284)	96,579	120,969	3,209,140	117,079	4,946	192,652
SA U.S. Value Fund	3,840,171	1,979,964	(853,107)	146,757	(127,503)	4,986,282	270,846	48,126	345,257
Totals	$27,413,654	$13,274,165	$(6,222,278)	$772,862	$511,370	$35,749,773		$349,076	$726,338

5. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017, and has been adopted accordingly.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SA Funds – Investment Trust and Shareholders of SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (constituting SA Funds – Investment Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2018, the related statements of operations for the year ended June 30, 2018, the statements of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California
August 27, 2018

We have served as the auditor of one or more investment companies in SA Funds – Investment Trust since 2000.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

Member of FINRA/SIPC, this report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o LWI Financial Inc.
10 Almaden Blvd.
15th Floor
San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (2008 – 2014); Treasurer, Kilohana Martial Arts Association (since July 2018); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (2009-2013).	10	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of market research and strategy consulting to financial services firms) (since 1998).	10	Director, The Edelman Financial Group (provider of investment advisory services) since January 2014). Director, Envestnet, Inc. (provider of wealth management solutions) (since August 2011).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (4 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://sa-funds.com.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).

President and Chief Executive Officer, LWI Financial Inc. and Loring Ward Securities Inc. (since January 2009); President and Chief Executive Officer, Loring Ward Holdings, Inc. (since January 2008); President and Chief Executive Officer, Loring Ward Group Inc. (2009 – 2016); President and Chief Executive Officer, The Wealth Management Alliance LLC (since July 2013).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).

Chief Financial Officer and Treasurer, LWI Financial Inc. and Loring Ward Securities Inc. (since March 2009); Chief Financial Officer and Treasurer, Loring Ward Holdings, Inc. (since March 2009); Chief Financial Officer and Treasurer, Chief Operating Officer, Loring Ward Group Inc. (2009 – 2016); Chief Operating Officer, Loring Ward Holdings, Inc. (2009 – 2016); Chief Financial Officer and Treasurer, The Wealth Management Alliance LLC (since July 2013).

Deborah Djeu* Year of Birth: 1962	Vice President and Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since March 2016)

Chief Compliance Officer, Chief Legal Officer, and Corporate Secretary, ASA Gold and Precious Metals Ltd. (2012-2015); Chief Compliance Officer, LWI Financial and The Wealth Management Alliance LLC (since September 2015); Chief Compliance Officer, Loring Ward Securities Inc. (since June 2016).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 10 Almaden Blvd., 15th Floor San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting held on May 25, 2018 (the “Meeting”), the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of each of the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 7, 2018 (the “May 7 Telephonic Meeting”), as well as information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during both the May 7 Telephonic Meeting and the Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular factor or piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds, as well as the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser.

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the performance of each of the Funds for various periods on an absolute basis, as well as relative to each Fund’s benchmark index, certain funds determined by Broadridge Financial Solutions, Inc. (“Broadridge”) to be comparable based on investment style (the “Broadridge Peer Group”) and funds managed by the Sub-Adviser with comparable investment styles. The Board noted that it received Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge, which included comparisons of the performance of each Fund to its Broadridge Peer Group and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style,

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

share class characteristics (to reflect similar expense structures) and asset size (to reflect similar economies of scale), as applicable. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2017. The Board noted that the performance information provided by Broadridge related specifically to the Investor Class shares of each Fund, because the Select Class shares had not yet been in operation for one complete calendar year.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as significant to its evaluation of each of the Fund’s respective investment performance. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board considered each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund (which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies).

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s net total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2017. It was also noted that the Fund outperformed its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, for each of the 1-year and 3-year periods ended December 31, 2017. The Board also took into consideration the Fund’s relatively higher credit quality and shorter duration as a substantial cause of its underperformance relative to its Broadridge Peer Group.

For the SA Global Fixed Income Fund, it was noted that the Fund’s net total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2017. It was also noted that the Fund exceeded its benchmark, the Citigroup World Government Bond 1-5 Year (Hedged) Index, for each of those periods. The Board took into consideration the Fund’s relatively higher credit quality, shorter duration and focus on developed markets as a substantial cause of its underperformance relative to its Broadridge Peer Group.

For the SA U.S. Core Market Fund, it was noted that the Fund’s net total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2017. It was also noted that the Fund exceeded its benchmark, the Russell 3000 Index, for each of those periods.

For the SA U.S. Value Fund, it was noted that the Fund’s net total return performance was in the 2nd quartile among its Broadridge Peer Group for the 1-year period ended December 31, 2017, and the 1st quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund exceeded its benchmark, the Russell 1000 Value Index, for each of the 1-year, 3-year, 5-year and 10-year periods.

For the SA U.S. Small Company Fund, it was noted that the Fund’s net total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2017. It was also noted that the Fund exceeded its benchmark, the Russell 2000 Index, for each of the 3-year, 5-year and 10-year periods.

For the SA International Value Fund, it was noted that the Fund’s net total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2017, the 2nd quartile for the 3- and 5-year periods, and the 3rd quartile for the 10-year period ended the same date. It was also noted that the Fund exceeded its benchmark, the MSCI World Ex. U.S. Value Index (net div.), for each of the 1-year, 3-year, 5-year and 10-year periods.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s net total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2017, and the 3rd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund exceeded its benchmark, the MSCI World Ex. U.S. Small Cap Index (net div.), for each of the 3-year, 5-year and 10-year periods.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s net total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2017, and the 3rd quartile for the 5-year period ended the same date. It was also noted that the Fund exceeded its benchmark, the MSCI Emerging Markets Value Index (net div.), for each of the 1-year, 3-year, 5-year and 10-year periods ended the same date.

For the SA Real Estate Securities Fund, it was noted that the Fund’s net total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2017. It was also noted that the Fund outperformed its benchmark, the Dow Jones U.S. Select REIT Index, for each of those periods.

For the SA Worldwide Moderate Growth Fund, it was noted that due to the Fund’s inception on July 1, 2015, the Broadridge report included only performance for the 1-year period ended December 31, 2017. For that period, the Board noted that the Fund performed in the 3rd quartile of its Broadridge Peer Group and outperformed its benchmark, the Morningstar Moderate Target Risk Index, for the same period. The Board considered the factors that contributed to the relative underperformance of certain Underlying SA Funds, in which the Fund invests, when considering the Fund’s relative underperformance to its Broadridge Peer Group.

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated potential or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the growth rates in the Funds’ assets, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds and the operating expense limit was lowered on eight Funds, applicable as of January 1, 2018. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders. The Board also noted that the Adviser has agreed to waive its right to any future recoupment payments under these expense limitation agreements.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that each Fund’s net expense ratio, a figure which includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The Board noted the reduction in fiscal year 2018 of annual advisory fees from 45 bps to 40 bps for each of the SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 45 bps for SA International Value Fund and SA Emerging Markets Value Fund; and from 50 bps to 25 bps for the SA International Small Company Fund, in addition to prior reductions in recent years. The Board further noted the implementation, for each share class, of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2021 for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025 to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 3 to 47 bps annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (25 bps annually) and the SA Emerging Markets Value Fund (47 bps annually). The Board took into consideration that these fees were negotiated fees that reflected an arm’s-length negotiation between the Adviser and the Sub Adviser, and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the fiscal year 2018 reduction in the Sub-Advisory Agreement from 5 bps to 3 bps for the SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund; from 4.62 bps to 3 bps for the SA U.S. Core Market Fund; from 35 bps to 25 bps for the SA U.S. Small Company Fund; from 50 bps to 47 bps for the SA Emerging Markets Value Fund and from 15 bps to 10 bps for the SA Real Estate Fund.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits and has wound down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the current market climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and relevant laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser are expected to provide a high level of service to each Fund; the performance of each Fund across multiple periods and, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2018:

Foreign Tax Credits — For the fiscal year ended June 30, 2018, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign Tax	Foreign
	Credit	Source Income
SA International Value Fund	$1,569,837	$29,183,182
SA International Small Company Fund	359,645	8,168,667
SA Emerging Markets Value Fund	649,317	6,857,124
SA Worldwide Moderate Growth Fund	17,845	163,660

Capital Gain Distributions — On December 22, 2017, the following Funds declared long-term capital gain distribution.

SA Global Fixed Income Fund	$306,943
SA U.S. Core Market Fund	24,062,618
SA U.S. Value Fund	49,908,736
SA U.S. Small Company Fund	29,072,976
SA International Small Company Fund	9,189,090
SA Real Estate Securities Fund	2,823,399

On December 28, 2017, SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $429,421.

Corporate Dividends Received Deduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Small Company Fund	100%
SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA Worldwide Moderate Growth Fund	32.21%

Qualified Dividend Income — For the fiscal year ended June 30, 2018 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $425,800 or $479,000 if married filing jointly). Complete information will be reported in conjunction with your 2018 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, January 1, 2018 through June 30, 2018. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
				Expenses				Expenses
	Beginning	Ending	Annual	Paid	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During	Account	Account	Expense	During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,001.60	0.62%	$3.08	$1,000	$1,002.10	0.43%	$2.13
SA Global Fixed Income Fund	1,000	999.00	0.72	3.57	1,000	1,000.00	0.52	2.58
SA U.S. Core Market Fund	1,000	1,033.80	0.87	4.39	1,000	1,035.50	0.67	3.38
SA U.S. Value Fund	1,000	978.70	0.94	4.61	1,000	979.80	0.74	3.63
SA U.S. Small Company Fund	1,000	1,047.90	1.12	5.69	1,000	1,049.00	0.92	4.67
SA International Value Fund	1,000	951.90	1.10	5.32	1,000	953.50	0.90	4.36
SA International Small
Company Fund	1,000	972.90	0.71	3.50	1,000	974.10	0.51	2.52
SA Emerging Markets
Value Fund	1,000	928.00	1.35	6.45	1,000	928.10	1.15	5.50
SA Real Estate Securities Fund	1,000	1,005.30	0.95	4.72	1,000	1,006.20	0.75	3.73

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$993.80	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
				Expenses				Expenses
	Beginning	Ending	Annual	Paid	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During	Account	Account	Expense	During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.72	0.62%	$3.11	$1,000	$1,022.66	0.43%	$2.16
SA Global Fixed Income Fund	1,000	1,021.22	0.72	3.61	1,000	1,022.22	0.52	2.61
SA U.S. Core Market Fund	1,000	1,020.48	0.87	4.36	1,000	1,021.47	0.67	3.36
SA U.S. Value Fund	1,000	1,020.13	0.94	4.71	1,000	1,021.12	0.74	3.71
SA U.S. Small Company Fund	1,000	1,019.24	1.12	5.61	1,000	1,020.23	0.92	4.61
SA International Value Fund	1,000	1,019.34	1.10	5.51	1,000	1,020.33	0.90	4.51
SA International Small
Company Fund	1,000	1,021.45	0.71	3.59	1,000	1,022.45	0.51	2.58
SA Emerging Markets
Value Fund	1,000	1,018.10	1.35	6.76	1,000	1,019.09	1.15	5.76
SA Real Estate Securities Fund	1,000	1,020.08	0.95	4.76	1,000	1,021.08	0.75	3.76

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,024.79	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

(This page has been left blank intentionally.)

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2017
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/17	10/31/17	Ratio*	Period*
International Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,123.90	0.53%	$2.84
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$5,177,435,459
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	3,563,456,715
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,324,797,024
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,553,402,954
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,183,466,023
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $11,502,280,517)	$13,802,558,175
TOTAL INVESTMENTS — (100.0%) (Cost $11,502,280,517)^	$13,802,558,175
____________________

^	The cost for federal income tax purposes is $11,688,892,154.

At June 30, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500® Index Emini	515	09/21/18	$71,194,031	$70,081,200	$(1,112,831)
Total futures contracts			$71,194,031	$70,081,200	$(1,112,831)

Summary of the Portfolio’s investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,802,558,175	—	—	$13,802,558,175
Futures Contracts**	(1,112,831)	—	—	(1,112,831)
TOTAL	$13,801,445,344	—	—	$13,801,445,344
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2017

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$5,118,702,845
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	3,339,426,830
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,246,700,930
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,482,853,393
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,162,055,496
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,349,739,494

At October 31, 2017, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500® Emini Index	885	12/15/17	$110,931,628	$113,841,975	$2,910,347
Total futures contracts			$110,931,628	$113,841,975	$2,910,347

Summary of the Portfolio’s investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,349,739,494	—	—	$13,349,739,494
Futures Contracts**	2,910,347	—	—	2,910,347
TOTAL	$13,352,649,841	—	—	$13,352,649,841
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2018
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,802,558
Segregated Cash for Futures Contracts	2,884
Cash	90,277
Receivables:
Fund Shares Sold	7,376
Prepaid Expenses and Other Assets	87
Total Assets	13,903,182
LIABILITIES:
Payables:
Fund Shares Redeemed	13,190
Due to Advisor	4,683
Accrued Expenses and Other Liabilities	572
Total Liabilities	18,445
NET ASSETS	$13,884,737
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,884,737
and shares outstanding of 670,180,870	$20.72
NUMBER OF SHARES AUTHORIZED	$1,500,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,114,984
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	12,306
Accumulated Net Realized Gain (Loss)	458,350
Net Unrealized Foreign Exchange Gain (Loss)	(105)
Net Unrealized Appreciation (Depreciation)	2,299,202
NET ASSETS	$13,884,737

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2017
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,349,739
Segregated Cash for Futures Contracts	3,983
Cash	144,705
Receivables:
Fund Shares Sold	5,341
Futures Margin Variation	195
Prepaid Expenses and Other Assets	31
Total Assets	13,503,994
LIABILITIES:
Payables:
Fund Shares Redeemed	8,469
Due to Advisor	4,543
Accrued Expenses and Other Liabilities	692
Total Liabilities	13,704
NET ASSETS	$13,490,290
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,490,290 and
shares outstanding of 626,740,788	$21.52
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,201,607
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	19,361
Accumulated Net Realized Gain (Loss)	385,659
Net Unrealized Foreign Exchange Gain (Loss)	(195)
Net Unrealized Appreciation (Depreciation)	2,883,858
NET ASSETS	$13,490,290

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2017
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $24,970)	$285,269
Interest	1
Income from Securities Lending	31,475
Expenses Allocated from Affiliated Investment Companies	(14,457)
Income Distributions Received from Affiliated Investment Companies	767
Total Investment Income	303,055
Fund Investment Income
Fund Expenses
Investment Management Fees	47,621
Accounting & Transfer Agent Fees	210
Custodian Fees	5
Filing Fees	258
Shareholders’ Reports	473
Directors’/Trustees’ Fees & Expenses	114
Professional Fees	81
Other	82
Total Expenses	48,844
Net Expenses	48,844
Net Investment Income (Loss)	254,211
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	422,014
Futures	11,549
Foreign Currency Transactions	(1,764)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,134,951
Futures	5,699
Translation of Foreign Currency Denominated Amounts	864
Net Realized and Unrealized Gain (Loss)	2,573,313
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,827,524
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$254,211	$238,233
Net Realized Gain (Loss) on:
Investment Securities Sold*	422,014	261,664
Futures	11,549	17,796
Foreign Currency Transactions	(1,764)	673
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,134,951	13,423
Futures	5,699	(2,771)
Translation of Foreign Currency Denominated Amounts	864	(814)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,827,524	528,204
Distributions From:
Net Investment Income:
Institutional Class Shares	(205,687)	(283,791)
Net Short-Term Gains:
Institutional Class Shares	(18,854)	—
Net Long-Term Gains:
Institutional Class Shares	(251,076)	(207,859)
Total Distributions	(475,617)	(491,650)
Capital Share Transactions (1):
Shares Issued	2,235,300	2,126,348
Shares Issued in Lieu of Cash Distributions	456,455	473,837
Shares Redeemed	(1,940,733)	(1,572,870)
Net Increase (Decrease) from Capital Share Transactions	751,022	1,027,315
Total Increase (Decrease) in Net Assets	3,102,929	1,063,869
Net Assets
Beginning of Year	10,387,361	9,323,492
End of Year	$13,490,290	$10,387,361
(1) Shares Issued and Redeemed:
Shares Issued	116,685	124,163
Shares Issued in Lieu of Cash Distributions	25,675	27,874
Shares Redeemed	(99,987)	(92,160)
Net Increase (Decrease) from Shares Issued and Redeemed	42,373	59,877
Undistributed Net Investment Income (Distributions in
Excess of Net Investment Income)	$19,361	$(18,870)
____________________

*	Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Small Company Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$17.78	$17.78	$18.24	$19.40	$15.28
Income from Investment Operations
Net Investment Income (Loss) (A)	0.41	0.43	0.41	0.42	0.42
Net Gains (Losses) on Securities
(Realized and Unrealized)	4.13	0.48	0.12	(0.62)	4.16
Total from Investment Operations	4.54	0.91	0.53	(0.20)	4.58
Less Distributions
Net Investment Income	(0.34)	(0.51)	(0.42)	(0.42)	(0.37)
Net Realized Gains	(0.46)	(0.40)	(0.57)	(0.54)	(0.09)
Total Distributions	(0.80)	(0.91)	(0.99)	(0.96)	(0.46)
Net Asset Value, End of Year	$21.52	$17.78	$17.78	$18.24	$19.40
Total Return	26.54%	5.43%	3.30%	(1.09)%	30.66%

Net Assets, End of Year (thousands)	$13,490,290	$10,387,361	$9,323,492	$8,844,517	$8,520,717
Ratio of Expenses to Average Net Assets (B)	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor) (B)	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of Net Investment Income to Average
Net Assets	2.14%	2.47%	2.30%	2.15%	2.47%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

International Small Company Portfolio invests in five Series (each, a “Master Fund”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2017, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Master Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/17
International Small Company Portfolio	The Continental Small Company Series	89%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	96%
	The Asia Pacific Small Company Series	82%
	The Canadian Small Company Series	98%

The financial statements of the Portfolio’s Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Master Funds) are valued at their respective daily net assets values as reported by their administrator. The Portfolio’s investments in the series of DFAITC reflect its proportionate interest in the net assets of each corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its other Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from each respective Master Fund within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2017, the International Small Company Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense

Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2017, the total liability for deferred compensation to Directors was $331 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	$42,965	$(10,293)	$(32,672)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2016	$283,791	$207,859	$491,650
2017	224,540	251,076	475,616

At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	$(21,090)	$(21,876)	$(42,966)

At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$219,245	$375,722	—	$2,697,226	$3,292,193

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$10,655,424	$2,697,226	—	$2,697,226

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest, either directly or indirectly through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. When entering into stock index futures, the Portfolio is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

Futures
International Small Company Portfolio	$83,497

Securities have been segregated as collateral for open futures contracts.

The following is a summary of the location of derivatives on the Portfolio’s Statements of Assets and Liabilities as of October 31, 2017:

Location on the Statements of Liabilities
Derivative Type	Assets Derivatives
Equity contracts	Receivable: Futures Margin Variation

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

	Asset Derivatives Value
	Total Value at	Equity
	October 31, 2017	Contracts*
International Small Company Portfolio	$2,910	$2,910

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolio’s Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the year ended October 31, 2017:

Derivative Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts
International Small Company Portfolio	$11,549	$11,549(1)

	Change in Unrealized
	Appreciation on Derivatives
		Equity
	Total	Contracts
International Small Company Portfolio	$5,699	$5,699

(1)	The amount listed reflects allocated derivatives activity from the Master Fund.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. Other:

At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Ownership Shares
International Small Company Portfolio – Institutional Class Shares	3	59%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the International Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (the “Portfolio”) constituting a portfolio within DFA Investment Dimensions Group Inc., as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2017

EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/17	10/31/17	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,186.60	0.13%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,106.20	0.13%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,075.80	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/17	10/31/17	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,134.20	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,067.60	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information		Real	Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Estate	Services	Utilities	Total
The Japanese Small
Company Series	19.6%	8.1%	1.1%	8.5%	4.5%	28.9%	14.8%	11.2%	2.20%	0.1%	1.0%	100.0%
The Asia Pacific Small
Company Series	24.0%	6.7%	3.4%	10.5%	5.2%	16.0%	8.5%	13.8%	6.50%	2.6%	2.8%	100.0%
The United Kingdom Small
Company Series	21.3%	4.9%	4.2%	15.1%	3.9%	26.4%	11.2%	7.6%	2.40%	1.4%	1.6%	100.0%
The Continental Small
Company Series	13.4%	5.5%	2.9%	12.2%	7.3%	26.3%	11.1%	9.3%	5.70%	3.2%	3.1%	100.0%
The Canadian Small
Company Series	9.0%	4.9%	21.7%	7.7%	1.6%	12.6%	4.5%	29.0%	3.30%	0.0%	5.7%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2018
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (95.6%)
Consumer Discretionary — (19.1%)
Aoyama Trading Co., Ltd.	315,300	$10,520,122	0.3%
# Colowide Co., Ltd.	408,500	10,912,424	0.3%
# Kyoritsu Maintenance Co., Ltd.	212,762	11,658,262	0.3%
Wacoal Holdings Corp.	364,700	10,622,013	0.3%
Other Securities		796,262,925	18.6%
Total Consumer Discretionary		839,975,746	19.8%

Consumer Staples — (8.1%)
Maruha Nichiro Corp.	307,107	12,367,898	0.3%
Megmilk Snow Brand Co., Ltd.	358,200	9,569,160	0.2%
Morinaga Milk Industry Co., Ltd.	262,300	9,802,478	0.2%
Nippon Suisan Kaisha, Ltd.	2,033,400	10,019,704	0.2%
Sapporo Holdings, Ltd.	449,700	11,277,362	0.3%
Other Securities		304,953,589	7.2%
Total Consumer Staples		357,990,191	8.4%

Energy — (0.8%)
Other Securities		33,953,734	0.8%

Financials — (8.2%)
77 Bank, Ltd. (The)	496,152	10,775,518	0.3%
Hokuhoku Financial Group, Inc.	709,200	9,416,179	0.2%
Other Securities		342,864,373	8.1%
Total Financials		363,056,070	8.6%

Health Care — (5.0%)
Miraca Holdings, Inc.	393,200	11,695,842	0.3%
# Nipro Corp.	810,000	9,345,696	0.2%
# Sawai Pharmaceutical Co., Ltd.	256,700	11,673,944	0.3%
Ship Healthcare Holdings, Inc.	315,000	11,870,101	0.3%
Other Securities		174,489,437	4.1%
Total Health Care		219,075,020	5.2%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (27.5%)
GS Yuasa Corp.	2,512,000	$11,437,446	0.3%
Hazama Ando Corp.	1,196,000	10,870,943	0.3%
#*Kawasaki Kisen Kaisha, Ltd.	535,700	9,889,545	0.2%
Kokuyo Co., Ltd.	558,125	9,900,041	0.2%
Maeda Corp.	965,300	11,063,631	0.3%
Nagase & Co., Ltd.	645,200	10,068,733	0.2%
Nichias Corp.	819,000	10,241,821	0.3%
Nikkon Holdings Co., Ltd.	413,800	10,850,768	0.3%
#Nishi-Nippon Railroad Co., Ltd.	452,100	12,295,053	0.3%
Nishimatsu Construction Co., Ltd.	364,900	10,457,660	0.3%
Nisshinbo Holdings, Inc.	980,380	10,508,331	0.3%
Outsourcing, Inc.	548,200	10,140,910	0.2%
Penta-Ocean Construction Co., Ltd.	1,921,500	12,845,466	0.3%
Pilot Corp.	171,000	9,513,060	0.2%
TechnoPro Holdings, Inc.	258,600	15,879,307	0.4%
Ushio, Inc.	757,100	9,614,939	0.2%
Other Securities		1,035,559,064	24.2%
Total Industrials		1,211,136,718	28.5%

Information Technology — (13.4%)
Amano Corp.	438,200	10,350,980	0.3%
Citizen Watch Co., Ltd.	1,554,400	10,192,677	0.3%
Ibiden Co., Ltd.	733,378	11,718,359	0.3%
NET One Systems Co., Ltd.	591,600	10,156,419	0.3%
Topcon Corp.	567,800	9,719,592	0.2%
Other Securities		539,908,437	12.6%
Total Information Technology		592,046,464	14.0%

Materials — (10.3%)
ADEKA Corp.	603,100	9,657,449	0.2%
Lintec Corp.	327,700	9,495,740	0.2%
Nihon Parkerizing Co., Ltd.	649,900	9,347,708	0.2%
Nippon Light Metal Holdings Co., Ltd.	4,181,000	9,380,134	0.2%
Nippon Paper Industries Co., Ltd.	743,500	11,852,774	0.3%
NOF Corp.	332,500	10,728,127	0.3%
Rengo Co., Ltd.	1,093,800	9,620,173	0.2%
Sumitomo Osaka Cement Co., Ltd.	2,684,000	12,567,412	0.3%
Tokuyama Corp.	372,398	11,927,645	0.3%
Tokyo Ohka Kogyo Co., Ltd.	256,000	9,863,360	0.2%
Toyobo Co., Ltd.	601,100	9,992,129	0.2%
Other Securities		340,772,781	8.1%
Total Materials		455,205,432	10.7%

Real Estate — (1.8%)
Leopalace21 Corp.	1,716,900	9,393,704	0.2%
Other Securities		71,085,480	1.7%
Total Real Estate		80,479,184	1.9%

Telecommunication Services — (0.2%)
Other Securities		7,906,682	0.2%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (1.2%)
#Hokkaido Electric Power Co., Inc.	1,406,600	$9,575,209	0.2%
#*Hokuriku Electric Power Co.	1,074,100	10,788,252	0.3%
Other Securities		31,724,981	0.7%
Total Utilities		52,088,442	1.2%
TOTAL COMMON STOCKS		4,212,913,683	99.3%
TOTAL INVESTMENT SECURITIES		4,212,913,683

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
§@DFA Short Term Investment Fund	16,790,165	194,279,003	4.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $3,521,662,310)^		$4,407,192,686	103.9%
____________________

^	The cost for federal income tax purposes is $3,521,662,310.

The Japanese Small Company Series
continued

Summary of the Series’ investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$839,975,746	—	$839,975,746
Consumer Staples	—	357,990,191	—	357,990,191
Energy	—	33,953,734	—	33,953,734
Financials	—	363,056,070	—	363,056,070
Health Care	—	219,075,020	—	219,075,020
Industrials	—	1,211,136,718	—	1,211,136,718
Information Technology	—	592,046,464	—	592,046,464
Materials	—	455,205,432	—	455,205,432
Real Estate	—	80,479,184	—	80,479,184
Telecommunication Services	—	7,906,682	—	7,906,682
Utilities	—	52,088,442	—	52,088,442
Securities Lending Collateral	—	194,279,003	—	194,279,003
TOTAL	—	$4,407,192,686	—	$4,407,192,686

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (92.2%)
AUSTRALIA — (53.3%)
#	Adelaide Brighton, Ltd.	3,023,920	$15,531,904	0.8%
	ALS, Ltd.	2,533,074	14,121,619	0.7%
	Altium, Ltd.	771,636	12,824,831	0.7%
	Ansell, Ltd.	966,611	19,420,096	1.0%
	Atlas Arteria, Ltd.	3,229,199	15,362,493	0.8%
	Beach Energy, Ltd.	14,720,311	19,053,612	1.0%
#	carsales.com, Ltd.	1,702,940	19,035,268	1.0%
	Cleanaway Waste Management, Ltd.	13,883,132	17,355,323	0.9%
#	Corporate Travel Management, Ltd.	499,074	10,068,969	0.5%
	Costa Group Holdings, Ltd.	1,722,696	10,496,597	0.6%
	CSR, Ltd.	3,711,681	12,594,002	0.7%
#	Domino's Pizza Enterprises, Ltd.	318,182	12,288,368	0.6%
	Downer EDI, Ltd.	4,034,426	20,198,073	1.1%
	DuluxGroup, Ltd.	3,101,823	17,539,006	0.9%
	Fairfax Media, Ltd.	19,821,806	10,982,336	0.6%
#	GUD Holdings, Ltd.	956,193	10,013,757	0.5%
#	Independence Group NL	3,313,169	12,594,161	0.7%
#	IOOF Holdings, Ltd.	2,368,404	15,704,338	0.8%
#	IRESS, Ltd.	1,175,824	10,480,601	0.5%
#	JB Hi-Fi, Ltd.	962,791	15,998,292	0.8%
	Link Administration Holdings, Ltd.	2,142,675	11,613,715	0.6%
#	Metcash, Ltd.	6,732,322	12,984,843	0.7%
	Mineral Resources, Ltd.	1,168,088	13,829,582	0.7%
	nib holdings, Ltd.	2,972,376	12,590,821	0.7%
	Northern Star Resources, Ltd.	4,306,957	23,316,563	1.2%
	Nufarm, Ltd.	1,720,608	11,277,198	0.6%
	Orora, Ltd.	7,227,410	19,089,143	1.0%
	OZ Minerals, Ltd.	2,239,117	15,613,643	0.8%
#	Perpetual, Ltd.	356,426	10,971,349	0.6%
	Regis Resources, Ltd.	3,227,165	12,289,928	0.6%
	Reliance Worldwide Corp., Ltd.	3,364,697	13,320,929	0.7%
*	Saracen Mineral Holdings, Ltd.	7,247,386	11,840,047	0.6%
	Sims Metal Management, Ltd.	1,382,214	16,415,850	0.9%
	Sirtex Medical, Ltd.	490,548	11,402,418	0.6%
	Spark Infrastructure Group.	9,880,226	16,668,039	0.9%
	St Barbara, Ltd.	4,165,437	14,979,516	0.8%
	Steadfast Group, Ltd.	5,017,701	10,427,948	0.5%
	WorleyParsons, Ltd.	1,170,226	15,115,681	0.8%
	Other Securities		562,188,385	29.1%
TOTAL AUSTRALIA			1,107,599,244	57.6%

CANADA — (0.0%)
	Other Securities		54,775	0.0%

CHINA — (0.1%)
	Other Securities		1,087,653	0.1%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (24.5%)
Hopewell Holdings, Ltd.	3,604,500	$12,343,329	0.7%
IGG, Inc.	8,369,000	10,652,014	0.6%
Luk Fook Holdings International, Ltd.	3,359,000	13,875,297	0.7%
# Man Wah Holdings, Ltd.	14,185,600	11,103,779	0.6%
NagaCorp, Ltd.	12,168,000	11,020,277	0.6%
Orient Overseas International, Ltd.	1,123,000	10,931,357	0.6%
Vitasoy International Holdings, Ltd.	5,691,000	18,183,928	1.0%
VTech Holdings, Ltd.	1,076,800	12,411,023	0.7%
Other Securities		408,474,256	21.0%
TOTAL HONG KONG		508,995,260	26.5%

NEW ZEALAND — (5.2%)
Mainfreight, Ltd.	517,867	9,745,774	0.5%
SKYCITY Entertainment Group, Ltd.	4,817,514	13,170,835	0.7%
Other Securities		85,449,132	4.4%
TOTAL NEW ZEALAND		108,365,741	5.6%

SINGAPORE — (9.1%)
Singapore Post, Ltd.	11,539,300	10,655,436	0.6%
# Singapore Press Holdings, Ltd.	7,169,400	13,662,451	0.7%
Other Securities		164,772,738	8.5%
TOTAL SINGAPORE		189,090,625	9.8%
TOTAL COMMON STOCKS		1,915,193,298	99.6%

RIGHTS/WARRANTS — (0.0%)

HONG KONG — (0.0%)
Other Securities		9,124	0.0%

SINGAPORE — (0.0%)
Other Securities		18,912	0.0%
TOTAL RIGHTS/WARRANTS		28,036	0.0%
TOTAL INVESTMENT SECURITIES		1,915,221,334

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	14,062,831	162,721,016	8.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,011,387,179)^		$2,077,942,350	108.1%
____________________

^	The cost for federal income tax purposes is $2,011,387,179.

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,316	$1,107,500,928	—	$1,107,599,244
Canada	54,775	—	—	54,775
China	—	1,087,653	—	1,087,653
Hong Kong	859,210	508,136,050	—	508,995,260
New Zealand	—	108,365,741	—	108,365,741
Singapore	23,079	189,067,546	—	189,090,625
Rights/Warrants
Hong Kong	—	9,124	—	9,124
Singapore	—	18,912	—	18,912
Securities Lending Collateral	—	162,721,016	—	162,721,016
TOTAL	$1,035,380	$2,076,906,970	—	$2,077,942,350

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2018
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.3%)
Consumer Discretionary — (23.1%)
B&M European Value Retail SA	3,912,624	$20,785,287	0.9%
Bellway P.L.C.	702,602	27,756,848	1.2%
Cineworld Group P.L.C.	6,296,220	21,975,849	0.9%
# Daily Mail & General Trust P.L.C.	1,699,883	16,600,324	0.7%
GVC Holdings P.L.C.	1,893,627	26,185,011	1.1%
Inchcape P.L.C.	2,685,031	27,603,499	1.1%
Informa P.L.C.	2,557,081	28,107,633	1.2%
* Ocado Group P.L.C.	2,765,277	37,371,053	1.6%
Playtech P.L.C.	1,673,885	16,598,006	0.7%
SSP Group P.L.C.	2,417,539	20,171,146	0.8%
WH Smith P.L.C.	687,183	18,088,069	0.8%
William Hill P.L.C.	5,838,359	23,318,239	1.0%
Other Securities		288,101,769	11.8%
Total Consumer Discretionary		572,662,733	23.8%

Consumer Staples — (4.2%)
Tate & Lyle P.L.C.	2,817,200	23,975,381	1.0%
Other Securities		79,966,463	3.3%
Total Consumer Staples		103,941,844	4.3%

Energy — (4.9%)
John Wood Group P.L.C.	3,103,490	25,628,620	1.0%
* Tullow Oil P.L.C.	8,841,053	28,447,315	1.2%
Other Securities		66,661,149	2.8%
Total Energy		120,737,084	5.0%

Financials — (14.9%)
Beazley P.L.C.	3,286,678	25,327,129	1.1%
Close Brothers Group P.L.C.	947,184	18,490,763	0.8%
# CYBG P.L.C.	4,059,115	17,005,637	0.7%
Hiscox, Ltd.	1,516,230	30,429,204	1.3%
IG Group Holdings P.L.C.	2,208,193	25,038,841	1.0%
Intermediate Capital Group P.L.C.	1,502,893	21,772,260	0.9%
Man Group P.L.C.	10,726,074	24,864,262	1.0%
NEX Group P.L.C.	1,743,102	23,562,831	1.0%
Phoenix Group Holdings	2,294,926	20,436,362	0.9%
TP ICAP P.L.C.	3,254,964	18,059,271	0.8%
Other Securities		143,545,135	5.8%
Total Financials		368,531,695	15.3%

Health Care — (3.3%)
* Indivior P.L.C.	4,141,064	20,852,311	0.9%
Other Securities		60,918,058	2.5%
Total Health Care		81,770,369	3.4%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.4%)
Babcock International Group P.L.C.	2,030,798	$21,819,845	0.9%
Balfour Beatty P.L.C.	4,202,276	15,684,423	0.7%
BBA Aviation P.L.C.	6,807,360	30,539,017	1.3%
* Cobham P.L.C.	13,168,767	22,267,363	0.9%
Hays P.L.C.	9,271,765	22,768,642	0.9%
HomeServe P.L.C.	1,540,342	18,218,966	0.8%
Howden Joinery Group P.L.C.	4,166,656	29,382,942	1.2%
IMI P.L.C.	1,419,616	21,125,342	0.9%
Meggitt P.L.C.	4,709,380	30,560,089	1.3%
Melrose Industries P.L.C.	7,350,451	20,567,029	0.9%
Rotork P.L.C.	5,076,151	22,356,136	0.9%
Spirax-Sarco Engineering P.L.C.	198,612	17,031,687	0.7%
Travis Perkins P.L.C.	1,220,434	22,869,324	1.0%
Other Securities		332,559,371	13.7%
Total Industrials		627,750,176	26.1%

Information Technology — (8.9%)
Auto Trader Group P.L.C.	5,234,600	29,336,755	1.2%
Electrocomponents P.L.C.	2,880,341	28,714,885	1.2%
Halma P.L.C.	919,045	16,548,605	0.7%
Renishaw P.L.C.	226,970	15,822,318	0.7%
Rightmove P.L.C.	224,417	15,687,294	0.6%
Spectris P.L.C.	560,293	19,250,757	0.8%
Other Securities		94,887,078	4.0%
Total Information Technology		220,247,692	9.2%

Materials — (6.5%)
RPC Group P.L.C.	2,358,548	23,221,527	1.0%
Victrex P.L.C.	570,786	21,852,327	0.9%
Other Securities		116,507,770	4.8%
Total Materials		161,581,624	6.7%

Real Estate — (2.4%)
Capital & Counties Properties P.L.C.	4,280,670	16,192,611	0.7%
Other Securities		42,042,061	1.7%
Total Real Estate		58,234,672	2.4%

Telecommunication Services — (1.0%)
Inmarsat P.L.C.	2,371,810	17,150,940	0.7%
Other Securities		7,977,501	0.3%
Total Telecommunication Services		25,128,441	1.0%

Utilities — (1.7%)
Pennon Group P.L.C.	2,384,512	24,937,307	1.0%
Other Securities		16,204,024	0.7%
Total Utilities		41,141,331	1.7%
TOTAL COMMON STOCKS		2,381,727,661	98.9%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
RIGHTS/WARRANTS — (0.1%)
Other Securities		$3,178,959	0.2%
TOTAL INVESTMENT SECURITIES		2,384,906,620

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
§@ DFA Short Term Investment Fund	7,773,575	89,948,037	3.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,121,931,552)^		$2,474,854,657	102.8%
____________________

^	The cost for federal income tax purposes is $2,121,931,552.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$572,662,733	—	$572,662,733
Consumer Staples	—	103,941,844	—	103,941,844
Energy	—	120,737,084	—	120,737,084
Financials	$3,208,552	365,323,143	—	368,531,695
Health Care	—	81,770,369	—	81,770,369
Industrials	35,609	627,714,567	—	627,750,176
Information Technology	—	220,247,692	—	220,247,692
Materials	—	161,581,624	—	161,581,624
Real Estate	—	58,234,672	—	58,234,672
Telecommunication Services	—	25,128,441	—	25,128,441
Utilities	—	41,141,331	—	41,141,331
Rights/Warrants	—	3,178,959	—	3,178,959
Securities Lending Collateral	—	89,948,037	—	89,948,037
TOTAL	$3,244,161	$2,471,610,496	—	$2,474,854,657

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2018
(UNAUDITED)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.8%)
AUSTRIA — (2.8%)
Other Securities		$181,937,118	3.1%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	150,650	25,900,831	0.4%
* Galapagos NV	220,186	20,278,569	0.4%
Umicore SA	636,211	36,319,648	0.6%
Other Securities		165,891,563	2.8%
TOTAL BELGIUM		248,390,611	4.2%

DENMARK — (5.1%)
Ambu A.S. Class B	919,394	30,927,952	0.5%
# GN Store Nord A.S.	927,706	42,151,407	0.7%
Jyske Bank A.S.	480,586	26,268,780	0.5%
Royal Unibrew A.S.	282,513	22,450,725	0.4%
SimCorp A.S.	244,707	19,764,006	0.3%
Topdanmark A.S.	491,266	21,454,164	0.4%
Other Securities		170,554,452	2.8%
TOTAL DENMARK		333,571,486	5.6%

FINLAND — (6.1%)
Amer Sports Oyj	834,004	26,224,519	0.4%
Elisa Oyj	682,183	31,515,064	0.5%
# Huhtamaki Oyj	686,194	25,304,485	0.4%
Kesko Oyj Class B	480,249	29,333,082	0.5%
Metso Oyj	757,257	25,258,396	0.4%
Nokian Renkaat Oyj	811,148	31,941,340	0.5%
Other Securities		231,951,433	4.0%
TOTAL FINLAND		401,528,319	6.7%

FRANCE — (11.6%)
Altran Technologies SA	1,370,725	19,810,879	0.3%
# Edenred	1,196,070	37,779,905	0.6%
Ingenico Group SA	301,300	27,015,835	0.5%
Lagardere SCA	768,346	20,244,589	0.4%
Orpea	168,108	22,391,655	0.4%
# Rexel SA	1,773,993	25,465,863	0.4%
# Rubis SCA	579,892	36,146,069	0.6%
Sopra Steria Group	100,102	20,367,642	0.4%
Teleperformance	144,931	25,579,677	0.4%
* Ubisoft Entertainment SA	270,756	29,595,854	0.5%
Other Securities		492,022,838	8.2%
TOTAL FRANCE		756,420,806	12.7%

GERMANY — (14.2%)
Freenet AG	889,655	23,523,977	0.4%
Hugo Boss AG	349,836	31,726,273	0.5%
K+S AG	1,368,831	33,671,993	0.6%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (Continued)
Lanxess AG	483,027	$37,553,339	0.6%
LEG Immobilien AG	372,607	40,477,642	0.7%
Rheinmetall AG	272,395	29,969,536	0.5%
Siltronic AG	144,288	20,503,459	0.4%
TAG Immobilien AG	934,395	20,549,917	0.4%
Other Securities		689,736,727	11.5%
TOTAL GERMANY		927,712,863	15.6%

IRELAND — (1.2%)
Kingspan Group P.L.C.	661,167	33,049,478	0.6%
Other Securities		47,787,570	0.8%
TOTAL IRELAND		80,837,048	1.4%

ISRAEL — (2.3%)
Other Securities		147,913,981	2.5%

ITALY — (10.1%)
#* Banco BPM SpA	9,509,050	27,622,864	0.5%
FinecoBank Banca Fineco SpA	2,381,184	26,805,119	0.5%
Moncler SpA	473,723	21,495,183	0.4%
Prysmian SpA	1,279,327	31,743,685	0.5%
# Unione di Banche Italiane SpA	7,603,883	29,125,153	0.5%
Other Securities		522,927,960	8.7%
TOTAL ITALY		659,719,964	11.1%

NETHERLANDS — (6.0%)
Aalberts Industries NV	694,740	33,188,052	0.6%
Koninklijke Vopak NV	453,570	20,905,912	0.4%
Other Securities		340,477,625	5.6%
TOTAL NETHERLANDS		394,571,589	6.6%

NORWAY — (2.3%)
Other Securities		151,424,938	2.5%

PORTUGAL — (1.1%)
* Banco Comercial Portugues SA Class R	67,440,721	20,166,824	0.3%
Other Securities		53,994,921	0.9%
TOTAL PORTUGAL		74,161,745	1.2%

SPAIN — (5.8%)
# Cellnex Telecom SA	909,420	22,864,152	0.4%
# Enagas SA	1,198,599	34,958,624	0.6%
Other Securities		324,602,385	5.4%
TOTAL SPAIN		382,425,161	6.4%

SWEDEN — (6.8%)
Other Securities		446,624,356	7.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (10.5%)
ams AG	297,956	$22,096,450	0.4%
Georg Fischer AG	26,277	33,555,294	0.6%
Helvetia Holding AG	49,892	28,462,775	0.5%
OC Oerlikon Corp. AG	1,297,574	19,768,187	0.3%
PSP Swiss Property AG	268,010	24,846,148	0.4%
VAT Group AG	152,229	20,269,769	0.3%
Other Securities		540,789,665	9.1%
TOTAL SWITZERLAND		689,788,288	11.6%

UNITED KINGDOM — (0.1%)
Other Securities		4,947,835	0.1%
TOTAL COMMON STOCKS		5,881,976,108	98.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		43,685,520	0.7%
TOTAL PREFERRED STOCKS		43,685,520	0.7%

RIGHTS/WARRANTS — (0.0%)
ISRAEL — (0.0%)
Other Securities		321	0.0%

SPAIN — (0.0%)
Other Securities		165,545	0.0%
TOTAL RIGHTS/WARRANTS		165,866	0.0%
TOTAL INVESTMENT SECURITIES		5,925,827,494

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
§@ DFA Short Term Investment Fund	54,021,587	625,083,779	10.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $5,242,732,007)^		$6,550,911,273	110.0%
____________________

^	The cost for federal income tax purposes is $5,242,732,007.

The Continental Small Company Series
continued

Summary of the Series’ investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$181,937,118	—	$181,937,118
Belgium	$7,766,682	240,623,929	—	248,390,611
Denmark	—	333,571,486	—	333,571,486
Finland	—	401,528,319	—	401,528,319
France	—	756,420,806	—	756,420,806
Germany	—	927,712,863	—	927,712,863
Ireland	—	80,837,048	—	80,837,048
Israel	—	147,913,981	—	147,913,981
Italy	—	659,719,964	—	659,719,964
Netherlands	13,474,150	381,097,439	—	394,571,589
Norway	—	151,424,938	—	151,424,938
Portugal	—	74,161,745	—	74,161,745
Spain	—	382,425,161	—	382,425,161
Sweden	—	446,624,356	—	446,624,356
Switzerland	—	689,788,288	—	689,788,288
United Kingdom	—	4,947,835	—	4,947,835
Preferred Stocks
Germany	—	43,685,520	—	43,685,520
Rights/Warrants
Israel	—	321	—	321
Spain	—	165,545	—	165,545
Securities Lending Collateral	—	625,083,779	—	625,083,779
TOTAL	$21,240,832	$6,529,670,441	—	$6,550,911,273

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (82.0%)
Consumer Discretionary — (6.6%)
#	Enercare, Inc.	658,759	$9,009,612	0.7%
*	Great Canadian Gaming Corp.	354,538	12,553,717	1.0%
*	Stars Group, Inc. (The)	292,985	10,626,041	0.9%
	Other Securities		64,887,641	5.4%
Total Consumer Discretionary			97,077,011	8.0%

Consumer Staples — (3.7%)
	Cott Corp.	886,570	14,687,936	1.2%
	Premium Brands Holdings Corp.	154,576	13,319,415	1.1%
	Other Securities		27,233,621	2.3%
Total Consumer Staples			55,240,972	4.6%

Energy — (18.4%)
#	Enerplus Corp.	1,482,999	18,703,171	1.5%
#	Gibson Energy, Inc.	618,501	8,247,307	0.7%
*	Gran Tierra Energy, Inc.	2,881,425	9,972,604	0.8%
#*	Kelt Exploration, Ltd.	1,174,340	7,976,919	0.7%
*	MEG Energy Corp.	1,516,583	12,643,479	1.0%
#	Mullen Group, Ltd.	670,527	7,900,554	0.7%
*	NuVista Energy, Ltd.	1,310,626	9,092,085	0.8%
*	Parex Resources, Inc.	923,902	17,442,854	1.4%
#	Parkland Fuel Corp.	448,025	11,007,650	0.9%
#	Whitecap Resources, Inc.	1,531,014	10,376,400	0.9%
	Other Securities		157,520,354	12.9%
Total Energy			270,883,377	22.3%

Financials — (6.8%)
#	Canadian Western Bank	618,680	16,306,440	1.3%
#	Genworth MI Canada, Inc.	313,480	10,200,947	0.8%
#	Laurentian Bank of Canada	268,259	9,153,842	0.8%
	TMX Group, Ltd.	180,578	11,837,532	1.0%
	Other Securities		52,567,911	4.4%
Total Financials			100,066,672	8.3%

Health Care — (1.3%)
	Other Securities		19,558,754	1.6%

Industrials — (10.0%)
*	ATS Automation Tooling Systems, Inc.	526,630	7,827,445	0.6%
#	Maxar Technologies, Ltd.	256,971	12,900,837	1.1%
#	NFI Group, Inc.	331,320	12,359,132	1.0%
	Russel Metals, Inc.	412,096	8,422,789	0.7%
#	Stantec, Inc.	347,806	8,944,830	0.7%
	TFI International, Inc.	527,889	16,282,584	1.3%
	Toromont Industries, Ltd.	213,413	9,230,337	0.8%
#	Transcontinental, Inc. Class A	455,476	10,577,479	0.9%
	Other Securities		60,534,258	5.0%
Total Industrials			147,079,691	12.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (3.6%)
*	Celestica, Inc.	755,063	$8,977,016	0.7%
*	Descartes Systems Group, Inc. (The)	434,588	14,158,448	1.2%
*	Kinaxis, Inc.	132,974	8,951,583	0.7%
	Other Securities		21,543,191	1.8%
Total Information Technology			53,630,238	4.4%

Materials — (24.0%)
	Alamos Gold, Inc. Class A	2,388,720	13,609,333	1.1%
*	B2Gold Corp.	5,823,490	15,105,238	1.2%
*	Canfor Corp.	440,670	10,605,712	0.9%
*	Centerra Gold, Inc.	1,552,135	8,630,517	0.7%
*	Detour Gold Corp.	1,073,245	9,649,531	0.8%
	HudBay Minerals, Inc.	1,705,186	9,507,484	0.8%
*	IAMGOLD Corp.	3,203,040	18,662,980	1.5%
*	Interfor Corp.	467,908	8,986,937	0.7%
	Kirkland Lake Gold, Ltd.	781,555	16,550,786	1.4%
*	New Gold, Inc.	3,824,551	7,971,148	0.7%
	OceanaGold Corp.	3,727,260	10,348,381	0.9%
	Pan American Silver Corp.	1,044,715	18,698,622	1.5%
	Stella-Jones, Inc.	280,906	10,232,829	0.8%
#	Tahoe Resources, Inc.	1,778,769	8,754,144	0.7%
	Yamana Gold, Inc.	4,465,651	13,009,883	1.1%
	Other Securities		173,315,491	14.3%
Total Materials			353,639,016	29.1%

Real Estate — (3.4%)
	Colliers International Group, Inc.	199,337	15,165,776	1.2%
	FirstService Corp.	185,186	14,084,926	1.2%
	Other Securities		21,397,467	1.8%
Total Real Estate			50,648,169	4.2%

Utilities — (4.2%)
	Capital Power Corp.	631,209	12,113,797	1.0%
	Superior Plus Corp.	849,685	8,214,731	0.7%
	TransAlta Corp.	1,769,559	8,883,801	0.7%
	Other Securities		33,051,699	2.7%
Total Utilities			62,264,028	5.1%
TOTAL COMMON STOCKS			1,210,087,928	99.7%
TOTAL INVESTMENT SECURITIES			1,210,087,928

			Value†
SECURITIES LENDING COLLATERAL — (18.0%)
§@	DFA Short Term Investment Fund	22,961,149	265,683,457	21.9%
TOTAL INVESTMENTS — (100.0%)
	(Cost $1,589,004,377)^		$1,475,771,385	121.6%
____________________

^	The cost for federal income tax purposes is $1,589,004,377.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$97,070,121	$6,890	—	$97,077,011
Consumer Staples	55,240,972	—	—	55,240,972
Energy	270,883,376	1	—	270,883,377
Financials	100,066,672	—	—	100,066,672
Health Care	19,558,754	—	—	19,558,754
Industrials	147,079,691	—	—	147,079,691
Information Technology	53,630,238	—	—	53,630,238
Materials	353,636,613	2,403	—	353,639,016
Real Estate	50,648,169	—	—	50,648,169
Utilities	62,264,028	—	—	62,264,028
Securities Lending Collateral	—	265,683,457	—	265,683,457
TOTAL	$1,210,078,634	$265,692,751	—	$1,475,771,385

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.8%)
Consumer Discretionary — (17.8%)
Aoyama Trading Co., Ltd.	307,500	$11,394,402	0.3%
# Resorttrust, Inc.	507,200	9,986,546	0.3%
Wacoal Holdings Corp.	338,000	9,660,986	0.3%
Other Securities		742,584,862	18.5%
Total Consumer Discretionary		773,626,796	19.4%

Consumer Staples — (7.4%)
Megmilk Snow Brand Co., Ltd.	321,100	8,988,272	0.2%
Morinaga Milk Industry Co., Ltd.	243,400	9,344,287	0.2%
Nippon Suisan Kaisha, Ltd.	1,832,600	11,212,866	0.3%
Takara Holdings, Inc.	1,048,200	10,253,490	0.3%
Other Securities		282,326,095	7.1%
Total Consumer Staples		322,125,010	8.1%

Energy — (1.0%)
Other Securities		43,983,248	1.1%

Financials — (7.7%)
77 Bank, Ltd. (The)	392,952	9,986,545	0.3%
Daishi Bank, Ltd. (The)	207,100	10,141,558	0.3%
Jafco Co., Ltd.	190,600	9,420,141	0.2%
Nishi-Nippon Financial Holdings, Inc.	773,100	9,020,926	0.2%
Other Securities		299,008,703	7.5%
Total Financials		337,577,873	8.5%

Health Care — (4.1%)
Nihon Kohden Corp.	407,000	9,060,324	0.2%
Nipro Corp.	630,500	9,192,086	0.2%
Sawai Pharmaceutical Co., Ltd.	197,500	11,202,256	0.3%
Other Securities		148,315,169	3.7%
Total Health Care		177,769,835	4.4%

Industrials — (26.3%)
Aica Kogyo Co., Ltd.	264,800	9,261,490	0.2%
DMG Mori Co., Ltd.	619,700	12,496,608	0.3%
Glory, Ltd.	243,900	9,121,396	0.2%
Hanwa Co., Ltd.	244,200	9,268,572	0.2%
Hazama Ando Corp.	1,180,700	9,626,535	0.3%
# Japan Steel Works, Ltd. (The)	398,400	10,097,965	0.3%
Nagase & Co., Ltd.	535,500	9,095,948	0.2%
Nikkon Holdings Co., Ltd.	356,800	9,138,051	0.2%
Nishi-Nippon Railroad Co., Ltd.	406,600	10,869,438	0.3%
Nishimatsu Construction Co., Ltd.	358,800	10,832,245	0.3%
# Nisshinbo Holdings, Inc.	911,080	10,939,879	0.3%
OKUMA Corp.	169,800	10,437,221	0.3%
Penta-Ocean Construction Co., Ltd.	1,890,000	12,503,434	0.3%
Pilot Corp.	221,300	11,188,873	0.3%
Sankyu, Inc.	250,200	10,344,070	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (continued)
# Tadano, Ltd.	658,100	$10,029,797	0.3%
TechnoPro Holdings, Inc.	217,600	9,976,612	0.3%
Ushio, Inc.	657,700	9,129,387	0.2%
Other Securities		959,790,164	23.9%
Total Industrials		1,144,147,685	28.7%

Information Technology — (13.4%)
Amano Corp.	391,500	9,633,436	0.3%
Citizen Watch Co., Ltd.	1,479,400	10,876,479	0.3%
# Hitachi Kokusai Electric, Inc.	332,500	9,210,643	0.2%
Taiyo Yuden Co., Ltd.	678,700	11,849,631	0.3%
Tokyo Seimitsu Co., Ltd.	240,800	9,572,803	0.3%
Topcon Corp.	662,200	14,001,261	0.4%
Other Securities		520,379,508	12.9%
Total Information Technology		585,523,761	14.7%

Materials — (10.1%)
ADEKA Corp.	544,000	9,396,399	0.2%
Nihon Parkerizing Co., Ltd.	581,400	9,531,034	0.2%
Nippon Light Metal Holdings Co., Ltd.	3,567,200	10,499,570	0.3%
NOF Corp.	435,000	12,571,633	0.3%
Sumitomo Bakelite Co., Ltd.	1,112,000	9,042,991	0.2%
Sumitomo Osaka Cement Co., Ltd.	2,368,000	10,844,854	0.3%
Tokai Carbon Co., Ltd.	1,289,000	12,880,783	0.3%
# Tokuyama Corp.	462,998	13,138,460	0.3%
Toyobo Co., Ltd.	568,800	10,956,472	0.3%
Other Securities		342,221,667	8.7%
Total Materials		441,083,863	11.1%

Real Estate — (2.0%)
Leopalace21 Corp.	1,598,200	11,934,140	0.3%
Other Securities		73,820,456	1.8%
Total Real Estate		85,754,596	2.1%

Telecommunication Services — (0.1%)
Other Securities		4,632,664	0.1%

Utilities — (0.9%)
* Hokkaido Electric Power Co., Inc.	1,189,200	9,371,339	0.2%
# Hokuriku Electric Power Co.	1,087,400	9,608,330	0.3%
Other Securities		20,333,472	0.5%
Total Utilities		39,313,141	1.0%
TOTAL COMMON STOCKS		3,955,538,472	99.2%
TOTAL INVESTMENT SECURITIES		3,955,538,472

		Value†
SECURITIES LENDING COLLATERAL — (9.2%)
§@ DFA Short Term Investment Fund	34,516,023	399,384,904	10.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $3,314,290,953)		$4,354,923,376	109.2%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$773,626,796	—	$773,626,796
Consumer Staples	—	322,125,010	—	322,125,010
Energy	—	43,983,248	—	43,983,248
Financials	—	337,577,873	—	337,577,873
Health Care	—	177,769,835	—	177,769,835
Industrials	—	1,144,147,685	—	1,144,147,685
Information Technology	—	585,523,761	—	585,523,761
Materials	—	441,083,863	—	441,083,863
Real Estate	—	85,754,596	—	85,754,596
Telecommunication Services	—	4,632,664	—	4,632,664
Utilities	—	39,313,141	—	39,313,141
Securities Lending Collateral	—	399,384,904	—	399,384,904
TOTAL	—	$4,354,923,376	—	$4,354,923,376

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (87.5%)
AUSTRALIA — (47.2%)
#	Adelaide Brighton, Ltd.	3,668,074	$17,462,503	1.0%
	Ansell, Ltd.	830,803	15,292,658	0.8%
	Beach Energy, Ltd.	16,720,311	12,508,369	0.7%
#	Blackmores, Ltd.	82,235	10,057,671	0.6%
	BT Investment Management, Ltd.	1,061,631	8,782,885	0.5%
#	carsales.com, Ltd.	1,702,940	17,883,224	1.0%
	Cleanaway Waste Management, Ltd.	10,618,818	12,220,420	0.7%
	CSR, Ltd.	3,680,857	13,388,457	0.7%
	Downer EDI, Ltd.	3,622,856	19,439,855	1.1%
	DuluxGroup, Ltd.	3,101,823	17,518,012	1.0%
	Fairfax Media, Ltd.	15,303,894	12,891,987	0.7%
#	G8 Education, Ltd.	2,577,771	9,004,963	0.5%
	Iluka Resources, Ltd.	1,852,267	13,347,308	0.7%
	InvoCare, Ltd.	920,100	11,962,615	0.7%
#	IOOF Holdings, Ltd.	2,368,404	19,535,461	1.1%
	IRESS, Ltd.	1,175,824	10,600,488	0.6%
#	JB Hi-Fi, Ltd.	962,791	16,902,328	0.9%
	Link Administration Holdings, Ltd.	1,477,619	9,330,538	0.5%
#	Metcash, Ltd.	5,204,963	10,752,406	0.6%
	Mineral Resources, Ltd.	1,168,088	15,587,838	0.9%
#	Monadelphous Group, Ltd.	813,595	10,577,940	0.6%
	nib holdings, Ltd.	2,841,283	13,723,457	0.8%
	Northern Star Resources, Ltd.	4,806,957	19,116,115	1.1%
	Nufarm, Ltd.	1,407,770	9,406,021	0.5%
	Orora, Ltd.	5,866,371	15,297,175	0.8%
	OZ Minerals, Ltd.	2,198,276	13,574,508	0.7%
#	Perpetual, Ltd.	356,426	13,246,567	0.7%
	Sims Metal Management, Ltd.	1,382,214	14,015,094	0.8%
	Spark Infrastructure Group	9,691,872	18,867,222	1.0%
	Tabcorp Holdings, Ltd.	4,718,586	16,235,426	0.9%
#	Vocus Group, Ltd.	4,330,071	9,564,561	0.5%
#*	Whitehaven Coal, Ltd.	4,143,411	11,842,782	0.7%
*	WorleyParsons, Ltd.	1,194,746	12,850,207	0.7%
	Other Securities		519,117,725	28.4%
TOTAL AUSTRALIA			971,904,786	53.5%

CHINA — (0.1%)
	Other Securities		1,037,587	0.1%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (24.1%)
Dah Sing Financial Holdings, Ltd.	1,483,344	$9,968,172	0.6%
#* Esprit Holdings, Ltd.	14,828,050	8,972,221	0.5%
Hopewell Holdings, Ltd.	3,366,000	12,946,497	0.7%
# IGG, Inc.	7,041,000	9,453,202	0.5%
Johnson Electric Holdings, Ltd.	2,358,750	9,516,625	0.5%
Luk Fook Holdings International, Ltd.	3,243,000	13,718,512	0.8%
Man Wah Holdings, Ltd.	11,957,600	10,803,091	0.6%
NagaCorp, Ltd.	11,248,000	9,087,661	0.5%
Orient Overseas International, Ltd.	1,483,500	14,287,148	0.8%
Vitasoy International Holdings, Ltd.	5,557,000	12,849,073	0.7%
VTech Holdings, Ltd.	820,400	11,663,361	0.7%
Xinyi Glass Holdings, Ltd.	13,352,000	12,938,386	0.7%
Other Securities		359,743,544	19.7%
TOTAL HONG KONG		495,947,493	27.3%

NEW ZEALAND — (6.0%)
* a2 Milk Co., Ltd.	1,860,803	11,047,609	0.6%
# Mainfreight, Ltd.	536,356	8,978,181	0.5%
SKYCITY Entertainment Group, Ltd.	5,461,701	14,539,711	0.8%
Other Securities		88,218,204	4.9%
TOTAL NEW ZEALAND		122,783,705	6.8%

SINGAPORE — (10.1%)
# Singapore Post, Ltd.	10,457,500	9,858,175	0.6%
Venture Corp., Ltd.	1,597,200	22,831,474	1.3%
Other Securities		176,269,027	9.6%
TOTAL SINGAPORE		208,958,676	11.5%

UNITED KINGDOM — (0.0%)
Other Securities		73,767	0.0%
TOTAL COMMON STOCKS		1,800,706,014	99.2%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		431,607	0.0%

HONG KONG — (0.0%)
Other Securities		4,043	0.0%

NEW ZEALAND — (0.0%)
Other Securities		1,010	0.0%
TOTAL RIGHTS/WARRANTS		436,660	0.0%
TOTAL INVESTMENT SECURITIES		1,801,142,674

		Value†
SECURITIES LENDING COLLATERAL — (12.5%)
§@ DFA Short Term Investment Fund	22,292,852	257,950,593	14.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,978,371,714)		$2,059,093,267	113.4%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$971,904,786	—	$971,904,786
China	—	1,037,587	—	1,037,587
Hong Kong	$573,686	495,373,807	—	495,947,493
New Zealand	—	122,783,705	—	122,783,705
Singapore	—	208,958,676	—	208,958,676
United Kingdom	73,767	—	—	73,767
Rights/Warrants
Australia	—	431,607	—	431,607
Hong Kong	—	4,043	—	4,043
New Zealand	—	1,010	—	1,010
Securities Lending Collateral	—	257,950,593	—	257,950,593
TOTAL	$647,453	$2,058,445,814	—	$2,059,093,267

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.7%)
Consumer Discretionary — (20.8%)
B&M European Value Retail SA	3,556,127	$18,764,210	0.8%
Bellway P.L.C.	662,602	32,126,797	1.4%
GVC Holdings P.L.C.	1,474,855	18,364,234	0.8%
Inchcape P.L.C.	2,337,053	24,258,271	1.0%
SSP Group P.L.C.	2,150,632	16,701,979	0.7%
UBM P.L.C.	2,150,381	20,089,069	0.9%
WH Smith P.L.C.	660,318	17,952,522	0.8%
William Hill P.L.C.	4,390,122	15,064,779	0.6%
Other Securities		329,733,378	14.2%
Total Consumer Discretionary		493,055,239	21.2%

Consumer Staples — (4.8%)
Booker Group P.L.C.	8,370,700	22,363,754	1.0%
Tate & Lyle P.L.C.	2,718,312	23,351,051	1.0%
Other Securities		68,237,724	2.9%
Total Consumer Staples		113,952,529	4.9%

Energy — (4.2%)
John Wood Group P.L.C.	3,479,405	32,900,578	1.4%
#* Tullow Oil P.L.C.	7,033,116	17,017,662	0.7%
Other Securities		48,239,755	2.1%
Total Energy		98,157,995	4.2%

Financials — (14.8%)
Beazley P.L.C.	2,911,016	19,527,655	0.8%
Close Brothers Group P.L.C.	842,028	15,529,712	0.7%
Hiscox, Ltd.	1,547,072	29,336,860	1.3%
IG Group Holdings P.L.C.	1,926,366	16,715,603	0.7%
Intermediate Capital Group P.L.C.	1,606,829	20,747,945	0.9%
Jupiter Fund Management P.L.C.	2,283,894	18,021,025	0.8%
Man Group P.L.C.	9,157,327	23,548,762	1.0%
Phoenix Group Holdings	2,000,670	20,109,594	0.9%
TP ICAP P.L.C.	2,829,016	20,454,412	0.9%
Other Securities		166,813,983	7.0%
Total Financials		350,805,551	15.0%

Health Care — (3.8%)
* BTG P.L.C.	1,883,903	18,858,989	0.8%
* Indivior P.L.C.	3,837,838	18,938,519	0.8%
UDG Healthcare P.L.C.	1,295,217	15,903,433	0.7%
Other Securities		36,656,028	1.6%
Total Health Care		90,356,969	3.9%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.8%)
Aggreko P.L.C.	1,334,788	$16,611,140	0.7%
BBA Aviation P.L.C.	5,990,848	25,309,196	1.1%
* Cobham P.L.C.	12,408,518	22,901,572	1.0%
Hays P.L.C.	8,341,552	20,648,960	0.9%
HomeServe P.L.C.	1,383,521	15,731,024	0.7%
Howden Joinery Group P.L.C.	3,763,658	20,496,619	0.9%
IMI P.L.C.	1,368,653	22,207,186	1.0%
Meggitt P.L.C.	3,799,091	26,153,041	1.1%
Melrose Industries P.L.C.	9,415,164	27,500,308	1.2%
Rentokil Initial P.L.C.	4,056,594	18,089,762	0.8%
Spirax-Sarco Engineering P.L.C.	367,759	27,595,228	1.2%
Travis Perkins P.L.C.	853,860	17,236,813	0.7%
Weir Group P.L.C. (The)	633,437	16,421,638	0.7%
Other Securities		335,262,817	14.3%
Total Industrials		612,165,304	26.3%

Information Technology — (10.9%)
Auto Trader Group P.L.C.	3,741,417	17,013,390	0.7%
Electrocomponents P.L.C.	2,762,938	25,482,641	1.1%
Halma P.L.C.	1,908,645	29,948,327	1.3%
* Paysafe Group P.L.C.	2,424,051	18,868,212	0.8%
Playtech P.L.C.	1,462,260	19,106,906	0.8%
Rightmove P.L.C.	468,485	25,845,606	1.1%
Spectris P.L.C.	701,125	23,837,173	1.0%
Other Securities		98,875,117	4.3%
Total Information Technology		258,977,372	11.1%

Materials — (7.4%)
DS Smith P.L.C.	3,354,420	23,198,985	1.0%
*KAZ Minerals P.L.C.	1,433,524	15,478,418	0.7%
RPC Group P.L.C.	2,253,573	28,202,447	1.2%
Victrex P.L.C.	482,843	15,374,148	0.7%
Other Securities		93,920,109	4.0%
Total Materials		176,174,107	7.6%

Real Estate — (2.3%)
Other Securities		54,350,850	2.3%

Telecommunication Services — (1.3%)
Inmarsat P.L.C.	2,371,810	19,563,902	0.9%
Other Securities		12,151,612	0.5%
Total Telecommunication Services		31,715,514	1.4%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (1.6%)
Pennon Group P.L.C.	2,236,812	$23,590,729	1.0%
Other Securities		13,858,087	0.6%
Total Utilities		37,448,816	1.6%
TOTAL COMMON STOCKS		2,317,160,246	99.5%
TOTAL INVESTMENT SECURITIES		2,317,160,246

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
§@ DFA Short Term Investment Fund	4,640,939	53,700,300	2.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,951,561,258)		$2,370,860,546	101.8%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$493,055,239	—	$493,055,239
Consumer Staples	—	113,952,529	—	113,952,529
Energy	—	98,157,995	—	98,157,995
Financials	—	350,805,551	—	350,805,551
Health Care	—	90,356,969	—	90,356,969
Industrials	—	612,165,304	—	612,165,304
Information Technology	—	258,977,372	—	258,977,372
Materials	—	176,174,107	—	176,174,107
Real Estate	—	54,350,850	—	54,350,850
Telecommunication Services	—	31,715,514	—	31,715,514
Utilities	—	37,448,816	—	37,448,816
Securities Lending Collateral	—	53,700,300	—	53,700,300
TOTAL	—	$2,370,860,546	—	$2,370,860,546

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (3.2%)
ANDRITZ AG	351,021	$19,848,846	0.4%
Other Securities		177,396,677	3.0%
TOTAL AUSTRIA		197,245,523	3.4%

BELGIUM — (4.2%)
Ackermans & van Haaren NV	134,719	23,072,545	0.4%
* Galapagos NV	220,186	21,413,464	0.4%
Umicore SA	703,600	31,444,010	0.6%
Other Securities		183,087,877	3.1%
TOTAL BELGIUM		259,017,896	4.5%

DENMARK — (4.8%)
GN Store Nord A.S.	855,243	28,303,028	0.5%
Jyske Bank A.S.	434,014	24,525,321	0.4%
TDC A.S.	5,173,971	30,589,544	0.5%
* Topdanmark A.S.	491,266	20,195,323	0.4%
Other Securities		192,193,095	3.3%
TOTAL DENMARK		295,806,311	5.1%

FINLAND — (6.0%)
Elisa Oyj	674,321	27,152,966	0.5%
Huhtamaki Oyj	574,099	24,453,639	0.4%
Metso Oyj	654,668	23,776,410	0.4%
Nokian Renkaat Oyj	659,051	30,215,607	0.5%
Outokumpu Oyj	2,921,503	27,616,847	0.5%
Other Securities		238,617,463	4.2%
TOTAL FINLAND		371,832,932	6.5%

FRANCE — (12.9%)
# Edenred	1,222,953	35,256,073	0.6%
Faurecia	306,467	22,278,725	0.4%
Groupe Eurotunnel SE	1,656,217	20,813,393	0.4%
# Ingenico Group SA	301,300	29,258,749	0.5%
Lagardere SCA	673,857	22,190,928	0.4%
Orpea	178,098	21,337,715	0.4%
Rexel SA	1,596,995	28,477,648	0.5%
# Rubis SCA	466,180	29,254,014	0.5%
Teleperformance	253,057	36,957,477	0.7%
* Ubisoft Entertainment SA	521,852	39,817,112	0.7%
Other Securities		512,562,878	8.8%
TOTAL FRANCE		798,204,712	13.9%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (14.8%)
Duerr AG	143,919	$19,916,912	0.4%
* Evotec AG	1,078,504	22,950,178	0.4%
Freenet AG	763,964	25,583,539	0.5%
# Hugo Boss AG	314,787	28,154,350	0.5%
# K+S AG	1,020,067	24,799,642	0.4%
Lanxess AG	471,353	36,958,137	0.6%
LEG Immobilien AG	331,263	33,743,929	0.6%
MTU Aero Engines AG	144,099	24,384,649	0.4%
OSRAM Licht AG	280,364	21,467,400	0.4%
# QIAGEN NV	701,160	23,788,035	0.4%
Rheinmetall AG	234,011	27,793,104	0.5%
Other Securities		629,683,762	10.9%
TOTAL GERMANY		919,223,637	16.0%

HONG KONG — (0.1%)
Other Securities		3,147,046	0.1%

IRELAND — (1.2%)
Kingspan Group P.L.C.	734,997	30,725,971	0.5%
Other Securities		46,011,856	0.8%
TOTAL IRELAND		76,737,827	1.3%

ISRAEL — (2.5%)
Other Securities		153,649,964	2.7%

ITALY — (10.2%)
#* Banco BPM SpA	9,344,575	32,536,729	0.6%
FinecoBank Banca Fineco SpA	2,170,080	20,296,722	0.4%
Moncler SpA	730,401	20,735,047	0.4%
Prysmian SpA	907,443	31,224,581	0.6%
# Unione di Banche Italiane SpA	6,512,755	30,567,169	0.5%
Other Securities		498,381,755	8.5%
TOTAL ITALY		633,742,003	11.0%

NETHERLANDS — (5.7%)
Aalberts Industries NV	633,462	31,236,489	0.6%
ASM International NV	339,707	22,765,126	0.4%
Boskalis Westminster	594,181	21,239,893	0.4%
SBM Offshore NV	1,217,053	21,719,672	0.4%
Other Securities		257,243,164	4.3%
TOTAL NETHERLANDS		354,204,344	6.1%

NORWAY — (2.2%)
Other Securities		138,286,028	2.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
PORTUGAL — (1.1%)
Other Securities		$67,632,440	1.2%

SPAIN — (5.2%)
Cellnex Telecom SA	909,420	22,573,590	0.4%
Other Securities		298,606,877	5.2%
TOTAL SPAIN		321,180,467	5.6%

SWEDEN — (6.9%)
Other Securities		429,210,166	7.5%

SWITZERLAND — (10.6%)
# ams AG	316,689	28,893,663	0.5%
Georg Fischer AG	24,221	29,841,965	0.5%
Helvetia Holding AG	37,722	20,278,728	0.4%
Logitech International SA	744,066	26,607,319	0.5%
Temenos Group AG	307,521	35,509,903	0.6%
Other Securities		515,114,990	8.9%
TOTAL SWITZERLAND		656,246,568	11.4%
TOTAL COMMON STOCKS		5,675,367,864	98.7%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		46,412,310	0.8%
TOTAL PREFERRED STOCKS		46,412,310	0.8%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Securities		2,585	0.0%

ISRAEL — (0.0%)
Other Securities		10	0.0%

SPAIN — (0.0%)
Other Securities		978,996	0.0%

SWITZERLAND — (0.0%)
Other Securities		105,912	0.0%
TOTAL RIGHTS/WARRANTS		1,087,503	0.0%
TOTAL INVESTMENT SECURITIES		5,722,867,677

		Value†
SECURITIES LENDING COLLATERAL — (7.6%)
§@ DFA Short Term Investment Fund	40,695,303	470,885,347	8.2%
TOTAL INVESTMENTS — (100.0%) (Cost $4,482,764,364)		$6,193,753,024	107.7%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$197,245,523	—	$197,245,523
Belgium	$2,677,761	256,340,135	—	259,017,896
Denmark	8,784,672	287,021,639	—	295,806,311
Finland	—	371,832,932	—	371,832,932
France	32,312	798,172,400	—	798,204,712
Germany	—	919,223,637	—	919,223,637
Hong Kong	—	3,147,046	—	3,147,046
Ireland	—	76,737,827	—	76,737,827
Israel	—	153,649,964	—	153,649,964
Italy	109,325	633,632,678	—	633,742,003
Netherlands	—	354,204,344	—	354,204,344
Norway	—	138,286,028	—	138,286,028
Portugal	—	67,632,440	—	67,632,440
Spain	—	321,180,467	—	321,180,467
Sweden	24,911	429,185,255	—	429,210,166
Switzerland	—	656,246,568	—	656,246,568
Preferred Stocks
Germany	—	46,412,310	—	46,412,310
Rights/Warrants
France	—	2,585	—	2,585
Israel	—	10	—	10
Spain	—	978,996	—	978,996
Switzerland	—	105,912	—	105,912
Securities Lending Collateral	—	470,885,347	—	470,885,347
TOTAL	$11,628,981	$6,182,124,043	—	$6,193,753,024

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (84.8%)
Consumer Discretionary — (7.6%)
# Cineplex, Inc.	293,783	$8,885,678	0.7%
Enercare, Inc.	592,559	9,236,774	0.8%
* Great Canadian Gaming Corp.	333,138	7,917,224	0.7%
#* Stars Group, Inc. (The)	545,738	10,985,827	0.9%
Other Securities		69,811,273	5.9%
Total Consumer Discretionary		106,836,776	9.0%

Consumer Staples — (4.2%)
Cott Corp.	845,649	12,677,197	1.1%
Jean Coutu Group PJC, Inc. (The) Class A	416,076	7,895,156	0.7%
North West Co., Inc. (The)	316,536	7,723,861	0.6%
Premium Brands Holdings Corp.	150,162	12,151,703	1.0%
Other Securities		18,290,744	1.5%
Total Consumer Staples		58,738,661	4.9%

Energy — (18.4%)
Enerflex, Ltd.	567,158	7,715,389	0.7%
Enerplus Corp.	1,353,175	12,408,387	1.0%
Gibson Energy, Inc.	757,539	10,299,383	0.9%
* NuVista Energy, Ltd.	1,310,626	8,147,601	0.7%
#* Paramount Resources, Ltd. Class A	498,213	8,526,895	0.7%
* Parex Resources, Inc.	826,302	10,990,886	0.9%
Parkland Fuel Corp.	542,825	11,023,963	0.9%
Pembina Pipeline Corp.	448,593	14,830,223	1.2%
# Whitecap Resources, Inc.	1,837,501	13,189,101	1.1%
Other Securities		160,468,709	13.5%
Total Energy		257,600,537	21.6%

Financials — (6.5%)
# Canadian Western Bank	528,680	14,892,048	1.2%
# Genworth MI Canada, Inc.	322,580	10,024,209	0.8%
# Laurentian Bank of Canada	221,346	10,294,365	0.9%
TMX Group, Ltd.	218,158	11,919,973	1.0%
Other Securities		43,967,142	3.8%
Total Financials		91,097,737	7.7%

Health Care — (1.4%)
Other Securities		18,694,077	1.6%

Industrials — (10.7%)
Maxar Technologies, Ltd.	184,072	11,644,148	1.0%
New Flyer Industries, Inc.	253,571	10,759,225	0.9%
Russel Metals, Inc.	356,806	7,976,347	0.7%
# Stantec, Inc.	522,729	14,935,114	1.3%
TFI International, Inc.	475,353	11,473,911	1.0%
Toromont Industries, Ltd.	425,013	18,735,361	1.6%
Transcontinental, Inc. Class A	366,376	8,133,485	0.7%
Other Securities		66,087,239	5.4%
Total Industrials		149,744,830	12.6%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (3.8%)
*	Descartes Systems Group, Inc. (The)	393,056	$11,394,694	1.0%
	Other Securities		42,132,447	3.5%
Total Information Technology			53,527,141	4.5%

Materials — (24.6%)
	Alamos Gold, Inc. Class A	1,820,687	11,530,125	1.0%
*	B2Gold Corp.	5,370,434	13,653,999	1.1%
*	Canfor Corp.	502,970	10,004,039	0.8%
*	Centerra Gold, Inc.	1,552,135	10,539,264	0.9%
*	Detour Gold Corp.	965,461	10,289,969	0.9%
	Dominion Diamond Corp.	554,107	7,885,749	0.7%
	HudBay Minerals, Inc.	1,477,086	10,979,966	0.9%
*	IAMGOLD Corp.	3,203,040	17,578,113	1.5%
	Kirkland Lake Gold, Ltd.	913,033	10,707,844	0.9%
*	New Gold, Inc.	3,504,251	11,598,443	1.0%
#	OceanaGold Corp.	3,671,560	9,846,987	0.8%
#	Osisko Gold Royalties, Ltd.	739,341	9,306,945	0.8%
	Pan American Silver Corp.	847,173	13,842,653	1.2%
	Stella-Jones, Inc.	241,271	9,425,671	0.8%
	Yamana Gold, Inc.	4,803,883	12,474,233	1.1%
	Other Securities		174,581,152	14.5%
Total Materials			344,245,152	28.9%

Real Estate — (2.8%)
	Colliers International Group, Inc.	174,095	10,203,335	0.9%
	FirstService Corp.	177,734	12,372,909	1.0%
	Other Securities		16,673,204	1.4%
Total Real Estate			39,249,448	3.3%

Utilities — (4.8%)
#	Capital Power Corp.	550,609	10,426,616	0.9%
#	Northland Power, Inc.	562,788	10,761,941	0.9%
#	Superior Plus Corp.	849,685	8,555,467	0.7%
	TransAlta Corp.	1,716,509	10,151,898	0.8%
	Other Securities		27,790,664	2.4%
Total Utilities			67,686,586	5.7%
TOTAL COMMON STOCKS			1,187,420,945	99.8%
TOTAL INVESTMENT SECURITIES			1,187,420,945

			Value†
SECURITIES LENDING COLLATERAL — (15.2%)
§@	DFA Short Term Investment Fund	18,401,076	212,918,854	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,494,062,372)			$1,400,339,799	117.7%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$106,829,755	$7,021	—	$106,836,776
Consumer Staples	58,738,661	—	—	58,738,661
Energy	257,600,528	9	—	257,600,537
Financials	91,097,737	—	—	91,097,737
Health Care	18,487,331	206,746	—	18,694,077
Industrials	149,744,830	—	—	149,744,830
Information Technology	53,527,141	—	—	53,527,141
Materials	344,243,948	1,204	—	344,245,152
Real Estate	39,249,448	—	—	39,249,448
Utilities	67,686,586	—	—	67,686,586
Securities Lending Collateral	—	212,918,854	—	212,918,854
TOTAL	$1,187,205,965	$213,133,834	—	$1,400,339,799

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investments at Value (including $369,206,
$346,855, $79,913, $596,854 and $257,989 of
securities on loan, respectively)	$4,212,914	$1,915,221	$2,384,907	$5,925,827	$1,210,088
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $194,260,
$162,706, $89,941, $625,015 and $265,666)	194,279	162,721	89,948	625,084	265,683
Foreign Currencies at Value	23,558	3,368	4,512	4,709	436
Cash	7,510	1,541	4,267	14,595	798
Receivables:
Investment Securities Sold	15,436	1,875	42,179	11,182	11
Dividends, Interest and Tax Reclaims	3,380	2,321	6,628	15,658	2,514
Securities Lending Income	1,070	709	74	1,836	440
Unrealized Gain on Foreign Currency Contracts	—	1	—	4	—
Prepaid Expenses and Other Assets	2	1	1	3	2
Total Assets	4,458,149	2,087,758	2,532,516	6,598,898	1,479,972
LIABILITIES:
Payables:
Upon Return of Securities Loaned	194,289	162,704	89,946	625,077	265,654
Investment Securities Purchased	21,155	2,921	33,882	15,844	—
Due to Advisor	359	163	201	502	99
Unrealized Loss on Foreign Currency Contracts	14	—	—	—	—
Accrued Expenses and Other Liabilities	472	227	166	624	95
Total Liabilities	216,289	166,015	124,195	642,047	265,848
NET ASSETS	$4,241,860	$1,921,743	$2,408,321	$5,956,851	$1,214,124
Investments at Cost	$3,327,402	$1,848,681	$2,031,991	$4,617,717	$1,323,338
Foreign Currencies at Cost	$23,571	$3,365	$4,504	$4,717	$436
____________________

*	The Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $201,742, $210,542, $0, $25,625 and $14,964, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2017

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investments at Value (including $390,734,
$282,545, $50,801, $449,175 and $202,843 of
securities on loan, respectively)	$3,955,538	$1,801,143	$2,317,160	$5,722,868	$1,187,421
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $399,455,
$257,992, $53,698, $470,951 and $212,911)	399,385	257,951	53,700	470,885	212,919
Foreign Currencies at Value	3,373	12,033	1,567	545	326
Cash	5,475	5,737	5,346	23,509	2,172
Receivables:
Investment Securities Sold	9,285	1,407	3,691	6,287	710
Dividends, Interest and Tax Reclaims	20,385	1,336	6,292	8,794	666
Securities Lending Income	1,101	520	162	1,142	577
Unrealized Gain on Foreign Currency Contracts	—	—	—	3	—
Total Assets	4,394,542	2,080,127	2,387,918	6,234,033	1,404,791
LIABILITIES:
Payables:
Upon Return of Securities Loaned	399,359	257,926	53,695	470,911	212,885
Investment Securities Purchased	5,562	6,220	3,978	11,196	1,498
Due to Advisor	330	152	195	488	103
Accrued Expenses and Other Liabilities	242	124	138	379	83
Total Liabilities	405,493	264,422	58,006	482,974	214,569
NET ASSETS	$3,989,049	$1,815,705	$2,329,912	$5,751,059	$1,190,222
Investments at Cost	$2,914,836	$1,720,380	$1,897,863	$4,011,813	$1,281,151
Foreign Currencies at Cost	$3,377	$12,068	$1,563	$546	$329
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2017

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of
$6,690, $1,082, $74, $16,318 and
$3,604, respectively)	$60,907	$54,721	$59,839	$106,902	$20,545
Non Cash Income	—	5,065	9,789	—	—
Income from Securities Lending	8,951	5,373	1,338	14,125	5,521
Total Investment Income	69,858	65,159	70,966	121,027	26,066
Expenses
Investment Management Fees	3,441	1,650	2,020	4,928	1,157
Accounting & Transfer Agent Fees	157	84	94	229	52
Custodian Fees	583	302	110	840	96
Directors’/Trustees’ Fees & Expenses	33	16	19	46	11
Professional Fees	60	29	35	102	19
Other	116	58	61	151	39
Total Expenses	4,390	2,139	2,339	6,296	1,374
Fees Paid Indirectly (Note C)	(61)	(25)	(57)	(142)	(46)
Net Expenses	4,329	2,114	2,282	6,154	1,328
Net Investment Income (Loss)	65,529	63,045	68,684	114,873	24,738
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	174,661	57,205	68,209	217,209	(39,064)
Affiliated Investment Companies Shares Sold	70	63	2	32	21
Foreign Currency Transactions	(2,843)	(697)	330	992	(26)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	616,328	131,297	383,963	1,106,864	137,860
Affiliated Investment Companies Shares	(116)	(85)	(8)	(119)	(28)
Translation of Foreign Currency
Denominated Amounts	489	(7)	206	303	(7)
Net Realized and Unrealized Gain (Loss)	788,589	187,776	452,702	1,325,281	98,756
Net Increase (Decrease) in Net Assets
Resulting from Operations	$854,118	$250,821	$521,386	$1,440,154	$123,494
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,529	$54,226
Net Realized Gain (Loss) on:
Investment Securities Sold*	174,661	122,152
Affiliated Investment Companies Shares Sold	70	—
Foreign Currency Transactions	(2,843)	2,170
Forward Currency Contracts	—	(36)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	616,328	214,787
Affiliated Investment Companies Shares	(116)	—
Translation of Foreign Currency
Denominated Amounts	489	(688)
Net Increase (Decrease) in Net Assets Resulting
from Operations	854,118	392,611
Transactions in Interest:
Contributions	195,960	224,138
Withdrawals	(193,623)	(115,843)
Net Increase (Decrease) from
Transactions in Interest	2,337	108,295
Total Increase (Decrease) in Net Assets	856,455	500,906
Net Assets
Beginning of Year	3,132,594	2,631,688
End of Year	$3,989,049	$3,132,594
____________________

*	Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,045	$55,379	$68,684	$79,465
Net Realized Gain (Loss) on:
Investment Securities Sold*	57,205	(8,246)	68,209	71,244
Affiliated Investment Companies Shares Sold	63	—	2	—
Futures	—	—	—	—
Foreign Currency Transactions	(697)	309	330	(1,277)
Forward Currency Contracts	—	(18)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	131,297	168,801	383,963	(469,059)
Affiliated Investment Companies Shares	(85)	—	(8)	—
Futures	—	—	—	—
Translation of Foreign
Currency Denominated Amounts	(7)	22	206	(215)
Net Increase (Decrease) in Net Assets Resulting
from Operations	250,821	216,247	521,386	(319,842)
Transactions in Interest:
Contributions	110,964	137,711	158,197	112,811
Withdrawals	(101,816)	(26,496)	(33,136)	(193,617)
Net Increase (Decrease) from
Transactions in Interest	9,148	111,215	125,061	(80,806)
Total Increase (Decrease) in Net Assets	259,969	327,462	646,447	(400,648)
Net Assets
Beginning of Year	1,555,736	1,228,274	1,683,465	2,084,113
End of Year	$1,815,705	$1,555,736	$2,329,912	$1,683,465
____________________

*	Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

       THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$114,873	$98,312	$24,738	$18,822
Net Realized Gain (Loss) on:
Investment Securities Sold*	217,209	122,507	(39,064)	(24,152)
Affiliated Investment Companies Shares Sold	32	—	21	—
Futures	—	687	—	—
Foreign Currency Transactions	992	(394)	(26)	229
Forward Currency Contracts	—	(5)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,106,864	27,064	137,860	135,836
Affiliated Investment Companies Shares	(119)	—	(28)	—
Futures	—	19	—	—
Translation of Foreign
Currency Denominated Amounts	303	(32)	(7)	(6)
Net Increase (Decrease) in Net Assets Resulting
from Operations	1,440,154	248,158	123,494	130,729
Transactions in Interest:
Contributions	303,976	441,553	269,073	187,903
Withdrawals	(140,996)	(195,529)	(135,609)	(8,500)
Net Increase (Decrease) from
Transactions in Interest	162,980	246,024	133,464	179,403
Total Increase (Decrease) in Net Assets	1,603,134	494,182	256,958	310,132
Net Assets
Beginning of Year	4,147,925	3,653,743	933,264	623,132
End of Year	$5,751,059	$4,147,925	$1,190,222	$933,264
____________________

*	Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
Total Return	27.10%	14.53%	9.04%	2.46%	30.62%	16.21%	16.69%	(11.83)%	(3.46)%	10.97%
Net Assets, End of Year (thousands)	$3,989,049	$3,132,594	$2,631,688	$2,505,409	$2,281,624	$1,815,705	$1,555,736	$1,228,274	$1,453,786	$1,265,498
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.13%	0.13%	0.14%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.13%	0.13%	0.14%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.99%	1.69%	1.71%	1.87%	3.82%	4.00%	4.17%	3.96%	4.64%
Portfolio Turnover Rate	13%	10%	6%	9%	16%	14%	10%	7%	7%	9%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
Total Return	29.87%	(15.82)%	9.95%	1.22%	37.42%	34.27%	6.10%	9.81%	(2.25)%	43.67%
Net Assets, End of Year (thousands)	$2,329,912	$1,683,465	$2,084,113	$1,995,898	$1,988,287	$5,751,059	$4,147,925	$3,653,743	$3,152,277	$3,217,766
Ratio of Expenses to Average
Net Assets	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.40%	4.36%	3.44%	2.98%	3.29%	2.33%	2.49%	2.44%	2.40%	2.67%
Portfolio Turnover Rate	9%	15%	10%	8%	17%	13%	9%	14%	13%	13%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013
Total Return	12.10%	20.77%	(25.00)%	(3.83)%	5.71%
Net Assets, End of Year (thousands)	$1,190,222	$933,264	$623,132	$849,429	$741,204
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.52%	2.73%	2.42%	2.99%
Portfolio Turnover Rate	22%	8%	18%	5%	14%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$61
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	57
The Continental Small Company Series	142
The Canadian Small Company Series	46

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$96
The Asia Pacific Small Company Series	49
The United Kingdom Small Company Series	63
The Continental Small Company Series	125
The Canadian Small Company Series	30

E. Purchases and Sales of Securities:

For the year ended October 31, 2017, the Series’ transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$500,531	$438,549
The Asia Pacific Small Company Series	312,003	236,969
The United Kingdom Small Company Series	381,315	174,465
The Continental Small Company Series	921,278	640,361
The Canadian Small Company Series	442,511	257,115

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

	Balance at 10/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Change in Unrealized Appreciation/ Depreciation	Balance at 10/31/17	Shares as of 10/31/17	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment
The Japanese Small Company Series
DFA Short Term Investment Fund	$280,962	$1,095,593	$977,123	$70	$(116)	$399,385	$34,516	$3,315	$—
Total	$280,962	$1,095,593	$977,123	$70	$(116)	$399,385	$34,516	$3,315	$—

The Asia Pacific Small Company
DFA Short Term Investment Fund	$261,843	$552,723	$556,593	$63	$(85)	$257,951	$22,293	$2,514	$—
Total	$261,843	$552,723	$556,593	$63	$(85)	$257,951	$22,293	$2,514	$—

United Kingdom Small Company Series
DFA Short Term Investment Fund	$56,584	$338,586	$341,464	$2	$(8)	$53,700	$4,641	$764	$—
Total	$56,584	$338,586	$341,464	$2	$(8)	$53,700	$4,641	$764	$—

The Continental Small Company Series
DFA Short Term Investment Fund	$350,190	$1,496,894	$1,376,112	$32	$(119)	$470,885	$40,695	$4,826	$—
Total	$350,190	$1,496,894	$1,376,112	$32	$(119)	$470,885	$40,695	$4,826	$—

The Canadian Small Company
DFA Short Term Investment Fund	$214,142	$1,260,703	$1,261,918	$21	$(29)	$212,919	$18,401	$2,017	$—
Total	$214,142	$1,260,703	$1,261,918	$21	$(29)	$212,919	$18,401	$2,017	$—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax	Unrealized	Unrealized	Net
	Cost	Appreciation	Depreciation	Unrealized
The Japanese Small Company Series	$3,314,291	$1,213,062	$(172,429)	$1,040,633
The Asia Pacific Small Company Series	1,978,372	445,114	(364,392)	80,722
The United Kingdom Small Company Series	1,951,561	635,021	(215,722)	419,299
The Continental Small Company Series	4,482,764	2,083,885	(372,897)	1,710,988
The Canadian Small Company Series	1,494,062	199,811	(293,534)	(93,723)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

The decision to hedge a Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017 with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	1.77%	$16,525	6	$5	$25,222
The Asia Pacific Small Company Series	1.76%	1,241	34	2	9,913
The Continental Small Company Series	1.91%	120	1	—	120
The Canadian Small Company Series	1.88%	15,022	3	2	44,993

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Series’ available line of credit was utilized.

There we no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the year ended October 31, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$44,207	$28,558	$14,108
The Asia Pacific Small Company Series	28,263	33,425	14,632
The Continental Small Company Series	63,808	21,763	9,250
The Canadian Small Company Series	46,995	27,027	4,703

J. Securities Lending:

As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Market
Value
The Japanese Small Company Series	$11,439
The Asia Pacific Small Company Series	54,797
The Continental Small Company Series	10,247
The Canadian Small Company Series	1,883

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2017
			Between
	Overnight and	<30	30 & 90	>90
	Continuous	days	days	days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$399,384,904	$—	$—	$—	$399,384,904
The Asia Pacific Small Company Series
Common Stocks	$257,950,593	$—	$—	$—	$257,950,593
The United Kingdom Small Company Series
Common Stocks	$53,700,300	$—	$—	$—	$53,700,300
The Continental Small Company Series
Common Stocks, Preferred Stocks, Rights/Warrants	$470,885,347	$—	$—	$—	$470,885,347
The Canadian Small Company Series
Common Stocks	$212,918,854	$—	$—	$—	$212,918,854

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “Series”) constituting portfolios within The DFA Investment Trust Company, as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2017.

Each Board’s Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	126 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since June 2017 DIG-Since June 2017 DFAITC-Since June 2017 DEM-Since June 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	126 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	126 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	126 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	126 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	126 portfolios in 4 investment companies	Lead Director, (beginning May 2014) and Director (since 2000), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (24 portfolios) (since 2009).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Interested Trustees/Directors*
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly Co-Chief Executive Officer (2010-June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	126 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.
*	The Interested Trustee/Director is described as such because he is deemed to be an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017), DFA Australia Limited (since July 2017) and Dimensional Fund Advisors Ltd. (since August 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017). Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities. Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.
Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd. President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited. Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017). Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.
(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017	Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017). Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC. Executive Vice President (since February 2017) of DFA Securities LLC. Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016). Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015	Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities. Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited. Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller (August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).
Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	Since 2017	President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd. (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017	Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September, 2017); Chief Investment Officer and Director of DFA Australia Limited (since September, 2017 and October 2017, respectively); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice President (March 2017 – September, 2017), Co-Chief Investment Officer (June 2014 – September, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September, 2017), Co-Chief Investment Officer (June 2014 – September, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2018 and June 30, 2017, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $280,100 and $265,000, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2018 and June 30, 2017, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $1,740 and $1,740 respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2018 and June 30, 2017, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2018 and June 30, 2017, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $62,400 and $60,000, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2018 and June 30, 2017, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2018 and June 30, 2017, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $20,455 and $16,545, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2018 and June 30, 2017, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2018 and June 30, 2017, aggregate non-audit fees billed by PwC for services rendered to the registrant were $62,400 and $60,000, respectively.

For the twelve month periods ended June 30, 2018 and June 30, 2017, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (95.6%)
Consumer Discretionary — (19.1%)
#	Adastria Co., Ltd.	210,740	$2,668,714	0.1%
#	Adventure, Inc.	17,700	1,177,448	0.0%
	Aeon Fantasy Co., Ltd.	50,532	2,945,549	0.1%
#*	AGORA Hospitality Group Co., Ltd.	372,000	110,591	0.0%
	Ahresty Corp.	137,600	1,226,422	0.0%
#	Aigan Co., Ltd.	86,100	338,565	0.0%
	Aisan Industry Co., Ltd.	248,800	2,094,907	0.1%
#*	Akebono Brake Industry Co., Ltd.	750,600	1,818,222	0.1%
#	Alpen Co., Ltd.	122,400	2,630,743	0.1%
	Alpha Corp.	42,200	597,593	0.0%
	Alpine Electronics, Inc.	277,500	5,722,079	0.1%
	Amiyaki Tei Co., Ltd.	28,600	1,182,919	0.0%
	Amuse, Inc.	83,298	2,235,985	0.1%
*	Anrakutei Co., Ltd.	1,500	64,540	0.0%
#	AOI TYO Holdings, Inc.	109,931	1,546,736	0.0%
	AOKI Holdings, Inc.	256,000	3,735,774	0.1%
	Aoyama Trading Co., Ltd.	315,300	10,520,122	0.3%
	Arata Corp.	86,900	5,245,797	0.1%
	Arcland Sakamoto Co., Ltd.	207,900	3,118,013	0.1%
#	Arcland Service Holdings Co., Ltd.	106,300	2,254,539	0.1%
	As-me ESTELLE Co., Ltd.	12,600	89,407	0.0%
	Asahi Broadcasting Group Holdings Corp.	62,100	466,581	0.0%
	Asahi Co., Ltd.	125,100	1,763,425	0.1%
	Asante, Inc.	37,400	716,154	0.0%
#	Ashimori Industry Co., Ltd.	29,399	635,139	0.0%
#	Asrapport Dining Co., Ltd.	103,200	533,413	0.0%
#	Asti Corp.	18,600	385,252	0.0%
#	Atom Corp.	676,300	6,563,913	0.2%
	Atsugi Co., Ltd.	124,300	1,309,011	0.0%
	Autobacs Seven Co., Ltd.	503,300	8,911,919	0.2%
	Avex, Inc.	266,500	3,695,612	0.1%
#	Baroque Japan, Ltd.	89,500	799,906	0.0%
	Beauty Garage, Inc.	10,300	223,559	0.0%
	Beenos, Inc.	42,800	684,700	0.0%
	Belluna Co., Ltd.	346,200	4,364,759	0.1%
	Bookoff Corp.	59,400	420,163	0.0%
#	BRONCO BILLY Co., Ltd.	72,400	3,005,864	0.1%
	Can Do Co., Ltd.	62,300	984,326	0.0%
	Central Automotive Products, Ltd.	81,500	1,363,966	0.0%
	Central Sports Co., Ltd.	45,900	1,746,928	0.1%
	CHIMNEY Co., Ltd.	34,700	923,944	0.0%
	Chiyoda Co., Ltd.	113,200	2,618,532	0.1%
#	Chofu Seisakusho Co., Ltd.	137,100	2,969,161	0.1%
	Chori Co., Ltd.	76,300	1,347,257	0.0%
	Chuo Spring Co., Ltd.	20,000	687,949	0.0%
#	Clarion Co., Ltd.	805,000	2,161,495	0.1%
	Cleanup Corp.	131,500	1,031,269	0.0%
#	Coco's Japan Co., Ltd.	50,900	1,088,661	0.0%
#	Colowide Co., Ltd.	408,500	10,912,424	0.3%
	Corona Corp.	103,100	1,128,323	0.0%
	Create Restaurants Holdings, Inc.	312,800	4,571,664	0.1%

1

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Cross Plus, Inc.	9,800	$71,483	0.0%
	D.A. Consortium Holdings, Inc.	183,400	5,110,105	0.1%
	Daido Metal Co., Ltd.	233,800	2,378,701	0.1%
#	Daidoh, Ltd.	174,200	696,483	0.0%
#	Daikoku Denki Co., Ltd.	58,000	976,071	0.0%
	Daikyonishikawa Corp.	264,400	3,862,994	0.1%
	Dainichi Co., Ltd.	69,100	512,570	0.0%
	Daisyo Corp.	47,200	759,688	0.0%
	Daiyu Lic Holdings Co., Ltd.	65,500	692,583	0.0%
#	DCM Holdings Co., Ltd.	672,000	6,286,241	0.2%
#	DD Holdings Co., Ltd.	30,400	772,225	0.0%
	Descente, Ltd.	286,100	5,062,910	0.1%
	Doshisha Co., Ltd.	159,100	3,595,317	0.1%
	Doutor Nichires Holdings Co., Ltd.	221,186	4,389,213	0.1%
#	Dynic Corp.	42,200	392,992	0.0%
	Eagle Industry Co., Ltd.	176,200	2,828,145	0.1%
	EAT&Co, Ltd.	30,300	569,366	0.0%
	EDION Corp.	482,400	4,852,132	0.1%
#	ES-Con Japan, Ltd.	250,300	1,466,380	0.0%
	ESCRIT, Inc.	54,300	397,018	0.0%
	Exedy Corp.	210,200	6,505,962	0.2%
	F-Tech, Inc.	90,000	1,051,496	0.0%
	FCC Co., Ltd.	224,800	6,332,925	0.2%
#	Felissimo Corp.	20,000	249,619	0.0%
#	Fields Corp.	107,400	1,013,005	0.0%
#	Fine Sinter Co., Ltd.	9,800	220,955	0.0%
	First Juken Co., Ltd.	43,500	547,095	0.0%
#	First-corp, Inc.	49,600	490,125	0.0%
	FJ Next Co., Ltd.	103,200	952,078	0.0%
	Foster Electric Co., Ltd.	155,800	2,229,004	0.1%
	France Bed Holdings Co., Ltd.	160,700	1,408,615	0.0%
*	FreakOut Holdings, Inc.	5,000	94,941	0.0%
	Fuji Co., Ltd.	148,100	3,095,919	0.1%
#	Fuji Corp.	37,400	905,055	0.0%
	Fuji Corp., Ltd.	184,800	1,650,441	0.1%
#	Fuji Kyuko Co., Ltd.	160,800	4,800,419	0.1%
	Fujibo Holdings, Inc.	74,700	2,425,381	0.1%
	Fujikura Rubber, Ltd.	134,600	753,637	0.0%
#	Fujio Food System Co., Ltd.	59,400	1,071,096	0.0%
#	Fujishoji Co., Ltd.	56,600	630,658	0.0%
#	Fujita Kanko, Inc.	59,100	1,748,412	0.1%
	Fujitsu General, Ltd.	433,800	6,779,734	0.2%
	FuKoKu Co., Ltd.	63,900	555,608	0.0%
#*	Funai Electric Co., Ltd.	145,300	833,352	0.0%
#	Furukawa Battery Co., Ltd. (The)	96,500	746,182	0.0%
	Furyu Corp.	78,400	672,984	0.0%
	Futaba Industrial Co., Ltd.	424,300	2,663,227	0.1%
	G-Tekt Corp.	132,800	2,246,369	0.1%
	Gakken Holdings Co., Ltd.	31,300	1,396,040	0.0%
	Gakkyusha Co., Ltd.	53,400	898,638	0.0%
#	Genki Sushi Co., Ltd.	36,500	1,155,018	0.0%
#	Geo Holdings Corp.	247,800	3,314,047	0.1%

2

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Gfoot Co., Ltd.	90,700	$638,604	0.0%
#	Global, Ltd. (The)	57,700	425,632	0.0%
	GLOBERIDE, Inc.	68,199	2,470,166	0.1%
#	Gokurakuyu Holdings Co., Ltd.	76,200	492,488	0.0%
#	Goldwin, Inc.	77,600	6,711,214	0.2%
#	Golf Digest Online, Inc.	69,000	683,298	0.0%
	Gourmet Kineya Co., Ltd.	49,000	590,706	0.0%
#	GSI Creos Corp.	39,100	528,403	0.0%
	Gunze, Ltd.	119,500	7,650,503	0.2%
	H-One Co., Ltd.	133,400	1,464,872	0.0%
	H2O Retailing Corp.	388,300	6,187,615	0.2%
	Hagihara Industries, Inc.	88,200	1,511,332	0.0%
#	Hakuyosha Co., Ltd.	13,600	410,526	0.0%
#	Hamee Corp.	43,100	551,047	0.0%
#	Handsman Co., Ltd.	37,500	430,103	0.0%
	Happinet Corp.	114,000	1,442,104	0.0%
#	Harada Industry Co., Ltd.	57,600	424,145	0.0%
	Hard Off Corp. Co., Ltd.	60,900	546,172	0.0%
	Haruyama Holdings, Inc.	56,500	523,923	0.0%
	Heian Ceremony Service Co., Ltd.	8,300	69,455	0.0%
	Heiwa Corp.	383,500	9,250,874	0.2%
	HI-LEX Corp.	94,600	2,395,844	0.1%
	Hiday Hidaka Corp.	152,387	3,408,103	0.1%
#	Himaraya Co., Ltd.	35,900	343,272	0.0%
#	Hinokiya Group Co., Ltd.	43,200	1,181,759	0.0%
#	Hiramatsu, Inc.	256,500	1,175,267	0.0%
	HIS Co., Ltd.	297,700	8,966,195	0.2%
	Honeys Holdings Co., Ltd.	113,440	974,372	0.0%
#	Hoosiers Holdings	352,200	2,524,840	0.1%
#	Hotland Co., Ltd.	66,800	791,693	0.0%
#	House Do Co., Ltd.	45,200	1,047,889	0.0%
	HUB Co., Ltd.	35,400	376,541	0.0%
	I K K, Inc.	65,900	482,817	0.0%
#	I.K Co., Ltd.	37,700	846,094	0.0%
#	IBJ, Inc.	131,600	809,379	0.0%
	Ichibanya Co., Ltd.	93,158	4,068,079	0.1%
	Ichikoh Industries, Ltd.	244,500	2,916,608	0.1%
	IDOM, Inc.	520,600	2,874,442	0.1%
	IJT Technology Holdings Co., Ltd.	160,380	1,287,604	0.0%
#	Imagica Robot Holdings, Inc.	101,200	842,630	0.0%
	Imasen Electric Industrial	122,400	1,295,478	0.0%
	Intage Holdings, Inc.	235,400	2,660,970	0.1%
#*	Izutsuya Co., Ltd.	61,699	196,042	0.0%
	Janome Sewing Machine Co., Ltd.	127,600	813,557	0.0%
	Japan Best Rescue System Co., Ltd.	132,900	1,062,900	0.0%
	Japan Wool Textile Co., Ltd. (The)	377,400	3,501,583	0.1%
	JINS, Inc.	96,800	5,525,134	0.1%
#	Joban Kosan Co., Ltd.	41,199	682,732	0.0%
#	Jolly - Pasta Co., Ltd.	22,600	351,318	0.0%
	Joshin Denki Co., Ltd.	133,200	4,170,853	0.1%
#	Joyful Honda Co., Ltd.	15,800	241,457	0.0%
	JP-Holdings, Inc.	374,800	1,192,263	0.0%

3

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	JVC Kenwood Corp.	1,000,930	$2,831,768	0.1%
*	Kadokawa Dwango	379,733	4,196,686	0.1%
	Kasai Kogyo Co., Ltd.	165,800	2,052,010	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	44,800	2,080,427	0.1%
	Keihin Corp.	296,300	6,012,629	0.2%
#	Keiyo Co., Ltd.	228,800	1,134,664	0.0%
#	KFC Holdings Japan, Ltd.	105,200	1,893,364	0.1%
#	Ki-Star Real Estate Co., Ltd.	49,900	1,182,558	0.0%
	King Co., Ltd.	44,900	207,346	0.0%
*	Kintetsu Department Store Co., Ltd.	56,100	2,029,763	0.1%
*	KNT-CT Holdings Co., Ltd.	83,200	1,164,979	0.0%
	Kohnan Shoji Co., Ltd.	179,800	4,185,417	0.1%
*	Kojima Co., Ltd.	224,900	1,082,642	0.0%
	Komatsu Seiren Co., Ltd.	226,400	1,985,705	0.1%
	KOMEDA Holdings Co., Ltd.	336,400	6,614,156	0.2%
	Komehyo Co., Ltd.	52,500	931,532	0.0%
	Komeri Co., Ltd.	217,900	5,528,582	0.1%
	Konaka Co., Ltd.	190,306	894,874	0.0%
	Koshidaka Holdings Co., Ltd.	324,800	4,769,550	0.1%
#	Kourakuen Holdings Corp.	74,600	1,138,736	0.0%
	KU Holdings Co., Ltd.	130,900	1,128,123	0.0%
	Kura Corp.	76,500	5,076,036	0.1%
	Kurabo Industries, Ltd.	1,299,000	4,098,080	0.1%
	Kushikatsu Tanaka Co.	20,100	518,023	0.0%
	KYB Corp.	144,300	6,555,649	0.2%
#	Kyoritsu Maintenance Co., Ltd.	212,762	11,658,262	0.3%
	Kyoto Kimono Yuzen Co., Ltd.	8,800	50,237	0.0%
#*	Laox Co., Ltd.	206,900	761,899	0.0%
#	LEC, Inc.	86,100	3,588,901	0.1%
	LIFULL Co., Ltd.	392,300	2,592,696	0.1%
*	LIKE Kidsnext Co., Ltd.	12,100	148,974	0.0%
#*	Litalico, Inc.	39,100	710,373	0.0%
#	Look Holdings, Inc.	45,600	560,192	0.0%
#	Mamiya-Op Co., Ltd.	32,700	336,335	0.0%
	Mars Engineering Corp.	85,600	2,013,778	0.1%
#*	Maruzen CHI Holdings Co., Ltd.	77,000	275,281	0.0%
#	Matsuya Co., Ltd.	174,800	2,627,568	0.1%
	Matsuya Foods Co., Ltd.	64,900	2,208,092	0.1%
	Meiko Network Japan Co., Ltd.	137,500	1,582,649	0.0%
	Meiwa Estate Co., Ltd.	80,000	475,441	0.0%
	Mikuni Corp.	159,200	793,543	0.0%
	Misawa Homes Co., Ltd.	150,400	1,247,779	0.0%
	Mitsuba Corp.	233,290	1,868,419	0.1%
	Mitsui Home Co., Ltd.	197,000	1,186,675	0.0%
	Mizuno Corp.	130,100	4,857,319	0.1%
#	Monogatari Corp. (The)	39,900	4,060,354	0.1%
	Morito Co., Ltd.	102,200	918,423	0.0%
	MrMax Holdings, Ltd.	176,100	1,082,089	0.0%
	Murakami Corp.	28,700	754,134	0.0%
	Musashi Seimitsu Industry Co., Ltd.	155,800	5,165,227	0.1%
	Nafco Co., Ltd.	47,500	790,428	0.0%
	Nagawa Co., Ltd.	37,800	1,633,370	0.1%

4

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Naigai Co., Ltd.	29,700	$146,743	0.0%
#	Nakayamafuku Co., Ltd.	57,800	387,599	0.0%
#	Nextage Co., Ltd.	227,000	2,588,160	0.1%
	NHK Spring Co., Ltd.	83,600	786,934	0.0%
#	Nice Holdings, Inc.	49,500	598,544	0.0%
	Nichirin Co., Ltd.	62,660	1,291,035	0.0%
	Nihon Eslead Corp.	53,800	922,995	0.0%
#	Nihon House Holdings Co., Ltd.	304,300	1,541,241	0.0%
	Nihon Plast Co., Ltd.	103,100	873,203	0.0%
	Nihon Tokushu Toryo Co., Ltd.	87,400	1,850,683	0.1%
	Nikki Co., Ltd.	2,100	47,248	0.0%
#	Nippon Felt Co., Ltd.	80,200	372,690	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	994,267	0.0%
	Nippon Seiki Co., Ltd.	303,700	5,735,739	0.1%
	Nippon View Hotel Co., Ltd.	41,400	534,505	0.0%
	Nishikawa Rubber Co., Ltd.	28,100	610,515	0.0%
	Nishimatsuya Chain Co., Ltd.	325,800	3,744,328	0.1%
	Nissan Shatai Co., Ltd.	533,700	4,859,404	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	170,000	550,361	0.0%
	Nissei Build Kogyo Co., Ltd.	227,800	2,337,441	0.1%
	Nissin Kogyo Co., Ltd.	285,500	5,048,118	0.1%
	Nittan Valve Co., Ltd.	117,800	377,862	0.0%
	Nojima Corp.	216,300	4,803,446	0.1%
	Ohashi Technica, Inc.	63,600	1,044,912	0.0%
	Ohsho Food Service Corp.	93,900	5,353,291	0.1%
#	Omikenshi Co., Ltd.	322,000	275,483	0.0%
	Onward Holdings Co., Ltd.	847,200	6,495,884	0.2%
	Ootoya Holdings Co., Ltd.	37,600	754,883	0.0%
#*	Open Door, Inc.	71,700	1,470,837	0.0%
#	OPT Holding, Inc.	117,500	2,498,155	0.1%
#	Otsuka Kagu, Ltd.	82,500	277,290	0.0%
	Ozu Corp.	20,900	393,698	0.0%
	Pacific Industrial Co., Ltd.	327,600	4,807,004	0.1%
	PAL GROUP Holdings Co., Ltd.	83,400	1,969,284	0.1%
	PALTAC Corp.	40,734	2,342,439	0.1%
#	PAPYLESS Co., Ltd.	30,900	507,305	0.0%
	Parco Co., Ltd.	144,400	1,571,424	0.0%
	Paris Miki Holdings, Inc.	171,000	772,747	0.0%
#	PC Depot Corp.	8,081	42,311	0.0%
	People Co., Ltd.	19,600	241,669	0.0%
#	Pepper Food Service Co., Ltd.	89,300	3,672,352	0.1%
#	PIA Corp.	36,900	2,075,050	0.1%
	Piolax, Inc.	198,700	4,783,768	0.1%
#*	Pioneer Corp.	2,489,100	3,454,404	0.1%
#	Plenus Co., Ltd.	144,800	2,372,737	0.1%
	Press Kogyo Co., Ltd.	623,200	3,651,318	0.1%
	Pressance Corp.	250,100	3,859,748	0.1%
	Proto Corp.	88,400	1,157,079	0.0%
#	Raccoon Co., Ltd.	86,300	438,155	0.0%
	Regal Corp.	1,500	38,339	0.0%
	Renaissance, Inc.	75,800	1,721,682	0.1%
#*	Renown, Inc.	366,700	479,216	0.0%

5

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Resol Holdings Co., Ltd.	16,799	$664,422	0.0%
	Resorttrust, Inc.	231,500	4,089,525	0.1%
	Rhythm Watch Co., Ltd.	55,900	1,045,145	0.0%
#	Riberesute Corp.	54,900	456,054	0.0%
#	Ride On Express Holdings Co., Ltd.	56,400	982,582	0.0%
#	Right On Co., Ltd.	119,625	1,152,628	0.0%
	Riken Corp.	65,400	3,421,030	0.1%
	Ringer Hut Co., Ltd.	167,400	3,917,631	0.1%
#	Riso Kyoiku Co., Ltd.	242,400	1,852,739	0.1%
	Round One Corp.	491,800	7,719,845	0.2%
#	Royal Holdings Co., Ltd.	206,300	5,647,294	0.1%
*	Royal Hotel, Ltd. (The)	2,100	36,074	0.0%
#*	RVH, Inc.	85,200	254,131	0.0%
	Sac's Bar Holdings, Inc.	136,150	1,220,403	0.0%
	Saizeriya Co., Ltd.	207,500	4,740,032	0.1%
	Sakai Ovex Co., Ltd.	33,999	724,782	0.0%
	San Holdings, Inc.	30,300	693,021	0.0%
#*	Sanden Holdings Corp.	150,400	1,960,077	0.1%
	Sanei Architecture Planning Co., Ltd.	66,400	1,123,669	0.0%
	Sangetsu Corp.	348,450	7,051,894	0.2%
	Sanko Marketing Foods Co., Ltd.	6,700	60,486	0.0%
	Sankyo Seiko Co., Ltd.	225,500	931,851	0.0%
	Sanoh Industrial Co., Ltd.	169,300	1,077,504	0.0%
	Sanyei Corp.	4,300	165,255	0.0%
	Sanyo Electric Railway Co., Ltd.	117,198	2,837,917	0.1%
	Sanyo Housing Nagoya Co., Ltd.	75,100	821,999	0.0%
#	Sanyo Shokai, Ltd.	96,199	1,926,239	0.1%
	Scroll Corp.	211,500	1,094,497	0.0%
#	Seiko Holdings Corp.	206,281	4,428,905	0.1%
	Seiren Co., Ltd.	343,900	5,350,410	0.1%
#*	Senshukai Co., Ltd.	205,800	962,647	0.0%
	Septeni Holdings Co., Ltd.	408,000	893,714	0.0%
	SFP Holdings Co., Ltd.	74,500	1,354,087	0.0%
#	Shidax Corp.	149,000	632,190	0.0%
	Shikibo, Ltd.	77,900	899,386	0.0%
	Shimachu Co., Ltd.	282,300	8,965,101	0.2%
	Shimojima Co., Ltd.	31,900	320,986	0.0%
#	Shobunsha Publications, Inc.	258,500	1,802,666	0.1%
#	Shoei Co., Ltd.	88,000	3,107,012	0.1%
	Showa Corp.	352,200	5,788,640	0.1%
	SKY Perfect JSAT Holdings, Inc.	1,001,200	4,769,644	0.1%
	SNT Corp.	214,300	859,932	0.0%
	Soft99 Corp.	81,800	855,815	0.0%
#	Sotoh Co., Ltd.	41,400	380,736	0.0%
	SPK Corp.	22,200	560,938	0.0%
	SRS Holdings Co., Ltd.	23,400	212,653	0.0%
	St Marc Holdings Co., Ltd.	115,300	2,844,483	0.1%
	Starts Corp., Inc.	224,900	5,475,659	0.1%
	Step Co., Ltd.	59,400	884,369	0.0%
	Studio Alice Co., Ltd.	65,000	1,539,579	0.0%
#	Suminoe Textile Co., Ltd.	37,900	925,859	0.0%
	Sumitomo Riko Co., Ltd.	274,000	2,807,910	0.1%

6

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Suncall Corp.	113,000	$724,128	0.0%
#	Syuppin Co., Ltd.	153,800	2,346,611	0.1%
	T RAD Co., Ltd.	51,200	1,585,481	0.1%
	T-Gaia Corp.	141,800	3,618,757	0.1%
	Tachi-S Co., Ltd.	224,140	3,754,413	0.1%
#	Tachikawa Corp.	71,100	964,130	0.0%
	Taiho Kogyo Co., Ltd.	114,500	1,320,185	0.0%
#	Take And Give Needs Co., Ltd.	67,570	1,239,214	0.0%
	Takihyo Co., Ltd.	31,700	693,934	0.0%
#	Tama Home Co., Ltd.	114,100	1,057,290	0.0%
	Tamron Co., Ltd.	126,400	2,245,662	0.1%
	TBK Co., Ltd.	138,800	611,297	0.0%
	Tear Corp.	61,900	592,523	0.0%
#	Tenpos Holdings Co., Ltd.	31,400	609,340	0.0%
	Tigers Polymer Corp.	82,900	573,372	0.0%
	Toa Corp.	162,200	1,781,032	0.1%
#	Toabo Corp.	54,799	278,900	0.0%
	Toei Animation Co., Ltd.	87,800	3,060,041	0.1%
	Toei Co., Ltd.	46,900	4,800,307	0.1%
	Tohokushinsha Film Corp.	56,600	398,950	0.0%
	Tokai Rika Co., Ltd.	377,300	7,153,307	0.2%
	Token Corp.	52,950	4,665,640	0.1%
#*	Tokyo Base Co., Ltd.	143,500	1,095,348	0.0%
	Tokyo Dome Corp.	628,300	5,611,035	0.1%
	Tokyo Individualized Educational Institute, Inc.	121,000	1,067,252	0.0%
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	216,537	0.0%
#	Tokyotokeiba Co., Ltd.	107,300	4,631,761	0.1%
#	Tokyu Recreation Co., Ltd.	20,400	903,493	0.0%
	Tomy Co., Ltd.	611,893	5,071,823	0.1%
	Topre Corp.	242,200	6,087,192	0.2%
	Toridoll Holdings Corp.	155,900	3,680,151	0.1%
#	Torikizoku Co., Ltd.	54,600	1,277,484	0.0%
	Tosho Co., Ltd.	112,200	4,280,675	0.1%
	Tow Co., Ltd.	119,000	873,288	0.0%
#	Toyo Tire & Rubber Co., Ltd.	346,700	5,054,473	0.1%
	TPR Co., Ltd.	164,700	3,832,950	0.1%
	TS Tech Co., Ltd.	63,900	2,662,005	0.1%
	TSI Holdings Co., Ltd.	522,195	3,686,995	0.1%
#	Tsukada Global Holdings, Inc.	109,400	631,602	0.0%
	Tsukamoto Corp. Co., Ltd.	19,000	210,596	0.0%
	Tsutsumi Jewelry Co., Ltd.	57,100	946,890	0.0%
	TV Asahi Holdings Corp.	109,300	2,397,646	0.1%
	Tv Tokyo Holdings Corp.	104,500	3,190,430	0.1%
#*	U-Shin, Ltd.	138,900	887,432	0.0%
	Ukai Co., Ltd.	5,900	234,417	0.0%
	Umenohana Co., Ltd.	14,700	376,372	0.0%
	Unipres Corp.	274,000	5,361,181	0.1%
	United Arrows, Ltd.	163,600	6,096,005	0.2%
#*	Unitika, Ltd.	425,600	2,420,534	0.1%
	ValueCommerce Co., Ltd.	124,900	2,086,372	0.1%
#	Vector, Inc.	186,900	3,859,223	0.1%
*	Vega Corp. Co., Ltd.	1,700	28,270	0.0%

7

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#*	VIA Holdings, Inc.	129,600	$858,368	0.0%
#	Village Vanguard Co., Ltd.	40,600	373,440	0.0%
*	Visionary Holdings Co., Ltd.	637,300	988,313	0.0%
#	VT Holdings Co., Ltd.	577,100	3,033,432	0.1%
	Wacoal Holdings Corp.	364,700	10,622,013	0.3%
	Waseda Academy Co., Ltd.	8,200	178,613	0.0%
#	WATAMI Co., Ltd.	163,100	2,138,084	0.1%
	Watts Co., Ltd.	59,800	597,529	0.0%
	Weds Co., Ltd.	10,300	69,999	0.0%
	Workman Co., Ltd.	24,800	1,028,052	0.0%
	Wowow, Inc.	42,600	1,351,648	0.0%
	Xebio Holdings Co., Ltd.	202,000	3,212,454	0.1%
	Yachiyo Industry Co., Ltd.	51,600	556,310	0.0%
	Yagi & Co., Ltd.	16,000	321,374	0.0%
	Yamato International, Inc.	113,400	632,794	0.0%
#	Yasunaga Corp.	53,900	877,446	0.0%
	Yellow Hat, Ltd.	112,200	3,311,506	0.1%
	Yomiuri Land Co., Ltd.	26,300	1,098,746	0.0%
#	Yondoshi Holdings, Inc.	127,320	3,112,203	0.1%
	Yorozu Corp.	147,300	2,262,973	0.1%
#	Yoshinoya Holdings Co., Ltd.	165,000	3,289,043	0.1%
	Yossix Co., Ltd.	23,300	680,739	0.0%
#	Yume No Machi Souzou Iinkai Co., Ltd.	162,700	3,377,152	0.1%
	Yutaka Giken Co., Ltd.	8,500	200,534	0.0%
	Zenrin Co., Ltd.	250,850	6,059,502	0.2%
	Zojirushi Corp.	277,700	3,388,739	0.1%
Total Consumer Discretionary			839,975,746	19.8%

Consumer Staples — (8.1%)
#	Aeon Hokkaido Corp.	261,700	1,916,969	0.1%
	AFC-HD AMS Life Science Co., Ltd.	37,700	247,651	0.0%
	Ain Holdings, Inc.	46,700	3,441,967	0.1%
	Albis Co., Ltd.	39,900	1,153,084	0.0%
	Aohata Corp.	2,100	49,333	0.0%
	Arcs Co., Ltd.	281,500	7,680,825	0.2%
	Ariake Japan Co., Ltd.	25,900	2,229,389	0.1%
	Artnature, Inc.	138,200	853,456	0.0%
	Axial Retailing, Inc.	108,400	4,119,333	0.1%
	Belc Co., Ltd.	74,600	3,943,628	0.1%
#	Bourbon Corp.	44,900	1,155,250	0.0%
	Bull-Dog Sauce Co., Ltd.	1,500	29,384	0.0%
	C'BON COSMETICS Co., Ltd.	6,100	164,851	0.0%
	Cawachi, Ltd.	116,600	2,384,099	0.1%
	Chubu Shiryo Co., Ltd.	180,300	3,164,416	0.1%
	Chuo Gyorui Co., Ltd.	9,800	250,973	0.0%
	Ci:z Holdings Co., Ltd.	101,000	4,798,930	0.1%
	Cocokara fine, Inc.	127,760	7,855,251	0.2%
#	Como Co., Ltd.	2,000	44,513	0.0%
	Cota Co., Ltd.	69,465	939,387	0.0%
	Create SD Holdings Co., Ltd.	191,000	5,485,570	0.1%
	Daikokutenbussan Co., Ltd.	39,900	1,871,072	0.1%

8

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Delica Foods Holdings Co., Ltd.	29,000	$414,091	0.0%
	DyDo Group Holdings, Inc.	64,400	3,825,327	0.1%
#	Earth Corp.	94,400	4,803,482	0.1%
	Ebara Foods Industry, Inc.	20,200	425,483	0.0%
	Eco's Co., Ltd.	55,300	841,310	0.0%
	Ensuiko Sugar Refining Co., Ltd.	86,200	204,458	0.0%
	Feed One Co., Ltd.	899,040	1,870,740	0.1%
*	First Baking Co., Ltd.	15,600	163,493	0.0%
	Fuji Oil Holdings, Inc.	169,000	6,075,184	0.2%
	Fujicco Co., Ltd.	153,100	3,919,831	0.1%
	Fujiya Co., Ltd.	39,700	907,765	0.0%
	G-7 Holdings, Inc.	40,800	1,058,620	0.0%
#	Genky DrugStores Co., Ltd.	46,800	1,910,067	0.1%
#	HABA Laboratories, Inc.	17,300	1,823,657	0.1%
	Hagoromo Foods Corp.	39,000	474,190	0.0%
	Halows Co., Ltd.	55,400	1,359,137	0.0%
	Havix Corp.	4,000	28,205	0.0%
	Hayashikane Sangyo Co., Ltd.	29,400	201,227	0.0%
	Heiwado Co., Ltd.	201,900	5,028,544	0.1%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	18,000	652,777	0.0%
	Hokuryo Co., Ltd.	14,900	115,996	0.0%
	Hokuto Corp.	177,500	3,169,554	0.1%
#	Ichimasa Kamaboko Co., Ltd.	31,800	385,101	0.0%
	Imuraya Group Co., Ltd.	51,400	1,649,925	0.0%
	Inageya Co., Ltd.	175,800	2,882,852	0.1%
	Itochu-Shokuhin Co., Ltd.	32,100	1,766,091	0.0%
	Ivy Cosmetics Corp.	1,800	34,158	0.0%
	Iwatsuka Confectionery Co., Ltd.	4,000	184,185	0.0%
	J-Oil Mills, Inc.	76,300	2,739,627	0.1%
#	Japan Meat Co., Ltd.	60,400	1,337,381	0.0%
	Kadoya Sesame Mills, Inc.	14,100	770,863	0.0%
	Kakiyasu Honten Co., Ltd.	62,700	1,585,179	0.0%
	Kameda Seika Co., Ltd.	88,100	4,708,699	0.1%
	Kaneko Seeds Co., Ltd.	38,600	588,369	0.0%
	Kanemi Co., Ltd.	4,800	131,543	0.0%
	Kansai Super Market, Ltd.	70,800	780,514	0.0%
	Kato Sangyo Co., Ltd.	162,900	5,578,362	0.1%
#	Kenko Mayonnaise Co., Ltd.	90,300	3,319,264	0.1%
	Key Coffee, Inc.	131,100	2,608,090	0.1%
#	Kirindo Holdings Co., Ltd.	44,400	1,117,979	0.0%
#	Kitanotatsujin Corp.	457,100	3,272,349	0.1%
#	Kobe Bussan Co., Ltd.	98,300	4,842,164	0.1%
#	Kotobuki Spirits Co., Ltd.	133,900	7,000,768	0.2%
	Kusuri no Aoki Holdings Co., Ltd.	89,600	5,961,855	0.1%
	Kyokuyo Co., Ltd.	66,099	2,143,831	0.1%
	Lacto Japan Co., Ltd.	21,200	1,136,908	0.0%
	Life Corp.	157,800	3,920,020	0.1%
	Mandom Corp.	175,300	5,452,024	0.1%
	Marudai Food Co., Ltd.	765,000	3,478,105	0.1%
	Maruha Nichiro Corp.	307,107	12,367,898	0.3%
#	Maxvalu Nishinihon Co., Ltd.	21,500	350,233	0.0%
#	Maxvalu Tokai Co., Ltd.	49,300	1,090,845	0.0%

9

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Medical System Network Co., Ltd.	150,000	$642,179	0.0%
	Megmilk Snow Brand Co., Ltd.	358,200	9,569,160	0.2%
	Meito Sangyo Co., Ltd.	61,300	977,151	0.0%
	Milbon Co., Ltd.	164,752	7,377,791	0.2%
	Ministop Co., Ltd.	120,100	2,422,236	0.1%
	Mitsubishi Shokuhin Co., Ltd.	103,100	2,748,408	0.1%
	Mitsui Sugar Co., Ltd.	112,170	3,476,603	0.1%
	Miyoshi Oil & Fat Co., Ltd.	46,800	568,388	0.0%
	Morinaga Milk Industry Co., Ltd.	262,300	9,802,478	0.2%
	Morozoff, Ltd.	20,100	1,232,554	0.0%
	Nagatanien Holdings Co., Ltd.	158,000	2,143,356	0.1%
#	Nakamuraya Co., Ltd.	27,600	1,197,920	0.0%
	Natori Co., Ltd.	61,500	1,055,890	0.0%
	Nichimo Co., Ltd.	17,000	258,840	0.0%
	Nihon Chouzai Co., Ltd.	49,360	1,308,230	0.0%
	Niitaka Co., Ltd.	2,860	44,913	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	83,000	1,799,085	0.0%
	Nippon Flour Mills Co., Ltd.	352,300	6,124,737	0.2%
	Nippon Suisan Kaisha, Ltd.	2,033,400	10,019,704	0.2%
	Nisshin Oillio Group, Ltd. (The)	185,000	5,553,637	0.1%
	Nissin Sugar Co., Ltd.	112,100	2,135,745	0.1%
	Nitto Fuji Flour Milling Co., Ltd.	6,800	307,160	0.0%
	Noevir Holdings Co., Ltd.	41,900	3,018,321	0.1%
	Oenon Holdings, Inc.	444,900	1,761,109	0.0%
	OIE Sangyo Co., Ltd.	20,900	271,554	0.0%
	Okuwa Co., Ltd.	170,000	1,781,562	0.0%
#	Olympic Group Corp.	67,800	505,436	0.0%
#	OUG Holdings, Inc.	16,900	421,256	0.0%
	Pickles Corp.	20,300	406,335	0.0%
#	Plant Co., Ltd.	24,200	286,580	0.0%
	Prima Meat Packers, Ltd.	1,001,000	5,786,059	0.1%
	Qol Co., Ltd.	153,900	2,873,928	0.1%
#	Retail Partners Co., Ltd.	108,200	1,634,591	0.0%
	Riken Vitamin Co., Ltd.	72,500	2,878,938	0.1%
	Rock Field Co., Ltd.	153,200	2,634,154	0.1%
#	Rokko Butter Co., Ltd.	96,900	2,048,127	0.1%
	S Foods, Inc.	113,562	4,463,246	0.1%
	S&B Foods, Inc.	17,999	1,743,799	0.0%
#	Sagami Rubber Industries Co., Ltd.	59,000	1,266,282	0.0%
	San-A Co., Ltd.	127,200	6,282,587	0.2%
	Sapporo Holdings, Ltd.	449,700	11,277,362	0.3%
	Satudora Holdings Co., Ltd.	1,300	24,802	0.0%
	Shinobu Foods Products Co., Ltd.	1,600	11,374	0.0%
#	Shoei Foods Corp.	83,800	2,941,881	0.1%
	Showa Sangyo Co., Ltd.	149,400	3,902,689	0.1%
	Sogo Medical Co., Ltd.	132,000	2,756,403	0.1%
	Starzen Co., Ltd.	54,500	2,871,665	0.1%
	Takara Holdings, Inc.	592,800	7,837,682	0.2%
	Tobu Store Co., Ltd.	19,000	527,291	0.0%
	Toho Co., Ltd.	53,800	1,289,933	0.0%
	Tohto Suisan Co., Ltd.	18,099	308,041	0.0%
	Torigoe Co., Ltd. (The)	102,200	914,011	0.0%

10

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Toyo Sugar Refining Co., Ltd.	15,700	$175,235	0.0%
#	Transaction Co., Ltd.	99,800	919,677	0.0%
	United Super Markets Holdings, Inc.	375,300	4,853,831	0.1%
	Uoriki Co., Ltd.	33,600	456,306	0.0%
	Valor Holdings Co., Ltd.	262,200	5,972,945	0.1%
	Warabeya Nichiyo Holdings Co., Ltd.	102,260	2,345,839	0.1%
	Watahan & Co., Ltd.	46,600	1,392,647	0.0%
#	YA-MAN, Ltd.	212,300	3,550,027	0.1%
	Yaizu Suisankagaku Industry Co., Ltd.	51,000	570,734	0.0%
	Yakuodo Co., Ltd.	78,600	2,829,469	0.1%
	Yamatane Corp.	70,100	1,453,650	0.0%
	Yamaya Corp.	28,200	843,496	0.0%
	Yamazawa Co., Ltd.	6,600	111,158	0.0%
	Yaoko Co., Ltd.	120,700	6,651,734	0.2%
	Yokohama Reito Co., Ltd.	274,200	2,499,171	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	1,112,261	0.0%
	Yuasa Funashoku Co., Ltd.	13,000	411,512	0.0%
	Yutaka Foods Corp.	6,000	109,685	0.0%
Total Consumer Staples			357,990,191	8.4%

Energy — (0.8%)
#	BP Castrol K.K.	53,100	775,553	0.0%
	Cosmo Energy Holdings Co., Ltd.	23,100	808,936	0.0%
	Fuji Kosan Co., Ltd.	33,100	190,606	0.0%
	Fuji Oil Co., Ltd.	365,900	1,370,746	0.0%
	Itochu Enex Co., Ltd.	334,400	3,259,797	0.1%
	Japan Oil Transportation Co., Ltd.	14,500	423,052	0.0%
	Japan Petroleum Exploration Co., Ltd.	248,400	6,475,996	0.2%
	Mitsuuroko Group Holdings Co., Ltd.	193,100	1,543,643	0.0%
#	Modec, Inc.	141,000	3,902,027	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,128,800	1,199,498	0.0%
#	Sala Corp.	329,700	2,072,075	0.1%
	San-Ai Oil Co., Ltd.	379,900	4,678,201	0.1%
	Shinko Plantech Co., Ltd.	278,800	2,810,376	0.1%
	Sinanen Holdings Co., Ltd.	54,200	1,366,944	0.0%
	Toa Oil Co., Ltd.	473,000	964,147	0.0%
	Toyo Kanetsu K.K.	58,000	2,112,137	0.1%
Total Energy			33,953,734	0.8%

Financials — (8.2%)
	77 Bank, Ltd. (The)	496,152	10,775,518	0.3%
	Accretive Co., Ltd.	36,000	90,846	0.0%
	Advance Create Co., Ltd.	42,500	856,633	0.0%
	Aichi Bank, Ltd. (The)	63,200	2,737,097	0.1%
*	Aiful Corp.	419,300	1,305,076	0.0%
	Aizawa Securities Co., Ltd.	226,800	1,595,087	0.0%
#	Akatsuki Corp.	109,000	451,674	0.0%
	Akita Bank, Ltd. (The)	117,340	3,262,591	0.1%
	Anicom Holdings, Inc.	124,800	4,692,642	0.1%
#	Aomori Bank, Ltd. (The)	137,800	4,157,195	0.1%
	Asax Co., Ltd.	9,300	53,105	0.0%

11

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Awa Bank, Ltd. (The)	1,318,000	$8,111,050	0.2%
	Bank of Iwate, Ltd. (The)	112,900	4,340,860	0.1%
	Bank of Kochi, Ltd. (The)	45,700	490,247	0.0%
#	Bank of Nagoya, Ltd. (The)	98,330	3,412,410	0.1%
	Bank of Okinawa, Ltd. (The)	152,460	5,581,003	0.1%
	Bank of Saga, Ltd. (The)	107,900	2,415,439	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,346,753	0.1%
#	Bank of Toyama, Ltd. (The)	12,100	458,909	0.0%
	Chiba Kogyo Bank, Ltd. (The)	359,500	1,564,445	0.0%
	Chugoku Bank, Ltd. (The)	417,000	4,207,966	0.1%
#	Chukyo Bank, Ltd. (The)	77,300	1,623,812	0.0%
	Daishi Bank, Ltd. (The)	215,000	8,540,202	0.2%
	Daito Bank, Ltd. (The)	87,300	975,524	0.0%
	DSB Co., Ltd.	61,300	327,309	0.0%
	eGuarantee, Inc.	97,400	1,770,177	0.0%
	Ehime Bank, Ltd. (The)	220,200	2,557,585	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	2,729,194	0.1%
	Entrust, Inc.	28,900	206,235	0.0%
	FIDEA Holdings Co., Ltd.	1,311,000	2,033,342	0.1%
	Financial Products Group Co., Ltd.	470,000	6,046,775	0.2%
	First Bank of Toyama, Ltd. (The)	243,300	1,048,247	0.0%
#	First Brothers Co., Ltd.	36,600	462,832	0.0%
	Fukui Bank, Ltd. (The)	157,700	3,445,249	0.1%
*	Fukushima Bank, Ltd. (The)	190,600	1,200,994	0.0%
	Fuyo General Lease Co., Ltd.	125,900	8,650,660	0.2%
#	GMO Financial Holdings, Inc.	159,200	1,224,061	0.0%
	Hirose Tusyo, Inc.	17,300	488,135	0.0%
	Hiroshima Bank, Ltd. (The)	402,400	2,668,841	0.1%
	Hokkoku Bank, Ltd. (The)	174,200	6,842,681	0.2%
	Hokuetsu Bank, Ltd. (The)	131,600	2,617,518	0.1%
	Hokuhoku Financial Group, Inc.	709,200	9,416,179	0.2%
	Hyakugo Bank, Ltd. (The)	1,626,009	6,380,576	0.2%
	Hyakujushi Bank, Ltd. (The)	1,613,000	5,292,381	0.1%
	IBJ Leasing Co., Ltd.	197,000	5,204,655	0.1%
	Ichiyoshi Securities Co., Ltd.	271,400	2,934,721	0.1%
	IwaiCosmo Holdings, Inc.	131,200	1,696,705	0.0%
#	J Trust Co., Ltd.	449,100	3,698,368	0.1%
	Jaccs Co., Ltd.	177,800	3,844,249	0.1%
	Jafco Co., Ltd.	228,300	9,254,501	0.2%
*	Japan Asia Investment Co., Ltd.	127,300	388,405	0.0%
#	Japan Investment Adviser Co., Ltd.	76,000	3,712,353	0.1%
	Japan Securities Finance Co., Ltd.	779,900	4,265,083	0.1%
	Jimoto Holdings, Inc.	1,032,000	1,565,683	0.0%
	Juroku Bank, Ltd. (The)	237,000	6,243,707	0.2%
#	kabu.com Securities Co., Ltd.	979,000	3,170,660	0.1%
*	Kansai Mirai Financial Group, Inc.	452,053	3,423,709	0.1%
	Keiyo Bank, Ltd. (The)	1,577,000	6,761,884	0.2%
	Kita-Nippon Bank, Ltd. (The)	50,906	1,226,230	0.0%
	Kiyo Bank, Ltd. (The)	417,290	6,864,681	0.2%
#	Kosei Securities Co., Ltd. (The)	34,599	398,913	0.0%
	Kyokuto Securities Co., Ltd.	163,900	2,144,910	0.1%
	Kyushu Financial Group, Inc.	423,127	2,036,281	0.1%

12

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Kyushu Leasing Service Co., Ltd.	10,000	$69,467	0.0%
*	M&A Capital Partners Co., Ltd.	50,900	4,530,113	0.1%
#	Marusan Securities Co., Ltd.	330,200	3,030,029	0.1%
	Matsui Securities Co., Ltd.	293,600	2,802,522	0.1%
#	Mercuria Investment Co., Ltd.	49,400	474,514	0.0%
#	Michinoku Bank, Ltd. (The)	111,498	1,828,677	0.1%
	Mito Securities Co., Ltd.	424,800	1,532,318	0.0%
	Miyazaki Bank, Ltd. (The)	101,200	3,082,483	0.1%
#	Monex Group, Inc.	1,286,400	7,416,349	0.2%
#	Money Partners Group Co., Ltd.	162,900	569,303	0.0%
	Musashino Bank, Ltd. (The)	198,000	5,870,523	0.1%
	Nagano Bank, Ltd. (The)	54,399	907,468	0.0%
	Nanto Bank, Ltd. (The)	203,300	5,176,848	0.1%
	NEC Capital Solutions, Ltd.	63,800	1,110,207	0.0%
#	Newton Financial Consulting, Inc.	3,100	61,469	0.0%
	Nishi-Nippon Financial Holdings, Inc.	784,700	9,148,937	0.2%
	North Pacific Bank, Ltd.	2,096,400	6,997,231	0.2%
#	OAK Capital Corp.	352,700	643,850	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	7,373,759	0.2%
	Oita Bank, Ltd. (The)	101,489	3,445,126	0.1%
	Okasan Securities Group, Inc.	1,139,000	5,596,792	0.1%
	Ricoh Leasing Co., Ltd.	102,300	3,363,442	0.1%
*	San ju San Financial Group, Inc.	126,510	2,283,813	0.1%
	San-In Godo Bank, Ltd. (The)	984,500	8,788,660	0.2%
	Sawada Holdings Co., Ltd.	146,200	1,362,372	0.0%
	Senshu Ikeda Holdings, Inc.	1,660,500	5,599,626	0.1%
#	Shiga Bank, Ltd. (The)	1,701,000	8,701,354	0.2%
	Shikoku Bank, Ltd. (The)	261,100	3,215,937	0.1%
	Shimane Bank, Ltd. (The)	26,100	296,824	0.0%
#	Shimizu Bank, Ltd. (The)	54,600	1,043,034	0.0%
#	Sparx Group Co., Ltd.	658,500	1,490,428	0.0%
#	Strike Co., Ltd.	43,700	1,691,864	0.0%
	Taiko Bank, Ltd. (The)	35,400	694,552	0.0%
	Tochigi Bank, Ltd. (The)	672,700	2,327,866	0.1%
	Toho Bank, Ltd. (The)	1,315,000	4,753,613	0.1%
	Tohoku Bank, Ltd. (The)	63,200	786,967	0.0%
	Tokai Tokyo Financial Holdings, Inc.	1,465,900	9,340,874	0.2%
#	Tokyo TY Financial Group, Inc.	204,338	4,896,775	0.1%
	Tomato Bank, Ltd.	54,700	752,397	0.0%
	TOMONY Holdings, Inc.	1,009,850	4,323,044	0.1%
	Tottori Bank, Ltd. (The)	63,300	970,887	0.0%
	Towa Bank, Ltd. (The)	250,400	2,566,898	0.1%
	Toyo Securities Co., Ltd.	473,000	1,114,430	0.0%
	Tsukuba Bank, Ltd.	534,200	1,246,059	0.0%
*	Uzabase, Inc.	58,800	1,733,283	0.0%
	Yamagata Bank, Ltd. (The)	204,300	4,338,395	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	1,161,000	4,413,938	0.1%
Total Financials			363,056,070	8.6%

Health Care — (5.0%)
#	Advantage Risk Management Co., Ltd.	44,200	506,427	0.0%

13

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	As One Corp.	84,568	$5,864,640	0.1%
	ASKA Pharmaceutical Co., Ltd.	164,300	2,134,384	0.1%
	Biofermin Pharmaceutical Co., Ltd.	23,700	617,957	0.0%
	BML, Inc.	166,200	4,278,022	0.1%
	Carenet, Inc.	14,700	142,849	0.0%
	Charm Care Corp. K.K.	10,000	93,378	0.0%
	CMIC Holdings Co., Ltd.	82,900	1,715,968	0.0%
	Create Medic Co., Ltd.	43,200	542,671	0.0%
	Daiken Medical Co., Ltd.	120,900	833,709	0.0%
	Daito Pharmaceutical Co., Ltd.	82,280	2,552,261	0.1%
	Dvx, Inc.	45,800	576,776	0.0%
	Eiken Chemical Co., Ltd.	220,900	4,692,709	0.1%
#	Elan Corp.	45,300	1,112,795	0.0%
#	EM Systems Co., Ltd.	124,800	1,268,320	0.0%
	EPS Holdings, Inc.	220,700	4,722,125	0.1%
	Falco Holdings Co., Ltd.	55,100	962,490	0.0%
#	FINDEX, Inc.	124,100	910,634	0.0%
	Fuji Pharma Co., Ltd.	104,600	1,794,722	0.1%
	Fukuda Denshi Co., Ltd.	40,400	2,651,280	0.1%
	Fuso Pharmaceutical Industries, Ltd.	44,800	1,177,340	0.0%
	Hogy Medical Co., Ltd.	156,400	6,997,643	0.2%
	I'rom Group Co., Ltd.	44,600	821,290	0.0%
#	Iwaki & Co., Ltd.	193,000	756,639	0.0%
*	Japan Animal Referral Medical Center Co., Ltd.	10,200	291,635	0.0%
	Japan Lifeline Co., Ltd.	81,800	2,005,421	0.1%
	Japan Medical Dynamic Marketing, Inc.	115,600	1,223,862	0.0%
	JCR Pharmaceuticals Co., Ltd.	103,700	6,290,615	0.2%
	Jeol, Ltd.	258,000	2,651,923	0.1%
	JMS Co., Ltd.	111,657	677,751	0.0%
	Kanamic Network Co., Ltd.	32,700	444,834	0.0%
	Kawasumi Laboratories, Inc.	96,180	676,105	0.0%
	Kissei Pharmaceutical Co., Ltd.	182,800	4,952,404	0.1%
*	Kubota Pharmaceutical Holdings Co., Ltd.	2,600	8,181	0.0%
	KYORIN Holdings, Inc.	290,800	6,035,291	0.2%
#	Linical Co., Ltd.	75,300	1,689,411	0.0%
	Mani, Inc.	166,900	7,496,272	0.2%
#*	Medical Data Vision Co., Ltd.	154,300	2,196,852	0.1%
#	Medius Holdings Co., Ltd.	62,100	545,605	0.0%
	Menicon Co., Ltd.	172,800	4,625,234	0.1%
	Miraca Holdings, Inc.	393,200	11,695,842	0.3%
	Mizuho Medy Co., Ltd.	18,000	414,992	0.0%
	Mochida Pharmaceutical Co., Ltd.	91,899	6,689,294	0.2%
#	N Field Co., Ltd.	91,500	1,442,058	0.0%
#	Nagaileben Co., Ltd.	51,200	1,300,660	0.0%
	Nakanishi, Inc.	286,900	6,507,824	0.2%
	ND Software Co., Ltd.	9,600	97,411	0.0%
	Nichi-iko Pharmaceutical Co., Ltd.	326,450	4,811,417	0.1%
	NichiiGakkan Co., Ltd.	271,300	3,075,002	0.1%
	Nihon Kohden Corp.	161,400	4,491,340	0.1%
#	Nikkiso Co., Ltd.	472,400	4,783,048	0.1%
	Nippon Chemiphar Co., Ltd.	17,100	721,520	0.0%
#	Nipro Corp.	810,000	9,345,696	0.2%

14

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Nissui Pharmaceutical Co., Ltd.	80,300	$1,025,886	0.0%
	Ohki Healthcare Holdings Co., Ltd.	1,200	22,432	0.0%
	Paramount Bed Holdings Co., Ltd.	130,100	5,575,534	0.1%
	Rion Co., Ltd.	61,500	1,301,290	0.0%
#	Sawai Pharmaceutical Co., Ltd.	256,700	11,673,944	0.3%
#	Seed Co., Ltd.	106,200	2,195,252	0.1%
	Seikagaku Corp.	145,700	1,953,834	0.1%
#*	Shin Nippon Biomedical Laboratories, Ltd.	154,200	693,134	0.0%
	Ship Healthcare Holdings, Inc.	315,000	11,870,101	0.3%
	Shofu, Inc.	64,900	847,021	0.0%
	Software Service, Inc.	18,900	1,322,515	0.0%
	Solasto Corp.	344,400	3,839,358	0.1%
	St-Care Holding Corp.	82,800	544,116	0.0%
#	Techno Medica Co., Ltd.	28,800	516,192	0.0%
#	Toho Holdings Co., Ltd.	362,300	8,832,035	0.2%
	Tokai Corp.	149,300	3,213,776	0.1%
	Torii Pharmaceutical Co., Ltd.	102,700	2,494,054	0.1%
	Towa Pharmaceutical Co., Ltd.	62,400	3,338,219	0.1%
#	Tsukui Corp.	403,500	3,639,343	0.1%
	Uchiyama Holdings Co., Ltd.	26,400	127,522	0.0%
	UNIMAT Retirement Community Co., Ltd.	20,000	295,617	0.0%
#	Value HR Co., Ltd.	20,500	382,327	0.0%
	Vital KSK Holdings, Inc.	320,700	3,340,598	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	112,300	300,744	0.0%
	WIN-Partners Co., Ltd.	114,900	1,556,792	0.0%
	ZERIA Pharmaceutical Co., Ltd.	150,799	3,258,855	0.1%
Total Health Care			219,075,020	5.2%

Industrials — (27.5%)
	A&A Material Corp.	26,000	278,962	0.0%
	Abist Co., Ltd.	20,200	881,405	0.0%
	ACKG, Ltd.	1,900	29,691	0.0%
#	Advan Co., Ltd.	149,500	1,303,451	0.0%
#	Advanex, Inc.	22,099	371,620	0.0%
	Aeon Delight Co., Ltd.	152,700	5,189,051	0.1%
	Aica Kogyo Co., Ltd.	154,400	5,413,068	0.1%
	Aichi Corp.	246,500	1,442,353	0.0%
	Aida Engineering, Ltd.	378,900	3,675,258	0.1%
	Airtech Japan, Ltd.	22,000	166,118	0.0%
	AIT Corp.	66,800	708,803	0.0%
#	Ajis Co., Ltd.	30,300	1,022,476	0.0%
#	Alconix Corp.	156,900	2,252,472	0.1%
	Alinco, Inc.	90,500	872,820	0.0%
	Alps Logistics Co., Ltd.	115,100	925,389	0.0%
	Altech Co., Ltd.	10,900	30,025	0.0%
	Altech Corp.	111,900	2,437,732	0.1%
	Anest Iwata Corp.	229,900	2,474,957	0.1%
#*	Arrk Corp.	478,100	516,844	0.0%
	Asahi Diamond Industrial Co., Ltd.	388,300	2,737,380	0.1%
#	Asahi Kogyosha Co., Ltd.	30,100	953,237	0.0%
	Asanuma Corp.	500,000	1,784,463	0.1%

15

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Asukanet Co., Ltd.	72,200	$982,881	0.0%
	Asunaro Aoki Construction Co., Ltd.	138,400	1,169,877	0.0%
	Bando Chemical Industries, Ltd.	249,200	2,745,670	0.1%
	BayCurrent Consulting, Inc.	96,400	3,211,984	0.1%
	Bell System24 Holdings, Inc.	237,700	4,137,832	0.1%
	Benefit One, Inc.	178,500	5,032,463	0.1%
#	Br Holdings Corp.	174,800	757,478	0.0%
	Bunka Shutter Co., Ltd.	405,600	3,437,323	0.1%
#	Canare Electric Co., Ltd.	24,200	483,010	0.0%
#	Career Co., Ltd.	16,400	318,577	0.0%
	Career Design Center Co., Ltd.	35,500	646,001	0.0%
	Central Glass Co., Ltd.	242,800	5,091,569	0.1%
	Central Security Patrols Co., Ltd.	4,600	214,564	0.0%
	Chilled & Frozen Logistics Holdings Co., Ltd.	84,100	1,008,787	0.0%
#	Chiyoda Corp.	705,400	6,116,316	0.2%
	Chiyoda Integre Co., Ltd.	83,500	1,826,973	0.1%
	Chodai Co., Ltd.	3,900	30,644	0.0%
#	Chudenko Corp.	207,700	5,179,655	0.1%
	Chugai Ro Co., Ltd.	45,100	1,140,230	0.0%
	Chuo Warehouse Co., Ltd.	6,500	72,910	0.0%
	CKD Corp.	362,900	5,951,163	0.1%
	CMC Corp.	11,400	280,561	0.0%
	Comany, Inc.	4,700	69,872	0.0%
	Cosel Co., Ltd.	143,000	1,805,411	0.1%
#	Creek & River Co., Ltd.	74,100	696,484	0.0%
	CTI Engineering Co., Ltd.	83,400	1,117,432	0.0%
#	CTS Co., Ltd.	176,000	1,943,297	0.1%
	Dai-Dan Co., Ltd.	111,400	2,303,411	0.1%
	Dai-Ichi Cutter Kogyo K.K.	16,200	381,536	0.0%
#	Daido Kogyo Co., Ltd.	53,000	713,273	0.0%
	Daihatsu Diesel Manufacturing Co., Ltd.	116,200	856,517	0.0%
	Daihen Corp.	684,000	4,111,541	0.1%
	Daiho Corp.	643,000	3,820,930	0.1%
	Daiichi Jitsugyo Co., Ltd.	62,800	1,840,019	0.1%
	Daiichi Kensetsu Corp.	22,000	350,716	0.0%
#	Daiki Axis Co., Ltd.	44,300	503,803	0.0%
*	Daikokuya Holdings Co., Ltd.	138,700	71,296	0.0%
	Daiohs Corp.	9,100	111,009	0.0%
	Daiseki Co., Ltd.	248,963	7,299,248	0.2%
#	Daiseki Eco. Solution Co., Ltd.	45,059	445,502	0.0%
	Daisue Construction Co., Ltd.	53,200	677,066	0.0%
	Daiwa Industries, Ltd.	223,700	2,594,493	0.1%
	Denyo Co., Ltd.	118,700	1,838,132	0.1%
	DMG Mori Co., Ltd.	301,000	4,161,309	0.1%
	DMW Corp.	4,800	105,516	0.0%
	Duskin Co., Ltd.	284,900	7,100,847	0.2%
	Ebara Jitsugyo Co., Ltd.	42,700	895,832	0.0%
#	EF-ON, Inc.	106,920	1,295,131	0.0%
	Eidai Co., Ltd.	152,000	736,332	0.0%
	en-japan, Inc.	86,300	4,342,834	0.1%
#*	EnBio Holdings, Inc.	20,900	230,893	0.0%
	Endo Lighting Corp.	71,400	566,899	0.0%

16

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	Enshu, Ltd.	301,000	$376,526	0.0%
#	EPCO Co., Ltd.	29,500	390,989	0.0%
	ERI Holdings Co., Ltd.	1,500	14,649	0.0%
°#	Escrow Agent Japan Co., Ltd.	157,800	627,607	0.0%
#	F&M Co., Ltd.	40,500	372,398	0.0%
#*	FDK Corp.	644,000	1,111,588	0.0%
#	Freund Corp.	77,800	677,531	0.0%
	Fudo Tetra Corp.	1,245,300	2,324,199	0.1%
#	Fuji Corp.	451,500	8,082,284	0.2%
	Fuji Die Co., Ltd.	59,400	456,291	0.0%
	Fuji Furukawa Engineering & Construction Co., Ltd.	6,000	22,726	0.0%
	Fujikura, Ltd.	1,142,900	7,260,033	0.2%
	Fujimak Corp.	6,300	124,355	0.0%
#	Fujisash Co., Ltd.	620,800	660,756	0.0%
	Fujitec Co., Ltd.	441,400	5,432,161	0.1%
	Fukuda Corp.	77,200	4,647,953	0.1%
	Fukushima Industries Corp.	85,200	3,902,193	0.1%
	Fukuvi Chemical Industry Co., Ltd.	10,600	66,672	0.0%
	Fukuyama Transporting Co., Ltd.	167,657	8,558,378	0.2%
	FULLCAST Holdings Co., Ltd.	139,700	3,558,495	0.1%
#	Funai Soken Holdings, Inc.	251,190	5,587,924	0.1%
	Furukawa Co., Ltd.	228,600	3,382,391	0.1%
	Furusato Industries, Ltd.	65,100	1,068,319	0.0%
	Futaba Corp.	242,100	4,234,303	0.1%
	Gecoss Corp.	96,400	926,401	0.0%
#	Giken, Ltd.	103,300	2,398,552	0.1%
	Glory, Ltd.	204,655	5,718,235	0.1%
	GS Yuasa Corp.	2,512,000	11,437,446	0.3%
	Hamakyorex Co., Ltd.	122,600	3,591,689	0.1%
	Hanwa Co., Ltd.	244,200	9,296,403	0.2%
	Hashimoto Sogyo Holdings Co., Ltd.	2,700	42,944	0.0%
	Hazama Ando Corp.	1,196,000	10,870,943	0.3%
#	Helios Techno Holdings Co., Ltd.	72,800	456,323	0.0%
	Hibiya Engineering, Ltd.	144,700	2,877,322	0.1%
	Hirakawa Hewtech Corp.	85,600	1,108,001	0.0%
#	Hirano Tecseed Co., Ltd.	75,900	1,814,521	0.1%
#	Hirata Corp.	59,400	4,250,752	0.1%
	Hisaka Works, Ltd.	157,600	1,490,376	0.0%
	Hitachi Zosen Corp.	1,236,079	5,816,599	0.1%
#	Hito Communications, Inc.	52,400	941,197	0.0%
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	31,900	472,441	0.0%
	Hokuetsu Industries Co., Ltd.	148,700	1,444,115	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	73,600	773,755	0.0%
	Hosokawa Micron Corp.	51,800	3,211,338	0.1%
#	Howa Machinery, Ltd.	83,400	709,962	0.0%
	HyAS&Co, Inc.	30,100	132,660	0.0%
	Ichikawa Co., Ltd.	5,000	16,003	0.0%
#	Ichiken Co., Ltd.	33,900	779,031	0.0%
	Ichinen Holdings Co., Ltd.	138,600	1,721,436	0.1%
#	Idec Corp.	209,900	4,904,546	0.1%
	Ihara Science Corp.	47,400	986,746	0.0%
	Iino Kaiun Kaisha, Ltd.	664,400	3,011,690	0.1%
17

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Inaba Denki Sangyo Co., Ltd.	169,700	$6,924,640	0.2%
	Inaba Seisakusho Co., Ltd.	66,900	871,537	0.0%
	Inabata & Co., Ltd.	291,900	4,048,784	0.1%
	Insource Co., Ltd.	60,000	1,245,508	0.0%
	Interworks, Inc.	8,400	72,978	0.0%
	Inui Global Logistics Co., Ltd.	147,680	1,510,296	0.0%
	IR Japan Holdings, Ltd.	27,900	879,242	0.0%
	Iseki & Co., Ltd.	130,800	2,330,830	0.1%
#	Ishii Iron Works Co., Ltd.	11,000	196,412	0.0%
#	Isolite Insulating Products Co., Ltd.	70,000	417,721	0.0%
	Itoki Corp.	263,800	1,534,234	0.0%
#	Iwaki Co., Ltd.	56,400	697,979	0.0%
	Iwasaki Electric Co., Ltd.	37,200	538,212	0.0%
#	Iwatani Corp.	251,100	8,735,102	0.2%
#	JAC Recruitment Co., Ltd.	105,300	2,267,704	0.1%
	Jalux, Inc.	45,800	1,231,713	0.0%
#	Jamco Corp.	70,900	1,611,857	0.0%
#	Japan Asia Group, Ltd.	138,100	583,582	0.0%
	Japan Foundation Engineering Co., Ltd.	165,900	564,072	0.0%
	Japan Pulp & Paper Co., Ltd.	74,700	3,394,969	0.1%
	Japan Steel Works, Ltd. (The)	294,300	7,408,607	0.2%
	Japan Transcity Corp.	247,100	1,202,897	0.0%
	JK Holdings Co., Ltd.	104,640	804,688	0.0%
	Juki Corp.	215,700	2,167,752	0.1%
	Kamei Corp.	148,700	2,049,593	0.1%
	Kanaden Corp.	126,200	1,568,272	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	42,000	1,412,373	0.0%
	Kanamoto Co., Ltd.	205,100	6,475,821	0.2%
	Kandenko Co., Ltd.	652,100	7,145,234	0.2%
	Kanematsu Corp.	542,325	7,821,976	0.2%
	Katakura Industries Co., Ltd.	169,500	1,987,884	0.1%
#	Kato Works Co., Ltd.	62,800	1,573,358	0.0%
	KAWADA TECHNOLOGIES, Inc.	48,400	3,125,104	0.1%
	Kawagishi Bridge Works Co., Ltd.	11,200	409,392	0.0%
	Kawanishi Warehouse Co., Ltd.	1,700	27,942	0.0%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	322,715	0.0%
#*	Kawasaki Kisen Kaisha, Ltd.	535,700	9,889,545	0.2%
#	Kawata Manufacturing Co., Ltd.	13,100	198,834	0.0%
#	Keihin Co., Ltd.	24,900	359,557	0.0%
	KFC, Ltd.	5,600	123,626	0.0%
#*	KI Holdings Co., Ltd.	109,000	417,122	0.0%
	Kimura Chemical Plants Co., Ltd.	115,200	428,154	0.0%
	Kimura Unity Co., Ltd.	8,800	89,577	0.0%
	King Jim Co., Ltd.	97,300	961,567	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	25,699	557,968	0.0%
	Kintetsu World Express, Inc.	257,900	5,315,404	0.1%
	Kitagawa Iron Works Co., Ltd.	58,500	1,378,346	0.0%
	Kitano Construction Corp.	305,000	1,265,904	0.0%
	Kito Corp.	148,600	2,850,772	0.1%
	Kitz Corp.	623,900	5,108,065	0.1%
#	Kobayashi Metals, Ltd.	7,900	23,438	0.0%
#*	Kobe Electric Railway Co., Ltd.	26,299	948,542	0.0%

18

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Kobelco Eco-Solutions Co., Ltd.	21,399	$363,989	0.0%
	Koike Sanso Kogyo Co., Ltd.	14,500	372,775	0.0%
#	Kokusai Co., Ltd.	51,600	433,533	0.0%
	Kokuyo Co., Ltd.	558,125	9,900,041	0.2%
	KOMAIHALTEC, Inc.	25,700	523,396	0.0%
	Komatsu Wall Industry Co., Ltd.	50,100	924,207	0.0%
	Komori Corp.	388,800	4,517,914	0.1%
	Kondotec, Inc.	132,700	1,223,279	0.0%
	Konoike Transport Co., Ltd.	180,100	2,715,133	0.1%
#	Kosaido Co., Ltd.	231,200	1,058,032	0.0%
	KRS Corp.	42,100	1,050,664	0.0%
	Kumagai Gumi Co., Ltd.	249,100	8,732,570	0.2%
	Kuroda Precision Industries, Ltd.	2,500	43,096	0.0%
	Kyodo Printing Co., Ltd.	52,100	1,348,271	0.0%
	Kyokuto Boeki Kaisha, Ltd.	230,000	895,624	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	220,600	3,365,834	0.1%
	Kyoritsu Printing Co., Ltd.	195,100	656,500	0.0%
#	Like Co., Ltd.	67,400	1,051,816	0.0%
#	Link And Motivation, Inc.	242,000	2,908,724	0.1%
	Lonseal Corp.	13,900	256,703	0.0%
#	Luckland Co., Ltd.	24,100	593,397	0.0%
	Maeda Corp.	965,300	11,063,631	0.3%
	Maeda Kosen Co., Ltd.	146,300	2,509,439	0.1%
	Maeda Road Construction Co., Ltd.	435,300	8,263,292	0.2%
	Maezawa Industries, Inc.	25,300	102,780	0.0%
#	Maezawa Kasei Industries Co., Ltd.	80,600	903,162	0.0%
	Maezawa Kyuso Industries Co., Ltd.	67,200	1,181,287	0.0%
	Makino Milling Machine Co., Ltd.	757,000	5,872,340	0.1%
	Marubeni Construction Material Lease Co., Ltd.	46,000	100,794	0.0%
	Marufuji Sheet Piling Co., Ltd.	11,800	279,889	0.0%
	Maruka Machinery Co., Ltd.	42,900	741,667	0.0%
#	Marumae Co., Ltd.	41,700	548,112	0.0%
#	Maruwa Unyu Kikan Co., Ltd.	79,900	2,920,609	0.1%
	Maruyama Manufacturing Co., Inc.	27,900	457,111	0.0%
	Maruzen Co., Ltd.	64,000	1,454,611	0.0%
	Maruzen Showa Unyu Co., Ltd.	363,000	1,657,663	0.0%
	Matching Service Japan Co., Ltd.	12,400	862,149	0.0%
	Matsuda Sangyo Co., Ltd.	102,182	1,504,898	0.0%
	Matsui Construction Co., Ltd.	135,300	1,161,541	0.0%
	Max Co., Ltd.	206,800	2,614,828	0.1%
	Meidensha Corp.	1,357,050	4,888,371	0.1%
	Meiji Electric Industries Co., Ltd.	48,200	824,666	0.0%
	Meiji Shipping Co., Ltd.	111,000	393,122	0.0%
	Meisei Industrial Co., Ltd.	272,600	1,979,157	0.1%
	Meitec Corp.	184,300	8,833,751	0.2%
	Meiwa Corp.	173,800	750,635	0.0%
#	Mesco, Inc.	29,800	331,247	0.0%
	METAWATER Co., Ltd.	43,100	1,251,135	0.0%
#	Mie Kotsu Group Holdings, Inc.	342,000	1,667,817	0.0%
#	Mirait Holdings Corp.	396,585	6,133,027	0.2%
	Mitani Corp.	73,800	3,291,458	0.1%
#	Mitani Sangyo Co., Ltd.	77,800	241,993	0.0%

19

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Mitsubishi Kakoki Kaisha, Ltd.	37,900	$681,499	0.0%
	Mitsubishi Logisnext Co., Ltd.	214,200	2,445,332	0.1%
#	Mitsubishi Logistics Corp.	300,400	6,477,779	0.2%
	Mitsubishi Pencil Co., Ltd.	248,800	5,157,908	0.1%
	Mitsuboshi Belting, Ltd.	319,000	4,002,986	0.1%
#*	Mitsui E&S Holdings Co., Ltd.	529,100	6,926,672	0.2%
	Mitsui Matsushima Co., Ltd.	72,100	1,075,152	0.0%
*	Mitsui-Soko Holdings Co., Ltd.	807,000	2,508,511	0.1%
#	Mitsumura Printing Co., Ltd.	9,300	185,910	0.0%
	Miyaji Engineering Group, Inc.	40,018	753,284	0.0%
#	Mori-Gumi Co., Ltd.	69,500	257,869	0.0%
	Morita Holdings Corp.	201,300	4,059,027	0.1%
#	Musashi Co., Ltd.	5,000	106,736	0.0%
	NAC Co., Ltd.	77,300	662,994	0.0%
	Nachi-Fujikoshi Corp.	126,200	5,629,674	0.1%
#	Nadex Co., Ltd.	36,300	327,446	0.0%
	Nagase & Co., Ltd.	645,200	10,068,733	0.2%
	Naigai Trans Line, Ltd.	39,800	525,651	0.0%
	Nakabayashi Co., Ltd.	126,600	798,282	0.0%
	Nakakita Seisakusho Co., Ltd.	3,700	116,357	0.0%
	Nakamoto Packs Co., Ltd.	32,000	536,752	0.0%
#*	Nakamura Choukou Co., Ltd.	26,800	564,576	0.0%
	Nakanishi Manufacturing Co., Ltd.	5,700	62,407	0.0%
	Nakano Corp.	101,000	596,927	0.0%
#	Namura Shipbuilding Co., Ltd.	377,028	1,591,119	0.0%
	Narasaki Sangyo Co., Ltd.	127,000	478,529	0.0%
	NDS Co., Ltd.	33,600	1,815,582	0.1%
	Nichias Corp.	819,000	10,241,821	0.3%
#	Nichiban Co., Ltd.	78,100	2,126,069	0.1%
	Nichiden Corp.	92,000	1,771,361	0.1%
	Nichiha Corp.	196,280	7,409,808	0.2%
	Nichireki Co., Ltd.	176,200	1,906,598	0.1%
#	Nihon Dengi Co., Ltd.	29,700	745,035	0.0%
	Nihon Flush Co., Ltd.	68,400	1,596,876	0.0%
	Nikkato Corp.	54,700	671,674	0.0%
	Nikko Co., Ltd.	36,700	824,402	0.0%
	Nikkon Holdings Co., Ltd.	413,800	10,850,768	0.3%
	Nippi, Inc.	11,500	415,586	0.0%
	Nippo Corp.	114,600	2,085,761	0.1%
	Nippon Air Conditioning Services Co., Ltd.	188,100	1,415,436	0.0%
#	Nippon Aqua Co., Ltd.	108,500	333,687	0.0%
	Nippon Concept Corp.	33,900	422,635	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	234,000	5,145,370	0.1%
	Nippon Dry-Chemical Co., Ltd.	900	18,988	0.0%
#	Nippon Filcon Co., Ltd.	80,500	440,342	0.0%
	Nippon Hume Corp.	143,300	1,149,630	0.0%
	Nippon Jogesuido Sekkei Co., Ltd.	40,700	640,960	0.0%
	Nippon Kanzai Co., Ltd.	106,900	2,120,268	0.1%
#	Nippon Koei Co., Ltd.	87,900	2,176,687	0.1%
	Nippon Parking Development Co., Ltd.	1,497,700	2,566,439	0.1%
	Nippon Rietec Co., Ltd.	8,300	119,811	0.0%
	Nippon Road Co., Ltd. (The)	46,600	2,394,008	0.1%

20

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Nippon Seisen Co., Ltd.	21,800	$831,957	0.0%
#*	Nippon Sharyo, Ltd.	469,000	1,183,730	0.0%
#	Nippon Sheet Glass Co., Ltd.	632,100	6,062,974	0.2%
	Nippon Steel & Sumikin Bussan Corp.	105,360	5,222,344	0.1%
#	Nippon Thompson Co., Ltd.	443,700	3,473,183	0.1%
	Nippon Tungsten Co., Ltd.	6,699	138,863	0.0%
#	Nishi-Nippon Railroad Co., Ltd.	452,100	12,295,053	0.3%
	Nishimatsu Construction Co., Ltd.	364,900	10,457,660	0.3%
	Nishio Rent All Co., Ltd.	124,300	3,983,029	0.1%
#	Nissei ASB Machine Co., Ltd.	55,500	2,884,189	0.1%
	Nissei Corp.	38,900	463,247	0.0%
	Nissei Plastic Industrial Co., Ltd.	175,800	1,990,751	0.1%
	Nisshinbo Holdings, Inc.	980,380	10,508,331	0.3%
	Nissin Corp.	103,900	2,407,442	0.1%
	Nissin Electric Co., Ltd.	404,400	3,718,512	0.1%
	Nitta Corp.	137,100	5,373,046	0.1%
#	Nitto Boseki Co., Ltd.	203,100	4,853,307	0.1%
	Nitto Kogyo Corp.	190,100	3,798,409	0.1%
	Nitto Kohki Co., Ltd.	76,400	1,786,747	0.1%
#	Nitto Seiko Co., Ltd.	218,000	1,342,861	0.0%
	Nittoc Construction Co., Ltd.	180,600	1,101,203	0.0%
#	Nittoku Engineering Co., Ltd.	104,700	2,732,149	0.1%
#	nms Holdings Co.	69,000	376,013	0.0%
	Noda Corp.	145,800	1,512,854	0.0%
	Nomura Co., Ltd.	279,000	6,152,674	0.2%
	Noritake Co., Ltd.	75,800	4,194,509	0.1%
	Noritz Corp.	196,700	3,201,728	0.1%
	NS Tool Co., Ltd.	48,000	1,082,586	0.0%
	NS United Kaiun Kaisha, Ltd.	70,100	1,358,885	0.0%
	NTN Corp.	683,400	2,797,080	0.1%
	Obara Group, Inc.	83,200	4,737,522	0.1%
	Ochi Holdings Co., Ltd.	6,300	83,484	0.0%
#	Odawara Engineering Co., Ltd.	1,600	29,554	0.0%
	Odelic Co., Ltd.	24,700	986,322	0.0%
#	Ohba Co., Ltd.	88,400	492,399	0.0%
	Ohmoto Gumi Co., Ltd.	4,100	197,269	0.0%
	Oiles Corp.	150,950	2,868,764	0.1%
	Okabe Co., Ltd.	268,900	2,336,526	0.1%
#	Okada Aiyon Corp.	36,200	550,345	0.0%
#	Okamoto Machine Tool Works, Ltd.	25,399	811,011	0.0%
	Okamura Corp.	485,000	7,121,669	0.2%
#	OKK Corp.	54,200	557,237	0.0%
#	OKUMA Corp.	169,800	8,953,356	0.2%
	Okumura Corp.	215,380	7,010,679	0.2%
#	Onoken Co., Ltd.	120,100	2,024,036	0.1%
	Organo Corp.	49,000	1,397,204	0.0%
	Origin Electric Co., Ltd.	36,000	712,513	0.0%
	OSG Corp.	448,300	9,220,917	0.2%
	OSJB Holdings Corp.	955,400	2,409,483	0.1%
	Outsourcing, Inc.	548,200	10,140,910	0.2%
	Oyo Corp.	171,900	2,186,610	0.1%
#	Paraca, Inc.	34,500	818,152	0.0%

21

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Parker Corp.	34,000	$169,955	0.0%
#*	Pasco Corp.	137,000	378,243	0.0%
#	Pasona Group, Inc.	131,800	2,138,513	0.1%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	147,900	1,503,013	0.0%
	Penta-Ocean Construction Co., Ltd.	1,921,500	12,845,466	0.3%
#*	Phil Co., Inc.	19,200	931,879	0.0%
	Pilot Corp.	171,000	9,513,060	0.2%
	Prestige International, Inc.	343,800	4,603,975	0.1%
	Pronexus, Inc.	125,000	1,491,772	0.0%
	PS Mitsubishi Construction Co., Ltd.	216,100	1,218,333	0.0%
#	Punch Industry Co., Ltd.	121,000	1,115,881	0.0%
	Quick Co., Ltd.	71,300	1,115,607	0.0%
	Raito Kogyo Co., Ltd.	349,000	3,642,932	0.1%
	Rasa Corp.	56,800	492,658	0.0%
#*	Refinverse, Inc.	11,000	281,715	0.0%
	Relia, Inc.	207,800	2,963,018	0.1%
	Rheon Automatic Machinery Co., Ltd.	144,300	2,507,153	0.1%
	Rix Corp.	16,300	275,139	0.0%
	Ryobi, Ltd.	183,640	6,037,067	0.2%
#	S LINE Co., Ltd.	22,500	239,412	0.0%
#	S-Pool, Inc.	68,800	872,770	0.0%
	Sakai Heavy Industries, Ltd.	26,800	858,659	0.0%
#	Sakai Moving Service Co., Ltd.	75,400	3,739,705	0.1%
*	Sanix, Inc.	211,300	584,114	0.0%
	Sanki Engineering Co., Ltd.	320,300	3,129,299	0.1%
	Sanko Gosei, Ltd.	113,400	474,384	0.0%
#	Sanko Metal Industrial Co., Ltd.	14,300	445,514	0.0%
	Sankyo Tateyama, Inc.	192,000	2,394,826	0.1%
#	Sanoyas Holdings Corp.	159,500	311,903	0.0%
#	Sansei Technologies, Inc.	77,700	1,193,183	0.0%
#	Sansha Electric Manufacturing Co., Ltd.	70,600	686,989	0.0%
	Sanyo Denki Co., Ltd.	18,200	1,290,434	0.0%
	Sanyo Engineering & Construction, Inc.	78,500	605,725	0.0%
	Sanyo Industries, Ltd.	9,900	193,071	0.0%
	Sanyo Trading Co., Ltd.	81,700	1,565,253	0.0%
	Sata Construction Co., Ltd.	88,499	384,815	0.0%
	Sato Holdings Corp.	174,300	5,206,665	0.1%
	Sato Shoji Corp.	88,200	1,022,079	0.0%
	Sawafuji Electric Co., Ltd.	3,500	69,782	0.0%
	SBS Holdings, Inc.	141,700	1,553,672	0.0%
#	Secom Joshinetsu Co., Ltd.	32,000	1,021,177	0.0%
	Seibu Electric & Machinery Co., Ltd.	5,000	49,038	0.0%
	Seibu Electric Industry Co., Ltd.	24,400	816,588	0.0%
#	Seika Corp.	73,400	1,597,797	0.0%
*	Seikitokyu Kogyo Co., Ltd.	220,300	1,437,493	0.0%
	Sekisui Jushi Corp.	204,200	4,278,270	0.1%
	Senko Group Holdings Co., Ltd.	763,000	6,026,165	0.2%
#	Senshu Electric Co., Ltd.	53,700	1,524,699	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	62,300	970,709	0.0%
	Shibuya Corp.	110,500	3,380,316	0.1%
	Shima Seiki Manufacturing, Ltd.	37,400	1,782,421	0.1%
	Shin Nippon Air Technologies Co., Ltd.	96,380	1,452,041	0.0%

22

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Shin-Keisei Electric Railway Co., Ltd.	39,999	$790,471	0.0%
	Shinmaywa Industries, Ltd.	522,700	6,131,324	0.2%
	Shinnihon Corp.	189,000	2,178,046	0.1%
	Shinsho Corp.	35,500	934,046	0.0%
	Shinwa Co., Ltd.	62,200	1,345,013	0.0%
#*	Shoko Co., Ltd.	44,400	385,685	0.0%
	Showa Aircraft Industry Co., Ltd.	48,937	542,230	0.0%
#	SIGMAXYZ, Inc.	69,700	835,277	0.0%
#	Sinfonia Technology Co., Ltd.	836,000	2,963,221	0.1%
	Sinko Industries, Ltd.	136,700	2,440,020	0.1%
	Sintokogio, Ltd.	301,000	2,664,382	0.1%
	Soda Nikka Co., Ltd.	122,600	812,360	0.0%
#	Sodick Co., Ltd.	320,100	2,912,318	0.1%
#	Space Co., Ltd.	94,562	1,241,508	0.0%
#	Srg Takamiya Co., Ltd.	129,300	859,859	0.0%
	Star Micronics Co., Ltd.	214,600	3,318,051	0.1%
#	Subaru Enterprise Co., Ltd.	8,500	498,200	0.0%
	Sugimoto & Co., Ltd.	64,800	1,098,174	0.0%
#	Sumiseki Holdings, Inc.	379,600	505,823	0.0%
	Sumitomo Densetsu Co., Ltd.	120,900	2,162,365	0.1%
	Sumitomo Mitsui Construction Co., Ltd.	1,155,040	8,029,052	0.2%
	Sumitomo Precision Products Co., Ltd.	227,000	748,735	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	822,000	4,980,437	0.1%
	Suzumo Machinery Co., Ltd.	1,400	26,603	0.0%
	SWCC Showa Holdings Co., Ltd.	156,200	1,011,216	0.0%
#	Tacmina Corp.	14,200	202,385	0.0%
	Tadano, Ltd.	519,800	6,374,941	0.2%
	Taihei Dengyo Kaisha, Ltd.	114,100	2,885,409	0.1%
	Taiheiyo Kouhatsu, Inc.	44,200	389,027	0.0%
	Taikisha, Ltd.	165,400	5,013,085	0.1%
	Taisei Oncho Co., Ltd.	11,800	251,736	0.0%
	Takadakiko Co., Ltd.	7,500	209,849	0.0%
	Takagi Seiko Corp.	10,800	296,621	0.0%
	Takamatsu Construction Group Co., Ltd.	95,500	2,863,433	0.1%
	Takamatsu Machinery Co., Ltd.	29,300	321,992	0.0%
	Takano Co., Ltd.	57,200	527,890	0.0%
	Takaoka Toko Co., Ltd.	81,220	1,436,668	0.0%
#	Takara Printing Co., Ltd.	28,155	465,941	0.0%
	Takara Standard Co., Ltd.	259,900	4,327,299	0.1%
	Takasago Thermal Engineering Co., Ltd.	326,000	6,044,607	0.2%
	Takashima & Co., Ltd.	26,600	512,360	0.0%
	Takeei Corp.	161,700	1,749,262	0.1%
	Takeuchi Manufacturing Co., Ltd.	245,900	5,162,762	0.1%
	Takigami Steel Construction Co., Ltd. (The)	5,300	264,528	0.0%
	Takisawa Machine Tool Co., Ltd.	40,300	638,596	0.0%
	Takuma Co., Ltd.	507,200	6,167,941	0.2%
#	Tanabe Engineering Corp.	41,000	377,686	0.0%
	Tanabe Management Consulting Co., Ltd.	5,100	99,055	0.0%
	Tanseisha Co., Ltd.	264,949	3,349,372	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	303,900	1,541,364	0.0%
	TECHNO ASSOCIE Co., Ltd.	56,800	679,251	0.0%
	Techno Ryowa, Ltd.	71,390	561,619	0.0%

23

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Techno Smart Corp.	57,800	$621,541	0.0%
	TechnoPro Holdings, Inc.	258,600	15,879,307	0.4%
	Teikoku Electric Manufacturing Co., Ltd.	127,200	1,552,459	0.0%
	Teikoku Sen-I Co., Ltd.	134,300	2,804,114	0.1%
	Tekken Corp.	79,000	2,175,174	0.1%
#	Tenox Corp.	22,500	208,876	0.0%
	Teraoka Seisakusho Co., Ltd.	78,800	398,986	0.0%
	Terasaki Electric Co., Ltd.	24,400	294,786	0.0%
	Toa Corp.	110,100	2,828,184	0.1%
	TOA ROAD Corp.	26,600	908,671	0.0%
#	Toba, Inc.	8,900	257,916	0.0%
	Tobishima Corp.	1,481,700	2,590,073	0.1%
	Tocalo Co., Ltd.	440,900	4,598,848	0.1%
	Toda Corp.	731,000	6,348,113	0.2%
	Toenec Corp.	53,900	1,616,467	0.0%
#	Togami Electric Manufacturing Co., Ltd.	17,800	306,953	0.0%
	TOKAI Holdings Corp.	635,700	6,136,767	0.2%
	Tokai Lease Co., Ltd.	19,300	360,872	0.0%
	Tokyo Energy & Systems, Inc.	174,000	1,995,542	0.1%
#	Tokyo Keiki, Inc.	84,199	943,858	0.0%
	Tokyo Sangyo Co., Ltd.	125,800	698,354	0.0%
	Tokyu Construction Co., Ltd.	567,400	5,504,660	0.1%
	Toli Corp.	320,900	959,939	0.0%
	Tomoe Corp.	176,000	729,221	0.0%
#	Tomoe Engineering Co., Ltd.	50,700	1,051,596	0.0%
	Tonami Holdings Co., Ltd.	39,700	2,357,454	0.1%
	Toppan Forms Co., Ltd.	322,800	3,263,599	0.1%
	Torishima Pump Manufacturing Co., Ltd.	131,900	1,234,316	0.0%
	Toshiba Machine Co., Ltd.	775,000	3,689,808	0.1%
	Toshiba Plant Systems & Services Corp.	291,850	6,668,516	0.2%
#	Tosho Printing Co., Ltd.	161,299	1,440,802	0.0%
	Totech Corp.	49,000	1,153,275	0.0%
	Totetsu Kogyo Co., Ltd.	166,300	5,292,757	0.1%
	Totoku Electric Co., Ltd.	18,100	422,363	0.0%
	Toyo Construction Co., Ltd.	544,300	2,412,988	0.1%
#	Toyo Denki Seizo K.K.	53,000	893,725	0.0%
#*	Toyo Engineering Corp.	228,778	1,565,209	0.0%
	Toyo Logistics Co., Ltd.	69,600	224,341	0.0%
	Toyo Machinery & Metal Co., Ltd.	111,100	675,345	0.0%
	Toyo Tanso Co., Ltd.	83,300	2,434,837	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	636,065	0.0%
	Trancom Co., Ltd.	52,600	3,612,191	0.1%
	Trinity Industrial Corp.	36,000	248,716	0.0%
#	Trusco Nakayama Corp.	335,300	8,365,981	0.2%
#	Trust Tech, Inc.	66,600	2,336,844	0.1%
	Tsubaki Nakashima Co., Ltd.	288,300	6,784,552	0.2%
	Tsubakimoto Chain Co.	887,700	7,040,406	0.2%
	Tsubakimoto Kogyo Co., Ltd.	28,400	985,561	0.0%
#*	Tsudakoma Corp.	31,998	506,080	0.0%
#	Tsugami Corp.	375,000	3,315,035	0.1%
	Tsukishima Kikai Co., Ltd.	197,600	2,813,732	0.1%
	Tsurumi Manufacturing Co., Ltd.	124,000	2,083,848	0.1%

24

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	TTK Co., Ltd.	81,000	$584,400	0.0%
	Uchida Yoko Co., Ltd.	59,400	2,062,946	0.1%
	Ueki Corp.	34,800	833,222	0.0%
#	Union Tool Co.	56,400	1,760,248	0.1%
	Ushio, Inc.	757,100	9,614,939	0.2%
*	UT Group Co., Ltd.	175,800	6,566,018	0.2%
	Utoc Corp.	102,200	474,766	0.0%
	Wakachiku Construction Co., Ltd.	105,200	1,558,354	0.0%
	Wakita & Co., Ltd.	279,500	2,929,779	0.1%
	WDB Holdings Co., Ltd.	61,200	1,837,827	0.1%
	Weathernews, Inc.	41,500	1,259,191	0.0%
#	Will Group, Inc.	94,900	910,322	0.0%
	World Holdings Co., Ltd.	52,000	1,578,548	0.0%
	Yahagi Construction Co., Ltd.	180,500	1,441,056	0.0%
	YAMABIKO Corp.	250,928	3,005,037	0.1%
	YAMADA Consulting Group Co., Ltd.	69,700	2,003,214	0.1%
#	Yamashin-Filter Corp.	263,800	2,560,538	0.1%
	Yamato Corp.	104,900	654,307	0.0%
	Yamaura Corp.	53,300	427,982	0.0%
	Yamazen Corp.	405,500	3,870,681	0.1%
	Yasuda Logistics Corp.	115,000	933,796	0.0%
#	Yokogawa Bridge Holdings Corp.	214,100	5,070,365	0.1%
#	Yondenko Corp.	28,060	677,117	0.0%
	Yuasa Trading Co., Ltd.	113,200	3,604,866	0.1%
	Yuken Kogyo Co., Ltd.	21,900	497,859	0.0%
#	Yumeshin Holdings Co., Ltd.	316,400	3,307,338	0.1%
	Yurtec Corp.	267,200	2,187,584	0.1%
	Zaoh Co., Ltd.	18,100	267,277	0.0%
	Zenitaka Corp. (The)	19,000	937,643	0.0%
	Zuiko Corp.	27,600	809,588	0.0%
Total Industrials			1,211,136,718	28.5%

Information Technology — (13.4%)
	A&D Co., Ltd.	126,200	1,168,654	0.0%
#*	Access Co., Ltd.	224,000	2,059,607	0.1%
	Ad-sol Nissin Corp.	40,500	639,007	0.0%
#	Adtec Plasma Technology Co., Ltd.	37,700	540,020	0.0%
#	Aeria, Inc.	96,200	1,221,408	0.0%
	AGS Corp.	11,600	90,890	0.0%
	Ai Holdings Corp.	261,800	5,667,209	0.1%
	Aichi Tokei Denki Co., Ltd.	19,500	742,198	0.0%
	Aiphone Co., Ltd.	71,900	1,119,647	0.0%
	Akatsuki, Inc.	43,800	1,647,873	0.0%
#*	Allied Telesis Holdings KK	435,100	531,949	0.0%
	Alpha Systems, Inc.	51,060	1,058,589	0.0%
	Amano Corp.	438,200	10,350,980	0.3%
	AOI Electronic Co., Ltd.	31,400	1,014,490	0.0%
#*	Apic Yamada Corp.	71,800	230,352	0.0%
	Argo Graphics, Inc.	58,900	1,900,051	0.1%
#	Arisawa Manufacturing Co., Ltd.	200,900	2,025,493	0.1%
	ArtSpark Holdings, Inc.	47,300	617,932	0.0%

25

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Asahi Net, Inc.	117,800	$554,751	0.0%
#	Ateam, Inc.	92,700	1,973,514	0.1%
#*	Atrae, Inc.	40,100	868,682	0.0%
#	Aval Data Corp.	24,200	440,582	0.0%
#	Avant Corp.	20,600	178,953	0.0%
	Axell Corp.	44,900	329,914	0.0%
	Azia Co., Ltd.	14,300	194,475	0.0%
#*	Bengo4.com, Inc.	49,000	1,165,692	0.0%
	Billing System Corp.	5,300	282,608	0.0%
#*	BrainPad, Inc.	33,400	1,216,637	0.0%
#	Broadband Tower, Inc.	292,600	445,514	0.0%
	Broadleaf Co., Ltd.	647,100	3,909,935	0.1%
	Business Brain Showa-Ota, Inc.	5,000	103,240	0.0%
	CAC Holdings Corp.	90,900	889,439	0.0%
	Canon Electronics, Inc.	135,400	2,725,252	0.1%
	Capital Asset Planning, Inc.	6,200	353,723	0.0%
	CareerIndex, Inc.	22,200	650,186	0.0%
#*	CCS, Inc.	10,800	423,357	0.0%
	CDS Co., Ltd.	11,100	132,177	0.0%
#*	Change, Inc.	5,800	197,416	0.0%
	Chino Corp.	46,400	711,115	0.0%
	Citizen Watch Co., Ltd.	1,554,400	10,192,677	0.3%
	CMK Corp.	373,100	2,372,635	0.1%
#	COLOPL, Inc.	373,700	2,527,452	0.1%
	Computer Engineering & Consulting, Ltd.	85,500	3,147,802	0.1%
	Computer Institute of Japan, Ltd.	109,800	677,783	0.0%
#	Comture Corp.	74,400	1,835,226	0.1%
	CONEXIO Corp.	113,000	1,963,018	0.1%
#	Core Corp.	41,400	507,783	0.0%
#	Cresco, Ltd.	38,400	1,126,542	0.0%
	Cube System, Inc.	48,400	407,563	0.0%
#*	Cyberstep, Inc.	27,000	494,201	0.0%
	Cybozu, Inc.	151,500	735,716	0.0%
	Dai-ichi Seiko Co., Ltd.	61,100	987,470	0.0%
#	Daiko Denshi Tsushin, Ltd.	40,000	237,037	0.0%
	Daishinku Corp.	47,299	555,541	0.0%
#	Daitron Co., Ltd.	60,600	1,192,060	0.0%
	Daiwabo Holdings Co., Ltd.	121,000	6,431,613	0.2%
	Denki Kogyo Co., Ltd.	76,700	2,464,923	0.1%
#	Densan System Co., Ltd.	38,600	733,621	0.0%
#	Designone Japan, Inc.	44,700	517,540	0.0%
#	Dexerials Corp.	420,700	4,188,219	0.1%
#	Digital Arts, Inc.	82,000	4,431,591	0.1%
#	Digital Information Technologies Corp.	60,000	592,220	0.0%
	Dip Corp.	223,700	5,737,963	0.1%
	Double Standard, Inc.	14,000	372,342	0.0%
*	Drecom Co., Ltd.	95,800	899,490	0.0%
	DTS Corp.	145,700	5,405,249	0.1%
#	E-Guardian, Inc.	70,400	1,826,868	0.1%
	Eizo Corp.	115,600	5,014,770	0.1%
	Elecom Co., Ltd.	115,500	2,697,299	0.1%
	Elematec Corp.	60,471	1,432,196	0.0%

26

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
*	Enigmo, Inc.	80,800	$1,290,867	0.0%
	Enomoto Co., Ltd.	27,700	326,066	0.0%
#	Enplas Corp.	71,100	1,978,432	0.1%
	ESPEC Corp.	138,500	2,708,813	0.1%
	Excel Co., Ltd.	44,000	1,076,519	0.0%
	F@N Communications, Inc.	331,900	2,238,165	0.1%
#	Faith, Inc.	51,610	670,039	0.0%
#	Fenwal Controls of Japan, Ltd.	20,600	302,219	0.0%
#	Ferrotec Holdings Corp.	276,800	4,253,819	0.1%
#*	FFRI, Inc.	28,000	765,691	0.0%
*	FIRSTLOGIC, Inc.	22,500	138,868	0.0%
#	Fixstars Corp.	147,200	1,937,316	0.1%
#*	Flight Holdings, Inc.	60,400	784,469	0.0%
	Forval Corp.	52,300	416,514	0.0%
#	FTGroup Co., Ltd.	74,000	885,880	0.0%
	Fuji Soft, Inc.	156,200	6,584,060	0.2%
	Fujitsu Frontech, Ltd.	77,900	1,056,923	0.0%
	Fukui Computer Holdings, Inc.	50,100	825,515	0.0%
#*	Full Speed, Inc.	45,200	382,291	0.0%
	Furuno Electric Co., Ltd.	174,700	1,371,128	0.0%
	Future Corp.	167,100	2,050,571	0.1%
	G Three Holdings Corp.	12,600	14,183	0.0%
#	Geomatec Co., Ltd.	29,900	226,747	0.0%
#	GL Sciences, Inc.	41,700	528,236	0.0%
#	GMO Cloud K.K.	26,700	767,715	0.0%
	GMO internet, Inc.	54,600	1,295,376	0.0%
#*	Gree, Inc.	847,800	4,534,313	0.1%
*	Gumi, Inc.	47,600	312,367	0.0%
#*	Gunosy, Inc.	99,800	1,283,550	0.0%
#	Gurunavi, Inc.	209,700	1,716,809	0.1%
	Hagiwara Electric Holdings Co., Ltd.	42,200	1,172,827	0.0%
	Hakuto Co., Ltd.	97,100	1,442,045	0.0%
#	Hearts United Group Co., Ltd.	109,300	1,547,170	0.0%
#	Hibino Corp.	27,500	356,398	0.0%
	Hioki EE Corp.	65,100	2,728,987	0.1%
	Hochiki Corp.	129,700	2,587,845	0.1%
#	Hokuriku Electric Industry Co., Ltd.	48,200	537,316	0.0%
#	Honda Tsushin Kogyo Co., Ltd.	110,700	887,463	0.0%
	Hosiden Corp.	400,600	3,357,768	0.1%
#*	Hotto Link, Inc.	54,000	514,477	0.0%
	I-Net Corp.	74,090	1,185,404	0.0%
#	I-O Data Device, Inc.	47,600	514,859	0.0%
	Ibiden Co., Ltd.	733,378	11,718,359	0.3%
	Icom, Inc.	74,500	1,818,059	0.1%
#	Ikegami Tsushinki Co., Ltd.	395,000	526,992	0.0%
	Ines Corp.	170,000	1,626,127	0.0%
	Infocom Corp.	87,300	2,391,678	0.1%
	Infomart Corp.	647,100	8,579,646	0.2%
	Information Development Co.	42,700	528,064	0.0%
	Information Services International-Dentsu, Ltd.	80,300	2,415,129	0.1%
	Innotech Corp.	111,100	1,420,392	0.0%
#	Intelligent Wave, Inc.	68,500	454,932	0.0%

27

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Inter Action Corp.	64,900	$873,331	0.0%
	Internet Initiative Japan, Inc.	200,400	4,022,567	0.1%
	Iriso Electronics Co., Ltd.	133,500	8,053,515	0.2%
	ISB Corp.	18,100	308,276	0.0%
#*	Ishii Hyoki Co., Ltd.	31,000	249,886	0.0%
#	Istyle, Inc.	316,200	3,469,703	0.1%
#*	ITbook Co., Ltd.	98,700	563,148	0.0%
	ITmedia, Inc.	20,400	110,055	0.0%
*	Itokuro, Inc.	24,600	1,564,666	0.0%
	Iwatsu Electric Co., Ltd.	66,600	491,890	0.0%
	Japan Aviation Electronics Industry, Ltd.	334,000	5,253,656	0.1%
	Japan Cash Machine Co., Ltd.	141,800	1,583,249	0.0%
#*	Japan Display, Inc.	4,295,200	5,577,568	0.1%
#	Japan Electronic Materials Corp.	36,400	235,772	0.0%
#	Japan Material Co., Ltd.	417,700	6,444,837	0.2%
#	Jastec Co., Ltd.	86,100	913,044	0.0%
#	JBCC Holdings, Inc.	102,600	1,089,106	0.0%
*	JIG-SAW, Inc.	26,300	763,280	0.0%
#	Justsystems Corp.	231,700	4,757,712	0.1%
	Kaga Electronics Co., Ltd.	120,300	2,849,802	0.1%
#	Kamakura Shinsho, Ltd.	26,100	905,533	0.0%
	Kanematsu Electronics, Ltd.	82,100	3,004,983	0.1%
	KEL Corp.	27,900	294,127	0.0%
#	KLab, Inc.	251,500	3,332,824	0.1%
	Koa Corp.	195,900	4,905,243	0.1%
#	Kozo Keikaku Engineering, Inc.	19,600	383,371	0.0%
#	Kyoden Co., Ltd.	125,500	607,055	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	309,100	1,910,850	0.1%
	Kyowa Electronics Instruments Co., Ltd.	144,400	546,954	0.0%
	LAC Co., Ltd.	116,300	1,799,322	0.1%
	Lasertec Corp.	268,400	7,520,456	0.2%
#	m-up, Inc.	41,200	641,773	0.0%
	Macnica Fuji Electronics Holdings, Inc.	322,950	5,414,979	0.1%
	Mamezou Holdings Co., Ltd.	115,200	1,004,601	0.0%
	MarkLines Co., Ltd.	77,500	1,738,107	0.1%
	Marubun Corp.	110,700	828,827	0.0%
#	Maruwa Co., Ltd.	62,500	4,995,807	0.1%
#	Marvelous, Inc.	227,700	1,873,904	0.1%
	Maxell Holdings, Ltd.	317,600	5,344,196	0.1%
	MCJ Co., Ltd.	490,200	3,742,615	0.1%
#	Media Do Holdings Co., Ltd.	47,400	1,081,963	0.0%
#	Megachips Corp.	127,400	3,386,904	0.1%
#	Meiko Electronics Co., Ltd.	160,300	3,289,811	0.1%
	Melco Holdings, Inc.	37,500	1,388,858	0.0%
#	Mimaki Engineering Co., Ltd.	119,100	961,834	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	129,981	2,087,679	0.1%
#	Miraial Co., Ltd.	46,600	512,034	0.0%
	Miroku Jyoho Service Co., Ltd.	125,100	3,144,042	0.1%
#	Mitachi Co., Ltd.	17,900	154,268	0.0%
	Mitsubishi Research Institute, Inc.	46,900	2,144,383	0.1%
#	Mitsui High-Tec, Inc.	181,000	2,293,968	0.1%
*	Mobile Create Co., Ltd.	17,400	49,663	0.0%

28

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Mobile Factory, Inc.	36,500	$532,673	0.0%
#*	Morpho, Inc.	30,400	805,697	0.0%
	MTI, Ltd.	199,300	1,112,314	0.0%
#	Mutoh Holdings Co., Ltd.	14,600	313,605	0.0%
#*	Mynet, Inc.	33,400	400,155	0.0%
	Nagano Keiki Co., Ltd.	91,600	1,006,925	0.0%
#	Naigai Tec Corp.	13,100	308,278	0.0%
	Nakayo, Inc.	78,000	1,288,633	0.0%
	NEC Networks & System Integration Corp.	161,800	3,636,599	0.1%
	NEOJAPAN, Inc.	4,500	71,330	0.0%
	NET One Systems Co., Ltd.	591,600	10,156,419	0.3%
*	New Japan Radio Co., Ltd.	96,000	665,112	0.0%
	Nexyz Group Corp.	48,000	735,066	0.0%
	Nichicon Corp.	337,300	4,239,513	0.1%
#	Nihon Dempa Kogyo Co., Ltd.	106,600	513,158	0.0%
	Nihon Denkei Co., Ltd.	27,700	446,650	0.0%
	Nihon Unisys, Ltd.	342,875	8,598,560	0.2%
	Nippon Ceramic Co., Ltd.	62,200	1,617,740	0.0%
	Nippon Chemi-Con Corp.	103,700	4,031,284	0.1%
#	Nippon Computer Dynamics Co., Ltd.	38,400	404,573	0.0%
#	Nippon Information Development Co., Ltd.	4,200	136,176	0.0%
#	Nippon Kodoshi Corp.	54,900	1,441,272	0.0%
	Nippon Signal Co., Ltd.	366,700	3,550,834	0.1%
	Nippon Systemware Co., Ltd.	50,700	999,963	0.0%
	Nohmi Bosai, Ltd.	143,100	3,056,201	0.1%
#	Noritsu Koki Co., Ltd.	141,300	2,423,691	0.1%
	NS Solutions Corp.	69,900	1,758,104	0.1%
	NSD Co., Ltd.	253,480	5,770,285	0.1%
	Nuflare Technology, Inc.	30,400	1,865,172	0.1%
*	Ohizumi Mfg. Co., Ltd.	35,200	210,502	0.0%
#	Okaya Electric Industries Co., Ltd.	73,000	339,181	0.0%
	Oki Electric Industry Co., Ltd.	600,500	6,711,487	0.2%
#	ONO Sokki Co., Ltd.	58,400	431,238	0.0%
#	Optex Group Co., Ltd.	201,200	5,612,973	0.1%
#*	Optim Corp.	30,900	714,290	0.0%
	Osaki Electric Co., Ltd.	303,000	2,322,584	0.1%
#	Oval Corp.	35,600	99,661	0.0%
#	Paltek Corp.	38,500	247,910	0.0%
	PCA Corp.	2,500	40,333	0.0%
	Poletowin Pitcrew Holdings, Inc.	99,700	2,148,894	0.1%
	Pro-Ship, Inc.	18,600	433,684	0.0%
#	Rakus Co., Ltd.	113,700	1,957,129	0.1%
#	RECOMM Co., Ltd.	462,300	1,202,291	0.0%
	Renesas Easton Co., Ltd.	99,200	499,431	0.0%
	Riken Keiki Co., Ltd.	114,300	2,578,003	0.1%
#	Riso Kagaku Corp.	171,600	3,620,517	0.1%
	Roland DG Corp.	89,000	1,954,836	0.1%
#	Rorze Corp.	74,600	1,439,996	0.0%
	RS Technologies Co., Ltd.	38,200	1,962,438	0.1%
	Ryoden Corp.	104,800	1,707,655	0.1%
	Ryosan Co., Ltd.	188,800	6,908,895	0.2%
	Ryoyo Electro Corp.	147,500	2,382,103	0.1%

29

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Saison Information Systems Co., Ltd.	23,800	$292,187	0.0%
	Sakura Internet, Inc.	155,700	1,145,009	0.0%
	Samco, Inc.	5,900	66,754	0.0%
	Sanken Electric Co., Ltd.	876,000	4,633,922	0.1%
	Sanshin Electronics Co., Ltd.	151,900	2,635,518	0.1%
#	Satori Electric Co., Ltd.	90,680	832,578	0.0%
	Saxa Holdings, Inc.	32,600	716,354	0.0%
#	Scala, Inc.	100,500	993,569	0.0%
	Seikoh Giken Co., Ltd.	13,800	199,594	0.0%
	Shibaura Electronics Co., Ltd.	54,900	2,193,857	0.1%
	Shibaura Mechatronics Corp.	266,000	875,153	0.0%
#*	SHIFT, Inc.	52,000	2,300,605	0.1%
	Shindengen Electric Manufacturing Co., Ltd.	54,300	2,590,230	0.1%
#*	Shinkawa, Ltd.	122,600	943,596	0.0%
	Shinko Electric Industries Co., Ltd.	486,500	4,341,885	0.1%
	Shinko Shoji Co., Ltd.	139,300	2,180,228	0.1%
#	Shirai Electronics Industrial Co., Ltd.	61,600	232,714	0.0%
#	Shizuki Electric Co., Inc.	127,400	824,003	0.0%
#	Showa Shinku Co., Ltd.	23,300	363,249	0.0%
	Showcase TV, Inc.	25,700	297,451	0.0%
	Sigma Koki Co., Ltd.	28,200	509,058	0.0%
#	Siix Corp.	217,700	4,764,169	0.1%
	SK-Electronics Co., Ltd.	56,800	956,318	0.0%
	SMK Corp.	333,000	1,136,342	0.0%
	SMS Co., Ltd.	464,200	8,465,133	0.2%
#	Softbank Technology Corp.	70,300	982,449	0.0%
#	Softbrain Co., Ltd.	125,200	679,075	0.0%
	Softcreate Holdings Corp.	53,400	814,991	0.0%
#	Soliton Systems K.K.	59,400	547,636	0.0%
#	Solxyz Co., Ltd.	46,100	475,849	0.0%
	Soshin Electric Co., Ltd.	58,400	288,152	0.0%
#	Sourcenext Corp.	249,800	1,870,763	0.1%
	SRA Holdings	71,500	1,972,307	0.1%
#	Sumida Corp.	189,849	2,130,753	0.1%
	Sun Corp.	109,500	645,532	0.0%
	Sun-Wa Technos Corp.	69,800	997,402	0.0%
	Suzuden Corp.	28,300	397,099	0.0%
#	Suzuki Co., Ltd.	57,800	478,703	0.0%
*	Synchro Food Co., Ltd.	52,200	408,920	0.0%
	System Information Co., Ltd.	36,700	383,712	0.0%
#	Systemsoft Corp.	278,600	351,731	0.0%
	Systena Corp.	486,900	4,962,653	0.1%
	Tachibana Eletech Co., Ltd.	120,860	2,209,293	0.1%
	Taiyo Yuden Co., Ltd.	232,400	6,477,413	0.2%
	Takachiho Koheki Co., Ltd.	34,600	370,598	0.0%
	TAKEBISHI Corp.	49,600	745,971	0.0%
	Tamura Corp.	552,500	3,494,097	0.1%
#	Tazmo Co., Ltd.	45,100	630,058	0.0%
	TDC Soft, Inc.	50,100	747,075	0.0%
#*	Teac Corp.	819,000	324,986	0.0%
	TechMatrix Corp.	115,400	2,383,160	0.1%
#	Techno Horizon Holdings Co., Ltd.	76,000	406,730	0.0%

30

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Tecnos Japan, Inc.	112,000	$989,599	0.0%
#	Teikoku Tsushin Kogyo Co., Ltd.	52,500	593,791	0.0%
#	Temairazu, Inc.	11,200	248,425	0.0%
*	Tera Probe, Inc.	10,800	141,991	0.0%
*	TerraSky Co., Ltd.	3,100	97,202	0.0%
	TESEC Corp.	19,400	277,965	0.0%
	TKC Corp.	123,300	4,591,423	0.1%
	Toho System Science Co., Ltd.	9,900	79,259	0.0%
	Tokyo Electron Device, Ltd.	44,500	812,019	0.0%
	Tokyo Seimitsu Co., Ltd.	271,200	8,938,413	0.2%
	Tomen Devices Corp.	14,800	374,123	0.0%
	Topcon Corp.	567,800	9,719,592	0.2%
	Torex Semiconductor, Ltd.	48,800	631,824	0.0%
	Toshiba TEC Corp.	929,000	5,648,274	0.1%
	Toukei Computer Co., Ltd.	22,710	622,311	0.0%
	Towa Corp.	155,200	1,559,671	0.0%
	Toyo Corp.	163,900	1,333,087	0.0%
	Transcosmos, Inc.	4,300	103,060	0.0%
	Tri Chemical Laboratories, Inc.	46,000	1,824,760	0.1%
	Tsuzuki Denki Co., Ltd.	36,300	356,890	0.0%
	UKC Holdings Corp.	95,500	1,942,989	0.1%
#	UMC Electronics Co., Ltd.	43,400	952,376	0.0%
	Uniden Holdings Corp.	406,000	1,147,777	0.0%
	UNIRITA, Inc.	7,300	122,219	0.0%
#	UNITED, Inc.	91,700	2,205,635	0.1%
#	V Technology Co., Ltd.	32,700	6,032,176	0.2%
#*	V-Cube, Inc.	105,600	541,904	0.0%
#	VeriServe Corp.	13,400	434,734	0.0%
#	Vitec Holdings Co., Ltd.	60,300	1,213,037	0.0%
	Voyage Group, Inc.	62,400	668,225	0.0%
	Wacom Co., Ltd.	1,021,700	5,796,010	0.1%
#	YAC Holdings Co., Ltd.	55,400	451,681	0.0%
#	Yamaichi Electronics Co., Ltd.	153,800	2,097,810	0.1%
	Yashima Denki Co., Ltd.	112,800	971,940	0.0%
	Yokowo Co., Ltd.	106,500	1,798,486	0.1%
#*	Zappallas, Inc.	55,900	189,167	0.0%
*	ZIGExN Co., Ltd.	402,500	3,211,126	0.1%
	Zuken, Inc.	102,600	1,665,580	0.0%
Total Information Technology			592,046,464	14.0%

Materials — (10.3%)
	Achilles Corp.	105,000	2,062,117	0.1%
	ADEKA Corp.	603,100	9,657,449	0.2%
	Agro-Kanesho Co., Ltd.	35,700	946,818	0.0%
	Aichi Steel Corp.	80,700	3,103,564	0.1%
	Arakawa Chemical Industries, Ltd.	120,400	1,930,752	0.1%
	Araya Industrial Co., Ltd.	26,800	503,361	0.0%
	Asahi Holdings, Inc.	148,550	2,769,402	0.1%
	Asahi Printing Co., Ltd.	23,300	260,664	0.0%
	Asahi Yukizai Corp.	104,100	2,138,122	0.1%
	Asahipen Corp.	21,000	34,862	0.0%

31

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Asia Pile Holdings Corp.	188,100	$1,213,733	0.0%
	C Uyemura & Co., Ltd.	33,600	2,358,204	0.1%
	Carlit Holdings Co., Ltd.	143,900	1,223,034	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	64,300	989,012	0.0%
#*	Chugai Mining Co., Ltd.	1,012,400	192,331	0.0%
#	Chugoku Marine Paints, Ltd.	458,300	4,564,550	0.1%
	CI Takiron Corp.	330,000	1,854,904	0.1%
	CK-San-Etsu Co., Ltd.	20,000	664,491	0.0%
	Dai Nippon Toryo Co., Ltd.	160,600	2,071,925	0.1%
	Daido Steel Co., Ltd.	189,300	8,739,498	0.2%
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	131,500	1,408,090	0.0%
	Daiken Corp.	98,800	2,275,486	0.1%
#	Daiki Aluminium Industry Co., Ltd.	203,400	1,258,065	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	85,800	2,668,333	0.1%
#	Daio Paper Corp.	480,200	6,678,822	0.2%
	Daito Chemix Corp.	3,700	18,700	0.0%
#	DKS Co., Ltd.	323,000	2,186,417	0.1%
	Dowa Holdings Co., Ltd.	216,100	6,653,285	0.2%
	Dynapac Co., Ltd.	8,500	125,362	0.0%
	FP Corp.	24,500	1,353,126	0.0%
	Fuji Seal International, Inc.	249,300	8,831,608	0.2%
	Fujikura Kasei Co., Ltd.	169,000	975,834	0.0%
	Fujimi, Inc.	133,600	2,956,220	0.1%
	Fujimori Kogyo Co., Ltd.	112,600	3,705,818	0.1%
#	Fumakilla, Ltd.	56,301	1,041,189	0.0%
#	Fuso Chemical Co., Ltd.	124,600	3,207,759	0.1%
	Geostr Corp.	105,900	598,161	0.0%
	Godo Steel, Ltd.	77,700	1,468,616	0.0%
	Gun-Ei Chemical Industry Co., Ltd.	30,600	967,315	0.0%
	Hakudo Co., Ltd.	35,000	740,008	0.0%
#	Haneda Zenith Holdings Co., Ltd.	225,200	666,392	0.0%
	Harima Chemicals Group, Inc.	97,100	744,259	0.0%
#	Hodogaya Chemical Co., Ltd.	46,100	1,385,571	0.0%
	Hokkan Holdings, Ltd.	278,000	935,546	0.0%
	Hokko Chemical Industry Co., Ltd.	137,900	761,717	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	893,899	4,596,498	0.1%
	Honshu Chemical Industry Co., Ltd.	27,200	272,749	0.0%
#	Ise Chemical Corp.	15,400	425,610	0.0%
#	Ishihara Chemical Co., Ltd.	33,300	674,138	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	246,150	2,313,178	0.1%
	Ishizuka Glass Co., Ltd.	17,800	382,880	0.0%
	Japan Pure Chemical Co., Ltd.	3,200	71,006	0.0%
	JCU Corp.	163,300	3,788,105	0.1%
	JSP Corp.	88,200	2,659,543	0.1%
	Kanto Denka Kogyo Co., Ltd.	312,800	2,600,104	0.1%
	Katakura & Co-op Agri Corp.	21,500	225,733	0.0%
	Kawakin Holdings Co., Ltd.	15,300	63,959	0.0%
#	KeePer Technical Laboratory Co., Ltd.	44,500	485,135	0.0%
	KH Neochem Co., Ltd.	186,600	5,645,922	0.1%
#	Kimoto Co., Ltd.	228,000	592,549	0.0%
	Koatsu Gas Kogyo Co., Ltd.	200,593	1,757,291	0.0%
#	Kogi Corp.	5,499	93,426	0.0%

32

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Kohsoku Corp.	71,700	$871,873	0.0%
	Konishi Co., Ltd.	229,400	3,713,306	0.1%
#	Konoshima Chemical Co., Ltd.	41,300	299,007	0.0%
	Krosaki Harima Corp.	36,300	2,065,105	0.1%
#	Kumiai Chemical Industry Co., Ltd.	654,087	5,125,251	0.1%
	Kunimine Industries Co., Ltd.	25,900	249,179	0.0%
	Kureha Corp.	116,650	8,322,389	0.2%
	Kurimoto, Ltd.	63,300	1,114,526	0.0%
	Kuriyama Holdings Corp.	49,100	858,860	0.0%
#	Kyoei Steel, Ltd.	149,700	2,824,816	0.1%
	Kyowa Leather Cloth Co., Ltd.	83,600	764,556	0.0%
	Lintec Corp.	327,700	9,495,740	0.2%
#	MEC Co., Ltd.	123,800	2,341,843	0.1%
#	Mipox Corp.	58,500	235,199	0.0%
	Mitani Sekisan Co., Ltd.	65,900	1,554,614	0.0%
	Mitsubishi Paper Mills, Ltd.	191,500	1,089,883	0.0%
	Mitsubishi Steel Manufacturing Co., Ltd.	91,700	1,777,659	0.0%
#	Molitec Steel Co., Ltd.	82,600	421,434	0.0%
#	MORESCO Corp.	43,300	683,516	0.0%
	Mory Industries, Inc.	36,900	1,035,791	0.0%
	Muto Seiko Co.	35,700	227,666	0.0%
	Nakayama Steel Works, Ltd.	153,000	925,278	0.0%
	Neturen Co., Ltd.	238,100	2,071,656	0.1%
#*	New Japan Chemical Co., Ltd.	200,600	443,975	0.0%
	Nicca Chemical Co., Ltd.	49,300	527,744	0.0%
	Nichia Steel Works, Ltd.	170,000	532,770	0.0%
#	Nihon Kagaku Sangyo Co., Ltd.	84,800	1,015,580	0.0%
	Nihon Nohyaku Co., Ltd.	361,400	2,320,390	0.1%
	Nihon Parkerizing Co., Ltd.	649,900	9,347,708	0.2%
	Nihon Yamamura Glass Co., Ltd.	597,000	1,012,592	0.0%
	Nippon Carbide Industries Co., Inc.	47,900	841,672	0.0%
	Nippon Chemical Industrial Co., Ltd.	47,700	2,128,334	0.1%
	Nippon Concrete Industries Co., Ltd.	298,500	889,128	0.0%
#	Nippon Denko Co., Ltd.	782,514	2,220,297	0.1%
	Nippon Fine Chemical Co., Ltd.	82,800	951,284	0.0%
	Nippon Kayaku Co., Ltd.	401,700	4,487,475	0.1%
#	Nippon Kinzoku Co., Ltd.	32,800	544,273	0.0%
#	Nippon Koshuha Steel Co., Ltd.	50,899	360,652	0.0%
	Nippon Light Metal Holdings Co., Ltd.	4,181,000	9,380,134	0.2%
	Nippon Paper Industries Co., Ltd.	743,500	11,852,774	0.3%
	Nippon Pillar Packing Co., Ltd.	149,700	1,987,968	0.1%
	Nippon Soda Co., Ltd.	853,000	4,712,552	0.1%
	Nippon Valqua Industries, Ltd.	118,399	3,364,457	0.1%
	Nippon Yakin Kogyo Co., Ltd.	831,300	2,392,450	0.1%
#	Nisshin Steel Co., Ltd.	344,892	4,753,365	0.1%
	Nitta Gelatin, Inc.	90,900	671,223	0.0%
	Nittetsu Mining Co., Ltd.	37,900	1,789,877	0.1%
	Nitto FC Co., Ltd.	121,400	833,901	0.0%
	NOF Corp.	332,500	10,728,127	0.3%
	Nozawa Corp.	53,100	582,302	0.0%
	Oat Agrio Co., Ltd.	19,800	606,095	0.0%
	Okamoto Industries, Inc.	362,000	4,127,169	0.1%

33

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Okura Industrial Co., Ltd.	58,800	$1,380,735	0.0%
	Osaka Organic Chemical Industry, Ltd.	108,700	1,424,192	0.0%
#	Osaka Soda Co., Ltd.	97,799	2,782,432	0.1%
	Osaka Steel Co., Ltd.	88,500	1,686,906	0.0%
#	OSAKA Titanium Technologies Co., Ltd.	146,200	2,179,299	0.1%
#*	Pacific Metals Co., Ltd.	117,999	4,328,808	0.1%
#	Pack Corp. (The)	89,700	2,895,891	0.1%
#	Rasa Industries, Ltd.	52,400	1,369,959	0.0%
	Rengo Co., Ltd.	1,093,800	9,620,173	0.2%
	Riken Technos Corp.	234,300	1,170,065	0.0%
	Sakai Chemical Industry Co., Ltd.	114,000	3,065,024	0.1%
	Sakata INX Corp.	299,000	3,899,758	0.1%
	Sanyo Chemical Industries, Ltd.	82,700	3,578,832	0.1%
	Sanyo Special Steel Co., Ltd.	147,060	3,506,697	0.1%
#	Seiko PMC Corp.	70,600	655,472	0.0%
	Sekisui Plastics Co., Ltd.	173,900	1,738,185	0.0%
	Shikoku Chemicals Corp.	252,900	3,525,964	0.1%
	Shin-Etsu Polymer Co., Ltd.	305,500	2,844,940	0.1%
	Shinagawa Refractories Co., Ltd.	41,700	1,332,437	0.0%
#	Shinko Wire Co., Ltd.	18,400	243,218	0.0%
	SK Kaken Co., Ltd.	8,000	745,421	0.0%
	Soken Chemical & Engineering Co., Ltd.	49,000	886,467	0.0%
#	Stella Chemifa Corp.	78,600	2,697,718	0.1%
	Sumitomo Bakelite Co., Ltd.	952,000	9,163,646	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,684,000	12,567,412	0.3%
	Sumitomo Seika Chemicals Co., Ltd.	67,500	3,366,194	0.1%
	Sun A Kaken Co., Ltd.	3,900	23,868	0.0%
#	T Hasegawa Co., Ltd.	168,100	3,664,594	0.1%
	T&K Toka Co., Ltd.	137,000	1,474,305	0.0%
	Taisei Lamick Co., Ltd.	41,700	1,172,575	0.0%
	Taiyo Holdings Co., Ltd.	119,300	4,892,165	0.1%
	Takasago International Corp.	96,200	3,078,021	0.1%
	Takemoto Yohki Co., Ltd.	14,400	401,737	0.0%
	Taki Chemical Co., Ltd.	5,300	250,142	0.0%
	Tayca Corp.	119,400	2,414,005	0.1%
	Tenma Corp.	118,500	2,122,722	0.1%
	Titan Kogyo, Ltd.	1,200	26,562	0.0%
	Toagosei Co., Ltd.	733,100	8,459,475	0.2%
#	Toda Kogyo Corp.	30,800	791,181	0.0%
	Toho Acetylene Co., Ltd.	12,700	173,937	0.0%
	Toho Chemical Industry Co., Ltd.	47,000	245,661	0.0%
#	Toho Titanium Co., Ltd.	256,900	2,354,415	0.1%
	Toho Zinc Co., Ltd.	92,799	3,428,156	0.1%
	Tohoku Steel Co., Ltd.	16,300	239,805	0.0%
	Tokushu Tokai Paper Co., Ltd.	63,458	2,492,775	0.1%
	Tokuyama Corp.	372,398	11,927,645	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	256,000	9,863,360	0.2%
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	268,664	0.0%
#	Tokyo Rope Manufacturing Co., Ltd.	110,000	1,751,379	0.0%
#	Tokyo Steel Manufacturing Co., Ltd.	845,800	7,503,560	0.2%
	Tokyo Tekko Co., Ltd.	50,200	719,721	0.0%
	Tomoegawa Co., Ltd.	166,000	380,034	0.0%
34

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Tomoku Co., Ltd.	72,700	$1,335,153	0.0%
	Topy Industries, Ltd.	111,400	3,088,419	0.1%
#	Toyo Gosei Co., Ltd.	34,600	280,311	0.0%
#	Toyo Ink SC Holdings Co., Ltd.	258,200	6,726,977	0.2%
	Toyobo Co., Ltd.	601,100	9,992,129	0.2%
#	TYK Corp.	151,400	521,314	0.0%
#	UACJ Corp.	216,541	4,666,911	0.1%
	Wood One Co., Ltd.	48,500	623,978	0.0%
	Yamato Kogyo Co., Ltd.	289,400	8,730,189	0.2%
	Yodogawa Steel Works, Ltd.	139,500	3,557,791	0.1%
	Yoshicon Co., Ltd.	3,100	45,039	0.0%
#	Yotai Refractories Co., Ltd.	108,800	665,000	0.0%
	Yuki Gosei Kogyo Co., Ltd.	36,200	89,433	0.0%
	Yushiro Chemical Industry Co., Ltd.	71,500	1,092,746	0.0%
Total Materials			455,205,432	10.7%

Real Estate — (1.8%)
#	AD Works Co., Ltd.	1,649,300	596,561	0.0%
	Airport Facilities Co., Ltd.	137,270	763,296	0.0%
#	Anabuki Kosan, Inc.	4,600	131,153	0.0%
#	Aoyama Zaisan Networks Co., Ltd.	63,300	1,291,319	0.0%
#	Apaman Co., Ltd.	77,300	852,141	0.0%
#	Arealink Co., Ltd.	48,600	1,341,962	0.0%
#	B-Lot Co., Ltd.	11,000	149,729	0.0%
	Cosmos Initia Co., Ltd.	82,100	547,131	0.0%
	CRE, Inc.	30,400	592,561	0.0%
	Daibiru Corp.	338,500	3,447,419	0.1%
#	Daikyo, Inc.	215,000	4,698,836	0.1%
#	Dear Life Co., Ltd.	134,500	617,260	0.0%
	Goldcrest Co., Ltd.	126,890	2,061,185	0.1%
	Grandy House Corp.	101,200	448,199	0.0%
	Heiwa Real Estate Co., Ltd.	236,600	4,211,322	0.1%
#	Ichigo, Inc.	1,623,700	7,605,322	0.2%
	Intellex Co., Ltd.	30,000	261,106	0.0%
#*	Japan Asset Marketing Co., Ltd.	1,649,800	1,874,730	0.1%
	Japan Corporate Housing Service, Inc.	10,500	71,287	0.0%
#	Japan Property Management Center Co., Ltd.	87,700	1,032,631	0.0%
	Kabuki-Za Co., Ltd.	24,300	1,274,802	0.0%
	Keihanshin Building Co., Ltd.	266,300	2,196,210	0.1%
#*	LAND Co., Ltd.	1,824,900	212,677	0.0%
	Leopalace21 Corp.	1,716,900	9,393,704	0.2%
#	Mugen Estate Co., Ltd.	80,900	771,185	0.0%
	Nippon Commercial Development Co., Ltd.	81,500	1,348,000	0.0%
	Nisshin Fudosan Co.	211,300	1,314,729	0.0%
#	Prospect Co., Ltd.	2,897,000	1,302,745	0.0%
	Raysum Co., Ltd.	107,100	1,569,989	0.0%
	SAMTY Co., Ltd.	128,500	2,350,850	0.1%
	Sankyo Frontier Co., Ltd.	21,700	675,088	0.0%
#	Sansei Landic Co., Ltd.	37,500	385,053	0.0%
#	Shinoken Group Co., Ltd.	197,200	2,994,223	0.1%
	Star Mica Co., Ltd.	81,300	1,624,930	0.1%

35

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Real Estate — (Continued)
	Sun Frontier Fudousan Co., Ltd.	226,000	$2,667,695	0.1%
#	Takara Leben Co., Ltd.	631,000	2,361,080	0.1%
#	Tateru, Inc.	221,800	3,650,878	0.1%
	TOC Co., Ltd.	416,650	3,030,782	0.1%
	Tokyo Rakutenchi Co., Ltd.	21,100	1,096,015	0.0%
#	Tokyo Theatres Co., Inc.	46,799	600,547	0.0%
	Tosei Corp.	244,600	2,587,291	0.1%
#	Unizo Holdings Co., Ltd.	218,800	4,070,356	0.1%
#	Urbanet Corp. Co., Ltd.	123,500	405,205	0.0%
Total Real Estate			80,479,184	1.9%

Telecommunication Services — (0.2%)
#*	Broadmedia Corp.	548,000	326,319	0.0%
#	Freebit Co., Ltd.	79,500	839,661	0.0%
	Okinawa Cellular Telephone Co.	71,900	2,880,552	0.1%
*	Usen-Next Holdings Co., Ltd.	107,400	1,193,297	0.0%
*	Vision, Inc.	58,100	1,946,361	0.1%
	WirelessGate, Inc.	61,200	720,492	0.0%
Total Telecommunication Services			7,906,682	0.2%

Utilities — (1.2%)
#*	Eneres Co., Ltd.	173,300	682,379	0.0%
#	eRex Co., Ltd.	286,800	3,008,788	0.1%
	Hiroshima Gas Co., Ltd.	310,600	1,071,136	0.0%
#	Hokkaido Electric Power Co., Inc.	1,406,600	9,575,209	0.2%
	Hokkaido Gas Co., Ltd.	480,000	1,364,926	0.0%
#*	Hokuriku Electric Power Co.	1,074,100	10,788,252	0.3%
	Hokuriku Gas Co., Ltd.	10,100	275,661	0.0%
	K&O Energy Group, Inc.	98,100	1,654,979	0.0%
	Nippon Gas Co., Ltd.	130,700	7,610,002	0.2%
	Okinawa Electric Power Co., Inc. (The)	286,521	5,977,073	0.2%
	Saibu Gas Co., Ltd.	213,900	5,783,648	0.1%
	Shizuoka Gas Co., Ltd.	355,400	3,257,634	0.1%
	Toell Co., Ltd.	47,900	392,078	0.0%
#	West Holdings Corp.	96,800	646,677	0.0%
Total Utilities			52,088,442	1.2%
TOTAL COMMON STOCKS			4,212,913,683	99.3%
TOTAL INVESTMENT SECURITIES			4,212,913,683

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
§@	DFA Short Term Investment Fund	16,790,165	194,279,003	4.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,521,662,310)^^			$4,407,192,686

36

The Japanese Small Company Series
continued

Summary of the Series' investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$839,975,746	—	$839,975,746
Consumer Staples	—	357,990,191	—	357,990,191
Energy	—	33,953,734	—	33,953,734
Financials	—	363,056,070	—	363,056,070
Health Care	—	219,075,020	—	219,075,020
Industrials	—	1,211,136,718	—	1,211,136,718
Information Technology	—	592,046,464	—	592,046,464
Materials	—	455,205,432	—	455,205,432
Real Estate	—	80,479,184	—	80,479,184
Telecommunication Services	—	7,906,682	—	7,906,682
Utilities	—	52,088,442	—	52,088,442
Securities Lending Collateral	—	194,279,003	—	194,279,003
TOTAL	—	$4,407,192,686	—	$4,407,192,686

37

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (92.2%)
AUSTRALIA — (53.3%)
*	3P Learning, Ltd.	93,233	$86,066	0.0%
*	88 Energy, Ltd.	604,262	10,245	0.0%
	Accent Group, Ltd.	1,158,640	1,415,227	0.1%
	Adacel Technologies, Ltd.	140,130	175,090	0.0%
	Adairs, Ltd.	179,515	297,788	0.0%
#	Adelaide Brighton, Ltd.	3,023,920	15,531,904	0.8%
*	Aeon Metals, Ltd.	45,332	11,869	0.0%
#	Ainsworth Game Technology, Ltd.	981,684	755,842	0.0%
#*	Alkane Resources, Ltd.	1,811,839	309,593	0.0%
	Alliance Aviation Services, Ltd.	27,285	38,962	0.0%
	ALS, Ltd.	2,533,074	14,121,619	0.7%
	Altium, Ltd.	771,636	12,824,831	0.7%
#	AMA Group, Ltd.	1,445,951	1,120,045	0.1%
#	Amaysim Australia, Ltd.	1,355,718	1,063,151	0.1%
	Ansell, Ltd.	966,611	19,420,096	1.0%
#	AP Eagers, Ltd.	296,589	1,870,688	0.1%
	APN Property Group, Ltd.	26,661	8,838	0.0%
	Apollo Tourism & Leisure, Ltd.	38,381	46,870	0.0%
	Appen, Ltd.	645,977	6,380,548	0.3%
#	ARB Corp., Ltd.	551,292	9,318,868	0.5%
#	Ardent Leisure Group	2,996,851	4,367,827	0.2%
#	ARQ Group, Ltd.	970,727	2,368,992	0.1%
	Asaleo Care, Ltd.	2,714,720	2,798,856	0.1%
	Atlas Arteria, Ltd.	3,229,199	15,362,493	0.8%
*	Atlas Iron, Ltd.	8,964,247	287,132	0.0%
#	AUB Group, Ltd.	300,739	3,021,602	0.2%
*	Aurelia Metals, Ltd.	676,418	286,304	0.0%
	Ausdrill, Ltd.	2,164,032	2,936,729	0.2%
	Austal, Ltd.	1,540,941	2,116,841	0.1%
*	Austin Engineering, Ltd.	95,866	16,319	0.0%
#*	Australian Agricultural Co., Ltd.	2,990,515	2,781,662	0.1%
	Australian Finance Group, Ltd.	513,446	534,872	0.0%
	Australian Pharmaceutical Industries, Ltd.	2,860,486	3,595,394	0.2%
*	Australian Property Systems, Ltd.	1,170,797	5,434,004	0.3%
	Australian Vintage, Ltd.	4,199,886	1,693,469	0.1%
	Auswide Bank, Ltd.	102,961	429,036	0.0%
#	Automotive Holdings Group, Ltd.	1,948,477	4,102,041	0.2%
*	Avanco Resources, Ltd.	2,444,368	298,487	0.0%
	Aveo Group	2,789,628	5,015,354	0.3%
	AVJennings, Ltd.	7,085,798	3,698,054	0.2%
	Axsesstoday, Ltd.	20,251	32,886	0.0%
#	Baby Bunting Group, Ltd.	278,031	299,088	0.0%
	Bank of Queensland, Ltd.	380,336	2,863,687	0.2%
#	Bapcor, Ltd.	1,672,737	8,099,984	0.4%
*	Base Resources, Ltd.	215,873	47,191	0.0%
	Beach Energy, Ltd.	14,720,311	19,053,612	1.0%
#*	Beadell Resources, Ltd.	7,171,491	359,280	0.0%
#	Bega Cheese, Ltd.	1,272,859	6,965,562	0.4%
	Bell Financial Group, Ltd.	67,033	42,363	0.0%
#*	Bellamy's Australia, Ltd.	568,208	6,521,674	0.3%
*	Big Star Energy, Ltd.	13,289	128	0.0%

38

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Blackmores, Ltd.	83,730	$8,808,636	0.5%
*	Blue Energy, Ltd.	97,807	6,577	0.0%
#	Blue Sky Alternative Investments, Ltd.	95,426	120,285	0.0%
#	Bravura Solutions, Ltd.	609,099	1,445,866	0.1%
	Breville Group, Ltd.	831,688	7,145,809	0.4%
#	Brickworks, Ltd.	360,540	4,167,503	0.2%
#*	Buru Energy, Ltd.	678,801	157,921	0.0%
#	BWX, Ltd.	335,452	1,413,993	0.1%
#	Cabcharge Australia, Ltd.	863,423	1,531,716	0.1%
	Capilano Honey, Ltd.	18,636	230,351	0.0%
	Capitol Health, Ltd.	3,025,003	727,097	0.0%
	Capral, Ltd.	58,499	6,494	0.0%
#*	Cardno, Ltd.	1,687,871	1,661,831	0.1%
*	Carnarvon Petroleum, Ltd.	5,872,111	650,871	0.0%
*	Carnegie Clean Energy, Ltd.	1,015,131	16,461	0.0%
#	carsales.com, Ltd.	1,702,940	19,035,268	1.0%
#*	Cash Converters International, Ltd.	3,008,100	688,099	0.0%
#*	Catapult Group International, Ltd.	344,531	311,750	0.0%
	Cedar Woods Properties, Ltd.	370,461	1,579,837	0.1%
	Centuria Capital Group	9,881	10,295	0.0%
	Citadel Group, Ltd. (The)	22,073	107,290	0.0%
#	Class, Ltd.	399,883	709,713	0.0%
*	Clean Seas Seafood, Ltd.	1,404,602	51,985	0.0%
	Cleanaway Waste Management, Ltd.	13,883,132	17,355,323	0.9%
*	Clinuvel Pharmaceuticals, Ltd.	30,557	249,382	0.0%
	Clover Corp., Ltd.	83,898	100,857	0.0%
	Codan, Ltd.	552,241	1,224,341	0.1%
#	Collection House, Ltd.	2,172,576	2,394,427	0.1%
	Collins Foods, Ltd.	725,291	2,987,578	0.2%
#*	Cooper Energy, Ltd.	7,132,290	2,031,578	0.1%
#	Corporate Travel Management, Ltd.	499,074	10,068,969	0.5%
	Costa Group Holdings, Ltd.	1,722,696	10,496,597	0.6%
#	Credit Corp. Group, Ltd.	494,298	6,607,443	0.3%
#*	CSG, Ltd.	1,252,605	213,006	0.0%
	CSR, Ltd.	3,711,681	12,594,002	0.7%
*	CuDeco, Ltd.	387,893	67,459	0.0%
	Data#3, Ltd.	799,710	948,074	0.1%
*	Decmil Group, Ltd.	990,896	711,167	0.0%
*	Devine, Ltd.	25,368	6,410	0.0%
	Dicker Data, Ltd.	186,807	400,480	0.0%
	Domain Holdings Australia, Ltd.	1,530,389	3,644,096	0.2%
#	Domino's Pizza Enterprises, Ltd.	318,182	12,288,368	0.6%
	Donaco International, Ltd.	28,566	3,061	0.0%
*	Doray Minerals, Ltd.	194,559	44,864	0.0%
	Downer EDI, Ltd.	4,034,426	20,198,073	1.1%
	DuluxGroup, Ltd.	3,101,823	17,539,006	0.9%
	DWS, Ltd.	514,109	479,393	0.0%
	Eclipx Group, Ltd.	1,526,923	3,579,883	0.2%
#	Elders, Ltd.	911,619	5,706,994	0.3%
*	EML Payments, Ltd.	53,154	55,406	0.0%
#*	Energy Resources of Australia, Ltd.	1,487,868	434,362	0.0%
#*	Energy World Corp., Ltd.	4,255,918	535,204	0.0%

39

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	EQT Holdings, Ltd.	28,836	$444,654	0.0%
	ERM Power, Ltd.	1,089,491	1,192,211	0.1%
	Estia Health, Ltd.	1,328,385	3,231,976	0.2%
	Euroz, Ltd.	101,762	93,352	0.0%
	Event Hospitality and Entertainment, Ltd.	539,705	5,349,189	0.3%
	Evolution Mining, Ltd.	559,735	1,464,066	0.1%
	Fairfax Media, Ltd.	19,821,806	10,982,336	0.6%
#*	FAR, Ltd.	9,219,905	714,340	0.0%
#	Finbar Group, Ltd.	197,129	137,695	0.0%
#	Fleetwood Corp., Ltd.	423,260	710,578	0.0%
#	FlexiGroup, Ltd.	1,874,036	3,076,737	0.2%
#	G8 Education, Ltd.	2,747,111	4,730,389	0.3%
#*	Galaxy Resources, Ltd.	2,654,227	5,940,561	0.3%
*	Gascoyne Resources, Ltd.	294,422	108,395	0.0%
#	Gateway Lifestyle	1,805,353	3,114,201	0.2%
#	GBST Holdings, Ltd.	178,479	279,806	0.0%
#	Genworth Mortgage Insurance Australia, Ltd.	1,788,239	3,399,479	0.2%
#	Global Construction Services, Ltd.	251,929	132,366	0.0%
#*	Gold Road Resources, Ltd.	1,490,456	819,110	0.0%
	GR Engineering Services, Ltd.	55,230	56,890	0.0%
	GrainCorp, Ltd. Class A	1,258,179	7,143,386	0.4%
	Grange Resources, Ltd.	1,724,297	223,638	0.0%
#	Greencross, Ltd.	535,179	1,773,616	0.1%
*	Greenland Minerals & Energy, Ltd.	114,047	6,525	0.0%
#	GUD Holdings, Ltd.	956,193	10,013,757	0.5%
	GWA Group, Ltd.	2,071,266	5,202,453	0.3%
#	Hansen Technologies, Ltd.	1,061,558	2,471,916	0.1%
#	Harvey Norman Holdings, Ltd.	1,372,973	3,373,017	0.2%
	Healthscope, Ltd.	5,704,722	9,308,412	0.5%
#	Helloworld Travel, Ltd.	12,955	45,974	0.0%
#*	Highfield Resources, Ltd.	160,730	88,999	0.0%
*	Hills, Ltd.	455,585	77,567	0.0%
*	Horizon Oil, Ltd.	4,073,887	450,755	0.0%
#	HT&E, Ltd.	2,174,438	4,029,916	0.2%
	IDP Education, Ltd.	394,919	3,070,803	0.2%
	Iluka Resources, Ltd.	950,803	7,853,451	0.4%
*	Imdex, Ltd.	2,130,372	1,945,417	0.1%
#	IMF Bentham, Ltd.	1,281,537	2,834,065	0.2%
*	Immutep, Ltd.	1,409,121	32,140	0.0%
#	Independence Group NL	3,313,169	12,594,161	0.7%
#*	Infigen Energy	5,276,965	2,577,069	0.1%
	Infomedia, Ltd.	2,521,963	1,789,506	0.1%
#	Inghams Group, Ltd.	803,576	2,268,219	0.1%
	Integral Diagnostics, Ltd.	14,901	33,218	0.0%
	Integrated Research, Ltd.	624,118	1,436,380	0.1%
#	InvoCare, Ltd.	920,100	9,344,417	0.5%
#	IOOF Holdings, Ltd.	2,368,404	15,704,338	0.8%
#	IPH, Ltd.	875,080	2,877,366	0.2%
#	IRESS, Ltd.	1,175,824	10,480,601	0.5%
#	iSelect, Ltd.	742,596	448,116	0.0%
#	iSentia Group, Ltd.	1,014,066	528,649	0.0%
	IVE Group, Ltd.	343,043	580,825	0.0%

40

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Japara Healthcare, Ltd.	1,648,443	$2,199,250	0.1%
#	JB Hi-Fi, Ltd.	962,791	15,998,292	0.8%
	Jumbo Interactive, Ltd.	136,020	502,954	0.0%
#*	Jupiter Mines, Ltd.	344,616	98,188	0.0%
	K&S Corp., Ltd.	274,800	327,744	0.0%
#*	Karoon Gas Australia, Ltd.	1,703,069	1,421,949	0.1%
*	Kingsgate Consolidated, Ltd.	1,797,365	374,238	0.0%
*	Kingsrose Mining, Ltd.	937,248	46,057	0.0%
#	Kogan.com, Ltd.	193,583	980,770	0.1%
	Lifestyle Communities, Ltd.	56,597	245,164	0.0%
	Link Administration Holdings, Ltd.	2,142,675	11,613,715	0.6%
#	Lovisa Holdings, Ltd.	133,220	1,152,123	0.1%
#*	Lynas Corp., Ltd.	2,451,830	4,231,066	0.2%
	MACA, Ltd.	999,963	885,281	0.0%
*	Macmahon Holdings, Ltd.	7,324,803	1,161,937	0.1%
#	Magellan Financial Group, Ltd.	464,490	7,994,084	0.4%
	MaxiTRANS Industries, Ltd.	915,613	341,851	0.0%
#*	Mayne Pharma Group, Ltd.	6,757,843	4,347,143	0.2%
	McMillan Shakespeare, Ltd.	487,275	5,778,086	0.3%
	McPherson's, Ltd.	645,090	813,676	0.0%
*	Medusa Mining, Ltd.	1,334,671	497,781	0.0%
#*	Mermaid Marine Australia, Ltd.	4,749,942	897,190	0.1%
#*	Mesoblast, Ltd.	809,274	881,887	0.0%
#	Metals X, Ltd.	3,206,431	1,897,840	0.1%
#	Metcash, Ltd.	6,732,322	12,984,843	0.7%
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,089,022	0.1%
#	Michael Hill International, Ltd.(BD8D250)	94,305	67,754	0.0%
*	Millennium Minerals, Ltd.	946,708	134,232	0.0%
*	Mincor Resources NL	766,120	215,156	0.0%
*	Mineral Deposits, Ltd.	19,495	24,293	0.0%
	Mineral Resources, Ltd.	1,168,088	13,829,582	0.7%
#	MNF Group, Ltd.	191,475	743,805	0.0%
	Monadelphous Group, Ltd.	813,595	9,049,370	0.5%
#	Monash IVF Group, Ltd.	929,280	742,357	0.0%
#	Money3 Corp., Ltd.	636,502	916,208	0.1%
#	Mortgage Choice, Ltd.	843,889	881,163	0.0%
	Motorcycle Holdings, Ltd.	14,469	35,366	0.0%
	Mount Gibson Iron, Ltd.	4,879,718	1,570,924	0.1%
#	Myer Holdings, Ltd.	5,669,367	1,549,915	0.1%
	MYOB Group, Ltd.	2,757,785	5,892,859	0.3%
	MyState, Ltd.	467,834	1,733,875	0.1%
	Navigator Global Investments, Ltd.	779,880	3,080,250	0.2%
#	Navitas, Ltd.	1,792,167	5,881,622	0.3%
#	Neometals, Ltd.	572,181	127,670	0.0%
#*	NetComm Wireless, Ltd.	216,798	177,345	0.0%
	New Hope Corp., Ltd.	336,348	743,701	0.0%
*	NEXTDC, Ltd.	131,506	733,866	0.0%
	nib holdings, Ltd.	2,972,376	12,590,821	0.7%
	Nick Scali, Ltd.	275,435	1,368,656	0.1%
	Nine Entertainment Co. Holdings, Ltd.	4,317,723	7,917,525	0.4%
	Northern Star Resources, Ltd.	4,306,957	23,316,563	1.2%
#*	NRW Holdings, Ltd.	2,540,504	3,185,066	0.2%

41

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Nufarm, Ltd.	1,720,608	$11,277,198	0.6%
#	OFX Group, Ltd.	1,510,643	1,947,424	0.1%
*	OM Holdings, Ltd.	81,379	74,601	0.0%
*	Onevue Holdings, Ltd.	540,767	319,989	0.0%
	OOH MEDIA, Ltd.	266,500	976,255	0.1%
	oOh!media, Ltd.	612,951	2,243,473	0.1%
	Orora, Ltd.	7,227,410	19,089,143	1.0%
	OZ Minerals, Ltd.	2,239,117	15,613,643	0.8%
	Pacific Current Group, Ltd.	168,408	817,622	0.0%
	Pacific Energy, Ltd.	33,400	14,597	0.0%
	Pacific Smiles Group, Ltd.	256,946	298,331	0.0%
	Pact Group Holdings, Ltd.	894,358	3,487,348	0.2%
*	Panoramic Resources, Ltd.	2,802,164	1,285,811	0.1%
*	Pantoro, Ltd.	407,293	90,305	0.0%
	Paragon Care, Ltd.	605,641	369,631	0.0%
	Peet, Ltd.	1,846,384	1,803,925	0.1%
	Pendal Group, Ltd.	1,209,577	8,849,674	0.5%
#*	Peninsula Energy, Ltd.	268,623	46,656	0.0%
#	Perpetual, Ltd.	356,426	10,971,349	0.6%
#*	Perseus Mining, Ltd.	7,749,285	2,491,790	0.1%
	Pioneer Credit, Ltd.	158,129	369,827	0.0%
#	Platinum Asset Management, Ltd.	1,290,958	5,484,158	0.3%
*	PMP, Ltd.	2,421,092	420,565	0.0%
#*	Praemium, Ltd.	1,096,330	713,401	0.0%
#	Premier Investments, Ltd.	636,665	7,945,525	0.4%
	Primary Health Care, Ltd.	3,326,526	8,577,748	0.5%
#	Prime Media Group, Ltd.	2,115,465	454,499	0.0%
	Pro Medicus, Ltd.	198,593	1,178,925	0.1%
	PWR Holdings, Ltd.	67,229	134,740	0.0%
	QMS Media, Ltd.	322,350	258,582	0.0%
#	Qube Holdings, Ltd.	4,471,985	7,964,479	0.4%
#*	Quintis, Ltd.	2,130,129	155,766	0.0%
#*	Ramelius Resources, Ltd.	3,502,863	1,516,798	0.1%
	RCR Tomlinson, Ltd.	1,214,629	2,676,950	0.1%
*	Reckon, Ltd.	446,073	320,141	0.0%
#*	Red River Resources, Ltd.	322,302	63,117	0.0%
	Reece, Ltd.	985,597	9,226,889	0.5%
#	Regis Healthcare, Ltd.	1,251,488	3,034,849	0.2%
	Regis Resources, Ltd.	3,227,165	12,289,928	0.6%
	Reject Shop, Ltd. (The)	277,760	1,166,146	0.1%
	Reliance Worldwide Corp., Ltd.	3,364,697	13,320,929	0.7%
#	Resolute Mining, Ltd.	7,575,156	7,226,956	0.4%
#	Retail Food Group, Ltd.	1,339,855	535,935	0.0%
	Ridley Corp., Ltd.	1,707,451	1,737,899	0.1%
*	RPMGlobal Holdings, Ltd.	52,065	23,899	0.0%
	Ruralco Holdings, Ltd.	164,672	373,956	0.0%
#	RXP Services, Ltd.	495,127	177,717	0.0%
	Salmat, Ltd.	645,788	314,150	0.0%
	Sandfire Resources NL	1,330,178	9,006,772	0.5%
*	Saracen Mineral Holdings, Ltd.	7,247,386	11,840,047	0.6%
#	SeaLink Travel Group, Ltd.	189,368	620,854	0.0%
	Select Harvests, Ltd.	688,133	3,508,570	0.2%

42

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Senetas Corp., Ltd.	131,335	$10,665	0.0%
#*	Senex Energy, Ltd.	11,411,198	3,664,680	0.2%
#	Servcorp, Ltd.	348,096	1,070,295	0.1%
	Service Stream, Ltd.	2,120,468	2,368,942	0.1%
	Seven Group Holdings, Ltd.	625,509	8,804,205	0.5%
	Seven West Media, Ltd.	7,785,820	4,832,462	0.3%
#	SG Fleet Group, Ltd.	356,223	973,689	0.1%
	Shine Corporate, Ltd.	15,573	11,186	0.0%
#	Shriro Holdings, Ltd.	148,697	126,481	0.0%
	Sigma Healthcare, Ltd.	8,320,487	4,993,733	0.3%
*	Silex Systems, Ltd.	42,775	6,326	0.0%
#	Silver Chef, Ltd.	138,918	388,589	0.0%
#*	Silver Lake Resources, Ltd.	4,060,760	1,817,632	0.1%
	Sims Metal Management, Ltd.	1,382,214	16,415,850	0.9%
*	Sino Gas & Energy Holdings, Ltd.	5,110,708	850,601	0.0%
	Sirtex Medical, Ltd.	490,548	11,402,418	0.6%
	SmartGroup Corp., Ltd.	598,299	5,166,370	0.3%
	Southern Cross Media Group, Ltd.	3,965,374	3,837,937	0.2%
	Spark Infrastructure Group	9,880,226	16,668,039	0.9%
	SpeedCast International, Ltd.	1,854,862	8,460,819	0.4%
	SRG, Ltd.	6,791	9,165	0.0%
	St Barbara, Ltd.	4,165,437	14,979,516	0.8%
	Steadfast Group, Ltd.	5,017,701	10,427,948	0.5%
*	Strike Energy, Ltd.	1,789,423	191,597	0.0%
*	Sundance Energy Australia, Ltd.	32,443,254	1,820,338	0.1%
	Sunland Group, Ltd.	740,896	995,279	0.1%
#	Super Retail Group, Ltd.	1,288,021	7,715,321	0.4%
#	Superloop, Ltd.	331,524	617,560	0.0%
#*	Syrah Resources, Ltd.	1,570,227	3,357,441	0.2%
#	Tassal Group, Ltd.	1,418,519	4,332,380	0.2%
	Technology One, Ltd.	1,793,577	5,636,854	0.3%
	Thorn Group, Ltd.	744,756	331,099	0.0%
*	Tiger Resources, Ltd.	9,447,997	53,146	0.0%
	Tribune Resources, Ltd.	3,093	15,532	0.0%
#*	Troy Resources, Ltd.	2,360,484	253,968	0.0%
	Villa World, Ltd.	767,485	1,261,535	0.1%
#*	Village Roadshow, Ltd.	836,651	1,429,853	0.1%
#*	Virgin Australia Holdings, Ltd.	11,947,588	1,945,323	0.1%
	Virtus Health, Ltd.	524,539	2,231,886	0.1%
#	Vita Group, Ltd.	454,794	330,303	0.0%
#*	Vocus Group, Ltd.	4,330,071	7,392,640	0.4%
*	Watpac, Ltd.	760,701	396,265	0.0%
#	Webjet, Ltd.	807,424	8,025,188	0.4%
	Webster, Ltd.	92,933	128,422	0.0%
	Western Areas, Ltd.	2,274,784	5,992,675	0.3%
#*	Westgold Resources, Ltd.	1,580,199	2,180,131	0.1%
	Whitehaven Coal, Ltd.	893,117	3,812,474	0.2%
	WiseTech Global, Ltd.	218,848	2,531,899	0.1%
	WorleyParsons, Ltd.	1,170,226	15,115,681	0.8%
	WPP AUNZ, Ltd.	2,476,651	1,849,809	0.1%

43

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Xenith IP Group, Ltd.	9,607	$8,023	0.0%
TOTAL AUSTRALIA			1,107,599,244	57.6%

BERMUDA — (0.0%)
*	HJ Capital International Holdings Co., Ltd.	1,900,000	30,050	0.0%
*	Pine Technology Holdings, Ltd.	326,000	39,435	0.0%
TOTAL BERMUDA			69,485	0.0%

CANADA — (0.0%)
*	Copper Mountain Mining Corp.	57,376	54,775	0.0%

CAYMAN ISLANDS — (0.0%)
	Ceneric Holdings, Ltd.	920,000	32,834	0.0%
#	Honma Gold, Ltd.	150,500	154,321	0.0%
	Morris Holdings, Ltd.	114,000	23,407	0.0%
TOTAL CAYMAN ISLANDS			210,562	0.0%

CHINA — (0.0%)
#	Nanfang Communication Holdings, Ltd.	448,000	322,328	0.0%

HONG KONG — (24.6%)
	13 Holdings, Ltd. (The)	156,750	13,986	0.0%
	Aeon Credit Service Asia Co., Ltd.	752,000	619,258	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	144,317	0.0%
#	Agritrade Resources, Ltd.	20,935,000	3,969,850	0.2%
	Alco Holdings, Ltd.	1,614,000	269,651	0.0%
	Allan International Holdings	32,000	8,388	0.0%
	Allied Group, Ltd.	661,200	4,127,593	0.2%
	Allied Properties HK, Ltd.	12,277,857	2,637,583	0.1%
	Alltronics Holdings, Ltd.	2,500,600	603,849	0.0%
	APAC Resources, Ltd.	2,270,888	352,413	0.0%
#*	Applied Development Holdings, Ltd.	13,510,000	1,137,340	0.1%
	APT Satellite Holdings, Ltd.	3,008,500	1,234,668	0.1%
	Arts Optical International Hldgs, Ltd.	730,000	196,678	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,567,932	0.1%
*	Asia Investment Finance Group, Ltd.	15,652,000	179,379	0.0%
	Asia Pacific Silk Road	2,200,000	42,062	0.0%
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	740,915	0.1%
	Asia Standard Hotel Group, Ltd.	33,851,654	1,998,467	0.1%
#	Asia Standard International Group, Ltd.	13,270,917	3,021,248	0.2%
	Asiasec Properties, Ltd.	398,000	161,479	0.0%
	Associated International Hotels, Ltd.	952,000	2,959,324	0.2%
*	Auto Italia Holdings	1,900,000	19,510	0.0%
	Automated Systems Holdings, Ltd.	404,400	64,807	0.0%
*	Beijing Gas Blue Sky Holdings, Ltd.	992,000	63,142	0.0%
*	BeijingWest Industries International, Ltd.	1,277,600	199,895	0.0%
*	Best Food Holding Co., Ltd.	670,000	116,078	0.0%
	BOC Aviation, Ltd.	145,000	899,801	0.1%
#	BOE Varitronix, Ltd.	3,046,293	1,037,382	0.1%
*	Bonjour Holdings, Ltd.	14,578,600	704,064	0.0%
	Bossini International Holdings, Ltd.	3,699,500	164,882	0.0%
#	Bright Smart Securities & Commodities Group, Ltd.	6,724,000	1,959,812	0.1%

44

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	$720,691	0.0%
*	Brockman Mining, Ltd.	22,810,814	533,098	0.0%
*	Burwill Holdings, Ltd.	35,754,960	1,407,877	0.1%
#	Cafe de Coral Holdings, Ltd.	2,586,000	6,254,991	0.3%
*	Camsing International Holding, Ltd.	2,054,000	1,829,610	0.1%
*	Cash Financial Services Group, Ltd.	2,934,000	52,279	0.0%
*	CCT Land Holdings, Ltd.	18,640,000	23,759	0.0%
#*	CEFC Hong Kong Financial Investment Co., Ltd.	810,000	31,342	0.0%
	Century City International Holdings, Ltd.	6,723,460	624,558	0.0%
#	CGN Mining Co., Ltd.	4,855,000	274,663	0.0%
*	Champion Technology Holdings, Ltd.	669,346	36,260	0.0%
	Chen Hsong Holdings	1,212,000	308,457	0.0%
	Cheuk Nang Holdings, Ltd.	679,350	387,905	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,244,350	0.1%
*	China Baofeng International, Ltd.	22,000	8,362	0.0%
*	China Baoli Technologies Holdings, Ltd.	4,825,000	51,660	0.0%
*	China Best Group Holding, Ltd.	8,500,000	88,713	0.0%
*	China Chuanglian Education Financial Group, Ltd.	5,416,000	56,368	0.0%
	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	425,722	0.0%
*	China Energy Development Holdings, Ltd.	53,782,000	534,955	0.0%
	China Flavors & Fragrances Co., Ltd.	1,771,028	553,548	0.0%
*	China Fortune Financial Group, Ltd.	6,570,000	99,815	0.0%
#	China Goldjoy Group, Ltd.	15,188,000	829,099	0.1%
*	China HKBridge Holdings, Ltd.	103,000	16,648	0.0%
#*	China LNG Group, Ltd.	7,534,001	1,080,393	0.1%
*	China Ludao Technology Co., Ltd.	580,000	98,346	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,359,978	0.1%
	China Motor Bus Co., Ltd.	60,600	748,705	0.1%
#*	China Shandong Hi-Speed Financial Group, Ltd.	2,406,000	82,539	0.0%
*	China Soft Power Technology Holdings, Ltd.	27,378,402	313,521	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,182	0.0%
*	China Star Entertainment, Ltd.	1,900,000	67,515	0.0%
#*	China Strategic Holdings, Ltd.	77,781,250	830,664	0.1%
	China Ting Group Holdings, Ltd.	2,565,151	118,858	0.0%
*	China Tonghai International Financial, Ltd.	1,230,000	131,692	0.0%
#	Chinese Estates Holdings, Ltd.	3,081,000	3,998,713	0.2%
*	Chinlink International Holdings, Ltd.	909,800	102,043	0.0%
	Chinney Investments, Ltd.	1,180,000	476,681	0.0%
	Chong Hing Bank, Ltd.	180,000	348,456	0.0%
	Chow Sang Sang Holdings International, Ltd.	2,419,000	4,623,049	0.3%
	CHTC Fong's Industries Co., Ltd.	42,000	8,151	0.0%
	Chuang's China Investments, Ltd.	8,251,407	567,347	0.0%
	Chuang's Consortium International, Ltd.	7,399,043	1,590,845	0.1%
	CITIC Telecom International Holdings, Ltd.	12,575,125	3,295,311	0.2%
#	CK Life Sciences Intl Holdings, Inc.	23,208,000	1,597,597	0.1%
*	CMMB Vision Holdings, Ltd.	9,204,000	160,351	0.0%
	CNQC International Holdings, Ltd.	3,907,500	1,184,333	0.1%
	CNT Group, Ltd.	8,303,264	400,246	0.0%
*	Common Splendor International Health Industry Group, Ltd.	11,440,000	1,109,105	0.1%
*	Continental Holdings, Ltd.	450,000	6,196	0.0%
#	Convenience Retail Asia, Ltd.	142,000	60,591	0.0%
#*	Convoy Global Holdings, Ltd.	38,622,000	616,822	0.0%

45

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Cosmopolitan International Holdings, Ltd.	2,120,000	$326,282	0.0%
#	Cowell e Holdings, Inc.	3,747,000	809,811	0.1%
*	CP Lotus Corp.	11,880,000	165,636	0.0%
*	Crocodile Garments	2,196,000	220,877	0.0%
	Cross-Harbour Holdings, Ltd. (The)	989,956	1,652,332	0.1%
	CSI Properties, Ltd.	42,546,383	2,480,170	0.1%
*	CST Group, Ltd.	140,296,000	623,872	0.0%
*	Culturecom Holdings, Ltd.	45,000	2,232	0.0%
	CW Group Holdings, Ltd.	2,804,500	157,202	0.0%
	Dah Sing Banking Group, Ltd.	3,961,516	8,289,256	0.4%
	Dah Sing Financial Holdings, Ltd.	1,540,944	8,985,785	0.5%
*	Daohe Global Group, Ltd.	467,000	18,171	0.0%
#	Dickson Concepts International, Ltd.	1,436,000	682,775	0.0%
#*	Digital Domain Holdings, Ltd.	17,490,000	270,953	0.0%
*	DTXS Silk Road Investment Holdings Co., Ltd.	42,000	23,118	0.0%
	Dynamic Holdings, Ltd.	70,000	67,465	0.0%
	Eagle Nice International Holdings, Ltd.	2,114,000	1,032,955	0.1%
	EcoGreen International Group, Ltd.	1,782,640	386,131	0.0%
*	eForce Holdings, Ltd.	7,072,000	181,302	0.0%
*	Elegance Optical International Holdings, Ltd.	542,000	127,156	0.0%
	Emperor Capital Group, Ltd.	31,527,000	2,003,939	0.1%
	Emperor Entertainment Hotel, Ltd.	4,825,000	1,044,619	0.1%
	Emperor International Holdings, Ltd.	9,506,753	2,756,422	0.2%
	Emperor Watch & Jewellery, Ltd.	28,650,000	1,748,148	0.1%
#	Enerchina Holdings, Ltd.	6,359,700	367,741	0.0%
*	Energy International Investments Holdings, Ltd.	680,000	21,659	0.0%
*	ENM Holdings, Ltd.	14,680,000	1,881,497	0.1%
#*	Esprit Holdings, Ltd.	15,285,850	4,744,441	0.3%
*	eSun Holdings, Ltd.	4,444,000	706,735	0.0%
*	Eternity Investment, Ltd.	830,000	19,014	0.0%
	Fairwood Holdings, Ltd.	781,100	2,984,332	0.2%
	Far East Consortium International, Ltd.	10,197,463	6,060,691	0.3%
*	Far East Holdings International, Ltd.	1,911,000	140,967	0.0%
#*	FIH Mobile, Ltd.	23,091,000	3,584,079	0.2%
	First Pacific Co., Ltd.	11,026,000	5,307,314	0.3%
*	First Shanghai Investments, Ltd.	6,944,000	529,983	0.0%
	Fountain SET Holdings, Ltd.	6,200,000	923,706	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	274,985	0.0%
*	Freeman FinTech Corp., Ltd.	71,680,000	802,115	0.1%
#	Future Bright Holdings, Ltd.	3,288,000	452,145	0.0%
*	Future World Financial Holdings, Ltd.	205,723	3,346	0.0%
*	G-Resources Group, Ltd.	184,149,600	2,086,188	0.1%
*	GCL New Energy Holdings, Ltd.	7,472,000	304,099	0.0%
	Get Nice Financial Group, Ltd.	2,530,600	333,732	0.0%
#	Get Nice Holdings, Ltd.	51,222,000	1,822,535	0.1%
	Giordano International, Ltd.	11,982,000	7,535,726	0.4%
#*	Global Brands Group Holding, Ltd.	42,738,000	2,551,261	0.1%
	Glorious Sun Enterprises, Ltd.	4,328,000	452,034	0.0%
	Gold Peak Industries Holdings, Ltd.	3,029,642	343,681	0.0%
#*	Gold-Finance Holdings, Ltd.	9,410,000	3,189,593	0.2%
	Golden Resources Development International, Ltd.	3,330,500	190,927	0.0%
#*	Good Resources Holdings, Ltd.	9,720,000	256,847	0.0%

46

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Goodbaby International Holdings, Ltd.	4,251,000	$2,570,726	0.1%
*	GR Properties, Ltd.	2,018,000	214,453	0.0%
	Great Eagle Holdings, Ltd.	728,248	3,550,838	0.2%
*	Greenheart Group, Ltd.	1,069,400	125,003	0.0%
*	Greentech Technology International, Ltd.	6,240,000	83,453	0.0%
*	Group Sense International, Ltd.	3,810,000	246,829	0.0%
	Guangnan Holdings, Ltd.	2,363,600	267,603	0.0%
#	Guotai Junan International Holdings, Ltd.	25,907,797	5,584,009	0.3%
#	Haitong International Securities Group, Ltd.	18,231,067	8,281,556	0.4%
	Hang Lung Group, Ltd.	91,000	254,798	0.0%
	Hanison Construction Holdings, Ltd.	2,405,649	440,993	0.0%
*	Hao Tian Development Group, Ltd.	19,412,400	666,555	0.0%
	Harbour Centre Development, Ltd.	935,500	1,824,429	0.1%
	High Fashion International, Ltd.	250,000	59,772	0.0%
	HIN Sang Group International Holding Co., Ltd.	74,000	10,572	0.0%
#	HKBN, Ltd.	4,635,500	7,130,575	0.4%
	HKR International, Ltd.	6,201,536	3,795,886	0.2%
	Hoifu Energy Group, Ltd.	1,884,000	242,536	0.0%
	Hon Kwok Land Investment Co., Ltd.	388,800	216,543	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	157,200	1,367,109	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	866,300	968,823	0.1%
#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,762,000	664,871	0.0%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	107,439	0.0%
#*	Hong Kong Television Network, Ltd.	4,183,751	1,556,593	0.1%
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,203,845	4,560,295	0.2%
	Hongkong Chinese, Ltd.	5,038,000	847,471	0.1%
	Hop Hing Group Holdings, Ltd.	13,596,000	300,616	0.0%
	Hopewell Holdings, Ltd.	3,604,500	12,343,329	0.7%
#*	Hsin Chong Group Holdings, Ltd.	10,323,403	86,318	0.0%
#	Huarong International Financial Holdings, Ltd.	732,000	130,520	0.0%
#*	Huarong Investment Stock Corp., Ltd.	1,050,000	59,361	0.0%
*	Huisheng International Holdings, Ltd.	2,408,000	68,922	0.0%
	Hung Hing Printing Group, Ltd.	2,872,000	636,995	0.0%
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,228,000	4,306,949	0.2%
*	I-CABLE Communications, Ltd.	1,030,000	16,081	0.0%
	IGG, Inc.	8,369,000	10,652,014	0.6%
*	Imagi International Holdings, Ltd.	2,142,300	249,865	0.0%
	International Housewares Retail Co., Ltd.	1,044,000	227,259	0.0%
	IPE Group, Ltd.	3,345,000	567,687	0.0%
#*	IRC, Ltd.	29,662,266	504,216	0.0%
	IT, Ltd.	4,590,532	3,272,584	0.2%
#	ITC Properties Group, Ltd.	5,940,836	1,958,247	0.1%
	Jacobson Pharma Corp., Ltd.	1,534,000	360,960	0.0%
	Johnson Electric Holdings, Ltd.	2,713,250	7,901,443	0.4%
	Kader Holdings Co., Ltd.	788,000	134,250	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	172,417	0.0%
	Karrie International Holdings, Ltd.	2,278,000	333,304	0.0%
#	Keck Seng Investments	878,600	738,227	0.1%
	Kerry Logistics Network, Ltd.	3,110,500	4,336,091	0.2%
	Kin Yat Holdings, Ltd.	130,000	42,514	0.0%
	Kingmaker Footwear Holdings, Ltd.	2,200,955	557,480	0.0%
	Kowloon Development Co., Ltd.	2,625,000	2,952,454	0.2%

47

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Kwan On Holdings, Ltd.	2,340,000	$257,951	0.0%
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,103	0.0%
	L'Occitane International SA	1,375,500	2,268,511	0.1%
	Lai Sun Development Co., Ltd.	1,952,410	3,254,949	0.2%
	Lai Sun Garment International, Ltd.	673,055	1,006,677	0.1%
	Lam Soon Hong Kong, Ltd.	302,310	563,087	0.0%
*	Landing International Development, Ltd.	139,820,000	2,127,472	0.1%
	Landsea Green Group Co., Ltd.	2,544,000	314,530	0.0%
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	160,500	65,876	0.0%
#*	LEAP Holdings Group, Ltd.	5,160,000	555,755	0.0%
	Lifestyle International Holdings, Ltd.	2,741,000	5,804,481	0.3%
	Lippo China Resources, Ltd.	20,922,000	551,195	0.0%
	Lippo, Ltd.	1,161,700	557,764	0.0%
	Liu Chong Hing Investment, Ltd.	1,353,200	2,135,675	0.1%
	Luk Fook Holdings International, Ltd.	3,359,000	13,875,297	0.7%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	157,414	0.0%
	Lung Kee Bermuda Holdings	1,609,875	817,965	0.1%
#	Macau Legend Development, Ltd.	18,092,000	2,971,870	0.2%
	Magnificent Hotel Investment, Ltd.	13,170,000	327,519	0.0%
*	Man Sang International, Ltd.	132,000	7,829	0.0%
#	Man Wah Holdings, Ltd.	14,185,600	11,103,779	0.6%
#*	Mason Group Holdings, Ltd.	75,073,399	1,251,424	0.1%
#*	Master Glory Group, Ltd.(BYTP1T9)	50,100,592	343,283	0.0%
*	Master Glory Group, Ltd.(BYTP1T9)	394,860	2,667	0.0%
	Matrix Holdings, Ltd.	1,067,414	362,520	0.0%
*	Maxnerva Technology Services, Ltd.	982,000	151,627	0.0%
*	Mei Ah Entertainment Group, Ltd.	1,080,000	33,965	0.0%
	Meilleure Health International Industry Group, Ltd.	2,118,000	102,223	0.0%
	Melbourne Enterprises, Ltd.	39,500	1,001,695	0.1%
	Melco International Development, Ltd.	98,000	300,625	0.0%
#	Microport Scientific Corp.	2,266,000	2,733,923	0.2%
*	Midas International Holdings, Ltd.	8,740,000	277,838	0.0%
	Midland Holdings, Ltd.	5,254,000	1,420,993	0.1%
*	Midland IC&I, Ltd.	2,591,000	107,443	0.0%
	Ming Fai International Holdings, Ltd.	2,148,000	292,585	0.0%
	Miramar Hotel & Investment	1,047,000	1,971,974	0.1%
	Modern Dental Group, Ltd.	2,131,000	506,854	0.0%
*	Mongolian Mining Corp.	17,058,500	279,268	0.0%
	NagaCorp, Ltd.	12,168,000	11,020,277	0.6%
	Nameson Holdings, Ltd.	6,032,000	904,912	0.1%
	Nanyang Holdings, Ltd.	133,500	965,380	0.1%
	National Electronic Hldgs	2,668,600	394,150	0.0%
*	National United Resources Holdings, Ltd.	18,280,000	61,977	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	250,028	0.0%
*	New Century Group Hong Kong, Ltd.	13,351,464	225,824	0.0%
*	NEW Concepts Holdings, Ltd.	1,012,000	450,628	0.0%
*	New Sports Group, Ltd.	2,186,000	252,396	0.0%
*	New Times Energy Corp., Ltd.	10,056,600	192,405	0.0%
#*	Newocean Energy Holdings, Ltd.	8,220,000	1,674,887	0.1%
*	Newtree Group Holdings, Ltd.	8,728,000	643,760	0.0%
*	Next Digital, Ltd.	3,875,183	103,659	0.0%
*	Nimble Holdings Co., Ltd.	1,002,000	129,808	0.0%

48

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Nine Express, Ltd.	198,000	$7,557	0.0%
*	OCI International Holdings, Ltd.	56,000	8,836	0.0%
	On Time Logistics Holdings, Ltd.	104,000	55,144	0.0%
#	OP Financial, Ltd.	5,208,000	2,059,260	0.1%
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	663,335	0.0%
	Orient Overseas International, Ltd.	1,123,000	10,931,357	0.6%
	Oriental Watch Holdings	3,224,800	1,034,036	0.1%
*	Pacific Andes International Holdings, Ltd.	19,435,067	67,875	0.0%
*	Pacific Basin Shipping, Ltd.	33,812,000	9,241,516	0.5%
	Pacific Textiles Holdings, Ltd.	6,776,000	5,754,276	0.3%
	Pak Fah Yeow International, Ltd.	5,000	2,194	0.0%
	Paliburg Holdings, Ltd.	3,180,830	1,356,181	0.1%
#*	Paradise Entertainment, Ltd.	3,652,000	422,565	0.0%
	PC Partner Group, Ltd.	1,798,000	1,430,390	0.1%
*	Pearl Oriental Oil, Ltd.	11,849,400	187,375	0.0%
	Pegasus International Holdings, Ltd.	226,000	30,976	0.0%
	Perfect Shape Beauty Technology, Ltd.	2,088,000	421,996	0.0%
#	Pico Far East Holdings, Ltd.	5,886,000	2,382,167	0.1%
	Playmates Holdings, Ltd.	7,082,000	963,704	0.1%
	Playmates Toys, Ltd.	6,328,000	652,354	0.0%
	Plover Bay Technologies, Ltd.	2,192,000	364,734	0.0%
#	Pokfulam Development Co.	234,000	547,573	0.0%
	Polytec Asset Holdings, Ltd.	11,473,526	964,859	0.1%
*	PT International Development Co., Ltd.	4,365,150	288,953	0.0%
	Public Financial Holdings, Ltd.	3,166,000	1,351,623	0.1%
*	PuraPharm Corp., Ltd.	137,000	44,985	0.0%
*	PYI Corp., Ltd.	29,673,973	558,134	0.0%
	Qianhai Health Holdings, Ltd.	1,077,499	10,141	0.0%
*	Quali-Smart Holdings, Ltd.	152,000	10,057	0.0%
#*	Realord Group Holdings, Ltd.	3,492,000	2,091,478	0.1%
	Regal Hotels International Holdings, Ltd.	2,915,800	1,812,770	0.1%
*	Regent Pacific Group, Ltd.	9,670,000	496,534	0.0%
#	Regina Miracle International Holdings, Ltd.	2,067,000	1,605,346	0.1%
	SA SA International Holdings, Ltd.	12,668,429	8,025,943	0.4%
	Safety Godown Co., Ltd.	400,000	842,022	0.1%
	SAS Dragon Holdings, Ltd.	2,182,000	721,205	0.0%
#	SEA Holdings, Ltd.	1,669,523	2,325,332	0.1%
#	Shenwan Hongyuan HK, Ltd.	4,291,250	1,137,741	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	28,454	0.0%
	Shun Ho Property Investments, Ltd.	1,254,757	444,318	0.0%
	Shun Tak Holdings, Ltd.	13,739,419	5,607,156	0.3%
#*	Shunten International Holdings, Ltd.	6,064,000	251,030	0.0%
*	Silver base Group Holdings, Ltd.	6,545,515	472,849	0.0%
*	Sincere Watch Hong Kong, Ltd.	4,450,000	63,343	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	243,671	0.0%
	Singamas Container Holdings, Ltd.	12,870,000	1,799,809	0.1%
	SIS International Holdings	34,000	19,686	0.0%
	SITC International Holdings Co., Ltd.	3,929,000	4,377,090	0.2%
#	Sitoy Group Holdings, Ltd.	1,735,000	382,006	0.0%
*	Sky Light Holdings, Ltd.	721,000	67,706	0.0%
#	SmarTone Telecommunications Holdings, Ltd.	4,045,980	4,171,986	0.2%
*	SOCAM Development, Ltd.	2,446,771	684,809	0.0%

49

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#*	Solartech International Holdings, Ltd.	18,880,000	$3,028,337	0.2%
*	Solomon Systech International, Ltd.	11,680,000	482,945	0.0%
	Soundwill Holdings, Ltd.	632,000	1,042,086	0.1%
*	South China Financial Holdings, Ltd.	21,850,000	83,249	0.0%
*	South China Holdings Co., Ltd.	17,774,503	560,598	0.0%
*	South Sea Petroleum Holdings, Ltd.	1,920,000	10,266	0.0%
	Stella International Holdings, Ltd.	2,040,500	2,514,638	0.1%
	Stelux Holdings International, Ltd.	3,011,400	151,177	0.0%
	Strong Petrochemical Holdings, Ltd.	1,418,000	157,312	0.0%
*	Success Universe Group, Ltd.	6,716,000	256,437	0.0%
#*	Summit Ascent Holdings, Ltd.	8,540,000	816,633	0.1%
	Sun Hing Vision Group Holdings, Ltd.	358,000	145,029	0.0%
	Sun Hung Kai & Co., Ltd.	5,113,429	2,870,793	0.2%
	SUNeVision Holdings, Ltd.	140,000	82,713	0.0%
	Sunwah Kingsway Capital Holdings, Ltd.	9,312,500	113,757	0.0%
*	Synergy Group Holdings International, Ltd.	450,000	99,953	0.0%
	TAI Cheung Holdings, Ltd.	2,143,000	2,428,998	0.1%
	Tai Sang Land Development, Ltd.	781,910	503,827	0.0%
*	Talent Property Group, Ltd.	14,355,000	200,612	0.0%
#	Tan Chong International, Ltd.	1,176,000	434,415	0.0%
#	Tao Heung Holdings, Ltd.	1,468,000	248,647	0.0%
#	Television Broadcasts, Ltd.	2,513,000	7,947,942	0.4%
*	Termbray Industries International Holdings, Ltd.	2,304,900	142,527	0.0%
	Tern Properties Co., Ltd.	51,200	31,902	0.0%
#	Texwinca Holdings, Ltd.	7,082,000	3,020,729	0.2%
*	Theme International Holdings, Ltd.	3,620,000	81,820	0.0%
#	Tian Teck Land, Ltd.	1,024,000	1,214,733	0.1%
	TK Group Holdings, Ltd.	882,000	753,108	0.1%
*	Tom Group, Ltd.	1,386,000	370,256	0.0%
#	Town Health International Medical Group, Ltd.	6,692,000	220,747	0.0%
	Tradelink Electronic Commerce, Ltd.	5,670,000	887,104	0.1%
	Transport International Holdings, Ltd.	1,400,541	4,015,516	0.2%
*	Trinity, Ltd.	8,046,000	878,961	0.1%
*	TSC Group Holdings, Ltd.	3,163,000	233,722	0.0%
#	Tsui Wah Holdings, Ltd.	3,970,000	500,550	0.0%
	Union Medical Healthcare, Ltd.	1,330,097	913,153	0.1%
#	United Laboratories International Holdings, Ltd. (The)	6,090,000	6,332,157	0.3%
*	Universal Technologies Holdings, Ltd.	7,410,000	264,473	0.0%
*	Universe International Financial Holdings, Ltd.	405,000	33,579	0.0%
*	Up Energy Development Group, Ltd.	3,929,000	12,119	0.0%
	Upbest Group, Ltd.	72,000	9,498	0.0%
*	Value Convergence Holdings, Ltd.	5,376,000	908,848	0.1%
#	Value Partners Group, Ltd.	6,886,000	5,414,395	0.3%
	Vanke Property Overseas, Ltd.	49,000	29,437	0.0%
	Vantage International Holdings, Ltd.	3,160,000	326,488	0.0%
	Vedan International Holdings, Ltd.	3,576,000	347,262	0.0%
*	Victory City International Holdings, Ltd.	33,141,660	556,116	0.0%
	Vitasoy International Holdings, Ltd.	5,691,000	18,183,928	1.0%
#	VPower Group International Holdings, Ltd.	1,196,000	491,271	0.0%
*	VS International Group, Ltd.	1,022,000	21,403	0.0%
#	VSTECS Holdings, Ltd.	5,793,600	2,895,474	0.2%
	VTech Holdings, Ltd.	1,076,800	12,411,023	0.7%
50

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Wai Kee Holdings, Ltd.	7,558,738	$3,825,252	0.2%
*	Wan Kei Group Holdings, Ltd.	625,000	97,203	0.0%
	Wang On Group, Ltd.	23,260,000	316,703	0.0%
#*	We Solutions, Ltd.	736,000	110,212	0.0%
	Win Hanverky Holdings, Ltd.	2,938,000	254,290	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	171,791	0.0%
	Wing On Co. International, Ltd.	759,000	2,765,521	0.2%
	Wing Tai Properties, Ltd.	2,127,331	1,792,599	0.1%
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	209,405	0.0%
	Wong's International Holdings, Ltd.	737,641	279,733	0.0%
	Wong's Kong King International	322,000	46,700	0.0%
	Yangtzekiang Garment, Ltd.	592,500	217,696	0.0%
#*	Yat Sing Holdings, Ltd.	1,385,000	50,029	0.0%
	Yau Lee Holdings, Ltd.	424,000	75,565	0.0%
	Yeebo International Holdings, Ltd.	2,436,000	563,100	0.0%
	YGM Trading, Ltd.	447,000	358,641	0.0%
	YT Realty Group, Ltd.	749,000	233,545	0.0%
	Yugang International, Ltd.	90,818,000	2,480,340	0.1%
#*	Yunfeng Financial Group, Ltd.	360,000	220,087	0.0%
*	ZH International Holdings, Ltd.	280,000	8,801	0.0%
TOTAL HONG KONG			509,480,538	26.5%

NEW ZEALAND — (5.2%)
*	a2 Milk Co., Ltd.	729,635	5,650,970	0.3%
	Abano Healthcare Group, Ltd.	32,855	195,837	0.0%
	Air New Zealand, Ltd.	947,745	2,036,489	0.1%
#	Arvida Group, Ltd.	377,153	326,823	0.0%
	Briscoe Group, Ltd.	2,235	5,376	0.0%
#	CBL Corp., Ltd.	52,334	84,272	0.0%
#	Chorus, Ltd.	2,364,083	6,689,767	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	783,285	0.0%
	Comvita, Ltd.	22,618	90,103	0.0%
	EBOS Group, Ltd.	449,499	5,461,957	0.3%
	Evolve Education Group, Ltd.	36,611	14,384	0.0%
#	Freightways, Ltd.	960,640	5,084,560	0.3%
#	Genesis Energy, Ltd.	1,498,445	2,475,827	0.1%
#	Gentrack Group, Ltd.	40,949	197,440	0.0%
	Hallenstein Glasson Holdings, Ltd.	247,244	796,356	0.0%
	Heartland Bank, Ltd.	1,297,373	1,492,447	0.1%
#	Infratil, Ltd.	3,364,517	7,696,659	0.4%
	Investore Property, Ltd.	60,299	60,941	0.0%
	Kathmandu Holdings, Ltd.	729,158	1,437,390	0.1%
	Mainfreight, Ltd.	517,867	9,745,774	0.5%
	Methven, Ltd.	96,877	67,720	0.0%
#	Metlifecare, Ltd.	675,137	2,861,635	0.2%
#	Metro Performance Glass, Ltd.	76,447	48,154	0.0%
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	848,407	0.1%
*	New Zealand Oil & Gas, Ltd.	40,254	16,352	0.0%
	New Zealand Refining Co., Ltd. (The)	726,793	1,200,938	0.1%
	NZME, Ltd.(BD310N3)	16,366	9,191	0.0%
	NZME, Ltd.(BD5W4X2)	945,851	548,508	0.0%

51

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
#	NZX, Ltd.	1,036,968	$793,397	0.0%
*	Pacific Edge, Ltd.	442,720	86,889	0.0%
#	PGG Wrightson, Ltd.	1,054,162	470,541	0.0%
	Port of Tauranga, Ltd.	1,908,907	6,590,116	0.3%
*	Pushpay Holdings, Ltd.	253,183	716,036	0.0%
	Restaurant Brands New Zealand, Ltd.	608,221	3,212,346	0.2%
*	Rubicon, Ltd.	1,442,620	283,390	0.0%
	Sanford Ltd/NZ	382,357	1,988,212	0.1%
	Scales Corp., Ltd.	210,802	661,363	0.0%
	Scott Technology, Ltd.	45,734	108,444	0.0%
#	Skellerup Holdings, Ltd.	700,304	943,270	0.1%
#	SKY Network Television, Ltd.	2,080,268	3,659,711	0.2%
	SKYCITY Entertainment Group, Ltd.	4,817,514	13,170,835	0.7%
	Steel & Tube Holdings, Ltd.	441,625	433,414	0.0%
#	Summerset Group Holdings, Ltd.	904,403	4,683,534	0.3%
#*	Synlait Milk, Ltd.	187,523	1,451,462	0.1%
#	Tegel Group Holdings, Ltd.	202,323	160,337	0.0%
	Tilt Renewables, Ltd.	87,581	122,627	0.0%
#	Tourism Holdings, Ltd.	501,527	2,258,046	0.1%
*	Tower, Ltd.	887,040	462,577	0.0%
	Trade Me Group, Ltd.	1,797,165	5,666,870	0.3%
#	Trustpower, Ltd.	153,767	588,251	0.0%
	Turners Automotive Group, Ltd.	13,182	28,558	0.0%
	Vector, Ltd.	1,198,563	2,750,596	0.1%
	Vista Group International, Ltd.	66,825	173,304	0.0%
#	Warehouse Group, Ltd. (The)	698,604	974,053	0.1%
TOTAL NEW ZEALAND			108,365,741	5.6%

SINGAPORE — (9.1%)
*	Abterra, Ltd.	230,320	6,593	0.0%
	Accordia Golf Trust	3,736,300	1,685,267	0.1%
#	AEM Holdings, Ltd.	1,579,000	1,297,639	0.1%
	Amara Holdings, Ltd.	974,800	368,705	0.0%
	Ascendas India Trust	2,502,000	1,854,181	0.1%
*	ASL Marine Holdings, Ltd.	148,950	10,375	0.0%
	Baker Technology, Ltd.	289,580	107,117	0.0%
#	Banyan Tree Holdings, Ltd.	1,145,200	445,268	0.0%
#	Best World International, Ltd.	2,527,050	2,293,827	0.1%
#	Bonvests Holdings, Ltd.	950,000	926,683	0.1%
	Boustead Projects, Ltd.	497,612	296,183	0.0%
	Boustead Singapore, Ltd.	1,848,036	1,057,306	0.1%
#	BreadTalk Group, Ltd.	1,856,800	1,618,384	0.1%
#	Bukit Sembawang Estates, Ltd.	1,014,203	4,301,043	0.2%
	Bund Center Investment, Ltd.	659,825	327,861	0.0%
#	Centurion Corp., Ltd.	1,207,600	384,144	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,459,399	2,667,039	0.2%
	China Sunsine Chemical Holdings, Ltd.	1,091,500	1,238,054	0.1%
#	Chip Eng Seng Corp., Ltd.	3,729,600	2,295,528	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	845,994	0.1%
#	CITIC Envirotech, Ltd.	1,456,400	587,594	0.0%
#*	Cityneon Holdings, Ltd.	511,100	352,014	0.0%

52

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Civmec, Ltd.	162,700	$67,455	0.0%
	ComfortDelGro Corp., Ltd.	2,383,200	4,101,446	0.2%
#*	COSCO Shipping International Singapore Co., Ltd.	7,627,500	2,087,634	0.1%
#*	Creative Technology, Ltd.	372,100	1,521,314	0.1%
#	CSE Global, Ltd.	3,815,400	1,202,998	0.1%
	Del Monte Pacific, Ltd.	2,449,764	319,341	0.0%
	Delfi, Ltd.	788,500	725,531	0.1%
#*	Delong Holdings, Ltd.	99,800	384,058	0.0%
	DMX Technologies Group, Ltd.	2,096,000	30,261	0.0%
	Duty Free International, Ltd.	720,700	105,545	0.0%
*	Dyna-Mac Holdings, Ltd.	2,007,300	180,837	0.0%
	Elec & Eltek International Co., Ltd.	163,500	228,283	0.0%
	EnGro Corp., Ltd.	287,900	187,059	0.0%
#*	Ezion Holdings, Ltd.	23,232,278	1,537,116	0.1%
#*	Ezra Holdings, Ltd.	14,272,823	216,769	0.0%
	Far East Orchard, Ltd.	1,110,085	1,082,408	0.1%
#	First Resources, Ltd.	4,909,700	5,611,122	0.3%
	First Sponsor Group, Ltd.	484,727	441,015	0.0%
#	Food Empire Holdings, Ltd.	1,418,200	681,015	0.0%
#*	Fragrance Group, Ltd.	6,077,000	659,817	0.0%
	Fraser and Neave, Ltd.	8,000	11,311	0.0%
#	Frencken Group, Ltd.	1,066,300	362,577	0.0%
	Fu Yu Corp., Ltd.	2,542,400	311,313	0.0%
#*	Gallant Venture, Ltd.	4,992,500	486,015	0.0%
#	Geo Energy Resources, Ltd.	3,495,800	551,446	0.0%
	GK Goh Holdings, Ltd.	1,484,065	1,100,788	0.1%
	GL, Ltd.	3,431,500	1,974,902	0.1%
	Golden Agri-Resources, Ltd.	24,684,500	5,511,537	0.3%
#	Golden Energy & Resources, Ltd.	603,700	154,723	0.0%
	GP Industries, Ltd.	2,567,609	1,309,716	0.1%
#	GuocoLand, Ltd.	1,394,514	2,077,978	0.1%
#	Halcyon Agri Corp., Ltd.	1,718,048	648,608	0.0%
	Hanwell Holdings, Ltd.	1,888,219	290,285	0.0%
#	Haw Par Corp., Ltd.	172,500	1,698,716	0.1%
#	Health Management International, Ltd.	1,542,930	673,929	0.0%
#	Hi-P International, Ltd.	1,409,500	1,223,010	0.1%
#	Hiap Hoe, Ltd.	498,000	323,809	0.0%
	Ho Bee Land, Ltd.	1,611,600	2,800,097	0.2%
	Hong Fok Corp., Ltd.	3,531,394	1,735,080	0.1%
	Hong Leong Asia, Ltd.	896,300	590,607	0.0%
#	Hong Leong Finance, Ltd.	487,400	946,343	0.1%
	Hotel Grand Central, Ltd.	1,531,768	1,536,602	0.1%
	Hour Glass, Ltd. (The)	1,814,832	852,057	0.1%
	Hutchison Port Holdings Trust	11,795,400	3,292,014	0.2%
	Hwa Hong Corp., Ltd.	2,123,500	513,921	0.0%
#	Hyflux, Ltd.	3,707,700	185,385	0.0%
#	iFAST Corp., Ltd.	626,900	486,662	0.0%
#	Indofood Agri Resources, Ltd.	3,498,500	551,597	0.0%
	InnoTek, Ltd.	166,400	43,691	0.0%
	Isetan Singapore, Ltd.	119,000	327,223	0.0%
#	Japfa, Ltd.	2,880,000	1,337,979	0.1%
#	k1 Ventures, Ltd.	1,005,220	72,302	0.0%

53

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Keppel Infrastructure Trust	10,629,632	$4,055,269	0.2%
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,464,821	0.1%
	Koh Brothers Group, Ltd.	1,432,000	299,423	0.0%
#	KSH Holdings, Ltd.	1,278,300	608,724	0.0%
	Lee Metal Group, Ltd.	137,900	42,509	0.0%
#	Lian Beng Group, Ltd.	2,611,200	966,119	0.1%
	Low Keng Huat Singapore, Ltd.	912,900	412,679	0.0%
#	Lum Chang Holdings, Ltd.	1,094,030	276,935	0.0%
#	M1, Ltd.	2,933,300	3,440,329	0.2%
#	Mandarin Oriental International, Ltd.	1,237,200	2,881,511	0.2%
#*	Marco Polo Marine, Ltd.	3,322,500	73,019	0.0%
#	Memtech International, Ltd.	177,700	163,467	0.0%
	Metro Holdings, Ltd.	2,806,592	2,342,424	0.1%
	Mewah International, Inc.	89,000	18,308	0.0%
	Micro-Mechanics Holdings, Ltd.	300	393	0.0%
#*	Midas Holdings, Ltd.	9,974,000	1,054,133	0.1%
#*	mm2 Asia, Ltd.	1,848,300	595,493	0.0%
*	Nam Cheong, Ltd.	6,557,040	18,288	0.0%
	Nera Telecommunications, Ltd.	1,143,400	264,221	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	274,019	0.0%
#	NSL, Ltd.	409,900	385,285	0.0%
#	OUE, Ltd.	2,104,300	2,408,020	0.1%
#	Oxley Holdings, Ltd.	4,732,756	1,438,765	0.1%
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	253,257	0.0%
	Pan-United Corp., Ltd.	2,435,750	554,160	0.0%
	Penguin International, Ltd.	446,032	114,229	0.0%
	Perennial Real Estate Holdings, Ltd.	148,900	92,228	0.0%
#	Q&M Dental Group Singapore, Ltd.	2,269,300	849,358	0.1%
	QAF, Ltd.	1,414,056	948,737	0.1%
#*	Raffles Education Corp., Ltd.	5,429,723	687,389	0.0%
#	Raffles Medical Group, Ltd.	5,741,678	4,249,937	0.2%
	RHT Health Trust	3,131,500	1,780,643	0.1%
	Riverstone Holdings, Ltd.	1,246,300	913,977	0.1%
#	Roxy-Pacific Holdings, Ltd.	454,640	161,467	0.0%
	SBS Transit, Ltd.	926,200	1,767,609	0.1%
#	SembCorp Marine, Ltd.	2,913,100	4,339,482	0.2%
	Sheng Siong Group, Ltd.	4,605,200	3,578,110	0.2%
	SHS Holdings, Ltd.	2,304,100	389,597	0.0%
	SIA Engineering Co., Ltd.	973,800	2,242,721	0.1%
#	SIIC Environment Holdings, Ltd.	4,783,320	1,472,553	0.1%
#	Sinarmas Land, Ltd.	6,897,100	1,537,560	0.1%
#	Sing Holdings, Ltd.	1,623,100	504,130	0.0%
	Sing Investments & Finance, Ltd.	324,075	365,897	0.0%
	Singapore Post, Ltd.	11,539,300	10,655,436	0.6%
#	Singapore Press Holdings, Ltd.	7,169,400	13,662,451	0.7%
	Singapore Reinsurance Corp., Ltd.	1,514,530	349,492	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	337,227	0.0%
	Singapura Finance, Ltd.	348,124	248,656	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	4,336,435	650,542	0.0%
	Stamford Land Corp., Ltd.	3,188,100	1,122,710	0.1%
	StarHub, Ltd.	3,686,000	4,484,200	0.2%
	Straco Corp., Ltd.	130,000	73,447	0.0%

54

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Sunningdale Tech, Ltd.	1,117,560	$1,044,401	0.1%
*	SunVic Chemical Holdings, Ltd.	841,445	13,781	0.0%
#*	Swiber Holdings, Ltd.	2,895,250	43,349	0.0%
#*	Thomson Medical Group, Ltd.	4,294,500	251,287	0.0%
*	Tiong Woon Corp. Holding, Ltd.	228,100	51,079	0.0%
#	Tuan Sing Holdings, Ltd.	4,868,495	1,460,263	0.1%
#	UMS Holdings, Ltd.	3,502,675	2,121,289	0.1%
	United Engineers, Ltd.	3,318,328	6,838,099	0.4%
	United Industrial Corp., Ltd.	155,269	370,099	0.0%
	United Overseas Insurance, Ltd.	181,850	920,758	0.1%
	UOB-Kay Hian Holdings, Ltd.	2,086,021	1,943,660	0.1%
	UPP Holdings, Ltd.	3,076,900	498,045	0.0%
#	Valuetronics Holdings, Ltd.	2,410,850	1,172,023	0.1%
	Vibrant Group, Ltd.	2,058,620	496,254	0.0%
	Vicom, Ltd.	119,500	533,145	0.0%
	Wee Hur Holdings, Ltd.	2,769,000	458,991	0.0%
	Wheelock Properties Singapore, Ltd.	1,997,800	2,386,740	0.1%
	Wing Tai Holdings, Ltd.	3,551,467	5,180,307	0.3%
	Xinghua Port Holdings, Ltd.	2,435,750	297,502	0.0%
	Yeo Hiap Seng, Ltd.	223,731	165,786	0.0%
	YHI International, Ltd.	176,200	58,159	0.0%
#*	Yongnam Holdings, Ltd.	2,917,700	577,720	0.0%
	Zhongmin Baihui Retail Group, Ltd.	26,900	16,486	0.0%
TOTAL SINGAPORE			189,090,625	9.9%
TOTAL COMMON STOCKS			1,915,193,298	99.6%
RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	oOh!media, Ltd.	266,500	—	0.0%

HONG KONG — (0.0%)
*	Champion Technology Holdings, Ltd. 07/11/18	432,127	2,258	0.0%
*	Enerchina Holdings, Ltd. 07/13/18	6,002,700	3,826	0.0%
*	GR Properties, Ltd. 07/16/18	795,000	3,040	0.0%
TOTAL HONG KONG			9,124	0.0%

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	7,554,827	—	0.0%

55

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
* Thomson Medical Group, Ltd. Warrants 04/24/19	8,589,000	$18,912	0.0%
TOTAL SINGAPORE		18,912	0.0%
TOTAL RIGHTS/WARRANTS		28,036	0.0%
TOTAL INVESTMENT SECURITIES		1,915,221,334

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	14,062,831	162,721,016	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,011,387,179)^^		$2,077,942,350	108.1%

56

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,316	$1,107,500,928	—	$1,107,599,244
Bermuda	—	69,485	—	69,485
Canada	54,775	—	—	54,775
Cayman Islands	32,834	177,728	—	210,562
China	—	322,328	—	322,328
Hong Kong	826,376	508,654,162	—	509,480,538
New Zealand	—	108,365,741	—	108,365,741
Singapore	23,079	189,067,546	—	189,090,625
Rights/Warrants
Hong Kong	—	9,124	—	9,124
Singapore	—	18,912	—	18,912
Securities Lending Collateral	—	162,721,016	—	162,721,016
TOTAL	$1,035,380	$2,076,906,970	—	$2,077,942,350

57

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (96.3%)
Consumer Discretionary — (23.1%)
	4imprint Group P.L.C.	109,708	$2,491,273	0.1%
	888 Holdings P.L.C.	1,581,390	5,625,466	0.2%
	AA P.L.C.	3,246,551	5,311,772	0.2%
	B&M European Value Retail SA	3,912,624	20,785,287	0.9%
	Bellway P.L.C.	702,602	27,756,848	1.2%
	Bloomsbury Publishing P.L.C.	311,604	968,532	0.0%
	Bovis Homes Group P.L.C.	933,629	14,077,000	0.6%
	Card Factory P.L.C.	1,228,787	3,189,883	0.1%
*	Carpetright P.L.C.	406,341	153,946	0.0%
#	Centaur Media P.L.C.	537,905	340,205	0.0%
	Cineworld Group P.L.C.	6,296,220	21,975,849	0.9%
	Connect Group P.L.C.	1,312,384	537,122	0.0%
	Countryside Properties P.L.C.	1,337,928	6,061,061	0.3%
	Crest Nicholson Holdings P.L.C.	1,693,312	8,685,668	0.4%
#	Daily Mail & General Trust P.L.C.	1,699,883	16,600,324	0.7%
#	Debenhams P.L.C.	6,862,458	1,348,149	0.1%
	DFS Furniture P.L.C.	914,660	2,480,979	0.1%
	Dignity P.L.C.	288,661	3,828,044	0.2%
	Dixons Carphone P.L.C.	5,013,241	12,302,590	0.5%
	Domino's Pizza Group P.L.C.	2,666,094	12,167,865	0.5%
	Dunelm Group P.L.C.	506,904	3,371,045	0.1%
*	EI Group P.L.C.	3,254,622	6,248,254	0.3%
	Entertainment One, Ltd.	1,789,090	8,652,481	0.4%
	Euromoney Institutional Investor P.L.C.	274,153	4,841,631	0.2%
*	Findel P.L.C.	239,314	886,314	0.0%
	Fuller Smith & Turner P.L.C. Class A	140,561	1,757,788	0.1%
*	Future P.L.C.	44,467	306,233	0.0%
*	GAME Digital P.L.C.	15,397	7,801	0.0%
	Games Workshop Group P.L.C.	160,103	6,312,897	0.3%
#	Greene King P.L.C.	1,857,398	14,069,916	0.6%
	Greggs P.L.C.	594,391	7,795,027	0.3%
	GVC CVR	6,643,757	949,585	0.0%
	GVC Holdings P.L.C.	1,893,627	26,185,011	1.1%
	Gym Group P.L.C. (The)	561,443	2,044,487	0.1%
	Halfords Group P.L.C.	1,287,580	5,880,518	0.2%
	Headlam Group P.L.C.	470,006	3,032,361	0.1%
	Henry Boot P.L.C.	456,365	1,762,561	0.1%
	Hollywood Bowl Group P.L.C.	134,532	403,759	0.0%
	Hostelworld Group P.L.C.	162,607	675,927	0.0%
	Huntsworth P.L.C.	1,160,709	1,843,657	0.1%
	Inchcape P.L.C.	2,685,031	27,603,499	1.1%
	Informa P.L.C.	2,557,081	28,107,633	1.2%
	ITE Group P.L.C.	1,532,117	1,615,444	0.1%
	J D Wetherspoon P.L.C.	481,928	8,000,151	0.3%
*	Jackpotjoy P.L.C.	326,591	4,131,879	0.2%
	JD Sports Fashion P.L.C.	2,289,045	13,263,812	0.5%
#	John Menzies P.L.C.	476,199	3,930,948	0.2%
	Lookers P.L.C.	1,879,684	2,688,233	0.1%
	Marston's P.L.C.	4,299,273	5,635,288	0.2%
	McCarthy & Stone P.L.C.	1,806,265	2,331,876	0.1%
	Merlin Entertainments P.L.C.	2,913,087	14,852,934	0.6%

58

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	995,879	$6,966,465	0.3%
	Mitchells & Butlers P.L.C.	1,316,012	4,505,225	0.2%
	MJ Gleeson P.L.C.	197,852	2,066,415	0.1%
#*	Mothercare P.L.C.	771,640	303,267	0.0%
	Motorpoint group P.L.C.	31,635	96,857	0.0%
	N Brown Group P.L.C.	1,083,230	2,418,433	0.1%
*	Ocado Group P.L.C.	2,765,277	37,371,053	1.6%
#	On the Beach Group P.L.C.	602,035	3,970,877	0.2%
	Pendragon P.L.C.	7,409,563	2,390,617	0.1%
	Pets at Home Group P.L.C.	1,657,371	2,827,646	0.1%
	Photo-Me International P.L.C.	1,345,530	1,808,228	0.1%
	Playtech P.L.C.	1,673,885	16,598,006	0.7%
	Rank Group P.L.C.	866,364	2,180,097	0.1%
	Redrow P.L.C.	1,446,739	10,163,765	0.4%
	Restaurant Group P.L.C. (The)	1,185,444	4,390,050	0.2%
	Revolution Bars Group P.L.C.	17,764	34,111	0.0%
	Sportech P.L.C.	408,363	439,853	0.0%
*	Sports Direct International P.L.C.	1,322,983	6,960,569	0.3%
	SSP Group P.L.C.	2,417,539	20,171,146	0.8%
	St. Ives P.L.C.	839,218	1,137,047	0.0%
	STV Group P.L.C.	4,868	28,632	0.0%
	Superdry P.L.C.	347,061	5,129,407	0.2%
	Tarsus Group P.L.C.	235,829	887,366	0.0%
	Ted Baker P.L.C.	158,643	4,501,834	0.2%
	Thomas Cook Group P.L.C.	8,687,680	12,310,960	0.5%
	Topps Tiles P.L.C.	925,429	783,013	0.0%
	Trinity Mirror P.L.C.	1,782,656	1,802,677	0.1%
	Vitec Group P.L.C. (The)	181,545	3,135,996	0.1%
	WH Smith P.L.C.	687,183	18,088,069	0.8%
	William Hill P.L.C.	5,838,359	23,318,239	1.0%
Total Consumer Discretionary			572,662,733	23.8%

Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	677,750	6,147,447	0.3%
	Anglo-Eastern Plantations P.L.C.	107,628	980,123	0.0%
	Britvic P.L.C.	1,368,941	14,037,039	0.6%
	Carr's Group P.L.C.	343,111	665,099	0.0%
	Cranswick P.L.C.	306,315	13,603,631	0.6%
	Dairy Crest Group P.L.C.	934,749	6,048,706	0.2%
	Devro P.L.C.	968,275	2,544,538	0.1%
	Greencore Group P.L.C.	3,643,038	8,919,881	0.4%
	Hilton Food Group P.L.C.	120,812	1,586,882	0.1%
	McBride P.L.C.	1,090,323	1,920,872	0.1%
	McColl's Retail Group P.L.C.	115,965	320,656	0.0%
*	Premier Foods P.L.C.	4,937,259	2,460,559	0.1%
	PZ Cussons P.L.C.	1,596,632	4,740,504	0.2%
*	REA Holdings P.L.C.	50,639	228,275	0.0%
	Stock Spirits Group P.L.C.	1,032,160	3,097,260	0.1%
	Tate & Lyle P.L.C.	2,817,200	23,975,381	1.0%
	Tesco P.L.C.	3,743,058	12,664,991	0.5%
Total Consumer Staples			103,941,844	4.3%

59

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (4.9%)
	Anglo Pacific Group P.L.C.	886,534	$1,668,775	0.1%
#*	Cairn Energy P.L.C.	3,823,357	12,554,228	0.5%
*	EnQuest P.L.C.	6,334,413	2,937,223	0.1%
*	Gulf Keystone Petroleum, Ltd.	1,105,255	3,646,025	0.1%
*	Gulf Marine Services P.L.C.	122,883	67,720	0.0%
*	Hunting P.L.C.	897,941	9,180,214	0.4%
	James Fisher & Sons P.L.C.	278,743	6,425,688	0.3%
	John Wood Group P.L.C.	3,103,490	25,628,620	1.0%
*	Lamprell P.L.C.	1,219,262	1,517,613	0.1%
*	Nostrum Oil & Gas P.L.C.	184,064	469,044	0.0%
*	Ophir Energy P.L.C.	4,489,031	2,991,751	0.1%
	Petrofac, Ltd.	1,465,190	11,255,660	0.5%
*	Premier Oil P.L.C.	4,783,713	8,088,982	0.3%
	Soco International P.L.C.	1,265,317	1,609,639	0.1%
	Stobart Group, Ltd.	1,402,374	4,248,587	0.2%
*	Tullow Oil P.L.C.	8,841,053	28,447,315	1.2%
Total Energy			120,737,084	5.0%

Financials — (14.9%)
#	Arrow Global Group P.L.C.	964,887	3,073,044	0.1%
	Ashmore Group P.L.C.	2,065,004	10,124,232	0.4%
	Bank of Georgia Group P.L.C.	236,037	5,854,088	0.2%
	Beazley P.L.C.	3,286,678	25,327,129	1.1%
	Brewin Dolphin Holdings P.L.C.	1,701,698	7,954,261	0.3%
	Charles Stanley Group P.L.C.	122,025	606,935	0.0%
#	Charles Taylor P.L.C.	206,958	857,680	0.0%
	Chesnara P.L.C.	717,229	3,419,990	0.1%
	Close Brothers Group P.L.C.	947,184	18,490,763	0.8%
	CMC Markets P.L.C.	680,129	1,783,452	0.1%
#	CYBG P.L.C.	4,059,115	17,005,637	0.7%
	esure Group P.L.C.	1,683,935	4,815,573	0.2%
*	Georgia Capital P.L.C.	236,037	3,208,552	0.1%
	Hansard Global P.L.C.	16,468	13,124	0.0%
	Hastings Group Holdings P.L.C.	1,122,422	3,761,287	0.2%
	Hiscox, Ltd.	1,516,230	30,429,204	1.3%
	IG Group Holdings P.L.C.	2,208,193	25,038,841	1.0%
	Intermediate Capital Group P.L.C.	1,502,893	21,772,260	0.9%
	International Personal Finance P.L.C.	1,264,200	3,396,210	0.1%
#*	IP Group P.L.C.	2,198,731	3,665,620	0.2%
	Jardine Lloyd Thompson Group P.L.C.	774,776	13,086,112	0.6%
	Jupiter Fund Management P.L.C.	2,350,436	13,780,400	0.6%
	Just Group P.L.C.	3,520,684	6,261,030	0.3%
	Lancashire Holdings, Ltd.	1,282,678	9,584,870	0.4%
	Man Group P.L.C.	10,726,074	24,864,262	1.0%
#*	Metro Bank P.L.C.	58,108	2,472,133	0.1%
	NEX Group P.L.C.	1,743,102	23,562,831	1.0%
	Non-Standard Finance P.L.C.	215,168	173,196	0.0%
	OneSavings Bank P.L.C.	919,906	4,964,117	0.2%
	Paragon Banking Group P.L.C.	1,686,186	10,631,502	0.4%
	Phoenix Group Holdings	2,294,926	20,436,362	0.9%
*	Provident Financial P.L.C.	353,503	2,789,125	0.1%

60

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Rathbone Brothers P.L.C.	270,774	$9,239,694	0.4%
	River & Mercantile Group P.L.C.	10,512	37,072	0.0%
	S&U P.L.C.	20,417	687,229	0.0%
	Saga P.L.C.	5,752,086	9,515,938	0.4%
	TP ICAP P.L.C.	3,254,964	18,059,271	0.8%
	Virgin Money Holdings UK P.L.C.	1,617,711	7,788,463	0.3%
	Waterloo Investment Holdings, Ltd.	4,000	206	0.0%
Total Financials			368,531,695	15.3%

Health Care — (3.3%)
*	BTG P.L.C.	2,027,017	13,756,875	0.6%
	Cambian Group P.L.C.	559,761	1,121,721	0.0%
#*	Circassia Pharmaceuticals P.L.C.	498,540	552,866	0.0%
	Consort Medical P.L.C.	283,200	4,447,824	0.2%
	Dechra Pharmaceuticals P.L.C.	146,225	5,351,425	0.2%
	Genus P.L.C.	275,910	9,570,261	0.4%
	Hikma Pharmaceuticals P.L.C.	557,610	10,998,618	0.5%
*	Indivior P.L.C.	4,141,064	20,852,311	0.9%
	Integrated Diagnostics Holdings P.L.C.	330,094	1,520,859	0.1%
	Mediclinic International P.L.C.	317,838	2,201,932	0.1%
	Spire Healthcare Group P.L.C.	1,285,215	4,238,886	0.2%
	UDG Healthcare P.L.C.	314,515	3,417,939	0.1%
*	Vectura Group P.L.C.	3,637,945	3,738,852	0.1%
Total Health Care			81,770,369	3.4%

Industrials — (25.4%)
	Aggreko P.L.C.	1,404,819	12,500,599	0.5%
	Air Partner P.L.C.	253,425	369,904	0.0%
	Alumasc Group P.L.C. (The)	573	1,021	0.0%
	Avon Rubber P.L.C.	163,246	3,077,417	0.1%
	Babcock International Group P.L.C.	2,030,798	21,819,845	0.9%
	Balfour Beatty P.L.C.	4,202,276	15,684,423	0.7%
	BBA Aviation P.L.C.	6,807,360	30,539,017	1.3%
	Biffa P.L.C.	500,241	1,643,199	0.1%
	Bodycote P.L.C.	1,208,134	15,550,307	0.6%
	Braemar Shipping Services P.L.C.	141,381	482,893	0.0%
	Capita P.L.C.	4,141,438	8,704,737	0.4%
#	Carillion P.L.C.	2,236,594	333,016	0.0%
	Castings P.L.C.	157,637	852,460	0.0%
	Chemring Group P.L.C.	1,688,550	4,957,226	0.2%
	Clarkson P.L.C.	137,976	4,179,896	0.2%
	Clipper Logistics P.L.C.	123,060	685,425	0.0%
*	Cobham P.L.C.	13,168,767	22,267,363	0.9%
	Communisis P.L.C.	1,085,623	763,549	0.0%
	Costain Group P.L.C.	628,638	3,645,642	0.2%
	De La Rue P.L.C.	662,727	4,866,282	0.2%
#*	Dialight P.L.C.	102,467	679,865	0.0%
	Diploma P.L.C.	674,382	11,632,451	0.5%
*	Firstgroup P.L.C.	7,315,687	8,013,928	0.3%
*	Flybe Group P.L.C.	616,871	332,362	0.0%
	G4S P.L.C.	937,231	3,301,327	0.1%

61

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Galliford Try P.L.C.	644,891	$7,403,527	0.3%
	Go-Ahead Group P.L.C.	260,989	5,452,653	0.2%
	Goodwin P.L.C.	383	9,651	0.0%
#	Grafton Group P.L.C.	1,383,469	14,495,529	0.6%
	Harvey Nash Group P.L.C.	29,146	44,993	0.0%
	Hays P.L.C.	9,271,765	22,768,642	0.9%
	Hogg Robinson Group P.L.C.	182,016	286,749	0.0%
	HomeServe P.L.C.	1,540,342	18,218,966	0.8%
	Howden Joinery Group P.L.C.	4,166,656	29,382,942	1.2%
	IMI P.L.C.	1,419,616	21,125,342	0.9%
#*	Interserve P.L.C.	924,810	774,152	0.0%
	IWG P.L.C.	3,471,531	14,588,014	0.6%
	John Laing Group P.L.C.	1,789,254	6,486,364	0.3%
	Keller Group P.L.C.	464,193	6,192,114	0.3%
#	Kier Group P.L.C.	581,723	7,357,125	0.3%
	Management Consulting Group P.L.C.(BFWFZT1)	1,541,807	35,609	0.0%
*	Management Consulting Group P.L.C.(0197902)	788,035	28,725	0.0%
	Mears Group P.L.C.	751,984	3,391,926	0.1%
	Meggitt P.L.C.	4,709,380	30,560,089	1.3%
	Melrose Industries P.L.C.	7,350,451	20,567,029	0.9%
#	Mitie Group P.L.C.	2,122,246	4,367,040	0.2%
	Morgan Advanced Materials P.L.C.	1,627,460	7,007,538	0.3%
	Morgan Sindall Group P.L.C.	227,954	4,322,138	0.2%
	National Express Group P.L.C.	2,765,560	14,602,429	0.6%
	Norcros P.L.C.	96,501	272,979	0.0%
	Northgate P.L.C.	831,898	4,454,608	0.2%
	Pagegroup P.L.C.	2,035,829	15,095,725	0.6%
	PayPoint P.L.C.	339,717	4,185,371	0.2%
	Polypipe Group P.L.C.	1,210,218	6,132,254	0.3%
	Porvair P.L.C.	13,575	87,368	0.0%
	QinetiQ Group P.L.C.	3,422,552	12,147,094	0.5%
	Renewi P.L.C.	4,064,738	4,183,775	0.2%
#*	Renold P.L.C.	193,435	73,189	0.0%
	Rentokil Initial P.L.C.	210,086	968,629	0.0%
	Ricardo P.L.C.	291,419	3,695,527	0.2%
	Robert Walters P.L.C.	381,498	3,538,423	0.1%
	Rotork P.L.C.	5,076,151	22,356,136	0.9%
	Royal Mail P.L.C.	1,051,386	6,994,790	0.3%
	RPS Group P.L.C.	1,379,834	4,662,551	0.2%
	Senior P.L.C.	2,564,606	10,253,537	0.4%
*	Serco Group P.L.C.	70,112	91,392	0.0%
	Severfield P.L.C.	1,267,641	1,432,253	0.1%
	SIG P.L.C.	3,729,465	6,847,233	0.3%
	Speedy Hire P.L.C.	2,890,361	2,400,458	0.1%
	Spirax-Sarco Engineering P.L.C.	198,612	17,031,687	0.7%
	Stagecoach Group P.L.C.	2,187,163	4,071,514	0.2%
	Sthree P.L.C.	580,839	2,791,588	0.1%
	T Clarke P.L.C.	147,457	157,299	0.0%
	Travis Perkins P.L.C.	1,220,434	22,869,324	1.0%
	Trifast P.L.C.	479,609	1,560,377	0.1%
#	Tyman P.L.C.	767,211	3,334,658	0.1%
	Ultra Electronics Holdings P.L.C.	434,847	9,460,607	0.4%

62

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Vesuvius P.L.C.	1,477,677	$11,615,921	0.5%
*	Volex P.L.C.	307,047	302,779	0.0%
	Volution Group P.L.C.	256,540	665,372	0.0%
	Vp P.L.C.	159,998	2,175,963	0.1%
	Weir Group P.L.C. (The)	449,075	11,793,716	0.5%
	Wilmington P.L.C.	334,384	1,063,211	0.0%
	Wincanton P.L.C.	708,602	2,428,975	0.1%
*	Wizz Air Holdings P.L.C.	129,496	6,132,393	0.3%
	XP Power, Ltd.	87,624	4,068,060	0.2%
Total Industrials			627,750,176	26.1%

Information Technology — (8.9%)
	Auto Trader Group P.L.C.	5,234,600	29,336,755	1.2%
	AVEVA Group P.L.C.	416,682	14,734,636	0.6%
	Computacenter P.L.C.	408,069	7,774,440	0.3%
	DiscoverIE Group P.L.C.	375,540	2,157,703	0.1%
	Electrocomponents P.L.C.	2,880,341	28,714,885	1.2%
	Equiniti Group P.L.C.	1,581,682	5,133,981	0.2%
	FDM Group Holdings P.L.C.	188,153	2,430,284	0.1%
	Fidessa Group P.L.C.	217,048	11,055,706	0.5%
	Gocompare.Com Group P.L.C.	1,751,211	3,019,482	0.1%
	Halma P.L.C.	919,045	16,548,605	0.7%
	Kainos Group P.L.C.	169,970	896,568	0.0%
	Moneysupermarket.com Group P.L.C.	2,650,925	11,003,953	0.5%
	NCC Group P.L.C.	1,389,618	3,739,206	0.2%
	Oxford Instruments P.L.C.	314,473	4,150,180	0.2%
	Renishaw P.L.C.	226,970	15,822,318	0.7%
	Rightmove P.L.C.	224,417	15,687,294	0.6%
	RM P.L.C.	336,909	991,085	0.0%
	SDL P.L.C.	437,707	2,499,144	0.1%
	Softcat P.L.C.	609,319	6,147,949	0.3%
	Spectris P.L.C.	560,293	19,250,757	0.8%
	Spirent Communications P.L.C.	3,394,920	5,194,411	0.2%
	TT Electronics P.L.C.	914,635	2,929,642	0.1%
	Xaar P.L.C.	386,193	1,215,786	0.1%
	ZPG P.L.C.	1,526,071	9,812,922	0.4%
Total Information Technology			220,247,692	9.2%

Materials — (6.5%)
*	Acacia Mining P.L.C.	900,534	1,487,672	0.1%
*	Carclo P.L.C.	238,794	254,308	0.0%
	Centamin P.L.C.	6,191,392	9,707,699	0.4%
	DS Smith P.L.C.	309,944	2,123,632	0.1%
	Elementis P.L.C.	2,827,931	9,408,321	0.4%
	Essentra P.L.C.	1,552,921	9,831,633	0.4%
	Evraz P.L.C.	1,584,820	10,577,763	0.4%
	Ferrexpo P.L.C.	1,750,724	4,209,650	0.2%
	Forterra P.L.C.	886,556	3,583,743	0.1%
*	Gem Diamonds, Ltd.	679,902	1,088,783	0.0%
	Hill & Smith Holdings P.L.C.	460,382	8,955,639	0.4%
	Hochschild Mining P.L.C.	1,550,805	3,892,926	0.2%

63

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Ibstock P.L.C.	2,225,573	$8,769,578	0.4%
* KAZ Minerals P.L.C.	1,231,175	13,608,138	0.6%
#* Lonmin P.L.C.	1,584,135	877,819	0.0%
Low & Bonar P.L.C.	1,194,255	764,107	0.0%
Marshalls P.L.C.	1,166,348	6,255,345	0.2%
#* Petra Diamonds, Ltd.	5,332,777	3,951,920	0.2%
* Petropavlovsk P.L.C.	13,841,290	1,453,089	0.1%
RPC Group P.L.C.	2,358,548	23,221,527	1.0%
Synthomer P.L.C.	1,603,807	11,113,285	0.4%
Vedanta Resources P.L.C.	464,934	3,945,372	0.2%
Victrex P.L.C.	570,786	21,852,327	0.9%
Zotefoams P.L.C.	93,537	647,348	0.0%
Total Materials		161,581,624	6.7%

Real Estate — (2.4%)
Capital & Counties Properties P.L.C.	4,280,670	16,192,611	0.7%
CLS Holdings P.L.C.	420,198	1,266,025	0.1%
* Countrywide P.L.C.	772,337	383,966	0.0%
Daejan Holdings P.L.C.	42,790	3,311,698	0.1%
Foxtons Group P.L.C.	1,145,927	857,529	0.0%
Grainger P.L.C.	2,874,831	11,657,400	0.5%
Harworth Group P.L.C.	30,680	51,013	0.0%
Helical P.L.C.	654,139	2,927,140	0.1%
LSL Property Services P.L.C.	385,663	1,354,204	0.1%
* Raven Russia, Ltd.	992,414	580,416	0.0%
Savills P.L.C.	859,723	9,849,752	0.4%
St. Modwen Properties P.L.C.	1,239,753	6,861,266	0.3%
U & I Group P.L.C.	818,567	2,484,654	0.1%
Urban & Civic P.L.C.	100,452	456,998	0.0%
Total Real Estate		58,234,672	2.4%

Telecommunication Services — (1.0%)
Inmarsat P.L.C.	2,371,810	17,150,940	0.7%
KCOM Group P.L.C.	3,365,144	4,307,587	0.2%
# TalkTalk Telecom Group P.L.C.	2,658,372	3,669,914	0.1%
Total Telecommunication Services		25,128,441	1.0%

Utilities — (1.7%)
Drax Group P.L.C.	2,584,977	11,150,309	0.5%
Pennon Group P.L.C.	2,384,512	24,937,307	1.0%
Telecom Plus P.L.C.	340,923	5,053,715	0.2%
Total Utilities		41,141,331	1.7%
TOTAL COMMON STOCKS		2,381,727,661	98.9%

RIGHTS/WARRANTS — (0.1%)
* ITE Group P.L.C.	2,681,205	845,707	0.1%

64

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
* Phoenix Group Holdings	1,070,965	$2,333,252	0.1%
TOTAL RIGHTS/WARRANTS		3,178,959	0.2%
TOTAL INVESTMENT SECURITIES		2,384,906,620

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
§@ DFA Short Term Investment Fund	7,773,575	89,948,037	3.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,121,931,552)^^		$2,474,854,657	102.8%
TOTAL INVESTMENT SECURITIES		—

65

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$572,662,733	—	$572,662,733
Consumer Staples	—	103,941,844	—	103,941,844
Energy	—	120,737,084	—	120,737,084
Financials	$3,208,552	365,323,143	—	368,531,695
Health Care	—	81,770,369	—	81,770,369
Industrials	35,609	627,714,567	—	627,750,176
Information Technology	—	220,247,692	—	220,247,692
Materials	—	161,581,624	—	161,581,624
Real Estate	—	58,234,672	—	58,234,672
Telecommunication Services	—	25,128,441	—	25,128,441
Utilities	—	41,141,331	—	41,141,331
Rights/Warrants	—	3,178,959	—	3,178,959
Securities Lending Collateral	—	89,948,037	—	89,948,037
TOTAL	$3,244,161	$2,471,610,496	—	$2,474,854,657

66

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.8%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	18,567	$1,909,296	0.0%
	ANDRITZ AG	351,021	18,604,563	0.3%
	Atrium European Real Estate, Ltd.	842,447	3,817,341	0.1%
#	Austria Technologie & Systemtechnik AG	162,266	2,997,308	0.1%
	CA Immobilien Anlagen AG	456,686	15,211,928	0.3%
#	DO & CO AG	44,189	2,616,118	0.1%
	EVN AG	223,351	4,164,359	0.1%
#*	FACC AG	160,236	2,976,152	0.1%
	Flughafen Wien AG	21,758	810,143	0.0%
#	IMMOFINANZ AG	552,079	13,121,779	0.2%
	Josef Manner & Co. AG	870	65,639	0.0%
	Kapsch TrafficCom AG	33,915	1,528,908	0.0%
	Lenzing AG	80,886	9,736,641	0.2%
	Mayr Melnhof Karton AG	50,709	6,838,861	0.1%
	Oberbank AG	44,604	4,584,407	0.1%
	Oesterreichische Post AG	202,551	9,230,698	0.2%
#	Palfinger AG	93,230	3,526,619	0.1%
#	POLYTEC Holding AG	103,266	1,478,484	0.0%
#	Porr AG	69,512	2,337,727	0.0%
	Raiffeisen Bank International AG	227,251	6,962,817	0.1%
#	Rosenbauer International AG	19,459	1,067,255	0.0%
	S IMMO AG	345,038	6,732,626	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	70,751	8,491,694	0.1%
#*	Semperit AG Holding	68,546	1,271,010	0.0%
	Strabag SE	105,913	4,144,358	0.1%
	Telekom Austria AG	952,927	7,936,742	0.1%
	UBM Development AG	12,744	606,549	0.0%
#	UNIQA Insurance Group AG	884,255	8,123,909	0.1%
	Verbund AG	258,436	8,339,714	0.1%
	Vienna Insurance Group AG Wiener Versicherung Gruppe	219,230	5,963,615	0.1%
	Wienerberger AG	617,965	15,414,315	0.3%
#	Zumtobel Group AG	173,368	1,325,543	0.0%
TOTAL AUSTRIA			181,937,118	3.1%

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	150,650	25,900,831	0.4%
*	AGFA-Gevaert NV	1,218,771	5,108,244	0.1%
#*	Argenx SE	59,756	5,027,626	0.1%
	Atenor	14,161	792,901	0.0%
	Banque Nationale de Belgique	87	276,261	0.0%
	Barco NV	67,758	8,270,229	0.1%
#	Bekaert SA	227,640	7,375,804	0.1%
#*	Biocartis NV	178,269	2,534,550	0.1%
	bpost SA	503,661	7,949,767	0.1%
#*	Celyad SA	42,198	1,247,697	0.0%
	Cie d'Entreprises CFE	48,913	6,046,144	0.1%
#	Cie Immobiliere de Belgique SA	16,692	1,023,848	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	623,817	0.0%
	D'ieteren SA	156,145	6,483,262	0.1%
	Deceuninck NV	409,000	1,248,157	0.0%

67

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	Econocom Group SA	753,960	$4,144,629	0.1%
	Elia System Operator SA	171,886	10,684,480	0.2%
#	Euronav NV	822,415	7,537,289	0.1%
	EVS Broadcast Equipment SA	75,122	1,720,753	0.0%
#*	Exmar NV	199,925	1,413,382	0.0%
	Fagron	262,019	4,468,518	0.1%
*	Galapagos NV(B07MXC1)	84,250	7,766,682	0.1%
*	Galapagos NV(B07Q2V5)	220,186	20,278,569	0.4%
	Gimv NV	83,859	5,106,458	0.1%
#*	Ion Beam Applications	115,719	3,083,563	0.1%
	Jensen-Group NV	18,696	752,899	0.0%
	Kinepolis Group NV	94,699	5,995,672	0.1%
#	Lotus Bakeries	1,534	4,279,579	0.1%
#*	MDxHealth	228,398	1,025,984	0.0%
	Melexis NV	113,154	10,475,415	0.2%
#*	Nyrstar NV	745,540	3,985,204	0.1%
#	Ontex Group NV	485,473	10,639,996	0.2%
	Orange Belgium SA	179,876	3,031,475	0.1%
	Picanol	28,690	2,957,333	0.1%
	Recticel SA	262,300	2,975,149	0.1%
	Resilux	5,665	942,302	0.0%
*	Roularta Media Group NV	18,421	461,692	0.0%
	Sioen Industries NV	50,085	1,584,869	0.0%
	Sipef SA	34,715	2,413,962	0.1%
	TER Beke SA	3,419	666,496	0.0%
*	Tessenderlo Group SA	213,754	8,322,090	0.1%
*	ThromboGenics NV	221,951	1,825,227	0.0%
	Umicore SA	636,211	36,319,648	0.6%
	Van de Velde NV	35,498	1,288,008	0.0%
*	Viohalco SA	583,796	2,334,150	0.0%
TOTAL BELGIUM			248,390,611	4.2%

DENMARK — (5.1%)
#*	ALK-Abello A.S.	39,582	6,595,627	0.1%
	Alm Brand A.S.	562,935	5,516,972	0.1%
	Ambu A.S. Class B	919,394	30,927,952	0.5%
	Arkil Holding A.S. Class B	504	95,542	0.0%
*	Bang & Olufsen A.S.	256,627	5,553,307	0.1%
	BankNordik P/F	10,800	186,203	0.0%
#*	Bavarian Nordic A.S.	204,295	6,004,879	0.1%
	Brodrene Hartmann A.S.	16,148	945,792	0.0%
#	Columbus A.S.	403,176	959,148	0.0%
#*	D/S Norden A.S.	215,682	3,811,228	0.1%
	DFDS A.S.	306,367	19,500,742	0.3%
	Djurslands Bank A.S.	8,970	332,516	0.0%
	FLSmidth & Co. A.S.	270,276	16,126,352	0.3%
	Fluegger A.S. Class B	4,198	241,147	0.0%
#	GN Store Nord A.S.	927,706	42,151,407	0.7%
	Gronlandsbanken A.S.	1,125	106,048	0.0%
#*	H+H International A.S. Class B	104,835	1,652,552	0.0%
	Harboes Bryggeri A.S. Class B	17,239	231,718	0.0%
68

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
#	IC Group A.S.	43,335	$1,087,404	0.0%
	ISS A.S.	113,324	3,881,567	0.1%
	Jeudan A.S.	7,005	1,082,216	0.0%
	Jyske Bank A.S.	480,586	26,268,780	0.5%
	Lan & Spar Bank	4,981	374,970	0.0%
#	Matas A.S.	232,851	1,887,734	0.0%
*	Nilfisk Holding A.S.	182,797	8,901,016	0.2%
#*	NKT A.S.	206,194	5,617,174	0.1%
#	NNIT A.S.	71,616	1,779,891	0.0%
	Parken Sport & Entertainment A.S.	34,515	429,532	0.0%
	Per Aarsleff Holding A.S.	132,008	4,660,587	0.1%
	Ringkjoebing Landbobank A.S.	151,843	8,487,007	0.2%
	Roblon A.S. Class B	2,700	129,243	0.0%
	Rockwool International A.S. Class A	455	158,990	0.0%
	Rockwool International A.S. Class B	50,421	19,654,396	0.3%
	Royal Unibrew A.S.	282,513	22,450,725	0.4%
	RTX A.S.	47,989	1,434,779	0.0%
*	Santa Fe Group A.S.	127,806	574,295	0.0%
	Scandinavian Tobacco Group A.S. Class A	193,795	2,923,950	0.1%
	Schouw & Co., A.S.	81,456	7,178,154	0.1%
	SimCorp A.S.	244,707	19,764,006	0.3%
	Solar A.S. Class B	37,199	2,319,945	0.0%
	Spar Nord Bank A.S.	517,144	5,527,039	0.1%
	Sydbank A.S.	504,857	17,306,622	0.3%
#	Tivoli A.S.	9,776	1,011,229	0.0%
#*	TK Development A.S.	600,824	646,586	0.0%
	Topdanmark A.S.	491,266	21,454,164	0.4%
	TORM P.L.C.	61,314	481,843	0.0%
	United International Enterprises	10,336	2,386,051	0.1%
*	Vestjysk Bank A.S.	1,501,522	564,212	0.0%
*	Zealand Pharma A.S.	168,265	2,208,247	0.0%
TOTAL DENMARK			333,571,486	5.6%

FINLAND — (6.1%)
#*	Afarak Group Oyj	316,672	373,463	0.0%
#	Ahlstrom-Munksjo Oyj	131,933	2,379,737	0.0%
	Aktia Bank Oyj	276,103	2,637,439	0.1%
	Alandsbanken Abp Class B	21,354	337,793	0.0%
	Alma Media Oyj	128,167	986,900	0.0%
	Amer Sports Oyj	834,004	26,224,519	0.4%
	Apetit Oyj	19,668	306,108	0.0%
	Aspo Oyj	92,762	993,548	0.0%
	Atria Oyj	77,412	938,661	0.0%
#*	BasWare Oyj	56,551	2,371,439	0.0%
#	Bittium Oyj	192,448	1,115,657	0.0%
	Cargotec Oyj Class B	268,259	13,535,401	0.2%
#*	Caverion Oyj	658,056	4,675,092	0.1%
#	Citycon Oyj	2,564,059	5,541,476	0.1%
	Cramo Oyj	233,641	5,421,954	0.1%
	Digia Oyj	69,731	216,465	0.0%
	Elisa Oyj	682,183	31,515,064	0.5%

69

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	F-Secure Oyj	631,341	$2,765,916	0.1%
	Finnair Oyj	487,004	5,249,878	0.1%
	Fiskars Oyj Abp	204,753	4,633,393	0.1%
	Glaston Oyj Abp	46,084	25,076	0.0%
	HKScan Oyj Class A	257,744	865,666	0.0%
#	Huhtamaki Oyj	686,194	25,304,485	0.4%
	Ilkka-Yhtyma Oyj	61,503	222,708	0.0%
	Kemira Oyj	720,055	9,552,034	0.2%
	Kesko Oyj Class A	40,561	2,304,611	0.0%
	Kesko Oyj Class B	480,249	29,333,082	0.5%
	Konecranes Oyj	430,648	17,671,098	0.3%
	Lassila & Tikanoja Oyj	203,941	3,913,307	0.1%
#	Lehto Group Oyj	125,068	1,446,982	0.0%
	Metsa Board Oyj	1,405,419	15,843,325	0.3%
	Metso Oyj	757,257	25,258,396	0.4%
	Nokian Renkaat Oyj	811,148	31,941,340	0.5%
	Olvi Oyj Class A	89,529	3,311,145	0.1%
	Oriola Oyj Class A	6,054	21,285	0.0%
#	Oriola Oyj Class B	850,962	3,032,027	0.1%
#	Orion Oyj Class A	123,563	3,640,403	0.1%
	Orion Oyj Class B	277,622	7,466,648	0.1%
#	Outokumpu Oyj	2,921,503	18,094,611	0.3%
*	Outotec Oyj	1,238,541	9,820,266	0.2%
#	Pihlajalinna Oyj	75,233	988,726	0.0%
	Ponsse Oyj	69,106	2,423,640	0.0%
#	Poyry Oyj	191,815	1,348,944	0.0%
*	QT Group Oyj	55,899	436,769	0.0%
	Raisio Oyj Class V	714,910	3,030,968	0.1%
	Ramirent Oyj	529,368	5,604,858	0.1%
	Rapala VMC Oyj	109,543	435,933	0.0%
	Raute Oyj Class A	2,644	97,741	0.0%
	Revenio Group Oyj	112,930	2,017,349	0.0%
	Sanoma Oyj	749,458	7,587,086	0.1%
#	SRV Group OYJ	66,041	204,284	0.0%
*	Stockmann Oyj Abp Class A	49,045	226,123	0.0%
#*	Stockmann Oyj Abp Class B	189,838	888,015	0.0%
	Technopolis Oyj	956,192	4,294,205	0.1%
	Teleste Oyj	51,693	433,374	0.0%
	Tieto Oyj	355,339	11,483,565	0.2%
#	Tikkurila Oyj	242,268	4,161,673	0.1%
	Tokmanni Group Corp.	143,180	1,185,595	0.0%
	Uponor Oyj	343,265	5,490,098	0.1%
	Vaisala Oyj Class A	106,683	2,688,685	0.1%
	Valmet Oyj	865,528	16,636,617	0.3%
	Viking Line Abp	10,366	189,593	0.0%
#	YIT Oyj	1,410,604	8,386,080	0.1%
TOTAL FINLAND			401,528,319	6.7%

FRANCE — (11.5%)
	ABC Arbitrage	176,146	1,462,335	0.0%
	Actia Group	51,304	431,368	0.0%

70

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Adocia	3,089	$66,658	0.0%
#*	Air France-KLM	1,087,234	8,885,070	0.2%
	Akka Technologies	51,478	3,672,666	0.1%
	AKWEL	56,783	1,727,968	0.0%
	Albioma SA	157,219	3,542,239	0.1%
	Altamir	136,094	2,627,890	0.1%
	Alten SA	142,403	14,638,422	0.3%
	Altran Technologies SA	1,370,725	19,810,879	0.3%
*	Amplitude Surgical SAS	13,201	48,150	0.0%
	Antalis International SAS	112,860	179,543	0.0%
	April SA	75,049	1,100,110	0.0%
#*	Archos	194,634	212,722	0.0%
	Assystem	62,252	1,978,767	0.0%
	Aubay	31,239	1,303,475	0.0%
	Axway Software SA	38,973	880,542	0.0%
#	Bastide le Confort Medical	16,987	979,107	0.0%
	Beneteau SA	216,231	4,050,700	0.1%
	Bigben Interactive	74,415	1,072,424	0.0%
	BioMerieux	19,243	1,728,951	0.0%
	Boiron SA	38,163	3,236,510	0.1%
	Bonduelle SCA	82,233	2,965,624	0.1%
#*	Bourbon Corp.	141,557	783,767	0.0%
	Burelle SA	890	1,324,591	0.0%
#	Casino Guichard Perrachon SA	254,831	9,862,150	0.2%
	Catering International Services	14,124	308,266	0.0%
*	Cegedim SA	25,022	981,126	0.0%
*	CGG SA	621,000	1,536,193	0.0%
#	Chargeurs SA	110,476	3,290,732	0.1%
	Cie des Alpes	52,327	1,797,756	0.0%
	Cie Plastic Omnium SA	277,334	11,694,707	0.2%
*	Coface SA	519,613	5,761,142	0.1%
	Derichebourg SA	584,687	3,686,888	0.1%
	Devoteam SA	28,114	3,195,607	0.1%
	Dom Security	2,414	194,471	0.0%
#	Edenred	1,196,070	37,779,905	0.6%
	Electricite de Strasbourg SA	21,353	3,064,894	0.1%
	Elior Group SA	578,748	8,341,482	0.2%
#	Elis SA	605,002	13,835,367	0.2%
	Eramet	65,268	8,562,477	0.2%
*	Erytech Pharma SA	681	7,647	0.0%
*	Esso SA Francaise	15,303	860,090	0.0%
*	Etablissements Maurel et Prom	88,449	644,905	0.0%
	Euronext NV	291,850	18,493,850	0.3%
#	Europcar Groupe SA	451,417	4,693,279	0.1%
	Eutelsat Communications SA	845,503	17,497,872	0.3%
	Exel Industries Class A	10,330	1,157,880	0.0%
	Faurecia SA	103,763	7,376,134	0.1%
	Fleury Michon SA	5,962	340,765	0.0%
*	Fnac Darty SA	119,523	11,329,746	0.2%
	Gaumont SA	11,951	2,030,507	0.0%
	Gaztransport Et Technigaz SA	115,771	7,085,697	0.1%
	GEA	2,433	287,124	0.0%

71

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Getlink	1,262,810	$17,312,945	0.3%
	Gevelot SA	3,466	802,631	0.0%
	GL Events	48,992	1,316,573	0.0%
	Groupe Crit	23,123	2,168,754	0.0%
#	Groupe Gorge	22,858	380,245	0.0%
	Groupe Open	28,806	1,062,431	0.0%
#	Guerbet	32,440	2,169,221	0.0%
	Haulotte Group SA	74,466	1,271,694	0.0%
	HERIGE SADCS	4,147	172,333	0.0%
#*	HiPay Group SA	24,579	420,008	0.0%
#*	ID Logistics Group	10,637	1,721,579	0.0%
	Imerys SA	131,323	10,598,690	0.2%
	Ingenico Group SA	301,300	27,015,835	0.5%
	Interparfums SA	37,784	1,590,808	0.0%
	Ipsen SA	47,538	7,435,370	0.1%
	IPSOS	193,979	6,619,434	0.1%
	Jacquet Metal Service SA	71,359	2,269,803	0.0%
	Kaufman & Broad SA	102,413	4,822,795	0.1%
	Korian SA	267,655	9,022,928	0.2%
	Lagardere SCA	768,346	20,244,589	0.4%
	Lanson-BCC	8,795	330,751	0.0%
	Laurent-Perrier	12,988	1,453,057	0.0%
#	Le Belier	10,566	719,278	0.0%
	Lectra	133,460	3,064,887	0.1%
	Linedata Services	13,363	549,506	0.0%
#	LISI	99,064	3,743,004	0.1%
	LNA Sante SA	29,442	1,853,791	0.0%
	Maisons du Monde SA	134,449	4,944,207	0.1%
	Maisons France Confort SA	15,908	791,707	0.0%
	Manitou BF SA	51,719	1,944,031	0.0%
	Manutan International	14,949	1,292,880	0.0%
	Mersen SA	117,956	4,684,568	0.1%
#*	METabolic EXplorer SA	151,621	393,364	0.0%
	Metropole Television SA	290,250	5,804,940	0.1%
	Mr Bricolage	30,731	509,330	0.0%
*	Naturex	35,471	5,578,117	0.1%
	Neopost SA	196,501	5,278,284	0.1%
#	Nexans SA	185,479	6,373,990	0.1%
	Nexity SA	241,351	15,236,709	0.3%
#*	Nicox	136,752	1,282,196	0.0%
	NRJ Group	78,338	731,294	0.0%
#	Oeneo SA	157,938	1,871,984	0.0%
#*	Onxeo SA(B04P0G6)	246,319	310,820	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	62,619	0.0%
	Orpea	168,108	22,391,655	0.4%
#*	Parrot SA	112,753	741,594	0.0%
#*	Pierre & Vacances SA	29,600	1,014,834	0.0%
#	Plastivaloire	45,387	803,804	0.0%
	PSB Industries SA	8,805	503,622	0.0%
#	Rallye SA	139,003	1,587,130	0.0%
#*	Recylex SA	102,008	1,027,185	0.0%
#	Rexel SA	1,773,993	25,465,863	0.4%

72

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Robertet SA	3,908	$2,295,255	0.0%
	Rothschild & Co.	53,783	1,815,273	0.0%
#	Rubis SCA	579,892	36,146,069	0.6%
	Samse SA	8,068	1,516,810	0.0%
	Sartorius Stedim Biotech	101,854	10,625,669	0.2%
	Savencia SA	33,010	2,890,791	0.1%
	SEB SA	14,562	2,540,571	0.1%
	Seche Environnement SA	13,339	459,964	0.0%
#*	Sequana SA	289,137	155,191	0.0%
*	SES-imagotag SA	4,099	127,268	0.0%
#	Societe BIC SA	130,221	12,072,278	0.2%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	3,655,277	0.1%
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	134,554	0.0%
	Societe pour l'Informatique Industrielle	39,961	1,273,636	0.0%
*	SOITEC	115,317	9,669,918	0.2%
#*	Solocal Group	3,289,445	4,193,214	0.1%
	Somfy SA	104,615	9,704,697	0.2%
	Sopra Steria Group	100,102	20,367,642	0.4%
	SPIE SA	453,235	9,174,001	0.2%
#*	SRP Groupe SA	16,799	142,293	0.0%
*	Stallergenes Greer P.L.C.	17,371	621,828	0.0%
*	Ste Industrielle d'Aviation Latecoere SA	362,344	1,930,571	0.0%
	Stef SA	28,044	3,378,862	0.1%
	Sword Group	35,526	1,471,076	0.0%
	Synergie SA	69,728	3,432,503	0.1%
#	Tarkett SA	121,413	3,491,551	0.1%
#*	Technicolor SA	1,531,532	1,881,723	0.0%
	Teleperformance	144,931	25,579,677	0.4%
	Television Francaise 1	615,411	6,472,663	0.1%
*	Tessi SA	6,874	1,529,819	0.0%
	TFF Group	20,720	978,223	0.0%
#	Thermador Groupe	35,570	2,379,786	0.0%
	Total Gabon	2,515	446,856	0.0%
*	Touax SA	9,530	103,221	0.0%
	Trigano SA	54,068	9,592,194	0.2%
*	Ubisoft Entertainment SA	270,756	29,595,854	0.5%
	Union Financiere de France BQE SA	16,855	540,718	0.0%
#*	Vallourec SA	1,879,147	11,085,093	0.2%
#*	Valneva SE	322,635	1,333,835	0.0%
	Vetoquinol SA	19,343	1,163,129	0.0%
	Vicat SA	97,560	6,396,482	0.1%
	VIEL & Cie SA	162,802	1,018,625	0.0%
	Vilmorin & Cie SA	29,068	1,957,944	0.0%
#*	Virbac SA	22,491	3,064,582	0.1%
	Vranken-Pommery Monopole SA	18,262	487,842	0.0%
*	Worldline SA	41,686	2,356,974	0.0%
TOTAL FRANCE			756,420,806	12.7%

GERMANY — (14.2%)
	1&1 Drillisch AG	106,229	6,025,874	0.1%
	Aareal Bank AG	425,534	18,668,666	0.3%

73

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Adler Modemaerkte AG	47,849	$200,201	0.0%
*	ADLER Real Estate AG	167,752	2,820,596	0.1%
	ADO Properties SA	151,482	8,233,934	0.1%
#*	ADVA Optical Networking SE	321,482	2,287,065	0.0%
#*	AIXTRON SE	549,541	7,072,123	0.1%
	All for One Steeb AG	3,455	257,024	0.0%
	Allgeier SE	37,662	1,208,426	0.0%
	Amadeus Fire AG	31,746	3,428,750	0.1%
*	AS Creation Tapeten	6,666	140,407	0.0%
	Atoss Software AG	1,075	112,483	0.0%
	Aurubis AG	256,792	19,602,024	0.3%
	Axel Springer SE	118,614	8,571,647	0.2%
	Basler AG	9,252	1,784,048	0.0%
	Bauer AG	70,305	1,548,974	0.0%
	BayWa AG(5838057)	84,523	2,857,936	0.1%
	BayWa AG(5838068)	124	4,554	0.0%
	Bechtle AG	198,589	15,264,233	0.3%
	Bertrandt AG	33,261	3,151,265	0.1%
#	bet-at-home.com AG	5,667	430,053	0.0%
	Bijou Brigitte AG	22,004	1,118,207	0.0%
	Bilfinger SE	230,912	11,705,588	0.2%
#	Borussia Dortmund GmbH & Co. KGaA	483,311	3,025,518	0.1%
	CANCOM SE	105,688	10,739,074	0.2%
	Carl Zeiss Meditec AG	172,404	11,763,771	0.2%
#	CECONOMY AG	935,953	7,783,916	0.1%
	CENIT AG	53,174	1,078,904	0.0%
	CENTROTEC Sustainable AG	31,883	491,251	0.0%
	Cewe Stiftung & Co. KGAA	36,973	3,413,640	0.1%
	Comdirect Bank AG	184,745	2,674,216	0.1%
	CompuGroup Medical SE	131,701	6,748,325	0.1%
	Corestate Capital Holding SA	2,676	142,889	0.0%
	CropEnergies AG	118,349	698,096	0.0%
	CTS Eventim AG & Co. KGaA	286,243	14,053,878	0.2%
	Data Modul AG	11,455	871,282	0.0%
*	DEAG Deutsche Entertainment AG	37,071	153,697	0.0%
	Delticom AG	28,981	299,013	0.0%
	Deutsche Beteiligungs AG	86,088	3,408,547	0.1%
	Deutsche EuroShop AG	348,288	12,294,256	0.2%
	Deutsche Pfandbriefbank AG	782,166	10,912,963	0.2%
	Deutz AG	837,417	6,443,000	0.1%
*	Dialog Semiconductor P.L.C.	382,079	5,791,137	0.1%
	DIC Asset AG	340,973	3,819,269	0.1%
	Diebold Nixdorf AG	25,647	1,709,938	0.0%
	DMG Mori AG	15,692	854,733	0.0%
	Dr Hoenle AG	30,164	2,966,321	0.1%
	Draegerwerk AG & Co. KGaA	16,536	986,064	0.0%
	Duerr AG	287,838	13,326,657	0.2%
	Eckert & Ziegler AG	20,039	870,701	0.0%
	EDAG Engineering Group AG	37,317	721,466	0.0%
	Elmos Semiconductor AG	76,464	2,011,967	0.0%
#	ElringKlinger AG	204,148	2,609,124	0.0%
*	Euromicron AG	45,575	357,110	0.0%

74

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Ferratum Oyj	64,645	$1,224,862	0.0%
	Fielmann AG	137,771	9,525,518	0.2%
	First Sensor AG	40,649	869,207	0.0%
	Francotyp-Postalia Holding AG Class A	55,619	215,252	0.0%
	Freenet AG	889,655	23,523,977	0.4%
	FRIWO AG	513	16,275	0.0%
	Fuchs Petrolub SE	123,889	5,836,244	0.1%
	Gerresheimer AG	202,263	16,363,870	0.3%
#*	Gerry Weber International AG	132,096	846,958	0.0%
	Gesco AG	55,472	1,738,288	0.0%
	GFT Technologies SE	114,128	1,476,846	0.0%
	Grammer AG	80,206	5,570,434	0.1%
	Grand City Properties SA	160,693	4,166,032	0.1%
	GRENKE AG	81,982	9,346,183	0.2%
	H&R GmbH & Co. KGaA	64,747	769,205	0.0%
	Hamburger Hafen und Logistik AG	140,776	3,045,698	0.1%
#*	Hapag-Lloyd AG	41,885	1,488,950	0.0%
#*	Heidelberger Druckmaschinen AG	1,895,912	5,192,226	0.1%
	Hella GmbH & Co KGaA	160,148	8,942,241	0.2%
	Highlight Communications AG	97,995	618,679	0.0%
#*	HolidayCheck Group AG	173,025	635,275	0.0%
	Hornbach Baumarkt AG	26,738	825,835	0.0%
	Hornbach Holding AG & Co. KGaA	13,278	956,589	0.0%
	Hugo Boss AG	349,836	31,726,273	0.5%
	Indus Holding AG	130,987	8,151,019	0.1%
	Isra Vision AG	102,291	6,251,442	0.1%
	IVU Traffic Technologies AG	42,477	233,518	0.0%
	Jenoptik AG	296,880	11,612,904	0.2%
	K+S AG	1,368,831	33,671,993	0.6%
	Kloeckner & Co. SE	558,224	5,878,891	0.1%
	Koenig & Bauer AG	88,686	6,399,078	0.1%
#	Krones AG	93,610	12,070,375	0.2%
	KSB SE & Co. KGaA	3,466	1,416,412	0.0%
	KWS Saat SE	15,926	5,644,630	0.1%
	Lanxess AG	483,027	37,553,339	0.6%
	LEG Immobilien AG	372,607	40,477,642	0.7%
	Leifheit AG	51,296	1,293,058	0.0%
	Leoni AG	217,226	11,008,809	0.2%
*	LPKF Laser & Electronics AG	73,571	599,821	0.0%
#*	Manz AG	30,184	1,233,886	0.0%
	MasterFlex SE	20,259	203,958	0.0%
	Mediclin AG	88,966	637,522	0.0%
#*	Medigene AG	108,058	1,448,196	0.0%
#	METRO AG	159,657	1,967,586	0.0%
	MLP SE	366,790	2,275,689	0.0%
	Nemetschek SE	134,002	16,061,021	0.3%
	Nexus AG	74,298	2,386,003	0.0%
*	Nordex SE	309,455	3,130,186	0.1%
	Norma Group SE	219,545	15,000,059	0.3%
	OHB SE	34,003	1,108,627	0.0%
	OSRAM Licht AG	210,842	8,586,506	0.2%
	paragon AG	14,660	859,598	0.0%

75

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Patrizia Immobilien AG	331,436	$6,377,816	0.1%
*	Petro Welt Technologies AG	12,774	90,207	0.0%
	Pfeiffer Vacuum Technology AG	52,225	8,587,691	0.2%
	PNE AG	479,106	1,271,283	0.0%
	Progress-Werk Oberkirch AG	8,558	397,780	0.0%
	PSI Software AG	42,038	784,578	0.0%
	Puma SE	11,101	6,485,290	0.1%
*	PVA TePla AG	41,388	816,513	0.0%
*	QIAGEN NV	440,441	15,965,619	0.3%
	QSC AG	609,371	996,977	0.0%
*	R Stahl AG	14,952	483,099	0.0%
	Rational AG	14,963	9,744,036	0.2%
	Rheinmetall AG	272,395	29,969,536	0.5%
	RHOEN-KLINIKUM AG	233,180	6,800,169	0.1%
#	RIB Software SE	215,756	4,999,185	0.1%
*	Rocket Internet SE	219,631	7,027,567	0.1%
	S&T AG	302,174	7,741,628	0.1%
#	SAF-Holland SA	358,025	5,381,424	0.1%
	Salzgitter AG	269,278	11,715,742	0.2%
#*	Schaltbau Holding AG	34,605	1,020,024	0.0%
	Schloss Wachenheim AG	7,479	169,559	0.0%
	Scout24 AG	78,536	4,156,839	0.1%
	Secunet Security Networks AG	5,281	765,103	0.0%
*	Senvion SA	13,360	143,218	0.0%
*	SGL Carbon SE	79,972	856,250	0.0%
	SHW AG	25,624	1,048,044	0.0%
	Siltronic AG	144,288	20,503,459	0.4%
	Sixt Leasing SE	57,785	1,169,126	0.0%
	Sixt SE	81,811	9,146,239	0.2%
#	SMA Solar Technology AG	85,104	3,508,900	0.1%
*	SMT Scharf AG	22,263	395,660	0.0%
	Softing AG	26,963	241,279	0.0%
	Software AG	325,372	15,122,392	0.3%
	Stabilus SA	140,064	12,582,376	0.2%
	STRATEC Biomedical AG	13,204	1,030,430	0.0%
	Stroeer SE & Co. KGaA	162,002	9,780,844	0.2%
	Suedzucker AG	464,190	7,378,222	0.1%
#*	SUESS MicroTec SE	136,244	2,042,292	0.0%
	Surteco SE	45,548	1,334,892	0.0%
	TAG Immobilien AG	934,395	20,549,917	0.4%
	Takkt AG	187,573	3,422,926	0.1%
	Technotrans AG	37,276	1,619,409	0.0%
*	Tele Columbus AG	225,894	1,563,106	0.0%
	TLG Immobilien AG	507,827	13,526,255	0.2%
*	Tom Tailor Holding SE	214,000	1,752,914	0.0%
	Traffic Systems SE	35,075	701,583	0.0%
	Uniper SE	312,671	9,309,098	0.2%
#	VERBIO Vereinigte BioEnergie AG	127,536	799,072	0.0%
	Vossloh AG	68,437	3,331,571	0.1%
	VTG AG	89,468	5,056,447	0.1%
#	Wacker Chemie AG	47,794	6,246,727	0.1%
	Wacker Neuson SE	196,118	4,968,558	0.1%

76

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Washtec AG	63,112	$5,563,539	0.1%
	Wuestenrot & Wuerttembergische AG	106,695	2,185,139	0.0%
	XING SE	18,138	5,841,268	0.1%
	Zeal Network SE	45,365	1,414,046	0.0%
TOTAL GERMANY			927,480,349	15.6%

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,492,700	0.0%
	C&C Group P.L.C.(B011Y09)	1,085,694	4,104,286	0.1%
	Datalex P.L.C.	91,110	279,808	0.0%
	FBD Holdings P.L.C.	125,459	1,568,036	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,025,699	0.2%
	Glanbia P.L.C.(4058629)	214,971	3,987,766	0.1%
	IFG Group P.L.C.	302,015	525,767	0.0%
*	Independent News & Media P.L.C.	1,939,277	223,434	0.0%
	Irish Continental Group P.L.C.(BLP5857)	485,129	2,871,955	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,417,849	0.0%
	Kingspan Group P.L.C.	661,167	33,049,478	0.6%
*	Permanent TSB Group Holdings P.L.C.	81,931	190,373	0.0%
	Smurfit Kappa Group P.L.C.	448,337	18,099,897	0.3%
TOTAL IRELAND			80,837,048	1.4%

ISRAEL — (2.3%)
	Adgar Investment and Development, Ltd.	6,982	11,378	0.0%
*	ADO Group, Ltd.	88,940	1,782,479	0.0%
	Afcon Holdings, Ltd.	764	30,316	0.0%
*	Africa Israel Properties, Ltd.	87,475	1,985,882	0.0%
	Africa Israel Residences, Ltd.	2,237	39,133	0.0%
#*	Airport City, Ltd.	421,822	4,679,959	0.1%
	Albaad Massuot Yitzhak, Ltd.	2,660	32,124	0.0%
*	Allot Communications, Ltd.	166,831	884,329	0.0%
#	Alony Hetz Properties & Investments, Ltd.	358,343	3,296,592	0.1%
	Alrov Properties and Lodgings, Ltd.	48,457	1,516,592	0.0%
#	Amot Investments, Ltd.	661,733	3,314,548	0.1%
	Arad, Ltd.	12,517	119,097	0.0%
#*	Arko Holdings, Ltd.	1,414,663	775,117	0.0%
#	Ashtrom Group, Ltd.	51,269	181,832	0.0%
#	Ashtrom Properties, Ltd.	190,899	837,658	0.0%
*	AudioCodes, Ltd.	165,181	1,280,111	0.0%
	Avgol Industries 1953, Ltd.	468,925	485,107	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	397,826	0.0%
	Bayside Land Corp.	4,685	2,015,841	0.1%
	Big Shopping Centers, Ltd.	27,978	1,893,723	0.0%
#*	BioLine RX, Ltd.	96,617	85,224	0.0%
	Blue Square Real Estate, Ltd.	34,455	1,184,333	0.0%
*	Bonus Biogroup, Ltd.	682,771	113,917	0.0%
#*	Brack Capital Properties NV	16,139	1,763,418	0.0%
	Camtek, Ltd.	42,648	317,467	0.0%
#	Carasso Motors, Ltd.	104,212	573,804	0.0%
#*	Cellcom Israel, Ltd.	310,154	1,769,709	0.0%
	Ceragon Networks, Ltd.	266,244	950,491	0.0%

77

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
*	Clal Biotechnology Industries, Ltd.	291,561	$263,672	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	123,888	1,731,635	0.0%
	Cohen Development & Industrial Buildings, Ltd.	3,184	60,924	0.0%
#*	Compugen, Ltd.	188,351	620,326	0.0%
	Danel Adir Yeoshua, Ltd.	15,444	684,737	0.0%
#	Delek Automotive Systems, Ltd.	204,232	1,119,900	0.0%
#	Delek Group, Ltd.	9,430	1,284,119	0.0%
	Delta-Galil Industries, Ltd.	72,570	2,104,881	0.1%
	Dexia Israel Bank Ltd.	739	133,264	0.0%
#	Direct Insurance Financial Investments, Ltd.	111,017	1,235,152	0.0%
	Dor Alon Energy in Israel 1988, Ltd.	6,249	73,839	0.0%
#	El Al Israel Airlines	1,852,806	395,462	0.0%
	Electra Consumer Products 1970, Ltd.	51,141	595,164	0.0%
	Electra, Ltd.	10,539	2,619,343	0.1%
#*	Elron Electronic Industries, Ltd.	92,425	381,089	0.0%
*	Energix-Renewable Energies, Ltd.	721,686	753,308	0.0%
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,104,408	0.0%
*	Evogene, Ltd.	79,189	225,036	0.0%
	First International Bank Of Israel, Ltd.	233,290	4,878,006	0.1%
	FMS Enterprises Migun, Ltd.	18,743	506,743	0.0%
#*	Foresight Autonomous Holdings, Ltd.	172,589	119,705	0.0%
	Formula Systems 1985, Ltd.	55,841	2,024,784	0.1%
#	Fox Wizel, Ltd.	47,419	980,319	0.0%
*	Gilat Satellite Networks, Ltd.	206,464	1,914,418	0.0%
	Hadera Paper, Ltd.	17,612	1,276,558	0.0%
	Ham-Let Israel-Canada, Ltd.	30,413	783,257	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	664,618	4,990,489	0.1%
#	Hilan, Ltd.	70,607	1,552,368	0.0%
	IDI Insurance Co., Ltd.	35,576	2,135,626	0.1%
#*	Industrial Buildings Corp., Ltd.	674,414	861,221	0.0%
#	Inrom Construction Industries, Ltd.	298,882	1,120,128	0.0%
*	Intec Pharma, Ltd.	32,530	139,156	0.0%
	Israel Discount Bank, Ltd. Class A	2,392,516	6,990,277	0.1%
*	Israel Land Development Co., Ltd. (The)	29,765	281,804	0.0%
	Isras Investment Co., Ltd.	4,476	490,829	0.0%
	Issta Lines, Ltd.	10,616	195,786	0.0%
*	Jerusalem Oil Exploration	52,362	2,657,970	0.1%
*	Kamada, Ltd.	177,993	917,452	0.0%
	Kenon Holdings, Ltd.	61,421	934,340	0.0%
	Kerur Holdings, Ltd.	28,592	746,583	0.0%
	Klil Industries, Ltd.	5,219	454,571	0.0%
	Maabarot Products, Ltd.	22,937	241,646	0.0%
	Magic Software Enterprises, Ltd.	112,480	930,396	0.0%
	Matrix IT, Ltd.	217,883	2,321,332	0.1%
#	Maytronics, Ltd.	204,288	1,098,364	0.0%
#*	Mazor Robotics, Ltd.	230,878	6,380,124	0.1%
#	Mediterranean Towers, Ltd.	291,699	527,301	0.0%
	Mega Or Holdings, Ltd.	66,008	740,651	0.0%
	Meitav Dash Investments, Ltd.	99,974	293,813	0.0%
#	Melisron, Ltd.	73,901	3,070,007	0.1%
	Menora Mivtachim Holdings, Ltd.	153,843	1,654,426	0.0%
#*	Migdal Insurance & Financial Holding, Ltd.	2,192,100	1,895,232	0.0%

78

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Minrav Holdings, Ltd.	263	$29,126	0.0%
#	Mivtach Shamir Holdings, Ltd.	23,078	423,178	0.0%
#	Naphtha Israel Petroleum Corp., Ltd.	205,306	1,203,446	0.0%
#	Nawi Brothers, Ltd.	89,344	448,775	0.0%
	Neto ME Holdings, Ltd.	8,982	729,757	0.0%
*	Nova Measuring Instruments, Ltd.	154,998	4,242,777	0.1%
*	NR Spuntech Industries, Ltd.	47,269	152,709	0.0%
	Oil Refineries, Ltd.	7,729,020	3,253,222	0.1%
*	Partner Communications Co., Ltd.	672,023	2,516,744	0.1%
#	Paz Oil Co., Ltd.	35,919	4,717,306	0.1%
*	Perion Network, Ltd.	16,455	19,171	0.0%
	Phoenix Holdings, Ltd. (The)	424,366	2,221,795	0.1%
	Plasson Industries, Ltd.	20,285	863,478	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	41,166	1,997,807	0.1%
*	Redhill Biopharma, Ltd.	274,937	225,396	0.0%
#	Scope Metals Group, Ltd.	37,589	1,014,963	0.0%
	Shapir Engineering and Industry, Ltd.	428,921	1,250,434	0.0%
#	Shikun & Binui, Ltd.	1,180,819	2,089,935	0.1%
	Shufersal, Ltd.	479,823	2,951,157	0.1%
*	SodaStream International, Ltd.	10,211	860,518	0.0%
*	Space Communication, Ltd.	17,611	58,786	0.0%
	Strauss Group, Ltd.	141,919	2,859,630	0.1%
	Summit Real Estate Holdings, Ltd.	170,795	1,448,816	0.0%
#*	Suny Cellular Communication, Ltd.	473,129	259,249	0.0%
#	Tadiran Holdings, Ltd.	14,981	365,273	0.0%
*	Tower Semiconductor, Ltd.	315,502	7,038,424	0.1%
*	Union Bank of Israel	199,952	862,161	0.0%
TOTAL ISRAEL			147,913,981	2.5%

ITALY — (10.1%)
#*	A.S. Roma SpA	476,776	247,003	0.0%
	A2A SpA	10,770,004	18,642,131	0.3%
	ACEA SpA	351,411	5,214,457	0.1%
#*	Aeffe SpA	227,820	683,953	0.0%
	Aeroporto Guglielmo Marconi Di Bologna SpA	23,410	415,948	0.0%
	Amplifon SpA	565,931	11,701,764	0.2%
	Anima Holding SpA	1,449,962	7,749,664	0.1%
*	Ansaldo STS SpA	496,314	7,110,535	0.1%
*	Arnoldo Mondadori Editore SpA	883,435	1,343,793	0.0%
	Ascopiave SpA	476,568	1,663,015	0.0%
#	Astaldi SpA	376,038	876,073	0.0%
	Autogrill SpA	738,453	9,121,045	0.2%
	Autostrade Meridionali SpA	3,917	123,679	0.0%
	Avio SpA	27,352	464,269	0.0%
#	Azimut Holding SpA	728,393	11,224,815	0.2%
#	B&C Speakers SpA	18,289	274,050	0.0%
#*	Banca Carige SpA	148,414,098	1,417,568	0.0%
	Banca Farmafactoring SpA	81,910	478,959	0.0%
	Banca Finnat Euramerica SpA	616,149	265,210	0.0%
	Banca Generali SpA	339,615	8,429,396	0.2%
	Banca IFIS SpA	143,766	4,312,041	0.1%

79

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#	Banca Mediolanum SpA	1,481,287	$10,005,881	0.2%
#*	Banca Monte dei Paschi di Siena SpA	190,753	548,865	0.0%
	Banca Popolare di Sondrio SCPA	3,094,953	12,413,728	0.2%
#	Banca Profilo SpA	1,814,636	417,151	0.0%
#	Banca Sistema SpA	331,868	783,336	0.0%
#*	Banco BPM SpA	9,509,050	27,622,864	0.5%
#	Banco di Desio e della Brianza SpA	238,796	597,842	0.0%
	BasicNet SpA	203,594	897,683	0.0%
#	BE	564,587	591,512	0.0%
	Biesse SpA	88,272	3,434,177	0.1%
#	BPER Banca	3,576,937	19,516,960	0.3%
#	Brembo SpA	958,192	12,922,912	0.2%
	Brunello Cucinelli SpA	197,949	8,814,397	0.2%
#	Buzzi Unicem SpA	534,924	13,069,823	0.2%
#	Cairo Communication SpA	476,255	1,900,884	0.0%
*	Caltagirone Editore SpA	6,277	9,453	0.0%
#	Carraro SpA	162,374	494,875	0.0%
	Cembre SpA	37,981	1,171,815	0.0%
	Cementir Holding SpA	334,012	2,637,839	0.1%
	Cerved Group SpA	1,212,485	12,985,926	0.2%
	CIR-Compagnie Industriali Riunite SpA	2,358,417	2,883,583	0.1%
	Credito Emiliano SpA	539,951	3,996,562	0.1%
*	Credito Valtellinese SpA	45,885,728	5,162,788	0.1%
#*	d'Amico International Shipping SA	1,350,290	282,020	0.0%
	Danieli & C Officine Meccaniche SpA	87,902	2,181,394	0.0%
	Datalogic SpA	118,736	4,377,281	0.1%
	De' Longhi SpA	307,259	8,688,573	0.2%
	DeA Capital SpA	727,037	1,086,043	0.0%
	DiaSorin SpA	147,449	16,756,789	0.3%
#	Digital Bros SpA	27,500	296,045	0.0%
	Ei Towers SpA	110,814	6,127,638	0.1%
	El.En. SpA	19,391	631,550	0.0%
#*	Elica SpA	76,131	191,722	0.0%
	Emak SpA	283,893	402,379	0.0%
	Enav SpA	1,343,446	6,720,986	0.1%
#	ePrice SpA	99,656	176,876	0.0%
	ERG SpA	413,405	9,016,945	0.2%
#	Esprinet SpA	208,274	939,942	0.0%
#*	Eurotech SpA	208,524	714,397	0.0%
#*	Exprivia SpA	109,673	162,211	0.0%
	Falck Renewables SpA	890,272	2,144,046	0.0%
#	Fila SpA	111,342	2,277,004	0.1%
*	Fincantieri SpA	3,681,190	4,999,996	0.1%
	FinecoBank Banca Fineco SpA	2,381,184	26,805,119	0.5%
	FNM SpA	1,049,730	725,838	0.0%
#*	GEDI Gruppo Editoriale SpA	927,122	352,872	0.0%
#	Gefran SpA	37,987	334,225	0.0%
#	Geox SpA	589,288	1,661,255	0.0%
#	Gruppo MutuiOnline SpA	132,302	2,199,483	0.0%
#	Hera SpA	5,298,805	16,487,741	0.3%
	IMA Industria Macchine Automatiche SpA	99,474	8,631,482	0.2%
#*	IMMSI SpA	1,274,433	704,753	0.0%

80

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Infrastrutture Wireless Italiane SpA	880,602	$6,775,702	0.1%
#*	Intek Group SpA	1,988,417	824,494	0.0%
	Interpump Group SpA	423,082	13,115,555	0.2%
	Iren SpA	4,067,812	10,379,039	0.2%
	Italgas SpA	3,243,188	17,850,296	0.3%
	Italmobiliare SpA	42,747	1,046,971	0.0%
	IVS Group SA	54,474	736,195	0.0%
#*	Juventus Football Club SpA	2,763,968	2,123,005	0.0%
	La Doria SpA	68,280	840,385	0.0%
#	Leonardo SpA	718,294	7,069,724	0.1%
#	Maire Tecnimont SpA	848,364	3,796,499	0.1%
	MARR SpA	209,901	5,521,989	0.1%
	Massimo Zanetti Beverage Group SpA	65,668	553,592	0.0%
#*	Mediaset SpA	4,201,139	13,395,554	0.2%
	Moncler SpA	473,723	21,495,183	0.4%
#*	Mondo TV SpA	89,356	389,471	0.0%
*	Newron Pharmaceuticals SpA	10,375	123,836	0.0%
	Nice SpA	161,881	615,909	0.0%
*	Openjobmetis SpA agenzia per il lavoro	61,558	689,498	0.0%
	OVS SpA	977,759	3,183,934	0.1%
#	Panariagroup Industrie Ceramiche SpA	73,107	219,998	0.0%
	Parmalat SpA	697,227	2,352,639	0.1%
	Piaggio & C SpA	1,124,262	2,810,432	0.1%
#	Prima Industrie SpA	32,468	1,383,753	0.0%
	Prysmian SpA	1,279,327	31,743,685	0.5%
	RAI Way SpA	430,586	2,015,254	0.0%
	Reno de Medici SpA	1,246,787	1,390,960	0.0%
	Reply SpA	115,704	7,846,216	0.1%
#	Retelit SpA	919,007	1,734,422	0.0%
#*	Rizzoli Corriere Della Sera Mediagroup SpA	747,835	943,121	0.0%
	Sabaf SpA	45,959	917,391	0.0%
	SAES Getters SpA	44,991	1,147,201	0.0%
#*	Safilo Group SpA	213,120	1,113,990	0.0%
#*	Saipem SpA	4,014,553	18,411,414	0.3%
#	Salini Impregilo SpA	1,282,257	3,330,452	0.1%
	Salvatore Ferragamo SpA	288,245	7,011,162	0.1%
	Saras SpA	3,522,294	8,513,119	0.2%
	Servizi Italia SpA	62,874	336,483	0.0%
	Sesa SpA	43,956	1,440,322	0.0%
*	Snaitech SpA	538,898	1,379,836	0.0%
	Societa Cattolica di Assicurazioni SC	1,153,283	9,598,430	0.2%
	Societa Iniziative Autostradali e Servizi SpA	505,756	7,587,281	0.1%
*	Sogefi SpA	323,297	970,741	0.0%
#	SOL SpA	169,140	2,065,709	0.0%
#	Tamburi Investment Partners SpA	569,680	3,907,969	0.1%
	Technogym SpA	649,966	7,671,060	0.1%
	Tecnoinvestimenti SpA	62,137	399,986	0.0%
#*	Tiscali SpA	9,160,788	241,271	0.0%
#	Tod's SpA	73,658	4,581,928	0.1%
#*	Trevi Finanziaria Industriale SpA	509,518	177,815	0.0%
#	Unione di Banche Italiane SpA	7,603,883	29,125,153	0.5%
#	Unipol Gruppo SpA	2,932,632	11,299,773	0.2%

81

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#	UnipolSai Assicurazioni SpA	4,993,275	$11,011,858	0.2%
	Vittoria Assicurazioni SpA	147,138	2,395,207	0.1%
	Zignago Vetro SpA	163,712	1,524,109	0.0%
TOTAL ITALY			659,843,800	11.1%

NETHERLANDS — (6.0%)
	Aalberts Industries NV	694,740	33,188,052	0.6%
#	Accell Group	154,132	3,291,033	0.1%
	AFC Ajax NV	18,134	266,760	0.0%
#	AMG Advanced Metallurgical Group NV	179,772	10,053,317	0.2%
#	Amsterdam Commodities NV	108,352	2,964,610	0.1%
	APERAM SA	390,560	16,740,457	0.3%
#	Arcadis NV	500,739	8,998,253	0.2%
	ASM International NV	346,018	19,066,528	0.3%
	ASR Nederland NV	313,276	12,756,876	0.2%
*	Basic-Fit NV	71,961	2,421,992	0.0%
	BE Semiconductor Industries NV	538,009	14,477,736	0.2%
#	Beter Bed Holding NV	131,483	1,060,163	0.0%
#	BinckBank NV	440,223	2,489,324	0.0%
#	Boskalis Westminster	654,419	19,017,060	0.3%
	Brunel International NV	150,988	2,550,007	0.0%
#	Corbion NV	398,317	12,677,323	0.2%
	Flow Traders	186,445	7,252,327	0.1%
	ForFarmers NV	146,682	1,903,981	0.0%
#*	Fugro NV	595,518	8,626,276	0.2%
*	Gemalto NV(B9MS8P5)	306,999	17,840,260	0.3%
*	Gemalto NV(B011JK4)	231,595	13,474,150	0.2%
	GrandVision NV	246,284	5,522,317	0.1%
*	Heijmans NV	161,687	2,124,619	0.0%
	Hunter Douglas NV	23,741	1,742,549	0.0%
	IMCD NV	248,605	16,624,810	0.3%
	Intertrust NV	356,653	6,324,990	0.1%
	KAS Bank NV	98,504	1,122,114	0.0%
	Kendrion NV	103,449	4,220,914	0.1%
#	Koninklijke BAM Groep NV	2,091,579	8,768,445	0.2%
	Koninklijke Vopak NV	453,570	20,905,912	0.4%
*	Lucas Bols NV	19,668	394,575	0.0%
	Nederland Apparatenfabriek	33,455	1,776,524	0.0%
#*	OCI NV	521,247	13,997,304	0.2%
	Ordina NV	859,201	1,913,845	0.0%
	PostNL NV	3,035,348	11,374,855	0.2%
	SBM Offshore NV	1,265,052	19,615,017	0.3%
*	Shop Apotheke Europe NV	4,486	232,514	0.0%
#	SIF Holding NV	24,515	479,291	0.0%
#	Signify NV	673,333	17,420,158	0.3%
	Sligro Food Group NV	164,297	8,607,083	0.1%
#*	Takeaway.com NV	48,546	3,240,906	0.1%
	TKH Group NV	258,617	16,374,432	0.3%
*	TomTom NV	971,261	8,762,931	0.2%
	Van Lanschot Kempen NV	70,374	1,987,448	0.0%
82

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
	Wessanen	484,021	$10,154,065	0.2%
TOTAL NETHERLANDS			394,804,103	6.6%

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,122,363	1,555,175	0.0%
	AF Gruppen ASA	34,522	557,682	0.0%
#*	Akastor ASA	1,070,994	2,347,864	0.1%
*	Aker Solutions ASA	906,658	6,321,168	0.1%
	American Shipping Co. ASA	266,740	963,697	0.0%
*	Archer, Ltd.	605,831	793,451	0.0%
	Arendals Fossekompani A.S.	90	40,456	0.0%
	Atea ASA	418,786	6,030,939	0.1%
	Austevoll Seafood ASA	452,355	5,426,599	0.1%
#*	Avance Gas Holding, Ltd.	358,569	894,249	0.0%
#	B2Holding ASA	288,877	601,901	0.0%
	Bakkafrost P/F	102,514	5,681,314	0.1%
	Bonheur ASA	140,320	1,897,490	0.0%
	Borregaard ASA	558,264	6,019,233	0.1%
#*	BW LPG, Ltd.	507,174	2,018,729	0.0%
#*	BW Offshore, Ltd.	845,823	4,316,310	0.1%
	Data Respons ASA	4,563	15,086	0.0%
*	DNO ASA	3,940,467	7,253,837	0.1%
*	DOF ASA	643,426	660,318	0.0%
	Ekornes ASA	129,482	2,187,016	0.0%
	Entra ASA	59,049	804,788	0.0%
	Europris ASA	552,561	1,649,957	0.0%
*	FLEX LNG, Ltd.	394,938	596,182	0.0%
#*	Fred Olsen Energy ASA	247,595	275,378	0.0%
#	Frontline, Ltd.	493,983	2,863,855	0.1%
#*	Funcom NV	415,377	999,945	0.0%
	Grieg Seafood ASA	283,304	2,978,690	0.1%
#	Hexagon Composites ASA	465,579	1,571,968	0.0%
#	Hoegh LNG Holdings, Ltd.	277,724	1,534,694	0.0%
*	Kongsberg Automotive ASA	2,171,519	2,489,180	0.1%
	Kongsberg Gruppen ASA	46,352	985,466	0.0%
*	Kvaerner ASA	1,605,790	3,381,092	0.1%
#*	NEL ASA	3,765,869	1,464,960	0.0%
#*	Next Biometrics Group A.S.	24,877	109,347	0.0%
#*	Nordic Nanovector ASA	197,914	1,468,509	0.0%
#*	Nordic Semiconductor ASA	703,953	4,484,351	0.1%
	Norway Royal Salmon ASA	74,885	1,671,548	0.0%
#*	Norwegian Air Shuttle ASA	163,644	4,994,787	0.1%
*	Norwegian Finans Holding ASA	79,427	879,314	0.0%
	Norwegian Property ASA	805,865	1,066,288	0.0%
	Ocean Yield ASA	276,975	2,413,176	0.1%
*	Odfjell Drilling, Ltd.	423,986	1,752,216	0.0%
	Odfjell SE Class A	134,257	552,996	0.0%
	Olav Thon Eiendomsselskap ASA	92,065	1,688,275	0.0%
*	Otello Corp. ASA	596,226	1,577,170	0.0%
*	Panoro Energy ASA	100,966	172,384	0.0%
#*	Petroleum Geo-Services ASA	1,859,599	8,687,613	0.2%

83

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	PhotoCure ASA	96,828	$372,242	0.0%
#*	Prosafe SE	220,951	505,760	0.0%
#*	Protector Forsikring ASA	366,464	2,982,148	0.1%
*	Q-Free ASA	179,836	177,074	0.0%
#*	REC Silicon ASA	15,379,458	1,724,397	0.0%
	Sbanken ASA	288,595	3,032,222	0.1%
	Scatec Solar ASA	421,599	2,843,446	0.1%
	Selvaag Bolig ASA	256,708	1,317,148	0.0%
	Sevan Marine ASA	124,800	218,436	0.0%
	Solon Eiendom ASA	41,279	153,484	0.0%
*	Solstad Farstad ASA	560,216	460,619	0.0%
	SpareBank 1 SR-Bank ASA	48,387	512,209	0.0%
	Spectrum ASA	87,736	667,946	0.0%
	Stolt-Nielsen, Ltd.	153,521	2,386,998	0.1%
	TGS NOPEC Geophysical Co. ASA	41,529	1,525,151	0.0%
#*	Thin Film Electronics ASA	1,235,650	237,443	0.0%
	Tomra Systems ASA	498,548	10,450,935	0.2%
	Treasure ASA	306,583	489,381	0.0%
#	Veidekke ASA	464,633	4,663,706	0.1%
#*	Wallenius Wilhelmsen Logistics	101,766	474,368	0.0%
	Wilh Wilhelmsen Holding ASA Class A	68,304	1,710,652	0.0%
#	XXL ASA	462,058	3,735,088	0.1%
TOTAL NORWAY			149,337,496	2.5%

PORTUGAL — (1.1%)
	Altri SGPS SA	589,558	5,941,306	0.1%
*	Banco Comercial Portugues SA Class R	67,440,721	20,166,824	0.3%
#	CTT-Correios de Portugal SA	983,146	3,443,891	0.1%
	EDP Renovaveis SA	50,245	523,688	0.0%
	Ibersol SGPS SA	30,601	427,057	0.0%
	Mota-Engil SGPS SA	850,092	2,837,198	0.0%
	Navigator Co. SA (The)	1,987,069	11,798,968	0.2%
	NOS SGPS SA	1,723,171	9,425,308	0.2%
	Novabase SGPS SA	72,649	230,084	0.0%
#	REN - Redes Energeticas Nacionais SGPS SA	2,398,576	6,710,201	0.1%
	Semapa-Sociedade de Investimento e Gestao	166,967	4,461,263	0.1%
	Sonae Capital SGPS SA	789,547	831,608	0.0%
	Sonae SGPS SA	5,942,646	7,130,508	0.1%
	Teixeira Duarte SA	797,539	233,841	0.0%
TOTAL PORTUGAL			74,161,745	1.2%

SPAIN — (5.8%)
#	Acciona SA	206,462	17,042,422	0.3%
	Acerinox SA	1,212,822	16,025,449	0.3%
#*	Adveo Group International SA	104,096	174,678	0.0%
	Alantra Partners SA	44,015	799,947	0.0%
	Almirall SA	472,247	6,311,801	0.1%
#*	Amper SA	6,227,113	2,155,726	0.0%
	Applus Services SA	862,128	11,490,280	0.2%
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	5,111,122	0.1%
	Azkoyen SA	67,253	658,656	0.0%

84

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
*	Baron de Ley	13,441	$1,803,936	0.0%
	Bolsas y Mercados Espanoles SHMSF SA	461,801	15,227,836	0.2%
#	Cellnex Telecom SA	909,420	22,864,152	0.4%
	Cia de Distribucion Integral Logista Holdings SA	298,306	7,698,807	0.1%
	Cie Automotive SA	371,168	10,921,883	0.2%
	Construcciones y Auxiliar de Ferrocarriles SA	109,863	5,257,714	0.1%
#*	Deoleo SA	2,088,552	447,268	0.0%
	Distribuidora Internacional de Alimentacion SA	3,849,981	11,183,950	0.2%
#*	Duro Felguera SA	489,623	164,825	0.0%
#	Ebro Foods SA	485,858	11,325,194	0.2%
*	eDreams ODIGEO SA	405,710	1,647,040	0.0%
	Elecnor SA	200,108	2,973,008	0.0%
#	Enagas SA	1,198,599	34,958,624	0.6%
	Ence Energia y Celulosa SA	1,118,132	9,883,315	0.2%
	Ercros SA	815,730	4,230,010	0.1%
	Euskaltel SA	475,181	4,296,787	0.1%
	Faes Farma SA	1,846,280	7,806,703	0.1%
	Fluidra SA	305,244	4,877,143	0.1%
#*	Fomento de Construcciones y Contratas SA	280,110	3,521,672	0.1%
#*	Global Dominion Access SA	556,430	3,003,890	0.1%
	Grupo Catalana Occidente SA	240,875	10,709,285	0.2%
#*	Grupo Empresarial San Jose SA	129,616	591,204	0.0%
#*	Grupo Ezentis SA	1,354,101	1,153,836	0.0%
	Iberpapel Gestion SA	45,010	1,899,911	0.0%
*	Indra Sistemas SA	864,616	10,313,900	0.2%
	Inmobiliaria del Sur SA	2,902	45,064	0.0%
#	Laboratorios Farmaceuticos Rovi SA	70,000	1,283,150	0.0%
*	Liberbank SA	10,171,105	5,196,081	0.1%
	Mediaset Espana Comunicacion SA	1,104,946	9,287,862	0.2%
	Melia Hotels International SA	750,422	10,264,766	0.2%
	Miquel y Costas & Miquel SA	90,253	3,390,877	0.1%
#	NH Hotel Group SA	1,501,179	11,078,176	0.2%
#	Obrascon Huarte Lain SA	926,681	2,955,980	0.0%
	Papeles y Cartones de Europa SA	320,535	6,336,147	0.1%
	Parques Reunidos Servicios Centrales SAU	37,609	603,311	0.0%
#*	Pharma Mar SA	1,078,930	1,914,083	0.0%
	Prim SA	39,424	580,398	0.0%
#*	Promotora de Informaciones SA Class A	1,879,166	3,526,719	0.1%
	Prosegur Cia de Seguridad SA	1,713,380	11,161,378	0.2%
#*	Quabit Inmobiliaria SA	799,193	1,795,644	0.0%
*	Realia Business SA	1,376,419	1,716,133	0.0%
#	Sacyr SA	2,898,931	7,903,186	0.1%
#*	Solaria Energia y Medio Ambiente SA	340,345	2,669,805	0.0%
	Talgo SA	527,275	3,154,282	0.1%
#	Tecnicas Reunidas SA	226,367	7,274,047	0.1%
*	Telepizza Group SA	110,355	745,035	0.0%
#*	Tubacex SA	801,831	2,660,072	0.0%
#*	Tubos Reunidos SA	785,848	288,542	0.0%
	Vidrala SA	98,630	9,384,973	0.2%
	Viscofan SA	261,752	17,806,380	0.3%
*	Vocento SA	352,577	570,514	0.0%

85

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Zardoya Otis SA	1,080,214	$10,300,582	0.2%
TOTAL SPAIN			382,425,161	6.4%

SWEDEN — (6.9%)
#	AAK AB	692,442	10,989,114	0.2%
*	AcadeMedia AB	134,931	729,836	0.0%
	Acando AB	901,661	3,147,968	0.1%
	AddLife AB	66,570	1,405,351	0.0%
	AddNode Group AB	47,530	473,039	0.0%
	AddTech AB Class B	310,371	6,843,174	0.1%
	AF AB Class B	554,411	12,657,898	0.2%
	Ahlsell AB	524,782	3,088,986	0.1%
#	Alimak Group AB	211,019	3,225,771	0.1%
#*	Anoto Group AB	313,692	132,380	0.0%
*	Arise AB	36,861	60,671	0.0%
	Atrium Ljungberg AB Class B	160,940	2,593,178	0.1%
	Attendo AB	414,611	3,661,029	0.1%
#	Avanza Bank Holding AB	133,985	6,858,221	0.1%
#*	Axactor AB	701,217	2,087,442	0.0%
*	BE Group AB	27,710	155,041	0.0%
	Beijer Alma AB	261,452	3,613,739	0.1%
#*	Beijer Electronics Group AB	80,992	360,553	0.0%
	Beijer Ref AB	246,015	4,446,308	0.1%
	Bergman & Beving AB	177,709	1,877,038	0.0%
#	Besqab AB	21,962	249,467	0.0%
#	Betsson AB	710,050	4,303,991	0.1%
	Bilia AB Class A	628,332	4,894,383	0.1%
#	BillerudKorsnas AB	120,069	1,692,500	0.0%
	BioGaia AB Class B	102,797	4,576,367	0.1%
#*	BioInvent International AB	248,706	52,779	0.0%
	Biotage AB	269,681	3,442,218	0.1%
	Bjorn Borg AB	99,769	252,881	0.0%
	Bonava AB	12,135	146,865	0.0%
	Bonava AB Class B	414,459	4,854,674	0.1%
	Bravida Holding AB	383,312	3,038,697	0.1%
	Bufab AB	200,674	2,528,870	0.1%
#	Bulten AB	113,966	1,322,434	0.0%
	Bure Equity AB	361,889	4,073,630	0.1%
#	Byggmax Group AB	372,728	1,620,110	0.0%
	Capio AB	445,773	2,129,992	0.0%
#	Catena AB	115,832	2,259,109	0.0%
#	Cavotec SA	66,402	174,171	0.0%
#	Clas Ohlson AB Class B	213,059	1,690,185	0.0%
	Cloetta AB Class B	1,509,438	4,568,564	0.1%
#*	CLX Communications AB	37,741	321,656	0.0%
#*	Collector AB	121,241	817,694	0.0%
	Com Hem Holding AB	807,301	13,096,682	0.2%
	Concentric AB	370,121	6,339,324	0.1%
*	Concordia Maritime AB Class B	100,760	115,305	0.0%
	Coor Service Management Holding AB	200,080	1,396,416	0.0%
	Corem Property Group AB Class B	163,626	170,601	0.0%

86

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#*	D Carnegie & Co. AB	44,039	$713,736	0.0%
#	Dedicare AB Class B	20,550	144,792	0.0%
	Dios Fastigheter AB	771,784	4,619,133	0.1%
	Dometic Group AB	250,551	2,452,189	0.1%
#*	Doro AB	155,569	730,749	0.0%
	Duni AB	215,861	3,087,792	0.1%
#	Dustin Group AB	225,889	2,034,027	0.0%
	Eastnine AB	109,780	1,147,416	0.0%
#	Elanders AB Class B	53,806	400,395	0.0%
#*	Eltel AB	192,132	482,476	0.0%
#*	Enea AB	83,607	837,441	0.0%
#	eWork Group AB	28,929	287,222	0.0%
	Fabege AB	1,079,959	12,844,915	0.2%
#	Fagerhult AB	207,289	1,768,866	0.0%
	Fenix Outdoor International AG	15,827	1,921,881	0.0%
#*	Fingerprint Cards AB Class B	634,700	484,834	0.0%
	Getinge AB Class B	257,688	2,339,299	0.0%
	Granges AB	536,918	7,006,111	0.1%
#	Gunnebo AB	212,245	630,632	0.0%
	Haldex AB	221,039	2,199,640	0.0%
	Heba Fastighets AB Class B	49,167	600,308	0.0%
	Hemfosa Fastigheter AB	945,285	11,041,258	0.2%
	HIQ International AB	254,760	1,759,405	0.0%
#	HMS Networks AB	64,765	1,105,179	0.0%
#	Hoist Finance AB	335,790	2,454,213	0.1%
	Holmen AB	372,103	8,428,081	0.2%
	Indutrade AB	420,756	10,013,796	0.2%
	Inwido AB	344,615	2,462,195	0.1%
#	ITAB Shop Concept AB Class B	121,363	479,748	0.0%
	JM AB	381,548	6,795,362	0.1%
	KappAhl AB	458,925	1,644,309	0.0%
#	Karo Pharma AB	873,132	2,869,656	0.1%
	Kindred Group P.L.C.	1,114,667	13,964,282	0.2%
	Klovern AB Class B	3,701,460	4,095,215	0.1%
	KNOW IT AB	135,788	2,601,553	0.1%
#	Kungsleden AB	1,116,586	7,685,687	0.1%
	Lagercrantz Group AB Class B	360,259	3,916,923	0.1%
	Lifco AB Class B	53,458	1,898,952	0.0%
	Lindab International AB	517,119	3,780,424	0.1%
	Loomis AB Class B	357,907	12,399,766	0.2%
#*	Medivir AB Class B	169,635	622,235	0.0%
#	Mekonomen AB	150,926	2,077,459	0.0%
	Modern Times Group MTG AB Class B	254,009	10,599,572	0.2%
*	Momentum Group AB Class B	177,211	2,181,846	0.0%
#	MQ Holding AB	212,980	337,458	0.0%
#	Mycronic AB	464,036	5,171,757	0.1%
	NCC AB Class B	411,433	6,822,165	0.1%
	Nederman Holding AB	24,590	275,386	0.0%
#*	Net Insight AB Class B	1,047,191	492,023	0.0%
	NetEnt AB	939,633	4,990,974	0.1%
	New Wave Group AB Class B	378,457	2,216,358	0.0%
	Nobia AB	740,155	5,683,130	0.1%

87

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Nobina AB	569,897	$4,345,687	0.1%
	Nolato AB Class B	171,585	13,806,773	0.2%
	Nordic Waterproofing Holding A.S.	33,142	304,930	0.0%
#	NP3 Fastigheter AB	136,060	851,620	0.0%
#	OEM International AB Class B	46,319	935,041	0.0%
#	Opus Group AB	1,440,504	1,039,627	0.0%
	Oriflame Holding AG	237,287	7,619,407	0.1%
	Pandox AB	142,822	2,421,299	0.1%
	Peab AB	1,103,094	8,294,819	0.1%
	Platzer Fastigheter Holding AB Class B	131,875	858,824	0.0%
#	Pricer AB Class B	832,220	815,821	0.0%
	Proact IT Group AB	50,363	943,334	0.0%
#*	Qliro Group AB	795,678	1,178,487	0.0%
*	Radisson Hospitality AB	168,090	538,280	0.0%
#	Ratos AB Class B	1,481,561	4,937,411	0.1%
*	RaySearch Laboratories AB	129,144	1,510,628	0.0%
#*	Recipharm AB Class B	271,551	4,051,156	0.1%
	Resurs Holding AB	286,468	1,836,758	0.0%
#	Rottneros AB	641,827	850,442	0.0%
	Sagax AB Class B	154,039	1,906,346	0.0%
#*	SAS AB	960,970	1,835,673	0.0%
	Scandi Standard AB	300,075	1,914,905	0.0%
	Scandic Hotels Group AB	383,526	3,299,809	0.1%
	Sectra AB Class B	81,468	2,151,875	0.0%
	Semcon AB	110,174	697,871	0.0%
#*	Sensys Gatso Group AB	3,866,489	540,924	0.0%
	SkiStar AB	146,905	3,055,531	0.1%
	Sweco AB Class B	325,168	7,655,412	0.1%
#	Systemair AB	84,050	833,635	0.0%
	Thule Group AB	527,575	13,076,942	0.2%
#*	Tobii AB	73,407	327,251	0.0%
	Troax Group AB	30,192	971,347	0.0%
	VBG Group AB Class B	26,108	411,815	0.0%
#	Victoria Park AB Class B	681,163	2,883,679	0.1%
	Vitrolife AB	358,640	5,238,609	0.1%
	Wallenstam AB Class B	977,095	8,765,242	0.2%
	Wihlborgs Fastigheter AB	854,808	9,868,065	0.2%
TOTAL SWEDEN			448,711,798	7.5%

SWITZERLAND — (10.5%)
*	Allreal Holding AG	87,899	14,322,780	0.2%
*	Alpiq Holding AG	9,337	707,273	0.0%
	ALSO Holding AG	32,627	3,895,477	0.1%
	ams AG	297,956	22,096,450	0.4%
#	APG SGA SA	7,848	2,938,337	0.1%
#*	Arbonia AG	265,025	4,356,287	0.1%
#*	Aryzta AG	543,826	8,134,512	0.1%
	Ascom Holding AG	208,330	3,769,297	0.1%
#	Autoneum Holding AG	19,943	4,655,444	0.1%
#	Bachem Holding AG Class B	23,995	3,162,981	0.1%
	Bank Cler AG	30,941	1,628,155	0.0%

88

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Banque Cantonale de Geneve	8,818	$1,654,227	0.0%
	Banque Cantonale du Jura SA	4,442	253,571	0.0%
	Banque Cantonale Vaudoise	11,753	9,033,850	0.2%
	Belimo Holding AG	2,488	10,816,847	0.2%
	Bell Food Group AG	9,765	3,124,544	0.1%
	Bellevue Group AG	55,759	1,298,516	0.0%
#	Berner Kantonalbank AG	25,472	4,687,296	0.1%
	BFW Liegenschaften AG	2,894	124,737	0.0%
	BKW AG	89,837	5,798,483	0.1%
	Bobst Group SA	55,474	5,672,048	0.1%
	Bossard Holding AG Class A	36,212	6,712,926	0.1%
	Bucher Industries AG	46,421	15,484,579	0.3%
#	Burckhardt Compression Holding AG	20,063	7,117,139	0.1%
#	Burkhalter Holding AG	20,988	1,774,386	0.0%
	Calida Holding AG	28,379	1,027,453	0.0%
	Carlo Gavazzi Holding AG	2,093	699,099	0.0%
	Cembra Money Bank AG	184,764	14,471,666	0.2%
	Cham Group AG	2,187	960,954	0.0%
	Cicor Technologies, Ltd.	14,249	998,800	0.0%
	Cie Financiere Tradition SA	10,069	1,062,815	0.0%
	Coltene Holding AG	20,595	2,110,704	0.0%
	Conzzeta AG	8,497	9,773,029	0.2%
	Daetwyler Holding AG	44,920	8,618,484	0.1%
	DKSH Holding AG	179,969	12,652,470	0.2%
	dormakaba Holding AG	16,814	11,745,880	0.2%
*	Dottikon Es Holding AG	143	97,785	0.0%
	EFG International AG	538,864	4,022,407	0.1%
	Emmi AG	13,431	11,426,724	0.2%
	Energiedienst Holding AG	73,327	2,164,138	0.0%
#*	Evolva Holding SA	3,037,793	714,328	0.0%
#	Feintool International Holding AG	13,181	1,413,087	0.0%
	Flughafen Zurich AG	52,318	10,644,884	0.2%
	Forbo Holding AG	6,853	10,212,234	0.2%
	GAM Holding AG	1,257,924	17,297,460	0.3%
	Georg Fischer AG	26,277	33,555,294	0.6%
#	Gurit Holding AG	2,373	1,927,380	0.0%
	Helvetia Holding AG	49,892	28,462,775	0.5%
	Hiag Immobilien Holding AG	11,551	1,396,421	0.0%
#	HOCHDORF Holding AG	6,839	1,936,831	0.0%
#	Huber & Suhner AG	73,903	4,493,742	0.1%
	Hypothekarbank Lenzburg AG	6	27,522	0.0%
*	Idorsia, Ltd.	16,556	436,845	0.0%
	Implenia AG	101,315	7,704,367	0.1%
	Inficon Holding AG	9,931	5,048,027	0.1%
	Interroll Holding AG	3,944	6,918,469	0.1%
	Intershop Holding AG	9,285	4,730,085	0.1%
	Investis Holding SA	839	50,523	0.0%
	Jungfraubahn Holding AG	7,959	1,179,910	0.0%
	Kardex AG	39,134	5,415,226	0.1%
#	Komax Holding AG	23,246	6,121,400	0.1%
#	Kudelski SA	197,997	1,849,128	0.0%
#*	Lastminute.com NV	20,887	277,662	0.0%

89

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	LEM Holding SA	3,773	$5,620,545	0.1%
	Liechtensteinische Landesbank AG	42,928	2,639,149	0.0%
	Logitech International SA	419,824	18,392,864	0.3%
	Luzerner Kantonalbank AG	18,034	9,375,686	0.2%
*	MCH Group AG	6,075	302,209	0.0%
#	Meier Tobler Group AG	22,913	689,234	0.0%
	Metall Zug AG Class B	918	2,908,159	0.1%
#*	Meyer Burger Technology AG	248,064	233,418	0.0%
#	Mobilezone Holding AG	205,530	2,075,985	0.0%
	Mobimo Holding AG	38,782	9,577,119	0.2%
	OC Oerlikon Corp. AG	1,297,574	19,768,187	0.3%
*	Orascom Development Holding AG	94,045	1,403,701	0.0%
#	Orell Fuessli Holding AG	5,028	553,805	0.0%
	Orior AG	34,849	3,000,631	0.1%
#	Panalpina Welttransport Holding AG	61,671	8,395,213	0.1%
	Phoenix Mecano AG	4,024	2,686,438	0.1%
	Plazza AG Class A	6,678	1,531,295	0.0%
	PSP Swiss Property AG	268,010	24,846,148	0.4%
	Rieter Holding AG	18,515	3,190,373	0.1%
	Romande Energie Holding SA	2,625	3,134,780	0.1%
#	Schaffner Holding AG	3,238	1,061,073	0.0%
*	Schmolz + Bickenbach AG	3,211,657	2,522,372	0.0%
	Schweiter Technologies AG	6,013	6,259,282	0.1%
	SFS Group AG	93,300	9,839,372	0.2%
	Siegfried Holding AG	25,183	10,066,983	0.2%
	St Galler Kantonalbank AG	12,721	6,611,594	0.1%
#	Sulzer AG	106,641	12,917,073	0.2%
	Sunrise Communications Group AG	234,853	19,083,027	0.3%
	Swiss Prime Site AG	50,505	4,640,380	0.1%
	Swissquote Group Holding SA	60,743	3,362,252	0.1%
	Tamedia AG	15,124	2,290,115	0.0%
	Tecan Group AG	55,658	13,507,309	0.2%
	Temenos AG	80,963	12,175,746	0.2%
	Thurgauer Kantonalbank	3,152	329,167	0.0%
*	Tornos Holding AG	17,058	192,856	0.0%
#	u-blox Holding AG	40,953	8,114,765	0.1%
	Valiant Holding AG	106,613	12,051,670	0.2%
	Valora Holding AG	22,093	7,212,806	0.1%
	VAT Group AG	152,229	20,269,769	0.3%
	Vaudoise Assurances Holding SA	6,067	3,159,545	0.1%
	Vetropack Holding AG	1,223	2,469,097	0.0%
#*	Von Roll Holding AG	339,643	411,973	0.0%
	Vontobel Holding AG	170,100	12,336,686	0.2%
	VP Bank AG	17,294	3,290,274	0.1%
	VZ Holding AG	14,277	4,487,381	0.1%
	Walliser Kantonalbank	18,866	2,203,044	0.0%
#	Ypsomed Holding AG	20,183	2,935,563	0.1%
	Zehnder Group AG	66,561	2,755,978	0.1%
#	Zug Estates Holding AG Class B	1,074	1,865,354	0.0%
	Zuger Kantonalbank AG	681	4,050,857	0.1%
TOTAL SWITZERLAND			689,664,452	11.6%

90

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
UNITED KINGDOM — (0.1%)
Rhi Magnesita NV	82,370	$4,947,835	0.1%
TOTAL COMMON STOCKS		5,881,976,108	98.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Biotest AG	89,937	2,597,496	0.0%
Draegerwerk AG & Co. KGaA	42,348	3,031,591	0.1%
Fuchs Petrolub SE	115,116	5,664,441	0.1%
Jungheinrich AG	258,252	9,546,871	0.2%
Sartorius AG	87,562	13,035,455	0.2%
Sixt SE	93,948	7,356,171	0.1%
STO SE & Co. KGaA	11,592	1,490,853	0.0%
Villeroy & Boch AG	49,088	962,642	0.0%
TOTAL GERMANY		43,685,520	0.7%
TOTAL PREFERRED STOCKS		43,685,520	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%

ISRAEL — (0.0%)
* Space Communication, Ltd.(BZ2YQP1)	—	—	0.0%
* Space Communication, Ltd.(BZ2YQR3)	1,490	321	0.0%
* Space Communication, Ltd.(BZ2YQS4)	—	—	0.0%
TOTAL ISRAEL		321	0.0%

ITALY — (0.0%)
* Caltagirone Editore SpA	6,277	—	0.0%

NORWAY — (0.0%)
* Odfjell Drilling, Ltd. 07/04/18	27,640	—	0.0%

SPAIN — (0.0%)
#* Sacyr SA Rights	2,898,931	165,545	0.0%
TOTAL RIGHTS/WARRANTS		165,866	0.0%
TOTAL INVESTMENT SECURITIES		5,925,827,494

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
§@ DFA Short Term Investment Fund	54,021,587	625,083,779	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $5,242,732,007)^^		$6,550,911,273	110.0%
TOTAL INVESTMENT SECURITIES		—

91

The Continental Small Company Series
continued

Summary of the Series' investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$181,937,118	—	$181,937,118
Belgium	$7,766,682	240,623,929	—	248,390,611
Denmark	—	333,571,486	—	333,571,486
Finland	—	401,528,319	—	401,528,319
France	—	756,420,806	—	756,420,806
Germany	—	927,480,349	—	927,480,349
Ireland	—	80,837,048	—	80,837,048
Israel	—	147,913,981	—	147,913,981
Italy	—	659,843,800	—	659,843,800
Netherlands	13,474,150	381,329,953	—	394,804,103
Norway	—	149,337,496	—	149,337,496
Portugal	—	74,161,745	—	74,161,745
Spain	—	382,425,161	—	382,425,161
Sweden	—	448,711,798	—	448,711,798
Switzerland	—	689,664,452	—	689,664,452
United Kingdom	—	4,947,835	—	4,947,835
Preferred Stocks
Germany	—	43,685,520	—	43,685,520
Rights/Warrants
Israel	—	321	—	321
Spain	—	165,545	—	165,545
Securities Lending Collateral	—	625,083,779	—	625,083,779
TOTAL	$21,240,832	$6,529,670,441	—	$6,550,911,273

92

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (82.0%)
Consumer Discretionary — (6.7%)
#	Aimia, Inc.	923,817	$1,630,286	0.1%
*	Aritzia, Inc.	197,880	2,348,099	0.2%
	AutoCanada, Inc.	178,738	2,312,656	0.2%
	BMTC Group, Inc.	20,581	230,130	0.0%
#	Cineplex, Inc.	293,783	6,520,814	0.5%
	Cogeco Communications, Inc.	68,586	3,397,346	0.3%
	Cogeco, Inc.	39,668	1,753,702	0.1%
#	Corus Entertainment, Inc. Class B	729,712	2,753,107	0.2%
#	DHX Media, Ltd.	854,435	1,774,318	0.2%
	Dorel Industries, Inc. Class B	194,280	3,295,511	0.3%
#	Enercare, Inc.	658,759	9,009,612	0.7%
	Gamehost, Inc.	65,373	592,740	0.1%
*	Glacier Media, Inc.	171,625	98,564	0.0%
#	goeasy, Ltd.	62,339	1,909,077	0.2%
*	Great Canadian Gaming Corp.	354,538	12,553,717	1.0%
#	Hudson's Bay Co.	538,586	4,801,451	0.4%
*	Indigo Books & Music, Inc.	11,252	145,502	0.0%
*	Intertain Group, Ltd. (The)	60,134	785,381	0.1%
	Leon's Furniture, Ltd.	146,675	2,014,947	0.2%
	Linamar Corp.	75,100	3,302,423	0.3%
	Martinrea International, Inc.	564,348	6,052,795	0.5%
	MTY Food Group, Inc.	111,734	4,281,001	0.4%
	Park Lawn Corp.	9,600	177,812	0.0%
#	Pizza Pizza Royalty Corp.	171,912	1,601,888	0.1%
	Pollard Banknote, Ltd.	14,400	235,938	0.0%
	Recipe Unlimited Corp.	102,477	2,219,237	0.2%
	Reitmans Canada, Ltd. Class A	263,612	822,127	0.1%
	Sleep Country Canada Holdings, Inc.	230,448	5,709,270	0.5%
*	Stars Group, Inc. (The)	292,985	10,626,041	0.9%
	Torstar Corp. Class B	393,289	388,906	0.0%
*	TVA Group, Inc. Class B	7,000	18,050	0.0%
#	Uni-Select, Inc.	258,031	4,104,080	0.3%
#*	Yellow Pages, Ltd.	220,225	1,512,670	0.1%
	Zenith Capital Corp.	111,820	6,890	0.0%
Total Consumer Discretionary			98,986,088	8.2%

Consumer Staples — (3.7%)
#	AGT Food & Ingredients, Inc.	151,923	1,770,403	0.2%
#	Alcanna, Inc.	226,411	1,574,105	0.1%
#	Andrew Peller, Ltd. Class A	110,000	1,426,615	0.1%
#	Clearwater Seafoods, Inc.	103,395	397,960	0.0%
	Corby Spirit and Wine, Ltd.	73,867	1,161,959	0.1%
	Cott Corp.(2228941)	96,682	1,600,087	0.1%
	Cott Corp.(2228952)	886,570	14,687,936	1.2%
	High Liner Foods, Inc.	130,291	1,007,918	0.1%
	KP Tissue, Inc.	18,000	141,711	0.0%
	Lassonde Industries, Inc. Class A	9,500	2,023,280	0.2%
	Maple Leaf Foods, Inc.	120,000	3,034,115	0.3%
	Metro, Inc.	1,346	45,750	0.0%
*	Neptune Technologies & Bioressources, Inc.	54,324	168,594	0.0%

93

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	North West Co., Inc. (The)	329,536	$7,349,481	0.6%
	Premium Brands Holdings Corp.	154,576	13,319,415	1.1%
#	Rogers Sugar, Inc.	575,336	2,319,462	0.2%
#*	SunOpta, Inc.	379,450	3,203,815	0.3%
	Ten Peaks Coffee Co., Inc.	1,800	8,366	0.0%
Total Consumer Staples			55,240,972	4.6%

Energy — (18.1%)
*	Advantage Oil & Gas, Ltd.	1,154,775	3,610,182	0.3%
#*	Africa Oil Corp.	1,284,299	1,152,758	0.1%
#	AKITA Drilling, Ltd. Class A	40,600	171,090	0.0%
#*	Athabasca Oil Corp.	3,197,876	4,378,486	0.4%
#*	Baytex Energy Corp.	1,675,106	5,568,184	0.5%
#*	Bellatrix Exploration, Ltd.	325,319	326,643	0.0%
#	Birchcliff Energy, Ltd.	1,400,829	5,135,965	0.4%
#*	BlackPearl Resources, Inc.	1,624,601	1,804,220	0.1%
#	Bonavista Energy Corp.	1,499,841	1,699,892	0.1%
#	Bonterra Energy Corp.	163,918	2,129,631	0.2%
#*	Calfrac Well Services, Ltd.	874,615	3,712,282	0.3%
#*	Canacol Energy, Ltd.	921,342	2,985,521	0.2%
#	Cardinal Energy, Ltd.	697,561	2,934,249	0.2%
#	CES Energy Solutions Corp.	1,317,997	4,501,431	0.4%
#*	Chinook Energy, Inc.	133,656	20,333	0.0%
*	Crew Energy, Inc.	1,228,076	1,877,635	0.2%
#*	Delphi Energy Corp.	1,076,339	720,479	0.1%
#*	Denison Mines Corp.	3,418,235	1,664,071	0.1%
	Enerflex, Ltd.	574,158	6,175,480	0.5%
#*	Energy Fuels, Inc.	434,690	985,339	0.1%
#	Enerplus Corp.	1,482,999	18,703,171	1.5%
#	Ensign Energy Services, Inc.	914,927	4,085,210	0.3%
*	Epsilon Energy, Ltd.	312,073	664,667	0.1%
#*	Essential Energy Services Trust	1,034,741	448,638	0.0%
#*	Fission Uranium Corp.	1,925,000	981,060	0.1%
#	Freehold Royalties, Ltd.	552,172	5,208,179	0.4%
#*	Frontera Energy Corp.	133,880	1,948,142	0.2%
*	GASFRAC Energy Services, Inc.	91,560	1	0.0%
*	Gear Energy, Ltd.	838,400	860,944	0.1%
#	Gibson Energy, Inc.	618,501	8,247,307	0.7%
*	Gran Tierra Energy, Inc.	2,881,425	9,972,604	0.8%
#	Granite Oil Corp.	226,808	524,471	0.0%
#	High Arctic Energy Services, Inc.	81,000	235,363	0.0%
#*	Iron Bridge Resources, Inc.	1,197,822	683,350	0.1%
#*	Kelt Exploration, Ltd.	1,174,340	7,976,919	0.7%
*	MEG Energy Corp.	1,516,583	12,643,479	1.0%
#	Mullen Group, Ltd.	670,527	7,900,554	0.7%
#*	Newalta Corp.	579,398	555,312	0.0%
	North American Construction Group, Ltd.	164,634	970,535	0.1%
*	NuVista Energy, Ltd.	1,310,626	9,092,085	0.8%
#*	Obsidian Energy, Ltd.	3,864,779	4,380,269	0.4%
#*	Painted Pony Energy, Ltd.	636,361	1,103,642	0.1%
#*	Paramount Resources, Ltd. Class A	499,113	5,653,060	0.5%

94

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
*	Parex Resources, Inc.	923,902	$17,442,854	1.4%
#	Parkland Fuel Corp.	448,025	11,007,650	0.9%
#	Pason Systems, Inc.	429,341	7,028,044	0.6%
#*	Pengrowth Energy Corp.	3,272,369	2,339,807	0.2%
#*	Petrus Resources, Ltd.	19,582	15,044	0.0%
#	Peyto Exploration & Development Corp.	501,965	3,864,059	0.3%
*	PHX Energy Services Corp.	285,274	462,202	0.0%
#*	Pine Cliff Energy, Ltd.	496,700	134,126	0.0%
#*	Precision Drilling Corp.	1,986,826	6,574,140	0.5%
#	Pulse Seismic, Inc.	308,039	627,958	0.1%
#*	Questerre Energy Corp. Class A	797,460	333,627	0.0%
*	Raging River Exploration, Inc.	1,337,443	5,798,826	0.5%
#	Secure Energy Services, Inc.	1,100,716	6,078,575	0.5%
	ShawCor, Ltd.	366,775	7,119,840	0.6%
*	Source Energy Services, Ltd.	12,300	46,500	0.0%
*	STEP Energy Services, Ltd.	25,400	212,142	0.0%
*	Strad Energy Services, Ltd.	19,447	22,928	0.0%
#	Surge Energy, Inc.	1,946,656	3,524,163	0.3%
*	Tamarack Valley Energy, Ltd.	1,058,949	3,713,349	0.3%
	Tidewater Midstream and Infrastructure, Ltd.	221,000	208,451	0.0%
	TORC Oil & Gas, Ltd.	973,412	5,434,788	0.4%
	Total Energy Services, Inc.	276,579	2,444,644	0.2%
*	TransGlobe Energy Corp.	516,845	1,431,039	0.1%
#*	Trican Well Service, Ltd.	2,020,540	4,595,455	0.4%
#*	Trinidad Drilling, Ltd.	1,734,484	2,467,185	0.2%
#	Vermilion Energy, Inc.	152,576	5,502,333	0.5%
#*	Western Energy Services Corp.	573,097	466,446	0.0%
#	Whitecap Resources, Inc.	1,531,014	10,376,400	0.9%
*	Xtreme Drilling Corp.	108,261	175,405	0.0%
*	Yangarra Resources, Ltd.	514,771	2,169,270	0.2%
#	ZCL Composites, Inc.	176,127	1,158,862	0.1%
Total Energy			267,168,945	22.0%

Financials — (6.7%)
	AGF Management, Ltd. Class B	487,635	2,581,630	0.2%
#	Alaris Royalty Corp.	284,445	3,448,867	0.3%
#	Callidus Capital Corp.	82,720	342,923	0.0%
	Canaccord Genuity Group, Inc.	842,465	4,652,414	0.4%
#	Canadian Western Bank	618,680	16,306,440	1.3%
#	Chesswood Group, Ltd.	79,442	656,251	0.1%
	Clairvest Group, Inc.	1,900	68,830	0.0%
	E-L Financial Corp., Ltd.	5,878	3,666,300	0.3%
#*	Echelon Financial Holdings, Inc.	14,650	133,055	0.0%
	ECN Capital Corp.	2,243,908	6,025,174	0.5%
#	Element Fleet Management Corp.	522,800	2,457,615	0.2%
#	Equitable Group, Inc.	76,324	3,457,846	0.3%
	Fiera Capital Corp.	267,337	2,393,456	0.2%
	Firm Capital Mortgage Investment Corp.	160,918	1,613,280	0.1%
#	First National Financial Corp.	100,937	2,189,726	0.2%
#	Genworth MI Canada, Inc.	313,480	10,200,947	0.8%
#	Gluskin Sheff + Associates, Inc.	215,296	2,689,051	0.2%

95

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	GMP Capital, Inc.	363,187	$792,870	0.1%
	Guardian Capital Group, Ltd. Class A	68,714	1,203,730	0.1%
#*	Home Capital Group, Inc.	476,446	5,439,816	0.5%
*	Kingsway Financial Services, Inc.	13,070	35,692	0.0%
#	Laurentian Bank of Canada	268,259	9,153,842	0.8%
#	Sprott, Inc.	1,478,288	3,418,396	0.3%
#*	Street Capital Group, Inc.	120,227	77,734	0.0%
	Timbercreek Financial Corp.	409,409	2,846,384	0.2%
	TMX Group, Ltd.	180,578	11,837,532	1.0%
*	Trisura Group, Ltd.	23,111	467,793	0.0%
Total Financials			98,157,594	8.1%

Health Care — (1.3%)
#*	CRH Medical Corp.	470,396	1,470,602	0.1%
#	Extendicare, Inc.	577,071	3,182,417	0.2%
*	Knight Therapeutics, Inc.	733,325	4,490,371	0.4%
#	Medical Facilities Corp.	188,969	2,008,061	0.2%
*	MedReleaf Corp.	115,500	2,371,236	0.2%
#	Sienna Senior Living, Inc.	312,115	3,936,308	0.3%
#*	Theratechnologies, Inc.	217,701	2,099,759	0.2%
Total Health Care			19,558,754	1.6%

Industrials — (10.0%)
	Aecon Group, Inc.	432,401	5,084,942	0.4%
#	Ag Growth International, Inc.	103,058	4,339,779	0.4%
	Algoma Central Corp.	39,390	444,042	0.0%
*	ATS Automation Tooling Systems, Inc.	526,630	7,827,445	0.6%
#	Badger Daylighting, Ltd.	238,081	5,735,386	0.5%
#	Bird Construction, Inc.	308,144	1,701,689	0.1%
	Black Diamond Group, Ltd.	335,792	909,306	0.1%
	Calian Group, Ltd.	31,555	750,081	0.1%
	CanWel Building Materials Group, Ltd.	508,922	2,663,358	0.2%
	Cargojet, Inc.	16,249	793,138	0.1%
	Cervus Equipment Corp.	45,297	490,647	0.0%
#*	DIRTT Environmental Solutions	311,768	1,520,125	0.1%
#	Exchange Income Corp.	89,484	2,180,860	0.2%
#	Exco Technologies, Ltd.	179,248	1,212,121	0.1%
*	GDI Integrated Facility Services, Inc.	700	8,754	0.0%
*	Heroux-Devtek, Inc.	195,954	2,261,151	0.2%
#	Horizon North Logistics, Inc.	918,844	1,838,177	0.2%
*	IBI Group, Inc.	103,000	550,002	0.0%
	K-Bro Linen, Inc.	61,053	1,740,125	0.1%
	Magellan Aerospace Corp.	91,876	1,122,374	0.1%
#	Maxar Technologies, Ltd.	256,971	12,900,837	1.1%
	Morneau Shepell, Inc.	329,911	6,820,812	0.6%
#	NFI Group, Inc.	331,320	12,359,132	1.0%
	Richelieu Hardware, Ltd.	310,955	6,483,305	0.5%
	Rocky Mountain Dealerships, Inc.	112,555	942,632	0.1%
	Russel Metals, Inc.	412,096	8,422,789	0.7%
	Savaria Corp.	138,100	1,683,903	0.1%
#	Stantec, Inc.	347,806	8,944,830	0.7%

96

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Stuart Olson, Inc.	144,359	$845,521	0.1%
	TFI International, Inc.	527,889	16,282,584	1.3%
	Toromont Industries, Ltd.	213,413	9,230,337	0.8%
#	Transcontinental, Inc. Class A	455,476	10,577,479	0.9%
	Wajax Corp.	138,466	2,622,602	0.2%
#	Westshore Terminals Investment Corp.	319,049	5,783,241	0.5%
Total Industrials			147,073,506	12.1%

Information Technology — (4.0%)
*	5N Plus, Inc.	527,729	1,344,763	0.1%
#	Absolute Software Corp.	238,088	1,255,049	0.1%
*	BSM Technologies, Inc.	21,200	21,286	0.0%
*	Celestica, Inc.(2262659)	36,408	432,163	0.0%
*	Celestica, Inc.(2263362)	755,063	8,977,016	0.7%
	Computer Modelling Group, Ltd.	483,483	3,714,432	0.3%
*	Descartes Systems Group, Inc. (The)	434,588	14,158,448	1.2%
	Enghouse Systems, Ltd.	118,057	6,894,029	0.6%
#	Evertz Technologies, Ltd.	162,053	1,969,807	0.2%
#*	EXFO, Inc.	60,487	207,965	0.0%
*	GoldMoney, Inc.	15,700	34,633	0.0%
*	Kinaxis, Inc.	132,974	8,951,583	0.7%
#	Mediagrif Interactive Technologies, Inc.	30,070	281,338	0.0%
*	Mitel Networks Corp.	449,025	4,914,971	0.4%
	Pivot Technology Solutions, Inc.	53,300	77,843	0.0%
*	Points International, Ltd.	41,259	681,033	0.1%
#	Quarterhill, Inc.	785,133	871,939	0.1%
#*	Sierra Wireless, Inc.	196,447	3,142,495	0.2%
*	Solium Capital, Inc.	78,206	684,708	0.1%
#*	UrtheCast Corp.	194,714	34,066	0.0%
	Vecima Networks, Inc.	6,059	39,866	0.0%
Total Information Technology			58,689,433	4.8%

Materials — (23.9%)
#	Acadian Timber Corp.	60,338	913,343	0.1%
#	AirBoss of America Corp.	100,662	1,186,826	0.1%
*	Alacer Gold Corp.	1,979,492	3,658,894	0.3%
	Alamos Gold, Inc. Class A	2,388,720	13,609,333	1.1%
*	Alexco Resource Corp.	4,700	6,185	0.0%
#*	Alio Gold, Inc.	204,318	296,846	0.0%
#	Altius Minerals Corp.	261,400	2,614,696	0.2%
#*	Americas Silver Corp.	170,412	532,761	0.0%
*	Amerigo Resources, Ltd.	473,700	356,721	0.0%
*	Argonaut Gold, Inc.	1,166,038	2,048,871	0.2%
#*	Asanko Gold, Inc.	861,993	931,069	0.1%
*	B2Gold Corp.	5,823,490	15,105,238	1.2%
	Caledonia Mining Corp. P.L.C.	540	4,600	0.0%
*	Canfor Corp.	440,670	10,605,712	0.9%
	Canfor Pulp Products, Inc.	217,215	4,167,012	0.3%
*	Capstone Mining Corp.	3,069,355	2,358,079	0.2%
	Cascades, Inc.	482,793	4,322,423	0.4%
*	Centerra Gold, Inc.	1,552,135	8,630,517	0.7%

97

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	China Gold International Resources Corp., Ltd.	1,658,100	$2,875,646	0.2%
#*	Conifex Timber, Inc.	19,400	86,770	0.0%
#*	Continental Gold, Inc.	982,848	2,833,449	0.2%
#*	Copper Mountain Mining Corp.	972,155	916,953	0.1%
#*	Dalradian Resources, Inc.	150,894	165,282	0.0%
*	Detour Gold Corp.	1,073,245	9,649,531	0.8%
*	Dundee Precious Metals, Inc.	1,421,222	3,394,544	0.3%
*	eCobalt Solutions, Inc.	100,900	81,355	0.0%
#*	Eldorado Gold Corp.	4,240,346	4,289,857	0.4%
#*	Endeavour Mining Corp.	382,529	6,864,071	0.6%
#*	Endeavour Silver Corp.	586,873	1,843,674	0.2%
#*	First Majestic Silver Corp.	927,292	7,074,690	0.6%
*	First Mining Gold Corp.	815,900	279,280	0.0%
*	Fortress Global Enterprises, Inc.	16,706	43,206	0.0%
*	Fortuna Silver Mines, Inc.	1,210,391	6,886,795	0.6%
*	Golden Star Resources, Ltd.	2,409,227	1,649,340	0.1%
#*	Great Panther Silver, Ltd.	834,051	970,675	0.1%
*	Guyana Goldfields, Inc.	1,150,118	4,295,500	0.4%
	HudBay Minerals, Inc.	1,705,186	9,507,484	0.8%
*	IAMGOLD Corp.	3,203,040	18,662,980	1.5%
#*	Imperial Metals Corp.	346,592	479,822	0.0%
*	Interfor Corp.	467,908	8,986,937	0.7%
*	International Tower Hill Mines, Ltd.	13,001	6,428	0.0%
	Intertape Polymer Group, Inc.	360,977	4,961,666	0.4%
*	Ivanhoe Mines, Ltd. Class A	2,296,109	4,715,699	0.4%
	Kirkland Lake Gold, Ltd.	781,555	16,550,786	1.4%
*	Klondex Mines, Ltd.	996,563	2,327,196	0.2%
#	Labrador Iron Ore Royalty Corp.	417,556	7,651,408	0.6%
*	Largo Resources, Ltd.	297,200	393,358	0.0%
*	Leagold Mining Corp.	257,542	507,385	0.0%
*	Liberty Gold Corp.	105,861	35,431	0.0%
#	Lucara Diamond Corp.	1,690,358	2,713,008	0.2%
#*	Lundin Gold, Inc.	148,809	518,423	0.0%
*	Lydian International, Ltd.	83,014	22,101	0.0%
*	Major Drilling Group International, Inc.	615,212	3,247,687	0.3%
#	Mandalay Resources Corp.	1,371,135	203,378	0.0%
#*	Marathon Gold Corp.	172,000	117,750	0.0%
#*	Midas Gold Corp.	64,084	47,771	0.0%
*	Mountain Province Diamonds, Inc.	82,700	207,591	0.0%
#*	Nautilus Minerals, Inc.	227,078	33,682	0.0%
#	Nevsun Resources, Ltd.	2,058,709	7,156,506	0.6%
*	New Gold, Inc.	3,824,551	7,971,148	0.7%
*	Nighthawk Gold Corp.	17,500	5,591	0.0%
	Norbord, Inc.	102,923	4,232,321	0.4%
#*	Northern Dynasty Minerals, Ltd.	106,100	57,301	0.0%
	OceanaGold Corp.	3,727,260	10,348,381	0.9%
*	Orbite Technologies, Inc.	73,500	2,205	0.0%
	Osisko Gold Royalties, Ltd.	745,064	7,055,901	0.6%
#*	Osisko Mining, Inc.	282,777	387,174	0.0%
	Pan American Silver Corp.	1,044,715	18,698,622	1.5%
#*	PolyMet Mining Corp.	642,081	630,042	0.1%
*	Premier Gold Mines, Ltd.	1,131,049	2,245,493	0.2%
98

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Pretium Resources, Inc.(B57Q8S9)	321,293	$2,363,293	0.2%
#*	Pretium Resources, Inc.(74139C102)	293,903	2,157,248	0.2%
#*	RB Energy, Inc.	396,013	198	0.0%
*	Roxgold, Inc.	889,460	757,765	0.1%
#*	Royal Nickel Corp.	324,000	24,645	0.0%
#*	Sabina Gold & Silver Corp.	1,695,621	1,960,479	0.2%
#*	Sandstorm Gold, Ltd.	1,323,001	5,947,542	0.5%
#*	Seabridge Gold, Inc.	109,635	1,233,409	0.1%
*	SEMAFO, Inc.	2,068,458	5,994,618	0.5%
#*	Sherritt International Corp.	2,539,461	2,144,146	0.2%
#*	Sprott Resource Holdings, Inc.	597,898	50,028	0.0%
*	SSR Mining, Inc.	759,105	7,489,135	0.6%
	Stella-Jones, Inc.	280,906	10,232,829	0.8%
#*	Stornoway Diamond Corp.	1,818,797	608,733	0.1%
	Supremex, Inc.	11,691	29,258	0.0%
#	Tahoe Resources, Inc.	1,778,769	8,754,144	0.7%
#*	Tanzanian Royalty Exploration Corp.	207,891	88,555	0.0%
*	Taseko Mines, Ltd.	1,417,826	1,509,874	0.1%
*	Teranga Gold Corp.	628,014	2,240,433	0.2%
#*	TMAC Resources, Inc.	88,413	376,612	0.0%
*	Torex Gold Resources, Inc.	434,203	3,867,582	0.3%
*	Trevali Mining Corp.	4,113,289	2,815,928	0.2%
#*	Wesdome Gold Mines, Ltd.	798,483	1,864,635	0.2%
	Western Forest Products, Inc.	2,638,609	5,378,977	0.4%
	Winpak, Ltd.	154,235	5,162,089	0.4%
	Yamana Gold, Inc.	4,465,651	13,009,884	1.1%
Total Materials			352,300,439	29.0%

Real Estate — (3.4%)
#	Altus Group, Ltd.	263,514	5,875,020	0.5%
	Brookfield Real Estate Services, Inc.	41,669	618,070	0.1%
	Colliers International Group, Inc.	199,337	15,165,776	1.2%
*	DREAM Unlimited Corp. Class A	350,807	2,596,396	0.2%
	FirstService Corp.(BY9C8H7)	1,234	93,833	0.0%
	FirstService Corp.(BYL7ZF7)	185,186	14,084,926	1.2%
	Genesis Land Development Corp.	76,842	223,866	0.0%
	Information Services Corp.	11,174	144,748	0.0%
#	Invesque, Inc.	152,266	1,254,672	0.1%
*	Mainstreet Equity Corp.	29,849	972,451	0.1%
	Melcor Developments, Ltd.	52,840	604,506	0.0%
	Morguard Corp.	17,168	2,185,944	0.2%
#	Tricon Capital Group, Inc.	813,815	6,827,961	0.6%
Total Real Estate			50,648,169	4.2%

Utilities — (4.2%)
	Atco, Ltd. Class I	10,300	317,936	0.0%
	Boralex, Inc. Class A	371,884	5,957,386	0.5%
	Capital Power Corp.	631,209	12,113,797	1.0%
#	Innergex Renewable Energy, Inc.	619,431	6,506,934	0.5%
	Just Energy Group, Inc.	720,976	2,599,495	0.2%
*	Maxim Power Corp.	92,234	178,904	0.0%

99

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
# Northland Power, Inc.	286,688	$5,349,299	0.4%
Polaris Infrastructure, Inc.	88,400	946,771	0.1%
Superior Plus Corp.	849,685	8,214,731	0.7%
TransAlta Corp.	1,769,559	8,883,801	0.7%
# TransAlta Renewables, Inc.	721,646	6,828,644	0.6%
# Valener, Inc.	283,887	4,366,330	0.4%
Total Utilities		62,264,028	5.1%
TOTAL COMMON STOCKS		1,210,087,928	99.7%
TOTAL INVESTMENT SECURITIES		1,210,087,928

		Value†
SECURITIES LENDING COLLATERAL — (18.0%)
§@ DFA Short Term Investment Fund	22,961,149	265,683,457	21.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,589,004,377)^^		$1,475,771,385	121.6%

100

The Canadian Small Company Series
continued

Summary of the Series' investments as of June 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$98,979,198	$6,890	—	$98,986,088
Consumer Staples	55,240,972	—	—	55,240,972
Energy	267,168,944	1	—	267,168,945
Financials	98,157,594	—	—	98,157,594
Health Care	19,558,754	—	—	19,558,754
Industrials	147,073,506	—	—	147,073,506
Information Technology	58,689,433	—	—	58,689,433
Materials	352,298,036	2,403	—	352,300,439
Real Estate	50,648,169	—	—	50,648,169
Utilities	62,264,028	—	—	62,264,028
Securities Lending Collateral	—	265,683,457	—	265,683,457
TOTAL	$1,210,078,634	$265,692,751	—	$1,475,771,385

101

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.8%)
Consumer Discretionary — (17.8%)
	Adastria Co., Ltd.	186,240	$4,059,363	0.1%
#	Adventure, Inc.	4,600	656,321	0.0%
#	Aeon Fantasy Co., Ltd.	49,332	1,937,099	0.1%
*	AGORA Hospitality Group Co., Ltd.	372,000	118,094	0.0%
	Ahresty Corp.	137,600	1,124,239	0.0%
	Aisan Industry Co., Ltd.	222,700	2,550,167	0.1%
#*	Akebono Brake Industry Co., Ltd.	630,900	2,153,036	0.1%
#*	Allied Architects, Inc.	43,400	354,662	0.0%
	Alpen Co., Ltd.	115,000	2,287,372	0.1%
	Alpha Corp.	36,600	742,479	0.0%
	Alpine Electronics, Inc.	277,500	6,157,222	0.2%
	Amiyaki Tei Co., Ltd.	25,900	1,213,181	0.0%
	Amuse, Inc.	72,498	1,902,486	0.1%
*	Anrakutei Co., Ltd.	2,200	91,159	0.0%
	AOI TYO Holdings, Inc.	109,931	1,173,482	0.0%
	AOKI Holdings, Inc.	247,700	3,455,208	0.1%
	Aoyama Trading Co., Ltd.	307,500	11,394,402	0.3%
	Arata Corp.	62,700	2,664,313	0.1%
	Arcland Sakamoto Co., Ltd.	181,800	2,971,472	0.1%
	Arcland Service Holdings Co., Ltd.	104,900	2,314,015	0.1%
	Asahi Broadcasting Corp.	44,400	363,287	0.0%
	Asahi Co., Ltd.	105,600	1,283,679	0.0%
	Asante, Inc.	32,500	602,045	0.0%
	Asatsu-DK, Inc.	215,700	7,149,293	0.2%
#	Ashimori Industry Co., Ltd.	28,699	794,539	0.0%
#	ASKUL Corp.	144,900	3,900,769	0.1%
*	Asrapport Dining Co., Ltd.	36,200	140,217	0.0%
	Asti Corp.	16,600	664,267	0.0%
#	Atom Corp.	575,100	4,197,910	0.1%
	Atsugi Co., Ltd.	104,000	1,183,867	0.0%
#	Autobacs Seven Co., Ltd.	455,700	7,833,488	0.2%
	Avex Group Holdings, Inc.	243,100	3,360,461	0.1%
#	Beenos, Inc.	31,300	339,648	0.0%
	Belluna Co., Ltd.	258,800	2,940,394	0.1%
	Bic Camera, Inc.	551,900	6,798,255	0.2%
#	Bookoff Corp.	59,400	427,634	0.0%
#	BRONCO BILLY Co., Ltd.	68,300	1,772,489	0.1%
	Can Do Co., Ltd.	58,900	921,351	0.0%
	Central Automotive Products, Ltd.	62,100	1,010,523	0.0%
#	Central Sports Co., Ltd.	44,100	1,583,211	0.1%
#	Ceres, Inc.	8,400	96,022	0.0%
	CHIMNEY Co., Ltd.	27,800	697,923	0.0%
	Chiyoda Co., Ltd.	102,100	2,614,307	0.1%
	Chofu Seisakusho Co., Ltd.	132,900	3,243,673	0.1%
	Chori Co., Ltd.	74,000	1,348,546	0.0%
	Chuo Spring Co., Ltd.	19,600	655,037	0.0%
	Clarion Co., Ltd.	741,000	2,822,049	0.1%
	Cleanup Corp.	127,800	1,017,602	0.0%
#	Coco's Japan Co., Ltd.	31,800	619,934	0.0%
#	Colowide Co., Ltd.	370,700	6,957,612	0.2%
	Corona Corp.	101,400	1,210,785	0.0%

102

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Create Restaurants Holdings, Inc.	276,900	$2,968,198	0.1%
	Cross Plus, Inc.	2,500	28,226	0.0%
	D.A. Consortium Holdings, Inc.	138,900	2,305,853	0.1%
	Daido Metal Co., Ltd.	210,200	1,941,275	0.1%
#	Daidoh, Ltd.	143,200	555,254	0.0%
#	Daikoku Denki Co., Ltd.	54,400	832,154	0.0%
	Daikyonishikawa Corp.	231,200	3,928,903	0.1%
	Dainichi Co., Ltd.	51,200	380,298	0.0%
	Daisyo Corp.	47,200	714,851	0.0%
	Daiyu Lic Holdings Co., Ltd.	33,600	313,978	0.0%
	DCM Holdings Co., Ltd.	627,500	5,764,638	0.2%
	DD Holdings Co., Ltd.	25,400	977,618	0.0%
	Descente, Ltd.	257,600	3,577,772	0.1%
	Doshisha Co., Ltd.	153,900	3,381,937	0.1%
	Doutor Nichires Holdings Co., Ltd.	195,386	4,638,927	0.1%
	Dunlop Sports Co., Ltd.	76,600	1,136,605	0.0%
#	Dynic Corp.	34,800	385,236	0.0%
	Eagle Industry Co., Ltd.	148,400	2,882,942	0.1%
#	EDION Corp.	471,900	4,767,481	0.1%
#	ES-Con Japan, Ltd.	215,000	1,019,354	0.0%
	ESCRIT, Inc.	19,900	155,228	0.0%
#	Evolable Asia Corp.	33,400	732,633	0.0%
	Exedy Corp.	193,000	5,787,206	0.2%
	F-Tech, Inc.	64,100	1,069,474	0.0%
	FCC Co., Ltd.	211,500	5,106,276	0.1%
*	Felissimo Corp.	11,200	132,735	0.0%
#	Fields Corp.	96,800	942,947	0.0%
#	Fine Sinter Co., Ltd.	9,800	199,038	0.0%
#	First Juken Co., Ltd.	26,900	428,327	0.0%
#	First-corp, Inc.	46,100	483,167	0.0%
	FJ Next Co., Ltd.	97,400	834,246	0.0%
	Foster Electric Co., Ltd.	155,800	3,656,827	0.1%
	France Bed Holdings Co., Ltd.	144,200	1,337,642	0.0%
#*	FreakOut Holdings, Inc.	36,100	1,321,445	0.0%
#	Fuji Co., Ltd.	111,400	2,638,331	0.1%
#	Fuji Corp.	29,000	542,645	0.0%
	Fuji Corp., Ltd.	160,000	1,157,125	0.0%
	Fuji Kiko Co., Ltd.	137,400	897,187	0.0%
#	Fuji Kyuko Co., Ltd.	134,500	3,003,024	0.1%
	Fuji Oozx, Inc.	600	28,067	0.0%
	Fujibo Holdings, Inc.	68,500	2,162,617	0.1%
	Fujikura Rubber, Ltd.	116,900	961,644	0.0%
#	Fujio Food System Co., Ltd.	42,100	666,963	0.0%
	Fujishoji Co., Ltd.	50,400	527,245	0.0%
#	Fujita Kanko, Inc.	50,900	1,621,721	0.1%
	Fujitsu General, Ltd.	25,700	491,512	0.0%
	FuKoKu Co., Ltd.	52,100	508,300	0.0%
#	Funai Electric Co., Ltd.	138,900	1,127,506	0.0%
#	Furukawa Battery Co., Ltd. (The)	89,000	958,304	0.0%
	Furyu Corp.	70,300	726,289	0.0%
	Futaba Industrial Co., Ltd.	389,900	3,789,770	0.1%
	G-Tekt Corp.	112,800	2,415,307	0.1%

103

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Gakken Holdings Co., Ltd.	31,300	$906,368	0.0%
	Gakkyusha Co., Ltd.	44,900	651,582	0.0%
#	Genki Sushi Co., Ltd.	25,500	701,948	0.0%
#	Geo Holdings Corp.	223,300	3,634,999	0.1%
#	Gfoot Co., Ltd.	59,800	400,091	0.0%
	GLOBERIDE, Inc.	62,299	1,085,275	0.0%
#	Gokurakuyu Holdings Co., Ltd.	45,800	309,079	0.0%
#	Goldwin, Inc.	20,100	1,561,760	0.1%
#	Golf Digest Online, Inc.	58,300	541,293	0.0%
#	Gourmet Kineya Co., Ltd.	85,000	848,988	0.0%
#	GSI Creos Corp.	32,300	516,155	0.0%
	Gunze, Ltd.	116,200	5,285,815	0.1%
	H-One Co., Ltd.	129,300	1,858,608	0.1%
	H2O Retailing Corp.	305,100	5,643,715	0.2%
#	Hagihara Industries, Inc.	80,800	1,403,182	0.0%
	Hakuyosha Co., Ltd.	9,100	279,275	0.0%
#	Hamee Corp.	36,900	533,353	0.0%
	Handsman Co., Ltd.	32,100	463,143	0.0%
	Happinet Corp.	104,100	1,793,785	0.1%
#	Harada Industry Co., Ltd.	36,500	287,276	0.0%
	Hard Off Corp. Co., Ltd.	57,900	593,735	0.0%
	Haruyama Holdings, Inc.	49,100	441,067	0.0%
	Heian Ceremony Service Co., Ltd.	6,700	56,986	0.0%
#	Heiwa Corp.	119,900	2,210,922	0.1%
	HI-LEX Corp.	74,300	1,879,476	0.1%
	Hiday Hidaka Corp.	120,756	3,547,812	0.1%
#	Himaraya Co., Ltd.	35,900	320,524	0.0%
	Hinokiya Holdings Co., Ltd.	3,600	81,982	0.0%
#	Hiramatsu, Inc.	190,600	1,050,494	0.0%
#	HIS Co., Ltd.	249,300	8,347,847	0.2%
	Honeys Holdings Co., Ltd.	106,040	1,122,184	0.0%
	Hoosiers Holdings	149,300	1,417,041	0.0%
#	Hotland Co., Ltd.	61,800	795,849	0.0%
	HUB Co., Ltd.	7,700	94,749	0.0%
	I K K, Inc.	65,900	509,070	0.0%
	I.K Co. Ltd.	2,300	199,684	0.0%
	IBJ, Inc.	103,500	830,032	0.0%
#	Ichibanya Co., Ltd.	80,058	3,102,522	0.1%
#	Ichikoh Industries, Ltd.	244,500	1,906,917	0.1%
#	IDOM, Inc.	433,200	3,159,139	0.1%
	IJT Technology Holdings Co., Ltd.	132,680	1,228,612	0.0%
	Imagica Robot Holdings, Inc.	87,500	732,603	0.0%
	Imasen Electric Industrial	109,300	1,412,946	0.0%
	Imperial Hotel, Ltd.	12,300	223,697	0.0%
#	Intage Holdings, Inc.	228,000	2,991,809	0.1%
*	Izutsuya Co., Ltd.	61,699	269,733	0.0%
	Janome Sewing Machine Co., Ltd.	112,700	778,705	0.0%
	Japan Best Rescue System Co., Ltd.	76,700	320,406	0.0%
	Japan Wool Textile Co., Ltd. (The)	354,200	3,181,403	0.1%
#	JINS, Inc.	84,100	4,370,190	0.1%
#	Joban Kosan Co., Ltd.	40,299	662,235	0.0%
#	Jolly - Pasta Co., Ltd.	17,700	252,396	0.0%

104

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Joshin Denki Co., Ltd.	123,500	$4,274,097	0.1%
	Joyful Honda Co., Ltd.	75,600	2,040,996	0.1%
#	JP-Holdings, Inc.	374,800	1,319,586	0.0%
	JVC Kenwood Corp.	1,000,930	3,138,027	0.1%
#	K's Holdings Corp.	41,800	959,330	0.0%
*	Kadokawa Dwango	362,333	4,180,461	0.1%
*	Kappa Create Co., Ltd.	24,600	276,250	0.0%
	Kasai Kogyo Co., Ltd.	164,500	2,475,107	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	43,300	914,215	0.0%
	Keihin Corp.	267,500	4,931,688	0.1%
#	Keiyo Co., Ltd.	212,100	1,429,194	0.0%
#	KFC Holdings Japan, Ltd.	100,700	1,778,901	0.1%
	Ki-Star Real Estate Co., Ltd.	42,700	898,395	0.0%
	King Co., Ltd.	12,500	58,357	0.0%
*	Kintetsu Department Store Co., Ltd.	36,600	1,201,028	0.0%
	Kitamura Co., Ltd.	2,000	13,156	0.0%
*	KNT-CT Holdings Co., Ltd.	76,500	1,328,064	0.0%
#	Kohnan Shoji Co., Ltd.	179,800	3,842,770	0.1%
*	Kojima Co., Ltd.	203,400	670,393	0.0%
	Komatsu Seiren Co., Ltd.	208,900	1,812,849	0.1%
	KOMEDA Holdings Co., Ltd.	67,500	1,150,707	0.0%
	Komehyo Co., Ltd.	45,200	720,585	0.0%
	Komeri Co., Ltd.	192,600	5,770,447	0.2%
#	Konaka Co., Ltd.	149,806	798,467	0.0%
	Koshidaka Holdings Co., Ltd.	78,000	3,155,237	0.1%
#	Kourakuen Holdings Corp.	69,400	1,387,019	0.0%
	KU Holdings Co., Ltd.	130,900	1,230,789	0.0%
#	Kura Corp.	69,200	3,095,690	0.1%
	Kurabo Industries, Ltd.	1,241,000	3,599,920	0.1%
	KYB Corp.	124,700	8,096,520	0.2%
	Kyoritsu Maintenance Co., Ltd.	188,662	5,958,482	0.2%
#*	Laox Co., Ltd.	190,100	796,120	0.0%
#	LEC, Inc.	81,100	2,139,265	0.1%
#	LIFULL Co., Ltd.	364,500	2,800,968	0.1%
*	Litalico, Inc.	11,400	168,624	0.0%
#	Look, Inc.	228,000	866,493	0.0%
#	Mamiya-Op Co., Ltd.	25,800	276,256	0.0%
	Mars Engineering Corp.	66,700	1,358,682	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	66,900	206,035	0.0%
#	Matsuya Co., Ltd.	188,500	2,037,135	0.1%
	Matsuya Foods Co., Ltd.	59,900	2,297,560	0.1%
#*	Meganesuper Co., Ltd.	637,300	431,574	0.0%
	Meiko Network Japan Co., Ltd.	136,000	1,575,946	0.1%
	Meiwa Estate Co., Ltd.	70,500	572,399	0.0%
	Mikuni Corp.	130,500	682,846	0.0%
#	Misawa Homes Co., Ltd.	150,400	1,333,014	0.0%
	Mitsuba Corp.	212,690	3,554,456	0.1%
	Mitsui Home Co., Ltd.	165,000	1,092,071	0.0%
	Mizuno Corp.	126,400	3,595,151	0.1%
	Monogatari Corp. (The)	33,600	2,475,679	0.1%
	Morito Co., Ltd.	78,000	743,576	0.0%
	MrMax Holdings, Ltd.	127,800	841,042	0.0%

105

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Murakami Corp.	22,400	$657,253	0.0%
	Musashi Seimitsu Industry Co., Ltd.	139,000	4,430,628	0.1%
	Nafco Co., Ltd.	36,700	568,465	0.0%
	Nagawa Co., Ltd.	31,100	1,249,855	0.0%
*	Naigai Co., Ltd.	54,400	281,972	0.0%
#	Nakayamafuku Co., Ltd.	33,600	230,697	0.0%
#	Nextage Co., Ltd.	41,000	917,600	0.0%
	Nice Holdings, Inc.	44,400	629,443	0.0%
	Nichirin Co., Ltd.	48,200	1,758,894	0.1%
	Nihon Eslead Corp.	47,300	861,880	0.0%
#	Nihon House Holdings Co., Ltd.	269,800	1,483,273	0.0%
#	Nihon Plast Co., Ltd.	70,300	758,085	0.0%
	Nihon Tokushu Toryo Co., Ltd.	82,400	1,495,769	0.0%
	Nippon Felt Co., Ltd.	58,200	264,083	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	1,043,604	0.0%
	Nippon Seiki Co., Ltd.	264,400	6,126,954	0.2%
#	Nippon View Hotel Co., Ltd.	33,600	416,432	0.0%
	Nishikawa Rubber Co., Ltd.	24,200	497,682	0.0%
#	Nishimatsuya Chain Co., Ltd.	325,800	3,585,718	0.1%
	Nissan Shatai Co., Ltd.	369,400	3,952,814	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	170,000	612,777	0.0%
	Nissei Build Kogyo Co., Ltd.	216,500	2,470,798	0.1%
	Nissin Kogyo Co., Ltd.	258,900	4,797,284	0.1%
	Nittan Valve Co., Ltd.	86,000	358,457	0.0%
	Nojima Corp.	180,400	4,206,751	0.1%
	Ohashi Technica, Inc.	50,500	748,714	0.0%
	Ohsho Food Service Corp.	80,600	3,369,883	0.1%
*	Oisix.daichi, Inc.	19,200	368,809	0.0%
*	Onkyo Corp.	32,700	57,941	0.0%
	Onward Holdings Co., Ltd.	792,000	6,677,401	0.2%
#	Ootoya Holdings Co., Ltd.	22,200	399,209	0.0%
#*	Open Door, Inc.	20,300	947,446	0.0%
#	OPT Holding, Inc.	72,900	792,277	0.0%
#	Otsuka Kagu, Ltd.	77,500	611,780	0.0%
	Ozu Corp.	2,100	41,444	0.0%
	Pacific Industrial Co., Ltd.	293,300	3,813,728	0.1%
	PAL GROUP Holdings Co., Ltd.	70,000	1,989,907	0.1%
	PALTAC Corp.	181,634	7,213,781	0.2%
	PAPYLESS Co., Ltd.	28,600	645,606	0.0%
	Parco Co., Ltd.	123,400	1,647,284	0.1%
	Paris Miki Holdings, Inc.	161,800	674,782	0.0%
#	PC Depot Corp.	245,041	1,870,268	0.1%
#	People Co., Ltd.	17,000	289,082	0.0%
#	Pepper Food Service Co., Ltd.	84,000	4,954,906	0.1%
#	PIA Corp.	32,500	1,647,727	0.1%
	Piolax, Inc.	170,100	4,705,818	0.1%
#*	Pioneer Corp.	2,136,700	4,137,511	0.1%
	Plenus Co., Ltd.	133,800	2,725,635	0.1%
	Press Kogyo Co., Ltd.	623,200	3,505,329	0.1%
	Pressance Corp.	229,100	3,085,636	0.1%
	Proto Corp.	79,000	1,137,033	0.0%
#	Raccoon Co., Ltd.	79,000	441,937	0.0%

106

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Regal Corp.	1,000	$25,910	0.0%
#	Renaissance, Inc.	60,600	901,661	0.0%
#*	Renown, Inc.	323,700	568,249	0.0%
#	Resort Solution Co., Ltd.	16,799	596,920	0.0%
#	Resorttrust, Inc.	507,200	9,986,546	0.3%
	Rhythm Watch Co., Ltd.	55,900	1,169,720	0.0%
	Riberesute Corp.	44,200	394,417	0.0%
#	Ride On Express Holdings Co., Ltd.	48,300	444,068	0.0%
#	Right On Co., Ltd.	96,125	797,914	0.0%
	Riken Corp.	60,300	3,136,771	0.1%
#	Ringer Hut Co., Ltd.	145,200	3,148,778	0.1%
	Riso Kyoiku Co., Ltd.	216,900	1,725,117	0.1%
	Round One Corp.	442,300	5,715,705	0.2%
	Royal Holdings Co., Ltd.	178,300	4,609,829	0.1%
*	Royal Hotel, Ltd. (The)	600	10,430	0.0%
	Sac's Bar Holdings, Inc.	124,150	1,513,030	0.0%
	Saizeriya Co., Ltd.	184,600	5,694,529	0.2%
	Sakai Ovex Co., Ltd.	30,899	634,392	0.0%
	San Holdings, Inc.	21,900	564,868	0.0%
*	Sanden Holdings Corp.	150,400	3,057,728	0.1%
#	Sanei Architecture Planning Co., Ltd.	50,300	1,119,407	0.0%
	Sangetsu Corp.	328,750	6,050,338	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	244,418	0.0%
	Sankyo Seiko Co., Ltd.	192,600	796,851	0.0%
	Sanoh Industrial Co., Ltd.	154,600	1,366,860	0.0%
#	Sanrio Co., Ltd.	306,400	5,074,367	0.1%
	Sanyei Corp.	3,500	118,512	0.0%
#	Sanyo Electric Railway Co., Ltd.	102,998	2,613,772	0.1%
	Sanyo Housing Nagoya Co., Ltd.	64,700	704,304	0.0%
#	Sanyo Shokai, Ltd.	76,599	1,411,693	0.0%
#	Scroll Corp.	175,900	742,211	0.0%
#	Seiko Holdings Corp.	195,881	4,890,273	0.1%
	Seiren Co., Ltd.	306,800	5,354,764	0.1%
	Senshukai Co., Ltd.	205,800	1,273,818	0.0%
#	Septeni Holdings Co., Ltd.	643,700	1,813,312	0.1%
	SFP Holdings Co., Ltd.	69,600	1,132,274	0.0%
#	Shidax Corp.	111,200	433,899	0.0%
	Shikibo, Ltd.	77,900	1,099,209	0.0%
	Shimachu Co., Ltd.	282,300	7,950,489	0.2%
	Shimojima Co., Ltd.	29,300	308,769	0.0%
#	Shobunsha Publications, Inc.	258,500	1,719,674	0.1%
	Shochiku Co., Ltd.	5,400	803,960	0.0%
#	Shoei Co., Ltd.	76,000	2,551,578	0.1%
	Showa Corp.	326,000	4,273,138	0.1%
	SKY Perfect JSAT Holdings, Inc.	899,100	4,168,897	0.1%
#	Snow Peak, Inc.	25,100	684,205	0.0%
	SNT Corp.	92,800	623,983	0.0%
	Soft99 Corp.	70,000	704,229	0.0%
	Sotoh Co., Ltd.	41,400	420,547	0.0%
	SPK Corp.	20,200	584,309	0.0%
	SRS Holdings Co., Ltd.	11,400	92,704	0.0%
	St Marc Holdings Co., Ltd.	104,200	3,148,668	0.1%

107

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Starts Corp., Inc.	188,800	$5,120,455	0.1%
	Step Co., Ltd.	48,100	663,127	0.0%
	Studio Alice Co., Ltd.	60,200	1,392,751	0.0%
#	Suminoe Textile Co., Ltd.	351,000	988,175	0.0%
	Sumitomo Riko Co., Ltd.	235,200	2,284,347	0.1%
#	Sun Corp.	104,900	714,404	0.0%
	Suncall Corp.	70,100	438,726	0.0%
#	Syuppin Co., Ltd.	50,400	1,148,354	0.0%
	T RAD Co., Ltd.	47,900	1,988,042	0.1%
	T-Gaia Corp.	139,000	2,828,702	0.1%
	Tachi-S Co., Ltd.	197,140	3,703,012	0.1%
	Tachikawa Corp.	58,300	688,975	0.0%
	Taiho Kogyo Co., Ltd.	101,400	1,516,827	0.1%
	Take And Give Needs Co., Ltd.	62,670	479,214	0.0%
	Takihyo Co., Ltd.	24,200	499,101	0.0%
	Tama Home Co., Ltd.	99,500	645,246	0.0%
	Tamron Co., Ltd.	119,500	2,494,908	0.1%
	TBK Co., Ltd.	121,000	557,025	0.0%
	Tear Corp.	42,700	345,392	0.0%
*	Ten Allied Co., Ltd.	10,500	40,621	0.0%
#	Tenpos Busters Co., Ltd.	27,300	482,524	0.0%
	Tigers Polymer Corp.	58,300	414,567	0.0%
	Toa Corp.	136,700	1,445,086	0.0%
#	Toabo Corp.	54,799	300,690	0.0%
	Toei Animation Co., Ltd.	26,100	2,362,270	0.1%
	Toei Co., Ltd.	44,900	4,871,341	0.1%
	Tohokushinsha Film Corp.	47,800	314,841	0.0%
	Tokai Rika Co., Ltd.	339,900	7,154,245	0.2%
	Token Corp.	47,550	5,733,702	0.2%
#*	Tokyo Base Co., Ltd.	33,200	1,361,337	0.0%
	Tokyo Dome Corp.	577,500	5,422,702	0.1%
#	Tokyo Individualized Educational Institute, Inc.	121,000	1,066,515	0.0%
	Tokyo Radiator Manufacturing Co., Ltd.	21,400	192,057	0.0%
	Tokyotokeiba Co., Ltd.	108,300	3,295,511	0.1%
#	Tokyu Recreation Co., Ltd.	99,000	802,842	0.0%
	Tomy Co., Ltd.	523,693	8,472,972	0.2%
	Topre Corp.	242,200	7,132,079	0.2%
	Toridoll Holdings Corp.	139,000	4,463,596	0.1%
#	Torikizoku Co., Ltd.	48,100	1,300,009	0.0%
#	Tosho Co., Ltd.	102,400	2,828,164	0.1%
#	Tow Co., Ltd.	109,300	863,664	0.0%
	TPR Co., Ltd.	141,900	5,016,511	0.1%
	TS Tech Co., Ltd.	230,300	8,247,932	0.2%
	TSI Holdings Co., Ltd.	468,295	3,924,913	0.1%
#	Tsukada Global Holdings, Inc.	109,400	561,708	0.0%
	Tsukamoto Corp. Co., Ltd.	19,000	215,792	0.0%
	Tsutsumi Jewelry Co., Ltd.	50,900	900,138	0.0%
	TV Asahi Holdings Corp.	123,500	2,487,044	0.1%
	Tv Tokyo Holdings Corp.	91,800	1,921,521	0.1%
#*	U-Shin, Ltd.	123,600	834,938	0.0%
	Ukai Co., Ltd.	1,000	27,031	0.0%
#	Umenohana Co., Ltd.	7,200	179,989	0.0%

108

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Unipres Corp.	230,700	$6,228,852	0.2%
	United Arrows, Ltd.	150,200	5,629,455	0.2%
*	Unitika, Ltd.	399,200	3,523,517	0.1%
	ValueCommerce Co., Ltd.	117,600	824,910	0.0%
	Vector, Inc.	173,300	2,291,485	0.1%
#	VIA Holdings, Inc.	120,200	873,283	0.0%
#	Village Vanguard Co., Ltd.	32,100	324,263	0.0%
#	VT Holdings Co., Ltd.	554,700	3,019,575	0.1%
	Wacoal Holdings Corp.	338,000	9,660,986	0.3%
	WATAMI Co., Ltd.	144,700	1,886,942	0.1%
	Watts Co., Ltd.	34,000	348,977	0.0%
	Workman Co., Ltd.	2,600	81,044	0.0%
	Wowow, Inc.	42,600	1,327,994	0.0%
	Xebio Holdings Co., Ltd.	167,200	3,200,766	0.1%
	Yachiyo Industry Co., Ltd.	34,500	462,377	0.0%
	Yagi & Co., Ltd.	800	14,057	0.0%
#	Yamato International, Inc.	52,100	205,665	0.0%
#	Yasunaga Corp.	42,300	1,274,932	0.0%
	Yellow Hat, Ltd.	100,700	3,089,754	0.1%
	Yomiuri Land Co., Ltd.	26,000	1,092,369	0.0%
#	Yondoshi Holdings, Inc.	127,320	3,502,039	0.1%
	Yorozu Corp.	126,600	2,575,698	0.1%
	Yoshinoya Holdings Co., Ltd.	152,600	2,538,134	0.1%
#	Yossix Co., Ltd.	13,100	326,585	0.0%
#	Yume No Machi Souzou Iinkai Co., Ltd.	153,400	2,156,923	0.1%
	Yutaka Giken Co., Ltd.	4,300	97,451	0.0%
	Zenrin Co., Ltd.	147,500	4,686,846	0.1%
#	Zojirushi Corp.	241,900	2,183,313	0.1%
Total Consumer Discretionary			773,626,796	19.4%

Consumer Staples — (7.4%)
#	Aeon Hokkaido Corp.	261,700	1,504,625	0.0%
#	AFC-HD AMS Life Science Co., Ltd.	1,700	12,654	0.0%
	Ahjikan Co., Ltd.	2,500	27,460	0.0%
	Ain Holdings, Inc.	106,800	7,306,661	0.2%
	Albis Co., Ltd.	35,800	1,337,184	0.0%
	Aohata Corp.	600	13,587	0.0%
	Arcs Co., Ltd.	247,700	5,541,828	0.1%
	Ariake Japan Co., Ltd.	114,800	8,774,730	0.2%
	Artnature, Inc.	127,600	838,289	0.0%
	Axial Retailing, Inc.	90,500	3,701,710	0.1%
	Belc Co., Ltd.	67,700	3,777,594	0.1%
	Bourbon Corp.	23,200	540,285	0.0%
	C'BON COSMETICS Co., Ltd.	4,200	99,807	0.0%
	Cawachi, Ltd.	96,900	2,377,594	0.1%
	Chubu Shiryo Co., Ltd.	149,200	2,666,659	0.1%
#	Chuo Gyorui Co., Ltd.	9,300	229,066	0.0%
	Ci:z Holdings Co., Ltd.	164,800	6,068,340	0.2%
	Cocokara fine, Inc.	116,060	6,470,806	0.2%
	Cota Co., Ltd.	34,250	431,878	0.0%
	Create SD Holdings Co., Ltd.	169,400	4,264,128	0.1%

109

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Daikokutenbussan Co., Ltd.	39,900	$1,816,520	0.1%
	Delica Foods Holdings Co., Ltd.	22,000	293,795	0.0%
	DyDo Group Holdings, Inc.	55,600	2,725,919	0.1%
	Earth Chemical Co., Ltd.	82,500	3,872,962	0.1%
	Ebara Foods Industry, Inc.	8,000	145,872	0.0%
#	Eco's Co., Ltd.	43,800	491,845	0.0%
	Feed One Co., Ltd.	860,040	2,227,875	0.1%
*	First Baking Co., Ltd.	18,300	197,457	0.0%
	Fuji Oil Holdings, Inc.	278,500	7,508,721	0.2%
	Fujicco Co., Ltd.	138,200	3,121,672	0.1%
	Fujiya Co., Ltd.	25,500	578,448	0.0%
	G-7 Holdings, Inc.	37,300	795,066	0.0%
#	Genky Stores, Inc.	46,800	1,726,876	0.0%
#	HABA Laboratories, Inc.	12,700	763,534	0.0%
	Hagoromo Foods Corp.	39,000	460,076	0.0%
	Halows Co., Ltd.	42,400	961,116	0.0%
	Havix Corp.	8,800	88,530	0.0%
	Hayashikane Sangyo Co., Ltd.	25,500	214,353	0.0%
	Heiwado Co., Ltd.	184,600	4,029,941	0.1%
	Hokkaido Coca-Cola Bottling Co., Ltd.	90,000	582,844	0.0%
	Hokuto Corp.	165,100	2,882,677	0.1%
	Ichimasa Kamaboko Co., Ltd.	21,600	253,831	0.0%
#	Imuraya Group Co., Ltd.	16,200	309,324	0.0%
	Inageya Co., Ltd.	175,800	2,900,539	0.1%
	Itochu-Shokuhin Co., Ltd.	29,100	1,328,625	0.0%
#	Ivy Cosmetics Corp.	12,100	642,527	0.0%
	Iwatsuka Confectionery Co., Ltd.	3,600	159,640	0.0%
	J-Oil Mills, Inc.	68,700	2,467,423	0.1%
#	Japan Meat Co., Ltd.	28,500	455,876	0.0%
	Kadoya Sesame Mills, Inc.	8,400	440,560	0.0%
	Kakiyasu Honten Co., Ltd.	44,900	839,268	0.0%
#	Kameda Seika Co., Ltd.	77,100	3,491,719	0.1%
	Kaneko Seeds Co., Ltd.	33,800	505,037	0.0%
	Kanemi Co., Ltd.	500	14,684	0.0%
	Kansai Super Market, Ltd.	11,300	138,103	0.0%
#	Kato Sangyo Co., Ltd.	142,000	4,429,943	0.1%
	Kenko Mayonnaise Co., Ltd.	84,500	2,208,365	0.1%
	KEY Coffee, Inc.	110,400	2,082,485	0.1%
	Kirindo Holdings Co., Ltd.	30,300	406,084	0.0%
#	Kitanotatsujin Corp.	100,000	886,090	0.0%
#	Kobe Bussan Co., Ltd.	66,300	2,863,159	0.1%
	Kotobuki Spirits Co., Ltd.	120,600	4,963,865	0.1%
	Kusuri no Aoki Holdings Co., Ltd.	79,800	4,428,816	0.1%
#	Kyokuyo Co., Ltd.	62,199	2,007,953	0.1%
#	Lacto Japan Co., Ltd.	16,700	606,346	0.0%
	Life Corp.	157,800	4,197,389	0.1%
	Mandom Corp.	208,800	6,221,508	0.2%
	Marudai Food Co., Ltd.	677,000	3,166,986	0.1%
	Maruha Nichiro Corp.	271,407	8,383,688	0.2%
#	Maxvalu Nishinihon Co., Ltd.	9,200	137,381	0.0%
	Maxvalu Tokai Co., Ltd.	49,300	971,064	0.0%
#	Medical System Network Co., Ltd.	150,000	710,046	0.0%

110

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Megmilk Snow Brand Co., Ltd.	321,100	$8,988,272	0.2%
	Meito Sangyo Co., Ltd.	55,000	728,185	0.0%
	Milbon Co., Ltd.	73,076	4,563,158	0.1%
	Ministop Co., Ltd.	109,500	2,222,178	0.1%
	Mitsubishi Shokuhin Co., Ltd.	91,700	2,720,885	0.1%
	Mitsui Sugar Co., Ltd.	104,470	3,573,776	0.1%
	Miyoshi Oil & Fat Co., Ltd.	39,600	522,546	0.0%
	Morinaga Milk Industry Co., Ltd.	243,400	9,344,287	0.2%
	Morishita Jintan Co., Ltd.	400	10,598	0.0%
	Morozoff, Ltd.	20,100	1,318,787	0.0%
	Nagatanien Holdings Co., Ltd.	151,000	1,799,027	0.1%
	Nakamuraya Co., Ltd.	21,600	974,562	0.0%
	Natori Co., Ltd.	60,700	1,098,276	0.0%
	Nichimo Co., Ltd.	17,000	305,850	0.0%
	Nihon Chouzai Co., Ltd.	44,760	1,465,156	0.0%
	Niitaka Co., Ltd.	2,860	48,337	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,700	1,446,181	0.0%
	Nippon Flour Mills Co., Ltd.	346,900	5,322,225	0.1%
	Nippon Suisan Kaisha, Ltd.	1,832,600	11,212,866	0.3%
	Nisshin Oillio Group, Ltd. (The)	162,400	5,331,037	0.1%
	Nissin Sugar Co., Ltd.	78,600	1,428,635	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	6,400	232,852	0.0%
	Noevir Holdings Co., Ltd.	87,900	5,301,368	0.1%
	Oenon Holdings, Inc.	320,900	935,260	0.0%
#	OIE Sangyo Co., Ltd.	20,900	232,631	0.0%
	Okuwa Co., Ltd.	162,000	1,641,041	0.0%
	Olympic Group Corp.	63,100	335,322	0.0%
	OUG Holdings, Inc.	9,400	225,904	0.0%
	Plant Co., Ltd.	2,400	27,273	0.0%
	Prima Meat Packers, Ltd.	910,000	5,946,429	0.2%
	Qol Co., Ltd.	110,400	2,030,466	0.1%
#	Retail Partners Co., Ltd.	67,300	781,784	0.0%
	Riken Vitamin Co., Ltd.	71,100	2,730,473	0.1%
#	Rock Field Co., Ltd.	145,300	2,556,574	0.1%
#	Rokko Butter Co., Ltd.	90,400	2,031,308	0.1%
	S Foods, Inc.	82,862	3,151,270	0.1%
	S&B Foods, Inc.	8,299	652,156	0.0%
#	Sagami Rubber Industries Co., Ltd.	48,000	817,113	0.0%
	Sakata Seed Corp.	142,600	4,311,787	0.1%
	San-A Co., Ltd.	111,500	5,131,032	0.1%
	Sapporo Holdings, Ltd.	255,700	8,102,774	0.2%
#	Shoei Foods Corp.	76,000	3,060,109	0.1%
	Showa Sangyo Co., Ltd.	123,600	3,223,373	0.1%
	Sogo Medical Co., Ltd.	59,200	3,284,855	0.1%
	ST Corp.	81,200	2,011,016	0.1%
	Starzen Co., Ltd.	52,200	2,553,461	0.1%
	Takara Holdings, Inc.	1,048,200	10,253,490	0.3%
	Tobu Store Co., Ltd.	19,000	515,643	0.0%
	Toho Co., Ltd.	46,500	1,176,345	0.0%
	Tohto Suisan Co., Ltd.	17,299	317,327	0.0%
	Torigoe Co., Ltd. (The)	85,700	704,293	0.0%
	Toyo Sugar Refining Co., Ltd.	15,700	171,634	0.0%

111

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Transaction Co., Ltd.	87,400	$945,182	0.0%
	United Super Markets Holdings, Inc.	329,300	3,074,180	0.1%
	Uoriki Co., Ltd.	2,100	21,981	0.0%
	Valor Holdings Co., Ltd.	220,500	5,014,833	0.1%
	Warabeya Nichiyo Holdings Co., Ltd.	102,260	2,531,796	0.1%
	Watahan & Co., Ltd.	37,100	828,771	0.0%
#	YA-MAN, Ltd.	181,000	2,105,671	0.1%
#	Yaizu Suisankagaku Industry Co., Ltd.	47,300	508,740	0.0%
#	Yakuodo Co., Ltd.	68,200	1,910,103	0.1%
	Yamatane Corp.	61,200	1,093,186	0.0%
#	Yamaya Corp.	25,600	538,344	0.0%
	Yamazawa Co., Ltd.	2,100	32,160	0.0%
	Yaoko Co., Ltd.	132,100	6,483,874	0.2%
#	Yokohama Reito Co., Ltd.	274,200	2,607,854	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	992,334	0.0%
	Yuasa Funashoku Co., Ltd.	12,500	373,906	0.0%
	Yutaka Foods Corp.	6,000	101,600	0.0%
Total Consumer Staples			322,125,010	8.1%

Energy — (1.0%)
	BP Castrol K.K.	53,100	934,248	0.0%
	Cosmo Energy Holdings Co., Ltd.	344,800	7,920,712	0.2%
	Fuji Kosan Co., Ltd.	33,100	176,875	0.0%
	Fuji Oil Co., Ltd.	317,100	1,231,572	0.0%
	Itochu Enex Co., Ltd.	302,200	3,080,234	0.1%
#*	Japan Drilling Co., Ltd.	43,700	835,771	0.0%
	Japan Oil Transportation Co., Ltd.	11,600	373,956	0.0%
	Japan Petroleum Exploration Co., Ltd.	200,700	4,141,497	0.1%
	Mitsuuroko Group Holdings Co., Ltd.	186,200	1,361,544	0.0%
	Modec, Inc.	124,900	2,879,113	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,114,100	1,231,875	0.0%
#	Nippon Gas Co., Ltd.	233,600	7,431,777	0.2%
#	Sala Corp.	313,900	2,100,959	0.1%
	San-Ai Oil Co., Ltd.	356,200	4,254,280	0.1%
	Shinko Plantech Co., Ltd.	247,600	2,137,853	0.1%
	Sinanen Holdings Co., Ltd.	53,100	1,187,329	0.0%
	Toa Oil Co., Ltd.	415,000	552,038	0.0%
#	Toyo Kanetsu K.K.	56,800	2,151,615	0.1%
Total Energy			43,983,248	1.1%

Financials — (7.7%)
	77 Bank, Ltd. (The)	392,952	9,986,545	0.3%
#	Accretive Co., Ltd.	57,800	215,271	0.0%
#	Advance Create Co., Ltd.	17,400	293,961	0.0%
	Aichi Bank, Ltd. (The)	51,300	3,160,895	0.1%
#	Aizawa Securities Co., Ltd.	186,700	1,342,195	0.0%
	Akatsuki Corp.	40,400	162,763	0.0%
	Akita Bank, Ltd. (The)	110,040	3,521,413	0.1%
#	Anicom Holdings, Inc.	106,700	2,755,574	0.1%
#	Aomori Bank, Ltd. (The)	122,300	3,943,536	0.1%
	Asax Co., Ltd.	1,700	27,256	0.0%

112

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Awa Bank, Ltd. (The)	1,178,000	$7,991,079	0.2%
	Bank of Iwate, Ltd. (The)	112,100	4,617,301	0.1%
	Bank of Kochi, Ltd. (The)	32,300	376,366	0.0%
#	Bank of Nagoya, Ltd. (The)	98,330	3,928,742	0.1%
	Bank of Okinawa, Ltd. (The)	132,960	5,424,144	0.1%
	Bank of Saga, Ltd. (The)	92,100	2,301,188	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,466,539	0.1%
	Bank of Toyama, Ltd. (The)	2,500	101,226	0.0%
	Chiba Kogyo Bank, Ltd. (The)	318,900	1,813,993	0.1%
#	Chukyo Bank, Ltd. (The)	70,000	1,426,833	0.0%
	Daisan Bank, Ltd. (The)	88,400	1,489,042	0.0%
	Daishi Bank, Ltd. (The)	207,100	10,141,558	0.3%
	Daito Bank, Ltd. (The)	87,300	1,310,921	0.0%
	DSB Co., Ltd.	56,500	395,957	0.0%
#	eGuarantee, Inc.	43,700	1,231,334	0.0%
#	Ehime Bank, Ltd. (The)	199,600	2,576,754	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	2,823,063	0.1%
	FIDEA Holdings Co., Ltd.	1,126,100	2,143,864	0.1%
	Financial Products Group Co., Ltd.	423,200	4,911,580	0.1%
	First Bank of Toyama, Ltd. (The)	126,100	662,993	0.0%
	Fukui Bank, Ltd. (The)	140,100	3,743,414	0.1%
	Fukushima Bank, Ltd. (The)	142,100	1,137,068	0.0%
	Fuyo General Lease Co., Ltd.	105,100	6,872,719	0.2%
#	GCA Corp.	167,100	1,529,528	0.0%
	GMO Financial Holdings, Inc.	93,300	615,966	0.0%
	Hokkoku Bank, Ltd. (The)	174,200	7,974,875	0.2%
	Hokuetsu Bank, Ltd. (The)	131,600	3,186,798	0.1%
	Hokuhoku Financial Group, Inc.	439,200	7,239,433	0.2%
	Hyakugo Bank, Ltd. (The)	1,578,909	7,412,936	0.2%
	Hyakujushi Bank, Ltd. (The)	1,426,000	5,184,673	0.1%
	IBJ Leasing Co., Ltd.	147,500	3,850,707	0.1%
	Ichiyoshi Securities Co., Ltd.	239,700	2,751,252	0.1%
	IwaiCosmo Holdings, Inc.	108,500	1,393,443	0.0%
#	J Trust Co., Ltd.	359,100	2,642,085	0.1%
	Jaccs Co., Ltd.	145,900	3,644,187	0.1%
	Jafco Co., Ltd.	190,600	9,420,141	0.2%
*	Japan Asia Investment Co., Ltd.	102,100	377,001	0.0%
#	Japan Investment Adviser Co., Ltd.	64,600	1,550,411	0.0%
	Japan Securities Finance Co., Ltd.	648,900	3,649,588	0.1%
	Jimoto Holdings, Inc.	787,400	1,540,553	0.0%
	Juroku Bank, Ltd. (The)	208,500	7,043,845	0.2%
#	kabu.com Securities Co., Ltd.	914,600	2,915,898	0.1%
	Kansai Urban Banking Corp.	149,200	1,906,708	0.1%
	Keiyo Bank, Ltd. (The)	1,418,000	6,949,137	0.2%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,540,696	0.0%
	Kiyo Bank, Ltd. (The)	376,790	6,480,653	0.2%
#	Kosei Securities Co., Ltd. (The)	28,899	437,846	0.0%
#	Kyokuto Securities Co., Ltd.	148,300	2,200,249	0.1%
	Kyushu Financial Group, Inc.	82,120	521,968	0.0%
*	LIFENET INSURANCE CO.	6,200	21,896	0.0%
#*	M&A Capital Partners Co., Ltd.	41,900	2,194,492	0.1%
#	Marusan Securities Co., Ltd.	307,900	2,815,547	0.1%

113

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Matsui Securities Co., Ltd.	532,400	$4,477,141	0.1%
#	Michinoku Bank, Ltd. (The)	90,798	1,536,838	0.0%
	Mie Bank, Ltd. (The)	58,700	1,404,830	0.0%
#	Minato Bank, Ltd. (The)	109,200	2,069,648	0.1%
	Mito Securities Co., Ltd.	424,800	1,469,509	0.0%
	Miyazaki Bank, Ltd. (The)	99,600	3,586,291	0.1%
#	Monex Group, Inc.	1,286,400	4,102,534	0.1%
#	Money Partners Group Co., Ltd.	155,400	643,681	0.0%
	Musashino Bank, Ltd. (The)	198,000	6,434,079	0.2%
#	Nagano Bank, Ltd. (The)	52,599	919,987	0.0%
	Nanto Bank, Ltd. (The)	162,700	4,590,069	0.1%
	Nishi-Nippon Financial Holdings, Inc.	773,100	9,020,926	0.2%
	North Pacific Bank, Ltd.	2,064,700	6,949,461	0.2%
	OAK Capital Corp.	324,600	838,705	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	209,300	5,975,059	0.2%
#	Oita Bank, Ltd. (The)	101,489	4,108,631	0.1%
	Okasan Securities Group, Inc.	908,000	5,601,107	0.1%
	Pocket Card Co., Ltd.	118,600	1,120,483	0.0%
	Ricoh Leasing Co., Ltd.	92,000	3,306,068	0.1%
	San-In Godo Bank, Ltd. (The)	912,700	8,393,767	0.2%
	Sawada Holdings Co., Ltd.	142,000	1,267,063	0.0%
	Senshu Ikeda Holdings, Inc.	1,492,900	5,764,086	0.2%
#	Shiga Bank, Ltd. (The)	1,365,000	7,835,982	0.2%
	Shikoku Bank, Ltd. (The)	243,600	3,805,404	0.1%
	Shimane Bank, Ltd. (The)	17,700	212,503	0.0%
	Shimizu Bank, Ltd. (The)	50,300	1,690,118	0.1%
#*	Showa Holdings Co., Ltd.	93,300	89,268	0.0%
	Sparx Group Co., Ltd.	623,300	1,536,871	0.0%
#	Strike Co., Ltd.	4,900	215,307	0.0%
	Taiko Bank, Ltd. (The)	24,700	568,942	0.0%
	Tochigi Bank, Ltd. (The)	672,700	3,066,040	0.1%
	Toho Bank, Ltd. (The)	1,291,900	4,986,816	0.1%
	Tohoku Bank, Ltd. (The)	58,800	810,690	0.0%
#	Tokai Tokyo Financial Holdings, Inc.	1,362,600	8,920,295	0.2%
#	Tokyo TY Financial Group, Inc.	172,338	4,653,684	0.1%
	Tomato Bank, Ltd.	50,500	704,788	0.0%
	TOMONY Holdings, Inc.	923,750	4,448,959	0.1%
	Tottori Bank, Ltd. (The)	46,300	742,196	0.0%
	Towa Bank, Ltd. (The)	209,200	2,221,414	0.1%
	Toyo Securities Co., Ltd.	461,000	1,289,811	0.0%
	Tsukuba Bank, Ltd.	534,200	1,975,920	0.1%
#	Yamagata Bank, Ltd. (The)	191,900	4,519,630	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	991,000	4,413,673	0.1%
Total Financials			337,577,873	8.5%

Health Care — (4.1%)
#	Advantage Risk Management Co., Ltd.	37,300	372,972	0.0%
	As One Corp.	86,768	4,770,301	0.1%
#	ASKA Pharmaceutical Co., Ltd.	164,300	3,120,509	0.1%
	Biofermin Pharmaceutical Co., Ltd.	21,000	571,839	0.0%
	BML, Inc.	139,600	3,090,429	0.1%

114

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
#	CMIC Holdings Co., Ltd.	76,100	$1,122,469	0.0%
	Create Medic Co., Ltd.	29,500	286,788	0.0%
#	Daiken Medical Co., Ltd.	110,600	761,146	0.0%
	Daito Pharmaceutical Co., Ltd.	75,280	1,926,564	0.1%
	Dvx, Inc.	30,100	365,487	0.0%
#	Eiken Chemical Co., Ltd.	108,500	4,269,741	0.1%
	Elan Corp.	41,400	596,536	0.0%
#	EM Systems Co., Ltd.	57,100	1,112,032	0.0%
	EPS Holdings, Inc.	217,700	4,286,348	0.1%
	Falco Holdings Co., Ltd.	48,200	751,692	0.0%
#	FINDEX, Inc.	124,100	878,899	0.0%
	Fuji Pharma Co., Ltd.	49,800	1,803,080	0.1%
	Fukuda Denshi Co., Ltd.	20,800	1,456,244	0.1%
	Fuso Pharmaceutical Industries, Ltd.	41,500	1,041,767	0.0%
	Hogy Medical Co., Ltd.	74,900	5,129,516	0.1%
#	Iwaki & Co., Ltd.	179,000	759,203	0.0%
	Japan Lifeline Co., Ltd.	84,500	4,053,557	0.1%
	Japan Medical Dynamic Marketing, Inc.	115,600	1,118,087	0.0%
	Jeol, Ltd.	613,000	3,247,168	0.1%
	JMS Co., Ltd.	105,357	647,710	0.0%
	Kawasumi Laboratories, Inc.	80,080	617,966	0.0%
	Kissei Pharmaceutical Co., Ltd.	169,200	4,651,474	0.1%
	KYORIN Holdings, Inc.	281,400	5,779,314	0.2%
#	Linical Co., Ltd.	68,200	897,390	0.0%
	Mani, Inc.	151,400	4,335,405	0.1%
#*	Medical Data Vision Co., Ltd.	55,500	1,057,288	0.0%
	Medius Holdings Co., Ltd.	13,600	339,404	0.0%
	Menicon Co., Ltd.	86,400	3,915,757	0.1%
	Mochida Pharmaceutical Co., Ltd.	78,999	5,783,451	0.2%
#	N Field Co., Ltd.	76,100	1,411,643	0.1%
	Nagaileben Co., Ltd.	51,200	1,277,538	0.0%
	Nakanishi, Inc.	117,700	5,334,123	0.1%
#	ND Software Co., Ltd.	6,300	76,742	0.0%
#	Nichi-iko Pharmaceutical Co., Ltd.	268,850	4,175,191	0.1%
	NichiiGakkan Co., Ltd.	255,700	2,636,029	0.1%
	Nihon Kohden Corp.	407,000	9,060,324	0.2%
	Nikkiso Co., Ltd.	424,500	3,987,730	0.1%
	Nippon Chemiphar Co., Ltd.	17,100	789,254	0.0%
	Nipro Corp.	630,500	9,192,086	0.2%
	Nissui Pharmaceutical Co., Ltd.	74,900	975,446	0.0%
	Paramount Bed Holdings Co., Ltd.	108,500	4,784,756	0.1%
	Rion Co., Ltd.	54,800	1,074,809	0.0%
	Rohto Pharmaceutical Co., Ltd.	276,900	6,391,582	0.2%
	Sawai Pharmaceutical Co., Ltd.	197,500	11,202,256	0.3%
	Seed Co., Ltd.	35,400	1,131,355	0.0%
#*	Shin Nippon Biomedical Laboratories, Ltd.	122,100	596,935	0.0%
	Ship Healthcare Holdings, Inc.	283,600	8,868,703	0.2%
	Shofu, Inc.	43,700	526,562	0.0%
	Software Service, Inc.	18,000	829,257	0.0%
	Solasto Corp.	31,900	681,321	0.0%
	St-Care Holding Corp.	15,600	406,430	0.0%
#	Taiko Pharmaceutical Co., Ltd.	66,800	1,381,035	0.1%

115

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Techno Medica Co., Ltd.	28,000	$486,745	0.0%
#	Toho Holdings Co., Ltd.	326,300	6,414,065	0.2%
	Tokai Corp.	69,600	3,124,194	0.1%
	Torii Pharmaceutical Co., Ltd.	102,700	2,785,987	0.1%
#	Towa Pharmaceutical Co., Ltd.	60,700	3,139,415	0.1%
#	Tsukui Corp.	357,300	2,570,748	0.1%
	Tsumura & Co.	15,800	587,229	0.0%
	Uchiyama Holdings Co., Ltd.	24,200	115,355	0.0%
	Value HR Co., Ltd.	1,400	58,126	0.0%
	Vital KSK Holdings, Inc.	242,600	1,969,792	0.1%
	Wakamoto Pharmaceutical Co., Ltd.	107,000	282,029	0.0%
	WIN-Partners Co., Ltd.	99,100	1,220,899	0.0%
	ZERIA Pharmaceutical Co., Ltd.	188,699	3,306,611	0.1%
Total Health Care			177,769,835	4.4%

Industrials — (26.3%)
	NJS Co., Ltd.	32,900	417,402	0.0%
	A&A Material Corp.	12,700	151,272	0.0%
	Abist Co., Ltd.	18,500	742,059	0.0%
#	Advan Co., Ltd.	146,800	1,394,932	0.0%
#	Advanex, Inc.	22,099	627,172	0.0%
	Aeon Delight Co., Ltd.	133,900	5,012,149	0.1%
	Aica Kogyo Co., Ltd.	264,800	9,261,490	0.2%
	Aichi Corp.	221,900	1,642,798	0.1%
	Aida Engineering, Ltd.	356,300	4,154,800	0.1%
	AIT Corp.	57,300	668,442	0.0%
#	Ajis Co., Ltd.	28,200	606,072	0.0%
	Alinco, Inc.	78,300	866,353	0.0%
	Alps Logistics Co., Ltd.	100,700	745,180	0.0%
	Altech Corp.	48,650	1,687,368	0.1%
	Anest Iwata Corp.	209,600	2,126,626	0.1%
#*	Arrk Corp.	466,800	486,052	0.0%
	Asahi Diamond Industrial Co., Ltd.	356,100	3,454,645	0.1%
#	Asahi Kogyosha Co., Ltd.	28,500	908,483	0.0%
	Asanuma Corp.	410,000	1,521,606	0.0%
#	Asukanet Co., Ltd.	64,400	995,136	0.0%
	Asunaro Aoki Construction Co., Ltd.	138,400	1,254,137	0.0%
	Bando Chemical Industries, Ltd.	235,400	2,597,093	0.1%
	Bell System24 Holdings, Inc.	216,300	2,367,086	0.1%
#	Benefit One, Inc.	202,800	3,896,069	0.1%
#	Br Holdings Corp.	142,600	525,460	0.0%
	Bunka Shutter Co., Ltd.	372,700	3,176,109	0.1%
	Canare Electric Co., Ltd.	17,500	388,669	0.0%
	Career Design Center Co., Ltd.	32,400	495,932	0.0%
	Central Glass Co., Ltd.	242,800	5,429,135	0.1%
#	Central Security Patrols Co., Ltd.	52,500	952,907	0.0%
#	Chilled & Frozen Logistics Holdings Co., Ltd.	47,100	623,823	0.0%
#	Chiyoda Corp.	1,001,700	5,928,097	0.2%
	Chiyoda Integre Co., Ltd.	77,200	1,880,502	0.1%
	Chudenko Corp.	170,900	5,212,631	0.1%
	Chugai Ro Co., Ltd.	38,900	780,056	0.0%

116

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Chuo Warehouse Co., Ltd.	900	$9,908	0.0%
	CKD Corp.	324,800	6,396,049	0.2%
	Comany, Inc.	3,700	51,187	0.0%
	Cosel Co., Ltd.	124,600	1,725,339	0.1%
#	Creek & River Co., Ltd.	69,400	705,661	0.0%
	CTI Engineering Co., Ltd.	75,300	721,085	0.0%
#	CTS Co., Ltd.	121,200	845,774	0.0%
	Dai-Dan Co., Ltd.	96,000	2,460,555	0.1%
	Daido Kogyo Co., Ltd.	47,200	770,287	0.0%
#	Daihatsu Diesel Manufacturing Co., Ltd.	88,100	666,219	0.0%
	Daihen Corp.	609,000	5,487,646	0.1%
	Daiho Corp.	575,000	2,793,600	0.1%
	Daiichi Jitsugyo Co., Ltd.	55,600	1,634,088	0.1%
	Daiichi Kensetsu Corp.	2,000	26,271	0.0%
	Daiki Axis Co., Ltd.	31,900	362,977	0.0%
	Daiohs Corp.	4,200	55,479	0.0%
	Daiseki Co., Ltd.	223,263	5,520,361	0.1%
#	Daiseki Eco. Solution Co., Ltd.	39,159	500,872	0.0%
	Daisue Construction Co., Ltd.	43,500	397,778	0.0%
	Daiwa Industries, Ltd.	200,600	2,253,373	0.1%
	Denyo Co., Ltd.	104,900	1,762,080	0.1%
	DMG Mori Co., Ltd.	619,700	12,496,608	0.3%
	DMW Corp.	4,800	81,487	0.0%
	Duskin Co., Ltd.	234,100	6,421,255	0.2%
	Ebara Jitsugyo Co., Ltd.	39,300	605,500	0.0%
	EF-ON, Inc.	74,400	1,001,131	0.0%
	Eidai Co., Ltd.	139,000	684,635	0.0%
	en-japan, Inc.	158,100	6,097,226	0.2%
	Endo Lighting Corp.	68,900	788,992	0.0%
#*	Enshu, Ltd.	197,000	255,960	0.0%
	EPCO Co., Ltd.	6,600	182,151	0.0%
#*	Escrow Agent Japan Co., Ltd.	26,600	702,821	0.0%
#	F&M Co., Ltd.	27,500	261,828	0.0%
#	Freund Corp.	68,300	905,011	0.0%
	Fudo Tetra Corp.	1,074,200	1,831,541	0.1%
	Fuji Die Co., Ltd.	25,400	206,588	0.0%
#	Fuji Machine Manufacturing Co., Ltd.	203,600	3,883,386	0.1%
	Fujikura, Ltd.	994,000	8,675,364	0.2%
	Fujisash Co., Ltd.	528,600	502,350	0.0%
#	Fujitec Co., Ltd.	412,900	6,146,445	0.2%
	Fukuda Corp.	77,200	4,725,642	0.1%
	Fukushima Industries Corp.	81,300	3,147,338	0.1%
#	Fukuyama Transporting Co., Ltd.	170,480	5,531,352	0.1%
#	FULLCAST Holdings Co., Ltd.	127,700	2,355,334	0.1%
	Funai Soken Holdings, Inc.	148,660	5,461,967	0.1%
	Furukawa Co., Ltd.	214,300	3,890,053	0.1%
	Furusato Industries, Ltd.	55,600	908,282	0.0%
	Futaba Corp.	221,900	4,398,895	0.1%
	Gakujo Co., Ltd.	47,000	572,679	0.0%
	Gecoss Corp.	96,400	1,087,330	0.0%
#	Giken, Ltd.	80,500	2,313,417	0.1%
	Glory, Ltd.	243,900	9,121,396	0.2%
117

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	GS Yuasa Corp.	1,761,000	$8,854,741	0.2%
	Hamakyorex Co., Ltd.	106,400	2,985,737	0.1%
	Hanwa Co., Ltd.	244,200	9,268,572	0.2%
	Hazama Ando Corp.	1,180,700	9,626,535	0.3%
	Helios Techno Holdings Co., Ltd.	103,000	694,795	0.0%
	Hibiya Engineering, Ltd.	144,700	3,143,426	0.1%
	Hirakawa Hewtech Corp.	68,300	915,032	0.0%
#	Hirano Tecseed Co., Ltd.	62,800	1,132,772	0.0%
#	Hirata Corp.	51,300	5,761,324	0.2%
	Hisaka Works, Ltd.	145,000	1,351,834	0.0%
	Hitachi Transport System, Ltd.	15,100	373,666	0.0%
	Hitachi Zosen Corp.	1,068,479	5,629,957	0.2%
	Hito Communications, Inc.	45,300	799,926	0.0%
	Hokuetsu Industries Co., Ltd.	124,600	1,226,729	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	48,900	447,829	0.0%
	Hosokawa Micron Corp.	45,100	2,857,652	0.1%
#	Howa Machinery, Ltd.	81,800	1,327,043	0.0%
#	Ichiken Co., Ltd.	31,400	785,849	0.0%
	Ichinen Holdings Co., Ltd.	124,100	1,767,694	0.1%
	Idec Corp.	183,500	3,882,499	0.1%
	Ihara Science Corp.	31,400	569,535	0.0%
	Iino Kaiun Kaisha, Ltd.	599,900	2,832,605	0.1%
	Inaba Denki Sangyo Co., Ltd.	143,100	6,281,525	0.2%
	Inaba Seisakusho Co., Ltd.	56,300	708,292	0.0%
	Inabata & Co., Ltd.	278,100	4,031,517	0.1%
	Interworks, Inc.	6,800	68,293	0.0%
	Inui Global Logistics Co., Ltd.	139,380	1,027,527	0.0%
	IR Japan Holdings, Ltd.	5,200	86,559	0.0%
	Iseki & Co., Ltd.	116,300	2,591,287	0.1%
#	Ishii Iron Works Co., Ltd.	11,000	175,992	0.0%
	Isolite Insulating Products Co., Ltd.	18,500	180,676	0.0%
	Itoki Corp.	255,600	1,963,241	0.1%
	Iwaki Co., Ltd.	12,400	327,156	0.0%
	Iwasaki Electric Co., Ltd.	37,200	604,010	0.0%
	Iwatani Corp.	232,400	7,008,422	0.2%
#	JAC Recruitment Co., Ltd.	96,100	1,782,577	0.1%
#	Jalux, Inc.	40,200	995,890	0.0%
#	Jamco Corp.	68,400	1,429,302	0.0%
	Japan Asia Group, Ltd.	121,600	507,033	0.0%
	Japan Foundation Engineering Co., Ltd.	156,600	559,531	0.0%
	Japan Pulp & Paper Co., Ltd.	61,800	2,608,644	0.1%
#	Japan Steel Works, Ltd. (The)	398,400	10,097,965	0.3%
	Japan Transcity Corp.	242,000	1,038,798	0.0%
	JK Holdings Co., Ltd.	92,440	730,935	0.0%
	Juki Corp.	194,500	3,024,465	0.1%
	Kamei Corp.	138,000	2,333,906	0.1%
	Kanaden Corp.	116,600	1,335,655	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	38,800	1,290,163	0.0%
#	Kanamoto Co., Ltd.	171,600	5,641,513	0.2%
	Kandenko Co., Ltd.	563,300	5,540,589	0.1%
	Kanematsu Corp.	487,725	6,416,267	0.2%
	Katakura Industries Co., Ltd.	143,700	1,794,167	0.1%

118

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kato Works Co., Ltd.	62,800	$1,962,213	0.1%
#	KAWADA TECHNOLOGIES, Inc.	48,400	2,866,471	0.1%
	Kawagishi Bridge Works Co., Ltd.	41,000	429,085	0.0%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	296,188	0.0%
#*	Kawasaki Kisen Kaisha, Ltd.	275,800	7,201,354	0.2%
	Keihin Co., Ltd.	24,900	365,743	0.0%
	KFC, Ltd.	5,000	96,633	0.0%
*	KI Holdings Co., Ltd.	88,000	244,296	0.0%
	Kimura Chemical Plants Co., Ltd.	53,200	216,670	0.0%
	Kimura Unity Co., Ltd.	2,200	22,740	0.0%
	King Jim Co., Ltd.	97,300	896,149	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	21,699	508,502	0.0%
	Kintetsu World Express, Inc.	217,800	3,748,661	0.1%
	Kitagawa Iron Works Co., Ltd.	53,700	1,464,040	0.0%
	Kitano Construction Corp.	280,000	1,260,449	0.0%
#	Kito Corp.	123,600	1,587,443	0.1%
#	Kitz Corp.	543,500	4,656,911	0.1%
#*	Kobe Electric Railway Co., Ltd.	8,099	271,855	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	20,599	348,325	0.0%
	Koike Sanso Kogyo Co., Ltd.	14,500	382,708	0.0%
#	Kokusai Co., Ltd.	47,500	509,714	0.0%
	Kokuyo Co., Ltd.	494,925	8,874,939	0.2%
	KOMAIHALTEC, Inc.	25,700	594,430	0.0%
	Komatsu Wall Industry Co., Ltd.	42,800	817,947	0.0%
	Komori Corp.	348,700	4,910,789	0.1%
	Kondotec, Inc.	124,000	1,316,678	0.0%
	Konoike Transport Co., Ltd.	166,700	2,565,092	0.1%
#*	Kosaido Co., Ltd.	231,200	1,051,149	0.0%
#	KRS Corp.	39,500	1,124,356	0.0%
	Kumagai Gumi Co., Ltd.	217,500	6,914,022	0.2%
	Kuroda Electric Co., Ltd.	208,600	3,723,942	0.1%
	Kyodo Printing Co., Ltd.	50,600	1,685,894	0.1%
	Kyokuto Boeki Kaisha, Ltd.	152,000	521,052	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	190,500	3,411,443	0.1%
	Kyoritsu Printing Co., Ltd.	142,000	445,279	0.0%
	Kyowa Exeo Corp.	406,900	8,863,610	0.2%
	Kyudenko Corp.	3,000	132,458	0.0%
#	Like Co., Ltd.	58,600	1,099,950	0.0%
#	Link And Motivation, Inc.	223,900	1,541,227	0.0%
	Lonseal Corp.	13,900	324,939	0.0%
	Luckland Co., Ltd.	19,100	359,953	0.0%
	Maeda Corp.	640,000	8,023,943	0.2%
	Maeda Kosen Co., Ltd.	125,100	2,171,733	0.1%
	Maeda Road Construction Co., Ltd.	387,000	8,333,969	0.2%
	Maezawa Industries, Inc.	35,700	132,705	0.0%
#	Maezawa Kasei Industries Co., Ltd.	60,500	670,358	0.0%
	Maezawa Kyuso Industries Co., Ltd.	53,200	873,025	0.0%
	Makino Milling Machine Co., Ltd.	622,000	5,868,763	0.2%
#	Marubeni Construction Material Lease Co., Ltd.	75,000	170,168	0.0%
	Marufuji Sheet Piling Co., Ltd.	8,100	248,505	0.0%
	Maruka Machinery Co., Ltd.	34,500	668,240	0.0%
#	Maruwa Unyu Kikan Co., Ltd.	74,400	1,491,836	0.0%

119

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Maruyama Manufacturing Co., Inc.	23,000	$397,182	0.0%
	Maruzen Co., Ltd.	62,000	1,184,512	0.0%
	Maruzen Showa Unyu Co., Ltd.	332,000	1,573,408	0.1%
	Matsuda Sangyo Co., Ltd.	92,582	1,327,995	0.0%
	Matsui Construction Co., Ltd.	135,300	1,209,622	0.0%
	Max Co., Ltd.	193,000	2,729,424	0.1%
	Meidensha Corp.	1,262,050	4,993,525	0.1%
	Meiji Electric Industries Co., Ltd.	29,900	467,610	0.0%
	Meiji Shipping Co., Ltd.	111,000	447,510	0.0%
	Meisei Industrial Co., Ltd.	251,000	1,756,893	0.1%
	Meitec Corp.	162,200	7,923,048	0.2%
	Meiwa Corp.	158,000	725,785	0.0%
	Mesco, Inc.	22,000	254,699	0.0%
	METAWATER Co., Ltd.	79,600	2,113,116	0.1%
#	Mie Kotsu Group Holdings, Inc.	305,800	1,321,518	0.0%
	Mirait Holdings Corp.	355,385	4,644,036	0.1%
	Mitani Corp.	72,900	2,891,079	0.1%
	Mitani Sangyo Co., Ltd.	12,000	45,600	0.0%
	Mitsubishi Kakoki Kaisha, Ltd.	37,900	821,369	0.0%
	Mitsubishi Logisnext Co., Ltd.	212,200	1,559,368	0.1%
	Mitsubishi Pencil Co., Ltd.	223,800	5,307,450	0.1%
	Mitsuboshi Belting, Ltd.	319,000	3,982,946	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	510,900	6,684,349	0.2%
	Mitsui Matsushima Co., Ltd.	72,100	908,729	0.0%
*	Mitsui-Soko Holdings Co., Ltd.	687,000	2,137,788	0.1%
	Mitsumura Printing Co., Ltd.	9,300	205,799	0.0%
	Miyaji Engineering Group, Inc.	35,418	971,601	0.0%
	Morita Holdings Corp.	201,300	3,464,061	0.1%
	Musashi Co., Ltd.	3,000	48,836	0.0%
	NAC Co., Ltd.	65,700	559,937	0.0%
	Nachi-Fujikoshi Corp.	1,262,000	7,779,006	0.2%
#	Nadex Co., Ltd.	16,000	141,909	0.0%
	Nagase & Co., Ltd.	535,500	9,095,948	0.2%
	Naigai Trans Line, Ltd.	29,000	432,928	0.0%
	Nakabayashi Co., Ltd.	117,000	754,386	0.0%
	Nakamoto Packs Co., Ltd.	10,600	357,009	0.0%
	Nakano Corp.	78,600	446,076	0.0%
	Nakano Refrigerators Co., Ltd.	800	28,500	0.0%
#	Namura Shipbuilding Co., Ltd.	336,028	2,085,270	0.1%
	Narasaki Sangyo Co., Ltd.	109,000	369,363	0.0%
	NDS Co., Ltd.	27,500	928,753	0.0%
	NEC Capital Solutions, Ltd.	58,800	1,161,974	0.0%
	Nichias Corp.	587,000	7,643,299	0.2%
	Nichiban Co., Ltd.	70,500	1,575,911	0.1%
	Nichiden Corp.	72,600	1,557,410	0.1%
	Nichiha Corp.	178,680	7,186,416	0.2%
	Nichireki Co., Ltd.	155,600	1,967,056	0.1%
	Nihon Dengi Co., Ltd.	24,900	666,872	0.0%
	Nihon Flush Co., Ltd.	48,600	904,696	0.0%
#	Nihon Trim Co., Ltd.	31,500	1,230,355	0.0%
	Nikkato Corp.	700	3,805	0.0%
	Nikko Co., Ltd.	36,700	745,397	0.0%

120

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nikkon Holdings Co., Ltd.	356,800	$9,138,051	0.2%
	Nippi, Inc.	6,600	249,847	0.0%
	Nippo Corp.	198,000	4,134,358	0.1%
	Nippon Air Conditioning Services Co., Ltd.	139,400	928,550	0.0%
	Nippon Aqua Co., Ltd.	92,800	420,159	0.0%
#	Nippon Carbon Co., Ltd.	66,500	2,912,144	0.1%
	Nippon Concept Corp.	25,600	286,493	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	221,900	4,815,964	0.1%
	Nippon Dry-Chemical Co., Ltd.	300	6,477	0.0%
#	Nippon Filcon Co., Ltd.	70,900	518,118	0.0%
	Nippon Hume Corp.	129,400	895,070	0.0%
	Nippon Kanzai Co., Ltd.	106,900	1,926,164	0.1%
	Nippon Koei Co., Ltd.	87,900	3,228,533	0.1%
	Nippon Parking Development Co., Ltd.	1,259,200	1,846,741	0.1%
	Nippon Rietec Co., Ltd.	8,300	91,081	0.0%
	Nippon Road Co., Ltd. (The)	45,000	2,592,788	0.1%
#	Nippon Seisen Co., Ltd.	20,000	967,495	0.0%
#*	Nippon Sharyo, Ltd.	452,000	1,277,284	0.0%
#*	Nippon Sheet Glass Co., Ltd.	632,100	5,067,923	0.1%
	Nippon Steel & Sumikin Bussan Corp.	90,760	5,010,976	0.1%
	Nippon Thompson Co., Ltd.	383,000	2,231,088	0.1%
#	Nippon Tungsten Co., Ltd.	6,199	149,658	0.0%
	Nishi-Nippon Railroad Co., Ltd.	406,600	10,869,438	0.3%
	Nishimatsu Construction Co., Ltd.	358,800	10,832,245	0.3%
	Nishio Rent All Co., Ltd.	104,000	3,631,500	0.1%
#	Nissei ASB Machine Co., Ltd.	52,300	2,324,086	0.1%
	Nissei Corp.	37,900	376,106	0.0%
	Nissei Plastic Industrial Co., Ltd.	175,800	2,344,643	0.1%
#	Nisshinbo Holdings, Inc.	911,080	10,939,879	0.3%
	Nissin Corp.	93,600	2,886,281	0.1%
	Nissin Electric Co., Ltd.	388,100	4,750,651	0.1%
	Nitta Corp.	117,500	4,846,557	0.1%
	Nitto Boseki Co., Ltd.	186,800	6,278,128	0.2%
	Nitto Kogyo Corp.	175,800	3,013,199	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,697,260	0.1%
	Nitto Seiko Co., Ltd.	166,200	963,141	0.0%
	Nittoc Construction Co., Ltd.	173,600	945,308	0.0%
	Nittoku Engineering Co., Ltd.	81,900	3,150,122	0.1%
	nms Holdings Co.	6,300	73,405	0.0%
	Noda Corp.	145,800	1,701,167	0.1%
	Nomura Co., Ltd.	247,700	5,169,299	0.1%
	Noritake Co., Ltd.	71,200	3,431,610	0.1%
	Noritz Corp.	172,400	3,167,647	0.1%
	NS Tool Co., Ltd.	39,600	774,587	0.0%
	NS United Kaiun Kaisha, Ltd.	65,600	1,518,199	0.0%
	NTN Corp.	422,600	2,052,691	0.1%
	Obara Group, Inc.	75,300	4,355,875	0.1%
	Odelic Co., Ltd.	24,000	1,065,934	0.0%
#	Ohba Co., Ltd.	64,900	298,550	0.0%
	Ohmoto Gumi Co., Ltd.	2,200	91,914	0.0%
	Oiles Corp.	143,150	2,817,922	0.1%
	Okabe Co., Ltd.	242,100	2,321,553	0.1%

121

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Okada Aiyon Corp.	27,400	$475,644	0.0%
#	Okamoto Machine Tool Works, Ltd.	25,399	682,146	0.0%
	Okamura Corp.	409,100	4,589,438	0.1%
	OKI Electric Cable Co., Ltd.	7,800	244,204	0.0%
#	OKK Corp.	45,900	509,991	0.0%
	OKUMA Corp.	169,800	10,437,221	0.3%
	Okumura Corp.	199,880	7,651,389	0.2%
	Onoken Co., Ltd.	103,800	1,765,417	0.1%
	Organo Corp.	46,800	1,238,354	0.0%
	Origin Electric Co., Ltd.	34,600	623,448	0.0%
#	OSG Corp.	412,700	8,932,806	0.2%
	OSJB Holdings Corp.	840,700	2,606,208	0.1%
	Outsourcing, Inc.	485,800	6,697,265	0.2%
	Oval Corp.	20,500	62,673	0.0%
	Oyo Corp.	135,800	2,073,037	0.1%
#	Paraca, Inc.	24,700	521,029	0.0%
	Parker Corp.	17,000	107,879	0.0%
#	Pasco Corp.	137,000	416,041	0.0%
#	Pasona Group, Inc.	112,200	1,579,815	0.1%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	126,500	846,641	0.0%
	Penta-Ocean Construction Co., Ltd.	1,890,000	12,503,434	0.3%
	Pilot Corp.	221,300	11,188,873	0.3%
#	Prestige International, Inc.	300,400	3,240,534	0.1%
	Pronexus, Inc.	125,000	1,516,971	0.0%
#	PS Mitsubishi Construction Co., Ltd.	187,500	1,199,057	0.0%
	Punch Industry Co., Ltd.	51,800	940,854	0.0%
	Quick Co., Ltd.	65,100	1,126,844	0.0%
	Raito Kogyo Co., Ltd.	328,900	3,360,476	0.1%
	Rasa Corp.	27,000	276,583	0.0%
#	Relia, Inc.	285,100	3,353,962	0.1%
	Rheon Automatic Machinery Co., Ltd.	110,500	1,670,091	0.1%
	Rix Corp.	3,200	52,469	0.0%
	Ryobi, Ltd.	173,440	4,466,724	0.1%
	Sakai Heavy Industries, Ltd.	23,700	770,987	0.0%
	Sakai Moving Service Co., Ltd.	67,000	3,893,195	0.1%
#*	Sanix, Inc.	173,800	447,003	0.0%
	Sanki Engineering Co., Ltd.	282,700	3,253,525	0.1%
	Sanko Gosei, Ltd.	39,300	195,703	0.0%
#	Sanko Metal Industrial Co., Ltd.	13,600	491,875	0.0%
	Sankyo Tateyama, Inc.	166,200	2,428,013	0.1%
	Sankyu, Inc.	250,200	10,344,070	0.3%
#	Sanoyas Holdings Corp.	141,400	398,008	0.0%
	Sansei Technologies, Inc.	46,000	390,531	0.0%
#	Sansha Electric Manufacturing Co., Ltd.	14,500	160,009	0.0%
	Sanwa Holdings Corp.	259,700	3,256,713	0.1%
	Sanyo Denki Co., Ltd.	57,800	3,838,701	0.1%
#	Sanyo Engineering & Construction, Inc.	72,700	572,805	0.0%
	Sanyo Industries, Ltd.	9,900	193,144	0.0%
	Sanyo Trading Co., Ltd.	72,900	1,888,798	0.1%
	Sata Construction Co., Ltd.	85,399	358,563	0.0%
	Sato Holdings Corp.	158,700	3,861,455	0.1%
	Sato Shoji Corp.	73,700	802,531	0.0%

122

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Sawafuji Electric Co., Ltd.	7,000	$173,279	0.0%
	SBS Holdings, Inc.	117,700	929,964	0.0%
	SEC Carbon, Ltd.	5,400	266,423	0.0%
#	Secom Joshinetsu Co., Ltd.	32,000	1,072,825	0.0%
	Seibu Electric Industry Co., Ltd.	20,500	458,346	0.0%
	Seika Corp.	62,600	1,659,987	0.1%
	Seikitokyu Kogyo Co., Ltd.	203,400	1,153,533	0.0%
	Sekisui Jushi Corp.	180,900	4,040,319	0.1%
	Senko Group Holdings Co., Ltd.	648,200	4,701,144	0.1%
	Senshu Electric Co., Ltd.	36,600	809,878	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	55,300	1,026,631	0.0%
	Shibuya Corp.	108,000	4,145,900	0.1%
#	Shima Seiki Manufacturing, Ltd.	153,300	8,620,151	0.2%
	Shin Nippon Air Technologies Co., Ltd.	86,280	1,239,358	0.0%
#	Shin-Keisei Electric Railway Co., Ltd.	36,199	686,175	0.0%
	Shinmaywa Industries, Ltd.	522,700	5,142,749	0.1%
	Shinnihon Corp.	165,900	1,474,608	0.0%
	Shinsho Corp.	35,500	1,022,148	0.0%
	Shinwa Co. Ltd.	48,900	1,111,105	0.0%
*	Shoko Co., Ltd.	330,000	340,336	0.0%
	Showa Aircraft Industry Co., Ltd.	23,037	285,137	0.0%
#	SIGMAXYZ, Inc.	56,700	413,406	0.0%
	Sinfonia Technology Co., Ltd.	806,000	3,280,159	0.1%
	Sinko Industries, Ltd.	119,600	1,947,261	0.1%
	Sintokogio, Ltd.	286,800	3,337,774	0.1%
	Soda Nikka Co., Ltd.	105,000	543,244	0.0%
#	Sodick Co., Ltd.	292,200	4,043,533	0.1%
	Space Co., Ltd.	74,420	1,144,632	0.0%
	Srg Takamiya Co., Ltd.	125,100	760,706	0.0%
	Star Micronics Co., Ltd.	214,600	3,783,363	0.1%
#	Subaru Enterprise Co., Ltd.	7,100	491,097	0.0%
	Sugimoto & Co., Ltd.	47,200	730,079	0.0%
#	Sumiseki Holdings, Inc.	212,200	309,716	0.0%
	Sumitomo Densetsu Co., Ltd.	111,300	2,256,665	0.1%
	Sumitomo Mitsui Construction Co., Ltd.	1,095,540	6,749,159	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	611,546	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	778,000	5,340,215	0.1%
*	SWCC Showa Holdings Co., Ltd.	156,200	1,459,861	0.0%
	Tacmina Corp.	1,700	29,197	0.0%
#	Tadano, Ltd.	658,100	10,029,797	0.3%
	Taihei Dengyo Kaisha, Ltd.	107,000	2,732,081	0.1%
	Taiheiyo Kouhatsu, Inc.	44,200	392,871	0.0%
	Taikisha, Ltd.	147,000	4,281,222	0.1%
*	Takagi Seiko Corp.	2,000	81,517	0.0%
	Takamatsu Construction Group Co., Ltd.	82,400	2,245,535	0.1%
	Takamatsu Machinery Co., Ltd.	4,000	38,312	0.0%
#	Takano Co., Ltd.	53,500	580,626	0.0%
	Takaoka Toko Co., Ltd.	69,320	1,133,216	0.0%
#	Takara Printing Co., Ltd.	52,755	822,556	0.0%
	Takara Standard Co., Ltd.	242,800	4,151,248	0.1%
	Takasago Thermal Engineering Co., Ltd.	326,000	5,739,992	0.2%
	Takashima & Co., Ltd.	23,600	471,288	0.0%

123

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Takeei Corp.	138,100	$1,393,091	0.0%
#	Takeuchi Manufacturing Co., Ltd.	245,900	5,208,992	0.1%
	Takigami Steel Construction Co., Ltd. (The)	5,300	264,819	0.0%
	Takisawa Machine Tool Co., Ltd.	36,800	671,342	0.0%
	Takuma Co., Ltd.	438,000	5,388,248	0.1%
	TANABE ENGINEERING Corp.	1,600	14,916	0.0%
	Tanseisha Co., Ltd.	219,949	2,615,883	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	266,500	1,954,727	0.1%
	TECHNO ASSOCIE Co., Ltd.	56,800	693,526	0.0%
	Techno Ryowa, Ltd.	69,390	495,514	0.0%
	Techno Smart Corp.	32,200	502,685	0.0%
	TechnoPro Holdings, Inc.	217,600	9,976,612	0.3%
	Teikoku Electric Manufacturing Co., Ltd.	116,400	1,233,555	0.0%
	Teikoku Sen-I Co., Ltd.	119,800	2,542,344	0.1%
	Tekken Corp.	74,900	2,511,820	0.1%
	Tenox Corp.	5,800	66,569	0.0%
	Teraoka Seisakusho Co., Ltd.	53,600	379,858	0.0%
	Terasaki Electric Co., Ltd.	15,700	187,805	0.0%
#*	Toa Corp.	92,900	2,018,961	0.1%
	TOA ROAD Corp.	26,600	1,094,086	0.0%
	Tobishima Corp.	1,220,300	1,821,213	0.1%
	Tocalo Co., Ltd.	91,900	3,708,342	0.1%
	Toda Corp.	1,071,000	8,725,646	0.2%
	Toenec Corp.	53,200	1,553,219	0.0%
#	Togami Electric Manufacturing Co., Ltd.	12,800	262,023	0.0%
	TOKAI Holdings Corp.	536,200	4,287,197	0.1%
	Tokai Lease Co., Ltd.	17,000	319,048	0.0%
	Tokyo Energy & Systems, Inc.	142,600	1,659,455	0.1%
#	Tokyo Keiki, Inc.	84,199	1,133,514	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	1,700	9,643	0.0%
	Tokyo Sangyo Co., Ltd.	86,800	408,790	0.0%
	Tokyu Construction Co., Ltd.	539,500	4,751,220	0.1%
	Toli Corp.	297,000	1,079,699	0.0%
	Tomoe Corp.	160,700	668,030	0.0%
#	Tomoe Engineering Co., Ltd.	46,000	878,591	0.0%
	Tonami Holdings Co., Ltd.	36,700	1,828,572	0.1%
	Toppan Forms Co., Ltd.	298,500	3,088,821	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	124,300	1,290,214	0.0%
	Toshiba Machine Co., Ltd.	740,000	4,594,745	0.1%
	Toshiba Plant Systems & Services Corp.	289,650	4,996,282	0.1%
#	Tosho Printing Co., Ltd.	143,999	1,386,454	0.0%
	Totech Corp.	33,100	602,714	0.0%
	Totetsu Kogyo Co., Ltd.	158,200	5,297,627	0.1%
	Totoku Electric Co., Ltd.	7,100	153,995	0.0%
	Toyo Construction Co., Ltd.	492,500	2,493,163	0.1%
#	Toyo Denki Seizo K.K.	46,700	829,297	0.0%
#	Toyo Engineering Corp.	200,679	2,398,899	0.1%
	Toyo Machinery & Metal Co., Ltd.	100,900	776,137	0.0%
	Toyo Tanso Co., Ltd.	73,800	2,083,430	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	35,400	598,212	0.0%
	Trancom Co., Ltd.	46,200	2,807,162	0.1%
	Trinity Industrial Corp.	25,000	203,231	0.0%

124

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Trusco Nakayama Corp.	335,300	$8,578,697	0.2%
	Trust Tech, Inc.	52,500	1,529,029	0.0%
#	Tsubaki Nakashima Co., Ltd.	145,800	3,361,989	0.1%
	Tsubakimoto Chain Co.	778,700	6,710,719	0.2%
	Tsubakimoto Kogyo Co., Ltd.	23,400	605,289	0.0%
#*	Tsudakoma Corp.	320,000	575,148	0.0%
#	Tsugami Corp.	375,000	3,611,662	0.1%
	Tsukishima Kikai Co., Ltd.	174,400	2,094,810	0.1%
	Tsurumi Manufacturing Co., Ltd.	109,800	1,860,950	0.1%
	TTK Co., Ltd.	62,000	302,520	0.0%
	Uchida Yoko Co., Ltd.	59,400	1,884,351	0.1%
#	Ueki Corp.	34,800	834,339	0.0%
	Union Tool Co.	56,400	1,823,339	0.1%
	Ushio, Inc.	657,700	9,129,387	0.2%
#*	UT Group Co., Ltd.	161,000	3,300,529	0.1%
	Utoc Corp.	98,700	464,508	0.0%
	Wakachiku Construction Co., Ltd.	105,200	1,756,184	0.1%
	Wakita & Co., Ltd.	255,200	3,139,377	0.1%
	WDB Holdings Co., Ltd.	53,300	1,298,374	0.0%
	Weathernews, Inc.	39,600	1,279,985	0.0%
#	Will Group, Inc.	69,900	814,252	0.0%
	World Holdings Co., Ltd.	44,600	1,435,120	0.0%
	Yahagi Construction Co., Ltd.	166,900	1,511,498	0.0%
	YAMABIKO Corp.	230,328	3,134,216	0.1%
	YAMADA Consulting Group Co., Ltd.	50,600	977,561	0.0%
#	Yamashin-Filter Corp.	36,200	1,318,551	0.0%
	Yamashina Corp.	327,700	208,097	0.0%
	Yamato Corp.	95,400	707,374	0.0%
#	Yamaura Corp.	45,800	388,258	0.0%
	Yamazen Corp.	345,700	3,952,433	0.1%
	Yasuda Logistics Corp.	99,500	830,847	0.0%
	Yokogawa Bridge Holdings Corp.	214,100	4,565,742	0.1%
	Yondenko Corp.	27,360	761,866	0.0%
	Yuasa Trading Co., Ltd.	108,500	4,000,199	0.1%
	Yuken Kogyo Co., Ltd.	20,100	475,212	0.0%
#	Yumeshin Holdings Co., Ltd.	272,500	1,922,777	0.1%
	Yurtec Corp.	255,000	2,228,259	0.1%
	Yusen Logistics Co., Ltd.	112,100	1,307,023	0.0%
	Yushin Precision Equipment Co., Ltd.	900	25,466	0.0%
	Zaoh Co., Ltd.	4,800	70,925	0.0%
#	Zenitaka Corp. (The)	14,700	739,299	0.0%
	Zuiko Corp.	22,800	767,087	0.0%
Total Industrials			1,144,147,685	28.7%

Information Technology — (13.4%)
#	A&D Co., Ltd.	113,900	539,705	0.0%
#*	Access Co., Ltd.	236,400	2,039,469	0.1%
	Ad-sol Nissin Corp.	34,100	374,875	0.0%
#	Adtec Plasma Technology Co., Ltd.	33,400	513,172	0.0%
#	Aeria, Inc.	57,400	966,024	0.0%
	AGS Corp.	2,400	21,451	0.0%

125

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Ai Holdings Corp.	234,800	$5,764,739	0.2%
	Aichi Tokei Denki Co., Ltd.	18,700	671,678	0.0%
	Aiphone Co., Ltd.	71,900	1,199,621	0.0%
#*	Akatsuki, Inc.	20,700	1,778,406	0.1%
	Alpha Systems, Inc.	39,260	862,472	0.0%
	Amano Corp.	391,500	9,633,436	0.3%
#	Anritsu Corp.	873,500	8,224,957	0.2%
	AOI Electronic Co., Ltd.	29,400	1,377,164	0.0%
#*	Apic Yamada Corp.	32,900	159,593	0.0%
	Argo Graphics, Inc.	53,200	1,738,076	0.1%
	Arisawa Manufacturing Co., Ltd.	200,900	1,826,577	0.1%
#	ArtSpark Holdings, Inc.	41,500	616,755	0.0%
#	Asahi Net, Inc.	102,300	495,184	0.0%
	Ateam, Inc.	71,500	1,892,582	0.1%
*	Atrae, Inc.	2,700	160,868	0.0%
#	Aval Data Corp.	18,100	318,540	0.0%
#	Axell Corp.	44,900	314,508	0.0%
#*	Bengo4.com, Inc.	38,900	495,766	0.0%
#	Broadband Tower, Inc.	263,100	509,585	0.0%
	Broadleaf Co., Ltd.	283,700	2,329,224	0.1%
	CAC Holdings Corp.	81,800	818,217	0.0%
	Canon Electronics, Inc.	125,200	2,817,337	0.1%
#	Capcom Co., Ltd.	265,000	6,742,244	0.2%
	CCS, Inc.	1,500	50,341	0.0%
	CDS Co., Ltd.	3,900	46,518	0.0%
	Chino Corp.	37,100	436,218	0.0%
	Citizen Watch Co., Ltd.	1,479,400	10,876,479	0.3%
	CMK Corp.	349,300	3,626,732	0.1%
#	COLOPL, Inc.	318,000	3,530,903	0.1%
	Computer Engineering & Consulting, Ltd.	85,500	2,046,132	0.1%
	Computer Institute of Japan, Ltd.	83,500	539,546	0.0%
	Comture Corp.	63,000	1,272,462	0.0%
	CONEXIO Corp.	102,600	1,894,455	0.1%
#	COOKPAD, Inc.	392,300	2,632,400	0.1%
#	Core Corp.	37,600	553,184	0.0%
	Cresco, Ltd.	33,200	1,385,639	0.0%
#	CROOZ, Inc.	52,000	1,174,190	0.0%
#	Cube System, Inc.	48,400	360,145	0.0%
#	Cybernet Systems Co., Ltd.	48,200	324,634	0.0%
#*	Cyberstep, Inc.	22,100	536,287	0.0%
	Cybozu, Inc.	109,700	503,987	0.0%
	Dai-ichi Seiko Co., Ltd.	55,600	1,412,991	0.0%
	Daiko Denshi Tsushin, Ltd.	8,000	111,494	0.0%
	Daishinku Corp.	44,399	768,242	0.0%
	Daitron Co., Ltd.	54,200	1,010,472	0.0%
	Daiwabo Holdings Co., Ltd.	118,600	4,713,176	0.1%
#*	DDS, Inc.	89,500	597,474	0.0%
	Denki Kogyo Co., Ltd.	71,200	1,831,484	0.1%
	Densan System Co., Ltd.	27,900	536,413	0.0%
#	Designone Japan, Inc.	35,600	436,626	0.0%
	Dexerials Corp.	323,600	3,646,336	0.1%
	Digital Arts, Inc.	66,000	2,700,337	0.1%

126

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Digital Information Technologies Corp.	19,500	$357,009	0.0%
	Dip Corp.	196,200	4,791,030	0.1%
	DKK-Toa Corp.	42,300	330,127	0.0%
*	Drecom Co., Ltd.	67,100	836,915	0.0%
	DTS Corp.	128,500	3,856,186	0.1%
#	E-Guardian, Inc.	58,300	1,208,790	0.0%
	Eizo Corp.	108,300	4,489,664	0.1%
#	Elecom Co., Ltd.	104,700	2,098,045	0.1%
	Elematec Corp.	52,271	1,196,842	0.0%
#*	Enigmo, Inc.	73,800	760,260	0.0%
	Enomoto Co., Ltd.	2,400	40,568	0.0%
	Enplas Corp.	63,100	2,673,377	0.1%
	ESPEC Corp.	128,600	2,927,700	0.1%
	Excel Co., Ltd.	44,000	981,756	0.0%
	F@N Communications, Inc.	303,400	3,139,200	0.1%
#	Faith, Inc.	34,910	397,434	0.0%
#*	FDK Corp.	552,000	1,312,000	0.0%
	Fenwal Controls of Japan, Ltd.	9,200	137,085	0.0%
	Ferrotec Holdings Corp.	234,700	4,824,704	0.1%
#*	FFRI, Inc.	24,500	924,768	0.0%
#*	FIRSTLOGIC, Inc.	12,700	295,135	0.0%
#	Fixstars Corp.	24,000	871,590	0.0%
#*	Flight Holdings, Inc.	57,600	460,449	0.0%
	Forval Corp.	17,400	115,328	0.0%
#	FTGroup Co., Ltd.	74,000	608,040	0.0%
	Fuji Soft, Inc.	137,200	4,172,478	0.1%
	Fujitsu Frontech, Ltd.	75,300	1,319,003	0.0%
#	Fukui Computer Holdings, Inc.	46,600	1,169,696	0.0%
#*	Full Speed, Inc.	45,200	397,314	0.0%
	Furuno Electric Co., Ltd.	148,700	1,022,807	0.0%
	Furuya Metal Co., Ltd.	14,800	539,882	0.0%
	Future Corp.	159,900	1,615,199	0.1%
#	G Three Holdings Corp.	214,900	299,587	0.0%
	GL Sciences, Inc.	20,500	366,776	0.0%
#	GMO Cloud K.K.	26,700	707,622	0.0%
#	GMO internet, Inc.	440,600	6,806,964	0.2%
#	GMO Payment Gateway, Inc.	80,800	5,911,870	0.2%
	Gree, Inc.	672,200	4,563,262	0.1%
*	Gunosy, Inc.	75,700	2,000,694	0.1%
	Gurunavi, Inc.	177,600	2,290,376	0.1%
	Hagiwara Electric Co., Ltd.	35,000	1,065,192	0.0%
	Hakuto Co., Ltd.	97,100	1,498,325	0.0%
#	Hearts United Group Co., Ltd.	89,200	1,323,230	0.0%
	Hibino Corp.	25,200	446,976	0.0%
	Hioki EE Corp.	62,200	1,356,248	0.0%
#	Hitachi Kokusai Electric, Inc.	332,500	9,210,643	0.2%
#	Hochiki Corp.	129,700	2,683,235	0.1%
#	Hokuriku Electric Industry Co., Ltd.	48,200	663,463	0.0%
	Honda Tsushin Kogyo Co., Ltd.	49,600	1,004,015	0.0%
	Horiba, Ltd.	61,650	3,673,372	0.1%
	Hosiden Corp.	362,000	6,249,911	0.2%
	I-Net Corp.	67,290	1,051,796	0.0%

127

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	I-O Data Device, Inc.	45,000	$451,583	0.0%
#	Ibiden Co., Ltd.	338,578	5,669,314	0.2%
	Icom, Inc.	69,000	1,604,433	0.1%
#*	IGNIS, Ltd.	15,400	519,476	0.0%
#	Ikegami Tsushinki Co., Ltd.	385,000	578,480	0.0%
	Ines Corp.	170,000	1,591,886	0.1%
	Infocom Corp.	80,400	2,062,946	0.1%
#	Infomart Corp.	559,200	4,227,105	0.1%
	Information Development Co.	42,700	468,101	0.0%
	Information Services International-Dentsu, Ltd.	78,100	1,737,872	0.1%
#	Innotech Corp.	111,100	958,430	0.0%
#	Intelligent Wave, Inc.	61,700	393,924	0.0%
#	Inter Action Corp.	61,000	437,071	0.0%
	Internet Initiative Japan, Inc.	183,800	3,852,631	0.1%
#	Iriso Electronics Co., Ltd.	115,600	6,520,096	0.2%
*	Ishii Hyoki Co., Ltd.	4,400	54,788	0.0%
#	Istyle, Inc.	287,100	1,974,736	0.1%
#*	ITbook Co., Ltd.	90,900	439,608	0.0%
	Itfor, Inc.	160,800	956,771	0.0%
#	ITmedia, Inc.	6,200	37,587	0.0%
#*	Itokuro, Inc.	22,800	1,060,670	0.0%
	Iwatsu Electric Co., Ltd.	63,700	472,730	0.0%
	Japan Aviation Electronics Industry, Ltd.	298,000	5,451,208	0.1%
#	Japan Cash Machine Co., Ltd.	99,000	1,072,024	0.0%
#*	Japan Display, Inc.	2,327,100	5,019,981	0.1%
#	Japan Material Co., Ltd.	130,500	3,788,819	0.1%
	Jastec Co., Ltd.	78,500	928,861	0.0%
#	JBCC Holdings, Inc.	94,500	874,910	0.0%
#*	JIG-SAW, Inc.	21,500	1,142,067	0.0%
	Justsystems Corp.	206,000	4,425,638	0.1%
	Kaga Electronics Co., Ltd.	113,900	3,412,687	0.1%
	Kanematsu Electronics, Ltd.	75,800	2,365,474	0.1%
*	KAYAC, Inc.	21,200	257,385	0.0%
	KEL Corp.	3,500	42,979	0.0%
#*	KLab, Inc.	217,000	3,814,322	0.1%
	Koa Corp.	195,900	4,087,529	0.1%
	Kozo Keikaku Engineering, Inc.	10,400	225,011	0.0%
#	Kyoden Co., Ltd.	97,900	402,541	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	252,000	1,441,247	0.0%
	Kyowa Electronics Instruments Co., Ltd.	135,100	540,040	0.0%
#	LAC Co., Ltd.	101,400	1,255,324	0.0%
	Lasertec Corp.	255,200	5,614,841	0.2%
	LECIP HOLDINGS Corp.	3,800	31,659	0.0%
*	Livesense, Inc.	17,200	83,749	0.0%
#	m-up, Inc.	31,600	378,204	0.0%
	Macnica Fuji Electronics Holdings, Inc.	213,450	4,471,790	0.1%
	Mamezou Holdings Co., Ltd.	107,600	1,237,849	0.0%
	MarkLines Co., Ltd.	47,600	463,758	0.0%
	Marubun Corp.	101,500	882,691	0.0%
	Maruwa Co., Ltd.	60,000	3,472,070	0.1%
#	Marvelous, Inc.	196,300	1,857,089	0.1%
	Maxell Holdings, Ltd.	214,700	4,879,272	0.1%

128

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	MCJ Co., Ltd.	220,700	$2,322,436	0.1%
#	Media Do Holdings Co., Ltd.	41,400	980,253	0.0%
#	Megachips Corp.	109,600	3,611,313	0.1%
#	Meiko Electronics Co., Ltd.	131,100	2,409,727	0.1%
	Melco Holdings, Inc.	71,700	2,250,718	0.1%
#	Micronics Japan Co., Ltd.	206,600	2,056,487	0.1%
#	Mimaki Engineering Co., Ltd.	108,700	903,214	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	113,181	2,023,400	0.1%
	Miraial Co., Ltd.	43,300	598,210	0.0%
	Miroku Jyoho Service Co., Ltd.	115,700	2,702,023	0.1%
#	Mitsubishi Research Institute, Inc.	41,400	1,226,753	0.0%
#	Mitsui High-Tec, Inc.	157,900	3,333,541	0.1%
	Mobile Create Co., Ltd.	59,800	201,652	0.0%
#	Mobile Factory, Inc.	33,200	400,627	0.0%
#*	Morpho, Inc.	28,100	1,176,357	0.0%
#	MTI, Ltd.	199,300	1,198,650	0.0%
	Mutoh Holdings Co., Ltd.	14,600	333,621	0.0%
#*	Mynet, Inc.	23,600	366,224	0.0%
	Nagano Keiki Co., Ltd.	58,400	661,817	0.0%
	Naigai Tec Corp.	500	16,930	0.0%
	Nakayo, Inc.	78,000	1,340,473	0.0%
	NEC Networks & System Integration Corp.	139,500	3,476,389	0.1%
	NET One Systems Co., Ltd.	525,900	6,523,781	0.2%
#*	New Japan Radio Co., Ltd.	96,000	855,403	0.0%
#	Nexyz Group Corp.	48,000	975,325	0.0%
	Nichicon Corp.	311,900	3,935,281	0.1%
	Nihon Dempa Kogyo Co., Ltd.	106,600	832,422	0.0%
	Nihon Denkei Co., Ltd.	9,900	168,034	0.0%
	Nihon Unisys, Ltd.	449,675	7,448,545	0.2%
	Nippon Ceramic Co., Ltd.	62,200	1,774,321	0.1%
	Nippon Chemi-Con Corp.	103,700	3,603,415	0.1%
	Nippon Information Development Co., Ltd.	2,300	70,723	0.0%
#	Nippon Kodoshi Corp.	54,900	1,119,173	0.0%
	Nippon Signal Co., Ltd.	345,000	3,807,721	0.1%
	Nippon Systemware Co., Ltd.	45,500	899,476	0.0%
	Nissha Co., Ltd.	220,800	7,102,451	0.2%
	Nohmi Bosai, Ltd.	136,100	2,296,485	0.1%
#	Noritsu Koki Co., Ltd.	123,900	1,918,160	0.1%
	NS Solutions Corp.	171,100	4,159,333	0.1%
	NSD Co., Ltd.	222,680	4,457,614	0.1%
	Nuflare Technology, Inc.	29,300	1,517,352	0.1%
#	Ohara, Inc.	51,800	1,015,176	0.0%
*	Ohizumi Mfg. Co., Ltd.	19,400	226,647	0.0%
#	Okaya Electric Industries Co., Ltd.	73,000	334,526	0.0%
#	Oki Electric Industry Co., Ltd.	522,400	7,297,733	0.2%
	ONO Sokki Co., Ltd.	58,400	385,703	0.0%
	Optex Group Co., Ltd.	94,700	3,922,050	0.1%
#*	Optim Corp.	26,100	611,374	0.0%
	Osaki Electric Co., Ltd.	254,000	1,862,473	0.1%
	Paltek Corp.	35,800	283,314	0.0%
	PCA Corp.	2,500	38,899	0.0%
#	PCI Holdings, Inc.	19,500	582,343	0.0%
129

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Poletowin Pitcrew Holdings, Inc.	88,800	$1,422,505	0.0%
	Pro-Ship, Inc.	8,700	191,823	0.0%
#	Rakus Co., Ltd.	36,300	741,688	0.0%
	RECOMM Co., Ltd.	78,000	82,835	0.0%
	Renesas Easton Co., Ltd.	62,400	407,893	0.0%
	Riken Keiki Co., Ltd.	105,100	2,271,716	0.1%
	Riso Kagaku Corp.	171,600	3,289,015	0.1%
	Roland DG Corp.	82,600	2,285,343	0.1%
#	Rorze Corp.	64,800	1,715,845	0.1%
#	RS Technologies Co., Ltd.	22,500	833,531	0.0%
#*	RVH, Inc.	85,200	408,086	0.0%
	Ryoden Corp.	97,000	1,505,186	0.1%
	Ryosan Co., Ltd.	188,800	7,663,107	0.2%
	Ryoyo Electro Corp.	132,600	2,489,756	0.1%
	Saison Information Systems Co., Ltd.	3,500	61,661	0.0%
#	Sakura Internet, Inc.	127,100	975,607	0.0%
	Sanken Electric Co., Ltd.	779,000	4,898,444	0.1%
	Sanshin Electronics Co., Ltd.	151,900	2,307,082	0.1%
#	Satori Electric Co., Ltd.	85,880	800,851	0.0%
#	Saxa Holdings, Inc.	29,800	564,958	0.0%
#	Scala, Inc.	91,500	642,132	0.0%
#	Seikoh Giken Co., Ltd.	12,200	215,560	0.0%
	Shibaura Electronics Co., Ltd.	46,900	1,915,325	0.1%
	Shibaura Mechatronics Corp.	200,000	866,108	0.0%
#*	SHIFT, Inc.	39,600	764,955	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	49,500	3,378,969	0.1%
#*	Shinkawa, Ltd.	97,400	748,154	0.0%
	Shinko Electric Industries Co., Ltd.	445,700	3,434,624	0.1%
	Shinko Shoji Co., Ltd.	135,600	2,515,984	0.1%
	Shizuki Electric Co., Inc.	103,500	660,842	0.0%
	Sigma Koki Co., Ltd.	14,800	236,306	0.0%
#	Siix Corp.	95,400	4,061,525	0.1%
	SK-Electronics Co., Ltd.	42,100	454,899	0.0%
	SMK Corp.	333,000	1,573,740	0.1%
	SMS Co., Ltd.	204,100	6,148,394	0.2%
#	Softbank Technology Corp.	70,300	1,313,294	0.0%
#	Softbrain Co., Ltd.	125,200	458,996	0.0%
	Softcreate Holdings Corp.	48,300	707,759	0.0%
#	Soliton Systems K.K.	52,900	577,362	0.0%
#	Sourcenext Corp.	86,300	543,470	0.0%
	SRA Holdings	65,900	1,878,204	0.1%
#	Sumida Corp.	147,449	2,573,360	0.1%
	Sun-Wa Technos Corp.	57,800	1,091,158	0.0%
	Suzuden Corp.	24,400	307,174	0.0%
	Suzuki Co., Ltd.	13,600	123,424	0.0%
#	Systemsoft Corp.	269,600	345,855	0.0%
	Systena Corp.	109,900	3,407,680	0.1%
#*	Tabuchi Electric Co., Ltd.	200,800	534,252	0.0%
	Tachibana Eletech Co., Ltd.	103,260	1,749,668	0.1%
	Taiyo Yuden Co., Ltd.	678,700	11,849,631	0.3%
	Takachiho Koheki Co., Ltd.	12,500	127,499	0.0%
	TAKEBISHI Corp.	26,700	374,432	0.0%

130

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Tamura Corp.	486,000	$3,325,141	0.1%
#	Tazmo Co., Ltd.	40,900	759,123	0.0%
	TDC Soft, Inc.	38,000	382,301	0.0%
#*	Teac Corp.	734,000	291,781	0.0%
	TechMatrix Corp.	99,500	1,493,713	0.0%
#	Tecnos Japan, Inc.	103,000	1,005,948	0.0%
	Teikoku Tsushin Kogyo Co., Ltd.	49,000	492,245	0.0%
	TESEC Corp.	2,300	40,565	0.0%
	TIS, Inc.	265,801	8,271,648	0.2%
	TKC Corp.	119,800	3,770,791	0.1%
	Toho System Science Co., Ltd.	1,500	10,815	0.0%
	Tokyo Electron Device, Ltd.	41,100	803,664	0.0%
	Tokyo Seimitsu Co., Ltd.	240,800	9,572,803	0.3%
#	Tomen Devices Corp.	4,600	130,453	0.0%
	Topcon Corp.	662,200	14,001,261	0.4%
	Torex Semiconductor, Ltd.	39,900	661,613	0.0%
	Toshiba TEC Corp.	822,000	4,794,030	0.1%
	Toukei Computer Co., Ltd.	22,710	691,028	0.0%
#	Towa Corp.	139,700	2,419,160	0.1%
	Toyo Corp.	146,400	1,367,648	0.0%
	Transcosmos, Inc.	186,300	4,344,691	0.1%
	Tri Chemical Laboratories, Inc.	36,600	1,292,441	0.0%
	UKC Holdings Corp.	86,600	1,490,562	0.0%
	UMC Electronics Co Ltd	27,900	592,742	0.0%
	Uniden Holdings Corp.	406,000	1,292,170	0.0%
	UNIRITA, Inc.	6,400	99,322	0.0%
#	UNITED, Inc.	78,700	2,512,126	0.1%
#	V Technology Co., Ltd.	28,700	5,022,429	0.1%
*	V-Cube, Inc.	85,300	495,370	0.0%
#	VeriServe Corp.	13,400	447,928	0.0%
#	Vitec Holdings Co., Ltd.	51,000	864,794	0.0%
#	Voyage Group, Inc.	56,400	720,042	0.0%
	Wellnet Corp.	109,900	1,181,066	0.0%
#	YAC Holdings Co., Ltd.	52,800	534,520	0.0%
#	Yamaichi Electronics Co., Ltd.	136,500	2,835,521	0.1%
	Yashima Denki Co., Ltd.	110,500	937,365	0.0%
#	Yokowo Co., Ltd.	92,000	1,201,131	0.0%
	Zappallas, Inc.	55,900	212,334	0.0%
*	ZIGExN Co., Ltd.	107,300	1,478,439	0.0%
	Zuken, Inc.	99,900	1,776,585	0.1%
Total Information Technology			585,523,761	14.7%

Materials — (10.1%)
	Achilles Corp.	101,900	2,055,849	0.1%
	ADEKA Corp.	544,000	9,396,399	0.2%
	Agro-Kanesho Co., Ltd.	68,400	1,363,896	0.0%
	Aichi Steel Corp.	73,200	2,968,238	0.1%
#	Alconix Corp.	136,000	2,387,456	0.1%
	Arakawa Chemical Industries, Ltd.	108,000	2,617,710	0.1%
	Araya Industrial Co., Ltd.	26,800	535,837	0.0%
#	Asahi Holdings, Inc.	182,350	3,958,171	0.1%

131

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Asahi Printing Co., Ltd.	1,900	$45,696	0.0%
	Asahi Yukizai Corp.	87,800	1,153,221	0.0%
	Asia Pile Holdings Corp.	131,100	742,008	0.0%
	C Uyemura & Co., Ltd.	27,200	1,686,132	0.1%
	Carlit Holdings Co., Ltd.	98,100	732,204	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	55,200	1,064,974	0.0%
#*	Chugai Mining Co., Ltd.	1,012,400	293,705	0.0%
	Chugoku Marine Paints, Ltd.	390,400	3,316,993	0.1%
	CI Takiron Corp.	330,000	2,094,931	0.1%
	CK-San-Etsu Co., Ltd.	1,700	45,475	0.0%
	Dai Nippon Toryo Co., Ltd.	148,000	2,265,482	0.1%
	Daido Steel Co., Ltd.	131,300	8,319,117	0.2%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	117,700	1,708,942	0.1%
	Daiken Corp.	93,100	2,524,334	0.1%
	Daiki Aluminium Industry Co., Ltd.	183,000	1,503,776	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	83,200	3,809,956	0.1%
#	Daio Paper Corp.	425,100	5,103,652	0.1%
	Denka Co., Ltd.	7,000	233,873	0.0%
#	DKS Co., Ltd.	281,000	1,932,362	0.1%
	Dynapac Co., Ltd.	5,000	73,889	0.0%
	FP Corp.	132,600	6,968,242	0.2%
	Fuji Seal International, Inc.	267,700	8,785,506	0.2%
	Fujikura Kasei Co., Ltd.	155,400	980,245	0.0%
	Fujimi, Inc.	118,100	2,926,669	0.1%
	Fujimori Kogyo Co., Ltd.	99,000	3,424,486	0.1%
#	Fumakilla, Ltd.	50,501	900,277	0.0%
	Fuso Chemical Co., Ltd.	112,800	3,611,126	0.1%
	Geostr Corp.	77,000	603,464	0.0%
	Godo Steel, Ltd.	77,700	1,564,598	0.0%
	Gun-Ei Chemical Industry Co., Ltd.	28,600	993,948	0.0%
	Hakudo Co., Ltd.	24,700	492,358	0.0%
#	Haneda Zenith Holdings Co., Ltd.	218,200	799,237	0.0%
	Harima Chemicals Group, Inc.	88,600	708,081	0.0%
#	Hodogaya Chemical Co., Ltd.	39,500	2,776,466	0.1%
	Hokkan Holdings, Ltd.	275,000	1,057,824	0.0%
	Hokko Chemical Industry Co., Ltd.	120,900	741,441	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	814,899	5,229,997	0.1%
	Honshu Chemical Industry Co., Ltd.	14,000	169,523	0.0%
	Ise Chemicals Corp.	74,000	392,432	0.0%
	Ishihara Chemical Co., Ltd.	4,700	82,096	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	229,050	3,446,668	0.1%
	Ishizuka Glass Co., Ltd.	16,200	374,103	0.0%
	JCU Corp.	70,500	3,050,496	0.1%
	JSP Corp.	79,300	2,558,538	0.1%
#	Kanto Denka Kogyo Co., Ltd.	280,400	2,934,840	0.1%
	Katakura & Co-op Agri Corp.	15,200	184,230	0.0%
	Kawakin Holdings Co., Ltd.	11,000	38,777	0.0%
	KeePer Technical Laboratory Co., Ltd.	36,400	436,001	0.0%
	Kimoto Co., Ltd.	228,000	565,607	0.0%
	Koatsu Gas Kogyo Co., Ltd.	172,893	1,306,764	0.0%
#	Kogi Corp.	5,499	110,603	0.0%
	Kohsoku Corp.	60,200	701,273	0.0%

132

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Konishi Co., Ltd.	193,600	$3,368,936	0.1%
#	Konoshima Chemical Co., Ltd.	35,700	503,827	0.0%
	Krosaki Harima Corp.	31,700	1,360,370	0.0%
#	Kumiai Chemical Industry Co., Ltd.	507,887	3,453,060	0.1%
	Kureha Corp.	87,650	5,155,652	0.1%
	Kurimoto, Ltd.	63,300	1,329,844	0.0%
	Kuriyama Holdings Corp.	38,000	646,071	0.0%
#	Kyoei Steel, Ltd.	139,300	2,445,829	0.1%
#	Kyowa Leather Cloth Co., Ltd.	64,500	552,584	0.0%
	Lintec Corp.	286,700	7,967,920	0.2%
#	MEC Co., Ltd.	109,500	1,762,144	0.1%
	Mipox Corp.	5,800	41,529	0.0%
	Mitani Sekisan Co., Ltd.	47,700	1,155,108	0.0%
*	Mitsubishi Paper Mills, Ltd.	182,300	1,230,383	0.0%
	Mitsubishi Steel Manufacturing Co., Ltd.	91,000	2,265,833	0.1%
	Mitsui Mining & Smelting Co., Ltd.	9,800	509,945	0.0%
	Molitec Steel Co., Ltd.	34,300	196,126	0.0%
#	MORESCO Corp.	41,300	759,609	0.0%
	Mory Industries, Inc.	32,700	1,014,704	0.0%
	Nakayama Steel Works, Ltd.	120,600	833,983	0.0%
	Neturen Co., Ltd.	216,500	2,206,164	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	482,446	0.0%
	Nicca Chemical Co., Ltd.	24,200	259,366	0.0%
	Nichia Steel Works, Ltd.	164,900	494,688	0.0%
#	Nihon Kagaku Sangyo Co., Ltd.	81,500	1,411,523	0.0%
	Nihon Nohyaku Co., Ltd.	306,300	1,773,647	0.1%
	Nihon Parkerizing Co., Ltd.	581,400	9,531,034	0.2%
	Nihon Yamamura Glass Co., Ltd.	546,000	959,928	0.0%
	Nippon Carbide Industries Co., Inc.	45,100	967,084	0.0%
	Nippon Chemical Industrial Co., Ltd.	47,700	1,094,878	0.0%
	Nippon Concrete Industries Co., Ltd.	278,300	1,177,201	0.0%
#	Nippon Denko Co., Ltd.	725,314	3,065,047	0.1%
	Nippon Fine Chemical Co., Ltd.	81,000	757,866	0.0%
	Nippon Kinzoku Co., Ltd.	29,300	812,646	0.0%
	Nippon Koshuha Steel Co., Ltd.	47,099	399,285	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,567,200	10,499,570	0.3%
	Nippon Paper Industries Co., Ltd.	304,000	6,047,887	0.2%
	Nippon Pillar Packing Co., Ltd.	137,100	2,100,638	0.1%
	Nippon Soda Co., Ltd.	754,000	4,717,270	0.1%
	Nippon Valqua Industries, Ltd.	102,599	2,380,234	0.1%
*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,837,038	0.1%
	Nisshin Steel Co., Ltd.	286,592	4,165,109	0.1%
#	Nitta Gelatin, Inc.	79,300	566,159	0.0%
	Nittetsu Mining Co., Ltd.	35,400	2,625,175	0.1%
	Nitto FC Co., Ltd.	106,200	799,342	0.0%
	NOF Corp.	435,000	12,571,633	0.3%
	Nozawa Corp.	36,900	470,698	0.0%
	Okamoto Industries, Inc.	356,000	3,873,428	0.1%
	Okura Industrial Co., Ltd.	284,000	1,925,109	0.1%
#	Osaka Organic Chemical Industry, Ltd.	97,900	1,172,422	0.0%
#	Osaka Soda Co., Ltd.	84,799	2,226,269	0.1%
	Osaka Steel Co., Ltd.	83,300	1,843,093	0.1%

133

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	OSAKA Titanium Technologies Co., Ltd.	63,500	$975,884	0.0%
#*	Pacific Metals Co., Ltd.	102,099	3,052,921	0.1%
	Pack Corp. (The)	81,200	2,821,528	0.1%
#	Rasa Industries, Ltd.	48,000	967,052	0.0%
	Rengo Co., Ltd.	1,134,800	7,431,789	0.2%
	Riken Technos Corp.	227,000	1,398,203	0.0%
	Sakai Chemical Industry Co., Ltd.	114,000	2,850,885	0.1%
#	Sakata INX Corp.	252,400	4,867,568	0.1%
	Sanyo Chemical Industries, Ltd.	71,300	3,744,689	0.1%
	Sanyo Special Steel Co., Ltd.	130,060	3,338,211	0.1%
#	Seiko PMC Corp.	68,600	749,818	0.0%
	Sekisui Plastics Co., Ltd.	163,900	2,154,184	0.1%
	Shikoku Chemicals Corp.	243,000	4,044,199	0.1%
	Shin-Etsu Polymer Co., Ltd.	285,700	3,055,815	0.1%
	Shinagawa Refractories Co., Ltd.	39,000	1,319,298	0.0%
#	Shinko Wire Co., Ltd.	18,400	253,870	0.0%
	SK Kaken Co., Ltd.	7,000	582,280	0.0%
	Soken Chemical & Engineering Co., Ltd.	23,400	509,237	0.0%
#	Stella Chemifa Corp.	66,800	2,575,510	0.1%
	Sumitomo Bakelite Co., Ltd.	1,112,000	9,042,991	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,368,000	10,844,854	0.3%
	Sumitomo Seika Chemicals Co., Ltd.	63,200	3,357,623	0.1%
	Sun A Kaken Co., Ltd.	4,200	42,382	0.0%
	T Hasegawa Co., Ltd.	143,800	2,921,418	0.1%
#	T&K Toka Co., Ltd.	104,700	1,219,080	0.0%
	Taisei Lamick Co., Ltd.	35,900	979,960	0.0%
	Taiyo Holdings Co., Ltd.	104,900	5,040,678	0.1%
	Takasago International Corp.	92,200	3,207,319	0.1%
	Tayca Corp.	108,500	2,553,968	0.1%
	Tenma Corp.	103,300	2,147,008	0.1%
	Toagosei Co., Ltd.	658,000	8,533,757	0.2%
#	Toda Kogyo Corp.	25,300	1,052,245	0.0%
	Toho Acetylene Co., Ltd.	12,700	187,060	0.0%
#	Toho Titanium Co., Ltd.	215,600	1,942,586	0.1%
	Toho Zinc Co., Ltd.	83,599	4,071,687	0.1%
	Tohoku Steel Co., Ltd.	1,600	29,871	0.0%
	Tokai Carbon Co., Ltd.	1,289,000	12,880,783	0.3%
	Tokushu Tokai Paper Co., Ltd.	60,858	2,454,027	0.1%
#	Tokuyama Corp.	462,998	13,138,460	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	227,700	8,326,993	0.2%
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,300	41,859	0.0%
	Tokyo Rope Manufacturing Co., Ltd.	93,200	1,450,597	0.0%
	Tokyo Steel Manufacturing Co., Ltd.	845,800	7,305,223	0.2%
	Tokyo Tekko Co., Ltd.	50,200	949,668	0.0%
	Tomoegawa Co., Ltd.	131,000	367,754	0.0%
	Tomoku Co., Ltd.	72,000	1,343,507	0.0%
	Topy Industries, Ltd.	108,500	3,706,993	0.1%
	Toyo Gosei Co., Ltd.	5,200	64,435	0.0%
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	6,813,814	0.2%
	Toyo Kohan Co., Ltd.	320,600	1,370,811	0.0%
	Toyobo Co., Ltd.	568,800	10,956,472	0.3%
#	TYK Corp.	138,000	497,698	0.0%

134

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	UACJ Corp.	182,441	$5,379,737	0.1%
#	W-Scope Corp.	148,900	2,800,694	0.1%
	Wood One Co., Ltd.	36,600	623,089	0.0%
	Yamato Kogyo Co., Ltd.	255,400	6,831,704	0.2%
	Yodogawa Steel Works, Ltd.	136,700	4,003,903	0.1%
	Yotai Refractories Co., Ltd.	52,100	214,424	0.0%
	Yuki Gosei Kogyo Co., Ltd.	36,200	97,732	0.0%
	Yushiro Chemical Industry Co., Ltd.	64,700	978,530	0.0%
Total Materials			441,083,863	11.1%

Real Estate — (2.0%)
#	AD Works Co., Ltd.	804,000	276,685	0.0%
	Airport Facilities Co., Ltd.	132,770	734,779	0.0%
	Anabuki Kosan, Inc.	2,200	58,629	0.0%
#	Aoyama Zaisan Networks Co., Ltd.	55,100	647,798	0.0%
#	Apamanshop Holdings Co., Ltd.	69,100	537,679	0.0%
#	Ardepro Co., Ltd.	923,500	841,536	0.0%
	Arealink Co., Ltd.	46,400	971,776	0.0%
#*	Ascot Corp.	67,700	188,797	0.0%
#	CRE, Inc.	22,800	307,967	0.0%
	Daibiru Corp.	303,600	3,579,419	0.1%
	Daikyo, Inc.	190,400	3,666,527	0.1%
#	Dear Life Co., Ltd.	101,000	404,229	0.0%
	Goldcrest Co., Ltd.	107,590	2,330,978	0.1%
	Grandy House Corp.	61,800	260,763	0.0%
	Heiwa Real Estate Co., Ltd.	236,600	4,127,136	0.1%
#	Ichigo, Inc.	1,467,900	5,220,260	0.1%
#	Investors Cloud Co., Ltd.	33,200	2,024,642	0.1%
#*	Japan Asset Marketing Co., Ltd.	1,649,800	1,782,450	0.1%
#	Japan Property Management Center Co., Ltd.	84,500	1,140,028	0.0%
	Kabuki-Za Co., Ltd.	31,300	1,541,297	0.1%
	Keihanshin Building Co., Ltd.	214,900	1,507,762	0.0%
	Kenedix, Inc.	1,399,200	8,180,553	0.2%
*	LAND Co., Ltd.	1,009,100	142,085	0.0%
	Leopalace21 Corp.	1,598,200	11,934,140	0.3%
#	Mugen Estate Co., Ltd.	73,300	759,802	0.0%
#	Nippon Commercial Development Co., Ltd.	62,600	923,380	0.0%
	Nisshin Fudosan Co.	189,700	1,335,006	0.0%
	Open House Co., Ltd.	198,900	7,667,028	0.2%
	Properst Co., Ltd.	26,600	50,073	0.0%
#	Prospect Co., Ltd.	1,202,000	563,392	0.0%
#	Raysum Co., Ltd.	107,100	950,721	0.0%
#	SAMTY Co., Ltd.	105,300	1,499,529	0.0%
	Sankyo Frontier Co., Ltd.	17,000	435,380	0.0%
#	Shinoken Group Co., Ltd.	81,500	2,002,284	0.1%
	Star Mica Co., Ltd.	75,800	1,079,823	0.0%
#*	Striders Corp.	15,300	71,010	0.0%
	Sun Frontier Fudousan Co., Ltd.	147,900	1,780,657	0.1%
#	Takara Leben Co., Ltd.	552,800	2,541,139	0.1%
	TOC Co., Ltd.	390,550	3,514,921	0.1%
	Tokyo Rakutenchi Co., Ltd.	20,700	1,064,564	0.0%

135

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Real Estate — (Continued)
#	Tokyo Theatres Co., Inc.	46,799	$601,912	0.0%
	Tosei Corp.	217,300	2,140,239	0.1%
	Unizo Holdings Co., Ltd.	151,800	4,038,446	0.1%
	Urbanet Corp. Co., Ltd.	108,800	327,375	0.0%
Total Real Estate			85,754,596	2.1%

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	456,300	435,151	0.0%
#	Freebit Co., Ltd.	79,500	647,981	0.0%
#	Okinawa Cellular Telephone Co.	48,900	1,695,634	0.1%
#*	U-Next Co., Ltd.	35,400	342,339	0.0%
#*	Vision, Inc.	38,100	910,312	0.0%
#	WirelessGate, Inc.	55,300	601,247	0.0%
Total Telecommunication Services			4,632,664	0.1%

Utilities — (0.9%)
#*	Eneres Co., Ltd.	160,000	744,496	0.0%
#	eRex Co., Ltd.	267,200	2,647,759	0.1%
	Hiroshima Gas Co., Ltd.	200,000	643,107	0.0%
*	Hokkaido Electric Power Co., Inc.	1,189,200	9,371,339	0.2%
	Hokkaido Gas Co., Ltd.	365,000	942,241	0.0%
#	Hokuriku Electric Power Co.	1,087,400	9,608,330	0.3%
	Hokuriku Gas Co., Ltd.	9,900	249,078	0.0%
	K&O Energy Group, Inc.	87,600	1,458,370	0.1%
	Kyoei Sangyo Co., Ltd.	600	12,825	0.0%
	Okinawa Electric Power Co., Inc. (The)	224,517	5,129,644	0.1%
	Saibu Gas Co., Ltd.	196,300	4,910,675	0.1%
	Shizuoka Gas Co., Ltd.	342,800	2,678,446	0.1%
	Toell Co., Ltd.	32,800	281,064	0.0%
#	West Holdings Corp.	96,800	635,767	0.0%
Total Utilities			39,313,141	1.0%
TOTAL COMMON STOCKS			3,955,538,472	99.2%
TOTAL INVESTMENT SECURITIES			3,955,538,472

			Value†
SECURITIES LENDING COLLATERAL — (9.2%)
§@	DFA Short Term Investment Fund	34,516,023	399,384,904	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,314,290,953)			$4,354,923,376	109.2%

136

The Japanese Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$773,626,796	—	$773,626,796
Consumer Staples	—	322,125,010	—	322,125,010
Energy	—	43,983,248	—	43,983,248
Financials	—	337,577,873	—	337,577,873
Health Care	—	177,769,835	—	177,769,835
Industrials	—	1,144,147,685	—	1,144,147,685
Information Technology	—	585,523,761	—	585,523,761
Materials	—	441,083,863	—	441,083,863
Real Estate	—	85,754,596	—	85,754,596
Telecommunication Services	—	4,632,664	—	4,632,664
Utilities	—	39,313,141	—	39,313,141
Securities Lending Collateral	—	399,384,904	—	399,384,904
TOTAL	—	$4,354,923,376	—	$4,354,923,376

137

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (87.5%)
AUSTRALIA — (47.2%)
*	3P Learning, Ltd.	78,968	$76,265	0.0%
#*	A.C.N. 004 410 833, Ltd.	17,951,296	269,807	0.0%
*	Acrux, Ltd.	345,328	43,564	0.0%
	Adacel Technologies, Ltd.	98,713	210,762	0.0%
	Adairs, Ltd.	68,831	80,696	0.0%
#	Adelaide Brighton, Ltd.	3,668,074	17,462,503	1.0%
#	Ainsworth Game Technology, Ltd.	963,562	1,681,775	0.1%
*	Alkane Resources, Ltd.	1,718,383	388,280	0.0%
	ALS, Ltd.	1,299,881	7,804,279	0.4%
	Altium, Ltd.	699,908	6,426,641	0.4%
*	Altona Mining, Ltd.	1,108,169	109,828	0.0%
	Alumina, Ltd.	125,660	225,499	0.0%
#	AMA Group, Ltd.	1,270,058	909,968	0.1%
#	Amaysim Australia, Ltd.	1,166,977	1,711,713	0.1%
	Ansell, Ltd.	830,803	15,292,658	0.8%
*	Antares Energy, Ltd.	199,346	279	0.0%
#	AP Eagers, Ltd.	278,944	1,604,291	0.1%
#	APN Outdoor Group, Ltd.	1,123,438	4,025,448	0.2%
	APN Property Group, Ltd.	26,661	8,955	0.0%
#	Appen, Ltd.	372,996	1,542,701	0.1%
#	ARB Corp., Ltd.	498,340	6,954,682	0.4%
#	Ardent Leisure Group	2,495,935	3,582,993	0.2%
	Asaleo Care, Ltd.	2,658,452	3,015,003	0.2%
#*	Atlas Iron, Ltd.	7,155,231	92,938	0.0%
	AUB Group, Ltd.	268,561	2,724,320	0.2%
#	Ausdrill, Ltd.	2,052,303	3,414,372	0.2%
	Austal, Ltd.	1,433,392	1,934,703	0.1%
#*	Australian Agricultural Co., Ltd.	2,990,515	3,368,875	0.2%
	Australian Finance Group, Ltd.	302,872	379,151	0.0%
#	Australian Pharmaceutical Industries, Ltd.	2,860,486	3,301,937	0.2%
	Australian Vintage, Ltd.	4,105,188	1,367,731	0.1%
	Auswide Bank, Ltd.	102,961	431,377	0.0%
#	Automotive Holdings Group, Ltd.	1,948,477	4,834,404	0.3%
*	Avanco Resources, Ltd.	2,444,368	183,308	0.0%
	Aveo Group	2,201,021	4,261,748	0.2%
	AVJennings, Ltd.	6,937,882	3,714,429	0.2%
#*	AWE, Ltd.	3,834,269	1,500,498	0.1%
#	Baby Bunting Group, Ltd.	239,891	295,371	0.0%
#	Bapcor, Ltd.	1,411,451	5,884,702	0.3%
*	Base Resources, Ltd.	215,873	55,533	0.0%
	Beach Energy, Ltd.	16,720,311	12,508,369	0.7%
#*	Beadell Resources, Ltd.	7,171,491	980,979	0.1%
#	Bega Cheese, Ltd.	1,039,089	5,854,140	0.3%
#*	Bellamy's Australia, Ltd.	475,294	4,380,196	0.2%
#*	Billabong International, Ltd.	756,968	369,891	0.0%
#	Blackmores, Ltd.	82,235	10,057,671	0.6%
	Blue Sky Alternative Investments, Ltd.	84,602	912,096	0.1%
*	Boart Longyear, Ltd.	1,682,421	14,194	0.0%
	Breville Group, Ltd.	825,559	7,372,929	0.4%
	Brickworks, Ltd.	252,400	2,745,145	0.2%
	BT Investment Management, Ltd.	1,061,631	8,782,885	0.5%

138

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Buru Energy, Ltd.	380,331	$76,959	0.0%
#	BWX, Ltd.	105,056	583,514	0.0%
#	Cabcharge Australia, Ltd.	863,423	1,095,415	0.1%
#	Capilano Honey, Ltd.	15,266	196,492	0.0%
*	Capitol Health, Ltd.	2,117,373	446,080	0.0%
	Capral, Ltd.	58,499	6,251	0.0%
*	Cardno, Ltd.	1,627,697	1,655,628	0.1%
*	Carnarvon Petroleum, Ltd.	5,245,141	401,902	0.0%
*	Carnegie Clean Energy, Ltd.	1,015,131	27,980	0.0%
#	carsales.com, Ltd.	1,702,940	17,883,224	1.0%
#	Cash Converters International, Ltd.	2,406,480	662,648	0.0%
#*	Catapult Group International, Ltd.	113,654	165,268	0.0%
	Cedar Woods Properties, Ltd.	356,100	1,562,369	0.1%
#	Class, Ltd.	291,443	642,658	0.0%
*	Clean Seas Seafood, Ltd.	511,576	24,655	0.0%
	Cleanaway Waste Management, Ltd.	10,618,818	12,220,420	0.7%
*	Clinuvel Pharmaceuticals, Ltd.	30,557	163,486	0.0%
	Codan, Ltd.	504,292	926,204	0.1%
#	Collection House, Ltd.	2,107,238	2,258,015	0.1%
	Collins Foods, Ltd.	637,135	2,704,713	0.1%
#*	Cooper Energy, Ltd.	4,820,401	1,072,407	0.1%
#	Corporate Travel Management, Ltd.	276,172	5,087,221	0.3%
	Costa Group Holdings, Ltd.	1,165,472	5,545,546	0.3%
#	Credit Corp. Group, Ltd.	328,536	5,056,430	0.3%
#*	CSG, Ltd.	1,179,434	532,409	0.0%
	CSR, Ltd.	3,680,857	13,388,457	0.7%
*	CuDeco, Ltd.	387,893	99,634	0.0%
	Data#3, Ltd.	702,978	1,018,069	0.1%
	Decmil Group, Ltd.	941,409	916,603	0.1%
*	Devine, Ltd.	100,195	29,138	0.0%
	Dicker Data, Ltd.	121,457	244,984	0.0%
#	Domino's Pizza Enterprises, Ltd.	46,342	1,656,857	0.1%
	Donaco International, Ltd.	28,566	10,291	0.0%
	Downer EDI, Ltd.	3,622,856	19,439,855	1.1%
	DuluxGroup, Ltd.	3,101,823	17,518,012	1.0%
	DWS, Ltd.	474,349	526,912	0.0%
	Eclipx Group, Ltd.	1,231,762	3,824,165	0.2%
#*	Elders, Ltd.	800,183	3,104,413	0.2%
*	Electro Optic Systems Holdings, Ltd.	72,249	127,260	0.0%
#*	Emeco Holdings, Ltd.	1,193,646	219,254	0.0%
#*	Energy Resources of Australia, Ltd.	1,487,868	643,982	0.0%
#*	Energy World Corp., Ltd.	4,185,404	959,237	0.1%
	Enero Group, Ltd.	12,387	9,445	0.0%
	EQT Holdings, Ltd.	25,205	356,968	0.0%
	ERM Power, Ltd.	941,985	980,204	0.1%
	Estia Health, Ltd.	1,127,660	3,006,871	0.2%
	Euroz, Ltd.	101,762	91,036	0.0%
	Event Hospitality and Entertainment, Ltd.	513,190	5,250,412	0.3%
	Evolution Mining, Ltd.	4,129,607	7,418,423	0.4%
	Fairfax Media, Ltd.	15,303,894	12,891,987	0.7%
#*	FAR, Ltd.	6,332,846	319,984	0.0%
	Finbar Group, Ltd.	190,901	137,351	0.0%

139

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Fleetwood Corp., Ltd.	418,222	$787,997	0.0%
#	FlexiGroup, Ltd.	1,539,900	1,731,973	0.1%
#	Flight Centre Travel Group, Ltd.	183,277	6,570,730	0.4%
#	G8 Education, Ltd.	2,577,771	9,004,963	0.5%
#*	Galaxy Resources, Ltd.	984,288	2,604,906	0.1%
#	Gateway Lifestyle	1,521,436	2,299,945	0.1%
#	GBST Holdings, Ltd.	175,546	258,638	0.0%
#	Genworth Mortgage Insurance Australia, Ltd.	1,726,790	3,758,243	0.2%
	Global Construction Services, Ltd.	110,434	73,248	0.0%
*	Gold Road Resources, Ltd.	461,184	242,918	0.0%
	GR Engineering Services, Ltd.	55,230	55,404	0.0%
	GrainCorp, Ltd. Class A	1,255,046	8,174,352	0.5%
#	Grange Resources, Ltd.	1,724,297	217,919	0.0%
#	Greencross, Ltd.	484,867	1,974,046	0.1%
*	Greenland Minerals & Energy, Ltd.	114,047	8,752	0.0%
#	GUD Holdings, Ltd.	918,124	8,397,253	0.5%
	GWA Group, Ltd.	2,071,266	4,043,939	0.2%
#	Hansen Technologies, Ltd.	775,129	2,012,819	0.1%
#	Healthscope, Ltd.	4,507,795	6,771,315	0.4%
	Helloworld, Ltd.	9,521	33,544	0.0%
	HFA Holdings, Ltd.	581,501	1,358,951	0.1%
*	Highfield Resources, Ltd.	121,654	97,700	0.0%
*	Hills, Ltd.	995,779	129,465	0.0%
*	Horizon Oil, Ltd.	4,073,887	211,936	0.0%
#	HT&E, Ltd.	2,174,438	2,896,151	0.2%
	IDP Education, Ltd.	94,984	407,727	0.0%
	Iluka Resources, Ltd.	1,852,267	13,347,308	0.7%
*	Imdex, Ltd.	1,804,309	1,339,917	0.1%
#	IMF Bentham, Ltd.	1,037,504	1,852,309	0.1%
#	Independence Group NL	2,549,217	7,832,904	0.4%
*	Infigen Energy	4,931,832	2,761,960	0.2%
	Infomedia, Ltd.	2,384,563	1,431,843	0.1%
	Integral Diagnostics, Ltd.	14,901	19,222	0.0%
#	Integrated Research, Ltd.	504,721	1,483,395	0.1%
	InvoCare, Ltd.	920,100	11,962,615	0.7%
#	IOOF Holdings, Ltd.	2,368,404	19,535,461	1.1%
#	IPH, Ltd.	349,312	1,566,486	0.1%
	IRESS, Ltd.	1,175,824	10,600,488	0.6%
	iSelect, Ltd.	742,596	908,125	0.1%
#	iSentia Group, Ltd.	958,893	727,427	0.0%
	IVE Group, Ltd.	226,839	354,474	0.0%
#	Japara Healthcare, Ltd.	1,441,627	2,231,423	0.1%
#	JB Hi-Fi, Ltd.	962,791	16,902,328	0.9%
	Jumbo Interactive, Ltd.	51,199	113,448	0.0%
*	Jupiter Mines, Ltd.	381,117	152,447	0.0%
	K&S Corp., Ltd.	268,400	363,002	0.0%
#*	Karoon Gas Australia, Ltd.	1,289,694	1,186,994	0.1%
#*	Kingsgate Consolidated, Ltd.	1,797,365	556,038	0.0%
*	Kingsrose Mining, Ltd.	937,248	13,486	0.0%
	Kogan.com, Ltd.	3,613	10,728	0.0%
	LifeHealthcare Group, Ltd.	8,683	17,625	0.0%
	Link Administration Holdings, Ltd.	1,477,619	9,330,538	0.5%

140

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Lovisa Holdings, Ltd.	10,809	$49,027	0.0%
*	Lynas Corp., Ltd.	1,159,291	160,172	0.0%
	MACA, Ltd.	829,671	1,329,167	0.1%
*	Macmahon Holdings, Ltd.	6,881,875	1,266,223	0.1%
	Macquarie Atlas Roads Group	1,217,664	5,561,032	0.3%
	Magellan Financial Group, Ltd.	380,216	7,070,014	0.4%
	Mantra Group, Ltd.	1,991,957	5,951,916	0.3%
	MaxiTRANS Industries, Ltd.	915,613	488,049	0.0%
#*	Mayne Pharma Group, Ltd.	6,571,574	3,451,400	0.2%
	McMillan Shakespeare, Ltd.	456,252	5,507,078	0.3%
#	McPherson's, Ltd.	630,986	627,241	0.0%
#*	Medusa Mining, Ltd.	1,263,898	380,945	0.0%
	Melbourne IT, Ltd.	584,356	1,382,554	0.1%
#*	Mesoblast, Ltd.	576,405	590,700	0.0%
#	Metals X, Ltd.	2,287,695	1,751,262	0.1%
#	Metcash, Ltd.	5,204,963	10,752,406	0.6%
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,213,860	0.1%
	Michael Hill International, Ltd.(BD8D250)	94,305	76,549	0.0%
*	Millennium Minerals, Ltd.	868,823	102,531	0.0%
*	Mincor Resources NL	751,851	163,413	0.0%
	Mineral Resources, Ltd.	1,168,088	15,587,838	0.9%
*	Mitula Group, Ltd.	17,883	7,597	0.0%
#*	MMA Offshore, Ltd.	2,282,868	331,572	0.0%
	MNF Group, Ltd.	119,060	533,746	0.0%
#	Monadelphous Group, Ltd.	813,595	10,577,940	0.6%
#	Monash IVF Group, Ltd.	528,397	631,134	0.0%
	Money3 Corp., Ltd.	407,142	486,819	0.0%
*	Morning Star Gold NL	332,749	25	0.0%
#	Mortgage Choice, Ltd.	803,791	1,359,208	0.1%
	Motorcycle Holdings, Ltd.	4,107	15,297	0.0%
#	Mount Gibson Iron, Ltd.	4,879,718	1,420,580	0.1%
#	Myer Holdings, Ltd.	5,669,367	3,321,625	0.2%
#	MYOB Group, Ltd.	1,597,818	4,598,420	0.3%
	MyState, Ltd.	408,387	1,493,642	0.1%
#	Navitas, Ltd.	1,606,445	5,875,287	0.3%
#*	Neometals, Ltd.	464,508	153,178	0.0%
#*	NetComm Wireless, Ltd.	125,209	113,109	0.0%
	New Hope Corp., Ltd.	251,555	385,025	0.0%
#*	NEXTDC, Ltd.	403,993	1,598,017	0.1%
	nib holdings, Ltd.	2,841,283	13,723,457	0.8%
#	Nick Scali, Ltd.	215,853	1,098,944	0.1%
#	Nine Entertainment Co. Holdings, Ltd.	2,644,166	3,038,106	0.2%
	Northern Star Resources, Ltd.	4,806,957	19,116,115	1.1%
*	NRW Holdings, Ltd.	2,540,504	2,500,411	0.1%
	Nufarm, Ltd.(B672BY1)	312,838	2,174,029	0.1%
	Nufarm, Ltd.(6335331)	1,407,770	9,406,021	0.5%
#	OFX Group, Ltd.	1,289,371	1,378,037	0.1%
*	Onevue Holdings, Ltd.	64,846	33,822	0.0%
#	oOh!media, Ltd.	325,817	1,093,040	0.1%
#*	Orocobre, Ltd.	892,424	3,321,069	0.2%
	Orora, Ltd.	5,866,371	15,297,175	0.8%
	OZ Minerals, Ltd.	2,198,276	13,574,508	0.7%

141

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Pacific Current Group, Ltd.	121,179	$651,574	0.0%
	Pacific Smiles Group, Ltd.	256,946	370,102	0.0%
#	Pact Group Holdings, Ltd.	759,434	3,371,240	0.2%
#*	Paladin Energy, Ltd.	9,564,569	174,075	0.0%
*	Panoramic Resources, Ltd.	1,865,498	570,658	0.0%
	Paragon Care, Ltd.	199,199	128,013	0.0%
	Peet, Ltd.	1,798,944	2,011,093	0.1%
#*	Peninsula Energy, Ltd.	209,095	46,388	0.0%
	Pepper Group, Ltd.	10,294	28,926	0.0%
#	Perpetual, Ltd.	356,426	13,246,567	0.7%
#*	Perseus Mining, Ltd.	6,331,491	1,540,966	0.1%
	Pioneer Credit, Ltd.	109,223	250,663	0.0%
#	Platinum Asset Management, Ltd.	1,007,083	5,628,556	0.3%
	PMP, Ltd.	2,346,052	1,348,739	0.1%
*	Praemium, Ltd.	248,982	112,462	0.0%
#	Premier Investments, Ltd.	594,567	6,033,609	0.3%
*	Prima Biomed, Ltd.	1,409,121	30,173	0.0%
	Primary Health Care, Ltd.	3,326,526	8,718,897	0.5%
	Prime Media Group, Ltd.	2,115,465	600,113	0.0%
	Pro Medicus, Ltd.	108,976	558,932	0.0%
	PWR Holdings, Ltd.	15,029	30,544	0.0%
	QMS Media, Ltd.	258,213	190,767	0.0%
#	Qube Holdings, Ltd.	3,831,201	7,549,175	0.4%
#	Quintis, Ltd.	2,130,129	383,424	0.0%
#*	Ramelius Resources, Ltd.	3,502,863	1,040,742	0.1%
#	RCG Corp., Ltd.	619,672	356,035	0.0%
	RCR Tomlinson, Ltd.	1,214,629	4,001,978	0.2%
	Reckon, Ltd.	421,295	401,661	0.0%
#	Reece, Ltd.	228,297	7,745,193	0.4%
#	Regis Healthcare, Ltd.	1,023,995	2,858,006	0.2%
	Regis Resources, Ltd.	2,767,079	8,220,011	0.5%
#	Reject Shop, Ltd. (The)	277,760	991,272	0.1%
#	Reliance Worldwide Corp., Ltd.	180,807	517,106	0.0%
	Resolute Mining, Ltd.	7,575,156	5,940,922	0.3%
#	Retail Food Group, Ltd.	1,339,855	4,514,717	0.2%
	Ridley Corp., Ltd.	1,575,908	1,750,770	0.1%
*	RPMGlobal Holdings, Ltd.	52,065	30,918	0.0%
	Ruralco Holdings, Ltd.	161,312	355,462	0.0%
	RXP Services, Ltd.	380,836	230,538	0.0%
*	Salmat, Ltd.	645,788	221,888	0.0%
	Sandfire Resources NL	1,095,289	4,822,622	0.3%
*	Saracen Mineral Holdings, Ltd.	7,203,079	7,982,401	0.4%
#	SeaLink Travel Group, Ltd.	154,981	509,915	0.0%
#	Select Harvests, Ltd.	627,737	2,257,945	0.1%
*	Senetas Corp., Ltd.	131,335	9,969	0.0%
#*	Senex Energy, Ltd.	6,674,885	1,768,115	0.1%
#	Servcorp, Ltd.	342,797	1,461,480	0.1%
	Service Stream, Ltd.	1,930,150	2,070,166	0.1%
	Seven Group Holdings, Ltd.	625,509	6,364,795	0.4%
	Seven West Media, Ltd.	7,785,820	4,030,751	0.2%
	SG Fleet Group, Ltd.	314,157	983,247	0.1%
	Shine Corporate, Ltd.	15,573	7,816	0.0%

142

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Shriro Holdings, Ltd.	86,363	$94,350	0.0%
	Sigma Healthcare, Ltd.	8,320,487	4,811,361	0.3%
#*	Silex Systems, Ltd.	511,695	117,288	0.0%
#	Silver Chef, Ltd.	138,918	772,790	0.0%
#*	Silver Lake Resources, Ltd.	4,060,760	1,129,206	0.1%
	Sims Metal Management, Ltd.	1,382,214	14,015,094	0.8%
*	Sino Gas & Energy Holdings, Ltd.	1,191,804	87,354	0.0%
#	Sirtex Medical, Ltd.	507,644	5,316,336	0.3%
	SmartGroup Corp., Ltd.	277,322	2,065,697	0.1%
	Southern Cross Media Group, Ltd.	3,965,374	3,407,320	0.2%
	Spark Infrastructure Group	9,691,872	18,867,222	1.0%
*	Specialty Fashion Group, Ltd.	506,125	79,189	0.0%
#	SpeedCast International, Ltd.	1,278,844	4,078,286	0.2%
	SRG, Ltd.	2,002	2,218	0.0%
	St Barbara, Ltd.	3,947,491	8,727,622	0.5%
	Steadfast Group, Ltd.	3,999,283	8,220,928	0.5%
*	Strike Energy, Ltd.	1,789,423	88,872	0.0%
#*	Sundance Energy Australia, Ltd.	5,832,497	245,689	0.0%
	Sunland Group, Ltd.	740,896	970,428	0.1%
#	Super Retail Group, Ltd.	1,288,021	7,668,003	0.4%
#	Superloop, Ltd.	72,683	139,703	0.0%
#*	Syrah Resources, Ltd.	1,254,672	3,246,121	0.2%
	Tabcorp Holdings, Ltd.	4,718,586	16,235,426	0.9%
	Tassal Group, Ltd.	1,388,014	4,477,553	0.2%
	Technology One, Ltd.	1,772,760	6,847,958	0.4%
#	Thorn Group, Ltd.	709,409	434,585	0.0%
*	Tiger Resources, Ltd.	9,447,997	283,442	0.0%
#	Tox Free Solutions, Ltd.	1,278,532	2,400,616	0.1%
	Treasury Wine Estates, Ltd.	39,348	472,331	0.0%
	Tribune Resources, Ltd.	3,093	16,114	0.0%
#*	Troy Resources, Ltd.	2,230,415	167,291	0.0%
	Villa World, Ltd.	705,707	1,405,794	0.1%
#	Village Roadshow, Ltd.	836,651	2,402,673	0.1%
#*	Virgin Australia Holdings, Ltd.	11,885,050	1,688,049	0.1%
#	Virtus Health, Ltd.	468,258	1,966,839	0.1%
#	Vita Group, Ltd.	340,637	337,481	0.0%
#	Vocus Group, Ltd.	4,330,071	9,564,561	0.5%
*	Watpac, Ltd.	760,701	413,769	0.0%
	Webjet, Ltd.	799,191	7,049,995	0.4%
	Webster, Ltd.	23,507	23,735	0.0%
#	Western Areas, Ltd.	2,274,784	4,853,067	0.3%
#*	Westgold Resources, Ltd.	1,434,949	2,050,805	0.1%
#*	Whitehaven Coal, Ltd.	4,143,411	11,842,782	0.7%
*	WorleyParsons, Ltd.	1,194,746	12,850,207	0.7%
	WPP AUNZ, Ltd.	2,476,651	1,743,694	0.1%
	Xenith IP Group, Ltd.	9,607	9,352	0.0%
*	Yowie Group, Ltd.	40,157	6,156	0.0%
TOTAL AUSTRALIA			971,904,786	53.5%

CHINA — (0.1%)
	BEP International Holdings, Ltd.	8,730,000	204,105	0.0%

143

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
CHINA — (Continued)
#*	Lisi Group Holdings, Ltd.	5,804,000	$833,482	0.1%
TOTAL CHINA			1,037,587	0.1%

HONG KONG — (24.1%)
#*	13 Holdings, Ltd. (The)	142,500	16,622	0.0%
	Aeon Credit Service Asia Co., Ltd.	650,000	510,815	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	179,387	0.0%
	Agritrade Resources, Ltd.	2,880,000	745,516	0.1%
	Alco Holdings, Ltd.	1,614,000	377,061	0.0%
	Allan International Holdings	32,000	9,032	0.0%
	Allied Group, Ltd.	661,200	4,063,668	0.2%
	Allied Properties HK, Ltd.	11,911,857	2,536,906	0.2%
	Alltronics Holdings, Ltd.	1,874,600	650,968	0.0%
*	Anxian Yuan China Holdings, Ltd.	2,680,000	42,626	0.0%
#*	APAC Resources, Ltd.	3,174,735	455,778	0.0%
#*	Applied Development Holdings, Ltd.	8,360,000	579,118	0.0%
	APT Satellite Holdings, Ltd.	3,008,500	1,439,342	0.1%
	Arts Optical International Hldgs, Ltd.	730,000	243,676	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,434,572	0.1%
*	Asia Investment Finance Group, Ltd.	5,674,000	69,095	0.0%
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	862,853	0.1%
	Asia Standard Hotel Group, Ltd.	34,101,654	2,187,504	0.1%
#	Asia Standard International Group, Ltd.	13,270,917	3,555,044	0.2%
	Associated International Hotels, Ltd.	952,000	3,123,031	0.2%
*	Auto Italia Holdings	1,900,000	38,008	0.0%
*	Beautiful China Holdings Co., Ltd.	1,240,000	11,922	0.0%
*	Beijing Gas Blue Sky Holdings, Ltd.	3,872,000	263,118	0.0%
	BeijingWest Industries International, Ltd.	1,277,600	237,574	0.0%
*	Bisu Technology Group International, Ltd.	16,000	10,290	0.0%
	BOE Varitronix, Ltd.	2,769,293	2,027,630	0.1%
#*	Bonjour Holdings, Ltd.	13,988,600	547,168	0.0%
	Bossini International Holdings, Ltd.	3,699,500	220,592	0.0%
#	Bright Smart Securities & Commodities Group, Ltd.	5,020,000	1,590,901	0.1%
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	1,932,730	0.1%
#*	Brockman Mining, Ltd.	22,810,814	300,984	0.0%
*	Burwill Holdings, Ltd.	31,596,960	1,398,878	0.1%
	Cafe de Coral Holdings, Ltd.	2,422,000	7,452,550	0.4%
*	Cash Financial Services Group, Ltd.	2,934,000	94,071	0.0%
*	CCT Land Holdings, Ltd.	18,640,000	23,867	0.0%
	Century City International Holdings, Ltd.	6,575,460	624,336	0.0%
	CGN Mining Co., Ltd.	3,050,000	222,786	0.0%
*	Champion Technology Holdings, Ltd.	864,254	112,998	0.0%
	Chen Hsong Holdings	1,212,000	362,591	0.0%
	Cheuk Nang Holdings, Ltd.	659,127	425,103	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,356,885	0.1%
*	China Baofeng International, Ltd.	22,000	11,197	0.0%
*	China Best Group Holding, Ltd.	6,700,000	97,971	0.0%
*	China Chuanglian Education Financial Group, Ltd.	4,664,000	90,596	0.0%
	China Display Optoelectronics Technology Holdings, Ltd.	4,288,000	627,432	0.0%
*	China Energy Development Holdings, Ltd.	52,140,000	620,528	0.0%
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	6,866	0.0%
144

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	China Flavors & Fragrances Co., Ltd.	1,561,028	$415,967	0.0%
*	China Fortune Financial Group, Ltd.	6,570,000	173,437	0.0%
*	China Healthcare Enterprise Group, Ltd.	5,384,000	268,891	0.0%
*	China HKBridge Holdings, Ltd.	38,000	10,868	0.0%
#*	China LNG Group, Ltd.	7,534,001	1,255,957	0.1%
*	China Ludao Technology Co., Ltd.	580,000	121,261	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,571,931	0.1%
	China Motor Bus Co., Ltd.	60,600	785,728	0.1%
*	China Shandong Hi-Speed Financial Group, Ltd.	1,302,000	70,173	0.0%
*	China Soft Power Technology Holdings, Ltd.	1,198,402	21,077	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,222	0.0%
*	China Star Entertainment, Ltd.	1,850,000	149,477	0.0%
#*	China Strategic Holdings, Ltd.	65,506,250	974,911	0.1%
	China Ting Group Holdings, Ltd.	2,565,151	133,281	0.0%
#	Chinese Estates Holdings, Ltd.	1,368,500	2,329,967	0.1%
*	Chinlink International Holdings, Ltd.	1,379,800	196,593	0.0%
	Chinney Investments, Ltd.	1,180,000	578,777	0.0%
	Chong Hing Bank, Ltd.	107,000	219,247	0.0%
	Chow Sang Sang Holdings International, Ltd.	2,384,000	5,199,308	0.3%
	CHTC Fong's Industries Co., Ltd.	42,000	11,477	0.0%
	Chuang's China Investments, Ltd.	8,251,407	677,298	0.1%
	Chuang's Consortium International, Ltd.	7,163,043	1,673,033	0.1%
	CITIC Telecom International Holdings, Ltd.	12,249,125	3,502,926	0.2%
	CK Life Sciences Intl Holdings, Inc.	22,972,000	1,766,056	0.1%
#	CMBC Capital Holdings, Ltd.	12,270,000	1,071,842	0.1%
*	CMMB Vision Holdings, Ltd.	8,056,000	387,549	0.0%
	CNQC International Holdings, Ltd.	2,772,500	1,009,681	0.1%
	CNT Group, Ltd.	8,303,264	383,102	0.0%
#*	Common Splendor International Health Industry Group, Ltd.	9,024,000	833,227	0.1%
*	Continental Holdings, Ltd.	450,000	6,566	0.0%
#	Convenience Retail Asia, Ltd.	142,000	65,510	0.0%
#*	Convoy Global Holdings, Ltd.	41,370,000	1,003,048	0.1%
*	Cosmopolitan International Holdings, Ltd.	4,000,000	487,084	0.0%
#	Cowell e Holdings, Inc.	1,616,000	794,858	0.1%
*	CP Lotus Corp.	11,880,000	224,540	0.0%
*	Crocodile Garments	2,085,000	237,985	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	932,956	1,492,738	0.1%
	CSI Properties, Ltd.	39,356,383	2,044,964	0.1%
*	CST Group, Ltd.	133,296,000	838,469	0.1%
#	CW Group Holdings, Ltd.	2,644,500	478,389	0.0%
	Dah Sing Banking Group, Ltd.	3,888,716	8,606,102	0.5%
	Dah Sing Financial Holdings, Ltd.	1,483,344	9,968,172	0.6%
	Dickson Concepts International, Ltd.	1,282,500	499,997	0.0%
	Dynamic Holdings, Ltd.	52,000	51,615	0.0%
	Eagle Nice International Holdings, Ltd.	1,802,000	889,901	0.1%
	EcoGreen International Group, Ltd.	1,634,640	331,085	0.0%
*	Elegance Optical International Holdings, Ltd.	382,000	132,266	0.0%
	Emperor Capital Group, Ltd.	30,381,000	2,613,045	0.2%
	Emperor Entertainment Hotel, Ltd.	4,665,000	1,130,240	0.1%
	Emperor International Holdings, Ltd.	9,116,753	3,226,368	0.2%
	Emperor Watch & Jewellery, Ltd.	26,450,000	1,324,866	0.1%
#	Enerchina Holdings, Ltd.	19,213,500	392,205	0.0%

145

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	ENM Holdings, Ltd.	14,680,000	$912,885	0.1%
#*	Esprit Holdings, Ltd.	14,828,050	8,972,221	0.5%
*	eSun Holdings, Ltd.	4,444,000	803,805	0.1%
*	Eternity Investment, Ltd.	830,000	24,367	0.0%
#	Fairwood Holdings, Ltd.	698,100	2,792,279	0.2%
	Far East Consortium International, Ltd.	9,749,463	5,325,337	0.3%
*	Far East Holdings International, Ltd.	720,000	81,342	0.0%
#	FIH Mobile, Ltd.	16,311,000	5,121,914	0.3%
	First Pacific Co., Ltd.	6,020,000	4,586,999	0.3%
*	First Shanghai Investments, Ltd.	5,576,000	758,795	0.1%
	Fountain SET Holdings, Ltd.	5,842,000	876,248	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	278,350	0.0%
*	Freeman FinTech Corp., Ltd.	14,840,000	866,164	0.1%
	Fulum Group Holdings, Ltd.	76,000	9,743	0.0%
	Future Bright Holdings, Ltd.	3,288,000	303,620	0.0%
*	Future World Financial Holdings, Ltd.	205,723	4,168	0.0%
*	G-Resources Group, Ltd.	172,599,600	2,278,946	0.1%
#*	GCL New Energy Holdings, Ltd.	28,214,000	2,062,565	0.1%
#	Get Nice Financial Group, Ltd.	2,090,600	603,372	0.0%
#	Get Nice Holdings, Ltd.	41,752,000	1,794,698	0.1%
	Giordano International, Ltd.	11,414,000	6,453,083	0.4%
*	Global Brands Group Holding, Ltd.	33,378,000	3,894,612	0.2%
	Glorious Sun Enterprises, Ltd.	4,328,000	499,760	0.0%
	Gold Peak Industries Holdings, Ltd.	3,029,642	320,342	0.0%
	Golden Resources Development International, Ltd.	3,330,500	211,424	0.0%
#*	Good Resources Holdings, Ltd.	9,720,000	511,043	0.0%
	Goodbaby International Holdings, Ltd.	752,000	410,825	0.0%
*	Grande Holdings, Ltd. (The)	882,000	195,576	0.0%
	Great Eagle Holdings, Ltd.	601,566	3,311,961	0.2%
*	Greenheart Group, Ltd.	320,000	38,576	0.0%
	Guangnan Holdings, Ltd.	2,363,600	300,035	0.0%
#	Guotai Junan International Holdings, Ltd.	23,547,797	7,528,359	0.4%
#	Haitong International Securities Group, Ltd.	13,383,259	7,590,734	0.4%
	Hanison Construction Holdings, Ltd.	2,103,649	391,258	0.0%
*	Hao Tian Development Group, Ltd.	19,412,400	672,556	0.1%
	Harbour Centre Development, Ltd.	935,500	1,772,754	0.1%
	Henry Group Holdings, Ltd.	466,000	122,047	0.0%
	High Fashion International, Ltd.	268,000	72,101	0.0%
	HKBN, Ltd.	3,255,500	3,305,540	0.2%
#	HKR International, Ltd.	5,975,936	3,813,824	0.2%
*	Hoifu Energy Group, Ltd.	482,000	54,334	0.0%
	Hon Kwok Land Investment Co., Ltd.	388,800	257,617	0.0%
	Hong Kong Aircraft Engineering Co., Ltd.	128,800	869,147	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	866,300	996,655	0.1%
	Hong Kong International Construction Investment Management Group Co., Ltd.	624,000	233,704	0.0%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	139,301	0.0%
*	Hong Kong Television Network, Ltd.	3,023,751	1,085,971	0.1%
#	Hongkong & Shanghai Hotels, Ltd. (The)	2,205,345	3,581,962	0.2%
	Hongkong Chinese, Ltd.	5,038,000	897,453	0.1%
	Hop Hing Group Holdings, Ltd.	12,312,000	367,774	0.0%
	Hopewell Holdings, Ltd.	3,366,000	12,946,497	0.7%
#*	Hsin Chong Group Holdings, Ltd.	13,109,658	220,640	0.0%

146

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Huarong International Financial Holdings, Ltd.	357,000	$119,944	0.0%
#*	Huarong Investment Stock Corp., Ltd.	490,000	65,443	0.0%
*	Huisheng International Holdings, Ltd.	3,008,000	152,458	0.0%
	Hung Hing Printing Group, Ltd.	2,728,000	541,669	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,696,000	4,199,245	0.2%
*	I-CABLE Communications, Ltd.	9,006,000	282,099	0.0%
#	IGG, Inc.	7,041,000	9,453,202	0.5%
*	Imagi International Holdings, Ltd.	2,142,300	200,511	0.0%
	International Housewares Retail Co., Ltd.	347,000	65,430	0.0%
*	International Standard Resources Holdings, Ltd.	12,991,625	78,317	0.0%
*	iOne Holdings, Ltd.	10,780,000	273,282	0.0%
	IPE Group, Ltd.	3,345,000	839,929	0.1%
#*	IRC, Ltd.	9,736,266	318,658	0.0%
	IT, Ltd.	4,344,532	2,250,802	0.1%
	ITC Properties Group, Ltd.	5,724,097	2,129,344	0.1%
*	Jinhui Holdings Co., Ltd.	90,000	13,932	0.0%
	Johnson Electric Holdings, Ltd.	2,358,750	9,516,625	0.5%
	Kader Holdings Co., Ltd.	92,000	12,142	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	154,885	0.0%
*	Kantone Holdings, Ltd.	901,364	36,962	0.0%
	Karrie International Holdings, Ltd.	2,028,000	296,512	0.0%
	Keck Seng Investments	878,600	741,420	0.1%
	Kerry Logistics Network, Ltd.	2,406,000	3,317,378	0.2%
	Kingmaker Footwear Holdings, Ltd.	1,914,955	613,896	0.0%
*	Kong Sun Holdings, Ltd.	6,900,000	326,713	0.0%
	Kowloon Development Co., Ltd.	2,523,000	2,878,291	0.2%
*	Kwan On Holdings, Ltd.	2,340,000	411,469	0.0%
	Kwoon Chung Bus Holdings, Ltd.	44,000	25,726	0.0%
	L'Occitane International SA	799,000	1,518,133	0.1%
*	L'sea Resources International Holdings, Ltd.	5,480,000	89,994	0.0%
	Lai Sun Development Co., Ltd.	1,823,866	3,297,873	0.2%
	Lai Sun Garment International, Ltd.	669,431	1,308,750	0.1%
	Lam Soon Hong Kong, Ltd.	302,310	418,472	0.0%
#*	Landing International Development, Ltd.	252,380,000	6,993,812	0.4%
	Landsea Green Properties Co., Ltd.	1,256,000	135,263	0.0%
*	LEAP Holdings Group, Ltd.	5,160,000	101,360	0.0%
	Lifestyle International Holdings, Ltd.	2,133,500	2,925,552	0.2%
	Lippo China Resources, Ltd.	20,922,000	671,331	0.0%
	Lippo, Ltd.	1,161,700	706,253	0.1%
	Liu Chong Hing Investment, Ltd.	1,299,200	2,232,873	0.1%
	Luk Fook Holdings International, Ltd.	3,243,000	13,718,512	0.8%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	172,198	0.0%
	Lung Kee Bermuda Holdings	1,609,875	767,776	0.1%
#*	Macau Legend Development, Ltd.	17,568,000	2,817,915	0.2%
	Magnificent Hotel Investment, Ltd.	13,170,000	397,203	0.0%
*	Man Sang International, Ltd.	132,000	7,915	0.0%
	Man Wah Holdings, Ltd.	11,957,600	10,803,091	0.6%
#*	Mason Group Holdings, Ltd.	49,353,399	835,783	0.1%
#*	Master Glory Group, Ltd.(BYTP1T9)	43,830,592	545,273	0.0%
#*	Master Glory Group, Ltd.(BYTP1T9)	394,860	4,910	0.0%
	Matrix Holdings, Ltd.	1,067,414	458,763	0.0%
*	Maxnerva Technology Services, Ltd.	578,000	150,481	0.0%

147

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Melbourne Enterprises, Ltd.	39,500	$935,973	0.1%
	Melco International Development, Ltd.	2,601,000	7,128,476	0.4%
	Microport Scientific Corp.	357,000	352,331	0.0%
	Midas International Holdings, Ltd.	3,440,000	167,349	0.0%
*	Midland Holdings, Ltd.	5,182,000	1,401,585	0.1%
*	Midland IC&I, Ltd.	2,591,000	132,773	0.0%
	Ming Fai International Holdings, Ltd.	2,148,000	333,253	0.0%
	Miramar Hotel & Investment	922,000	1,990,635	0.1%
	Modern Dental Group, Ltd.	288,000	80,862	0.0%
*	Mongolian Mining Corp.	11,678,000	359,164	0.0%
	NagaCorp, Ltd.	11,248,000	9,087,661	0.5%
	Nameson Holdings, Ltd.	718,000	210,892	0.0%
	Nanyang Holdings, Ltd.	133,500	777,301	0.1%
	National Electronic Hldgs	2,668,600	380,175	0.0%
*	National United Resources Holdings, Ltd.	18,280,000	62,328	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	254,894	0.0%
*	New Century Group Hong Kong, Ltd.	13,351,464	233,258	0.0%
*	NEW Concepts Holdings, Ltd.	848,000	576,136	0.0%
*	New Sports Group, Ltd.	9,980,000	55,045	0.0%
*	New Times Energy Corp., Ltd.	8,918,600	308,578	0.0%
*	Newocean Energy Holdings, Ltd.	7,972,000	2,034,513	0.1%
*	Next Digital, Ltd.	4,295,183	264,412	0.0%
*	Nine Express, Ltd.	12,438,000	446,725	0.0%
*	OCI International Holdings, Ltd.	56,000	8,039	0.0%
	On Time Logistics Holdings, Ltd.	784,000	414,123	0.0%
#	OP Financial Investments, Ltd.	748,000	217,620	0.0%
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,214,706	626,313	0.0%
	Orient Overseas International, Ltd.	1,483,500	14,287,148	0.8%
#	Oriental Watch Holdings	3,070,800	660,790	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,260	0.0%
*	Pacific Basin Shipping, Ltd.	29,537,000	6,744,741	0.4%
*	Pacific Edge, Ltd.	442,720	102,994	0.0%
*	Pacific Plywood Holdings, Ltd.	2,200,000	132,652	0.0%
#	Pacific Textiles Holdings, Ltd.	6,707,000	7,058,866	0.4%
	Pak Fah Yeow International, Ltd.	5,000	2,151	0.0%
	Paliburg Holdings, Ltd.	3,152,830	1,362,577	0.1%
#*	Paradise Entertainment, Ltd.	3,652,000	393,214	0.0%
*	Pearl Oriental Oil, Ltd.	11,849,400	402,742	0.0%
*	Pegasus Entertainment Holdings, Ltd.	664,000	27,659	0.0%
	Pegasus International Holdings, Ltd.	226,000	30,269	0.0%
	Perfect Shape Beauty Technology, Ltd.	1,172,000	155,500	0.0%
#	Pico Far East Holdings, Ltd.	5,578,000	2,360,082	0.1%
	Playmates Holdings, Ltd.	6,920,000	922,641	0.1%
	Playmates Toys, Ltd.	6,208,000	979,225	0.1%
	Plover Bay Technologies, Ltd.	240,000	48,725	0.0%
#	Pokfulam Development Co.	234,000	578,364	0.0%
	Polytec Asset Holdings, Ltd.	11,323,526	957,973	0.1%
*	PT International Development Co., Ltd.	2,839,150	192,800	0.0%
	Public Financial Holdings, Ltd.	3,102,000	1,400,324	0.1%
	PuraPharm Corp., Ltd.	137,000	59,747	0.0%
*	PYI Corp., Ltd.	24,147,973	536,137	0.0%
*	Qianhai Health Holdings, Ltd.	157,499	2,283	0.0%

148

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Raymond Industrial, Ltd.	30,400	$4,347	0.0%
#*	Realord Group Holdings, Ltd.	364,000	237,048	0.0%
#	Regal Hotels International Holdings, Ltd.	2,837,800	2,016,016	0.1%
*	Regent Pacific Group, Ltd.	3,820,000	193,540	0.0%
#	Regina Miracle International Holdings, Ltd.	1,401,000	1,345,312	0.1%
#*	Rentian Technology Holdings, Ltd.	11,250,000	540,851	0.0%
#*	Runway Global Holdings Co., Ltd.	588,000	87,461	0.0%
#	SA SA International Holdings, Ltd.	11,456,708	4,157,532	0.2%
	Safety Godown Co., Ltd.	400,000	953,909	0.1%
	SAS Dragon Holdings, Ltd.	2,120,000	693,304	0.1%
#	SEA Holdings, Ltd.	1,543,523	1,606,414	0.1%
#	Shenyin Wanguo HK, Ltd.	4,201,250	1,525,684	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	36,216	0.0%
	Shun Ho Property Investments, Ltd.	1,254,757	469,464	0.0%
	Shun Tak Holdings, Ltd.	13,739,419	5,921,953	0.3%
*	Silver base Group Holdings, Ltd.	3,641,515	382,797	0.0%
#*	Sincere Watch Hong Kong, Ltd.	4,450,000	93,003	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	265,697	0.0%
	Singamas Container Holdings, Ltd.	11,450,000	2,378,820	0.1%
	SIS International Holdings	34,000	21,806	0.0%
	SITC International Holdings Co., Ltd.	2,029,000	1,957,100	0.1%
#	Sitoy Group Holdings, Ltd.	1,463,000	337,674	0.0%
	Sky Light Holdings, Ltd.	569,000	138,643	0.0%
#	SmarTone Telecommunications Holdings, Ltd.	3,758,531	4,679,616	0.3%
*	SOCAM Development, Ltd.	1,744,771	411,934	0.0%
*	Solartech International Holdings, Ltd.	11,520,000	1,077,503	0.1%
*	Solomon Systech International, Ltd.	10,100,000	510,902	0.0%
	Soundwill Holdings, Ltd.	596,500	1,290,979	0.1%
*	South China Assets Holdings, Ltd.	1,679,170	10,347	0.0%
*	South China Financial Holdings, Ltd.	21,850,000	137,350	0.0%
*	South China Holdings Co., Ltd.	17,774,503	649,573	0.0%
	Stella International Holdings, Ltd.	1,788,000	2,912,897	0.2%
*	Stelux Holdings International, Ltd.	3,011,400	235,637	0.0%
	Strong Petrochemical Holdings, Ltd.	1,928,000	391,432	0.0%
*	Success Universe Group, Ltd.	6,716,000	186,836	0.0%
#*	Summit Ascent Holdings, Ltd.	3,400,000	466,478	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	145,412	0.0%
	Sun Hung Kai & Co., Ltd.	4,713,429	3,021,461	0.2%
*	Suncorp Technologies, Ltd.	1,970,000	10,131	0.0%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	114,361	0.0%
	TAI Cheung Holdings, Ltd.	2,114,000	2,440,220	0.1%
	Tai Sang Land Development, Ltd.	781,910	543,805	0.0%
*	Talent Property Group, Ltd.	14,355,000	176,767	0.0%
#	Tan Chong International, Ltd.	1,176,000	404,050	0.0%
	Tao Heung Holdings, Ltd.	1,166,000	215,286	0.0%
	Television Broadcasts, Ltd.	2,183,300	8,257,027	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	159,916	0.0%
	Tern Properties Co., Ltd.	51,200	32,987	0.0%
#	Texwinca Holdings, Ltd.	6,860,000	4,142,382	0.2%
#	Tian Teck Land, Ltd.	1,024,000	1,221,328	0.1%
	TK Group Holdings, Ltd.	326,000	160,915	0.0%
*	Tom Group, Ltd.	858,000	216,774	0.0%

149

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Town Health International Medical Group, Ltd.	5,758,000	$553,234	0.0%
#	Tradelink Electronic Commerce, Ltd.	5,670,000	1,002,685	0.1%
	Transport International Holdings, Ltd.	1,306,141	4,169,998	0.2%
*	Trinity, Ltd.	8,046,000	671,442	0.0%
*	TSC Group Holdings, Ltd.	3,386,000	343,417	0.0%
#	Tsui Wah Holdings, Ltd.	2,006,000	303,624	0.0%
	Union Medical Healthcare, Ltd.	92,000	43,109	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	5,624,000	4,896,378	0.3%
*	Universal Technologies Holdings, Ltd.	7,410,000	244,505	0.0%
*	Universe International Financial Holdings, Ltd.	125,000	12,823	0.0%
*	Up Energy Development Group, Ltd.	3,929,000	12,188	0.0%
	Upbest Group, Ltd.	72,000	10,872	0.0%
*	Value Convergence Holdings, Ltd.	3,168,000	585,363	0.0%
#	Value Partners Group, Ltd.	1,828,000	1,813,586	0.1%
	Vanke Property Overseas, Ltd.	49,000	29,868	0.0%
	Vantage International Holdings, Ltd.	3,160,000	413,049	0.0%
	Vedan International Holdings, Ltd.	3,576,000	357,567	0.0%
*	Victory City International Holdings, Ltd.	24,979,660	650,129	0.0%
	Vitasoy International Holdings, Ltd.	5,557,000	12,849,073	0.7%
*	VS International Group, Ltd.	1,022,000	48,551	0.0%
#	VSTECS Holdings, Ltd.	5,153,600	2,390,870	0.1%
	VTech Holdings, Ltd.	820,400	11,663,361	0.7%
	Wai Kee Holdings, Ltd.	7,614,738	3,553,549	0.2%
	Wang On Group, Ltd.	5,160,000	66,174	0.0%
	Win Hanverky Holdings, Ltd.	2,734,000	357,684	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	220,572	0.0%
	Wing On Co. International, Ltd.	759,000	2,686,803	0.2%
	Wing Tai Properties, Ltd.	1,993,331	1,380,818	0.1%
	Wonderful Sky Financial Group Holdings, Ltd.	898,000	219,951	0.0%
	Wong's International Holdings, Ltd.	737,641	296,472	0.0%
	Wong's Kong King International	322,000	49,549	0.0%
	Xinyi Glass Holdings, Ltd.	13,352,000	12,938,386	0.7%
	Yangtzekiang Garment, Ltd.	606,500	225,946	0.0%
#*	Yat Sing Holdings, Ltd.	190,000	60,016	0.0%
	Yau Lee Holdings, Ltd.	424,000	77,974	0.0%
#	Yeebo International Holdings, Ltd.	2,750,000	1,466,405	0.1%
	YGM Trading, Ltd.	447,000	446,978	0.0%
*	YT Realty Group, Ltd.	749,000	232,570	0.0%
	Yugang International, Ltd.	90,818,000	2,351,263	0.1%
TOTAL HONG KONG			495,947,493	27.3%

NEW ZEALAND — (6.0%)
*	a2 Milk Co., Ltd.	1,860,803	11,047,609	0.6%
	Abano Healthcare Group, Ltd.	30,725	204,942	0.0%
	Air New Zealand, Ltd.	2,616,238	5,910,451	0.3%
#	Arvida Group, Ltd.	158,917	129,456	0.0%
	Briscoe Group, Ltd.	2,235	4,956	0.0%
#	CBL Corp., Ltd.	41,896	84,316	0.0%
	Chorus, Ltd.	2,299,669	6,319,770	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	754,691	0.0%
	Comvita, Ltd.	9,464	55,102	0.0%

150

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Contact Energy, Ltd.	1,081,342	$4,255,865	0.2%
	EBOS Group, Ltd.	451,590	5,439,399	0.3%
	Evolve Education Group, Ltd.	36,611	18,783	0.0%
#	Freightways, Ltd.	960,640	5,034,593	0.3%
	Genesis Energy, Ltd.	1,195,135	2,003,461	0.1%
	Gentrack Group, Ltd.	26,188	98,561	0.0%
	Hallenstein Glasson Holdings, Ltd.	242,445	554,201	0.0%
	Heartland Bank, Ltd.	1,124,916	1,462,481	0.1%
	Infratil, Ltd.	3,258,507	7,169,626	0.4%
	Investore Property, Ltd.	22,938	21,055	0.0%
	Kathmandu Holdings, Ltd.	702,915	1,155,350	0.1%
#	Mainfreight, Ltd.	536,356	8,978,181	0.5%
	Methven, Ltd.	96,877	66,262	0.0%
#	Metlifecare, Ltd.	593,206	2,346,947	0.1%
#	Metro Performance Glass, Ltd.	28,996	19,642	0.0%
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	760,645	0.1%
*	New Zealand Oil & Gas, Ltd.	829,896	411,792	0.0%
	New Zealand Refining Co., Ltd. (The)	600,495	1,035,674	0.1%
	NZME, Ltd.(BD5W4X2)	945,851	594,315	0.0%
	NZME, Ltd.(BD310N3)	16,366	10,197	0.0%
	NZX, Ltd.	952,265	769,712	0.1%
	Opus International Consultants, Ltd.	12,925	15,508	0.0%
*	Orion Health Group, Ltd.	4,001	2,874	0.0%
	PGG Wrightson, Ltd.	999,976	383,338	0.0%
#	Port of Tauranga, Ltd.	2,555,333	8,000,206	0.4%
*	Pushpay Holdings, Ltd.	21,325	42,143	0.0%
	Restaurant Brands New Zealand, Ltd.	586,805	2,724,262	0.2%
*	Rubicon, Ltd.	1,442,620	187,988	0.0%
	Ryman Healthcare, Ltd.	771,254	4,909,923	0.3%
	Sanford, Ltd.	382,357	2,065,969	0.1%
	Scales Corp., Ltd.	108,188	288,754	0.0%
	Scott Technology, Ltd.	45,734	111,238	0.0%
	Skellerup Holdings, Ltd.	573,961	703,553	0.0%
	SKY Network Television, Ltd.	2,080,268	3,560,445	0.2%
	SKYCITY Entertainment Group, Ltd.	5,461,701	14,539,711	0.8%
#	Steel & Tube Holdings, Ltd.	441,625	604,559	0.0%
	Summerset Group Holdings, Ltd.	810,855	2,702,543	0.2%
#*	Synlait Milk, Ltd.	33,400	187,701	0.0%
#	Tegel Group Holdings, Ltd.	103,983	98,870	0.0%
	Tilt Renewables, Ltd.	87,581	116,873	0.0%
	Tourism Holdings, Ltd.	376,639	1,308,985	0.1%
#*	Tower, Ltd.	887,040	491,922	0.0%
	Trade Me Group, Ltd.	1,783,440	5,507,596	0.3%
	Trilogy International, Ltd.	7,994	12,853	0.0%
	Trustpower, Ltd.	140,358	558,881	0.0%
	Turners Automotive Group, Ltd.	13,182	27,967	0.0%
	Vector, Ltd.	1,276,962	2,944,049	0.2%
	Vista Group International, Ltd.	6,705	23,775	0.0%
	Warehouse Group, Ltd. (The)	698,604	1,009,102	0.1%
*	Xero, Ltd.	124,576	2,934,082	0.2%
TOTAL NEW ZEALAND			122,783,705	6.8%

151

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (10.1%)
*	Abterra, Ltd.	302,120	$20,513	0.0%
	Accordia Golf Trust	3,150,500	1,733,632	0.1%
	AEM Holdings, Ltd.	62,200	143,069	0.0%
	Amara Holdings, Ltd.	974,800	407,777	0.0%
	Ascendas India Trust	1,702,900	1,436,304	0.1%
*	ASL Marine Holdings, Ltd.	148,950	12,868	0.0%
	Baker Technology, Ltd.	289,580	142,273	0.0%
*	Banyan Tree Holdings, Ltd.	901,200	406,866	0.0%
#	Best World International, Ltd.	1,922,850	2,097,740	0.1%
	Bonvests Holdings, Ltd.	950,000	996,699	0.1%
	Boustead Projects, Ltd.	497,612	317,272	0.0%
	Boustead Singapore, Ltd.	1,827,636	1,208,346	0.1%
#	Breadtalk Group, Ltd.	894,200	1,033,402	0.1%
	Broadway Industrial Group, Ltd.	31,429	2,866	0.0%
#	Bukit Sembawang Estates, Ltd.	742,403	3,458,743	0.2%
	Bund Center Investment, Ltd.	659,825	372,843	0.0%
	Centurion Corp., Ltd.	825,900	339,728	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,277,799	2,959,199	0.2%
	China Sunsine Chemical Holdings, Ltd.	483,700	356,670	0.0%
	Chip Eng Seng Corp., Ltd.	3,399,700	2,394,864	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	989,112	0.1%
#	CITIC Envirotech, Ltd.	709,400	401,180	0.0%
	Civmec, Ltd.	162,700	67,369	0.0%
	Cogent Holdings, Ltd.	48,100	34,070	0.0%
	ComfortDelGro Corp., Ltd.	648,400	961,225	0.1%
#*	COSCO Shipping International Singapore Co., Ltd.	6,510,500	1,386,501	0.1%
*	Creative Technology, Ltd.	272,200	231,396	0.0%
#	CSE Global, Ltd.	3,443,600	948,280	0.1%
#	CWT, Ltd.	1,799,000	3,072,234	0.2%
#	Del Monte Pacific, Ltd.	2,363,364	537,705	0.0%
	Delfi, Ltd.	788,500	856,231	0.1%
*	DMX Technologies Group, Ltd.	2,096,000	30,261	0.0%
	Duty Free International, Ltd.	191,300	38,623	0.0%
*	Dyna-Mac Holdings, Ltd.	2,007,300	202,077	0.0%
	Elec & Eltek International Co., Ltd.	154,800	241,510	0.0%
	EnGro Corp., Ltd.	354,000	245,485	0.0%
#*	Ezion Holdings, Ltd.	12,591,378	1,819,750	0.1%
#*	Ezra Holdings, Ltd.	19,242,923	779,345	0.0%
*	Falcon Energy Group, Ltd.	465,700	21,175	0.0%
	Far East Orchard, Ltd.	1,096,185	1,245,733	0.1%
#	First Resources, Ltd.	4,909,700	7,097,371	0.4%
*	First Ship Lease Trust	160,900	9,811	0.0%
	First Sponsor Group, Ltd.	440,661	441,108	0.0%
#	Food Empire Holdings, Ltd.	1,418,200	671,416	0.0%
#	Fragrance Group, Ltd.	6,077,000	757,777	0.0%
	Frasers Centrepoint, Ltd.	336,900	513,990	0.0%
	Frencken Group, Ltd.	223,800	98,569	0.0%
	Fu Yu Corp., Ltd.	1,622,200	238,333	0.0%
#*	Gallant Venture, Ltd.	4,992,500	498,203	0.0%
#	Geo Energy Resources, Ltd.	2,425,500	534,138	0.0%
	GK Goh Holdings, Ltd.	1,484,065	1,078,483	0.1%
	GL, Ltd.	3,401,300	2,310,099	0.1%

152

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Golden Agri-Resources, Ltd.	22,363,500	$6,481,658	0.4%
#	Golden Energy & Resources, Ltd.	382,200	131,728	0.0%
	GP Batteries International, Ltd.	235,000	220,767	0.0%
#	GP Industries, Ltd.	2,567,609	1,337,724	0.1%
#	GuocoLand, Ltd.	1,065,214	1,869,662	0.1%
#*	Halcyon Agri Corp., Ltd.	1,695,148	739,660	0.0%
	Hanwell Holdings, Ltd.	1,888,219	449,721	0.0%
#	Haw Par Corp., Ltd.	78,500	702,548	0.0%
#	Health Management International, Ltd.	1,405,730	650,016	0.0%
	Hi-P International, Ltd.	1,159,400	1,591,382	0.1%
	Hiap Hoe, Ltd.	498,000	319,581	0.0%
	Ho Bee Investment, Ltd.	1,604,700	2,979,508	0.2%
	Hong Fok Corp., Ltd.	3,531,394	2,306,303	0.1%
	Hong Leong Asia, Ltd.	716,300	643,636	0.0%
	Hong Leong Finance, Ltd.	238,500	477,972	0.0%
	Hotel Grand Central, Ltd.	1,531,768	1,663,103	0.1%
	Hour Glass, Ltd. (The)	1,814,832	906,634	0.1%
	Hutchison Port Holdings Trust	3,377,900	1,452,514	0.1%
	Hwa Hong Corp., Ltd.	2,123,500	528,783	0.0%
	Hyflux, Ltd.	3,262,300	1,172,786	0.1%
	iFAST Corp., Ltd.	27,200	19,368	0.0%
#	Indofood Agri Resources, Ltd.	3,432,100	1,131,677	0.1%
	InnoTek, Ltd.	408,900	92,972	0.0%
*	IPC Corp., Ltd.	108,270	39,133	0.0%
	Isetan Singapore, Ltd.	119,000	350,265	0.0%
#	Japfa, Ltd.	2,179,700	944,696	0.1%
#	k1 Ventures, Ltd.	1,005,220	541,764	0.0%
	Keppel Infrastructure Trust	8,949,932	3,643,721	0.2%
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,516,803	0.1%
	Koh Brothers Group, Ltd.	1,432,000	383,315	0.0%
#*	KrisEnergy, Ltd.	1,052,200	82,057	0.0%
#	KSH Holdings, Ltd.	547,200	373,540	0.0%
	Lian Beng Group, Ltd.	2,253,500	1,339,998	0.1%
	Low Keng Huat Singapore, Ltd.	912,900	465,610	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	332,968	0.0%
#	M1, Ltd.	2,631,500	3,475,043	0.2%
#	Mandarin Oriental International, Ltd.	643,900	1,415,632	0.1%
#*	Mermaid Maritime PCL	274,000	29,583	0.0%
#	Metro Holdings, Ltd.	2,738,692	2,521,425	0.1%
	Mewah International, Inc.	89,000	19,878	0.0%
*	Midas Holdings, Ltd.	8,558,700	1,319,858	0.1%
*	Nam Cheong, Ltd.	6,557,040	96,208	0.0%
	Nera Telecommunications, Ltd.	1,143,400	310,776	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	315,987	0.0%
#*	Noble Group, Ltd.	7,456,280	1,565,819	0.1%
	NSL, Ltd.	409,900	416,636	0.0%
	Olam International, Ltd.	170,000	293,154	0.0%
	OUE, Ltd.	1,988,000	3,004,125	0.2%
	Overseas Education, Ltd.	65,300	17,949	0.0%
#	Oxley Holdings, Ltd.	2,240,300	1,191,205	0.1%
#*	Pacc Offshore Services Holdings, Ltd.	600,500	147,778	0.0%
	Pan-United Corp., Ltd.	2,435,750	1,036,485	0.1%

153

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
*	Penguin International, Ltd.	446,032	$106,516	0.0%
	Perennial Real Estate Holdings, Ltd.	117,100	76,037	0.0%
#	Q&M Dental Group Singapore, Ltd.	2,243,100	1,094,251	0.1%
	QAF, Ltd.	1,414,056	1,281,486	0.1%
#*	Raffles Education Corp., Ltd.	4,176,710	1,025,054	0.1%
#	Raffles Medical Group, Ltd.	4,578,378	3,794,814	0.2%
	RHT Health Trust	3,131,500	1,930,664	0.1%
	Riverstone Holdings, Ltd.	1,182,600	915,184	0.1%
	Rotary Engineering, Ltd.	1,499,400	494,439	0.0%
#*	Rowsley, Ltd.	3,028,500	288,917	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	124,066	0.0%
	San Teh, Ltd.	151,787	24,562	0.0%
	SATS, Ltd.	391,700	1,351,122	0.1%
	SBS Transit, Ltd.	926,200	1,699,775	0.1%
	SembCorp Industries, Ltd.	2,096,500	5,077,617	0.3%
#	SembCorp Marine, Ltd.	3,715,700	5,268,171	0.3%
#	Sheng Siong Group, Ltd.	4,185,700	2,901,819	0.2%
#	SHS Holdings, Ltd.	2,304,100	371,937	0.0%
	SIA Engineering Co., Ltd.	231,200	552,972	0.0%
#	SIIC Environment Holdings, Ltd.	4,602,820	1,790,065	0.1%
#	Sinarmas Land, Ltd.	6,897,100	2,149,223	0.1%
	Sing Holdings, Ltd.	1,561,700	555,344	0.0%
	Sing Investments & Finance, Ltd.	324,075	380,511	0.0%
#	Singapore Post, Ltd.	10,457,500	9,858,175	0.6%
#	Singapore Press Holdings, Ltd.	1,133,800	2,245,257	0.1%
	Singapore Reinsurance Corp., Ltd.	1,514,530	344,239	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	342,951	0.0%
	Singapura Finance, Ltd.	348,124	264,450	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	4,336,435	668,907	0.0%
	Stamford Land Corp., Ltd.	3,188,100	1,204,195	0.1%
#	StarHub, Ltd.	1,785,500	3,446,063	0.2%
	Straco Corp., Ltd.	130,000	81,538	0.0%
	Sunningdale Tech, Ltd.	865,360	1,466,369	0.1%
*	SunVic Chemical Holdings, Ltd.	1,137,845	54,350	0.0%
#*	Swiber Holdings, Ltd.	2,895,250	43,330	0.0%
*	Tat Hong Holdings, Ltd.	2,662,560	908,007	0.1%
	Tiong Woon Corp. Holding, Ltd.	228,100	47,750	0.0%
	Tuan Sing Holdings, Ltd.	4,252,495	1,293,659	0.1%
#	UMS Holdings, Ltd.	2,769,875	2,143,734	0.1%
	United Engineers, Ltd.	3,318,328	6,428,430	0.4%
#	United Industrial Corp., Ltd.	174,269	420,985	0.0%
	United Overseas Insurance, Ltd.	181,850	814,216	0.1%
	UOB-Kay Hian Holdings, Ltd.	2,008,761	1,996,451	0.1%
	UOL Group, Ltd.	297,417	1,972,369	0.1%
#	UPP Holdings, Ltd.	3,076,900	587,564	0.0%
	Valuetronics Holdings, Ltd.	1,828,750	1,388,981	0.1%
	Venture Corp., Ltd.	1,597,200	22,831,474	1.3%
	Vibrant Group, Ltd.	2,058,620	590,770	0.0%
	Vicom, Ltd.	119,500	504,936	0.0%
	Wee Hur Holdings, Ltd.	2,769,000	579,985	0.0%
	Wheelock Properties Singapore, Ltd.	1,933,000	2,836,701	0.2%
	Wing Tai Holdings, Ltd.	3,453,267	6,079,604	0.3%

154

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
Yeo Hiap Seng, Ltd.	223,731	$207,000	0.0%
YHI International, Ltd.	176,200	54,219	0.0%
#* Yongnam Holdings, Ltd.	2,875,300	717,188	0.0%
Zhongmin Baihui Retail Group, Ltd.	26,900	18,935	0.0%
TOTAL SINGAPORE		208,958,676	11.5%

UNITED KINGDOM — (0.0%)
* GetBusy P.L.C.	133,833	73,767	0.0%
TOTAL COMMON STOCKS		1,800,706,014	99.2%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* BWX , Ltd. Rights 11/07/17	10,298	—	0.0%
* Clean Seas Seafood, Ltd. Rights 11/10/17	24,944	38	0.0%
* Nufarm, Ltd. Rights 11/15/17	312,838	407,031	0.0%
* Westgold Resources, Ltd. Rights 06/30/19	98,649	24,538	0.0%
TOTAL AUSTRALIA		431,607	0.0%

HONG KONG — (0.0%)
* China HKBridge Holdings, Ltd. Rights 11/20/17	19,000	73	0.0%
* International Standard Resources Holdings, Ltd. Warrants 05/10/18	3,097,050	3,970	0.0%
TOTAL HONG KONG		4,043	0.0%

NEW ZEALAND — (0.0%)
* Pacific Edge, Ltd. Rights 11/08/17	73,786	1,010	0.0%
TOTAL RIGHTS/WARRANTS		436,660	0.0%
TOTAL INVESTMENT SECURITIES		1,801,142,674

		Value†
SECURITIES LENDING COLLATERAL — (12.5%)
§@ DFA Short Term Investment Fund	22,292,852	257,950,593	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,978,371,714)		$2,059,093,267	113.4%

155

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$971,904,786	—	$971,904,786
China	—	1,037,587	—	1,037,587
Hong Kong	$573,686	495,373,807	—	495,947,493
New Zealand	—	122,783,705	—	122,783,705
Singapore	—	208,958,676	—	208,958,676
United Kingdom	73,767	—	—	73,767
Rights/Warrants
Australia	—	431,607	—	431,607
Hong Kong	—	4,043	—	4,043
New Zealand	—	1,010	—	1,010
Securities Lending Collateral	—	257,950,593	—	257,950,593
TOTAL	$647,453	$2,058,445,814	—	$2,059,093,267

156

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.7%)
Consumer Discretionary — (20.8%)
	4imprint Group P.L.C.	101,851	$2,600,592	0.1%
	888 Holdings P.L.C.	1,070,122	3,562,439	0.2%
	AA P.L.C.	3,246,551	7,384,550	0.3%
	Ascential P.L.C.	306,092	1,369,113	0.1%
	B&M European Value Retail SA	3,556,127	18,764,210	0.8%
	Bellway P.L.C.	662,602	32,126,797	1.4%
	Berkeley Group Holdings P.L.C.	100,356	4,986,746	0.2%
	Bloomsbury Publishing P.L.C.	311,604	678,735	0.0%
	Bovis Homes Group P.L.C.	921,633	14,397,861	0.6%
	Card Factory P.L.C.	1,222,154	5,097,009	0.2%
#*	Carpetright P.L.C.	95,402	210,325	0.0%
#	Centaur Media P.L.C.	537,905	390,840	0.0%
	Cineworld Group P.L.C.	1,219,783	10,762,045	0.5%
	Connect Group P.L.C.	1,312,384	1,921,771	0.1%
	Countryside Properties P.L.C.	358,419	1,691,768	0.1%
	Crest Nicholson Holdings P.L.C.	1,693,312	12,741,944	0.5%
	Daily Mail & General Trust P.L.C.	1,361,723	12,541,283	0.5%
	Debenhams P.L.C.	6,862,458	3,987,083	0.2%
	DFS Furniture P.L.C.	677,373	1,880,501	0.1%
	Dignity P.L.C.	288,661	9,292,840	0.4%
	Dixons Carphone P.L.C.	4,077,082	9,390,815	0.4%
	Domino's Pizza Group P.L.C.	2,536,833	11,309,590	0.5%
	Dunelm Group P.L.C.	427,603	4,157,867	0.2%
*	EI Group P.L.C.	3,204,098	5,722,835	0.2%
	Entertainment One, Ltd.	1,277,261	4,791,209	0.2%
	Euromoney Institutional Investor P.L.C.	281,428	4,316,940	0.2%
*	Findel P.L.C.	239,314	542,068	0.0%
	Fuller Smith & Turner P.L.C. Class A	135,207	1,726,102	0.1%
*	Future P.L.C.	52,125	239,613	0.0%
	Games Workshop Group P.L.C.	139,540	4,205,297	0.2%
	Greene King P.L.C.	1,786,209	12,834,892	0.6%
	Greggs P.L.C.	591,357	10,005,482	0.4%
	GVC Holdings P.L.C.	1,474,855	18,364,234	0.8%
	Gym Group P.L.C. (The)	456,040	1,344,757	0.1%
	Halfords Group P.L.C.	1,240,489	5,444,195	0.2%
	Headlam Group P.L.C.	460,886	3,612,036	0.2%
	Henry Boot P.L.C.	423,664	1,806,793	0.1%
	Hostelworld Group P.L.C.	123,775	561,610	0.0%
	Huntsworth P.L.C.	1,109,918	1,178,884	0.1%
	Inchcape P.L.C.	2,337,053	24,258,271	1.0%
	ITE Group P.L.C.	1,565,186	3,695,220	0.2%
	J D Wetherspoon P.L.C.	481,928	7,967,263	0.3%
#*	Jackpotjoy P.L.C.	144,566	1,567,066	0.1%
	JD Sports Fashion P.L.C.	2,289,045	10,870,409	0.5%
*	Jimmy Choo P.L.C.	338,542	1,034,159	0.0%
	John Menzies P.L.C.	471,357	4,380,166	0.2%
	Ladbrokes Coral Group P.L.C.	6,238,648	10,555,772	0.5%
	Laura Ashley Holdings P.L.C.	1,465,488	154,699	0.0%
	Lookers P.L.C.	1,876,000	2,613,586	0.1%
	Marston's P.L.C.	3,644,221	5,159,488	0.2%
	McCarthy & Stone P.L.C.	1,600,216	3,399,979	0.1%

157

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	995,879	$8,001,689	0.3%
	Mitchells & Butlers P.L.C.	1,178,448	3,998,168	0.2%
	MJ Gleeson P.L.C.	191,456	1,756,312	0.1%
#*	Mothercare P.L.C.	771,640	994,396	0.0%
	N Brown Group P.L.C.	1,083,230	4,334,454	0.2%
#*	Ocado Group P.L.C.	2,584,145	9,872,930	0.4%
	On the Beach Group P.L.C.	252,167	1,380,339	0.1%
#	Pendragon P.L.C.	7,184,488	2,407,924	0.1%
#	Pets at Home Group P.L.C.	1,490,288	3,486,482	0.2%
	Photo-Me International P.L.C.	1,249,846	2,974,917	0.1%
	Rank Group P.L.C.	865,458	2,735,761	0.1%
	Redrow P.L.C.	1,386,677	11,991,291	0.5%
	Restaurant Group P.L.C. (The)	1,177,060	4,747,703	0.2%
	Revolution Bars Group P.L.C.	14,864	33,454	0.0%
*	Sportech P.L.C.	396,817	553,217	0.0%
*	Sports Direct International P.L.C.	1,258,289	6,608,710	0.3%
	SSP Group P.L.C.	2,150,632	16,701,979	0.7%
	STV Group P.L.C.	4,868	23,248	0.0%
	SuperGroup P.L.C.	329,770	8,119,940	0.4%
	Tarsus Group P.L.C.	207,820	848,710	0.0%
	Ted Baker P.L.C.	153,478	5,647,875	0.2%
	Thomas Cook Group P.L.C.	8,687,680	13,822,620	0.6%
	Topps Tiles P.L.C.	925,429	857,430	0.0%
	Trinity Mirror P.L.C.	1,714,822	1,923,773	0.1%
	UBM P.L.C.	2,150,381	20,089,069	0.9%
	Vitec Group P.L.C. (The)	168,835	2,525,798	0.1%
	WH Smith P.L.C.	660,318	17,952,522	0.8%
	William Hill P.L.C.	4,390,122	15,064,779	0.6%
Total Consumer Discretionary			493,055,239	21.2%

Consumer Staples — (4.8%)
	A.G. Barr P.L.C.	665,276	5,514,365	0.2%
#	Anglo-Eastern Plantations P.L.C.	104,452	1,144,303	0.1%
	Booker Group P.L.C.	8,370,700	22,363,754	1.0%
	Britvic P.L.C.	1,306,339	13,130,641	0.6%
	Cranswick P.L.C.	287,167	11,746,946	0.5%
#	Dairy Crest Group P.L.C.	904,296	7,290,631	0.3%
	Devro P.L.C.	956,939	3,092,781	0.1%
	Greencore Group P.L.C.	3,643,038	9,327,356	0.4%
	Hilton Food Group P.L.C.	81,606	967,981	0.1%
	McBride P.L.C	31,345,230	41,631	0.0%
	McBride P.L.C.	1,080,870	3,086,103	0.1%
	McColl's Retail Group P.L.C.	77,861	295,498	0.0%
*	Premier Foods P.L.C.	4,656,491	2,424,894	0.1%
	PZ Cussons P.L.C.	1,596,632	7,007,604	0.3%
*	REA Holdings P.L.C.	50,639	224,448	0.0%
	Stock Spirits Group P.L.C.	879,433	2,942,542	0.1%
	Tate & Lyle P.L.C.	2,718,312	23,351,051	1.0%
Total Consumer Staples			113,952,529	4.9%

158

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (4.2%)
	Anglo Pacific Group P.L.C.	824,529	$1,474,831	0.1%
*	Cairn Energy P.L.C.	3,610,355	10,138,529	0.4%
*	EnQuest P.L.C.	6,129,232	2,097,955	0.1%
#*	Gulf Keystone Petroleum, Ltd.	344,229	476,576	0.0%
	Gulf Marine Services P.L.C.	122,883	87,813	0.0%
*	Hunting P.L.C.	865,376	6,024,755	0.3%
	James Fisher & Sons P.L.C.	274,504	5,661,665	0.2%
	John Wood Group P.L.C.	3,479,405	32,900,578	1.4%
*	Lamprell P.L.C.	1,201,647	1,180,947	0.1%
*	Nostrum Oil & Gas P.L.C.	162,231	810,692	0.0%
*	Ophir Energy P.L.C.	4,489,031	3,889,744	0.2%
	Petrofac, Ltd.	1,280,913	7,136,014	0.3%
#*	Premier Oil P.L.C.	3,177,084	2,873,050	0.1%
	Soco International P.L.C.	1,265,317	1,958,050	0.1%
#	Stobart Group, Ltd.	1,180,018	4,429,134	0.2%
#*	Tullow Oil P.L.C.	7,033,116	17,017,662	0.7%
Total Energy			98,157,995	4.2%

Financials — (14.8%)
*	Aldermore Group P.L.C.	1,178,492	4,710,601	0.2%
	Arrow Global Group P.L.C.	939,424	5,291,435	0.2%
	Ashmore Group P.L.C.	2,065,004	10,558,144	0.5%
	Beazley P.L.C.	2,911,016	19,527,655	0.8%
	BGEO Group P.L.C.	232,578	10,983,062	0.5%
	Brewin Dolphin Holdings P.L.C.	1,629,292	7,648,500	0.3%
	Charles Stanley Group P.L.C.	122,025	650,401	0.0%
	Charles Taylor P.L.C.	192,071	702,092	0.0%
	Chesnara P.L.C.	681,089	3,482,261	0.1%
	Close Brothers Group P.L.C.	842,028	15,529,712	0.7%
	CMC Markets P.L.C.	503,588	1,063,599	0.0%
*	CYBG P.L.C.	2,741,767	11,467,578	0.5%
	esure Group P.L.C.	1,683,935	6,007,272	0.3%
	Hansard Global P.L.C.	16,468	18,846	0.0%
	Hastings Group Holdings P.L.C.	848,972	3,551,252	0.2%
	Hiscox, Ltd.	1,547,072	29,336,860	1.3%
	IG Group Holdings P.L.C.	1,926,366	16,715,603	0.7%
	Intermediate Capital Group P.L.C.	1,606,829	20,747,945	0.9%
	International Personal Finance P.L.C.	1,161,020	3,111,754	0.1%
*	IP Group P.L.C.	1,901,736	3,735,548	0.2%
*	Janus Henderson Group P.L.C.	6,964	241,982	0.0%
	Jardine Lloyd Thompson Group P.L.C.	697,844	12,078,387	0.5%
	Jupiter Fund Management P.L.C.	2,283,894	18,021,025	0.8%
	Just Group P.L.C.	2,130,057	4,360,033	0.2%
	Lancashire Holdings, Ltd.	1,252,367	12,496,084	0.5%
	Man Group P.L.C.	9,157,327	23,548,762	1.0%
	NEX Group P.L.C.	1,698,725	14,295,946	0.6%
	Non-Standard Finance P.L.C.	41,040	41,372	0.0%
#	OneSavings Bank P.L.C.	878,686	4,729,329	0.2%
	Paragon Banking Group P.L.C.	1,630,518	10,290,131	0.4%
	Phoenix Group Holdings	2,000,670	20,109,594	0.9%
	Provident Financial P.L.C.	1,915	23,701	0.0%

159

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Rathbone Brothers P.L.C.	261,693	$8,903,920	0.4%
	River & Mercantile Group P.L.C.	2,983	13,909	0.0%
	S&U P.L.C.	20,417	541,124	0.0%
	Saga P.L.C.	5,734,496	14,553,582	0.6%
	Standard Life Aberdeen P.L.C.	1,039,369	5,930,874	0.3%
	TP ICAP P.L.C.	2,829,016	20,454,412	0.9%
	Virgin Money Holdings UK P.L.C.	1,376,117	5,330,733	0.2%
	Waterloo Investment Holdings, Ltd.	4,000	531	0.0%
Total Financials			350,805,551	15.0%

Health Care — (3.8%)
*	BTG P.L.C.	1,883,903	18,858,989	0.8%
	Cambian Group P.L.C.	559,761	1,442,241	0.1%
#*	Circassia Pharmaceuticals P.L.C.	469,883	521,106	0.0%
	Consort Medical P.L.C.	268,957	3,963,876	0.2%
	Dechra Pharmaceuticals P.L.C.	286,478	7,823,170	0.3%
	Genus P.L.C.	330,930	10,334,910	0.4%
#	Hikma Pharmaceuticals P.L.C.	129,885	2,007,633	0.1%
*	Indivior P.L.C.	3,837,838	18,938,519	0.8%
	Integrated Diagnostics Holdings P.L.C.	330,094	1,287,189	0.1%
	Spire Healthcare Group P.L.C.	1,177,046	4,644,230	0.2%
	UDG Healthcare P.L.C.	1,295,217	15,903,433	0.7%
*	Vectura Group P.L.C.	3,488,250	4,631,673	0.2%
Total Health Care			90,356,969	3.9%

Industrials — (25.8%)
	Aggreko P.L.C.	1,334,788	16,611,140	0.7%
	Air Partner P.L.C.	247,053	409,979	0.0%
	Alumasc Group P.L.C. (The)	45,428	100,740	0.0%
	Avon Rubber P.L.C.	135,585	1,762,499	0.1%
	Balfour Beatty P.L.C.	3,883,006	14,125,920	0.6%
	BBA Aviation P.L.C.	5,990,848	25,309,196	1.1%
	Bodycote P.L.C.	1,114,819	13,865,988	0.6%
	Braemar Shipping Services P.L.C.	138,732	568,697	0.0%
	Capita P.L.C.	1,200,867	8,362,864	0.4%
#	Carillion P.L.C.	2,653,376	1,602,315	0.1%
	Carr's Group P.L.C.	343,111	656,055	0.0%
	Castings P.L.C.	157,187	970,163	0.0%
	Chemring Group P.L.C.	1,670,720	3,827,281	0.2%
#	Clarkson P.L.C.	135,973	5,300,557	0.2%
	Clipper Logistics P.L.C.	46,575	269,293	0.0%
*	Cobham P.L.C.	12,408,518	22,901,572	1.0%
	Communisis P.L.C.	1,085,623	778,807	0.0%
	Costain Group P.L.C.	596,856	3,422,526	0.2%
	De La Rue P.L.C.	662,727	6,158,430	0.3%
*	Dialight P.L.C.	102,467	871,318	0.0%
	Diploma P.L.C.	643,732	9,219,389	0.4%
	Elis SA	377,312	9,747,615	0.4%
	Fenner P.L.C.	1,150,727	5,270,556	0.2%
*	Firstgroup P.L.C.	7,308,367	10,676,482	0.5%
*	Flybe Group P.L.C.	616,871	286,808	0.0%
160

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	G4S P.L.C.	686,732	$2,562,487	0.1%
	Galliford Try P.L.C.	481,131	7,796,892	0.3%
	Go-Ahead Group P.L.C.	245,440	5,769,958	0.3%
	Goodwin P.L.C.	383	10,469	0.0%
	Grafton Group P.L.C.	1,236,009	13,504,080	0.6%
	Harvey Nash Group P.L.C.	29,146	38,749	0.0%
	Hays P.L.C.	8,341,552	20,648,960	0.9%
	Hogg Robinson Group P.L.C.	182,016	181,533	0.0%
	HomeServe P.L.C.	1,383,521	15,731,024	0.7%
	Howden Joinery Group P.L.C.	3,763,658	20,496,619	0.9%
	IMI P.L.C.	1,368,653	22,207,186	1.0%
#	Interserve P.L.C.	841,666	815,460	0.0%
	IWG P.L.C.	3,349,423	9,582,930	0.4%
	John Laing Group P.L.C.	1,230,137	4,663,459	0.2%
	Keller Group P.L.C.	436,813	5,434,047	0.2%
	Kier Group P.L.C.	558,502	7,709,817	0.3%
	Management Consulting Group P.L.C.	788,035	66,366	0.0%
	Mears Group P.L.C.	559,712	3,368,948	0.1%
	Meggitt P.L.C.	3,799,091	26,153,041	1.1%
	Melrose Industries P.L.C.	9,415,164	27,500,308	1.2%
#	Mitie Group P.L.C.	2,122,246	6,678,107	0.3%
	Morgan Advanced Materials P.L.C.	1,596,390	6,657,823	0.3%
	Morgan Sindall Group P.L.C.	220,734	4,236,265	0.2%
	National Express Group P.L.C.	2,332,891	11,388,239	0.5%
	Norcros P.L.C.	29,186	68,611	0.0%
	Northgate P.L.C.	818,775	4,869,226	0.2%
	Pagegroup P.L.C.	1,768,306	10,983,990	0.5%
	PayPoint P.L.C.	283,410	3,456,574	0.2%
	Polypipe Group P.L.C.	1,128,301	6,186,334	0.3%
	Porvair P.L.C.	23,296	145,310	0.0%
	QinetiQ Group P.L.C.	3,166,821	10,265,348	0.4%
	Renewi P.L.C.	3,982,348	5,488,964	0.2%
*	Renold P.L.C.	193,435	112,467	0.0%
	Rentokil Initial P.L.C.	4,056,594	18,089,762	0.8%
	Ricardo P.L.C.	271,798	2,952,222	0.1%
	Robert Walters P.L.C.	381,498	3,147,939	0.1%
	Rotork P.L.C.	4,239,914	14,795,429	0.6%
	Royal Mail P.L.C.	737,584	3,665,167	0.2%
	RPS Group P.L.C.	1,347,928	5,266,437	0.2%
	Senior P.L.C.	2,470,762	9,462,853	0.4%
*	Serco Group P.L.C.	3,356,146	5,198,162	0.2%
	Severfield P.L.C.	1,262,597	1,093,973	0.1%
	SIG P.L.C.	3,688,259	8,447,397	0.4%
	Speedy Hire P.L.C.	2,890,361	2,122,491	0.1%
	Spirax-Sarco Engineering P.L.C.	367,759	27,595,228	1.2%
	St. Ives P.L.C.	747,425	729,834	0.0%
	Stagecoach Group P.L.C.	2,117,596	4,690,609	0.2%
	Sthree P.L.C.	530,086	2,499,544	0.1%
	T Clarke P.L.C.	147,457	151,727	0.0%
	Travis Perkins P.L.C.	853,860	17,236,813	0.7%
	Trifast P.L.C.	465,641	1,361,245	0.1%
	Tyman P.L.C.	517,200	2,350,020	0.1%

161

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Ultra Electronics Holdings P.L.C.	410,895	$9,949,709	0.4%
	Vesuvius P.L.C.	1,471,231	11,477,902	0.5%
*	Volex P.L.C.	307,047	293,600	0.0%
	Volution Group P.L.C.	175,581	492,492	0.0%
	Vp P.L.C.	159,998	1,700,303	0.1%
	Weir Group P.L.C. (The)	633,437	16,421,638	0.7%
	Wilmington P.L.C.	334,384	1,053,065	0.0%
	Wincanton P.L.C.	657,672	2,184,073	0.1%
*	Wizz Air Holdings P.L.C.	141,798	6,168,164	0.3%
	XP Power, Ltd.	79,867	3,711,725	0.2%
Total Industrials			612,165,304	26.3%

Information Technology — (10.9%)
	Acal P.L.C.	350,908	1,477,451	0.1%
	Auto Trader Group P.L.C.	3,741,417	17,013,390	0.7%
	AVEVA Group P.L.C.	418,609	14,024,471	0.6%
	Computacenter P.L.C.	441,424	5,832,228	0.2%
	Electrocomponents P.L.C.	2,762,938	25,482,641	1.1%
#	Equiniti Group P.L.C.	1,035,565	4,164,596	0.2%
	FDM Group Holdings P.L.C.	117,624	1,525,166	0.1%
	Fidessa Group P.L.C.	213,522	6,456,266	0.3%
	Gocompare.Com Group P.L.C.	1,697,878	2,295,704	0.1%
	Halma P.L.C.	1,908,645	29,948,327	1.3%
*	Imagination Technologies Group P.L.C.	594,017	1,424,477	0.1%
	Kainos Group P.L.C.	116,379	439,286	0.0%
	Laird P.L.C.	2,935,275	6,356,247	0.3%
	Moneysupermarket.com Group P.L.C.	2,650,925	11,437,629	0.5%
#	NCC Group P.L.C.	1,099,853	3,358,838	0.1%
	Oxford Instruments P.L.C.	313,269	3,953,004	0.2%
*	Paysafe Group P.L.C.	2,424,051	18,868,212	0.8%
	Playtech P.L.C.	1,462,260	19,106,906	0.8%
	Renishaw P.L.C.	194,895	12,821,685	0.5%
	Rightmove P.L.C.	468,485	25,845,606	1.1%
	RM P.L.C.	318,504	687,367	0.0%
	SDL P.L.C.	429,038	3,065,901	0.1%
	Softcat P.L.C.	510,218	3,636,803	0.2%
	Spectris P.L.C.	701,125	23,837,173	1.0%
	Spirent Communications P.L.C.	3,259,260	4,275,754	0.2%
	TT Electronics P.L.C.	889,623	2,637,887	0.1%
	Xaar P.L.C.	378,164	2,463,138	0.1%
	ZPG P.L.C.	1,407,097	6,541,219	0.3%
Total Information Technology			258,977,372	11.1%

Materials — (7.4%)
	Acacia Mining P.L.C.	900,534	2,156,455	0.1%
*	Carclo P.L.C.	238,794	421,006	0.0%
	Centamin P.L.C.	6,065,603	11,225,942	0.5%
	DS Smith P.L.C.	3,354,420	23,198,985	1.0%
	Elementis P.L.C.	2,658,318	10,038,556	0.4%
	Essentra P.L.C.	1,496,471	10,579,865	0.5%
	Evraz P.L.C.	1,700,218	6,516,459	0.3%

162

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Ferrexpo P.L.C.	1,726,748	$5,828,920	0.3%
	Forterra P.L.C.	216,806	864,284	0.0%
*	Gem Diamonds, Ltd.	654,276	695,095	0.0%
	Hill & Smith Holdings P.L.C.	448,007	7,870,505	0.3%
	Hochschild Mining P.L.C.	1,434,696	4,200,098	0.2%
	Ibstock P.L.C.	1,477,451	4,868,597	0.2%
*	KAZ Minerals P.L.C.	1,433,524	15,478,418	0.7%
#*	Lonmin P.L.C.	1,584,135	2,114,480	0.1%
	Low & Bonar P.L.C.	1,194,255	1,094,050	0.0%
	Marshalls P.L.C.	1,138,633	7,211,928	0.3%
*	Petra Diamonds, Ltd.	3,145,803	3,216,066	0.1%
#*	Petropavlovsk P.L.C.	13,841,290	1,473,055	0.1%
	RPC Group P.L.C.	2,253,573	28,202,447	1.2%
	Synthomer P.L.C.	1,390,961	9,044,905	0.4%
	Vedanta Resources P.L.C.	344,513	4,062,681	0.2%
	Victrex P.L.C.	482,843	15,374,148	0.7%
	Zotefoams P.L.C.	93,537	437,162	0.0%
Total Materials			176,174,107	7.6%

Real Estate — (2.3%)
#	Capital & Counties Properties P.L.C.	4,125,455	14,588,700	0.6%
	CLS Holdings P.L.C.	357,932	1,051,510	0.0%
#*	Countrywide P.L.C.	736,847	1,220,653	0.1%
	Daejan Holdings P.L.C.	41,786	3,439,306	0.2%
	Foxtons Group P.L.C.	1,025,578	1,077,409	0.0%
	Grainger P.L.C.	2,849,366	10,537,826	0.5%
	Harworth Group P.L.C.	30,680	43,801	0.0%
	Helical P.L.C.	645,281	2,637,656	0.1%
	LSL Property Services P.L.C.	337,727	1,048,431	0.0%
*	Raven Russia, Ltd.	1,019,157	667,820	0.0%
	Savills P.L.C.	819,792	10,155,621	0.4%
	St. Modwen Properties P.L.C.	1,203,358	6,081,627	0.3%
	U & I Group P.L.C.	734,066	1,800,490	0.1%
Total Real Estate			54,350,850	2.3%

Telecommunication Services — (1.3%)
	Inmarsat P.L.C.	2,371,810	19,563,902	0.9%
	KCOM Group P.L.C.	3,231,847	4,612,984	0.2%
#	TalkTalk Telecom Group P.L.C.	2,658,372	7,538,628	0.3%
Total Telecommunication Services			31,715,514	1.4%

Utilities — (1.6%)
	Drax Group P.L.C.	2,300,814	8,488,489	0.4%
	Pennon Group P.L.C.	2,236,812	23,590,729	1.0%

163

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
Telecom Plus P.L.C.	331,422	$5,369,598	0.2%
Total Utilities		37,448,816	1.6%
TOTAL COMMON STOCKS		2,317,160,246	99.5%
TOTAL INVESTMENT SECURITIES		2,317,160,246

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
§@ DFA Short Term Investment Fund	4,640,939	53,700,300	2.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,951,561,258)		$2,370,860,546	101.8%

164

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$493,055,239	—	$493,055,239
Consumer Staples	—	113,952,529	—	113,952,529
Energy	—	98,157,995	—	98,157,995
Financials	—	350,805,551	—	350,805,551
Health Care	—	90,356,969	—	90,356,969
Industrials	—	612,165,304	—	612,165,304
Information Technology	—	258,977,372	—	258,977,372
Materials	—	176,174,107	—	176,174,107
Real Estate	—	54,350,850	—	54,350,850
Telecommunication Services	—	31,715,514	—	31,715,514
Utilities	—	37,448,816	—	37,448,816
Securities Lending Collateral	—	53,700,300	—	53,700,300
TOTAL	—	$2,370,860,546	—	$2,370,860,546

165

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	18,464	$2,289,181	0.0%
	ANDRITZ AG	351,021	19,848,846	0.4%
	Atrium European Real Estate, Ltd.	784,678	3,675,385	0.1%
#	Austria Technologie & Systemtechnik AG	162,266	3,474,069	0.1%
	BUWOG AG	489,463	14,108,603	0.3%
	CA Immobilien Anlagen AG	447,444	12,758,181	0.2%
#	DO & CO AG	33,913	1,798,393	0.0%
	EVN AG	210,647	3,325,087	0.1%
*	FACC AG	121,108	2,111,886	0.0%
	Flughafen Wien AG	21,308	857,413	0.0%
#	IMMOFINANZ AG	5,007,188	12,654,401	0.2%
	Josef Manner & Co. AG	870	60,184	0.0%
	Kapsch TrafficCom AG	33,915	1,969,848	0.0%
	Lenzing AG	66,004	8,934,872	0.2%
	Mayr Melnhof Karton AG	49,633	7,206,168	0.1%
	Oberbank AG	45,050	4,174,215	0.1%
	Oesterreichische Post AG	202,551	8,994,512	0.2%
	Palfinger AG	90,652	4,007,204	0.1%
	POLYTEC Holding AG	103,266	2,569,517	0.0%
#	Porr Ag	50,044	1,564,598	0.0%
*	Raiffeisen Bank International AG	394,076	13,704,435	0.2%
#	Rosenbauer International AG	19,267	1,215,573	0.0%
	S IMMO AG	330,386	5,819,587	0.1%
#*	Schoeller-Bleckmann Oilfield Equipment AG	63,374	5,913,337	0.1%
#	Semperit AG Holding	68,546	2,004,275	0.0%
	Strabag SE	105,005	4,384,573	0.1%
	Telekom Austria AG	750,700	7,028,178	0.1%
	UBM Realitaetenentwicklung AG	7,987	363,719	0.0%
	UNIQA Insurance Group AG	804,719	8,245,052	0.1%
	Verbund AG	308,524	7,492,241	0.1%
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	193,477	5,663,916	0.1%
	Wienerberger AG	617,965	15,855,402	0.3%
#	Wolford AG	11,252	208,606	0.0%
	Zumtobel Group AG	173,368	2,964,066	0.1%
TOTAL AUSTRIA			197,245,523	3.4%

BELGIUM — (4.2%)
#*	Ablynx NV	353,451	7,251,510	0.1%
	Ackermans & van Haaren NV	134,719	23,072,545	0.4%
*	AGFA-Gevaert NV	1,218,771	5,726,252	0.1%
	Atenor	9,421	530,505	0.0%
	Banque Nationale de Belgique	87	289,376	0.0%
	Barco NV	67,758	6,942,025	0.1%
	Bekaert SA	214,947	10,167,357	0.2%
#*	Biocartis NV	37,762	565,878	0.0%
	bpost SA	503,661	14,200,245	0.3%
#*	Celyad SA	41,080	2,394,637	0.0%
	Cie d'Entreprises CFE	48,913	7,152,500	0.1%
	Cie Immobiliere de Belgique SA	14,788	915,336	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	472,710	0.0%

166

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	D'ieteren SA	139,221	$6,367,155	0.1%
*	Dalenys	20,562	212,932	0.0%
	Deceuninck NV	385,581	1,431,238	0.0%
	Econocom Group SA	686,666	5,284,725	0.1%
	Elia System Operator SA	170,406	9,884,466	0.2%
#	Euronav NV	767,990	6,364,502	0.1%
	EVS Broadcast Equipment SA	75,122	2,823,224	0.1%
#	Exmar NV	174,456	1,160,296	0.0%
#*	Fagron	262,019	3,398,795	0.1%
*	Galapagos NV(B07MXC1)	27,600	2,677,761	0.1%
*	Galapagos NV(B07Q2V5)	220,186	21,413,464	0.4%
	Gimv NV	51,130	3,081,494	0.1%
#	Ion Beam Applications	115,719	3,547,262	0.1%
	Jensen-Group NV	14,795	712,037	0.0%
	Kinepolis Group NV	94,699	6,398,925	0.1%
#	Lotus Bakeries	1,464	3,716,696	0.1%
#*	MDxHealth	214,040	1,190,310	0.0%
	Melexis NV	113,154	11,338,431	0.2%
#*	Nyrstar NV	745,540	5,952,157	0.1%
	Ontex Group NV	470,726	16,555,281	0.3%
	Orange Belgium SA	178,058	4,124,421	0.1%
	Picanol	28,690	3,236,963	0.1%
	RealDolmen	120	3	0.0%
	RealDolmen NV/SA	9,714	283,282	0.0%
	Recticel SA	247,048	2,445,986	0.0%
#	Resilux	5,092	893,495	0.0%
	Roularta Media Group NV	10,773	269,067	0.0%
	Sapec	1,288	89,274	0.0%
	Sioen Industries NV	50,085	1,524,965	0.0%
	Sipef SA	31,777	2,337,772	0.0%
*	Telenet Group Holding NV	35,452	2,451,852	0.0%
	TER Beke SA	2,544	513,421	0.0%
*	Tessenderlo Group SA	213,754	10,257,793	0.2%
#*	ThromboGenics NV	183,701	956,760	0.0%
#*	TiGenix NV	898,987	1,026,375	0.0%
	Umicore SA	703,600	31,444,010	0.6%
	Van de Velde NV	35,498	1,963,996	0.0%
*	Viohalco SA	583,796	2,006,434	0.0%
TOTAL BELGIUM			259,017,896	4.5%

DENMARK — (4.8%)
#	ALK-Abello A.S.	36,440	5,704,164	0.1%
	Alm Brand A.S.	562,935	5,822,412	0.1%
	Ambu A.S. Class B	134,157	12,365,487	0.2%
	Arkil Holding A.S. Class B	504	108,341	0.0%
*	Bang & Olufsen A.S.	256,627	5,948,126	0.1%
	BankNordik P/F	4,503	83,149	0.0%
#*	Bavarian Nordic A.S.	204,295	8,289,868	0.2%
	Brodrene Hartmann A.S.	16,148	877,849	0.0%
#	Columbus A.S.	305,416	631,313	0.0%
#*	D/S Norden A.S.	182,838	3,798,293	0.1%

167

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	DFDS A.S.	175,917	$10,201,768	0.2%
	Djurslands Bank A.S.	8,970	355,388	0.0%
#	FLSmidth & Co. A.S.	254,968	17,478,513	0.3%
	Fluegger A.S. Class B	4,198	235,155	0.0%
	GN Store Nord A.S.	855,243	28,303,028	0.5%
	Gronlandsbanken A.S.	1,125	112,674	0.0%
*	H+H International A.S. Class B	55,740	1,134,490	0.0%
	Harboes Bryggeri A.S. Class B	16,516	288,156	0.0%
	IC Group A.S.	40,541	995,973	0.0%
#*	Jeudan A.S.	6,151	687,570	0.0%
	Jyske Bank A.S.	434,014	24,525,321	0.4%
	Lan & Spar Bank	4,981	358,456	0.0%
	Matas A.S.	201,093	2,251,807	0.0%
*	Nilfisk Holding A.S.	182,797	8,784,672	0.2%
*	NKT A.S.	182,797	7,836,733	0.1%
	NNIT A.S.	40,346	1,149,447	0.0%
	Nordjyske Bank A.S.	41,325	782,961	0.0%
	Parken Sport & Entertainment A.S.	33,556	382,838	0.0%
	Per Aarsleff Holding A.S.	122,724	3,401,661	0.1%
	Ringkjoebing Landbobank A.S.	124,338	6,206,953	0.1%
#	Roblon A.S. Class B	2,700	172,920	0.0%
	Rockwool International A.S. Class A	116	28,769	0.0%
	Rockwool International A.S. Class B	45,423	12,331,779	0.2%
	Royal Unibrew A.S.	243,054	13,992,764	0.3%
#	RTX A.S.	43,826	1,299,942	0.0%
*	Santa Fe Group A.S.	127,806	1,000,615	0.0%
	Schouw & Co. AB	78,577	8,176,982	0.2%
	SimCorp A.S.	236,334	14,433,485	0.3%
	Solar A.S. Class B	33,952	2,180,118	0.0%
	Spar Nord Bank A.S.	486,903	6,192,693	0.1%
	Sydbank A.S.	500,255	19,529,181	0.3%
	TDC A.S.	5,173,971	30,589,544	0.5%
	Tivoli A.S.	9,390	819,256	0.0%
*	TK Development A.S.	600,824	883,741	0.0%
*	Topdanmark A.S.	491,266	20,195,323	0.4%
	United International Enterprises	10,218	2,122,091	0.0%
#*	Vestjysk Bank A.S.	334,282	153,371	0.0%
#*	Zealand Pharma A.S.	140,795	2,601,171	0.1%
TOTAL DENMARK			295,806,311	5.1%

FINLAND — (6.0%)
#	Afarak Group Oyj	261,495	254,546	0.0%
	Ahlstrom-Munksjo Oyj	99,431	2,181,964	0.0%
	Aktia Bank Oyj	147,998	1,598,231	0.0%
	Alandsbanken Abp Class B	21,354	373,388	0.0%
	Alma Media Oyj	67,683	548,166	0.0%
	Amer Sports Oyj	678,576	16,883,420	0.3%
	Apetit Oyj	18,766	292,898	0.0%
	Aspo Oyj	92,762	992,059	0.0%
	Atria Oyj	64,462	898,749	0.0%
*	BasWare Oyj	45,370	2,234,746	0.0%

168

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	Bittium Oyj	175,613	$1,266,577	0.0%
	Cargotec Oyj Class B	240,996	14,226,789	0.3%
#*	Caverion Oyj	604,858	4,578,280	0.1%
	Citycon Oyj	2,307,048	5,633,354	0.1%
	Cramo Oyj	216,643	4,809,731	0.1%
	Digia Oyj	69,731	203,763	0.0%
	Elisa Oyj	674,321	27,152,966	0.5%
	F-Secure Oyj	555,959	2,847,856	0.1%
	Finnair Oyj	472,532	6,162,613	0.1%
	Fiskars Oyj Abp	196,171	4,900,267	0.1%
*	Glaston Oyj Abp	46,084	25,547	0.0%
	HKScan Oyj Class A	193,582	710,858	0.0%
	Huhtamaki Oyj	574,099	24,453,639	0.4%
	Ilkka-Yhtyma Oyj	61,503	248,481	0.0%
	Kemira Oyj	700,602	9,871,314	0.2%
	Kesko Oyj Class A	35,459	1,797,862	0.0%
	Kesko Oyj Class B	374,357	19,117,902	0.3%
	Konecranes Oyj	344,278	15,851,835	0.3%
	Lassila & Tikanoja Oyj	184,650	3,915,352	0.1%
	Lemminkainen Oyj	30,098	807,260	0.0%
	Metsa Board Oyj	1,398,928	10,377,390	0.2%
	Metso Oyj	654,668	23,776,410	0.4%
	Nokian Renkaat Oyj	659,051	30,215,607	0.5%
	Olvi Oyj Class A	70,623	2,306,959	0.0%
	Oriola Oyj Class A	6,054	24,735	0.0%
	Oriola Oyj Class B	628,439	2,356,604	0.0%
	Orion Oyj Class A	123,563	5,071,703	0.1%
	Orion Oyj Class B	236,640	9,698,659	0.2%
	Outokumpu Oyj	2,921,503	27,616,847	0.5%
#*	Outotec Oyj	1,238,541	9,852,202	0.2%
	Pihlajalinna Oyj	50,309	925,397	0.0%
	Ponsse Oyj	57,223	1,796,188	0.0%
*	Poyry Oyj	188,253	1,074,802	0.0%
*	QT Group Oyj	55,899	377,708	0.0%
	Raisio Oyj Class V	637,300	2,634,287	0.0%
	Ramirent Oyj	524,612	4,826,503	0.1%
	Rapala VMC Oyj	109,543	495,023	0.0%
	Revenio Group Oyj	31,437	1,347,940	0.0%
	Sanoma Oyj	749,458	8,896,471	0.2%
#	SRV Group OYJ	33,082	159,340	0.0%
*	Stockmann Oyj Abp Class A	42,474	274,649	0.0%
#*	Stockmann Oyj Abp Class B	173,382	1,113,656	0.0%
	Technopolis Oyj	953,741	4,297,784	0.1%
	Teleste Oyj	46,406	429,825	0.0%
	Tieto Oyj	304,414	9,320,114	0.2%
	Tikkurila Oyj	227,385	4,494,675	0.1%
	Uponor Oyj	298,122	6,001,357	0.1%
	Vaisala Oyj Class A	49,697	2,701,186	0.1%
	Valmet Oyj	746,829	14,480,125	0.3%
	Viking Line Abp	10,366	217,205	0.0%

169

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	YIT Oyj	1,293,609	$9,831,168	0.2%
TOTAL FINLAND			371,832,932	6.5%

FRANCE — (12.9%)
	ABC Arbitrage	150,388	1,084,528	0.0%
#	Actia Group	48,398	371,110	0.0%
#*	Air France-KLM	993,402	15,554,359	0.3%
	Akka Technologies	51,478	3,104,448	0.1%
	Albioma SA	128,585	3,065,190	0.1%
	Altamir	129,576	2,336,516	0.1%
	Alten SA	142,403	12,462,595	0.2%
	Altran Technologies SA	771,932	14,276,709	0.3%
#*	Antalis International SAS	80,106	195,010	0.0%
	April SA	74,473	1,240,276	0.0%
#*	Archos	138,714	114,697	0.0%
	Arkema SA	89,551	11,313,098	0.2%
	Assystem	62,252	2,408,763	0.1%
	Aubay	31,239	1,257,600	0.0%
	Axway Software SA	35,286	970,201	0.0%
	Bastide le Confort Medical	14,882	801,624	0.0%
	Beneteau SA	216,231	3,890,098	0.1%
*	Bigben Interactive	39,004	612,796	0.0%
	BioMerieux	91,219	7,154,934	0.1%
	Boiron SA	38,163	3,445,676	0.1%
	Bonduelle SCA	79,100	3,733,305	0.1%
#	Bourbon Corp.	97,879	874,498	0.0%
	Burelle SA	1,252	1,871,034	0.0%
#	Casino Guichard Perrachon SA	87,420	4,991,632	0.1%
	Catering International Services	14,124	282,177	0.0%
#*	Cegedim SA	25,022	973,875	0.0%
#*	CGG SA	97,011	463,313	0.0%
	Chargeurs SA(5021318)	107,537	3,033,528	0.1%
*	Chargeurs SA(BDH48T0)	1,205	32,312	0.0%
	Cie des Alpes	48,126	1,526,479	0.0%
	Cie Plastic Omnium SA	312,439	13,027,933	0.2%
*	Coface SA	364,884	3,986,824	0.1%
	Derichebourg SA	584,687	6,234,431	0.1%
	Devoteam SA	28,114	2,627,255	0.1%
	Dom Security	2,414	172,884	0.0%
#	Edenred	1,222,953	35,256,073	0.6%
	Electricite de Strasbourg SA	21,168	3,079,690	0.1%
	Elior Group SA	578,748	16,435,422	0.3%
#	Elis SA	500,629	13,052,484	0.2%
*	Eramet	45,347	3,734,686	0.1%
*	Esso SA Francaise	15,303	1,044,752	0.0%
*	Etablissements Maurel et Prom	16,344	69,304	0.0%
	Euler Hermes Group	62,021	7,195,143	0.1%
	Euronext NV	291,850	17,333,173	0.3%
	Europcar Groupe SA	387,193	5,537,470	0.1%
#	Eutelsat Communications SA	499,917	12,521,906	0.2%
	Exel Industries Class A	10,330	1,373,467	0.0%

170

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Faurecia	306,467	$22,278,725	0.4%
	Fleury Michon SA	5,962	352,342	0.0%
*	Fnac Darty SA	80,703	7,627,586	0.1%
	Gaumont SA	13,521	1,568,653	0.0%
#	Gaztransport Et Technigaz SA	115,771	5,666,425	0.1%
	GEA	2,433	255,014	0.0%
	Gevelot SA	3,466	811,939	0.0%
	GL Events	48,992	1,492,503	0.0%
	Groupe Crit	23,123	2,182,143	0.0%
	Groupe Eurotunnel SE	1,656,217	20,813,393	0.4%
#*	Groupe Gorge	22,858	512,449	0.0%
	Groupe Open	28,476	961,786	0.0%
#	Guerbet	32,440	2,920,538	0.1%
#	Haulotte Group SA	74,466	1,357,070	0.0%
	HERIGE SADCS	4,147	184,017	0.0%
#*	HiPay Group SA	24,579	388,703	0.0%
*	ID Logistics Group	8,079	1,387,114	0.0%
	Imerys SA	142,632	12,987,459	0.2%
#	Ingenico Group SA	301,300	29,258,749	0.5%
	Interparfums SA	51,788	1,930,614	0.0%
	Ipsen SA	115,089	13,915,124	0.3%
	IPSOS	185,468	6,854,775	0.1%
	Jacquet Metal Service	70,664	2,285,119	0.0%
	Kaufman & Broad SA	80,346	3,550,364	0.1%
	Korian SA	231,307	7,517,060	0.1%
	Lagardere SCA	673,857	22,190,928	0.4%
	Lanson-BCC	8,795	335,391	0.0%
	Laurent-Perrier	12,613	1,182,894	0.0%
	Le Belier	5,812	319,173	0.0%
	Le Noble Age	29,442	2,064,110	0.0%
	Lectra	133,460	3,905,488	0.1%
#	Linedata Services	11,036	503,276	0.0%
	LISI	96,951	4,450,396	0.1%
	Maisons France Confort SA	15,908	1,111,291	0.0%
	Manitou BF SA	49,876	1,976,226	0.0%
	Manutan International	14,076	1,388,482	0.0%
	Mersen SA	117,956	5,177,167	0.1%
#*	METabolic EXplorer SA	151,621	392,175	0.0%
	Metropole Television SA	290,250	6,710,196	0.1%
	MGI Coutier	56,783	2,305,462	0.1%
	Mr Bricolage	30,731	602,804	0.0%
#*	Naturex	33,826	3,841,529	0.1%
	Neopost SA	196,501	7,243,151	0.1%
	Nexans SA	184,272	12,060,121	0.2%
	Nexity SA	216,719	13,320,017	0.2%
#*	Nicox	136,752	1,399,691	0.0%
*	NRJ Group	73,487	927,618	0.0%
#	Oeneo SA	136,683	1,506,416	0.0%
#*	Onxeo SA(B04P0G6)	246,319	407,528	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	81,127	0.0%
	Orpea	178,098	21,337,715	0.4%
#*	Parrot SA	110,259	1,374,681	0.0%

171

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	PCAS	6,508	$128,304	0.0%
*	Pierre & Vacances SA	29,314	1,567,774	0.0%
	Plastivaloire	40,938	1,048,312	0.0%
	PSB Industries SA	8,574	474,364	0.0%
#	Rallye SA	139,003	2,376,465	0.1%
#*	Recylex SA	22,486	369,275	0.0%
	Rexel SA	1,596,995	28,477,648	0.5%
#	Robertet SA	3,476	1,625,652	0.0%
	Rothschild & Co.	31,593	1,134,588	0.0%
#	Rubis SCA	466,180	29,254,014	0.5%
	Samse SA	8,068	1,476,377	0.0%
	Sartorius Stedim Biotech	101,854	6,941,415	0.1%
	Savencia SA	33,010	3,153,164	0.1%
	SEB SA	40,684	7,581,684	0.1%
	Seche Environnement SA	12,173	441,009	0.0%
#*	Sequana SA	289,137	269,488	0.0%
#*	SES-imagotag SA	8,385	288,614	0.0%
	Societe BIC SA	719	75,920	0.0%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,949,046	0.1%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	86,783	0.0%
#	Societe pour l'Informatique Industrielle	39,961	1,035,221	0.0%
*	SOITEC	87,729	6,903,879	0.1%
#*	Solocal Group	3,289,445	3,639,475	0.1%
	Somfy SA	104,615	10,596,031	0.2%
	Sopra Steria Group	74,602	13,994,786	0.3%
	SPIE SA	434,521	11,432,857	0.2%
*	Stallergenes Greer P.L.C.	14,875	762,428	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	362,344	2,295,668	0.0%
	Stef SA	28,044	3,100,067	0.1%
	Sword Group	35,526	1,456,937	0.0%
	Synergie SA	69,728	3,776,776	0.1%
	Tarkett SA	121,413	5,164,743	0.1%
	Technicolor SA	1,482,868	5,254,685	0.1%
	Teleperformance	253,057	36,957,477	0.7%
	Television Francaise 1	615,411	8,749,662	0.2%
	Tessi SA	6,874	1,390,181	0.0%
	TFF Group	5,065	925,720	0.0%
#	Thermador Groupe	15,556	1,901,455	0.0%
	Total Gabon	1,515	248,176	0.0%
*	Touax SA	8,812	138,761	0.0%
	Trigano SA	46,958	7,577,721	0.1%
*	Ubisoft Entertainment SA	521,852	39,817,112	0.7%
	Union Financiere de France BQE SA	16,855	637,904	0.0%
#*	Vallourec SA	1,629,822	8,914,161	0.2%
#*	Valneva SE	313,427	1,014,910	0.0%
	Vetoquinol SA	17,183	1,108,945	0.0%
	Vicat SA	88,509	6,846,212	0.1%
	VIEL & Cie SA	161,700	1,006,668	0.0%
	Vilmorin & Cie SA	28,529	2,747,239	0.1%
#*	Virbac SA	22,063	2,840,703	0.1%
	Vranken-Pommery Monopole SA	18,262	512,613	0.0%

172

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
*	Worldline SA	49,810	$2,435,648	0.1%
TOTAL FRANCE			798,204,712	13.9%

GERMANY — (14.8%)
	Aareal Bank AG	400,002	16,631,037	0.3%
*	Adler Modemaerkte AG	43,741	296,945	0.0%
#*	ADLER Real Estate AG	152,507	2,363,067	0.0%
	ADO Properties SA	66,737	3,299,303	0.1%
#*	ADVA Optical Networking SE	227,659	1,429,706	0.0%
*	AIXTRON SE	634,440	9,903,954	0.2%
	All for One Steeb AG	569	40,313	0.0%
	Allgeier SE	28,772	763,044	0.0%
	Amadeus Fire AG	30,551	2,800,740	0.1%
*	AS Creation Tapeten	7,109	179,086	0.0%
	Atoss Software AG	193	16,411	0.0%
#	Aurubis AG	190,068	15,575,386	0.3%
#	Axel Springer SE	217,339	14,633,448	0.3%
	Basler AG	5,657	1,151,896	0.0%
	Bauer AG	53,409	1,728,614	0.0%
	BayWa AG(5838057)	81,254	3,175,471	0.1%
	BayWa AG(5838068)	124	4,916	0.0%
	Bechtle AG	158,870	12,715,311	0.2%
#	Bertrandt AG	27,357	2,580,978	0.1%
	Bijou Brigitte AG	19,732	1,237,943	0.0%
#	Bilfinger SE	178,040	7,182,914	0.1%
#	Biotest AG	60,306	1,907,609	0.0%
	Borussia Dortmund GmbH & Co. KGaA	478,728	3,982,695	0.1%
#	CANCOM SE	89,872	6,639,230	0.1%
	Carl Zeiss Meditec AG	180,477	9,623,618	0.2%
	CECONOMY AG	509,047	6,644,554	0.1%
	CENIT AG	49,616	1,174,042	0.0%
	CENTROTEC Sustainable AG	44,813	969,402	0.0%
	Cewe Stiftung & Co. KGAA	30,681	3,008,211	0.1%
	Comdirect Bank AG	181,201	2,511,861	0.1%
	CompuGroup Medical SE	118,208	6,806,151	0.1%
*	Constantin Medien AG	333,881	739,059	0.0%
	CropEnergies AG	118,349	1,253,648	0.0%
	CTS Eventim AG & Co. KGaA	219,481	9,078,279	0.2%
	Data Modul AG	11,455	1,024,189	0.0%
#	Delticom AG	28,981	432,244	0.0%
	Deutsche Beteiligungs AG	62,896	3,197,695	0.1%
#	Deutsche EuroShop AG	220,384	8,054,958	0.1%
	Deutsche Pfandbriefbank AG	298,169	4,291,608	0.1%
	Deutz AG	599,311	5,077,051	0.1%
*	Dialog Semiconductor P.L.C.	382,079	19,089,174	0.3%
	DIC Asset AG	276,567	3,252,247	0.1%
	Diebold Nixdorf AG	11,893	997,459	0.0%
	DMG Mori AG	33,168	1,920,461	0.0%
	Dr Hoenle AG	25,078	1,161,930	0.0%
	Draegerwerk AG & Co. KGaA	16,396	1,455,026	0.0%
	Drillisch AG	227,365	16,129,551	0.3%

173

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Duerr AG	143,919	$19,916,912	0.4%
	Eckert & Ziegler AG	18,549	785,607	0.0%
	EDAG Engineering Group AG	8,012	124,766	0.0%
	Elmos Semiconductor AG	57,683	1,626,336	0.0%
#	ElringKlinger AG	167,277	2,925,561	0.1%
*	Euromicron AG	43,500	441,880	0.0%
*	Evotec AG	1,078,504	22,950,178	0.4%
#	Ferratum Oyj	23,569	745,934	0.0%
	Fielmann AG	112,225	9,860,988	0.2%
*	First Sensor AG	25,287	622,896	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	305,864	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	52,289	4,968,692	0.1%
	Freenet AG	763,964	25,583,539	0.5%
	Fuchs Petrolub SE	147,225	7,331,681	0.1%
	Gerresheimer AG	193,393	15,468,775	0.3%
	Gerry Weber International AG	112,020	1,392,359	0.0%
	Gesco AG	46,440	1,655,306	0.0%
#	GFT Technologies SE	88,655	1,331,408	0.0%
	Grammer AG	78,618	4,567,785	0.1%
	GRENKE AG	109,860	10,758,757	0.2%
*	H&R GmbH & Co. KGaA	45,545	806,230	0.0%
	Hamburger Hafen und Logistik AG	134,558	4,297,209	0.1%
#*	Heidelberger Druckmaschinen AG	1,506,720	6,023,433	0.1%
	Hella GmbH & Co KGaA	175,673	10,611,312	0.2%
*	Highlight Communications AG	94,846	554,354	0.0%
*	HolidayCheck Group AG	149,489	494,279	0.0%
	Hornbach Baumarkt AG	24,400	890,944	0.0%
#	Hugo Boss AG	314,787	28,154,350	0.5%
	Indus Holding AG	128,956	9,044,870	0.2%
#	Init Innovation In Traffic Systems AG	25,337	575,795	0.0%
	Isra Vision AG	18,038	3,509,907	0.1%
	Jenoptik AG	267,173	9,004,884	0.2%
#	K+S AG	1,020,067	24,799,642	0.4%
	KION Group AG	11,207	897,991	0.0%
	Kloeckner & Co. SE	526,099	6,204,327	0.1%
#	Koenig & Bauer AG	72,702	5,660,368	0.1%
#	Krones AG	75,365	9,535,086	0.2%
	KSB AG	3,466	1,878,932	0.0%
	KWS Saat SE	15,926	6,709,865	0.1%
	Lanxess AG	471,353	36,958,137	0.6%
	LEG Immobilien AG	331,263	33,743,929	0.6%
	Leifheit AG	40,972	1,456,967	0.0%
	Leoni AG	197,115	13,114,656	0.2%
#*	LPKF Laser & Electronics AG	67,178	689,554	0.0%
#*	Manz AG	22,318	995,729	0.0%
	MasterFlex SE	19,347	180,482	0.0%
*	Mediclin AG	88,966	585,864	0.0%
#*	Medigene AG	56,083	839,011	0.0%
	MLP SE	341,683	2,362,895	0.0%
	MTU Aero Engines AG	144,099	24,384,649	0.4%
	Nemetschek SE	107,874	9,645,146	0.2%
	Nexus AG	62,008	1,887,592	0.0%

174

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#*	Nordex SE	307,691	$3,195,457	0.1%
	Norma Group SE	202,672	13,812,848	0.2%
	OHB SE	34,003	1,657,201	0.0%
	OSRAM Licht AG	280,364	21,467,400	0.4%
#	paragon AG	9,842	856,209	0.0%
*	Patrizia Immobilien AG	289,524	6,132,814	0.1%
*	Petro Welt Technologies AG	6,474	46,210	0.0%
	Pfeiffer Vacuum Technology AG	52,225	8,385,156	0.2%
	PNE Wind AG	374,040	1,126,429	0.0%
	Progress-Werk Oberkirch AG	7,571	427,643	0.0%
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	35,112	786,563	0.0%
	Puma SE	10,528	4,755,416	0.1%
*	PVA TePla AG	50,786	401,775	0.0%
#	QIAGEN NV	701,160	23,788,035	0.4%
#	QSC AG	511,878	1,023,437	0.0%
#	R Stahl AG	14,952	554,968	0.0%
	Rational AG	14,449	9,533,141	0.2%
	Rheinmetall AG	234,011	27,793,104	0.5%
	RHOEN-KLINIKUM AG	233,180	8,143,590	0.1%
#	RIB Software SE	197,541	4,872,987	0.1%
#	S&T AG	302,176	5,847,337	0.1%
	SAF-Holland SA	337,748	6,704,713	0.1%
	Salzgitter AG	220,205	10,654,067	0.2%
#*	Schaltbau Holding AG	27,311	955,270	0.0%
	Schloss Wachenheim AG	7,479	189,160	0.0%
#	Secunet Security Networks AG	3,012	294,301	0.0%
*	SGL Carbon SE	91,937	1,449,990	0.0%
	SHW AG	25,624	1,018,682	0.0%
*	Siltronic AG	76,944	11,483,713	0.2%
	Sixt Leasing SE	23,976	529,915	0.0%
#	Sixt SE	80,910	7,573,180	0.1%
#	SMA Solar Technology AG	66,507	3,095,603	0.1%
*	SMT Scharf AG	18,103	276,882	0.0%
#	Softing AG	22,353	239,331	0.0%
	Software AG	309,788	15,746,534	0.3%
	Stabilus SA	96,904	8,849,672	0.2%
#	STRATEC Biomedical AG	7,926	577,039	0.0%
#	Stroeer SE & Co. KGaA	118,799	7,597,642	0.1%
	Suedzucker AG	438,206	8,683,875	0.2%
*	SUESS MicroTec SE	113,887	2,192,245	0.0%
	Surteco SE	34,439	1,032,497	0.0%
	TAG Immobilien AG	828,939	14,290,798	0.3%
	Takkt AG	165,742	3,444,178	0.1%
	Technotrans AG	34,509	2,003,538	0.0%
*	Tele Columbus AG	133,073	1,387,845	0.0%
	TLG Immobilien AG	301,933	7,003,573	0.1%
#*	Tom Tailor Holding SE	189,809	1,957,806	0.0%
#	Uniper SE	312,671	8,785,613	0.2%
	VERBIO Vereinigte BioEnergie AG	127,536	1,197,863	0.0%
*	Vossloh AG	68,437	4,335,596	0.1%
#	VTG AG	80,128	4,627,572	0.1%
	Wacker Chemie AG	74,710	11,668,194	0.2%

175

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Wacker Neuson SE	152,874	$4,979,282	0.1%
	Washtec AG	53,359	4,725,966	0.1%
	Wuestenrot & Wuerttembergische AG	39,402	1,057,948	0.0%
	XING SE	16,563	4,920,585	0.1%
	Zeal Network SE	40,531	1,089,201	0.0%
TOTAL GERMANY			919,223,637	16.0%

HONG KONG — (0.1%)
	Papeles y Cartones de Europa SA	302,916	3,147,046	0.1%

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,377,649	0.0%
	C&C Group P.L.C.(B011Y09)	1,085,694	3,716,709	0.1%
	Datalex P.L.C.	79,537	329,208	0.0%
*	FBD Holdings P.L.C.	125,459	1,315,274	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,448,720	0.2%
	Glanbia P.L.C.(4058629)	214,971	4,157,914	0.1%
	IFG Group P.L.C.	302,015	643,769	0.0%
*	Independent News & Media P.L.C.	1,915,415	243,639	0.0%
	Irish Continental Group P.L.C.(BLP5857)	485,129	3,231,512	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,541,810	0.0%
	Kingspan Group P.L.C.	734,997	30,725,971	0.5%
	Smurfit Kappa Group P.L.C.	536,543	16,005,652	0.3%
TOTAL IRELAND			76,737,827	1.3%

ISRAEL — (2.5%)
#*	ADO Group, Ltd.	82,297	1,667,945	0.0%
	Afcon Holdings, Ltd.	482	22,076	0.0%
*	Africa Israel Properties, Ltd.	87,019	2,061,909	0.0%
	Africa Israel Residences, Ltd.	594	11,522	0.0%
#*	Airport City, Ltd.	421,822	5,395,768	0.1%
#	Albaad Massuot Yitzhak, Ltd.	1,142	16,862	0.0%
*	Allot Communications, Ltd.	143,349	779,398	0.0%
	Alony Hetz Properties & Investments, Ltd.	115,242	1,191,887	0.0%
#	Alrov Properties and Lodgings, Ltd.	48,457	1,551,741	0.0%
	Amot Investments, Ltd.	637,210	3,760,767	0.1%
	Arad, Ltd.	2,169	21,742	0.0%
#*	Arko Holdings, Ltd.	559,380	222,079	0.0%
	Ashtrom Properties, Ltd.	57,507	296,507	0.0%
*	AudioCodes, Ltd.	165,181	1,138,953	0.0%
	Avgol Industries 1953, Ltd.	435,107	562,367	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	405,707	472,510	0.0%
	Bayside Land Corp.	4,564	2,128,233	0.1%
#	Big Shopping Centers, Ltd.	27,978	2,045,765	0.0%
*	BioLine RX, Ltd.	70,234	71,998	0.0%
#	Blue Square Real Estate, Ltd.	32,443	1,336,864	0.0%
#*	Brack Capital Properties NV	30,484	3,328,320	0.1%
*	Camtek, Ltd.	19,052	109,324	0.0%
	Carasso Motors, Ltd.	66,855	549,284	0.0%
#*	Cellcom Israel, Ltd.	310,154	3,003,277	0.1%
*	Ceragon Networks, Ltd.	273,951	572,665	0.0%
#*	Clal Biotechnology Industries, Ltd.	291,561	269,731	0.0%
176

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings, Ltd.	123,888	$2,376,775	0.1%
	Cohen Development & Industrial Buildings, Ltd.	3,184	66,909	0.0%
*	Compugen, Ltd.	185,531	566,781	0.0%
	Danel Adir Yeoshua, Ltd.	6,246	298,666	0.0%
#	Delek Automotive Systems, Ltd.	204,232	1,534,572	0.0%
#	Delta-Galil Industries, Ltd.	72,570	2,373,482	0.1%
#	Direct Insurance Financial Investments, Ltd.	89,972	1,006,045	0.0%
	DS Apex Holdings, Ltd.	44,186	171,792	0.0%
	El Al Israel Airlines	1,852,806	1,013,233	0.0%
	Electra Consumer Products 1970, Ltd.	50,581	1,009,419	0.0%
	Electra, Ltd.	10,539	2,399,275	0.1%
	Elron Electronic Industries, Ltd.	92,425	448,232	0.0%
	Energix-Renewable Energies, Ltd.	574,896	533,159	0.0%
*	Enlight Renewable Energy, Ltd.	818,759	373,406	0.0%
*	Equital, Ltd.	16,997	391,191	0.0%
#*	Evogene, Ltd.	70,559	298,455	0.0%
	First International Bank Of Israel, Ltd.	233,290	4,429,080	0.1%
	FMS Enterprises Migun, Ltd.	18,743	734,848	0.0%
*	Foresight Autonomous Holdings, Ltd.	67,181	78,182	0.0%
#	Formula Systems 1985, Ltd.	55,198	2,278,855	0.1%
	Fox Wizel, Ltd.	43,951	911,645	0.0%
*	Gilat Satellite Networks, Ltd.	200,464	1,429,827	0.0%
*	Hadera Paper, Ltd.	15,464	1,060,306	0.0%
	Hamlet Israel-Canada, Ltd.	21,370	404,466	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	636,496	4,351,138	0.1%
#	Hilan, Ltd.	60,701	1,196,132	0.0%
	IDI Insurance Co., Ltd.	33,039	2,212,533	0.1%
#*	Industrial Buildings Corp., Ltd.	536,124	787,736	0.0%
#	Inrom Construction Industries, Ltd.	290,531	1,297,209	0.0%
*	Intec Pharma, Ltd.	15,263	125,753	0.0%
*	Israel Discount Bank, Ltd. Class A	2,586,064	6,869,588	0.1%
#	Israel Land Development Co., Ltd. (The)	23,613	235,685	0.0%
	Isras Investment Co., Ltd.	919	108,317	0.0%
*	Issta Lines, Ltd.	2,915	60,390	0.0%
*	Jerusalem Oil Exploration	50,465	2,700,875	0.1%
#*	Kamada, Ltd.	160,188	797,673	0.0%
*	Kenon Holdings, Ltd.	54,892	943,637	0.0%
	Kerur Holdings, Ltd.	24,373	743,002	0.0%
	Klil Industries, Ltd.	5,219	455,209	0.0%
	Maabarot Products, Ltd.	21,999	399,043	0.0%
	Magic Software Enterprises, Ltd.	107,519	916,461	0.0%
#	Matrix IT, Ltd.	207,149	2,276,425	0.1%
#	Maytronics, Ltd.	197,821	905,808	0.0%
#*	Mazor Robotics, Ltd.	228,777	7,357,311	0.1%
	Mediterranean Towers, Ltd.	30,691	55,131	0.0%
	Mega Or Holdings, Ltd.	33,768	404,968	0.0%
	Melisron, Ltd.	73,243	3,832,114	0.1%
	Menora Mivtachim Holdings, Ltd.	137,944	1,705,483	0.0%
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,548,735	0.1%
#	Mivtach Shamir Holdings, Ltd.	22,547	475,989	0.0%
	Naphtha Israel Petroleum Corp., Ltd.	195,407	1,127,716	0.0%
#	Nawi Brothers, Ltd.	52,146	281,484	0.0%

177

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Neto ME Holdings, Ltd.	8,739	$873,166	0.0%
*	Nova Measuring Instruments, Ltd.	152,942	4,665,671	0.1%
	Oil Refineries, Ltd.	6,695,603	3,444,469	0.1%
*	Partner Communications Co., Ltd.	628,933	3,352,819	0.1%
	Paz Oil Co., Ltd.	32,724	5,343,864	0.1%
*	Perion Network, Ltd.	16,455	17,199	0.0%
*	Phoenix Holdings, Ltd. (The)	356,371	1,763,504	0.0%
	Plasson Industries, Ltd.	16,626	788,352	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	36,756	1,799,441	0.0%
#*	Redhill Biopharma, Ltd.	123,969	110,613	0.0%
	Scope Metals Group, Ltd.	33,909	949,757	0.0%
#	Shapir Engineering and Industry, Ltd.	417,649	1,464,748	0.0%
#	Shikun & Binui, Ltd.	1,180,819	2,785,409	0.1%
	Shufersal, Ltd.	411,270	2,613,649	0.1%
*	Space Communication, Ltd.	17,611	93,679	0.0%
	Strauss Group, Ltd.	179,343	3,653,879	0.1%
	Summit Real Estate Holdings, Ltd.	144,154	1,101,103	0.0%
#*	Suny Cellular Communication, Ltd.	133,032	91,009	0.0%
#	Tadiran Holdings, Ltd.	12,911	354,487	0.0%
*	Tower Semiconductor, Ltd.	405,114	13,418,296	0.2%
#*	Union Bank of Israel	199,952	1,015,210	0.0%
TOTAL ISRAEL			153,649,964	2.7%

ITALY — (10.2%)
	A2A SpA	9,175,761	15,757,730	0.3%
	ACEA SpA	320,299	5,214,390	0.1%
#*	Aedes SIIQ SpA	87,868	46,696	0.0%
#*	Aeffe SpA	190,047	545,741	0.0%
	Aeroporto Guglielmo Marconi Di Bologna SpA	26,387	467,643	0.0%
	Amplifon SpA	499,526	7,587,952	0.1%
	Anima Holding SpA	1,399,884	10,644,263	0.2%
*	Ansaldo STS SpA	572,443	7,900,054	0.1%
*	Arnoldo Mondadori Editore SpA	838,719	2,171,447	0.0%
	Ascopiave SpA	446,360	1,875,520	0.0%
#	Astaldi SpA	309,909	2,145,786	0.0%
	Autogrill SpA	712,126	9,312,962	0.2%
	Azimut Holding SpA	599,714	11,837,989	0.2%
	B&C Speakers SpA	5,774	90,997	0.0%
#*	Banca Carige SpA	2,433,018	592,457	0.0%
	Banca Finnat Euramerica SpA	616,149	304,703	0.0%
	Banca Generali SpA	298,248	9,812,666	0.2%
	Banca IFIS SpA	143,766	7,832,808	0.1%
	Banca Mediolanum SpA	1,460,296	12,442,400	0.2%
*	Banca Monte dei Paschi di Siena SpA	19,884	109,325	0.0%
	Banca Popolare di Sondrio SCPA	2,378,886	9,410,469	0.2%
#	Banca Profilo SpA	1,630,498	476,141	0.0%
#	Banca Sistema SpA	229,369	645,636	0.0%
#*	Banco BPM SpA	9,344,575	32,536,729	0.6%
	Banco di Desio e della Brianza SpA	224,677	640,668	0.0%
#	BasicNet SpA	184,584	757,433	0.0%
#	BE	392,662	411,539	0.0%

178

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Biesse SpA	77,853	$3,468,323	0.1%
#	BPER Banca	2,916,839	14,198,528	0.3%
	Brembo SpA	786,058	12,976,156	0.2%
	Brunello Cucinelli SpA	162,873	5,466,382	0.1%
#	Buzzi Unicem SpA	436,021	12,138,730	0.2%
#	Cairo Communication SpA	420,197	2,128,554	0.0%
*	Caltagirone Editore SpA	6,277	10,075	0.0%
*	Carraro SpA	144,329	743,024	0.0%
	Cembre SpA	39,607	1,106,697	0.0%
	Cementir Holding SpA	334,012	2,834,449	0.1%
	Cerved Information Solutions SpA	1,104,560	14,205,482	0.3%
	CIR-Compagnie Industriali Riunite SpA	2,176,173	3,271,056	0.1%
	Credito Emiliano SpA	500,176	4,382,351	0.1%
#*	Credito Valtellinese SpA	726,041	2,571,020	0.1%
#*	d'Amico International Shipping SA	1,300,549	395,490	0.0%
	Danieli & C Officine Meccaniche SpA	77,951	1,866,115	0.0%
	Datalogic SpA	113,651	4,509,605	0.1%
	Davide Campari-Milano SpA	573,518	4,592,016	0.1%
	De' Longhi SpA	282,509	9,259,604	0.2%
	DeA Capital SpA	617,167	952,708	0.0%
	DiaSorin SpA	119,477	10,868,237	0.2%
	Digital Bros SpA	16,321	239,037	0.0%
	Ei Towers SpA	98,236	5,742,670	0.1%
	El.En. SpA	59,126	1,673,437	0.0%
*	Elica SpA	59,393	198,908	0.0%
	Emak SpA	283,893	612,552	0.0%
	Enav SpA	130,298	620,258	0.0%
	ePrice SpA	99,656	353,173	0.0%
	ERG SpA	389,038	6,498,636	0.1%
#	Esprinet SpA	169,978	814,738	0.0%
#*	Eurotech SpA	90,850	143,571	0.0%
*	Exprivia SpA	97,125	194,250	0.0%
	Falck Renewables SpA	829,129	1,443,342	0.0%
	Fila SpA	80,884	1,755,205	0.0%
*	Fincantieri SpA	2,805,427	3,486,441	0.1%
	FinecoBank Banca Fineco SpA	2,170,080	20,296,722	0.4%
	FNM SpA	747,367	594,666	0.0%
#*	GEDI Gruppo Editoriale SpA	890,168	791,883	0.0%
	Gefran SpA	26,531	336,569	0.0%
#	Geox SpA	478,801	2,090,527	0.0%
	Gruppo MutuiOnline SpA	121,224	1,863,861	0.0%
	Hera SpA	4,361,983	14,032,813	0.3%
*	IMMSI SpA	1,202,186	895,213	0.0%
	Industria Macchine Automatiche SpA	77,886	6,984,240	0.1%
	Infrastrutture Wireless Italiane SpA	891,328	6,091,719	0.1%
#*	Intek Group SpA	1,768,514	617,960	0.0%
	Interpump Group SpA	418,191	14,075,846	0.3%
	Iren SpA	3,440,708	9,467,109	0.2%
	Italgas SpA	2,773,719	16,204,602	0.3%
	Italmobiliare SpA	33,877	911,641	0.0%
	IVS Group SA	45,930	726,828	0.0%
#*	Juventus Football Club SpA	2,763,968	2,404,901	0.1%

179

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	La Doria SpA	67,081	$1,271,045	0.0%
#	Maire Tecnimont SpA	695,706	3,900,935	0.1%
#	MARR SpA	191,199	4,882,654	0.1%
	Massimo Zanetti Beverage Group SpA	26,781	259,103	0.0%
#*	Mediaset SpA	4,201,139	15,425,606	0.3%
	Moncler SpA	730,401	20,735,047	0.4%
#	Mondo TV SpA	43,191	311,061	0.0%
	Nice SpA	117,061	503,007	0.0%
*	Openjobmetis SpA agenzia per il lavoro	18,062	293,610	0.0%
	OVS SpA	790,707	5,912,786	0.1%
#	Panariagroup Industrie Ceramiche SpA	70,249	523,272	0.0%
	Parmalat SpA	697,227	2,639,521	0.1%
	Piaggio & C SpA	1,124,262	3,677,224	0.1%
#*	Prelios SpA	127,326	17,339	0.0%
	Prima Industrie SpA	28,822	1,414,936	0.0%
	Prysmian SpA	907,443	31,224,581	0.6%
	RAI Way SpA	313,389	1,900,216	0.0%
	Recordati SpA	29,433	1,367,832	0.0%
#	Reno de Medici SpA	840,050	585,422	0.0%
	Reply SpA	103,116	5,480,255	0.1%
#*	Retelit SpA	838,399	1,409,440	0.0%
*	Rizzoli Corriere Della Sera Mediagroup SpA	644,744	967,140	0.0%
	Sabaf SpA	37,816	922,605	0.0%
	SAES Getters SpA	43,539	1,335,198	0.0%
#*	Safilo Group SpA	176,776	1,116,535	0.0%
#*	Saipem SpA	3,176,912	13,354,362	0.2%
#	Salini Impregilo SpA	1,282,257	5,418,229	0.1%
#	Salvatore Ferragamo SpA	262,482	6,888,632	0.1%
	Saras SpA	2,990,342	7,979,853	0.2%
	Servizi Italia SpA	48,092	323,193	0.0%
	Sesa SpA	27,680	876,830	0.0%
#*	Snaitech SpA	538,898	964,437	0.0%
	Societa Cattolica di Assicurazioni SC	1,065,347	11,544,614	0.2%
	Societa Iniziative Autostradali e Servizi SpA	434,507	7,406,497	0.1%
#*	Sogefi SpA	323,297	1,581,925	0.0%
	SOL SpA	164,650	1,983,998	0.0%
	Tamburi Investment Partners SpA	462,292	3,277,474	0.1%
	Technogym SpA	317,383	3,087,874	0.1%
#*	Tiscali SpA	9,160,788	419,485	0.0%
#	Tod's SpA	68,456	4,551,719	0.1%
#*	Trevi Finanziaria Industriale SpA	509,518	336,268	0.0%
	TXT e-solutions SpA	28,342	380,386	0.0%
#	Unione di Banche Italiane SpA	6,512,755	30,567,169	0.5%
	Unipol Gruppo SpA	2,574,318	11,609,197	0.2%
	UnipolSai Assicurazioni SpA	5,399,198	12,285,572	0.2%
	Vittoria Assicurazioni SpA	142,564	1,994,440	0.0%
#*	Yoox Net-A-Porter Group SpA	314,880	11,761,915	0.2%
	Zignago Vetro SpA	148,808	1,391,500	0.0%
TOTAL ITALY			633,742,003	11.0%

180

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (5.7%)
	Aalberts Industries NV	633,462	$31,236,489	0.6%
#	Accell Group	150,045	4,582,398	0.1%
*	AFC Ajax NV	18,134	219,389	0.0%
	AMG Advanced Metallurgical Group NV	179,772	8,603,936	0.2%
	Amsterdam Commodities NV	105,377	2,956,075	0.1%
	APERAM SA	357,841	19,242,037	0.3%
	Arcadis NV	471,130	10,890,465	0.2%
*	Argenx SE	3,349	77,318	0.0%
	ASM International NV	339,707	22,765,126	0.4%
*	Basic-Fit NV	9,789	224,750	0.0%
	BE Semiconductor Industries NV	226,096	17,767,126	0.3%
#	Beter Bed Holding NV	125,035	2,558,508	0.1%
#	BinckBank NV	434,774	2,215,968	0.0%
	Boskalis Westminster	594,181	21,239,893	0.4%
#	Brunel International NV	138,299	2,350,964	0.0%
	Corbion NV	398,317	13,308,958	0.2%
#	Flow Traders	96,337	2,395,195	0.1%
	ForFarmers NV	26,445	323,289	0.0%
*	Fugro NV	423,589	5,460,390	0.1%
	Gemalto NV(B9MS8P5)	306,999	12,149,599	0.2%
	Gemalto NV(B011JK4)	231,595	9,166,897	0.2%
	GrandVision NV	37,306	931,082	0.0%
*	Heijmans NV	152,838	1,630,287	0.0%
	Hunter Douglas NV	19,933	1,613,996	0.0%
	IMCD Group NV	178,008	11,195,671	0.2%
	Intertrust NV	82,236	1,264,526	0.0%
	KAS Bank NV	87,922	1,019,902	0.0%
	Kendrion NV	87,547	3,828,151	0.1%
	Koninklijke BAM Groep NV	2,042,063	11,535,106	0.2%
	Koninklijke Vopak NV	447,657	19,375,983	0.3%
*	Lucas Bols NV	11,071	249,521	0.0%
	Nederland Apparatenfabriek	28,818	1,344,491	0.0%
#*	OCI NV	510,975	12,121,770	0.2%
#	Ordina NV	859,201	1,486,043	0.0%
	Philips Lighting NV	51,117	1,937,382	0.0%
#	PostNL NV	2,815,706	12,000,507	0.2%
	Refresco Group NV	279,204	6,455,544	0.1%
*	Rhi Magnesita NV	159,105	7,059,518	0.1%
	SBM Offshore NV	1,217,053	21,719,672	0.4%
	Sligro Food Group NV	159,055	7,154,049	0.1%
*	Telegraaf Media Groep NV	170,034	1,129,301	0.0%
	TKH Group NV	256,502	17,272,701	0.3%
*	TomTom NV	971,261	11,065,335	0.2%
	Van Lanschot Kempen NV	62,151	1,885,904	0.0%
	Wessanen	484,021	9,193,132	0.2%
TOTAL NETHERLANDS			354,204,344	6.1%

NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	1,986,744	1,379,139	0.0%
	AF Gruppen ASA	29,505	459,174	0.0%
#*	Akastor ASA	1,070,994	2,470,478	0.1%

181

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
*	Aker Solutions ASA	837,596	$4,605,627	0.1%
	American Shipping Co. ASA	234,848	660,602	0.0%
*	Archer, Ltd.	445,511	533,449	0.0%
	Arendals Fossekompani A.S.	90	36,417	0.0%
	Atea ASA	408,010	5,147,212	0.1%
	Austevoll Seafood ASA	452,355	4,527,775	0.1%
#*	Avance Gas Holding, Ltd.	358,569	866,117	0.0%
#*	Axactor AB	5,936,555	2,139,840	0.0%
	Bakkafrost P/F	201,376	8,998,283	0.2%
	Bonheur ASA	140,320	1,420,494	0.0%
	Borregaard ASA	524,093	5,051,085	0.1%
#*	BW LPG, Ltd.	498,904	1,875,547	0.0%
#*	BW Offshore, Ltd.	845,823	2,779,002	0.1%
*	DNO ASA	3,859,961	4,689,654	0.1%
#*	DOF ASA	1,898,644	200,137	0.0%
	Ekornes ASA	128,752	1,805,973	0.0%
	Entra ASA	105,617	1,453,607	0.0%
	Europris ASA	202,550	921,902	0.0%
#*	Fred Olsen Energy ASA	247,595	681,825	0.0%
#	Frontline, Ltd.	355,409	2,174,693	0.0%
#*	Funcom NV	835,906	223,156	0.0%
	Grieg Seafood ASA	283,304	2,690,059	0.1%
#*	Hexagon Composites ASA	433,619	1,458,936	0.0%
#	Hoegh LNG Holdings, Ltd.	277,724	2,199,173	0.0%
*	Kongsberg Automotive ASA	2,171,519	2,555,758	0.1%
	Kongsberg Gruppen ASA	107,905	1,969,623	0.0%
*	Kvaerner ASA	1,605,790	3,072,688	0.1%
#*	NEL ASA	3,050,254	1,041,210	0.0%
*	Next Biometrics Group A.S.	5,108	41,235	0.0%
#*	Nordic Nanovector ASA	178,487	1,828,064	0.0%
#*	Nordic Semiconductor ASA	703,953	3,529,557	0.1%
	Norway Royal Salmon ASA	50,150	972,972	0.0%
#*	Norwegian Air Shuttle A.S.	145,849	4,129,286	0.1%
*	Norwegian Finans Holding ASA	172,056	2,149,762	0.0%
	Norwegian Property ASA	359,079	441,529	0.0%
#	Ocean Yield ASA	248,488	2,215,147	0.1%
*	Odfjell Drilling, Ltd.	185,576	744,591	0.0%
	Odfjell SE Class A	134,257	468,021	0.0%
	Olav Thon Eiendomsselskap ASA	103,444	2,045,817	0.0%
	Opera Software ASA	578,820	1,658,428	0.0%
#*	Petroleum Geo-Services ASA	1,859,599	3,058,924	0.1%
#*	PhotoCure ASA	75,346	270,456	0.0%
#*	Prosafe SE	163,111	329,708	0.0%
#	Protector Forsikring ASA	366,464	3,993,513	0.1%
*	Q-Free ASA	179,836	181,327	0.0%
#*	REC Silicon ASA	13,725,666	1,795,024	0.0%
	Scatec Solar ASA	368,087	2,117,564	0.0%
	Selvaag Bolig ASA	206,250	753,073	0.0%
#*	Sevan Marine ASA	124,800	201,789	0.0%
	Skandiabanken ASA	239,796	2,431,917	0.1%
	Solon Eiendom ASA	3,712	8,503	0.0%
#*	Solstad Farstad ASA	287,823	210,027	0.0%

182

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	Songa Offshore	184,594	$1,314,539	0.0%
	SpareBank 1 SR-Bank ASA	202,091	2,238,427	0.1%
#	Stolt-Nielsen, Ltd.	150,060	2,114,949	0.0%
	TGS NOPEC Geophysical Co. ASA	233,862	5,376,537	0.1%
	Tomra Systems ASA	626,567	8,747,105	0.2%
#	Treasure ASA	306,583	570,105	0.0%
	Veidekke ASA	441,721	4,949,532	0.1%
*	Wallenius Wilhelmsen Logistics	238,765	1,370,006	0.0%
	Wilh Wilhelmsen Holding ASA Class A	68,304	2,000,842	0.0%
#	XXL ASA	365,271	3,939,117	0.1%
TOTAL NORWAY			138,286,028	2.4%

PORTUGAL — (1.1%)
	Altri SGPS SA	566,045	3,616,046	0.1%
#*	Banco Comercial Portugues SA Class R	67,440,721	20,153,265	0.3%
	CTT-Correios de Portugal SA	894,043	5,263,825	0.1%
	EDP Renovaveis SA	182,845	1,511,871	0.0%
	Ibersol SGPS SA	30,601	443,697	0.0%
	Mota-Engil SGPS SA	850,092	3,414,019	0.1%
	Navigator Co. SA (The)	1,987,069	10,134,036	0.2%
	NOS SGPS SA	1,151,099	6,896,837	0.1%
	Novabase SGPS SA	65,729	274,212	0.0%
#	REN - Redes Energeticas Nacionais SGPS SA	1,570,356	4,986,738	0.1%
	Semapa-Sociedade de Investimento e Gestao	143,945	2,877,349	0.1%
	Sonae Capital SGPS SA	789,547	783,379	0.0%
	Sonae SGPS SA	5,843,514	6,995,772	0.1%
	Teixeira Duarte SA	762,296	281,394	0.0%
TOTAL PORTUGAL			67,632,440	1.2%

SPAIN — (5.2%)
	Acciona SA	206,462	17,095,921	0.3%
	Acerinox SA	1,009,888	14,508,951	0.3%
#*	Adveo Group International SA	104,096	333,285	0.0%
	Alantra Partners SA	30,357	437,013	0.0%
#	Almirall SA	364,691	3,529,766	0.1%
#*	Amper SA	4,762,732	1,065,068	0.0%
	Applus Services SA	726,612	10,160,715	0.2%
	Atresmedia Corp. de Medios de Comunicacion SA	523,766	5,382,153	0.1%
	Azkoyen SA	67,253	627,955	0.0%
*	Baron de Ley	13,441	1,725,380	0.0%
	Bolsas y Mercados Espanoles SHMSF SA	460,862	15,830,144	0.3%
	Cellnex Telecom SA	909,420	22,573,590	0.4%
	Cia de Distribucion Integral Logista Holdings SA	258,787	6,062,697	0.1%
	Cie Automotive SA	302,192	8,980,311	0.2%
	Construcciones y Auxiliar de Ferrocarriles SA	91,240	3,757,081	0.1%
#*	Deoleo SA	1,526,518	319,266	0.0%
#	Distribuidora Internacional de Alimentacion SA	3,849,981	18,830,191	0.3%
#*	Duro Felguera SA	489,623	302,294	0.0%
	Ebro Foods SA	394,140	9,480,447	0.2%
*	eDreams ODIGEO SA	354,196	1,097,047	0.0%
	Elecnor SA	199,318	2,816,649	0.0%

183

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Enagas SA	110,008	$3,168,641	0.1%
	Ence Energia y Celulosa SA	1,118,132	6,486,196	0.1%
#	Ercros SA	815,730	2,640,222	0.0%
	Euskaltel SA	449,314	3,598,106	0.1%
	Faes Farma SA	1,544,144	5,233,027	0.1%
	Fluidra SA	301,321	3,052,377	0.1%
*	Fomento de Construcciones y Contratas SA	180,392	1,912,845	0.0%
	Grupo Catalana Occidente SA	229,314	9,652,620	0.2%
*	Grupo Empresarial San Jose SA	119,085	421,814	0.0%
#*	Grupo Ezentis SA	1,197,792	792,641	0.0%
	Iberpapel Gestion SA	42,701	1,331,871	0.0%
*	Indra Sistemas SA	761,375	10,940,915	0.2%
	Inmobiliaria Colonial Socimi SA	977,903	9,310,096	0.2%
	Inmobiliaria del Sur SA	2,902	35,826	0.0%
	Laboratorios Farmaceuticos Rovi SA	68,607	1,280,029	0.0%
#*	Liberbank SA	2,372,859	1,097,055	0.0%
	Mediaset Espana Comunicacion SA	1,104,946	12,009,628	0.2%
	Melia Hotels International SA	689,135	9,426,594	0.2%
	Miquel y Costas & Miquel SA	80,076	2,901,438	0.1%
	NH Hotel Group SA	1,501,179	9,491,129	0.2%
*	Obrascon Huarte Lain SA	926,681	5,196,583	0.1%
	Parques Reunidos Servicios Centrales SAU	8,582	139,551	0.0%
*	Pharma Mar SA	1,078,930	4,121,297	0.1%
	Prim SA	39,424	464,585	0.0%
#*	Promotora de Informaciones SA Class A	284,300	1,006,469	0.0%
	Prosegur Cia de Seguridad SA	1,535,809	11,720,403	0.2%
#*	Quabit Inmobiliaria SA	328,377	630,140	0.0%
*	Realia Business SA	1,093,972	1,400,508	0.0%
*	Sacyr SA	2,839,770	7,296,268	0.1%
	Saeta Yield SA	233,552	2,607,988	0.0%
#*	Solaria Energia y Medio Ambiente SA	340,345	565,014	0.0%
#	Talgo SA	508,464	2,493,094	0.0%
#	Tecnicas Reunidas SA	189,544	6,102,777	0.1%
#*	Tubacex SA	752,478	2,673,742	0.0%
#*	Tubos Reunidos SA	785,848	828,170	0.0%
	Vidrala SA	87,775	7,936,551	0.1%
	Viscofan SA	253,933	15,371,114	0.3%
*	Vocento SA	285,785	496,952	0.0%
	Zardoya Otis SA	962,882	10,430,267	0.2%
TOTAL SPAIN			321,180,467	5.6%

SWEDEN — (6.9%)
	AAK AB	120,395	9,730,028	0.2%
	Acando AB	615,170	2,087,259	0.0%
	AddLife AB	77,913	1,536,419	0.0%
#	AddNode Group AB	24,116	195,776	0.0%
	AddTech AB Class B	300,287	6,653,621	0.1%
	AF AB Class B	364,751	7,514,533	0.1%
#	Alimak Group AB	73,636	1,319,281	0.0%
#*	Anoto Group AB	285,221	210,887	0.0%
*	Arise AB	36,861	59,888	0.0%

184

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Atrium Ljungberg AB Class B	131,402	$2,179,712	0.0%
	Attendo AB	181,074	2,129,264	0.0%
#	Avanza Bank Holding AB	126,974	4,786,099	0.1%
*	BE Group AB	20,516	129,848	0.0%
	Beijer Alma AB	121,979	3,934,236	0.1%
#*	Beijer Electronics Group AB	80,992	311,706	0.0%
	Beijer Ref AB	72,489	2,528,983	0.1%
	Bergman & Beving AB	144,190	1,640,471	0.0%
	Besqab AB	5,872	90,882	0.0%
	Betsson AB	687,069	5,391,644	0.1%
	Bilia AB Class A	628,332	5,630,006	0.1%
	BillerudKorsnas AB	76,671	1,319,586	0.0%
	BioGaia AB Class B	94,282	3,427,630	0.1%
#*	BioInvent International AB	565,819	176,382	0.0%
	Biotage AB	305,541	2,720,369	0.1%
#	Bjorn Borg AB	95,384	380,502	0.0%
	Bonava AB	9,670	139,542	0.0%
	Bonava AB Class B	274,974	4,004,430	0.1%
	Bravida Holding AB	26,241	179,154	0.0%
	Bufab AB	70,854	846,036	0.0%
	Bulten AB	92,810	1,316,479	0.0%
	Bure Equity AB	340,717	4,211,263	0.1%
#	Byggmax Group AB	372,728	2,536,996	0.1%
	Capio AB	39,849	202,807	0.0%
	Catena AB	86,085	1,531,749	0.0%
#	Cavotec SA	49,270	154,082	0.0%
	Clas Ohlson AB Class B	213,059	3,683,528	0.1%
	Cloetta AB Class B	1,496,805	5,061,423	0.1%
*	Collector AB	70,417	743,333	0.0%
	Com Hem Holding AB	807,301	12,119,193	0.2%
	Concentric AB	370,121	6,215,480	0.1%
	Concordia Maritime AB Class B	100,760	149,787	0.0%
	Coor Service Management Holding AB	40,637	320,426	0.0%
	Corem Property Group AB Class B	10,836	64,961	0.0%
#	Dedicare AB Class B	19,158	254,211	0.0%
	Dios Fastigheter AB	623,645	4,097,509	0.1%
	Dometic Group AB	140,911	1,225,154	0.0%
#	Doro AB	155,569	900,932	0.0%
#	Duni AB	212,126	3,160,474	0.1%
#	Dustin Group AB	251,814	2,255,700	0.1%
	Eastnine AB	85,914	779,828	0.0%
	Elanders AB Class B	40,801	445,005	0.0%
#*	Eltel AB	192,132	546,398	0.0%
#	Enea AB	63,008	626,326	0.0%
#	eWork Group AB	26,325	300,284	0.0%
	Fabege AB	666,527	14,073,893	0.3%
#	Fagerhult AB	207,289	2,632,143	0.1%
	Fenix Outdoor International AG	11,946	1,425,563	0.0%
#*	Fingerprint Cards AB Class B	208,942	516,529	0.0%
	Granges AB	478,098	4,954,245	0.1%
	Gunnebo AB	208,485	859,214	0.0%
*	Haldex AB	218,762	2,430,856	0.1%

185

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Heba Fastighets AB Class B	42,288	$568,716	0.0%
	Hemfosa Fastigheter AB	817,885	9,936,996	0.2%
	Hexpol AB	319,729	3,233,846	0.1%
	HIQ International AB	297,368	2,131,178	0.0%
	HMS Networks AB	42,845	742,102	0.0%
#	Hoist Finance AB	172,793	1,816,194	0.0%
	Holmen AB Class B	218,057	10,717,321	0.2%
	Hufvudstaden AB Class A	65,485	1,077,571	0.0%
#	Indutrade AB	442,678	12,275,598	0.2%
	Intrum Justitia AB	51,327	1,798,670	0.0%
	Inwido AB	344,615	3,796,687	0.1%
	ITAB Shop Concept AB Class B	115,635	908,126	0.0%
	JM AB	381,548	10,067,501	0.2%
	KappAhl AB	420,801	3,064,190	0.1%
#	Karo Pharma AB	449,268	2,131,026	0.0%
#	Kindred Group P.L.C.	1,251,492	15,982,051	0.3%
	Klovern AB Class B	3,134,236	4,219,906	0.1%
	KNOW IT AB	102,377	1,870,258	0.0%
	Kungsleden AB	1,104,294	7,880,154	0.1%
	Lagercrantz Group AB Class B	352,844	3,754,288	0.1%
	Lifco AB Class B	54,552	1,955,284	0.0%
	Lindab International AB	474,363	3,909,882	0.1%
	Loomis AB Class B	401,176	16,095,962	0.3%
#*	Medivir AB Class B	155,692	1,245,955	0.0%
#	Mekonomen AB	149,584	3,020,105	0.1%
	Modern Times Group MTG AB Class B	314,159	11,984,189	0.2%
*	Momentum Group AB Class B	144,190	1,773,682	0.0%
	MQ Holding AB	187,075	712,768	0.0%
#	Mycronic AB	464,036	5,510,995	0.1%
#	NCC AB Class B	500,321	10,794,867	0.2%
#	Nederman Holding AB	4,621	133,833	0.0%
#*	Net Insight AB Class B	735,492	461,199	0.0%
	NetEnt AB	939,633	7,446,677	0.1%
	New Wave Group AB Class B	319,163	2,115,833	0.0%
	Nobia AB	740,155	6,071,602	0.1%
#	Nobina AB	421,233	2,287,391	0.1%
	Nolato AB Class B	171,585	9,513,187	0.2%
	Nordax Group AB	72,065	427,303	0.0%
	NP3 Fastigheter AB	64,110	386,503	0.0%
	OEM International AB Class B	44,423	1,035,068	0.0%
#	Opus Group AB	1,324,595	980,815	0.0%
*	Orexo AB	34,962	199,049	0.0%
	Oriflame Holding AG	237,287	8,548,725	0.2%
	Pandox AB	47,411	864,149	0.0%
	Peab AB	763,413	7,408,187	0.1%
#	Pricer AB Class B	832,220	904,712	0.0%
	Proact IT Group AB	50,363	1,173,098	0.0%
#	Probi AB	1,642	68,255	0.0%
#*	Qliro Group AB	795,678	1,738,864	0.0%
#	Ratos AB Class B	1,481,561	7,111,345	0.1%
#*	RaySearch Laboratories AB	129,144	2,862,521	0.1%
#	Recipharm AB Class B	167,002	2,043,294	0.0%

186

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Resurs Holding AB	10,554	$73,074	0.0%
#	Rottneros AB	484,842	434,344	0.0%
	Saab AB Class B	17,602	899,256	0.0%
	Sagax AB Class B	140,003	1,700,225	0.0%
#*	SAS AB	755,444	2,337,092	0.1%
	Scandi Standard AB	264,907	1,873,499	0.0%
	Scandic Hotels Group AB	117,677	1,518,020	0.0%
	Sectra AB Class B	66,839	1,308,985	0.0%
	Semcon AB	103,281	616,686	0.0%
#*	Sensys Gatso Group AB(7035470)	1,035,356	89,641	0.0%
#*	Sensys Gatso Group AB(BF8NVN5)	295,814	24,911	0.0%
	SkiStar AB	146,905	3,210,925	0.1%
	Sweco AB Class B	325,168	6,953,409	0.1%
	Swedol AB Class B	112,019	461,650	0.0%
	Systemair AB	82,114	1,241,910	0.0%
	Thule Group AB	425,212	9,510,944	0.2%
#*	Tobii AB	117,872	605,175	0.0%
	Troax Group AB	9,418	318,304	0.0%
	VBG Group AB Class B	15,766	282,794	0.0%
	Victoria Park AB Class B	609,047	2,247,439	0.0%
#	Vitrolife AB	71,728	5,725,692	0.1%
#	Wallenstam AB Class B	902,003	8,424,206	0.2%
	Wihlborgs Fastigheter AB	401,999	9,544,362	0.2%
TOTAL SWEDEN			429,210,166	7.5%

SWITZERLAND — (10.6%)
	Allreal Holding AG	74,900	12,518,741	0.2%
*	Alpiq Holding AG	6,898	442,557	0.0%
	ALSO Holding AG	30,442	4,120,796	0.1%
#	ams AG	316,689	28,893,663	0.5%
	APG SGA SA	7,581	3,071,144	0.1%
#*	Arbonia AG	241,026	4,216,570	0.1%
#	Aryzta AG	441,840	14,028,474	0.2%
	Ascom Holding AG	208,330	4,769,006	0.1%
	Autoneum Holding AG	16,300	4,403,308	0.1%
	Bachem Holding AG Class B	23,344	2,948,756	0.1%
	Baloise Holding AG	2,815	443,805	0.0%
	Bank Cler AG	30,941	1,311,957	0.0%
	Banque Cantonale de Geneve	8,382	1,350,871	0.0%
	Banque Cantonale du Jura SA	4,442	265,784	0.0%
	Banque Cantonale Vaudoise	11,753	8,450,925	0.2%
	Belimo Holding AG	2,185	9,375,135	0.2%
	Bell Food Group AG	5,331	2,302,050	0.0%
	Bellevue Group AG	53,293	1,238,903	0.0%
#	Berner Kantonalbank AG	24,327	4,390,215	0.1%
	BFW Liegenschaften AG	1,527	67,788	0.0%
	BKW AG	70,552	4,123,913	0.1%
	Bobst Group SA	49,320	5,272,094	0.1%
	Bossard Holding AG Class A	33,475	7,912,202	0.1%
	Bucher Industries AG	37,564	14,697,722	0.3%
#	Burckhardt Compression Holding AG	15,773	4,698,962	0.1%

187

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Burkhalter Holding AG	20,988	$2,514,104	0.0%
	Calida Holding AG	25,084	930,368	0.0%
	Carlo Gavazzi Holding AG	2,027	677,030	0.0%
	Cembra Money Bank AG	163,046	14,606,366	0.3%
	Cham Paper Holding AG	1,925	780,987	0.0%
*	Cicor Technologies, Ltd.	10,854	559,008	0.0%
	Cie Financiere Tradition SA	9,836	936,221	0.0%
	Coltene Holding AG	20,595	2,044,041	0.0%
	Conzzeta AG	7,330	7,200,371	0.1%
	Daetwyler Holding AG	39,273	6,585,819	0.1%
	DKSH Holding AG	160,246	13,443,220	0.2%
	dormakaba Holding AG	16,675	16,504,449	0.3%
*	Dottikon Es Holding AG	126	97,275	0.0%
	Edmond de Rothschild Suisse SA	15	277,427	0.0%
	EFG International AG	495,370	4,533,180	0.1%
	Emmi AG	12,679	7,915,588	0.1%
	Energiedienst Holding AG	68,912	1,785,644	0.0%
#*	Evolva Holding SA	1,761,042	617,862	0.0%
	Feintool International Holding AG	7,815	928,376	0.0%
	Flughafen Zurich AG	52,924	11,509,684	0.2%
	Forbo Holding AG	6,853	10,361,433	0.2%
	GAM Holding AG	1,035,728	16,144,137	0.3%
	Georg Fischer AG	24,221	29,841,965	0.5%
	Gurit Holding AG	2,361	2,715,070	0.1%
	Helvetia Holding AG	37,722	20,278,728	0.4%
	Hiag Immobilien Holding AG	6,276	726,780	0.0%
#	HOCHDORF Holding AG	5,428	1,508,174	0.0%
	Huber & Suhner AG	72,236	3,911,504	0.1%
*	Idorsia, Ltd.	28,024	552,294	0.0%
	Implenia AG	85,074	5,373,701	0.1%
	Inficon Holding AG	9,382	5,827,226	0.1%
	Interroll Holding AG	3,192	4,563,002	0.1%
	Intershop Holding AG	8,178	4,016,374	0.1%
#	Jungfraubahn Holding AG	5,914	753,227	0.0%
	Kardex AG	35,722	4,253,396	0.1%
	Komax Holding AG	19,969	5,716,179	0.1%
#	Kudelski SA	197,997	2,431,135	0.0%
*	Lastminute.com NV	10,907	149,243	0.0%
	LEM Holding SA	3,773	4,937,352	0.1%
	Liechtensteinische Landesbank AG	37,816	1,885,604	0.0%
	Logitech International SA	744,066	26,607,319	0.5%
	Luzerner Kantonalbank AG	16,907	7,614,823	0.1%
	MCH Group AG	4,236	287,668	0.0%
	Metall Zug AG Class B	903	3,468,870	0.1%
#*	Meyer Burger Technology AG	2,370,456	4,419,764	0.1%
#	Mobilezone Holding AG	133,170	1,661,900	0.0%
	Mobimo Holding AG	35,469	8,962,611	0.2%
	OC Oerlikon Corp. AG	1,167,818	18,735,338	0.3%
#*	Orascom Development Holding AG	60,240	723,484	0.0%
#	Orell Fuessli Holding AG	5,028	620,969	0.0%
	Orior AG	30,001	2,346,341	0.0%
#	Panalpina Welttransport Holding AG	61,671	8,475,033	0.2%

189

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#	Phoenix Mecano AG	3,366	$1,958,264	0.0%
	Plazza AG Class A	6,297	1,462,526	0.0%
	PSP Swiss Property AG	226,220	19,911,470	0.3%
	Rieter Holding AG	18,187	4,252,988	0.1%
	Romande Energie Holding SA	2,625	2,976,080	0.1%
#*	Schaffner Holding AG	2,950	936,808	0.0%
*	Schmolz + Bickenbach AG	3,071,012	2,832,485	0.1%
	Schweiter Technologies AG	5,490	6,734,854	0.1%
	SFS Group AG	63,754	7,557,039	0.1%
	Siegfried Holding AG	21,530	6,734,085	0.1%
	St Galler Kantonalbank AG	11,934	5,388,311	0.1%
	Sulzer AG	106,641	13,661,506	0.2%
	Sunrise Communications Group AG	191,584	15,937,829	0.3%
	Swiss Prime Site AG	118,681	10,134,131	0.2%
	Swissquote Group Holding SA	49,832	1,731,035	0.0%
	Tamedia AG	14,493	2,010,520	0.0%
	Tecan Group AG	49,581	10,486,768	0.2%
	Temenos Group AG	307,521	35,509,903	0.6%
	Thurgauer Kantonalbank	2,498	246,507	0.0%
	u-blox Holding AG	30,554	5,999,072	0.1%
	Valiant Holding AG	101,920	10,491,693	0.2%
	Valora Holding AG	15,777	5,056,124	0.1%
	VAT Group AG	2,882	375,212	0.0%
	Vaudoise Assurances Holding SA	5,756	3,050,163	0.1%
	Vetropack Holding AG	1,144	2,176,376	0.0%
#*	Von Roll Holding AG	293,368	438,709	0.0%
	Vontobel Holding AG	146,403	9,110,521	0.2%
	VP Bank AG	13,977	1,920,091	0.0%
	VZ Holding AG	12,934	4,468,735	0.1%
	Walliser Kantonalbank	17,758	1,674,720	0.0%
#	Walter Meier AG	22,913	943,670	0.0%
#	Ypsomed Holding AG	16,382	2,852,122	0.1%
#	Zehnder Group AG	63,176	2,317,860	0.0%
#	Zug Estates Holding AG Class B	996	1,753,103	0.0%
	Zuger Kantonalbank AG	663	3,522,283	0.1%
TOTAL SWITZERLAND			656,246,568	11.4%
TOTAL COMMON STOCKS			5,675,367,864	98.7%

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
	Biotest AG	89,937	2,375,268	0.0%
	Draegerwerk AG & Co. KGaA	40,848	4,694,172	0.1%
#	Fuchs Petrolub SE	200,558	11,293,910	0.2%
	Jungheinrich AG	245,511	11,181,066	0.2%
#	Sartorius AG	104,644	9,771,251	0.2%
	Sixt SE	74,833	4,854,721	0.1%
	STO SE & Co. KGaA	8,091	1,219,980	0.0%

190

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (Continued)
Villeroy & Boch AG	43,697	$1,021,942	0.0%
TOTAL GERMANY		46,412,310	0.8%
TOTAL PREFERRED STOCKS		46,412,310	0.8%

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%

FRANCE — (0.0%)
#* Archos Warrants 12/31/18	138,714	2,585	0.0%
* Maurel et prom Rights 12/31/00	844,597	—	0.0%
TOTAL FRANCE		2,585	0.0%

ISRAEL — (0.0%)
#* AIirport City, Ltd. Rights 10/30/17	2	10	0.0%

SPAIN — (0.0%)
* Grupo Ezentis SA Rights 10/19/17	156,600	709	0.0%
#* Liberbank SA Rights 11/10/17	2,372,859	854,083	0.0%
* Papeles y Cartones de Europa SA Rights 11/16/17	302,916	124,204	0.0%
TOTAL SPAIN		978,996	0.0%

SWITZERLAND — (0.0%)
* Evolva Holding, Ltd. Rights 11/08/17	1,761,042	105,912	0.0%
TOTAL RIGHTS/WARRANTS		1,087,503	0.0%
TOTAL INVESTMENT SECURITIES		5,722,867,677

		Value†
SECURITIES LENDING COLLATERAL — (7.6%)
§@ DFA Short Term Investment Fund	40,695,303	470,885,347	8.2%
TOTAL INVESTMENTS — (100.0%) (Cost $4,482,764,364)		$6,193,753,024	107.7%

191

The Continental Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$197,245,523	—	$197,245,523
Belgium	$2,677,761	256,340,135	—	259,017,896
Denmark	8,784,672	287,021,639	—	295,806,311
Finland	—	371,832,932	—	371,832,932
France	32,312	798,172,400	—	798,204,712
Germany	—	919,223,637	—	919,223,637
Hong Kong	—	3,147,046	—	3,147,046
Ireland	—	76,737,827	—	76,737,827
Israel	—	153,649,964	—	153,649,964
Italy	109,325	633,632,678	—	633,742,003
Netherlands	—	354,204,344	—	354,204,344
Norway	—	138,286,028	—	138,286,028
Portugal	—	67,632,440	—	67,632,440
Spain	—	321,180,467	—	321,180,467
Sweden	24,911	429,185,255	—	429,210,166
Switzerland	—	656,246,568	—	656,246,568
Preferred Stocks
Germany	—	46,412,310	—	46,412,310
Rights/Warrants
France	—	2,585	—	2,585
Israel	—	10	—	10
Spain	—	978,996	—	978,996
Switzerland	—	105,912	—	105,912
Securities Lending Collateral	—	470,885,347	—	470,885,347
TOTAL	$11,628,981	$6,182,124,043	—	$6,193,753,024

192

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.8%)
Consumer Discretionary — (7.6%)
#	Aimia, Inc.	711,317	$1,394,955	0.1%
#	AutoCanada, Inc.	178,738	3,229,504	0.3%
#	BMTC Group, Inc.	17,481	179,539	0.0%
#	BRP, Inc.	204,351	6,868,196	0.6%
#	Cara Operations, Ltd.	72,577	1,485,744	0.1%
#	Cineplex, Inc.	293,783	8,885,678	0.7%
	Cogeco Communications, Inc.	76,656	5,511,080	0.5%
	Cogeco, Inc.	38,868	2,649,447	0.2%
	Corus Entertainment, Inc. Class B	717,638	6,658,497	0.6%
#	DHX Media, Ltd.(BRF12N3)	363,010	1,207,126	0.1%
#	DHX Media, Ltd.(BRF12P5)	479,925	1,581,026	0.1%
	Dorel Industries, Inc. Class B	186,580	4,865,166	0.4%
	Enercare, Inc.	592,559	9,236,774	0.8%
#	Gamehost, Inc.	59,473	502,485	0.0%
*	Glacier Media, Inc.	171,625	75,828	0.0%
#	goeasy, Ltd.	50,633	1,226,480	0.1%
*	Great Canadian Gaming Corp.	333,138	7,917,224	0.7%
#	Hudson's Bay Co.	417,486	3,647,056	0.3%
	Imvescor Restaurant Group, Inc.	49,700	152,170	0.0%
*	Indigo Books & Music, Inc.	2,402	34,445	0.0%
*	Intertain Group, Ltd.	6,600	75,255	0.0%
	Leon's Furniture, Ltd.	140,175	2,126,366	0.2%
	Martinrea International, Inc.	547,048	5,364,047	0.5%
	MTY Food Group, Inc.	103,863	4,100,258	0.3%
#	Pizza Pizza Royalty Corp.	163,112	2,169,601	0.2%
	Reitmans Canada, Ltd. Class A	260,312	936,243	0.1%
	Sleep Country Canada Holdings, Inc.	144,600	4,289,467	0.4%
*	Spin Master Corp.	57,700	2,136,076	0.2%
#*	Stars Group, Inc. (The)	545,738	10,985,827	0.9%
#	Torstar Corp. Class B	393,289	411,550	0.0%
*	TVA Group, Inc. Class B	7,000	20,564	0.0%
	Uni-Select, Inc.	255,631	5,524,372	0.5%
#*	Yellow Pages, Ltd.	215,283	1,381,709	0.1%
	Zenith Capital Corp.	111,820	7,021	0.0%
Total Consumer Discretionary			106,836,776	9.0%

Consumer Staples — (4.2%)
#	AGT Food & Ingredients, Inc.	115,523	2,071,194	0.2%
	Andrew Peller, Ltd. Class A	84,800	811,782	0.1%
	Clearwater Seafoods, Inc.	97,157	672,515	0.1%
#*	Colabor Group, Inc.	67,800	40,466	0.0%
	Corby Spirit and Wine, Ltd.	73,867	1,253,924	0.1%
	Cott Corp.(2228952)	845,649	12,677,197	1.1%
	Cott Corp.(22163N106)	96,682	1,450,230	0.1%
	High Liner Foods, Inc.	100,091	1,102,467	0.1%
	Jean Coutu Group PJC, Inc. (The) Class A	416,076	7,895,156	0.7%
	KP Tissue, Inc.	7,400	86,327	0.0%
	Lassonde Industries, Inc. Class A	5,000	949,539	0.1%
#	Liquor Stores N.A., Ltd.	195,311	1,485,157	0.1%
	Maple Leaf Foods, Inc.	73,345	1,902,274	0.1%
193

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
*	Neptune Technologies & Bioressources, Inc.	22,102	$20,730	0.0%
	North West Co., Inc. (The)	316,536	7,723,861	0.6%
	Premium Brands Holdings Corp.	150,162	12,151,703	1.0%
#	Rogers Sugar, Inc.	575,336	2,831,861	0.2%
#*	SunOpta, Inc.	388,350	3,612,278	0.3%
Total Consumer Staples			58,738,661	4.9%

Energy — (18.4%)
*	Advantage Oil & Gas, Ltd.	1,154,775	6,113,567	0.5%
#*	Africa Oil Corp.	1,016,099	1,283,809	0.1%
	AKITA Drilling, Ltd. Class A	40,600	221,237	0.0%
#*	Athabasca Oil Corp.	3,163,297	2,844,295	0.2%
#*	Baytex Energy Corp.	1,110,006	3,054,431	0.3%
#*	Bellatrix Exploration, Ltd.	325,319	779,191	0.1%
	Birchcliff Energy, Ltd.	1,221,735	4,971,792	0.4%
#*	BlackPearl Resources, Inc.	1,484,501	1,254,249	0.1%
	Bonavista Energy Corp.	1,375,841	2,922,102	0.2%
#	Bonterra Energy Corp.	155,295	1,828,487	0.2%
#*	Calfrac Well Services, Ltd.	874,615	3,525,307	0.3%
#*	Canacol Energy, Ltd.	921,342	2,928,068	0.2%
#	Cardinal Energy, Ltd.	179,790	668,933	0.1%
*	Cequence Energy, Ltd.	499,530	48,400	0.0%
	CES Energy Solutions Corp.	732,042	3,943,641	0.3%
#*	Chinook Energy, Inc.	496,199	123,079	0.0%
#	Cona Resources, Ltd.	195,900	324,956	0.0%
*	Crew Energy, Inc.	1,228,076	4,159,904	0.4%
#*	Delphi Energy Corp.	1,041,539	968,798	0.1%
#*	Denison Mines Corp.	3,295,282	1,353,771	0.1%
	Enerflex, Ltd.	567,158	7,715,389	0.7%
#*	Energy Fuels, Inc.	397,690	548,708	0.0%
	Enerplus Corp.	1,353,175	12,408,387	1.0%
	Ensign Energy Services, Inc.	812,827	4,183,529	0.4%
*	Epsilon Energy, Ltd.	312,073	774,075	0.1%
#*	Essential Energy Services Trust	1,034,741	473,217	0.0%
#*	Fission Uranium Corp.	1,445,000	627,238	0.1%
#	Freehold Royalties, Ltd.	552,172	6,753,953	0.6%
*	Frontera Energy Corp.	17,700	528,215	0.0%
*	GASFRAC Energy Services, Inc.	91,560	9	0.0%
*	Gear Energy, Ltd.	518,000	321,215	0.0%
	Gibson Energy, Inc.	757,539	10,299,383	0.9%
*	Gran Tierra Energy, Inc.	2,720,150	5,924,829	0.5%
#	Granite Oil Corp.	214,508	571,977	0.1%
	High Arctic Energy Services, Inc.	15,400	51,449	0.0%
*	Kelt Exploration, Ltd.	1,174,340	6,435,613	0.5%
*	Manitok Energy, Inc.	13,292	618	0.0%
#*	MEG Energy Corp.	1,435,543	6,375,987	0.5%
	Mullen Group, Ltd.	578,881	7,596,663	0.6%
#*	Newalta Corp.	579,398	390,726	0.0%
	North American Energy Partners, Inc.	150,534	606,757	0.1%
*	NuVista Energy, Ltd.	1,310,626	8,147,601	0.7%
#*	Obsidian Energy, Ltd.	3,864,779	4,104,137	0.3%

194

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#*	Painted Pony Energy, Ltd.	540,861	$1,136,139	0.1%
#*	Paramount Resources, Ltd. Class A	498,213	8,526,895	0.7%
*	Parex Resources, Inc.	826,302	10,990,886	0.9%
	Parkland Fuel Corp.	542,825	11,023,963	0.9%
	Pason Systems, Inc.	364,652	5,294,110	0.4%
	Pembina Pipeline Corp.	448,593	14,830,223	1.2%
#*	Pengrowth Energy Corp.	3,067,669	3,447,888	0.3%
#*	Perpetual Energy, Inc.	41,575	39,316	0.0%
*	Petrus Resources, Ltd.	19,582	34,303	0.0%
#	Peyto Exploration & Development Corp.	401,127	5,472,316	0.5%
*	PHX Energy Services Corp.	241,574	421,317	0.0%
#*	Pine Cliff Energy, Ltd.	496,700	196,355	0.0%
#*	Precision Drilling Corp.	1,596,622	4,789,495	0.4%
#*	Pulse Seismic, Inc.	296,139	766,688	0.1%
#*	Questerre Energy Corp. Class A	778,960	446,811	0.0%
*	Raging River Exploration, Inc.	963,651	5,684,354	0.5%
#*	RMP Energy, Inc.	1,197,822	696,354	0.1%
#	Secure Energy Services, Inc.	998,136	6,506,723	0.6%
	ShawCor, Ltd.	256,281	5,554,311	0.5%
#*	Spartan Energy Corp.	694,048	3,674,402	0.3%
*	Strad Energy Services, Ltd.	19,447	25,324	0.0%
#	Surge Energy, Inc.	1,856,256	3,107,909	0.3%
#*	Tamarack Valley Energy, Ltd.	661,883	1,549,404	0.1%
	TORC Oil & Gas, Ltd.	912,512	4,802,695	0.4%
	Total Energy Services, Inc.	275,579	3,244,748	0.3%
#*	TransGlobe Energy Corp.	516,845	873,360	0.1%
#*	Trican Well Service, Ltd.	1,964,140	7,383,986	0.6%
*	Trinidad Drilling, Ltd.	1,506,484	1,985,135	0.2%
#*	Western Energy Services Corp.	548,797	523,231	0.0%
#	Whitecap Resources, Inc.	1,837,501	13,189,101	1.1%
*	Xtreme Drilling Corp.	99,561	162,063	0.0%
*	Yangarra Resources, Ltd.	394,000	1,206,341	0.1%
	ZCL Composites, Inc.	176,127	1,856,699	0.2%
Total Energy			257,600,537	21.6%

Financials — (6.5%)
	AGF Management, Ltd. Class B	451,269	2,906,787	0.2%
#	Alaris Royalty Corp.	209,645	3,321,559	0.3%
#	Callidus Capital Corp.	79,720	674,169	0.1%
	Canaccord Genuity Group, Inc.	763,165	2,537,771	0.2%
#	Canadian Western Bank	528,680	14,892,048	1.2%
#	Chesswood Group, Ltd.	75,642	755,189	0.1%
	Clairvest Group, Inc.	1,900	53,755	0.0%
#	Clarke, Inc.	17,242	133,649	0.0%
	E-L Financial Corp., Ltd.	3,778	2,421,862	0.2%
#*	Echelon Financial Holdings, Inc.	14,650	151,201	0.0%
	ECN Capital Corp.	2,146,106	7,036,686	0.6%
	Element Fleet Management Corp.	90,300	695,746	0.1%
#	Equitable Group, Inc.	71,024	3,303,186	0.3%
*	Equity Financial Holdings, Inc.	800	6,071	0.0%
	Fiera Capital Corp.	261,337	2,848,150	0.2%

195

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Firm Capital Mortgage Investment Corp.	132,518	$1,304,533	0.1%
#	First National Financial Corp.	95,537	2,125,348	0.2%
#	Genworth MI Canada, Inc.	322,580	10,024,209	0.8%
#	Gluskin Sheff + Associates, Inc.	196,696	2,460,796	0.2%
*	GMP Capital, Inc.	315,787	643,764	0.1%
	Guardian Capital Group, Ltd. Class A	43,097	851,851	0.1%
#	Home Capital Group, Inc.	436,558	4,723,936	0.4%
*	Kingsway Financial Services, Inc.	13,070	71,425	0.0%
#	Laurentian Bank of Canada	221,346	10,294,365	0.9%
#	Sprott, Inc.	1,478,288	2,440,704	0.2%
#*	Street Capital Group, Inc.	120,227	114,626	0.0%
#	Timbercreek Financial Corp.	304,346	2,238,775	0.2%
	TMX Group, Ltd.	218,158	11,919,973	1.0%
*	Trisura Group, Ltd.	6,511	145,603	0.0%
Total Financials			91,097,737	7.7%

Health Care — (1.4%)
#*	CRH Medical Corp.	470,396	1,104,798	0.1%
#	Extendicare, Inc.	577,071	4,191,268	0.4%
*	Knight Therapeutics, Inc.	733,325	4,763,401	0.4%
#	Medical Facilities Corp.	188,969	2,060,921	0.2%
*	Novelion Therapeutics, Inc.	43,802	206,746	0.0%
#	Sienna Senior Living, Inc.	300,715	4,142,086	0.3%
#*	Theratechnologies, Inc.	375,201	2,224,857	0.2%
Total Health Care			18,694,077	1.6%

Industrials — (10.7%)
	Aecon Group, Inc.	432,401	6,512,326	0.5%
	Ag Growth International, Inc.	89,741	3,512,844	0.3%
	Algoma Central Corp.	32,090	324,606	0.0%
*	ATS Automation Tooling Systems, Inc.	526,630	6,061,899	0.5%
#	Badger Daylighting, Ltd.	212,581	4,839,550	0.4%
#	Bird Construction, Inc.	261,544	1,982,715	0.2%
#	Black Diamond Group, Ltd.	335,792	559,610	0.0%
	Calian Group, Ltd.	29,155	750,740	0.1%
#	CanWel Building Materials Group, Ltd.	247,822	1,273,591	0.1%
	Cargojet, Inc.	16,249	679,508	0.1%
	Cervus Equipment Corp.	40,197	472,044	0.0%
#*	DIRTT Environmental Solutions	365,368	1,804,042	0.2%
#	Exchange Income Corp.	89,484	2,406,864	0.2%
#	Exco Technologies, Ltd.	166,465	1,350,972	0.1%
*	GDI Integrated Facility Services, Inc.	700	8,345	0.0%
*	Heroux-Devtek, Inc.	180,454	2,058,974	0.2%
#*	HNZ Group, Inc.	23,088	331,976	0.0%
#	Horizon North Logistics, Inc.	870,644	1,181,015	0.1%
*	IBI Group, Inc.	85,500	497,054	0.0%
#	K-Bro Linen, Inc.	44,753	1,354,974	0.1%
	Magellan Aerospace Corp.	88,776	1,329,472	0.1%
	Maxar Technologies, Ltd.	184,072	11,644,148	1.0%
	Morneau Shepell, Inc.	306,811	5,110,742	0.4%
#*	NAPEC, Inc.	64,900	64,895	0.0%

196

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	New Flyer Industries, Inc.	253,571	$10,759,225	0.9%
#	Richelieu Hardware, Ltd.	280,555	7,348,232	0.6%
	Rocky Mountain Dealerships, Inc.	99,555	907,501	0.1%
	Russel Metals, Inc.	356,806	7,976,347	0.7%
#	Savaria Corp.	94,100	1,161,206	0.1%
#	Stantec, Inc.	522,729	14,935,114	1.3%
	Stuart Olson, Inc.	132,859	548,902	0.0%
#	Student Transportation, Inc.	536,843	3,141,745	0.3%
	TFI International, Inc.	475,353	11,473,911	1.0%
	Toromont Industries, Ltd.	425,013	18,735,361	1.6%
	Transcontinental, Inc. Class A	366,376	8,133,485	0.7%
	Wajax Corp.	133,338	2,424,703	0.2%
	Westshore Terminals Investment Corp.	319,049	6,086,192	0.5%
Total Industrials			149,744,830	12.6%

Information Technology — (3.8%)
*	5N Plus, Inc.	406,229	969,836	0.1%
#	Absolute Software Corp.	235,588	1,524,812	0.1%
#*	Avigilon Corp.	253,094	3,752,956	0.3%
*	BSM Technologies, Inc.	9,200	8,985	0.0%
*	Celestica, Inc.(2263362)	712,858	7,155,655	0.6%
*	Celestica, Inc.(15101Q108)	36,408	365,900	0.0%
	Computer Modelling Group, Ltd.	446,452	3,540,194	0.3%
*	Descartes Systems Group, Inc. (The)	393,056	11,394,694	1.0%
	Enghouse Systems, Ltd.	108,457	4,583,424	0.4%
	Evertz Technologies, Ltd.	155,353	2,271,109	0.2%
#*	EXFO, Inc.	60,487	233,490	0.0%
*	Kinaxis, Inc.	87,472	4,361,735	0.4%
#	Mediagrif Interactive Technologies, Inc.	21,070	219,666	0.0%
*	Mitel Networks Corp.	573,324	4,928,425	0.4%
*	Points International, Ltd.	36,359	417,110	0.0%
	Pure Technologies, Ltd.	174,445	723,417	0.1%
	Quarterhill, Inc.	785,133	1,484,943	0.1%
#*	Sierra Wireless, Inc.	188,147	4,208,916	0.4%
*	Solium Capital, Inc.	108,306	904,999	0.1%
#*	UrtheCast Corp.	516,214	430,145	0.0%
	Vecima Networks, Inc.	6,059	46,730	0.0%
Total Information Technology			53,527,141	4.5%

Materials — (24.6%)
#	Acadian Timber Corp.	58,238	884,336	0.1%
#	AirBoss of America Corp.	100,662	901,206	0.1%
#*	Alacer Gold Corp.	1,793,848	2,794,849	0.2%
	Alamos Gold, Inc. Class A	1,820,687	11,530,125	1.0%
*	Alio Gold, Inc.	200,218	794,604	0.1%
#	Altius Minerals Corp.	218,100	2,016,846	0.2%
#*	Americas Silver Corp.	146,612	595,495	0.1%
*	Amerigo Resources, Ltd.	378,500	240,578	0.0%
*	Argonaut Gold, Inc.	1,073,820	1,939,385	0.2%
#*	Asanko Gold, Inc.	746,275	694,155	0.1%
*	AuRico Metals, Inc.	861,583	868,195	0.1%

197

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	B2Gold Corp.	5,370,434	$13,653,999	1.1%
#*	Balmoral Resources, Ltd.	11,000	4,178	0.0%
	Caledonia Mining Corp. P.L.C.	540	2,947	0.0%
*	Canfor Corp.	502,970	10,004,039	0.8%
	Canfor Pulp Products, Inc.	217,215	2,372,343	0.2%
#*	Capstone Mining Corp.	3,069,355	3,497,366	0.3%
	Cascades, Inc.	456,893	5,503,540	0.5%
*	Centerra Gold, Inc.	1,552,135	10,539,264	0.9%
#*	China Gold International Resources Corp., Ltd.	1,592,861	2,469,361	0.2%
#*	Continental Gold, Inc.	963,348	2,314,843	0.2%
#*	Copper Mountain Mining Corp.	907,730	1,097,635	0.1%
*	Detour Gold Corp.	965,461	10,289,969	0.9%
	Dominion Diamond Corp.(B95LX89)	554,107	7,885,749	0.7%
#	Dominion Diamond Corp.(257287102)	20,700	294,975	0.0%
*	Dundee Precious Metals, Inc.	1,421,222	2,842,224	0.2%
#*	Eastmain Resources, Inc.	86,500	19,779	0.0%
	Eldorado Gold Corp.	4,240,346	5,324,673	0.4%
*	Endeavour Mining Corp.	351,229	6,242,673	0.5%
#*	Endeavour Silver Corp.	270,952	560,764	0.0%
#*	First Majestic Silver Corp.	779,250	5,248,961	0.4%
*	First Mining Finance Corp.	61,500	29,079	0.0%
#*	Fortress Paper, Ltd. Class A	16,706	54,128	0.0%
*	Fortuna Silver Mines, Inc.	1,032,791	4,346,993	0.4%
#*	Golden Star Resources, Ltd.	2,318,527	1,815,140	0.2%
#*	Great Panther Silver, Ltd.	834,051	1,021,472	0.1%
*	Guyana Goldfields, Inc.	993,644	3,542,952	0.3%
	HudBay Minerals, Inc.	1,477,086	10,979,966	0.9%
*	IAMGOLD Corp.	3,203,040	17,578,113	1.5%
#*	Imperial Metals Corp.	281,160	647,272	0.1%
*	Interfor Corp.	467,908	7,616,517	0.6%
*	International Tower Hill Mines, Ltd.	13,001	5,543	0.0%
	Intertape Polymer Group, Inc.	333,777	4,926,063	0.4%
*	Ivanhoe Mines, Ltd. Class A	1,466,561	5,308,767	0.4%
	Kirkland Lake Gold, Ltd.	913,033	10,707,844	0.9%
#*	Klondex Mines, Ltd.	953,463	2,756,699	0.2%
#	Labrador Iron Ore Royalty Corp.	417,556	6,758,057	0.6%
#*	Leagold Mining Corp.	52,342	125,368	0.0%
#*	Liberty Gold Corp.	222,861	82,055	0.0%
	Lucara Diamond Corp.	1,565,665	2,730,599	0.2%
#*	Lundin Gold, Inc.	44,800	171,546	0.0%
#*	Lydian International, Ltd.	57,514	15,826	0.0%
*	Major Drilling Group International, Inc.	606,412	3,248,048	0.3%
#	Mandalay Resources Corp.	1,371,135	313,530	0.0%
#*	Midas Gold Corp.	293,884	177,684	0.0%
*	Nautilus Minerals, Inc.	227,078	36,963	0.0%
	Nevsun Resources, Ltd.	1,898,731	4,474,182	0.4%
*	New Gold, Inc.	3,504,251	11,598,443	1.0%
*	Nighthawk Gold Corp.	17,500	9,495	0.0%
	Norbord, Inc.	210,780	7,597,297	0.6%
#	OceanaGold Corp.	3,671,560	9,846,987	0.8%
*	Orbite Technologies, Inc.	73,500	808	0.0%
#	Osisko Gold Royalties, Ltd.	739,341	9,306,945	0.8%

198

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Pan American Silver Corp.	847,173	$13,842,653	1.2%
#*	Platinum Group Metals, Ltd.	67,631	27,260	0.0%
#*	PolyMet Mining Corp.	613,665	380,538	0.0%
*	Premier Gold Mines, Ltd.	1,041,449	2,768,909	0.2%
#*	Pretium Resources, Inc.	293,903	3,312,287	0.3%
*	Primero Mining Corp.	221,467	14,592	0.0%
#*	RB Energy, Inc.	396,013	396	0.0%
*	Richmont Mines, Inc.	398,871	3,472,073	0.3%
*	Roxgold, Inc.	146,200	124,657	0.0%
#*	Royal Nickel Corp.	385,500	53,787	0.0%
#*	Sabina Gold & Silver Corp.	1,545,521	2,551,709	0.2%
#*	Sandstorm Gold, Ltd.	1,124,852	4,847,824	0.4%
#*	Seabridge Gold, Inc.	98,335	1,330,850	0.1%
*	SEMAFO, Inc.	1,960,761	4,924,320	0.4%
#*	Sherritt International Corp.	2,539,461	2,598,317	0.2%
#*	Sprott Resource Holdings, Inc.	597,898	67,200	0.0%
*	SSR Mining, Inc.	726,305	6,975,365	0.6%
	Stella-Jones, Inc.	241,271	9,425,671	0.8%
#*	Stornoway Diamond Corp.	1,608,797	810,571	0.1%
#	Supremex, Inc.	4,991	15,397	0.0%
#	Tahoe Resources, Inc.	1,339,013	6,424,688	0.5%
#*	Tanzanian Royalty Exploration Corp.	298,950	78,787	0.0%
*	Taseko Mines, Ltd.	1,386,626	3,041,742	0.3%
#*	Tembec, Inc.	420,376	1,528,225	0.1%
#*	Teranga Gold Corp.	579,814	1,177,515	0.1%
#*	TMAC Resources, Inc.	68,713	429,822	0.0%
*	Torex Gold Resources, Inc.	427,760	5,898,652	0.5%
*	Trevali Mining Corp.	2,518,216	2,674,177	0.2%
#*	Wesdome Gold Mines, Ltd.	568,064	788,183	0.1%
	West Fraser Timber Co., Ltd.	800	48,660	0.0%
	Western Forest Products, Inc.	2,515,309	5,108,216	0.4%
	Winpak, Ltd.	149,435	5,768,439	0.5%
	Yamana Gold, Inc.	4,803,883	12,474,233	1.1%
Total Materials			344,245,152	28.9%

Real Estate — (2.8%)
	Altus Group, Ltd.	263,514	7,196,030	0.6%
	Brookfield Real Estate Services, Inc.	31,469	397,601	0.0%
	Colliers International Group, Inc.	174,095	10,203,335	0.9%
*	DREAM Unlimited Corp. Class A	241,400	1,375,312	0.1%
	FirstService Corp.(BYL7ZF7)	177,734	12,372,909	1.0%
	FirstService Corp.(33767E103)	1,234	85,960	0.0%
	Genesis Land Development Corp.	76,842	226,339	0.0%
	Information Services Corp.	7,374	100,885	0.0%
#*	Mainstreet Equity Corp.	29,849	873,652	0.1%
	Mainstreet Health Investments, Inc.	76,166	654,266	0.1%
	Melcor Developments, Ltd.	51,140	596,587	0.1%
	Morguard Corp.	11,268	1,676,968	0.1%
	Tricon Capital Group, Inc.	415,308	3,489,604	0.3%
Total Real Estate			39,249,448	3.3%

199

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (4.8%)
Alterra Power Corp.	160,142	$973,191	0.1%
Boralex, Inc. Class A	317,384	5,638,665	0.5%
# Capital Power Corp.	550,609	10,426,616	0.9%
Innergex Renewable Energy, Inc.	513,027	5,603,093	0.5%
Just Energy Group, Inc.	720,976	4,012,563	0.3%
* Maxim Power Corp.	92,234	203,757	0.0%
# Northland Power, Inc.	562,788	10,761,941	0.9%
Polaris Infrastructure, Inc.	79,700	1,160,812	0.1%
# Superior Plus Corp.	849,685	8,555,467	0.7%
TransAlta Corp.	1,716,509	10,151,898	0.8%
TransAlta Renewables, Inc.	506,146	5,457,322	0.5%
Valener, Inc.	276,149	4,741,261	0.4%
Total Utilities		67,686,586	5.7%
TOTAL COMMON STOCKS		1,187,420,945	99.8%

RIGHTS/WARRANTS — (0.0%)
* QLT, Inc. Warrants 11/23/17	219,010	—	0.0%
* QLT, Inc. Warrants 11/23/17 Class A	219,010	—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%
TOTAL INVESTMENT SECURITIES		1,187,420,945

		Value†
SECURITIES LENDING COLLATERAL — (15.2%)
§@ DFA Short Term Investment Fund	18,401,076	212,918,854	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,494,062,372)		$1,400,339,799	117.7%

200

The Canadian Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$106,829,755	$7,021	—	$106,836,776
Consumer Staples	58,738,661	—	—	58,738,661
Energy	257,600,528	9	—	257,600,537
Financials	91,097,737	—	—	91,097,737
Health Care	18,487,331	206,746	—	18,694,077
Industrials	149,744,830	—	—	149,744,830
Information Technology	53,527,141	—	—	53,527,141
Materials	344,243,948	1,204	—	344,245,152
Real Estate	39,249,448	—	—	39,249,448
Utilities	67,686,586	—	—	67,686,586
Securities Lending Collateral	—	212,918,854	—	212,918,854
TOTAL	$1,187,205,965	$213,133,834	—	$1,400,339,799

201

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 5, 2018

By:	/s/Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 5, 2018